UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080

(Address of principal executive offices)

Principal Management Corporation, 711 High Street, Des Moines, IA 50392-2080

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	October 31, 2017
Date of reporting period:	January 31, 2017

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
California Municipal Fund
January 31, 2017 (unaudited)

	Principal				Principal
MUNICIPAL BONDS - 99.65%	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
California - 98.30%				California (continued)
Abag Finance Authority for Nonprofit Corps				California State University (credit support
5.00%, 08/01/2043	$1,500	$1,654		from AGM)
Alameda Community Improvement				5.00%, 11/01/2039(a)	$945	$993
Commission Successor Agency (credit				5.00%, 11/01/2039(a)	55	57
support from BAM)				California Statewide Communities
5.00%, 09/01/2031(a)	1,000	1,122		Development Authority
Alameda Corridor Transportation Authority				4.00%, 02/01/2022	830	866
5.00%, 10/01/2034	5,000	5,481		4.00%, 02/01/2025	940	963
5.00%, 10/01/2036	1,250	1,361		5.00%, 10/01/2028	1,875	2,093
5.00%, 10/01/2037	1,000	1,084		5.00%, 02/01/2030	2,000	2,140
Alameda Unified School District-Alameda				5.00%, 12/01/2036(c)	5,000	5,189
County/CA				5.00%, 05/15/2040	3,500	3,730
5.00%, 08/01/2032	1,795	2,070		5.00%, 12/01/2041(c)	1,000	1,034
Alum Rock Union Elementary School				5.00%, 10/01/2046	4,000	4,255
District				5.25%, 12/01/2034	3,500	3,695
5.25%, 08/01/2043	1,000	1,140		7.25%, 11/15/2041(c)	1,500	1,658
Anaheim Public Financing Authority				California Statewide Communities
5.25%, 10/01/2034	1,000	1,088		Development Authority (credit support from
Association of Bay Area Governments (credit				CA MTG INS)
support from XLCA)				6.25%, 08/15/2028(a)	2,250	2,431
5.25%, 09/01/2029(a)	130	130		California Statewide Communities
Bay Area Toll Authority				Development Authority (credit support from
5.13%, 04/01/2039	3,000	3,255		FHA INS)
California Educational Facilities Authority				6.25%, 08/01/2024(a)	795	893
5.00%, 10/01/2036	1,000	1,134		California Statewide Financing Authority
5.00%, 10/01/2045	1,000	1,124		6.00%, 05/01/2043	2,050	2,060
5.00%, 12/29/2015(b)	3,600	3,863		6.00%, 05/01/2043	1,550	1,558
5.00%, 01/01/2038(b)	956	991		Chula Vista Municipal Financing Authority
5.00%, 01/01/2038(b)	387	400		5.00%, 05/01/2030	1,900	2,236
5.00%, 10/01/2038(b)	900	960		5.00%, 05/01/2031	1,885	2,199
5.25%, 10/01/2039(b)	6,500	6,962		City of Alhambra CA (credit support from
5.38%, 04/01/2034	1,000	1,096		NATL)
California Health Facilities Financing				6.13%, 09/02/2018(a)	1,175	1,180
Authority				City of Bakersfield CA Wastewater
4.00%, 03/01/2039	2,400	2,362		Revenue (credit support from AGM)
5.00%, 08/15/2031	2,700	3,155		5.00%, 09/15/2032(a)	2,000	2,052
5.00%, 08/15/2033	1,750	2,024		City of Compton CA
5.00%, 08/15/2034	2,000	2,306		2.00%, 06/01/2017(c)	9,000	8,995
5.00%, 02/01/2035	2,000	2,171		City of Compton CA Water Revenue
5.00%, 11/15/2046	5,000	5,552		6.00%, 08/01/2039	1,250	1,298
5.00%, 11/15/2046(b)	4,504	4,979		City of Irvine CA
5.75%, 09/01/2039	2,000	2,225		5.00%, 09/01/2049	1,000	1,040
6.00%, 07/01/2039	2,000	2,222		City of Los Angeles CA Wastewater System
6.50%, 10/01/2038	985	1,074		Revenue
6.50%, 10/01/2038	15	16		5.00%, 06/01/2034	2,000	2,293
California Health Facilities Financing				City of Los Angeles Department of Airports
Authority (credit support from CA MTG INS)				5.00%, 05/15/2033	1,000	1,125
5.00%, 07/01/2035(a)	1,000	1,110		5.00%, 05/15/2036	4,500	5,002
California Infrastructure & Economic				5.00%, 05/15/2042	1,200	1,321
Development Bank (credit support from				5.13%, 05/15/2033	1,230	1,296
NATL ST INTERCEPT)				City of Riverside CA Sewer Revenue
5.00%, 08/15/2018(a)	500	502		5.00%, 08/01/2040	4,000	4,438
California Municipal Finance Authority				City of San Francisco CA Public Utilities
5.00%, 11/01/2028	1,000	1,094		Commission Water Revenue
5.25%, 11/01/2036	6,000	6,484		5.00%, 11/01/2034	1,800	2,104
California Pollution Control Financing				5.00%, 11/01/2036	2,010	2,266
Authority				City of Turlock CA
3.00%, 11/01/2025	9,425	9,360		5.13%, 10/15/2031	1,000	1,030
4.30%, 07/01/2040	1,500	1,518		5.13%, 10/15/2037	1,000	1,030
5.00%, 07/01/2030(c)	2,000	2,073		City of Vernon CA Electric System Revenue
5.00%, 07/01/2037(c)	4,000	4,092		5.13%, 08/01/2021	435	465
California School Finance Authority				5.13%, 08/01/2021	1,260	1,356
5.00%, 07/01/2035(c)	1,925	2,003		Coachella Valley Unified School
5.00%, 08/01/2036(c)	1,170	1,217		District/CA (credit support from AGM)
California State Public Works Board				0.00%, 08/01/2039(a),(d)	7,800	2,853
5.00%, 11/01/2033	2,715	3,126		Compton Public Finance Authority
5.00%, 11/01/2034	2,500	2,865		4.50%, 09/01/2032(c)	7,000	6,796
5.00%, 11/01/2037	1,375	1,533		County of Sacramento CA Airport System
5.00%, 10/01/2039	4,500	5,050		Revenue
California State University				5.00%, 07/01/2036	1,350	1,509
5.25%, 11/01/2038	2,000	2,181		Dinuba Financing Authority
				5.38%, 09/01/2038	1,000	1,006

See accompanying notes

Schedule of Investments
California Municipal Fund
January 31, 2017 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
California (continued)				California (continued)
Dinuba Redevelopment Agency (credit				Palomar Health
support from BAM)				4.00%, 08/01/2037	$500	$497
5.00%, 09/01/2033(a)	$2,000	$2,248		5.00%, 11/01/2036	3,000	3,110
East Bay Municipal Utility District Water				5.00%, 11/01/2039	2,000	2,059
System Revenue				Pittsburg Successor Agency Redevelopment
5.00%, 06/01/2036	1,000	1,106		Agency (credit support from AGM)
El Monte Union High School District (credit				5.00%, 09/01/2028(a)	1,000	1,165
support from AGC)				5.00%, 09/01/2029(a)	1,000	1,154
5.50%, 06/01/2034(a)	2,000	2,196		Pittsburg Unified School District
Escondido Union High School District				0.00%, 08/01/2036(d)	1,365	582
0.00%, 08/01/2041(d)	1,000	343		4.00%, 08/01/2040	4,500	4,582
Fontana Redevelopment Agency (credit				5.00%, 08/01/2043	2,900	3,258
support from NATL)				Pittsburg Unified School District (credit
5.20%, 09/01/2030(a)	1,000	1,003		support from AGM)
Foothill-De Anza Community College				5.50%, 08/01/2031(a)	1,000	1,067
District				Pomona Public Financing Authority (credit
5.00%, 08/01/2040	1,500	1,727		support from NATL)
Golden State Tobacco Securitization Corp				5.00%, 02/01/2021(a)	5,000	5,015
4.50%, 06/01/2027	5,565	5,598		Pomona Unified School District (credit
5.30%, 06/01/2037	1,000	979		support from NATL)
5.75%, 06/01/2047	9,600	9,431		6.15%, 08/01/2030(a)	1,000	1,185
Golden State Tobacco Securitization				Port Commission of the City & County of San
Corp (credit support from GOLDEN ST TOB				Francisco
SECURITIZATION)				4.00%, 03/01/2035	1,000	1,004
5.00%, 06/01/2033(a)	5,000	4,844		Port of Los Angeles
Golden State Tobacco Securitization				5.00%, 08/01/2032	1,740	1,954
Corp (credit support from ST APPROP)				Poway Unified School District
5.00%, 06/01/2033(a)	2,000	2,235		0.00%, 08/01/2036(d)	4,000	1,748
Indio Redevelopment Agency				Regents of the University of California
5.63%, 08/15/2035	1,355	1,432		Medical Center Pooled Revenue
Inland Valley Development Agency				5.00%, 05/15/2035	5,000	5,692
5.25%, 09/01/2037	1,000	1,114		Richmond Joint Powers Financing Authority
La Verne Public Financing Authority				6.25%, 07/01/2024	1,000	1,104
7.25%, 09/01/2026	765	767		Ripon Unified School District (credit support
Lancaster Redevelopment Agency Successor				from BAM)
Agency				0.00%, 08/01/2033(a),(d)	1,110	503
6.88%, 08/01/2039	545	621		Riverside Community Properties Development
6.88%, 08/01/2039	455	505		Inc
Los Angeles County Public Works Financing				6.00%, 10/15/2038	1,000	1,169
Authority				Riverside County Public Financing
5.00%, 12/01/2033	2,000	2,297		Authority (credit support from BAM)
5.00%, 08/01/2042	1,400	1,580		5.00%, 10/01/2028(a)	1,000	1,162
5.00%, 12/01/2045(b)	5,500	6,189		5.00%, 10/01/2029(a)	1,500	1,732
Los Angeles County Sanitation Districts				5.00%, 10/01/2030(a)	1,500	1,723
Financing Authority				Riverside County Transportation
5.00%, 10/01/2035	4,500	5,109		Commission
Los Angeles Department of Water				5.00%, 06/01/2032	1,500	1,657
5.00%, 07/01/2034(b)	5,000	5,794		Rocklin Unified School District (credit
5.38%, 07/01/2038	1,000	1,074		support from NATL)
Los Angeles Unified School District/CA				0.00%, 08/01/2019(a),(d)	1,360	1,214
5.00%, 07/01/2029	2,000	2,162		0.00%, 08/01/2020(a),(d)	1,415	1,197
Los Angeles Unified School				0.00%, 08/01/2023(a),(d)	1,225	883
District/CA (credit support from AGM)				Salinas Valley Solid Waste Authority (credit
5.00%, 07/01/2032(a)	1,000	1,018		support from AGM)
Marin Healthcare District				5.50%, 08/01/2031(a)	1,500	1,691
5.00%, 08/01/2034	1,000	1,141		San Diego Community College District
Merced Union High School District				5.25%, 08/01/2033(b)	1,950	2,144
0.00%, 08/01/2032(d)	3,380	1,810		San Diego Public Facilities Financing
Morongo Band of Mission Indians/The				Authority Water Revenue
6.50%, 03/01/2028(c)	1,000	1,043		5.38%, 08/01/2034	2,000	2,206
Norco Community Redevelopment Agency				San Diego Redevelopment Agency Successor
Successor Agency (credit support from BAM)				Agency
5.00%, 03/01/2032(a)	1,000	1,121		6.40%, 09/01/2019	775	778
Norco Financing Authority (credit support				San Diego Unified School District/CA
from AGM)				4.00%, 07/01/2045	3,395	3,443
5.63%, 10/01/2034(a)	1,000	1,089		San Francisco Bay Area Rapid Transit
Oakland Unified School District/Alameda				District
County				5.00%, 07/01/2028	1,755	1,927
5.00%, 08/01/2040	3,400	3,828		San Francisco City & County Airport Comm-
Palm Desert Financing Authority (credit				San Francisco International Airport
support from NATL)				5.00%, 05/01/2031	1,000	1,165
5.00%, 08/01/2022(a)	1,280	1,280		5.00%, 05/01/2041	5,000	5,501

See accompanying notes

     Schedule of Investments California Municipal Fund January 31, 2017 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
California (continued)				Guam - 0.66%
San Francisco City & County Redevelopment				Guam Government Waterworks Authority
Agency				5.00%, 01/01/2046	$2,525	$2,651
5.00%, 08/01/2044	$1,500	$1,571
6.50%, 08/01/2039	1,000	1,131		Virgin Islands - 0.69%
San Joaquin Hills Transportation Corridor				Virgin Islands Public Finance Authority
Agency				5.00%, 10/01/2030	3,700	2,775
5.00%, 01/15/2034	6,185	6,677
San Luis Obispo County Financing				TOTAL MUNICIPAL BONDS		$402,570
Authority (credit support from AGM)				Total Investments		$402,570
5.00%, 08/01/2030(a)	1,000	1,100		Liability for Floating Rate Notes Issued in Conjunction with
San Luis Obispo County Financing				Securities Held - (4.30)%
Authority (credit support from BAM)				Notes with interest rates of 0.69% - 0.71% at	$(17,381)	$(17,381)
5.00%, 09/01/2037(a)	1,000	1,113		January 31, 2017 and contractual maturity of
Santa Clara County Financing Authority				collateral of 2017-2034.(f)
5.25%, 05/15/2036	2,000	2,111		Total Net Investments		$385,189
Santa Margarita Water District				Other Assets and Liabilities - 4.65%		$18,797
5.00%, 09/01/2038	465	489		TOTAL NET ASSETS - 100.00%		$403,986
Semitropic Improvement District
5.00%, 12/01/2038	2,000	2,172
Simi Valley Unified School District				(a)	Credit support indicates investments that benefit from credit enhancement
5.00%, 08/01/2027(e)	1,000	1,225		or liquidity support provided by a third party bank, institution, or
Southern California Public Power Authority				government agency.
5.00%, 11/01/2029	2,380	2,697		(b)	Security or portion of underlying security related to Inverse Floaters
5.25%, 07/01/2029	695	796		entered into by the Fund. See Notes to Financial Statements for additional
5.25%, 07/01/2031	695	791		information.
State of California				(c)	Security exempt from registration under Rule 144A of the Securities Act of
2.45%, 12/01/2031	910	908		1933. These securities may be resold in transactions exempt from
5.00%, 09/01/2034	5,000	5,747		registration, normally to qualified institutional buyers. At the end of the
5.00%, 02/01/2038	1,450	1,611		period, the value of these securities totaled $34,100 or 8.44% of net assets.
5.00%, 04/01/2043	3,380	3,756		(d) Non-Income Producing Security
5.25%, 11/01/2040	1,500	1,680		(e) Security purchased on a when-issued basis.
5.75%, 04/01/2031	675	736		(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
6.00%, 03/01/2033	2,000	2,264		effect at January 31, 2017.
6.00%, 04/01/2038	3,000	3,291
State of California Department of Water
Resources
5.00%, 12/01/2028	1,615	1,702		Portfolio Summary (unaudited)
5.00%, 12/01/2028	65	68		Sector		Percent
Stockton East Water District (credit support				Revenue Bonds		60.92%
from NATL)				Insured		14.50%
5.25%, 04/01/2022(a)	1,780	1,783		General Obligation Unlimited		12.35%
Stockton Unified School District (credit				Prerefunded		8.12%
support from AGM)				General Obligation Limited Notes		2.23%
5.00%, 08/01/2038(a)	1,500	1,663		Special Tax		0.90%
Tobacco Securitization Authority of Southern				Tax Allocation		0.63%
California				Liability For Floating Rate Notes Issued		(4.30)%
5.13%, 06/01/2046	1,500	1,434		Other Assets and Liabilities		4.65%
Travis Unified School District (credit support				TOTAL NET ASSETS		100.00%
from AGM)
5.00%, 09/01/2029(a)	1,000	1,154
Tulare County Transportation Authority
5.00%, 02/01/2029	1,000	1,159
Tustin Public Financing Authority
5.00%, 04/01/2041	1,000	1,142
University of California
5.00%, 05/15/2044	1,000	1,125
5.25%, 05/15/2039(b)	857	935
5.25%, 05/15/2039(b)	1,657	1,810
5.25%, 05/15/2039(b)	487	532
Walnut Energy Center Authority
5.00%, 01/01/2035	1,225	1,323
West Hollywood Public Financing Authority
5.00%, 04/01/2036	1,500	1,700
West Sacramento Financing Authority
5.00%, 09/01/2029	465	527
Western Municipal Water District Facilities
Authority
5.00%, 10/01/2034	1,700	1,868
Woodland-Davis Clean Water Agency (credit
support from AGM)
5.00%, 03/01/2039(a)	1,500	1,684
		$397,144

See accompanying notes

     Schedule of Investments Core Plus Bond Fund January 31, 2017 (unaudited)

COMMON STOCKS - 0.07%	Shares Held		Value(000	's)		Principal
Forest Products & Paper - 0.01%					BONDS (continued)	Amount (000's) Value (000's)
Verso Corp (a)		61,185	$495		Agriculture (continued)
Verso Corp - Warrants (a),(b)		1,355	—		Vector Group Ltd
			$495		6.13%, 02/01/2025(e)	$1,040	$1,069
Oil & Gas Services - 0.06%							$34,569
Seventy Seven Energy Inc (a)		45,353	2,157		Airlines - 0.53%
					American Airlines 2013-1 Class B Pass
TOTAL COMMON STOCKS			$2,652		Through Trust
INVESTMENT COMPANIES - 1.19%	Shares Held		Value(000	's)	5.63%, 01/15/2021(e)	1,247	1,302
Money Market Funds - 1.19%					American Airlines 2013-2 Class A Pass
Goldman Sachs Financial Square Funds -	44,619,297		44,619		Through Trust
Government Fund					4.95%, 07/15/2024	1,515	1,614
					American Airlines 2014-1 Class A Pass
TOTAL INVESTMENT COMPANIES			$44,619		Through Trust
PREFERRED STOCKS - 0.45%	Shares Held		Value(000	's)	3.70%, 04/01/2028	1,386	1,389
Banks- 0.38%					American Airlines 2015-1 Class A Pass
Bank of America Corp 6.50%(c)		35,000	$915		Through Trust
CoBank ACB 6.20%(c),(d)		35,000	3,558		3.38%, 11/01/2028	4,693	4,611
Morgan Stanley 6.38%(c),(d)		145,000	3,841		American Airlines 2015-1 Class B Pass
State Street Corp 5.90%(c),(d)		225,000	5,913		Through Trust
					3.70%, 11/01/2024	232	227
			$14,227
Electric - 0.03%					American Airlines 2016-3 Class A Pass
SCE Trust III 5.75%(c),(d)		50,000	1,308		Through Trust
					3.25%, 04/15/2030	1,175	1,128
					American Airlines 2017-1 Class AA Pass
Telecommunications - 0.04%					Through Trust
Verizon Communications Inc 5.90%		50,000	1,321		3.65%, 08/15/2030	2,360	2,372
					United Airlines 2014-1 Class A Pass Through
TOTAL PREFERRED STOCKS			$16,856		Trust
	Principal				4.00%, 10/11/2027	2,503	2,569
BONDS- 66.41%	Amount (000's)		Value(000	's)	United Airlines 2014-2 Class A Pass Through
Advertising - 0.02%					Trust
MDC Partners Inc					3.75%, 03/03/2028	2,290	2,321
6.50%, 05/01/2024(e)		$865	$753
					United Airlines 2016-1 Class AA Pass
					Through Trust
Aerospace & Defense - 0.14%					3.10%, 01/07/2030	940	914
Air 2 US					US Airways 2001-1G Pass Through Trust
8.03%, 10/01/2020(e)		119	125		7.08%, 09/20/2022	148	158
8.63%, 10/01/2020(e)		131	136
					US Airways 2013-1 Class A Pass Through
BAE Systems PLC					Trust
4.13%, 06/08/2022	GBP	100	141		3.95%, 05/15/2027	1,212	1,234
Lockheed Martin Corp							$19,839
2.50%, 11/23/2020		$2,720	2,742		Apparel - 0.02%
United Technologies Corp					NIKE Inc
4.15%, 05/15/2045		735	739		3.88%, 11/01/2045	940	911
4.50%, 06/01/2042		650	684
5.40%, 05/01/2035		585	680		Automobile Asset Backed Securities - 6.92%
			$5,247		Ally Auto Receivables Trust 2014-SN2
Agriculture - 0.92%					1.21%, 02/20/2019(d)	3,324	3,324
Altria Group Inc					Ally Auto Receivables Trust 2016-2
3.88%, 09/16/2046		740	678		1.35%, 05/15/2020	10,500	10,489
4.50%, 05/02/2043		2,485	2,508		AmeriCredit Automobile Receivables 2015-4
BAT International Finance PLC					2.11%, 01/08/2021(d)	1,575	1,578
2.75%, 06/15/2020(e)		485	488		2.88%, 07/08/2021	1,750	1,768
Imperial Brands Finance PLC					AmeriCredit Automobile Receivables 2016-1
2.25%, 02/26/2021	EUR	400	460		1.52%, 06/10/2019	1,551	1,552
3.38%, 02/26/2026		150	186		1.52%, 06/10/2019(d)	3,476	3,480
3.75%, 07/21/2022(e)		$3,065	3,153
4.25%, 07/21/2025(e)		2,520	2,594		2.89%, 01/10/2022	5,700	5,762
					AmeriCredit Automobile Receivables Trust
4.88%, 06/07/2032	GBP	150	225		2014-2
5.50%, 09/28/2026		100	155		2.18%, 06/08/2020	2,000	2,011
Philip Morris International Inc					AmeriCredit Automobile Receivables Trust
1.88%, 02/25/2021		$5,295	5,191		2015-2
4.38%, 11/15/2041		280	278		2.40%, 01/08/2021(d)	7,850	7,910
Pinnacle Operating Corp					AmeriCredit Automobile Receivables Trust
0.00%, 05/15/2023(a),(b)		460	460		2015-3
9.00%, 11/15/2020(e)		1,785	901		1.28%, 01/08/2019(d)	296	296
Reynolds American Inc					AmeriCredit Automobile Receivables Trust
3.25%, 06/12/2020		1,558	1,598		2016-2
4.45%, 06/12/2025		1,355	1,420		1.47%, 10/08/2019(d)	4,501	4,510
5.70%, 08/15/2035		3,035	3,472		2.87%, 11/08/2021(d)	4,325	4,360
5.85%, 08/15/2045		3,935	4,572		AmeriCredit Automobile Receivables Trust
6.88%, 05/01/2020		4,545	5,161		2016-3
					1.33%, 11/08/2019(d)	3,750	3,755

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)				Automobile Asset Backed Securities (continued)
Americredit Automobile Receivables Trust				MMCA Auto Owner Trust 2014-A
2016-4				1.21%, 12/16/2019(d),(e)		$2,399	$2,396
1.34%, 04/08/2020		$4,680	$4,675	1.92%, 12/16/2019(e)		330	331
2.41%, 07/08/2022(d)		7,000	6,948	Nissan Auto Lease Trust 2016-B
Capital Auto Receivables Asset Trust 2014-2				1.05%, 12/17/2018(d)		10,900	10,908
1.26%, 05/21/2018(d)		163	163	Nissan Auto Receivables 2013-C Owner
Capital Auto Receivables Asset Trust 2015-2				Trust
1.73%, 09/20/2019		525	526	0.67%, 08/15/2018(d)		272	272
Capital Auto Receivables Asset Trust 2015-3				OneMain Direct Auto Receivables Trust 2016-
1.94%, 01/21/2020		1,255	1,261	1
Capital Auto Receivables Asset Trust 2016-1				2.04%, 01/15/2021(d),(e)		3,012	3,021
1.48%, 11/20/2018(d)		5,128	5,136	Santander Drive Auto Receivables Trust 2014-
Capital Auto Receivables Asset Trust 2016-2				1
1.37%, 01/22/2019(d)		2,633	2,636	2.36%, 04/15/2020		810	813
Capital Auto Receivables Asset Trust 2016-3				Santander Drive Auto Receivables Trust 2014-
1.20%, 04/22/2019(d)		850	850	5
CarMax Auto Owner Trust 2014-4				1.77%, 09/16/2019		3,002	3,005
2.44%, 11/16/2020		2,000	2,010	2.46%, 06/15/2020		4,000	4,028
CarMax Auto Owner Trust 2015-2				Santander Drive Auto Receivables Trust 2016-
1.05%, 06/15/2018(d)		249	249	1
CarMax Auto Owner Trust 2017-1				1.55%, 07/15/2019(d)		3,318	3,321
1.98%, 11/15/2021(d)		200	200	Santander Drive Auto Receivables Trust 2016-
Chesapeake Funding II LLC				2
1.92%, 03/15/2028(d),(e)		8,000	8,049	1.42%, 07/15/2019(d)		9,462	9,472
Chesapeake Funding LLC				2.66%, 11/15/2021(d)		3,500	3,509
1.19%, 03/07/2026(d),(e)		9,014	8,986	Santander Drive Auto Receivables Trust 2016-
1.22%, 01/07/2025(d),(e)		627	627	3
1.27%, 02/07/2027(d),(e)		9,083	9,073	1.34%, 11/15/2019		750	750
Chrysler Capital Auto Receivables Trust 2015-				Volkswagen Auto Lease Trust 2015-A
B				1.25%, 12/20/2017		11,396	11,396
1.46%, 12/17/2018(e)		1,784	1,785	Volkswagen Auto Loan Enhanced Trust 2014-
Drive Auto Receivables Trust 2016-A				1
3.17%, 05/15/2020(d),(e)		1,000	1,008	0.91%, 10/22/2018		855	854
Drive Auto Receivables Trust 2016-C				Wheels SPV 2 LLC
1.41%, 01/15/2019(d),(e)		8,500	8,492	0.85%, 08/20/2017(e)		1,097	1,096
2.37%, 11/16/2020(d),(e)		8,000	7,988	World Omni Auto Receivables Trust 2014-B
Drive Auto Receivables Trust 2017-A				1.14%, 01/15/2020		6,311	6,302
2.51%, 01/15/2021(d),(e)		5,350	5,354	World Omni Automobile Lease Securitization
Enterprise Fleet Financing LLC				Trust 2016-A
1.59%, 02/22/2021(d),(e)		2,246	2,246	1.18%, 02/15/2019(d)		12,433	12,452
Ford Credit Auto Lease Trust 2016-A							$260,355
1.31%, 11/15/2018(d)		5,288	5,290	Automobile Floor Plan Asset Backed Securities - 0.63%
Ford Credit Auto Owner Trust 2016-A				Ally Master Owner Trust
1.39%, 07/15/2020		1,620	1,617	1.60%, 10/15/2019		8,000	8,007
GM Financial Automobile Leasing Trust				Ford Credit Floorplan Master Owner Trust A
2014-2				1.17%, 02/15/2019(d)		1,605	1,605
1.22%, 01/22/2018(d),(e)		3,575	3,575	Nissan Master Owner Trust Receivables
1.96%, 03/20/2018(e)		1,500	1,503	1.17%, 01/15/2020(d)		3,500	3,505
2.43%, 03/20/2018(e)		4,250	4,263	Wells Fargo Dealer Floorplan Master Note
GM Financial Automobile Leasing Trust				Trust
2016-2				1.16%, 07/20/2019(d)		10,575	10,576
1.28%, 10/22/2018(d)		5,024	5,030				$23,693
GM Financial Automobile Leasing Trust				Automobile Manufacturers - 1.48%
2016-3				Daimler AG
1.14%, 02/20/2019(d)		9,000	9,008	2.00%, 04/07/2020	EUR	500	571
1.35%, 02/20/2019		1,700	1,698	Daimler Finance North America LLC
1.97%, 05/20/2020(d)		2,100	2,080	1.65%, 03/02/2018(e)		$2,830	2,830
2.38%, 05/20/2020(d)		1,250	1,236	2.25%, 03/02/2020(e)		1,730	1,725
Hertz Fleet Lease Funding LP				2.85%, 01/06/2022(e)		2,175	2,177
1.16%, 04/10/2028(d),(e)		1,913	1,912	3.45%, 01/06/2027(e)		1,470	1,466
1.31%, 12/10/2027(d),(e)		2,124	2,124	Daimler International Finance BV
Honda Auto Receivables 2015-3 Owner				3.50%, 06/06/2019	GBP	150	200
Trust				Ford Motor Co
0.92%, 11/20/2017		235	235	5.29%, 12/08/2046		$2,440	2,422
Hyundai Auto Lease Securitization Trust				Ford Motor Credit Co LLC
2016	-A			2.60%, 11/04/2019		1,275	1,276
1.32%, 07/16/2018(d),(e)		16,012	16,029	4.39%, 01/08/2026		775	780
Hyundai Auto Lease Securitization Trust				General Motors Co
2017	-A			3.50%, 10/02/2018		4,320	4,413
1.56%, 07/15/2019(d),(e)		500	500	4.88%, 10/02/2023		2,488	2,637
Mercedes Benz Auto Lease Trust 2015-B				6.25%, 10/02/2043		530	588
1.29%, 01/16/2018(d)		1,272	1,272	6.60%, 04/01/2036		2,295	2,643

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Automobile Manufacturers (continued)				Banks (continued)
General Motors Financial Co Inc				CoBank ACB
0.96%, 09/07/2023	EUR	750	$788	6.25%, 12/31/2049(c),(d)		$1,270	$1,339
2.63%, 07/10/2017		$3,695	3,712	Compass Bank
3.25%, 05/15/2018		2,185	2,216	1.85%, 09/29/2017		2,675	2,670
3.45%, 01/14/2022		1,670	1,671	2.75%, 09/29/2019		2,125	2,115
4.25%, 05/15/2023		2,215	2,270	Cooperatieve Rabobank UA
4.30%, 07/13/2025		2,230	2,222	3.95%, 11/09/2022		825	844
4.35%, 01/17/2027		1,435	1,423	4.38%, 08/04/2025		635	649
Jaguar Land Rover Automotive PLC				4.63%, 05/23/2029	GBP	250	333
5.63%, 02/01/2023(e)		1,740	1,823	5.25%, 09/14/2027		125	176
Navistar International Corp				5.25%, 08/04/2045		$5,270	5,721
8.25%, 11/01/2021		1,595	1,611	5.50%, 12/31/2049(c),(d)	EUR	425	468
Nissan Motor Acceptance Corp				11.00%, 12/29/2049(c),(d),(e)		$1,560	1,825
1.49%, 03/03/2017(d),(e)		3,000	3,001	Corp Financiera de Desarrollo SA
Toyota Motor Credit Corp				4.75%, 07/15/2025(e)		475	500
1.41%, 01/17/2019(d)		1,320	1,324	Credit Suisse AG/Guernsey
Volkswagen Group of America Finance LLC				5.86%, 12/31/2049(c)		3,750	3,727
1.35%, 11/20/2017(d),(e)		10,000	9,977	Credit Suisse Group AG
			$55,766	4.28%, 01/09/2028(e)		2,730	2,716
Automobile Parts & Equipment - 0.13%				Discover Bank/Greenwood DE
Allison Transmission Inc				2.60%, 11/13/2018		5,500	5,552
5.00%, 10/01/2024(e)		1,050	1,058	Fifth Third Bank/Cincinnati OH
Dana Inc				2.88%, 10/01/2021		220	222
5.50%, 12/15/2024		1,590	1,654	First Horizon National Corp
IHO Verwaltungs GmbH				3.50%, 12/15/2020		1,055	1,075
4.75%, PIK 5.50%, 09/15/2026(e),(f)		305	300	First Republic Bank/CA
ZF North America Capital Inc				4.38%, 08/01/2046		6,820	6,233
4.50%, 04/29/2022(e)		195	200	Global Bank Corp
4.75%, 04/29/2025(e)		1,575	1,601	4.50%, 10/20/2021(e)		1,050	1,025
			$4,813	Goldman Sachs Group Inc/The
Banks- 9.10%				2.00%, 07/27/2023	EUR	500	565
Associated Banc-Corp				2.60%, 04/23/2020		$2,590	2,602
2.75%, 11/15/2019		1,965	1,976	2.79%, 10/28/2027(d)		3,035	3,088
Banco Santander SA				3.00%, 04/26/2022		2,900	2,881
6.25%, 12/31/2049(c),(d)	EUR	600	616	3.85%, 07/08/2024		4,405	4,496
6.37%, 12/31/2049(c),(d)		$3,400	3,183	4.25%, 10/21/2025		2,960	2,997
Bank of America Corp				4.25%, 01/29/2026	GBP	100	138
2.63%, 04/19/2021		4,970	4,933	4.75%, 10/21/2045		$2,240	2,322
3.50%, 04/19/2026		1,345	1,322	5.15%, 05/22/2045		2,775	2,871
3.95%, 04/21/2025		3,315	3,289	5.38%, 03/15/2020		2,415	2,617
4.18%, 11/25/2027		4,640	4,604	5.38%, 12/31/2049(c),(d)		13,645	13,959
4.20%, 08/26/2024		5,320	5,404	5.95%, 01/15/2027		1,725	1,968
4.25%, 10/22/2026		2,906	2,927	6.75%, 10/01/2037		735	906
4.44%, 01/20/2048(d)		690	687	HSBC Holdings PLC
5.13%, 12/31/2049(c),(d)		4,700	4,706	2.95%, 05/25/2021		2,175	2,178
6.10%, 12/31/2049(c),(d)		5,955	6,208	3.60%, 05/25/2023		2,575	2,601
6.25%, 12/31/2049(c),(d)		3,595	3,753	4.38%, 11/23/2026		1,030	1,035
7.00%, 07/31/2028	GBP	100	173	ING Bank NV
Bank of New York Mellon Corp/The				1.69%, 10/01/2019(d),(e)		3,000	3,005
2.50%, 04/15/2021		$50	50	2.00%, 11/26/2018(e)		2,540	2,537
4.62%, 12/31/2049(c),(d)		8,510	8,087	2.70%, 08/17/2020(e)		490	492
4.95%, 12/31/2049(c),(d)		10,420	10,667	5.80%, 09/25/2023(e)		1,800	1,995
Barclays PLC				ING Groep NV
8.25%, 12/31/2049(c),(d)		1,080	1,127	6.00%, 12/31/2049(c),(d)		1,200	1,179
BBVA Banco Continental SA				Intesa Sanpaolo SpA
5.00%, 08/26/2022(e)		975	1,042	3.93%, 09/15/2026	EUR	650	702
BBVA Subordinated Capital SAU				5.02%, 06/26/2024(e)		$5,845	5,410
3.50%, 04/11/2024(d)	EUR	200	225	5.71%, 01/15/2026(e)		2,630	2,493
BNP Paribas SA				JPMorgan Chase & Co
6.75%, 12/31/2049(c),(e)		$1,770	1,761	2.70%, 05/18/2023		450	439
BPCE SA				2.75%, 08/24/2022	EUR	300	358
2.65%, 02/03/2021		1,540	1,537	3.50%, 12/18/2026	GBP	100	137
2.75%, 11/30/2027(d)	EUR	300	331	4.13%, 12/15/2026		$4,120	4,173
5.25%, 04/16/2029	GBP	200	272	4.25%, 10/01/2027		2,625	2,670
Citigroup Inc				4.95%, 06/01/2045		3,800	4,000
2.70%, 03/30/2021		$4,270	4,245	5.00%, 12/31/2049(c),(d)		3,625	3,630
3.20%, 10/21/2026		2,490	2,359	5.30%, 12/31/2049(c),(d)		4,221	4,344
3.40%, 05/01/2026		1,985	1,916	5.63%, 08/16/2043		2,250	2,575
4.60%, 03/09/2026		1,385	1,424	Lloyds Banking Group PLC
4.75%, 05/18/2046		700	695	4.65%, 03/24/2026		3,074	3,109
5.87%, 12/31/2049(c),(d)		5,000	5,156	Morgan Stanley
Citizens Bank NA/Providence RI				1.38%, 10/27/2026	EUR	500	516
2.30%, 12/03/2018		1,670	1,679	2.38%, 07/23/2019		$6,435	6,460

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Beverages (continued)
Morgan Stanley (continued)				Anheuser-Busch InBev SA/NV/old
2.38%, 03/31/2021	EUR	500	$579	1.50%, 04/18/2030	EUR	475	$487
2.44%, 10/24/2023(d)		$3,235	3,273	4.00%, 09/24/2025	GBP	150	215
2.50%, 04/21/2021		2,590	2,557	Central American Bottling Corp
2.63%, 11/17/2021		2,765	2,726	5.75%, 01/31/2027(e)		$525	529
3.13%, 07/27/2026		2,630	2,497	Coca-Cola Icecek AS
4.00%, 07/23/2025		3,290	3,358	4.75%, 10/01/2018(e)		2,050	2,102
4.30%, 01/27/2045		3,140	3,068	Constellation Brands Inc
4.38%, 01/22/2047		1,415	1,399	3.70%, 12/06/2026		2,485	2,461
4.88%, 11/01/2022		3,270	3,507	3.88%, 11/15/2019		520	542
5.00%, 11/24/2025		11,920	12,660	4.25%, 05/01/2023		1,885	1,979
5.55%, 12/31/2049(c),(d)		2,700	2,771	Corp Lindley SA
Nordea Bank AB				6.75%, 11/23/2021(e)		307	344
4.62%, 02/15/2022(d)	EUR	400	432	6.75%, 11/23/2021		379	424
PNC Bank NA				Dr Pepper Snapple Group Inc
6.00%, 12/07/2017		$7,400	7,674	3.13%, 12/15/2023		2,500	2,494
PNC Financial Services Group Inc/The				Molson Coors Brewing Co
5.00%, 12/31/2049(c),(d)		2,540	2,502	1.25%, 07/15/2024	EUR	175	187
Popular Inc				3.00%, 07/15/2026		$1,630	1,533
7.00%, 07/01/2019		900	940	4.20%, 07/15/2046		1,575	1,462
RBC USA Holdco Corp				PepsiCo Inc
5.25%, 09/15/2020		1,815	1,991	4.45%, 04/14/2046		915	975
Royal Bank of Scotland Group PLC				Pernod Ricard SA
4.80%, 04/05/2026		2,250	2,253	5.75%, 04/07/2021(e)		1,045	1,164
5.13%, 05/28/2024		410	409				$44,068
7.50%, 12/31/2049(c),(d)		2,500	2,425	Biotechnology - 0.37%
7.64%, 03/29/2049(c),(d)		390	363	Amgen Inc
Santander Issuances SAU				4.66%, 06/15/2051		1,960	1,905
2.50%, 03/18/2025	EUR	100	105	Baxalta Inc
Santander UK PLC				4.00%, 06/23/2025		920	924
1.41%, 09/29/2017(d)		$7,000	6,998	5.25%, 06/23/2045		2,025	2,154
1.88%, 02/17/2020	GBP	100	128	Celgene Corp
Skandinaviska Enskilda Banken AB				2.13%, 08/15/2018		815	819
2.45%, 05/27/2020(e)		$240	239	2.88%, 08/15/2020		3,375	3,428
2.63%, 11/17/2020(e)		320	321	5.00%, 08/15/2045		1,735	1,802
2.63%, 03/15/2021		285	286	5.25%, 08/15/2043		115	121
5.75%, 12/31/2049(c),(d)		10,195	10,183	Genzyme Corp
7.09%, 12/29/2049(c),(d)	EUR	250	284	5.00%, 06/15/2020		810	886
Svenska Handelsbanken AB				Gilead Sciences Inc
2.66%, 01/15/2024(d)		500	561	2.50%, 09/01/2023		30	29
5.25%, 12/31/2049(c),(d)		$2,500	2,472	4.15%, 03/01/2047		1,270	1,195
UBS AG				4.60%, 09/01/2035		620	643
4.75%, 02/12/2026(d)	EUR	250	294				$13,906
UBS AG/Jersey				Building Materials - 0.71%
7.25%, 02/22/2022(d)		$2,065	2,070	BMC East LLC
UBS AG/Stamford CT				5.50%, 10/01/2024(e)		1,290	1,319
2.35%, 03/26/2020		3,575	3,568	Boise Cascade Co
UBS Group Funding Jersey Ltd				5.63%, 09/01/2024(e)		840	855
2.65%, 02/01/2022(e)		3,290	3,193	Cemex SAB de CV
2.95%, 09/24/2020(e)		4,290	4,293	5.70%, 01/11/2025(e)		325	329
4.13%, 04/15/2026(e)		220	222	5.70%, 01/11/2025		675	683
Wells Fargo & Co				6.13%, 05/05/2025(e)		1,220	1,260
2.27%, 10/31/2023(d)		2,590	2,618	7.25%, 01/15/2021(e)		455	486
2.50%, 03/04/2021		1,345	1,332	CRH America Inc
2.60%, 07/22/2020		1,540	1,549	8.13%, 07/15/2018		3,425	3,725
3.00%, 10/23/2026		2,850	2,701	CRH Finance DAC
3.07%, 01/24/2023		4,510	4,505	3.13%, 04/03/2023	EUR	250	305
3.90%, 05/01/2045		55	52	Crh Finance UK PLC
4.40%, 06/14/2046		4,490	4,337	4.13%, 12/02/2029(d)	GBP	200	283
4.90%, 11/17/2045		3,650	3,776	CRH Finland Services OYJ
5.87%, 12/31/2049(c),(d)		1,350	1,435	2.75%, 10/15/2020	EUR	250	292
Westpac Banking Corp				Johnson Controls International plc
1.24%, 05/19/2017(d)		6,650	6,656	5.13%, 09/14/2045		$2,110	2,277
			$342,554	LafargeHolcim Finance US LLC
Beverages - 1.17%				3.50%, 09/22/2026(e)		875	846
Anheuser-Busch Cos LLC				4.75%, 09/22/2046(e)		850	837
5.60%, 03/01/2017		1,090	1,094	Louisiana-Pacific Corp
Anheuser-Busch InBev Finance Inc				4.88%, 09/15/2024		165	165
2.65%, 02/01/2021		9,865	9,922	Martin Marietta Materials Inc
3.30%, 02/01/2023		2,915	2,963	2.10%, 06/30/2017(d)		9,280	9,302
3.65%, 02/01/2026		2,805	2,813	Masco Corp
4.70%, 02/01/2036		4,710	4,931	3.50%, 04/01/2021		50	51
4.90%, 02/01/2046		5,090	5,447	4.38%, 04/01/2026		995	1,021

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Building Materials (continued)			Commercial Mortgage Backed Securities (continued)
Norbord Inc			COMM 2012-CCRE5 Mortgage Trust
5.38%, 12/01/2020(e)	$650	$676	3.22%, 12/10/2045(e)	$2,000	$2,035
Owens Corning			COMM 2013-CCRE11 Mortgage Trust
7.00%, 12/01/2036	1,170	1,417	1.15%, 10/10/2046(d),(g)	58,766	3,081
St Marys Cement Inc Canada			4.72%, 10/10/2046	5,000	5,430
5.75%, 01/28/2027(e)	800	782	COMM 2013-CCRE6 Mortgage Trust
		$26,911	4.17%, 03/10/2046(d),(e)	500	457
Chemicals - 0.60%			COMM 2013-CCRE8 Mortgage Trust
A Schulman Inc			3.96%, 06/10/2046(d),(e)	3,000	3,087
6.88%, 06/01/2023(e)	675	712	COMM 2013-LC6 Mortgage Trust
Air Liquide Finance SA			4.28%, 01/10/2046(d),(e)	1,470	1,362
1.75%, 09/27/2021(e)	3,735	3,603	COMM 2014-CCRE16 Mortgage Trust
Alpha 3 BV / Alpha US Bidco Inc			4.05%, 04/10/2047	600	640
6.25%, 02/01/2025(e)	300	300	COMM 2014-CCRE17 Mortgage Trust
Aruba Investments Inc			4.74%, 05/10/2047(d)	2,400	2,380
8.75%, 02/15/2023(e)	1,000	1,030	COMM 2014-LC17 Mortgage Trust
Blue Cube Spinco Inc			4.49%, 10/10/2047	5,000	5,260
9.75%, 10/15/2023	565	671	COMM 2014-UBS5 Mortgage Trust
CF Industries Inc			1.06%, 09/10/2047(d),(g)	69,967	3,417
5.15%, 03/15/2034	1,380	1,266	COMM 2015-CCRE22 Mortgage Trust
Chevron Phillips Chemical Co LLC / Chevron			4.13%, 03/10/2048(d)	1,611	1,553
Phillips Chemical Co LP			COMM 2015-PC1 Mortgage Trust
3.40%, 12/01/2026(e)	1,815	1,811	4.29%, 07/10/2050(d)	2,000	2,081
Consolidated Energy Finance SA			Commercial Mortgage Pass Through
6.75%, 10/15/2019(e)	2,684	2,691	Certificates
Cornerstone Chemical Co			4.77%, 10/15/2045(d),(e)	2,715	2,732
9.38%, 03/15/2018(e)	835	845	Credit Suisse Commercial Mortgage Trust
Dow Chemical Co/The			Series 2006-C5
4.38%, 11/15/2042	515	508	0.67%, 12/15/2039(d),(g)	1,775	—
Equate Petrochemical BV			Credit Suisse Commercial Mortgage Trust
3.00%, 03/03/2022(d),(e)	450	436	Series 2007-C3
Monsanto Co			5.67%, 06/15/2039(d)	836	839
3.95%, 04/15/2045	2,780	2,531	DBJPM 16-C3 Mortgage Trust
4.40%, 07/15/2044	802	786	2.89%, 09/10/2049(d)	2,000	1,953
Solvay Finance America LLC			DBUBS 2011-LC2 Mortgage Trust
3.40%, 12/03/2020(e)	3,100	3,165	5.54%, 07/10/2044(d),(e)	5,000	5,133
4.45%, 12/03/2025(e)	1,675	1,736	GE Commercial Mortgage Corp Series 2007-
UPL Corp Ltd			C1 Trust
3.25%, 10/13/2021(e)	375	367	5.61%, 12/10/2049(d)	6,000	6,006
		$22,458	GS Mortgage Securities Trust 2011-GC5
Commercial Mortgage Backed Securities - 5.03%			1.37%, 08/10/2044(d),(e),(g)	95,120	4,741
Banc of America Commercial Mortgage Trust			GS Mortgage Securities Trust 2012-GCJ7
2007-3			2.37%, 05/10/2045(d),(g)	16,063	1,225
1.04%, 06/10/2049(d),(e)	1,000	997	GS Mortgage Securities Trust 2013-GC16
Banc of America Commercial Mortgage Trust			1.42%, 11/10/2046(d),(g)	29,669	1,543
2008-1			5.32%, 11/10/2046(d)	800	848
6.28%, 02/10/2051(d)	3,255	3,370	GS Mortgage Securities Trust 2013-GCJ12
Banc of America Commercial Mortgage Trust			3.78%, 06/10/2046(d)	555	567
2016-UBS10			GS Mortgage Securities Trust 2014-GC26
4.91%, 07/15/2049(d)	3,000	3,089	1.09%, 11/10/2047(d),(g)	49,765	2,977
BCRR Trust 2009-1			GS Mortgage Securities Trust 2015-GC34
5.86%, 07/17/2040(e)	1,945	1,947	3.51%, 10/10/2048(d)	1,482	1,514
CD 2007-CD4 Commercial Mortgage Trust			JP Morgan Chase Commercial Mortgage
5.37%, 12/11/2049	3,746	3,744	Securities Trust 2005-CIBC12
CFCRE Commercial Mortgage Trust 2011-			5.40%, 09/12/2037(d)	240	5
C2			JP Morgan Chase Commercial Mortgage
5.75%, 12/15/2047(d),(e)	800	886	Securities Trust 2006-CIBC17
Citigroup Commercial Mortgage Trust 2012-			5.46%, 12/12/2043	893	893
GC8			JP Morgan Chase Commercial Mortgage
4.29%, 09/10/2045(e)	800	842	Securities Trust 2010-C1
Citigroup Commercial Mortgage Trust 2015-			5.95%, 06/15/2043(e)	2,585	2,606
GC29			JP Morgan Chase Commercial Mortgage
3.19%, 04/10/2048(d)	3,000	3,011	Securities Trust 2011-C5
4.15%, 04/10/2048(d)	2,000	1,943	5.41%, 08/15/2046(d),(e)	800	856
Citigroup Commercial Mortgage Trust 2015-			JP Morgan Chase Commercial Mortgage
GC35			Securities Trust 2012-LC9
3.82%, 11/10/2048	1,000	1,047	1.81%, 12/15/2047(d),(g)	20,509	1,256
Citigroup Commercial Mortgage Trust 2016-			3.35%, 12/15/2047(d),(e)	2,000	2,036
GC37			JP Morgan Chase Commercial Mortgage
3.58%, 04/10/2049(d)	1,750	1,743	Securities Trust 2013-C16
COMM 2010-RR1			1.12%, 12/15/2046(d),(g)	11,582	542
5.54%, 12/11/2049(d),(e)	634	634

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage			Morgan Stanley Capital I Trust 2016-UBS9
Securities Trust 2016-JP3			3.59%, 03/15/2049(d)	$1,500	$1,547
3.14%, 08/15/2049(d)	$3,000	$2,935	MSBAM Commercial Mortgage Securities
JP Morgan Chase Commercial Mortgage			Trust 2012-CKSV
Securities Trust 2016-JP4			1.11%, 10/15/2030(d),(e),(g)	22,829	1,180
3.46%, 12/15/2049(d)	1,682	1,574	UBS Commercial Mortgage Trust 2012-C1
3.65%, 12/15/2049(d)	1,600	1,653	3.40%, 05/10/2045(d)	493	514
JPMBB Commercial Mortgage Securities			UBS-Barclays Commercial Mortgage Trust
Trust 2013-C15			2012-C3
1.35%, 11/15/2045(d),(g)	39,417	1,899	3.09%, 08/10/2049(d)	1,210	1,240
JPMBB Commercial Mortgage Securities			4.96%, 08/10/2049(d),(e)	1,500	1,573
Trust 2014-C18			UBS-Barclays Commercial Mortgage Trust
4.81%, 02/15/2047(d)	1,000	1,086	2012-C4
4.81%, 02/15/2047(d)	2,700	2,776	1.76%, 12/10/2045(d),(e),(g)	19,375	1,373
JPMBB Commercial Mortgage Securities			3.32%, 12/10/2045(d),(e)	2,300	2,321
Trust 2014-C19			UBS-Barclays Commercial Mortgage Trust
1.19%, 04/15/2047(d),(g)	45,938	1,650	2013-C5
JPMBB Commercial Mortgage Securities			3.18%, 03/10/2046(d)	1,580	1,615
Trust 2014-C24			4.08%, 03/10/2046(d),(e)	1,090	997
1.07%, 11/15/2047(d),(g)	9,393	464	Wachovia Bank Commercial Mortgage Trust
3.93%, 11/15/2047(d),(e)	1,000	788	Series 2007-C30
4.43%, 11/15/2047(d)	4,350	4,398	0.97%, 12/15/2043(d),(e)	1,158	1,156
JPMBB Commercial Mortgage Securities			Wachovia Bank Commercial Mortgage Trust
Trust 2015-C28			Series 2007-C34
3.99%, 10/15/2048(d)	7,000	6,860	5.68%, 05/15/2046(d)	227	228
JPMBB Commercial Mortgage Securities			Wells Fargo Commercial Mortgage Trust
Trust 2015-C31			2015-NXS3
1.01%, 08/15/2048(d),(g)	42,749	2,475	4.49%, 09/15/2057(d)	1,400	1,396
LB-UBS Commercial Mortgage Trust 2005-			Wells Fargo Commercial Mortgage Trust
C3			2016-C36
0.82%, 07/15/2040(d),(e),(g)	2,552	52	3.07%, 11/15/2059(d)	750	737
LB-UBS Commercial Mortgage Trust 2007-			WFRBS Commercial Mortgage Trust 2013-
C1			C12
0.30%, 02/15/2040(d),(g)	1,094	—	1.38%, 03/15/2048(d),(e),(g)	55,796	3,016
LB-UBS Commercial Mortgage Trust 2007-			WFRBS Commercial Mortgage Trust 2014-
C2			C22
5.43%, 02/15/2040	320	320	4.07%, 09/15/2057	5,000	5,229
LB-UBS Commercial Mortgage Trust 2007-			4.37%, 09/15/2057(d)	2,000	2,058
C6			WFRBS Commercial Mortgage Trust 2014-
6.11%, 07/15/2040	7,850	8,024	C23
Morgan Stanley Bank of America Merrill			0.69%, 10/15/2057(d),(g)	53,902	1,880
Lynch Trust 2013-C11					$189,434
0.54%, 08/15/2046(d),(g)	26,244	436	Commercial Services - 0.05%
Morgan Stanley Bank of America Merrill			Ahern Rentals Inc
Lynch Trust 2013-C9			7.38%, 05/15/2023(e)	760	711
3.46%, 05/15/2046	1,781	1,814	DP World Ltd
Morgan Stanley Bank of America Merrill			6.85%, 07/02/2037	190	209
Lynch Trust 2014-C15			TMS International Corp
1.16%, 04/15/2047(d),(g)	54,512	2,891	7.63%, 10/15/2021(e)	1,135	1,132
4.05%, 04/15/2047	3,000	3,200			$2,052
Morgan Stanley Bank of America Merrill			Computers - 1.01%
Lynch Trust 2014-C16			Apple Inc
1.19%, 06/15/2047(d),(g)	25,223	1,377	2.85%, 02/23/2023	1,845	1,862
4.76%, 06/15/2047(d)	4,250	4,363	3.85%, 08/04/2046	1,825	1,696
Morgan Stanley Bank of America Merrill			4.65%, 02/23/2046	4,655	4,899
Lynch Trust 2014-C18			Compiler Finance Sub Inc
4.44%, 10/15/2047(d)	3,250	3,416	7.00%, 05/01/2021(e)	515	238
Morgan Stanley Bank of America Merrill			Dell Inc
Lynch Trust 2015-C20			5.65%, 04/15/2018	365	378
3.61%, 02/15/2048(d)	2,000	2,011	Diamond 1 Finance Corp / Diamond 2 Finance
4.16%, 02/15/2048(d)	1,975	2,004	Corp
Morgan Stanley Bank of America Merrill			3.48%, 06/01/2019(e)	950	969
Lynch Trust 2015-C25			4.42%, 06/15/2021(e)	3,230	3,362
3.64%, 10/15/2048	2,500	2,588	5.45%, 06/15/2023(e)	3,650	3,921
Morgan Stanley Bank of America Merrill			5.88%, 06/15/2021(e)	610	643
Lynch Trust 2015-C26			6.02%, 06/15/2026(e)	7,715	8,330
3.89%, 10/15/2048	3,000	3,113	7.13%, 06/15/2024(e)	1,935	2,119
Morgan Stanley Bank of America Merrill			Hewlett Packard Enterprise Co
Lynch Trust 2016-C30			2.85%, 10/05/2018	1,390	1,408
3.17%, 09/15/2049(d)	1,571	1,524	4.90%, 10/15/2025	825	859
Morgan Stanley Bank of America Merrill			6.20%, 10/15/2035(d)	1,690	1,793
Lynch Trust 2016-C32
3.72%, 12/15/2049(d)	3,250	3,375

See accompanying notes

     Schedule of Investments Core Plus Bond Fund January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Computers (continued)				Diversified Financial Services (continued)
International Business Machines Corp				GE Capital International Funding Co
1.27%, 02/12/2019(d)		$5,550	$5,577	Unlimited Co
			$38,054	2.34%, 11/15/2020		$11,914	$11,945
Consumer Products - 0.05%				4.42%, 11/15/2035		1,714	1,798
ACCO Brands Corp				ILFC E-Capital Trust II
5.25%, 12/15/2024(e)		760	765	4.92%, 12/21/2065(d),(e)		155	141
Spectrum Brands Inc				Intercontinental Exchange Inc
5.75%, 07/15/2025		1,135	1,186	2.75%, 12/01/2020		3,620	3,678
			$1,951	International Lease Finance Corp
Credit Card Asset Backed Securities - 1.02%				6.25%, 05/15/2019		2,405	2,594
Barclays Dryrock Issuance Trust				Mastercard Inc
1.13%, 12/16/2019(d)		1,151	1,151	1.10%, 12/01/2022	EUR	250	276
1.16%, 09/15/2020(d)		10,000	10,014	National Rural Utilities Cooperative Finance
1.48%, 09/15/2020		2,250	2,252	Corp
Cabela's Credit Card Master Note Trust				1.15%, 05/12/2017(d)		$4,200	4,203
1.12%, 03/16/2020(d)		5,832	5,833	4.75%, 04/30/2043(d)		855	862
Chase Issuance Trust				Navient Corp
1.02%, 04/15/2019(d)		7,183	7,182	5.00%, 10/26/2020		135	134
1.23%, 04/15/2019(d)		2,150	2,150	5.50%, 01/15/2019		215	220
Synchrony Credit Card Master Note Trust				5.88%, 03/25/2021		765	768
2014-1				6.13%, 03/25/2024		705	667
1.61%, 11/15/2020		4,175	4,183	6.63%, 07/26/2021		600	610
World Financial Network Credit Card Master				7.25%, 09/25/2023		1,065	1,073
Trust				OneMain Financial Holdings LLC
1.25%, 02/15/2022(d)		4,000	4,008	7.25%, 12/15/2021(e)		965	986
1.26%, 03/15/2021		785	785	Peachtree Corners Funding Trust
1.61%, 12/15/2021		650	651	3.98%, 02/15/2025(e)		1,685	1,660
			$38,209	Springleaf Finance Corp
Distribution & Wholesale - 0.08%				5.25%, 12/15/2019		2,000	2,010
American Builders & Contractors Supply Co				6.90%, 12/15/2017		135	139
Inc				SUAM Finance BV
5.75%, 12/15/2023(e)		570	593	4.88%, 04/17/2024(e)		375	389
Global Partners LP / GLP Finance Corp				Visa Inc
7.00%, 06/15/2023		975	958	2.20%, 12/14/2020		1,155	1,160
HD Supply Inc				3.15%, 12/14/2025		2,495	2,492
5.25%, 12/15/2021(e)		645	680				$57,525
5.75%, 04/15/2024(e)		340	358	Electric - 3.03%
Rexel SA				Abu Dhabi National Energy Co PJSC
5.25%, 06/15/2020(e)		274	282	4.38%, 06/22/2026(e)		675	688
			$2,871	Adani Transmission Ltd
				4.00%, 08/03/2026(e)		750	712
Diversified Financial Services - 1.53%
				AEP Transmission Co LLC
AerCap Ireland Capital DAC / AerCap Global				4.00%, 12/01/2046(e)		930	932
Aviation Trust
4.63%, 10/30/2020		755	793	Alabama Power Co
Aircastle Ltd				3.85%, 12/01/2042		850	814
5.00%, 04/01/2023		415	421	CMS Energy Corp
5.13%, 03/15/2021		2,540	2,670	3.00%, 05/15/2026		1,885	1,808
5.50%, 02/15/2022		530	556	4.70%, 03/31/2043		910	941
6.75%, 04/15/2017		380	384	4.88%, 03/01/2044		1,835	1,967
Ally Financial Inc				Commonwealth Edison Co
3.25%, 11/05/2018		830	836	3.70%, 03/01/2045		690	654
4.25%, 04/15/2021		115	116	3.80%, 10/01/2042		2,170	2,095
4.75%, 09/10/2018		220	227	4.35%, 11/15/2045		1,660	1,738
5.75%, 11/20/2025		1,460	1,482	Consolidated Edison Co of New York Inc
Blackstone Holdings Finance Co LLC				4.50%, 12/01/2045		2,900	3,085
2.00%, 05/19/2025	EUR	250	281	4.63%, 12/01/2054		1,940	2,056
BOC Aviation Ltd				Dominion Resources Inc/VA
2.38%, 09/15/2021(e)		$1,075	1,035	3.90%, 10/01/2025		1,670	1,706
CBOE Holdings Inc				DTE Energy Co
3.65%, 01/12/2027		1,170	1,167	6.38%, 04/15/2033		4,795	5,933
CIT Group Inc				Duke Energy Corp
3.88%, 02/19/2019		3,825	3,906	2.65%, 09/01/2026		1,140	1,065
Credit Acceptance Corp				3.75%, 04/15/2024		1,500	1,549
6.13%, 02/15/2021		1,185	1,203	3.75%, 09/01/2046		3,095	2,807
7.38%, 03/15/2023		1,355	1,390	Dynegy Inc
Doric Nimrod Air Finance Alpha Ltd 2012-1				6.75%, 11/01/2019		715	734
Class B Pass Through Trust				7.38%, 11/01/2022		1,385	1,368
6.50%, 05/30/2021(e)		838	862	8.00%, 01/15/2025(e)		220	211
FBM Finance Inc				Edison International
8.25%, 08/15/2021(e)		247	264	3.75%, 09/15/2017		1,420	1,440
				Electricite de France SA
Fly Leasing Ltd				2.15%, 01/22/2019(e)		70	70
6.38%, 10/15/2021		2,050	2,127	2.35%, 10/13/2020(e)		415	412

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)				Electric (continued)
Electricite de France SA (continued)				Southern Co/The (continued)
4.25%, 12/29/2049(c),(d)	EUR	500	$549	5.50%, 03/15/2057(d)		$5,540	$5,732
4.63%, 09/11/2024		250	338	Southern Power Co
4.95%, 10/13/2045(e)		$1,515	1,550	1.85%, 06/20/2026	EUR	550	594
5.50%, 10/17/2041	GBP	100	156	Virginia Electric & Power Co
5.63%, 12/31/2049(c),(d),(e)		$4,365	4,158	4.45%, 02/15/2044		$1,560	1,636
6.00%, 12/29/2049(c),(d)	GBP	100	121	4.65%, 08/15/2043		1,620	1,764
6.25%, 05/30/2028		50	81	Western Power Distribution West Midlands
Elwood Energy LLC				PLC
8.16%, 07/05/2026		$606	679	5.75%, 04/16/2032	GBP	100	170
Emera US Finance LP				Xcel Energy Inc
2.70%, 06/15/2021		2,540	2,520	3.30%, 06/01/2025		$2,535	2,533
Enel Finance International NV							$114,060
1.38%, 06/01/2026	EUR	200	210	Electronics - 0.13%
5.75%, 09/14/2040	GBP	50	81	Honeywell International Inc
Eskom Holdings SOC Ltd				2.25%, 02/22/2028	EUR	325	381
7.13%, 02/11/2025(e)		$525	530	Keysight Technologies Inc
Exelon Corp				3.30%, 10/30/2019		$1,470	1,494
2.85%, 06/15/2020		4,560	4,624	Sanmina Corp
4.45%, 04/15/2046		490	487	4.38%, 06/01/2019(e)		255	263
5.10%, 06/15/2045		1,480	1,588	Tech Data Corp
Fortis Inc/Canada				3.70%, 02/15/2022		1,775	1,774
2.10%, 10/04/2021(e)		2,470	2,391	Tyco Electronics Group SA
3.06%, 10/04/2026(e)		6,055	5,660	1.10%, 03/01/2023	EUR	500	543
Iberdrola International BV				2.38%, 12/17/2018		$150	151
3.50%, 02/01/2021	EUR	100	121	7.13%, 10/01/2037		105	137
Indiantown Cogeneration LP							$4,743
9.77%, 12/15/2020		$516	557	Engineering & Construction - 0.08%
ITC Holdings Corp				Heathrow Funding Ltd
3.25%, 06/30/2026		1,065	1,035	1.88%, 05/23/2024	EUR	250	287
Kentucky Utilities Co				SBA Tower Trust
3.30%, 10/01/2025		3,105	3,134	2.90%, 10/15/2044(e)		$2,700	2,719
Listrindo Capital BV							$3,006
4.95%, 09/14/2026(e)		825	809
				Entertainment - 0.39%
Louisville Gas & Electric Co				AMC Entertainment Holdings Inc
3.30%, 10/01/2025		1,545	1,570	5.88%, 11/15/2026(e)		1,470	1,499
MidAmerican Energy Co				Carmike Cinemas Inc
4.25%, 05/01/2046		1,030	1,068	6.00%, 06/15/2023(e)		720	763
Mirant Mid-Atlantic Series B Pass Through				CCM Merger Inc
Trust				9.13%, 05/01/2019(e)		1,890	1,957
9.13%, 06/30/2017		199	178	Cinemark USA Inc
Mirant Mid-Atlantic Series C Pass Through				4.88%, 06/01/2023		1,755	1,768
Trust				Eldorado Resorts Inc
10.06%, 12/30/2028		1,203	1,059	7.00%, 08/01/2023		1,175	1,251
NRG Energy Inc				GLP Capital LP / GLP Financing II Inc
6.25%, 05/01/2024		835	850	4.38%, 04/15/2021		425	442
7.25%, 05/15/2026(e)		620	649
				5.38%, 04/15/2026		995	1,037
Oncor Electric Delivery Co LLC				International Game Technology PLC
2.15%, 06/01/2019		4,630	4,633	6.50%, 02/15/2025(e)		1,010	1,091
5.25%, 09/30/2040		950	1,115	Lions Gate Entertainment Corp
Pacific Gas & Electric Co				5.88%, 11/01/2024(e)		900	916
4.45%, 04/15/2042		30	31	National CineMedia LLC
PacifiCorp				5.75%, 08/15/2026		680	692
2.95%, 06/01/2023		2,466	2,489	Penn National Gaming Inc
3.85%, 06/15/2021		1,137	1,205	5.63%, 01/15/2027(e)		595	596
Pampa Energia SA				Pinnacle Entertainment Inc
7.50%, 01/24/2027(e)		1,100	1,089	5.63%, 05/01/2024(e)		865	878
PPL Electric Utilities Corp				WMG Acquisition Corp
4.75%, 07/15/2043		1,375	1,537	4.88%, 11/01/2024(e)		305	303
PPL WEM Ltd / Western Power Distribution				5.00%, 08/01/2023(e)		575	576
Ltd				6.75%, 04/15/2022(e)		825	868
5.38%, 05/01/2021(e)		5,140	5,575
							$14,637
Public Service Electric & Gas Co				Environmental Control - 0.04%
3.65%, 09/01/2042		365	349	Clean Harbors Inc
Puget Energy Inc				5.13%, 06/01/2021		320	328
6.00%, 09/01/2021		2,935	3,286	Republic Services Inc
Southern California Edison Co				3.80%, 05/15/2018		1,215	1,247
3.60%, 02/01/2045		2,805	2,645				$1,575
4.05%, 03/15/2042		1,610	1,624
Southern Co/The				Food- 0.95%
2.95%, 07/01/2023		2,035	2,006	Arcor SAIC
				6.00%, 07/06/2023(e)		865	904
4.25%, 07/01/2036		1,480	1,470
4.40%, 07/01/2046		1,050	1,039

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Food (continued)			Healthcare - Products (continued)
BI-LO LLC / BI-LO Finance Corp			Hill-Rom Holdings Inc
9.25%, 02/15/2019(e)	$1,110	$915	5.75%, 09/01/2023(d),(e)		$740	$768
BRF GmbH			Kinetic Concepts Inc / KCI USA Inc
4.35%, 09/29/2026(e)	1,025	965	7.88%, 02/15/2021(e)		860	929
Cencosud SA			9.63%, 10/01/2021(e)		785	842
5.50%, 01/20/2021	2,100	2,265	Mallinckrodt International Finance SA /
Gruma SAB de CV			Mallinckrodt CB LLC
4.88%, 12/01/2024(e)	1,175	1,217	4.88%, 04/15/2020(e)		330	325
Grupo Bimbo SAB de CV			5.63%, 10/15/2023(e)		1,425	1,263
4.88%, 06/27/2044(e)	275	252	Medtronic Inc
Ingles Markets Inc			2.50%, 03/15/2020		90	91
5.75%, 06/15/2023	1,305	1,338	3.50%, 03/15/2025		256	262
JBS USA LUX SA / JBS USA Finance Inc			4.38%, 03/15/2035		3,885	4,063
5.75%, 06/15/2025(e)	915	939	4.63%, 03/15/2045		5,160	5,500
7.25%, 06/01/2021(e)	380	392	St Jude Medical LLC
Kraft Heinz Foods Co			4.75%, 04/15/2043		2,870	2,806
2.80%, 07/02/2020	6,475	6,550	Teleflex Inc
3.00%, 06/01/2026	95	89	4.88%, 06/01/2026		515	512
4.38%, 06/01/2046	7,325	6,848	Universal Hospital Services Inc
5.00%, 07/15/2035	1,155	1,211	7.63%, 08/15/2020		1,530	1,519
5.20%, 07/15/2045	1,445	1,518	Zimmer Biomet Holdings Inc
Lamb Weston Holdings Inc			2.00%, 04/01/2018		4,340	4,352
4.63%, 11/01/2024(e)	220	221	2.43%, 12/13/2026	EUR	400	444
4.88%, 11/01/2026(e)	490	491	2.70%, 04/01/2020		$9,080	9,130
Post Holdings Inc			3.15%, 04/01/2022		1,285	1,284
5.00%, 08/15/2026(e)	1,265	1,223	3.55%, 04/01/2025		1,910	1,865
7.75%, 03/15/2024(e)	475	526				$47,528
Smithfield Foods Inc			Healthcare - Services - 1.50%
5.25%, 08/01/2018(e)	417	422	Aetna Inc
5.88%, 08/01/2021(e)	1,425	1,488	1.90%, 06/07/2019		145	145
TreeHouse Foods Inc			2.40%, 06/15/2021		4,850	4,868
4.88%, 03/15/2022	340	350	2.75%, 11/15/2022		400	399
6.00%, 02/15/2024(e)	965	1,012	2.80%, 06/15/2023		6,020	5,972
Wm Wrigley Jr Co			3.20%, 06/15/2026		5,825	5,817
2.40%, 10/21/2018(e)	1,650	1,665	4.25%, 06/15/2036		2,400	2,406
3.38%, 10/21/2020(e)	2,745	2,830	4.38%, 06/15/2046		1,385	1,388
		$35,631	Anthem Inc
Forest Products & Paper - 0.18%			3.13%, 05/15/2022		865	864
Domtar Corp			4.35%, 08/15/2020		30	32
6.25%, 09/01/2042	2,155	2,157	4.63%, 05/15/2042		1,485	1,483
International Paper Co			Centene Corp
3.00%, 02/15/2027	1,870	1,755	4.75%, 05/15/2022		2,175	2,208
Mercer International Inc			5.63%, 02/15/2021		470	493
6.50%, 02/01/2024(b),(e),(h)	150	150	6.13%, 02/15/2024		655	696
Resolute Forest Products Inc			Cigna Corp
5.88%, 05/15/2023	955	833	4.00%, 02/15/2022		1,875	1,959
Sappi Papier Holding GmbH			4.38%, 12/15/2020		2,530	2,689
7.50%, 06/15/2032(e)	630	611	Fresenius Medical Care US Finance II Inc
Tembec Industries Inc			4.75%, 10/15/2024(e)		1,180	1,195
9.00%, 12/15/2019(e)	1,090	1,104	5.88%, 01/31/2022(e)		985	1,064
		$6,610	6.50%, 09/15/2018(e)		330	350
Gas- 0.19%			HCA Holdings Inc
Dominion Gas Holdings LLC			6.25%, 02/15/2021		1,360	1,458
2.80%, 11/15/2020	3,645	3,696	HCA Inc
Nakilat Inc			4.50%, 02/15/2027		315	311
6.07%, 12/31/2033	350	408	4.75%, 05/01/2023		2,685	2,782
NGL Energy Partners LP / NGL Energy			5.00%, 03/15/2024		1,045	1,088
Finance Corp			5.25%, 04/15/2025		1,500	1,579
6.88%, 10/15/2021	645	664	5.88%, 03/15/2022		580	630
7.50%, 11/01/2023(e)	895	942	Humana Inc
Talent Yield Investments Ltd			4.63%, 12/01/2042		214	214
4.50%, 04/25/2022(e)	1,500	1,576	4.95%, 10/01/2044		485	510
		$7,286	IASIS Healthcare LLC / IASIS Capital Corp
Healthcare - Products - 1.26%			8.38%, 05/15/2019		1,290	1,229
Abbott Laboratories			MPH Acquisition Holdings LLC
2.90%, 11/30/2021	2,875	2,862	7.13%, 06/01/2024(e)		1,730	1,836
3.75%, 11/30/2026	4,065	4,002	Tenet Healthcare Corp
4.90%, 11/30/2046	3,525	3,533	6.00%, 10/01/2020		155	163
DJO Finco Inc / DJO Finance LLC / DJO			6.75%, 06/15/2023		385	364
Finance Corp			7.50%, 01/01/2022(e)		425	456
8.13%, 06/15/2021(e)	1,360	1,176	Tennessee Merger Sub Inc
			6.38%, 02/01/2025(e),(h)		790	776

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)				Insurance (continued)
UnitedHealth Group Inc				Markel Corp
1.90%, 07/16/2018		$2,425	$2,435	5.00%, 04/05/2046		$3,655	$3,695
4.63%, 07/15/2035		4,780	5,188	Metropolitan Life Global Funding I
4.75%, 07/15/2045		135	148	3.50%, 09/30/2026	GBP	100	140
WellCare Health Plans Inc				Pricoa Global Funding I
5.75%, 11/15/2020		1,180	1,217	2.20%, 05/16/2019(e)		$3,170	3,187
			$56,412	Prudential Financial Inc
Home Builders - 0.30%				5.38%, 05/15/2045(d)		3,175	3,270
Beazer Homes USA Inc				TIAA Asset Management Finance Co LLC
8.75%, 03/15/2022(e)		875	952	2.95%, 11/01/2019(e)		6,675	6,792
CalAtlantic Group Inc				Voya Financial Inc
5.88%, 11/15/2024		520	541	5.65%, 05/15/2053(d)		4,890	4,915
KB Home				XLIT Ltd
4.75%, 05/15/2019		390	398	4.45%, 03/31/2025		11,240	11,231
7.00%, 12/15/2021		220	237	5.50%, 03/31/2045		5,270	5,182
Lennar Corp							$58,413
4.13%, 12/01/2018		1,725	1,767	Internet - 0.22%
4.50%, 11/15/2019		675	700	Alibaba Group Holding Ltd
4.75%, 11/15/2022(d)		1,265	1,297	3.13%, 11/28/2021		3,200	3,214
4.88%, 12/15/2023		340	346	Baidu Inc
Mattamy Group Corp				3.00%, 06/30/2020		875	883
6.50%, 11/15/2020(e)		245	250	Netflix Inc
6.88%, 12/15/2023(e)		815	839	4.38%, 11/15/2026(e)		995	976
TRI Pointe Group Inc				5.38%, 02/01/2021		200	215
4.88%, 07/01/2021		150	154	Tencent Holdings Ltd
WCI Communities Inc				3.80%, 02/11/2025(e)		650	657
6.88%, 08/15/2021		2,105	2,216	Zayo Group LLC / Zayo Capital Inc
Woodside Homes Co LLC / Woodside Homes				6.00%, 04/01/2023		2,115	2,210
Finance Inc							$8,155
6.75%, 12/15/2021(e)		1,725	1,678	Iron & Steel - 0.38%
			$11,375	AK Steel Corp
Home Equity Asset Backed Securities - 0.04%				7.50%, 07/15/2023		475	520
First NLC Trust 2005-1				7.63%, 05/15/2020		1,475	1,505
1.25%, 05/25/2035(d)		280	229	ArcelorMittal
JP Morgan Mortgage Acquisition Trust 2006-				6.50%, 03/01/2021(d)		1,940	2,119
CW2				8.00%, 10/15/2039(d)		1,905	2,119
0.92%, 08/25/2036(d)		640	618	Commercial Metals Co
New Century Home Equity Loan Trust 2005-				4.88%, 05/15/2023		2,785	2,841
1				7.35%, 08/15/2018		740	794
1.35%, 03/25/2035(d)		85	85	Signode Industrial Group Lux SA/Signode
Saxon Asset Securities Trust 2004-1				Industrial Group US Inc
2.45%, 03/25/2035(d)		282	149	6.38%, 05/01/2022(e)		2,675	2,715
Specialty Underwriting & Residential Finance				Vale Overseas Ltd
Trust Series 2004-BC1				5.88%, 06/10/2021		1,270	1,359
1.54%, 02/25/2035(d)		303	284	6.25%, 08/10/2026		375	403
			$1,365				$14,375
Housewares - 0.02%				Leisure Products & Services - 0.05%
Newell Brands Inc				NCL Corp Ltd
3.85%, 04/01/2023		900	928	4.63%, 11/15/2020(e)		1,325	1,355
				4.75%, 12/15/2021(e)		150	151
Insurance - 1.55%				Silversea Cruise Finance Ltd
Aegon NV				7.25%, 02/01/2025(e)		540	555
4.00%, 04/25/2044(d)	EUR	250	272				$2,061
American Equity Investment Life Holding				Lodging - 0.17%
Co				Boyd Gaming Corp
6.63%, 07/15/2021		$1,059	1,109	6.88%, 05/15/2023		515	553
American International Group Inc				Jack Ohio Finance LLC / Jack Ohio Finance 1
1.50%, 06/08/2023	EUR	300	327	Corp
3.30%, 03/01/2021		$3,360	3,445	6.75%, 11/15/2021(e)		1,370	1,401
3.38%, 08/15/2020		4,605	4,758	MGM Resorts International
3.88%, 01/15/2035		1,450	1,351	6.00%, 03/15/2023		705	758
5.00%, 04/26/2023	GBP	150	215	6.63%, 12/15/2021		545	607
Arch Capital Finance LLC				8.63%, 02/01/2019		190	211
4.01%, 12/15/2026		$2,845	2,885	Wyndham Worldwide Corp
5.03%, 12/15/2046		695	724	2.50%, 03/01/2018		2,920	2,938
Chubb INA Holdings Inc							$6,468
2.30%, 11/03/2020		1,880	1,885	Machinery - Construction & Mining - 0.03%
CNO Financial Group Inc				BlueLine Rental Finance Corp
4.50%, 05/30/2020		350	360	7.00%, 02/01/2019(e)		380	375
Liberty Mutual Group Inc				Vander Intermediate Holding II Corp
7.00%, 03/07/2067(d),(e)		2,760	2,670	9.75%, PIK 10.50%, 02/01/2019(e),(f)		1,046	931
							$1,306

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)
Machinery - Diversified - 0.05%				Media (continued)
Cloud Crane LLC				Time Warner Cable LLC	(continued)
10.13%, 08/01/2024(e)		$1,280	$1,408	6.75%, 07/01/2018		$920	$979
CNH Industrial Capital LLC				8.75%, 02/14/2019		1,165	1,300
3.88%, 07/16/2018		80	81	Time Warner Inc
4.88%, 04/01/2021		330	344	2.10%, 06/01/2019		1,080	1,081
			$1,833	3.60%, 07/15/2025		1,100	1,078
Media- 2.52%				4.05%, 12/15/2023		3,670	3,786
21st Century Fox America Inc				6.25%, 03/29/2041		1,496	1,763
4.75%, 09/15/2044		680	679	Unitymedia GmbH
5.40%, 10/01/2043		2,205	2,408	6.13%, 01/15/2025(e)		895	925
6.15%, 02/15/2041		2,535	2,982	Unitymedia Hessen GmbH & Co KG /
6.40%, 12/15/2035		2,605	3,149	Unitymedia NRW GmbH
Altice Financing SA				5.50%, 01/15/2023(e)		1,275	1,326
6.63%, 02/15/2023(e)		870	911	UPCB Finance IV Ltd
Altice Finco SA				5.38%, 01/15/2025(e)		602	611
7.63%, 02/15/2025(e)		905	936	Viacom Inc
8.13%, 01/15/2024(e)		520	552	4.85%, 12/15/2034		3,470	3,173
Altice Luxembourg SA				5.85%, 09/01/2043		1,385	1,384
7.75%, 05/15/2022(e)		1,060	1,125	Virgin Media Finance PLC
Altice US Finance I Corp				5.75%, 01/15/2025(e)		600	609
5.50%, 05/15/2026(e)		400	410	6.00%, 10/15/2024(e)		405	422
CCO Holdings LLC / CCO Holdings Capital				Virgin Media Secured Finance PLC
Corp				5.25%, 01/15/2026(e)		380	381
5.13%, 05/01/2023(e)		4,820	5,001	Walt Disney Co/The
5.75%, 02/15/2026(e)		180	191	2.30%, 02/12/2021		750	757
Charter Communications Operating LLC /				WideOpenWest Finance LLC /
Charter Communications Operating Capital				WideOpenWest Capital Corp
4.46%, 07/23/2022		434	454	10.25%, 07/15/2019		1,395	1,471
4.91%, 07/23/2025		1,925	2,024	Ziggo Bond Finance BV
6.38%, 10/23/2035		2,595	2,926	6.00%, 01/15/2027(e)		925	918
6.48%, 10/23/2045		1,870	2,126	Ziggo Secured Finance BV
6.83%, 10/23/2055		2,395	2,813	5.50%, 01/15/2027(e)		1,105	1,101
Comcast Corp							$94,738
2.75%, 03/01/2023		4,180	4,124	Mining - 0.69%
3.15%, 03/01/2026		3,310	3,238	Alcoa Nederland Holding BV
3.30%, 02/01/2027		2,750	2,713	6.75%, 09/30/2024(e)		485	525
3.38%, 02/15/2025		6,605	6,611	7.00%, 09/30/2026(e)		750	821
4.20%, 08/15/2034		510	515	Aleris International Inc
4.60%, 08/15/2045		325	333	9.50%, 04/01/2021(e)		225	245
5.50%, 11/23/2029	GBP	125	208	Barrick Gold Corp
6.40%, 03/01/2040		$200	255	4.10%, 05/01/2023		5,430	5,706
Cox Communications Inc				Barrick North America Finance LLC
2.95%, 06/30/2023(e)		2,685	2,545	4.40%, 05/30/2021		693	739
CSC Holdings LLC				5.75%, 05/01/2043		1,145	1,280
5.50%, 04/15/2027(e)		400	406	BHP Billiton Finance USA Ltd
6.63%, 10/15/2025(e)		445	486	2.05%, 09/30/2018		70	70
8.63%, 02/15/2019		185	205	Corp Nacional del Cobre de Chile
10.13%, 01/15/2023(e)		1,250	1,449	4.50%, 09/16/2025(e)		550	567
DISH DBS Corp				First Quantum Minerals Ltd
4.25%, 04/01/2018		175	178	7.00%, 02/15/2021(e)		1,340	1,374
5.13%, 05/01/2020		795	817	7.25%, 05/15/2022(e)		630	643
5.88%, 07/15/2022		1,890	1,965	FMG Resources August 2006 Pty Ltd
5.88%, 11/15/2024		760	769	6.88%, 04/01/2022(e)		1,950	2,021
6.75%, 06/01/2021		2,280	2,450	9.75%, 03/01/2022(e)		1,000	1,160
7.75%, 07/01/2026		600	672	Freeport-McMoRan Inc
7.88%, 09/01/2019		1,517	1,671	2.38%, 03/15/2018		1,060	1,057
Myriad International Holdings BV				6.88%, 02/15/2023(e)		385	401
5.50%, 07/21/2025(e)		775	790	Hudbay Minerals Inc
NBCUniversal Enterprise Inc				7.63%, 01/15/2025(e)		650	696
1.71%, 04/15/2018(d),(e)		5,490	5,527	MMC Norilsk Nickel OJSC via MMC Finance
NBCUniversal Media LLC				DAC
4.45%, 01/15/2043		1	1	6.63%, 10/14/2022(e)		350	391
RCN Telecom Services LLC / RCN Capital				Newmont Mining Corp
Corp				4.88%, 03/15/2042		1,195	1,179
8.50%, 08/15/2020(e)		1,685	1,792	6.25%, 10/01/2039		800	926
SFR Group SA				Southern Copper Corp
6.00%, 05/15/2022(e)		235	242	6.75%, 04/16/2040		400	439
7.38%, 05/01/2026(e)		815	836	St Barbara Ltd
Sky PLC				8.88%, 04/15/2018(e)		258	266
2.88%, 11/24/2020	GBP	100	133	Taseko Mines Ltd
Time Warner Cable LLC				7.75%, 04/15/2019		1,072	951
5.25%, 07/15/2042		100	142	Teck Resources Ltd
5.88%, 11/15/2040		$1,780	1,913	3.75%, 02/01/2023		1,180	1,146

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Mining (continued)				Mortgage Backed Securities (continued)
Teck Resources Ltd (continued)				Ginnie Mae (continued)
6.25%, 07/15/2041		$1,555	$1,598	3.50%, 10/20/2042(d),(g)	$15,150	$2,822
8.00%, 06/01/2021(e)		500	551	3.50%, 01/20/2043(d),(g)	6,032	1,325
8.50%, 06/01/2024(e)		215	250	4.00%, 03/16/2039(d),(g)	4,059	563
Vedanta Resources PLC				4.00%, 09/20/2040(g)	3,623	678
6.38%, 07/30/2022(e)		900	901	4.28%, 09/16/2043(d),(g)	12,043	1,541
			$25,903	4.50%, 05/16/2043(d),(g)	3,149	603
Miscellaneous Manufacturers - 0.41%				4.50%, 04/16/2044(g)	939	172
Bombardier Inc				4.82%, 02/20/2045(d),(g)	16,887	3,210
6.13%, 01/15/2023(e)		415	406	4.88%, 08/16/2045(d),(g)	16,023	2,547
7.50%, 03/15/2025(e)		1,895	1,900	5.27%, 11/20/2040(d),(g)	4,414	797
8.75%, 12/01/2021(e)		1,545	1,670	5.27%, 08/20/2042(d),(g)	9,973	2,007
General Electric Co				5.32%, 11/20/2041(d),(g)	4,881	1,003
4.50%, 03/11/2044		810	868	5.32%, 02/20/2046(d),(g)	9,487	2,066
5.30%, 02/11/2021		6,800	7,544	5.32%, 06/20/2046(d),(g)	9,427	2,178
Ingersoll-Rand Global Holding Co Ltd				5.42%, 08/20/2042(d),(g)	4,657	866
2.88%, 01/15/2019		1,065	1,085	5.42%, 09/20/2044(d),(g)	12,905	2,527
5.75%, 06/15/2043		560	662	5.42%, 11/20/2045(d),(g)	7,858	1,606
Siemens Financieringsmaatschappij NV				5.47%, 06/20/2044(d),(g)	21,179	3,475
1.45%, 05/25/2018(e)		1,133	1,132	5.48%, 08/16/2045(d),(g)	16,632	3,642
2.75%, 09/10/2025	GBP	100	134	5.82%, 03/20/2042(d),(g)	12,068	2,610
3.75%, 09/10/2042		100	151	5.82%, 03/20/2042(d),(g)	5,317	1,392
			$15,552	5.87%, 12/20/2040(d),(g)	7,161	1,489
Mortgage Backed Securities - 3.09%				5.88%, 04/16/2042(d),(g)	4,897	1,059
Fannie Mae REMIC Trust 2005-W2				5.97%, 11/20/2045(d),(g)	4,507	1,026
0.97%, 05/25/2035(d)		$375	372	JP Morgan Mortgage Trust 2016-2
Fannie Mae REMICS				2.86%, 06/25/2046(d),(e)	8,391	8,464
2.25%, 07/25/2040		162	160	JP Morgan Mortgage Trust 2016-3
3.00%, 04/25/2027(g)		4,453	444	3.50%, 10/25/2046(e)	7,308	7,423
3.50%, 09/25/2027(d),(g)		7,635	898	Merrill Lynch Mortgage Investors Trust Series
3.50%, 11/25/2027(d),(g)		1,929	202	2005-A8
3.50%, 05/25/2028(g)		3,003	297	1.12%, 08/25/2036(d)	139	131
3.50%, 03/25/2031(d),(g)		5,043	514	Sequoia Mortgage Trust 2016-3
4.00%, 04/25/2043(d),(g)		879	154	3.50%, 11/25/2046(d),(e)	4,164	4,241
5.23%, 07/25/2039(d),(g)		8,073	939	Wells Fargo Mortgage Backed Securities
5.23%, 07/25/2046(d),(g)		9,658	2,310	2005-AR16 Trust
5.23%, 10/25/2046(d),(g)		6,951	1,699	3.09%, 03/25/2035(d)	241	237
5.23%, 11/25/2046(d),(g)		10,663	2,224			$116,213
5.33%, 02/25/2043(d),(g)		6,465	1,279	Office & Business Equipment - 0.05%
5.33%, 03/25/2043(d),(g)		11,109	2,415	Xerox Corp
5.33%, 09/25/2046(d),(g)		11,507	2,057	2.95%, 03/15/2017	555	556
5.33%, 09/25/2046(d),(g)		7,571	1,447	6.75%, 02/01/2017	550	550
5.33%, 09/25/2046(d),(g)		14,367	2,559	6.75%, 12/15/2039	635	643
5.73%, 12/25/2021(d),(g)		588	46			$1,749
5.73%, 03/25/2022(d),(g)		476	35	Oil & Gas - 2.92%
32.29%, 08/25/2035(d),(g)		15	5	Anadarko Petroleum Corp
Freddie Mac REMICS				3.45%, 07/15/2024	2,985	2,943
1.22%, 06/15/2023(d)		13	13	4.50%, 07/15/2044	5	5
2.00%, 02/15/2036(d)		921	910	5.55%, 03/15/2026	3,610	4,061
3.00%, 09/15/2025(d),(g)		3,801	218	6.60%, 03/15/2046	2,675	3,352
3.00%, 05/15/2027(d),(g)		7,690	496	Apache Corp
3.00%, 10/15/2027(d),(g)		1,175	103	4.25%, 01/15/2044	20	19
3.00%, 02/15/2029(d),(g)		8,111	731	4.75%, 04/15/2043	2,395	2,450
3.50%, 02/15/2028(g)		5,222	490	Baytex Energy Corp
3.50%, 01/15/2040(d),(g)		4,987	822	5.13%, 06/01/2021(e)	370	342
3.50%, 03/15/2041(g)		6,839	943	BP Capital Markets PLC
4.00%, 04/15/2025(d),(g)		4,984	293	1.42%, 05/10/2019(d)	6,585	6,586
5.88%, 05/15/2026(d),(g)		3,834	470	3.02%, 01/16/2027	2,340	2,240
5.98%, 09/15/2034(d),(g)		734	63	3.72%, 11/28/2028	2,330	2,347
Freddie Mac Structured Agency Credit Risk				Canadian Natural Resources Ltd
Debt Notes				3.90%, 02/01/2025	2,005	2,019
1.67%, 10/25/2027(d)		9,187	9,201	Carrizo Oil & Gas Inc
1.97%, 11/25/2028(d)		6,025	6,039	7.50%, 09/15/2020	2,907	3,016
2.12%, 04/25/2028(d)		232	232	Chaparral Energy Inc
2.22%, 09/25/2024(d)		3,657	3,670	0.00%, 10/01/2020(a)	540	540
3.17%, 08/25/2024(d)		3,250	3,260	0.00%, 11/15/2022(a)	1,416	1,409
3.17%, 01/25/2025(d)		547	550	Chesapeake Energy Corp
Ginnie Mae				8.00%, 12/15/2022(e)	1,356	1,448
1.75%, 10/16/2037		498	498	8.00%, 01/15/2025(e)	460	471
3.00%, 03/20/2039(g)		19,765	1,608	Chesapeake Oil Op/Fin Escrow Shares
3.50%, 02/20/2040(d),(g)		4,295	605	0.00%, 11/15/2019(a),(b),(i)	1,385	—
3.50%, 02/20/2041(d),(g)		11,674	1,863	CNOOC Finance 2013 Ltd
3.50%, 04/20/2042(d),(g)		9,632	1,379	3.00%, 05/09/2023	850	824

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
Concho Resources Inc			QEP Resources Inc
4.38%, 01/15/2025	$4,920	$5,031	5.25%, 05/01/2023		$1,025	$1,020
ConocoPhillips			6.80%, 04/01/2018		200	207
5.75%, 02/01/2019	500	539	Repsol Oil & Gas Canada Inc
Continental Resources Inc/OK			7.75%, 06/01/2019		6,800	7,426
3.80%, 06/01/2024	5,903	5,512	Seven Generations Energy Ltd
4.50%, 04/15/2023	1,365	1,348	6.75%, 05/01/2023(e)		285	305
5.00%, 09/15/2022	905	923	Shell International Finance BV
Denbury Resources Inc			1.63%, 01/20/2027	EUR	100	112
5.50%, 05/01/2022	1,055	905	4.00%, 05/10/2046		$1,815	1,735
Devon Energy Corp			Sunoco LP / Sunoco Finance Corp
5.00%, 06/15/2045	580	582	5.50%, 08/01/2020		765	782
5.60%, 07/15/2041	1,590	1,685	6.38%, 04/01/2023		1,075	1,103
Ecopetrol SA			Tengizchevroil Finance Co International Ltd
5.88%, 05/28/2045	495	438	4.00%, 08/15/2026(e)		1,175	1,101
Encana Corp			Tesoro Corp
5.15%, 11/15/2041	2,360	2,243	4.75%, 12/15/2023(e)		1,105	1,135
6.50%, 02/01/2038	630	698	Whiting Petroleum Corp
6.63%, 08/15/2037	705	792	5.00%, 03/15/2019		1,410	1,435
EP Energy LLC / Everest Acquisition Finance			5.75%, 03/15/2021		645	651
Inc			WildHorse Resource Development Corp
6.38%, 06/15/2023	1,200	1,044	6.88%, 02/01/2025(e),(h)		620	618
8.00%, 11/29/2024(e)	120	130	Woodside Finance Ltd
9.38%, 05/01/2020	1,280	1,280	3.70%, 09/15/2026(e)		1,860	1,813
Exxon Mobil Corp			WPX Energy Inc
2.22%, 03/01/2021	185	185	7.50%, 08/01/2020		1,250	1,356
4.11%, 03/01/2046	305	311				$109,863
Gulfport Energy Corp			Oil & Gas Services - 0.15%
6.38%, 05/15/2025(e)	890	912	Archrock Partners LP / Archrock Partners
Halcon Resources Corp			Finance Corp
8.63%, 02/01/2020(e)	1,350	1,411	6.00%, 10/01/2022		395	387
12.00%, 02/15/2022(e)	58	66	Halliburton Co
Laredo Petroleum Inc			4.75%, 08/01/2043		1,780	1,836
5.63%, 01/15/2022	60	61	PHI Inc
7.38%, 05/01/2022	600	625	5.25%, 03/15/2019		755	727
Marathon Oil Corp			Schlumberger Investment SA
6.60%, 10/01/2037	860	972	3.30%, 09/14/2021(e)		1,155	1,191
Marathon Petroleum Corp			Weatherford International Ltd
4.75%, 09/15/2044	592	528	4.50%, 04/15/2022		390	347
MEG Energy Corp			8.25%, 06/15/2023		535	546
6.50%, 01/15/2025(e)	740	747	9.88%, 02/15/2024(e)		395	427
Murphy Oil Corp						$5,461
6.88%, 08/15/2024	350	375	Other Asset Backed Securities - 1.01%
Nabors Industries Inc			Chase Funding Trust Series 2003-5
5.50%, 01/15/2023(e)	2,635	2,754	1.37%, 07/25/2033(d)		612	567
Noble Energy Inc			Chase Funding Trust Series 2004-1
3.90%, 11/15/2024	1,880	1,907	1.23%, 12/25/2033(d)		23	21
5.05%, 11/15/2044	1,435	1,460	CNH Equipment Trust 2016-A
Northern Blizzard Resources Inc			1.29%, 07/15/2019(d)		7,421	7,432
7.25%, 02/01/2022(e)	715	719	Countrywide Asset-Backed Certificates
Oasis Petroleum Inc			2.38%, 01/25/2034(d)		8	7
6.50%, 11/01/2021	455	465	Dell Equipment Finance Trust 2015-2
6.88%, 03/15/2022	290	297	1.68%, 12/22/2017(d),(e)		4,178	4,182
6.88%, 01/15/2023	1,870	1,914	1.72%, 09/22/2020(d),(e)		14,200	14,224
PDC Energy Inc			JP Morgan Mortgage Acquisition Trust 2007-
6.13%, 09/15/2024(e)	325	340	CH3
7.75%, 10/15/2022	565	600	0.92%, 03/25/2037(d)		479	478
Pertamina Persero PT			Kubota Credit Owner Trust 2015-1
5.63%, 05/20/2043(e)	550	521	1.54%, 03/15/2019(d),(e)		10,380	10,390
Petrobras Global Finance BV			Popular ABS Mortgage Pass-Through Trust
8.38%, 05/23/2021	1,035	1,154	2005-1
8.75%, 05/23/2026	2,365	2,664	1.04%, 05/25/2035(d)		928	867
Petroleos Mexicanos						$38,168
5.38%, 03/13/2022(e)	1,740	1,774
			Packaging & Containers - 0.55%
6.88%, 08/04/2026	1,905	2,017	ARD Finance SA
Phillips 66			7.13%, PIK 7.88%, 09/15/2023(e),(f)		715	727
4.65%, 11/15/2034	2,180	2,282	Ardagh Packaging Finance PLC / Ardagh
Pioneer Natural Resources Co			Holdings USA Inc
3.45%, 01/15/2021	3,955	4,058	3.96%, 12/15/2019(d),(e)		275	279
4.45%, 01/15/2026	530	561	4.16%, 05/15/2021(d),(e)		260	267
Precision Drilling Corp			4.63%, 05/15/2023(e)		200	202
7.75%, 12/15/2023(e)	150	162	6.00%, 06/30/2021(e)		220	227

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Packaging & Containers (continued)				Pipelines (continued)
Ardagh Packaging Finance PLC / Ardagh				Enbridge Inc
Holdings USA Inc (continued)				1.38%, 06/02/2017(d)		$4,580	$4,581
7.25%, 05/15/2024(e)		$925	$991	4.25%, 12/01/2026		3,780	3,890
Coveris Holdings SA				6.00%, 01/15/2077(d)		2,295	2,324
7.88%, 11/01/2019(e)		1,085	1,090	Energy Transfer Equity LP
Crown Americas LLC / Crown Americas				5.88%, 01/15/2024		410	438
Capital Corp V				Energy Transfer Partners LP
4.25%, 09/30/2026(e)		290	277	4.05%, 03/15/2025		2,885	2,861
Crown Cork & Seal Co Inc				4.75%, 01/15/2026		1,655	1,721
7.38%, 12/15/2026		1,615	1,825	4.90%, 03/15/2035		1,420	1,367
Flex Acquisition Co Inc				5.30%, 04/15/2047		1,310	1,289
6.88%, 01/15/2025(e)		460	468	EnLink Midstream Partners LP
Packaging Corp of America				4.15%, 06/01/2025		3,035	2,982
4.50%, 11/01/2023		5,775	6,116	4.40%, 04/01/2024		4,479	4,494
Reynolds Group Issuer Inc / Reynolds Group				4.85%, 07/15/2026		690	710
Issuer LLC / Reynolds Group Issuer				5.05%, 04/01/2045		1,210	1,113
(Luxembourg) S.A.				Enterprise Products Operating LLC
4.52%, 07/15/2021(d),(e)		985	1,013	3.70%, 02/15/2026		1,915	1,924
5.13%, 07/15/2023(e)		480	491	4.90%, 05/15/2046		2,730	2,814
5.75%, 10/15/2020		1,910	1,966	Kinder Morgan Energy Partners LP
7.00%, 07/15/2024(e)		130	139	4.70%, 11/01/2042		2,625	2,460
WestRock RKT Co				5.63%, 09/01/2041		680	698
3.50%, 03/01/2020		4,330	4,457	Kinder Morgan Inc/DE
			$20,535	2.25%, 03/16/2027	EUR	275	294
Pharmaceuticals - 1.24%				3.05%, 12/01/2019		$1,575	1,603
AbbVie Inc				5.05%, 02/15/2046		850	845
1.38%, 05/17/2024	EUR	730	789	Magellan Midstream Partners LP
2.13%, 11/17/2028		735	797	5.00%, 03/01/2026		1,160	1,274
2.50%, 05/14/2020		$4,940	4,962	ONEOK Partners LP
3.60%, 05/14/2025		365	359	4.90%, 03/15/2025		2,515	2,703
4.45%, 05/14/2046		3,020	2,829	Phillips 66 Partners LP
4.70%, 05/14/2045		925	900	4.90%, 10/01/2046		1,890	1,836
Actavis Funding SCS				Sabine Pass Liquefaction LLC
3.45%, 03/15/2022		2,000	2,024	5.63%, 02/01/2021(d)		990	1,069
4.75%, 03/15/2045		1,560	1,538	5.63%, 03/01/2025		1,365	1,483
4.85%, 06/15/2044		2,105	2,101	6.25%, 03/15/2022		745	831
Forest Laboratories LLC				Tesoro Logistics LP / Tesoro Logistics
5.00%, 12/15/2021(e)		4,155	4,495	Finance Corp
Novartis Capital Corp				5.25%, 01/15/2025		505	526
4.00%, 11/20/2045		80	80	6.13%, 10/15/2021		1,360	1,423
Pfizer Inc				6.25%, 10/15/2022		230	245
2.20%, 12/15/2021		1,315	1,310	6.38%, 05/01/2024		180	196
3.00%, 12/15/2026		1,380	1,356	TransCanada PipeLines Ltd
4.13%, 12/15/2046		1,415	1,419	4.63%, 03/01/2034		965	1,030
Shire Acquisitions Investments Ireland DAC				5.00%, 10/16/2043		1,605	1,787
2.40%, 09/23/2021		6,745	6,550	7.13%, 01/15/2019		730	801
2.88%, 09/23/2023		4,745	4,533	Transportadora de Gas Internacional SA ESP
3.20%, 09/23/2026		5,560	5,221	5.70%, 03/20/2022		815	837
Teva Pharmaceutical Finance Netherlands II				Western Gas Partners LP
BV				4.65%, 07/01/2026		1,620	1,682
1.63%, 10/15/2028	EUR	350	339	5.45%, 04/01/2044		4,410	4,596
Teva Pharmaceutical Finance Netherlands III				Williams Partners LP
BV				3.60%, 03/15/2022		3,185	3,236
1.70%, 07/19/2019		$2,630	2,583	5.10%, 09/15/2045		3,795	3,791
Valeant Pharmaceuticals International Inc				Williams Partners LP / ACMP Finance Corp
5.38%, 03/15/2020(e)		290	249	4.88%, 05/15/2023		1,555	1,604
5.63%, 12/01/2021(e)		630	498	6.13%, 07/15/2022		585	604
7.50%, 07/15/2021(e)		1,390	1,208				$86,938
Wyeth LLC				Private Equity - 0.06%
6.00%, 02/15/2036		565	701	Icahn Enterprises LP / Icahn Enterprises
			$46,841	Finance Corp
Pipelines - 2.31%				3.50%, 03/15/2017		395	395
Antero Midstream Partners LP / Antero				4.88%, 03/15/2019		940	951
Midstream Finance Corp				6.00%, 08/01/2020		1,025	1,050
5.38%, 09/15/2024(e)		410	419				$2,396
Boardwalk Pipelines LP				Real Estate - 0.11%
4.45%, 07/15/2027		2,570	2,569	American Campus Communities Operating
4.95%, 12/15/2024		2,385	2,490	Partnership LP
5.95%, 06/01/2026		1,880	2,086	3.35%, 10/01/2020		1,900	1,935
Buckeye Partners LP				Crescent Communities LLC/Crescent
3.95%, 12/01/2026		3,755	3,683	Ventures Inc
Columbia Pipeline Group Inc				8.88%, 10/15/2021(e)		995	1,032
3.30%, 06/01/2020		5,620	5,729

See accompanying notes

     Schedule of Investments Core Plus Bond Fund January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Real Estate (continued)				Retail (continued)
Kennedy-Wilson Inc				CVS Health Corp
5.88%, 04/01/2024		$995	$1,028	2.75%, 12/01/2022		$170	$168
Prologis LP				2.80%, 07/20/2020		50	51
1.38%, 10/07/2020	EUR	250	278	4.13%, 05/15/2021		130	137
			$4,273	4.75%, 12/01/2022		6,515	7,080
REITS- 1.50%				5.00%, 12/01/2024		80	87
American Tower Corp				5.13%, 07/20/2045		590	649
3.30%, 02/15/2021		$1,275	1,290	CVS Pass-Through Trust
3.50%, 01/31/2023		3,345	3,355	7.51%, 01/10/2032(e)		2,684	3,272
Brixmor Operating Partnership LP				Dollar Tree Inc
4.13%, 06/15/2026		1,305	1,308	5.25%, 03/01/2020		325	334
CC Holdings GS V LLC / Crown Castle GS				5.75%, 03/01/2023		951	1,007
III Corp				Home Depot Inc/The
3.85%, 04/15/2023		3,570	3,650	5.88%, 12/16/2036		1,265	1,580
DuPont Fabros Technology LP				JC Penney Corp Inc
5.88%, 09/15/2021		1,415	1,479	5.65%, 06/01/2020		675	665
Equinix Inc				5.88%, 07/01/2023(e)		355	360
4.88%, 04/01/2020		230	236	KFC Holding Co/Pizza Hut Holdings
5.38%, 01/01/2022		935	989	LLC/Taco Bell of America LLC
5.38%, 04/01/2023		730	764	5.00%, 06/01/2024(e)		1,220	1,243
5.88%, 01/15/2026		740	786	5.25%, 06/01/2026(e)		795	804
Essex Portfolio LP				L Brands Inc
3.38%, 04/15/2026		2,765	2,682	5.63%, 02/15/2022		205	215
HCP Inc				6.88%, 11/01/2035		745	726
4.25%, 11/15/2023		2,500	2,599	Landry's Inc
Healthcare Trust of America Holdings LP				6.75%, 10/15/2024(e)		1,180	1,215
3.50%, 08/01/2026		2,195	2,095	Macy's Retail Holdings Inc
Hospitality Properties Trust				6.90%, 04/01/2029		145	158
4.25%, 02/15/2021		4,025	4,169	McDonald's Corp
4.95%, 02/15/2027		1,170	1,166	1.75%, 05/03/2028	EUR	400	438
Iron Mountain Inc				2.10%, 12/07/2018		$1,105	1,113
4.38%, 06/01/2021(e)		770	793	2.75%, 12/09/2020		2,685	2,724
Iron Mountain US Holdings Inc				4.70%, 12/09/2035		1,235	1,289
5.38%, 06/01/2026(e)		825	794	Michaels Stores Inc
iStar Inc				5.88%, 12/15/2020(e)		1,007	1,035
4.88%, 07/01/2018		390	394	PetSmart Inc
5.00%, 07/01/2019		125	127	7.13%, 03/15/2023(e)		1,115	1,095
6.50%, 07/01/2021		670	697	Tops Holding LLC / Tops Markets II Corp
9.00%, 06/01/2017		490	501	8.00%, 06/15/2022(e)		975	780
Kimco Realty Corp				Wal-Mart Stores Inc
3.40%, 11/01/2022		2,160	2,193	1.00%, 04/21/2017		2,750	2,751
4.25%, 04/01/2045		1,425	1,361	4.75%, 10/02/2043		960	1,062
MGM Growth Properties Operating							$32,441
Partnership LP / MGP Finance Co-Issuer Inc				Savings & Loans - 0.13%
5.63%, 05/01/2024(e)		1,165	1,216	Nationwide Building Society
MPT Operating Partnership LP / MPT Finance				1.25%, 03/03/2025	EUR	500	543
Corp				4.00%, 09/14/2026(e)		$4,510	4,293
5.25%, 08/01/2026		220	216	6.87%, 12/31/2049(c),(d)	GBP	100	127
6.38%, 03/01/2024		532	562				$4,963
Realty Income Corp				Semiconductors - 0.27%
3.00%, 01/15/2027		3,150	2,976	Broadcom Corp / Broadcom Cayman Finance
Retail Properties of America Inc				Ltd
4.00%, 03/15/2025		5,465	5,173	3.00%, 01/15/2022(e)		$3,335	3,321
RHP Hotel Properties LP / RHP Finance				Micron Technology Inc
Corp				5.50%, 02/01/2025		715	719
5.00%, 04/15/2021		90	92	5.63%, 01/15/2026(e)		225	225
Select Income REIT				5.88%, 02/15/2022		225	234
4.15%, 02/01/2022		3,170	3,164	7.50%, 09/15/2023(e)		685	760
Ventas Realty LP				NXP BV / NXP Funding LLC
3.13%, 06/15/2023		2,560	2,528	4.13%, 06/01/2021(e)		505	521
3.25%, 10/15/2026		1,640	1,564	5.75%, 02/15/2021(e)		200	207
VEREIT Operating Partnership LP				QUALCOMM Inc
4.13%, 06/01/2021		240	244	4.65%, 05/20/2035		1,250	1,286
4.60%, 02/06/2024		1,045	1,063	4.80%, 05/20/2045		1,685	1,727
4.88%, 06/01/2026		1,445	1,473	Sensata Technologies UK Financing Co PLC
Welltower Inc				6.25%, 02/15/2026(e)		1,160	1,244
4.25%, 04/01/2026		2,500	2,585				$10,244
4.50%, 12/01/2034	GBP	125	174	Shipbuilding - 0.03%
			$56,458	Huntington Ingalls Industries Inc
Retail - 0.86%				5.00%, 11/15/2025(e)		1,215	1,267
Claire's Stores Inc
9.00%, 03/15/2019(e)		$840	403

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Software - 1.02%				Sovereign (continued)
Activision Blizzard Inc				Ireland Government Bond
2.30%, 09/15/2021(e)		$2,340	$2,286	3.40%, 03/18/2024	EUR	360	$460
3.40%, 09/15/2026(e)		1,950	1,861	Israel Government International Bond
6.13%, 09/15/2023(e)		1,385	1,506	4.50%, 01/30/2043		$375	380
First Data Corp				Italy Buoni Poliennali Del Tesoro
5.00%, 01/15/2024(e)		2,085	2,112	0.25%, 05/15/2018	EUR	235	255
Microsoft Corp				2.50%, 12/01/2024		100	113
1.55%, 08/08/2021		1,503	1,455	3.50%, 03/01/2030(e)		500	593
2.00%, 11/03/2020		2,515	2,512	3.75%, 08/01/2021		355	433
2.00%, 08/08/2023		3,110	2,962	4.25%, 09/01/2019		75	89
3.30%, 02/06/2027(h)		3,365	3,366	4.75%, 06/01/2017		75	82
3.45%, 08/08/2036		1,085	1,009	5.00%, 09/01/2040		15	21
3.70%, 08/08/2046		4,390	4,016	6.00%, 05/01/2031		20	30
4.25%, 02/06/2047(h)		1,830	1,839	Japan Government Ten Year Bond
4.45%, 11/03/2045		1,060	1,095	0.50%, 12/20/2024	JPY	35,000	321
MSCI Inc				0.60%, 03/20/2023		30,000	276
5.25%, 11/15/2024(e)		785	814	1.40%, 06/20/2019		81,000	744
5.75%, 08/15/2025(e)		355	376	1.50%, 09/20/2018		139,500	1,270
Oracle Corp				Japan Government Thirty Year Bond
1.90%, 09/15/2021		985	961	1.50%, 03/20/2045		36,000	375
2.50%, 10/15/2022		773	764	Japan Government Twenty Year Bond
2.65%, 07/15/2026		1,515	1,424	1.40%, 09/20/2034		11,000	112
4.00%, 07/15/2046		5,105	4,791	1.50%, 06/20/2034		100,000	1,031
4.38%, 05/15/2055		1,895	1,834	1.90%, 03/20/2024		95,000	955
Quintiles IMS Inc				Kingdom of Belgium Government Bond
5.00%, 10/15/2026(e)		1,320	1,329	0.80%, 06/22/2025(e)	EUR	50	55
			$38,312	4.25%, 09/28/2022		305	408
Sovereign - 1.48%				Mexican Bonos
Argentine Republic Government International				5.00%, 12/11/2019(d)	MXN	3,500	160
Bond				6.50%, 06/10/2021(d)		11,500	539
5.63%, 01/26/2022(e)		5,160	5,170	Mexico Government International Bond
7.50%, 04/22/2026		750	783	3.63%, 03/15/2022		$100	101
Australia Government Bond				4.00%, 10/02/2023		2,024	2,037
3.25%, 04/21/2029	AUD	125	98	Netherlands Government Bond
4.50%, 04/15/2020		200	164	1.75%, 07/15/2023(e)	EUR	150	180
Bundesrepublik Deutschland				2.00%, 07/15/2024(e)		170	207
1.00%, 08/15/2024	EUR	395	457	5.50%, 01/15/2028		25	41
1.50%, 09/04/2022		200	237	Panama Government International Bond
1.50%, 05/15/2024		425	509	4.00%, 09/22/2024		$925	955
4.75%, 07/04/2028		15	24	Peruvian Government International Bond
Canada Housing Trust No 1				5.63%, 11/18/2050		400	462
1.70%, 12/15/2017(e)	CAD	525	407	Republic of Poland Government Bond
2.40%, 12/15/2022(e)		40	32	5.25%, 10/25/2020	PLN	315	86
Colombia Government International Bond				Republic of Poland Government International
3.88%, 04/25/2027		$425	416	Bond
5.00%, 06/15/2045		675	657	3.25%, 04/06/2026		$1,000	969
7.38%, 03/18/2019		100	111	Romanian Government International Bond
Croatia Government International Bond				4.88%, 01/22/2024(e)		900	957
6.38%, 03/24/2021		725	793	Russian Foreign Bond - Eurobond
Denmark Government Bond				4.75%, 05/27/2026(e)		400	413
1.75%, 11/15/2025	DKK	750	121	4.88%, 09/16/2023		2,600	2,754
Dominican Republic International Bond				5.00%, 04/29/2020		3,200	3,416
6.88%, 01/29/2026(e)		$1,275	1,360	7.50%, 03/31/2030(d)		1,441	1,729
Egypt Government International Bond				Saudi Government International Bond
6.13%, 01/31/2022(e)		1,300	1,312	2.38%, 10/26/2021		2,675	2,605
8.50%, 01/31/2047(e)		600	613	Serbia International Bond
Export-Import Bank of India				7.25%, 09/28/2021		525	592
3.38%, 08/05/2026(e)		925	872	Spain Government Bond
French Republic Government Bond OAT				0.25%, 04/30/2018	EUR	500	543
0.50%, 05/25/2025	EUR	100	106	1.15%, 07/30/2020		100	112
1.00%, 05/25/2019		200	223	2.75%, 10/31/2024(e)		175	210
1.75%, 11/25/2024		485	569	4.65%, 07/30/2025(e)		40	54
3.00%, 04/25/2022		740	921	4.85%, 10/31/2020(e)		295	374
3.50%, 04/25/2026		30	40	5.15%, 10/31/2044(e)		25	39
4.50%, 04/25/2041		25	41	5.50%, 04/30/2021(e)		100	132
Honduras Government International Bond				Sri Lanka Government International Bond
6.25%, 01/19/2027(e)		$425	422	6.83%, 07/18/2026(e)		$700	698
Hungary Government International Bond				Sweden Government Bond
5.38%, 02/21/2023		1,590	1,734	1.50%, 11/13/2023	SEK	550	68
Indonesia Government International Bond				4.25%, 03/12/2019		200	25
3.70%, 01/08/2022(e)		625	634	Swiss Confederation Government Bond
5.38%, 10/17/2023(e)		1,925	2,103	2.50%, 03/08/2036	CHF	30	43

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)				Telecommunications (continued)
Turkey Government International Bond				Empresa Nacional de Telecomunicaciones
5.75%, 03/22/2024		$1,100	$1,108	SA
6.00%, 03/25/2027		900	907	4.75%, 08/01/2026(e)		$875	$887
Ukraine Government International Bond				Frontier Communications Corp
7.75%, 09/01/2021		925	894	7.13%, 01/15/2023		740	662
United Kingdom Gilt				8.88%, 09/15/2020		765	815
1.25%, 07/22/2018	GBP	100	128	11.00%, 09/15/2025		2,385	2,412
1.75%, 07/22/2019		35	46	10.50%, 09/15/2022		175	182
1.75%, 09/07/2022		490	648	Goodman Networks Inc
2.00%, 07/22/2020		40	53	12.13%, 07/01/2018(i)		780	324
3.25%, 01/22/2044		200	314	GTT Escrow Corp
4.25%, 12/07/2040		60	107	7.88%, 12/31/2024(e)		320	335
4.75%, 12/07/2030		25	43	Intelsat Jackson Holdings SA
Uruguay Government International Bond				5.50%, 08/01/2023		1,625	1,137
5.10%, 06/18/2050		$675	630	8.00%, 02/15/2024(e)		1,420	1,473
Venezuela Government International Bond				Level 3 Communications Inc
12.75%, 08/23/2022		2,245	1,470	5.75%, 12/01/2022		855	885
			$55,781	Level 3 Financing Inc
Student Loan Asset Backed Securities - 0.56%				4.76%, 01/15/2018(d)		295	295
Navient Private Education Loan Trust 2015-				5.38%, 01/15/2024		1,685	1,704
A				6.13%, 01/15/2021		270	279
1.27%, 12/15/2021(d),(e)		932	933	Ooredoo International Finance Ltd
Navient Student Loan Trust 2015-1				3.88%, 01/31/2028		600	583
1.07%, 09/26/2022(d)		938	935	Orange SA
SLM Private Education Loan Trust 2012-A				5.75%, 12/31/2049(c),(d)	GBP	125	165
2.17%, 08/15/2025(d),(e)		796	797	Radiate Holdco LLC / Radiate Finance Inc
SLM Private Education Loan Trust 2013-A				6.63%, 02/15/2025(e),(h)		$1,790	1,786
1.37%, 08/15/2022(d),(e)		1,072	1,072	SES SA
SLM Private Education Loan Trust 2013-B				4.63%, 03/09/2020	EUR	250	305
1.42%, 07/15/2022(d),(e)		1,961	1,963	Sprint Capital Corp
SLM Private Education Loan Trust 2014-A				6.88%, 11/15/2028		$565	582
1.37%, 07/15/2022(d),(e)		2,844	2,847	6.90%, 05/01/2019		640	683
SLM Student Loan Trust 2012-6				Sprint Communications Inc
1.05%, 09/25/2019(d)		1,172	1,172	6.00%, 11/15/2022		1,720	1,746
SMB Private Education Loan Trust 2016-B				7.00%, 08/15/2020		1,445	1,546
1.42%, 11/15/2023(d),(e)		4,481	4,491	9.13%, 03/01/2017		236	237
Sofi Professional Loan Program 2016-A LLC				Sprint Corp
2.52%, 08/25/2036(d),(e)		3,959	4,067	7.13%, 06/15/2024		1,995	2,085
Sofi Professional Loan Program 2016-B LLC				7.88%, 09/15/2023		860	940
1.68%, 03/25/2031(e)		2,863	2,859	T-Mobile USA Inc
			$21,136	6.00%, 03/01/2023		540	571
Telecommunications - 2.67%				6.13%, 01/15/2022		185	196
Anixter Inc				6.25%, 04/01/2021		2,695	2,793
5.13%, 10/01/2021		220	229	6.50%, 01/15/2024		190	205
AT&T Inc				6.50%, 01/15/2026		1,140	1,253
2.45%, 06/30/2020		1,460	1,449	6.63%, 04/28/2021		585	610
2.75%, 05/19/2023	EUR	250	294	Verizon Communications Inc
3.20%, 03/01/2022(b),(h)		$1,015	1,014	1.38%, 08/15/2019		110	109
3.40%, 05/15/2025		4,015	3,841	2.38%, 02/17/2022	EUR	400	465
3.60%, 02/17/2023		1,190	1,196	2.63%, 08/15/2026		$4,045	3,669
3.80%, 03/15/2022		3,867	3,954	2.71%, 09/14/2018(d)		7,303	7,468
4.45%, 05/15/2021		2,500	2,644	4.07%, 06/18/2024(e)	GBP	100	140
4.50%, 05/15/2035		5,530	5,199	4.52%, 09/15/2048		$1,596	1,450
4.75%, 05/15/2046		3,390	3,096	4.75%, 02/17/2034	GBP	150	218
5.15%, 03/15/2042		145	143	5.01%, 08/21/2054		$3,068	2,897
5.20%, 11/18/2033	GBP	100	148	5.15%, 09/15/2023		7,692	8,494
5.25%, 03/01/2037(b),(h)		$2,480	2,468	VimpelCom Holdings BV
5.45%, 03/01/2047(b),(h)		1,810	1,800	7.50%, 03/01/2022(e)		2,100	2,344
6.38%, 03/01/2041		725	831	Vodafone Group PLC
Bharti Airtel International Netherlands BV				2.50%, 09/26/2022		2,720	2,622
5.13%, 03/11/2023(e)		1,950	2,044	Wind Acquisition Finance SA
CenturyLink Inc				4.75%, 07/15/2020(e)		1,245	1,267
5.63%, 04/01/2025		435	413	7.38%, 04/23/2021(e)		1,775	1,846
7.50%, 04/01/2024		415	439				$100,475
Cisco Systems Inc				Transportation - 0.59%
1.85%, 09/20/2021		1,195	1,167	Burlington Northern Santa Fe LLC
2.20%, 02/28/2021		1,535	1,531	3.85%, 09/01/2023		1,799	1,907
Deutsche Telekom International Finance BV				5.40%, 06/01/2041		1,410	1,670
1.95%, 09/19/2021(e)		5,300	5,112	CSX Corp
Digicel Group Ltd				3.95%, 05/01/2050		1,255	1,144
8.25%, 09/30/2020(e)		900	798	5.50%, 04/15/2041		1,170	1,345
				Eletson Holdings Inc
				9.63%, 01/15/2022(e)		1,595	1,288

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)		Value(000's)	(continued)	Amount (000's)	Value(000's)
Transportation (continued)				Chemicals (continued)
FedEx Corp				Ineos US Finance LLC, Term Loan B
4.55%, 04/01/2046		$1,380	$1,377	3.75%, 12/15/2020(d)	$1,797	$1,802
4.75%, 11/15/2045		3,650	3,764	Methanol Holdings Trinidad Ltd, Term Loan
5.10%, 01/15/2044		1,050	1,126	B
Hornbeck Offshore Services Inc				4.28%, 06/16/2022(d)	1,632	1,595
5.00%, 03/01/2021		445	310			$7,081
Navios Maritime Acquisition Corp / Navios				Commercial Services - 0.03%
Acquisition Finance US Inc				Fly Funding II Sarl, Term Loan
8.13%, 11/15/2021(e)		2,810	2,550	3.64%, 02/28/2022(d)	1,154	1,161
Navios Maritime Holdings Inc / Navios
Maritime Finance II US Inc				Computers - 0.01%
7.38%, 01/15/2022(e)		1,235	847	CompuCom Systems Inc, Term Loan B
8.13%, 02/15/2019		385	299	4.25%, 05/09/2020(d)	590	468
Navios South American Logistics Inc / Navios
Logistics Finance US Inc				Consumer Products - 0.04%
7.25%, 05/01/2022(e)		2,610	2,411	Dell International LLC, Term Loan B
Union Pacific Corp				4.03%, 06/02/2023(d)	868	872
3.80%, 10/01/2051		1,133	1,062	Prestige Brands Inc, Term Loan B4
4.38%, 11/15/2065		890	885	0.00%, 01/20/2024(d),(j)	690	696
United Parcel Service Inc						$1,568
1.63%, 11/15/2025	EUR	250	285	Diversified Financial Services - 0.05%
5.13%, 02/12/2050	GBP	50	94	Delos Finance Sarl, Term Loan
			$22,364	3.50%, 10/06/2023(d)	1,970	1,982
Trucking & Leasing - 0.12%
Aviation Capital Group Corp				Electric - 0.02%
2.88%, 01/20/2022(e)		$3,720	3,693	Dynegy Inc, Term Loan C
Park Aerospace Holdings Ltd				5.00%, 06/22/2023(d)	680	684
5.25%, 08/15/2022(e),(h)		305	312
5.50%, 02/15/2024(e),(h)		305	313	Entertainment - 0.17%
Penske Truck Leasing Co Lp / PTL Finance				CCM Merger Inc, Term Loan B
Corp				4.03%, 08/06/2021(d)	1,460	1,471
3.38%, 02/01/2022(e)		90	91	Eldorado Resorts Inc, Term Loan B
			$4,409	4.25%, 07/15/2022(d)	857	862
TOTAL BONDS			$2,500,186	Lions Gate Entertainment Corp, Term Loan
	Principal			B
CONVERTIBLE BONDS - 0.00%	Amount (000's)		Value(000's)	3.77%, 10/13/2023(d)	2,520	2,533
Semiconductors - 0.00%				WMG Acquisition Corp, Term Loan
Jazz US Holdings Inc				3.75%, 10/20/2023(d)	1,568	1,575
8.00%, 12/31/2018		105	225			$6,441
				Food- 0.09%
TOTAL CONVERTIBLE BONDS			$225	B&G Foods Inc, Term Loan B
SENIOR FLOATING RATE INTERESTS -	Principal			3.77%, 10/21/2022(d)	1,033	1,042
2.35%	Amount (000's)		Value(000's)	JBS USA LUX SA, Term Loan B
Aerospace & Defense - 0.03%				0.00%, 10/30/2022(d),(j)	1,685	1,689
B/E Aerospace Inc, Term Loan B				4.00%, 08/18/2022(d)	569	570
3.94%, 12/16/2021(d)		$1,096	$1,099	Pinnacle Foods Finance LLC, Term Loan B
				1.02%, 01/30/2024(d)	95	95
Automobile Manufacturers - 0.05%						$3,396
FCA US LLC, Term Loan B				Forest Products & Paper - 0.09%
3.53%, 05/24/2017(d)		1,026	1,026	Caraustar Industries Inc, Term Loan B
Navistar Inc, Term Loan B				8.00%, 04/26/2019(d)	544	553
6.50%, 08/06/2020(d)		834	845	8.00%, 05/01/2019(d)	2,772	2,821
			$1,871			$3,374
Beverages - 0.01%				Healthcare - Products - 0.11%
9941762 Canada Inc, Term Loan B1				Kinetic Concepts Inc
4.75%, 11/15/2023(d)		340	343	0.00%, 02/01/2024(b),(d),(j)	1,450	1,443
				Kinetic Concepts Inc, Term Loan F1
Building Materials - 0.02%				5.00%, 11/04/2020(d)	1,255	1,256
GYP Holdings III Corp, Term Loan				Mallinckrodt International Finance SA, Term
4.54%, 04/01/2021(d)		793	798	Loan B
				3.50%, 03/19/2021(d)	1,234	1,234
Chemicals - 0.19%						$3,933
A Schulman Inc, Term Loan B				Healthcare - Services - 0.18%
4.03%, 05/11/2022(d)		568	566	Acadia Healthcare Co Inc, Term Loan B2
Alpha 3 BV, Term Loan B1				3.80%, 02/16/2023(d)	689	695
0.00%, 01/31/2024(d),(j)		300	301	DaVita Inc, Term Loan B
Aruba Investments Inc, Term Loan B				3.53%, 06/18/2021(d)	778	787
4.50%, 02/02/2022(d)		253	254	Lantheus Medical Imaging Inc, Term Loan B
Emerald Performance Materials LLC, Term				7.00%, 06/24/2022(d)	2,155	2,155
Loan				MPH Acquisition Holdings LLC, Term Loan
8.75%, 07/22/2022(d)		2,570	2,563	B
				5.00%, 05/25/2023(d)	1,879	1,905

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS		Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)		Amount (000's)	Value (000's)	(continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)				Packaging & Containers (continued)
Radnet Management Inc, Term Loan B				Coveris Holdings SA, Term Loan B
8.00%, 03/25/2021(d)		$1,246	$1,246	4.50%, 05/08/2019(d)	$681	$689
			$6,788	Flex Acquisition Co Inc, Term Loan
Insurance - 0.09%				4.25%, 12/16/2023(d)	170	172
Asurion LLC, Term Loan				SIG Combibloc US Acquisition Inc, Term
8.50%, 02/19/2021(d)		505	512	Loan B
Asurion LLC, Term Loan B2				4.00%, 03/11/2022(d)	639	644
4.03%, 07/08/2020(d)		614	620			$2,039
Lonestar Intermediate Super Holdings LLC,				Pharmaceuticals - 0.09%
PIK Term Loan				DPx Holdings BV, Term Loan B
10.00%, PIK 10.75%, 08/10/2021(d),(f)		2,280	2,374	4.25%, 01/22/2021(d)	1,235	1,242
			$3,506	Endo Luxembourg Finance Co I Sarl, Term
Internet - 0.00%				Loan B
Zayo Group LLC, Delay-Draw Term Loan				3.81%, 06/24/2022(d)	158	158
B3	-DD			Valeant Pharmaceuticals International Inc,
0.00%, 01/12/2024(d),(j)		35	35	Term Loan BE1
Zayo Group LLC, Term Loan B2				5.27%, 08/05/2020(d)	1,214	1,217
3.50%, 01/12/2024(d)		75	76	Valeant Pharmaceuticals International Inc,
			$111	Term Loan BF1
Investment Companies - 0.03%				5.53%, 04/01/2022(d)	576	578
Frank Russell Co, Term Loan B						$3,195
6.75%, 05/10/2023(d)		996	1,010	REITS- 0.13%
				iStar Inc, Term Loan B
Lodging - 0.03%				5.50%, 07/01/2020(d)	4,075	4,106
Hilton Worldwide Finance LLC, Term Loan				MGM Growth Properties Operating
B1				Partnership LP, Term Loan B
3.50%, 10/25/2023(d)		81	81	3.53%, 04/25/2023(d)	582	586
Hilton Worldwide Finance LLC, Term Loan						$4,692
B2				Retail - 0.29%
3.27%, 10/25/2023(d)		1,097	1,107	Academy Ltd, Term Loan B
			$1,188	5.04%, 06/16/2022(d)	1,773	1,545
Media- 0.10%				Dollar Tree Inc, Term Loan B2
SFR Group SA, Term Loan B7				4.18%, 07/06/2022(d)	1,655	1,688
5.29%, 01/08/2024(d)		729	737	FOCUS Brands Inc, Term Loan
Univision Communications Inc, Term Loan				5.00%, 10/03/2023(d)	2,654	2,693
C3				JC Penney Corp Inc, Term Loan B
4.00%, 03/01/2020(d)		154	154	5.25%, 06/09/2023(d)	657	656
Univision Communications Inc, Term Loan				KFC Holding Co, Term Loan B
C4				3.52%, 06/02/2023(d)	856	868
4.00%, 03/01/2020(d)		1,376	1,379	Landry's Inc, Term Loan
WideOpenWest Finance LLC, Term Loan B				4.00%, 09/21/2023(d)	680	686
4.50%, 08/11/2023(d)		1,347	1,353	Michaels Stores Inc, Term Loan B1
			$3,623	3.75%, 01/27/2023(d)	1,245	1,238
Mining - 0.03%				PetSmart Inc, Term Loan B
FMG Resources August 2006 Pty Ltd, Term				4.02%, 03/11/2022(d)	1,568	1,553
Loan B						$10,927
3.75%, 06/30/2019(d)		1,146	1,153	Semiconductors - 0.04%
				NXP BV, Term Loan F
Oil & Gas - 0.14%				3.24%, 12/07/2020(d)	1,591	1,598
California Resources Corp, Term Loan
11.37%, 12/31/2021(d)		145	163	Software - 0.05%
Chesapeake Energy Corp, Term Loan 1.5				Evergreen Skills Lux Sarl, Term Loan
8.50%, 08/17/2021(d)		1,950	2,132	4.00%, 04/08/2021(d)	734	740
Drillships Financing Holding Inc, Term Loan				First Data Corp, Term Loan C
B1				3.78%, 07/08/2022(d)	1,148	1,155
6.06%, 03/31/2021(d)		915	708			$1,895
EP Energy LLC, Term Loan 1.5				Telecommunications - 0.10%
9.75%, 06/30/2021(d)		590	615	GTT Communications Inc, Term Loan
Seadrill Operating LP, Term Loan B				5.00%, 12/13/2023(d)	1,468	1,486
4.00%, 02/12/2021(d)		2,349	1,730	Radiate Holdco LLC, Term Loan
			$5,348	0.00%, 12/09/2023(d),(j)	1,430	1,441
Oil & Gas Services - 0.05%				Sprint Communications Inc
Navios Maritime Midstream Partners LP,				0.00%, 01/31/2024(d),(j)	745	746
Term Loan B						$3,673
5.50%, 06/15/2020(d)		1,641	1,629	Trucking & Leasing - 0.04%
Seventy Seven Operating LLC, Term Loan B				Avolon TLB Borrower 1 Luxembourg Sarl,
3.78%, 06/17/2021(d)		229	227	Term Loan B2
			$1,856	0.00%, 01/20/2022(d),(j)	1,550	1,570
Packaging & Containers - 0.05%
Berry Plastics Corp, Term Loan I				TOTAL SENIOR FLOATING RATE INTERESTS		$88,371
3.29%, 10/01/2022(d)		531	534

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 31.42%	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3.86%				Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.12%, 06/01/2043(d)	$878	$919		8.00%, 09/01/2030	$51	$54
2.75%, 07/01/2043(d)	5,094	5,190				$145,153
2.76%, 07/01/2034(d)	13	13		Federal National Mortgage Association (FNMA) - 13.95%
2.78%, 12/01/2035(d)	36	38		2.50%, 04/01/2028	3,607	3,648
2.86%, 01/01/2034(d)	46	47		2.50%, 06/01/2028	240	243
3.00%, 01/01/2043	3,540	3,524		2.50%, 09/01/2029	1,114	1,115
3.00%, 02/01/2043	1,504	1,497		2.50%, 03/01/2030	12,981	12,997
3.00%, 03/01/2043	659	656		2.50%, 02/01/2032(k)	31,600	31,600
3.08%, 05/01/2037(d)	294	311		2.53%, 10/01/2034(d)	162	169
3.50%, 06/01/2044	1,377	1,413		2.67%, 02/01/2036(d)	18	18
3.50%, 04/01/2046	28,789	29,498		2.68%, 01/01/2033(d)	52	54
3.50%, 11/01/2046	6,086	6,237		2.70%, 04/01/2036(d)	241	253
4.00%, 02/01/2044	13,527	14,267		2.86%, 07/01/2033(d)	828	870
4.00%, 10/01/2044	3,305	3,478		2.99%, 08/01/2035(d)	215	229
4.00%, 01/01/2045	8,981	9,472		3.00%, 02/01/2027(k)	17,000	17,441
4.00%, 08/01/2045	5,074	5,349		3.00%, 07/01/2028	6,483	6,659
4.00%, 01/01/2046	15,037	15,783		3.00%, 10/01/2029	1,424	1,463
4.50%, 04/01/2031	1,207	1,301		3.00%, 10/01/2030	5,759	5,917
4.50%, 04/01/2041	7,648	8,250		3.00%, 08/01/2034	6,436	6,495
4.50%, 12/01/2043	7,377	7,994		3.00%, 10/01/2034	3,326	3,356
4.50%, 09/01/2044	9,502	10,264		3.00%, 12/01/2040	223	222
5.00%, 03/01/2018	73	75		3.00%, 11/01/2042	647	644
5.00%, 05/01/2018	55	57		3.00%, 03/01/2043	5,510	5,483
5.00%, 10/01/2018	40	41		3.00%, 04/01/2043	714	710
5.00%, 01/01/2019	71	72		3.00%, 04/01/2043	29,719	29,568
5.00%, 06/01/2031	1,013	1,109		3.00%, 05/01/2043	1,133	1,127
5.00%, 02/01/2039	1,062	1,154		3.00%, 05/01/2043	6,845	6,810
5.00%, 09/01/2039	2,536	2,778		3.00%, 08/01/2043	4,648	4,624
5.00%, 08/01/2040	2,492	2,735		3.00%, 02/01/2047(k)	39,500	39,099
5.00%, 03/01/2041	3,063	3,364		3.13%, 12/01/2032(d)	96	100
5.50%, 03/01/2018	29	29		3.17%, 03/01/2035(d)	3,394	3,622
5.50%, 08/01/2023	602	650		3.23%, 12/01/2036(d)	502	528
5.50%, 05/01/2033	84	94		3.35%, 04/01/2041(d)	819	860
5.50%, 10/01/2033	85	94		3.47%, 04/01/2033(d)	171	180
5.50%, 12/01/2033	812	911		3.50%, 04/01/2030	9,797	10,285
5.50%, 11/01/2036	716	807		3.50%, 10/01/2033	4,152	4,313
5.50%, 04/01/2038	272	301		3.50%, 08/01/2034	2,884	2,984
5.50%, 08/01/2038	592	680		3.50%, 01/01/2041	317	326
5.50%, 03/01/2040	867	976		3.50%, 02/01/2043(k)	31,000	31,678
6.00%, 03/01/2022	12	14		3.50%, 05/01/2043	513	528
6.00%, 07/01/2023	268	301		3.50%, 07/01/2043	2,459	2,528
6.00%, 06/01/2028	4	4		3.50%, 09/01/2044	7,921	8,133
6.00%, 01/01/2029	1	2		3.50%, 11/01/2044	5,314	5,446
6.00%, 03/01/2031	15	17		3.50%, 03/01/2045	10,822	11,119
6.00%, 12/01/2031	42	48		3.50%, 04/01/2045	5,077	5,205
6.00%, 12/01/2032	40	46		3.50%, 08/01/2045	6,822	6,989
6.00%, 02/01/2033	140	158		3.50%, 04/01/2046	16,893	17,275
6.00%, 12/01/2033	41	46		3.50%, 06/01/2046	9,598	9,815
6.00%, 10/01/2036(d)	311	356		3.50%, 07/01/2046	14,656	14,988
6.00%, 12/01/2037(d)	119	134		3.50%, 10/01/2046	6,344	6,501
6.00%, 01/01/2038(d)	68	78		3.50%, 12/01/2046	6,555	6,722
6.00%, 01/01/2038	408	470		3.50%, 12/01/2046	9,809	10,052
6.00%, 07/01/2038	1,480	1,685		4.00%, 08/01/2020	900	924
6.50%, 03/01/2029	1	1		4.00%, 01/01/2029	2,885	3,002
6.50%, 03/01/2029	8	9		4.00%, 02/01/2031	453	479
6.50%, 05/01/2029	11	12		4.00%, 03/01/2034	1,092	1,172
6.50%, 04/01/2031	5	5		4.00%, 04/01/2034	5,753	6,161
6.50%, 06/01/2031	1	1		4.00%, 05/01/2044	5,368	5,664
6.50%, 09/01/2031	4	4		4.00%, 06/01/2044	8,741	9,220
6.50%, 02/01/2032	1	1		4.00%, 02/01/2045	357	374
6.50%, 02/01/2032	3	4		4.00%, 03/01/2045	5,109	5,361
6.50%, 05/01/2032	14	16		4.00%, 05/01/2045	21,772	22,990
6.50%, 04/01/2035	97	114		4.00%, 10/01/2045	7,296	7,682
6.50%, 10/01/2035	72	85		4.00%, 10/01/2045	3,679	3,861
7.00%, 12/01/2029	8	9		4.00%, 12/01/2045	7,806	8,219
7.00%, 06/01/2030	13	15		4.00%, 12/01/2045	10,186	10,711
7.00%, 12/01/2030	10	11		4.50%, 04/01/2024	1,617	1,715
7.00%, 09/01/2031	2	2		4.50%, 03/01/2044	9,950	10,775
7.50%, 09/01/2030	1	1		4.50%, 12/01/2044	12,845	13,810
7.50%, 09/01/2030	2	2		4.50%, 10/01/2045	8,996	9,673
7.50%, 01/01/2031	10	12		4.50%, 11/01/2045	1,721	1,853
7.50%, 03/01/2031	3	3		5.00%, 03/01/2018	21	22
7.50%, 02/01/2032	4	5		5.00%, 09/01/2033	5,629	6,136

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
5.00%, 02/01/2035	$2,859	$3,153	5.50%, 05/20/2035	$97	$109
5.00%, 05/01/2039	1,943	2,136	5.50%, 02/15/2038	1,074	1,197
5.00%, 05/01/2040	6,913	7,640	6.00%, 07/20/2028	42	47
5.00%, 06/01/2040	153	167	6.00%, 11/20/2028	36	41
5.00%, 05/01/2041	3,345	3,652	6.00%, 01/20/2029	41	47
5.00%, 06/01/2041	3,547	3,909	6.00%, 07/20/2029	9	11
5.00%, 10/01/2041	4,308	4,703	6.00%, 08/15/2031	20	23
5.00%, 01/01/2042	3,808	4,190	6.00%, 01/15/2032	4	5
5.00%, 02/01/2044	3,206	3,571	6.00%, 02/15/2032	37	42
5.50%, 09/01/2017	2	2	6.00%, 02/15/2033	41	47
5.50%, 10/01/2017	3	3	6.00%, 12/15/2033	44	50
5.50%, 06/01/2020	123	127	6.50%, 03/20/2028	8	9
5.50%, 09/01/2020	656	693	6.50%, 05/20/2029	7	8
5.50%, 02/01/2023	44	49	6.50%, 10/15/2032	23	26
5.50%, 06/01/2023	123	137	6.50%, 12/15/2032	87	99
5.50%, 07/01/2023	4	4	7.00%, 06/15/2031	14	16
5.50%, 07/01/2033	172	193	7.00%, 07/15/2031	2	2
5.50%, 09/01/2033	210	236	7.00%, 06/15/2032	114	127
5.50%, 08/01/2036	1,836	2,051	8.00%, 01/20/2031	6	7
5.50%, 02/01/2037	86	95			$134,536
5.50%, 04/01/2038	3,256	3,658	U.S. Treasury - 10.04%
5.50%, 12/01/2038	1,446	1,630	0.50%, 04/30/2017	1,975	1,975
5.50%, 05/01/2040	676	754	0.75%, 06/30/2017	15,250	15,258
6.00%, 02/01/2023	19	21	0.88%, 07/15/2018	275	274
6.00%, 11/01/2035	1,541	1,768	1.25%, 11/30/2018	250	250
6.00%, 02/01/2038(d)	741	837	1.25%, 01/31/2019	300	300
6.00%, 05/01/2038	152	172	1.25%, 01/31/2020	2,000	1,986
6.00%, 08/01/2038	232	262	1.25%, 10/31/2021	16,900	16,408
6.00%, 08/01/2038	426	486	1.25%, 07/31/2023	19,080	17,993
6.00%, 03/01/2040	4,432	5,018	1.38%, 12/31/2018	20,020	20,088
6.50%, 08/01/2017	2	2	1.38%, 03/31/2020	13,650	13,583
6.50%, 05/01/2022	8	9	1.38%, 04/30/2020	7,450	7,407
6.50%, 12/01/2031	5	5	1.50%, 01/31/2022	2,025	1,983
6.50%, 02/01/2032	3	3	1.50%, 08/15/2026	4,425	4,068
6.50%, 02/01/2032	2	2	1.63%, 10/31/2023	13,800	13,288
6.50%, 04/01/2032	7	8	1.75%, 09/30/2019(l)	31,590	31,873
6.50%, 06/01/2032	2	3	1.75%, 10/31/2020	1,000	1,003
6.50%, 08/01/2032	11	12	1.75%, 11/30/2021	65,000	64,579
6.50%, 07/01/2037	547	627	1.75%, 04/30/2022	1,830	1,808
6.50%, 07/01/2037	374	424	2.00%, 05/31/2021	4,540	4,573
6.50%, 12/01/2037	445	504	2.00%, 10/31/2021	175	176
6.50%, 02/01/2038	478	562	2.00%, 11/15/2026	2,405	2,311
6.50%, 03/01/2038	214	242	2.13%, 08/31/2020	6,075	6,177
6.50%, 09/01/2038	714	807	2.13%, 12/31/2021	95	96
7.00%, 02/01/2032	17	18	2.13%, 11/30/2023	8,400	8,347
7.00%, 03/01/2032	36	40	2.13%, 05/15/2025	325	319
7.50%, 08/01/2032	7	8	2.25%, 11/15/2025	200	197
		$525,388	2.25%, 08/15/2046	1,750	1,472
Government National Mortgage Association (GNMA) - 3.57%			2.38%, 05/31/2018	350	356
2.13%, 07/20/2043(d)	769	788	2.38%, 08/15/2024	325	327
3.00%, 06/20/2043	4,419	4,476	2.50%, 02/15/2045	450	402
3.00%, 01/20/2045	2,262	2,284	2.88%, 08/15/2045	10,390	10,015
3.00%, 01/20/2046	8,203	8,283	3.00%, 11/15/2044	23,400	23,154
3.00%, 02/01/2047	33,000	33,284	3.00%, 05/15/2045	2,545	2,516
3.50%, 03/15/2042	1,669	1,747	3.00%, 11/15/2045	29,000	28,645
3.50%, 04/15/2042	403	418	3.13%, 02/15/2042	25	25
3.50%, 04/15/2042	1,804	1,875	3.38%, 05/15/2044	495	526
3.50%, 10/15/2042	2,084	2,172	3.75%, 11/15/2043(m)	4,035	4,577
3.50%, 06/15/2043	9,750	10,186	3.88%, 08/15/2040	44,545	51,222
3.50%, 01/20/2045	912	947	4.38%, 05/15/2040	12,140	14,999
3.50%, 02/01/2047	34,500	35,751	4.50%, 02/15/2036	175	221
4.00%, 02/15/2042	1,373	1,463	4.75%, 02/15/2037	2,300	2,990
4.50%, 06/20/2025	4,063	4,325	4.75%, 02/15/2041	70	91
4.50%, 09/15/2039	436	480	6.25%, 05/15/2030	100	141
4.50%, 03/15/2040	4,346	4,695			$377,999
4.50%, 08/15/2040	7,521	8,133	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.50%, 01/20/2044	4,318	4,633	OBLIGATIONS		$1,183,076
5.00%, 11/15/2033	2,554	2,825	Total Investments		$3,835,985
5.00%, 06/15/2034	50	55	Other Assets and Liabilities - (1.89)%		$(71,167)
5.00%, 10/20/2039	231	256	TOTAL NET ASSETS - 100.00%		$3,764,818
5.00%, 07/20/2040	458	493
5.00%, 02/15/2042	1,809	1,998
5.50%, 10/15/2033	917	1,056	(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Inputs used in the valuation may be unobservable; however, not all securities are included in Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $7,335 or 0.19% of net assets.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(d)	Variable Rate. Rate shown is in effect at January 31, 2017.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $583,490 or 15.50% of net assets.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(g)	Security is an Interest Only Strip
(h)	Security purchased on a when-issued basis.
(i)	Security is Illiquid. At the end of the period, the value of these securities totaled $324 or 0.01% of net assets.
(j)	This Senior Floating Rate Note will settle after January 31, 2017, at which time the interest rate will be determined.
(k)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(l)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $3,733 or 0.10% of net assets.
(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,371 or 0.06% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		29.50%
Financial		14.66%
Government		11.52%
Asset Backed Securities		10.18%
Consumer, Non-cyclical		8.06%
Communications		5.67%
Energy		5.63%
Consumer, Cyclical		4.57%
Utilities		3.27%
Industrial		3.02%
Technology		2.45%
Basic Materials		2.17%
Investment Companies		1.19%
Other Assets and Liabilities		(1.89)%
TOTAL NET ASSETS		100.00%

Exchange Cleared Credit Default Swaps

Buy Protection
	Implied
	Credit Spread	(Pay)/			Upfront		Unrealized
	as of January	Receive	Expiration	Notional	Premiums		Appreciation/
Reference Entity	31, 2017 (a)	Fixed Rate	Date	Amount	Paid/(Received)		(Depreciation)	Fair Value
CDX.NA.HY.27	N/A	(5.00)%	12/20/2021	$18,190	$(723	) $	(424)	$(1,147)
CDX.NA.HY.27	N/A	(5.00)%	12/20/2021	71,610	(3,010)		(1,505)	(4,515)
CDX.NA.HY.27	N/A	(5.00)%	12/20/2021	3,000	(84)		(105)	(189)
Total					$(3,817	) $	(2,034)	$(5,851)

Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2017 (unaudited)

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
JPMorgan Chase	03/06/2017	EUR	66,321	$71	$72	$1	$—
Total						$1	$—
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Brown Brothers Harriman & Co	02/06/2017	EUR	17,894,303	$19,968	$19,320	$648	$—
Brown Brothers Harriman & Co	02/06/2017	GBP	4,382,125	5,405	5,513	—	(108)
Brown Brothers Harriman & Co	03/06/2017	CAD	621,803	468	478	—	(10)
Goldman Sachs & Co	03/06/2017	AUD	420,143	312	318	—	(6)
Goldman Sachs & Co	03/06/2017	CHF	62,528	62	63	—	(1)
Goldman Sachs & Co	03/06/2017	EUR	7,400,655	7,934	7,997	—	(63)
Goldman Sachs & Co	03/06/2017	GBP	1,084,733	1,379	1,365	14	—
Goldman Sachs & Co	03/06/2017	JPY	594,075,153	5,248	5,267	—	(19)
JPMorgan Chase	03/06/2017	DKK	885,074	128	129	—	(1)
JPMorgan Chase	03/06/2017	JPY	8,048,837	72	72	—	—
JPMorgan Chase	03/06/2017	MXN	15,540,101	746	742	4	—
JPMorgan Chase	03/06/2017	PLN	393,486	93	98	—	(5)
JPMorgan Chase	03/06/2017	SEK	876,210	96	101	—	(5)
Total						$666	$(218)

Amounts in thousands except contracts

Futures Contracts

							Unrealized
Type	Long/Short		Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
US 10 Year Note; March 2017		Long	226	$28,316		$28,130	$(186)
US 2 Year Note; March 2017		Short	600	130,161		130,078	83
US 5 Year Note; March 2017		Long	280	32,959		33,003	44
US Long Bond; March 2017		Long	201	30,590		30,320	(270)
US Ultra Bond; March 2017		Long	178	28,342		28,602	260
Total							$(69)

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments Diversified International Fund January 31, 2017 (unaudited)

COMMON STOCKS - 96.28%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.98%				Commercial Services (continued)
WPP PLC	3,605,455	$83,914		TAL Education Group ADR(a)	442,735	$35,857
						$251,894
Aerospace & Defense - 0.47%				Computers - 1.25%
Thales SA	423,539	39,734		Atos SE	324,812	34,559
				Capgemini SA	398,585	32,452
Agriculture - 1.69%				Fujitsu Ltd	6,839,000	39,748
British American Tobacco PLC	1,669,427	103,051				$106,759
KT&G Corp	471,165	40,814		Distribution & Wholesale - 2.65%
		$143,865		ITOCHU Corp	2,984,600	41,116
Airlines - 0.49%				Mitsubishi Corp	3,845,100	86,861
Ryanair Holdings PLC ADR(a)	502,521	42,041		Sumitomo Corp	3,977,600	49,862
				Wolseley PLC	780,606	48,343
Apparel - 1.04%						$226,182
Adidas AG	325,827	51,417		Diversified Financial Services - 1.72%
Burberry Group PLC	1,790,458	37,026		Macquarie Group Ltd	622,857	39,997
		$88,443		ORIX Corp	4,252,490	64,158
Automobile Manufacturers - 3.16%				Shinhan Financial Group Co Ltd	705,929	27,900
Fuji Heavy Industries Ltd	1,909,100	76,395		Zenkoku Hosho Co Ltd	430,000	14,883
Maruti Suzuki India Ltd	599,343	52,155				$146,938
Suzuki Motor Corp	817,500	31,550		Electric - 1.62%
Toyota Motor Corp	1,875,037	109,039		Enel SpA	8,444,637	35,304
		$269,139		Iberdrola SA	6,150,111	38,845
Banks - 13.49%				Korea Electric Power Corp	1,135,517	41,586
Australia & New Zealand Banking Group Ltd	2,087,341	46,377		Power Grid Corp of India Ltd	7,333,784	22,438
Banco do Brasil SA	6,336,000	62,546				$138,173
Bancolombia SA ADR	419,196	15,871		Electrical Components & Equipment - 0.73%
Bangkok Bank PCL	3,195,700	16,477		Brother Industries Ltd	1,973,000	36,417
Bank Hapoalim BM	3,754,894	22,688		Prysmian SpA	1,008,095	26,224
Bank of Montreal	770,500	58,283				$62,641
Bank of Nova Scotia/The	1,246,800	74,506		Electronics - 1.26%
Barclays Africa Group Ltd	2,665,568	31,394		Hitachi High-Technologies Corp	783,300	33,552
BNP Paribas SA	931,253	59,574		Hoya Corp	1,167,004	50,866
Credicorp Ltd	202,547	33,153		Yokogawa Electric Corp	1,451,700	23,198
Danske Bank A/S	1,668,297	55,645				$107,616
Erste Group Bank AG	1,298,672	39,585		Energy - Alternate Sources - 0.75%
HDFC Bank Ltd ADR	357,907	24,671		Vestas Wind Systems A/S	910,495	63,852
HDFC Bank Ltd (b)	712,665	15,266
ING Groep NV	5,670,906	81,468		Engineering & Construction - 1.82%
Mediobanca SpA	2,475,266	21,312		Aena SA (c)	226,584	32,952
Mitsubishi UFJ Financial Group Inc	16,058,376	102,830		Downer EDI Ltd	3,608,353	16,984
Royal Bank of Canada	1,123,159	80,755		Promotora y Operadora de Infraestructura	1,453,967	12,710
Sberbank of Russia PJSC ADR	4,967,571	58,246		SAB de CV (a)
Siam Commercial Bank PCL/The	2,948,900	12,694		Skanska AB	1,348,492	32,971
Societe Generale SA	1,670,206	81,653		Vinci SA	848,419	59,472
Toronto-Dominion Bank/The	2,259,734	117,063				$155,089
Yes Bank Ltd	1,895,530	39,056		Food - 3.43%
		$1,151,113		JBS SA	7,006,100	26,466
Beverages - 0.82%				Koninklijke Ahold Delhaize NV (a)	1,856,268	39,546
Diageo PLC	1,796,094	49,892		Marine Harvest ASA (a)	1,289,507	22,767
Treasury Wine Estates Ltd	2,270,514	20,030		Nestle SA	1,630,582	119,464
		$69,922		Nichirei Corp	967,600	19,695
Biotechnology - 0.45%				Tate & Lyle PLC	3,736,330	31,581
Genmab A/S (a)	199,638	38,662		X5 Retail Group NV (a)	979,182	32,876
						$292,395
Building Materials - 1.64%				Food Service - 0.54%
Asahi Glass Co Ltd	3,644,000	27,074		Compass Group PLC	2,579,923	45,915
CRH PLC	2,270,483	78,754
Kingspan Group PLC	1,159,133	33,735		Forest Products & Paper - 0.83%
		$139,563		Mondi PLC	1,722,743	38,077
Chemicals - 1.23%				UPM-Kymmene OYJ	1,432,598	32,491
Covestro AG (c)	353,820	26,626				$70,568
Lonza Group AG (a)	299,996	55,115
				Hand & Machine Tools - 0.22%
Mitsubishi Gas Chemical Co Inc	1,210,300	23,214		Fuji Electric Co Ltd	3,169,737	18,779
		$104,955
Commercial Services - 2.95%				Healthcare - Services - 1.06%
Adecco Group AG	412,445	29,512		Fresenius SE & Co KGaA	911,427	72,135
Ashtead Group PLC	3,050,936	61,856		ICON PLC (a)	215,752	18,136
Intertek Group PLC	904,272	38,709				$90,271
Kroton Educacional SA	7,286,500	31,241		Holding Companies - Diversified - 0.68%
New Oriental Education & Technology Group	737,029	35,046		Wharf Holdings Ltd/The	7,730,000	57,962
Inc ADR(a)
Qualicorp SA	3,007,800	19,673		Home Builders - 2.28%
				Haseko Corp	1,805,000	19,894

See accompanying notes

     Schedule of Investments Diversified International Fund January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Home Builders (continued)				Pharmaceuticals (continued)
Iida Group Holdings Co Ltd	1,254,700	$23,482		Shire PLC	1,134,864	$63,185
Persimmon PLC	1,368,539	33,333				$345,724
Sekisui House Ltd	3,964,668	64,134		Pipelines - 1.11%
Taylor Wimpey PLC	25,572,085	53,988		TransCanada Corp	2,003,227	94,508
		$194,831
Insurance - 4.49%				Private Equity - 0.91%
Fairfax Financial Holdings Ltd	55,071	25,732		3i Group PLC	7,256,649	64,104
Hannover Rueck SE	601,649	66,272		Intermediate Capital Group PLC	1,590,573	13,887
Legal & General Group PLC	10,867,877	32,231				$77,991
Manulife Financial Corp	1,925,700	36,923		Real Estate - 2.19%
NN Group NV	1,711,696	60,621		Brookfield Asset Management Inc	2,717,902	93,991
SCOR SE	1,034,980	35,028		Cheung Kong Property Holdings Ltd	3,794,840	24,943
Swiss Life Holding AG (a)	158,864	48,229		Deutsche Wohnen AG	945,922	30,854
Swiss Re AG	463,849	43,346		Vonovia SE	1,122,786	36,786
Tokio Marine Holdings Inc	835,350	34,829				$186,574
		$383,211		REITS - 0.68%
Internet - 3.33%				Fibra Uno Administracion SA de CV	561,004	804
Alibaba Group Holding Ltd ADR(a)	834,821	84,576		Land Securities Group PLC	2,301,112	28,839
Auto Trader Group PLC (c)	5,416,842	27,358		Mirvac Group	18,481,998	28,469
NAVER Corp	58,423	38,163				$58,112
Tencent Holdings Ltd	5,131,732	134,171		Retail - 4.10%
		$284,268		Alimentation Couche-Tard Inc	1,724,246	78,987
Investment Companies - 0.44%				Cie Financiere Richemont SA	576,105	44,867
Investor AB	930,964	37,161		Dollarama Inc	935,516	70,851
				Lojas Renner SA	5,178,700	39,249
Iron & Steel - 0.28%				Pandora A/S	553,752	72,569
POSCO	101,604	23,747		Wal-Mart de Mexico SAB de CV	13,496,878	23,882
				Zalando SE (a),(c)	481,249	19,033
Leisure Products & Services - 0.20%						$349,438
Hero MotoCorp Ltd	373,149	17,446		Semiconductors - 5.39%
				Infineon Technologies AG	3,193,160	58,759
Machinery - Construction & Mining - 1.70%				Samsung Electronics Co Ltd	86,019	146,299
ABB Ltd (a)	3,141,792	74,871		SK Hynix Inc	680,619	31,434
Hitachi Construction Machinery Co Ltd	928,600	21,356		Taiwan Semiconductor Manufacturing Co Ltd	21,753,544	129,626
Hitachi Ltd	8,551,000	48,958		Tokyo Electron Ltd	725,400	75,140
		$145,185		Ulvac Inc	529,800	18,768
Machinery - Diversified - 1.61%						$460,026
Hexagon AB	621,482	24,584		Software - 1.77%
KION Group AG	280,245	17,079		NetEase Inc ADR	132,708	33,695
Mitsubishi Heavy Industries Ltd	11,267,000	50,613		Open Text Corp	906,200	31,018
Sumitomo Heavy Industries Ltd	6,513,000	44,780		SAP SE	642,842	58,788
		$137,056		Ubisoft Entertainment SA (a)	831,121	27,326
Mining - 1.83%						$150,827
Anglo American PLC (a)	3,686,474	63,549		Telecommunications - 5.42%
Teck Resources Ltd	2,050,200	50,244		BT Group PLC	6,163,000	23,635
Vedanta Ltd	11,209,565	41,944		China Mobile Ltd	4,073,546	45,838
		$155,737		China Telecom Corp Ltd	80,315,444	37,920
Miscellaneous Manufacturers - 1.80%				Deutsche Telekom AG	3,827,353	67,006
Siemens AG	598,174	77,379		Nippon Telegraph & Telephone Corp	1,621,463	71,624
Smiths Group PLC	2,572,849	48,766		NTT DOCOMO Inc	2,575,900	61,590
Sunny Optical Technology Group Co Ltd	4,637,000	27,170		Orange SA	3,496,293	54,278
		$153,315		SoftBank Group Corp	904,500	69,682
Oil & Gas - 4.56%				Telekomunikasi Indonesia Persero Tbk PT	105,268,400	30,516
Bharat Petroleum Corp Ltd	3,697,790	37,229				$462,089
Birchcliff Energy Ltd (a)	2,120,600	13,070		Transportation - 0.90%
Canadian Natural Resources Ltd	1,194,300	36,107		Canadian National Railway Co	1,108,248	77,026
China Petroleum & Chemical Corp	41,616,000	32,874
Galp Energia SGPS SA	1,747,406	25,747		TOTAL COMMON STOCKS		$8,213,110
LUKOIL PJSC ADR	1,130,225	63,693		INVESTMENT COMPANIES - 1.77%	Shares Held	Value(000	's)
Seven Generations Energy Ltd (a)	1,093,700	21,861
				Money Market Funds - 1.77%
Suncor Energy Inc	2,103,700	65,249		Goldman Sachs Financial Square Funds -	150,615,606	150,616
TOTAL SA	1,844,710	93,334		Government Fund
		$389,164
Oil & Gas Services - 0.27%				TOTAL INVESTMENT COMPANIES		$150,616
TechnipFMC PLC (a)	710,593	23,289
				PREFERRED STOCKS - 1.30%	Shares Held	Value(000	's)
				Holding Companies - Diversified - 0.43%
Pharmaceuticals - 4.05%				Itausa - Investimentos Itau SA 0.06%(d)	12,448,500	$36,663
Actelion Ltd (a)	195,543	51,055
BTG PLC (a)	1,804,399	12,158
Daiichi Sankyo Co Ltd	1,080,800	24,181
Novo Nordisk A/S	1,477,135	53,383
Recordati SpA	802,575	22,855
Roche Holding AG	501,828	118,907

See accompanying notes

		Schedule of Investments
		Diversified International Fund
		January 31, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)
Iron & Steel - 0.87%
Vale SA 0.28%(d)	7,728,700	$74,982

TOTAL PREFERRED STOCKS		$111,645
Total Investments		$8,475,371
Other Assets and Liabilities - 0.65%		$55,081
TOTAL NET ASSETS - 100.00%		$8,530,452

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Inputs used in the valuation may be unobservable; however, not all securities are included in Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $15,266 or 0.18% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $105,969 or 1.24% of net assets.
(d)	Variable Rate. Rate shown is in effect at January 31, 2017.

Portfolio Summary (unaudited)

Country	Percent
Japan	17.32%
Canada	12.01%
United Kingdom	10.28%
Switzerland	7.44%
Germany	6.82%
France	6.07%
China	4.94%
Korea, Republic Of	4.11%
Brazil	3.40%
Denmark	3.33%
India	2.93%
United States	2.51%
Netherlands	2.12%
Ireland	2.02%
Russian Federation	1.82%
Australia	1.77%
Taiwan, Province Of China	1.52%
Hong Kong	1.52%
Italy	1.24%
Sweden	1.12%
Spain	0.84%
South Africa	0.82%
Austria	0.46%
Mexico	0.44%
Peru	0.39%
Finland	0.38%
Indonesia	0.36%
Thailand	0.34%
Portugal	0.30%
Norway	0.27%
Israel	0.27%
Colombia	0.19%
Other Assets and Liabilities	0.65%
TOTAL NET ASSETS	100.00%

See accompanying notes

     Schedule of Investments Equity Income Fund January 31, 2017 (unaudited)

COMMON STOCKS - 98.03%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.44%				Healthcare - Products (continued)
Boeing Co/The	370,977	$60,625		Medtronic PLC	1,113,620	$84,657
Raytheon Co	174,976	25,225				$207,744
		$85,850		Insurance - 5.44%
Airlines - 0.90%				Allstate Corp/The	1,209,620	90,976
Delta Air Lines Inc	1,126,683	53,225		Chubb Ltd	1,149,580	151,158
				Fairfax Financial Holdings Ltd	99,344	46,525
Apparel - 1.14%				Swiss Re AG ADR	1,477,185	34,537
VF Corp	1,320,152	67,961				$323,196
				Machinery - Diversified - 1.93%
Automobile Manufacturers - 1.69%				Deere & Co	1,068,944	114,430
PACCAR Inc	1,487,498	100,124
				Media - 0.37%
Automobile Parts & Equipment - 2.22%				Walt Disney Co/The	197,674	21,873
Autoliv Inc	819,606	94,796
Magna International Inc	857,603	37,117		Miscellaneous Manufacturers - 2.17%
		$131,913		3M Co	199,471	34,871
Banks - 8.93%				Parker-Hannifin Corp	638,514	93,945
Bank of Nova Scotia/The	1,445,442	86,408				$128,816
Grupo Financiero Santander Mexico SAB de	2,271,294	16,240		Oil & Gas - 9.92%
CV ADR				Chevron Corp	673,277	74,969
JPMorgan Chase & Co	1,421,674	120,316		Cimarex Energy Co	605,291	81,841
M&T Bank Corp	39,240	6,379		Exxon Mobil Corp	993,654	83,358
PNC Financial Services Group Inc/The	857,913	103,344		HollyFrontier Corp	140,195	4,062
US Bancorp	1,841,131	96,936		Marathon Petroleum Corp	2,629,806	126,362
Wells Fargo & Co	1,792,700	100,983		Occidental Petroleum Corp	1,527,776	103,537
		$530,606		Royal Dutch Shell PLC - B shares ADR	2,004,990	115,227
Beverages - 1.31%						$589,356
Coca-Cola Co/The	1,219,205	50,683		Pharmaceuticals - 7.46%
Dr Pepper Snapple Group Inc	296,373	27,029		Johnson & Johnson	622,954	70,549
		$77,712		Merck & Co Inc	1,382,355	85,692
Building Materials - 0.37%				Novartis AG ADR	929,055	68,676
Johnson Controls International plc	494,733	21,758		Pfizer Inc	2,106,452	66,838
				Roche Holding AG ADR	3,531,038	105,790
Chemicals - 1.97%				Teva Pharmaceutical Industries Ltd ADR	1,373,125	45,904
Air Products & Chemicals Inc	353,567	49,415				$443,449
EI du Pont de Nemours & Co	494,082	37,303		Pipelines - 2.28%
PPG Industries Inc	303,468	30,350		Enterprise Products Partners LP	4,788,086	135,646
		$117,068
Computers - 3.69%				Private Equity - 1.74%
Accenture PLC - Class A	179,531	20,443		KKR & Co LP	5,968,783	103,618
Apple Inc	1,471,351	178,549
International Business Machines Corp	115,180	20,101		REITS - 5.27%
		$219,093		AGNC Investment Corp	1,091,803	20,384
Diversified Financial Services - 7.03%				Annaly Capital Management Inc	4,738,481	48,427
BlackRock Inc	336,200	125,732		Digital Realty Trust Inc	1,038,810	111,807
Discover Financial Services	2,062,371	142,881		Host Hotels & Resorts Inc	3,231,454	58,392
FNF Group	4,216,709	149,103		Simon Property Group Inc	402,870	74,036
		$417,716				$313,046
Electric - 5.16%				Retail - 2.01%
Eversource Energy	1,437,730	79,535		Costco Wholesale Corp	281,903	46,218
NextEra Energy Inc	533,365	65,988		Genuine Parts Co	60,970	5,902
WEC Energy Group Inc	1,337,059	78,954		Starbucks Corp	1,223,084	67,539
Xcel Energy Inc	1,993,637	82,377				$119,659
		$306,854		Semiconductors - 5.26%
Electrical Components & Equipment - 0.79%				Applied Materials Inc	1,568,794	53,731
Emerson Electric Co	802,665	47,084		Maxim Integrated Products Inc	1,424,207	63,349
				Microchip Technology Inc	1,785,949	120,284
Electronics - 1.00%				Taiwan Semiconductor Manufacturing Co Ltd	2,438,541	75,375
Garmin Ltd	35,256	1,702		ADR
Honeywell International Inc	487,953	57,735				$312,739
		$59,437		Software - 1.65%
Food - 3.47%				Fidelity National Information Services Inc	467,452	37,125
Kraft Heinz Co/The	899,150	80,285		Microsoft Corp	941,320	60,856
Kroger Co/The	3,702,894	125,750				$97,981
		$206,035		Telecommunications - 2.72%
Gas - 1.08%				BCE Inc	1,791,580	80,836
Sempra Energy	626,498	64,147		Verizon Communications Inc	1,646,473	80,694
						$161,530
Healthcare - Products - 3.50%				Toys, Games & Hobbies - 2.04%
Abbott Laboratories	1,529,167	63,873		Hasbro Inc	1,465,983	120,958
Becton Dickinson and Co	333,992	59,214
				Transportation - 2.08%
				Union Pacific Corp	816,847	87,060

See accompanying notes

		Schedule of Investments
		Equity Income Fund
		January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Transportation (continued)
United Parcel Service Inc	337,361	$36,816
		$123,876
TOTAL COMMON STOCKS		$5,824,500
INVESTMENT COMPANIES - 2.02%	Shares Held	Value(000	's)
Money Market Funds - 2.02%
Morgan Stanley Institutional Liquidity Funds -	120,201,208	120,201
Government Portfolio

TOTAL INVESTMENT COMPANIES		$120,201
Total Investments		$5,944,701
Other Assets and Liabilities - (0.05)%		$(2,914)
TOTAL NET ASSETS - 100.00%		$5,941,787

Portfolio Summary (unaudited)
Sector		Percent
Financial		28.41%
Consumer, Non-cyclical		15.74%
Energy		12.20%
Technology		10.60%
Consumer, Cyclical		10.00%
Industrial		9.78%
Utilities		6.24%
Communications		3.09%
Investment Companies		2.02%
Basic Materials		1.97%
Other Assets and Liabilities		(0.05)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
January 31, 2017 (unaudited)

	Principal				Principal
BONDS- 91.04%	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Agriculture - 1.21%				Sovereign (continued)
Kernel Holding SA				Egypt Government International
8.75%, 01/31/2022(a)		$300	$301	Bond (continued)
				8.50%, 01/31/2047(a)		$300	$306
Banks- 5.45%				Gabon Government International Bond
Oschadbank Via SSB #1 PLC				6.95%, 06/16/2025		400	371
9.62%, 03/20/2025(b)		300	288	Indonesia Government International Bond
Sberbank of Russia Via SB Capital SA				6.88%, 03/09/2017		1,000	1,004
5.13%, 10/29/2022		250	255	Indonesia Treasury Bond
5.50%, 02/26/2024(b)		600	612	7.88%, 04/15/2019	IDR	5,500,000	420
Vnesheconombank Via VEB Finance PLC				Iraq International Bond
4.22%, 11/21/2018		200	203	5.80%, 01/15/2028(e)		$1,050	871
			$1,358	Ivory Coast Government International Bond
Building Materials - 2.16%				5.75%, 12/31/2032(b)		441	408
St Marys Cement Inc Canada				KazAgro National Management Holding JSC
5.75%, 01/28/2027(a)		550	538	3.26%, 05/22/2019	EUR	700	766
				Kenya Government International Bond
Chemicals - 0.72%				6.88%, 06/24/2024		$200	193
Mexichem SAB de CV				Lebanon Government International Bond
5.88%, 09/17/2044(a)		200	180	5.45%, 11/28/2019		900	895
				Mexican Bonos
Diversified Financial Services - 3.07%				7.75%, 11/23/2034	MXN	13,000	611
Dragon Aviation Finance Luxembourg SA				Peruvian Government International Bond
4.00%, 11/28/2022(c)		262	261	6.35%, 08/12/2028(a)	PEN	650	200
Oilflow SPV 1 DAC				6.35%, 08/12/2028		1,200	370
12.00%, 01/13/2022(a)		500	503	Republic of Poland Government International
			$764	Bond
Electric - 1.60%				6.38%, 07/15/2019		$1,000	1,106
Eskom Holdings SOC Ltd				Russian Federal Bond - OFZ
5.75%, 01/26/2021		400	398	8.01%, 02/03/2027(b)	RUB	18,750	315
				Serbia International Bond
Oil & Gas - 9.69%				4.88%, 02/25/2020		$800	821
Gazprom OAO Via Gaz Capital SA				Turkey Government International Bond
4.95%, 02/06/2028		200	195	6.00%, 03/25/2027		500	504
KazMunayGas National Co JSC				Ukraine Government International Bond
9.13%, 07/02/2018		200	217	7.75%, 09/01/2021		266	257
Odebrecht Offshore Drilling Finance Ltd							$13,273
6.75%, 10/01/2023		589	194	Supranational Bank - 2.51%
Petrobras Global Finance BV				Banque Ouest Africaine de Developpement
7.38%, 01/17/2027		600	623	5.50%, 05/06/2021		300	311
8.38%, 05/23/2021		800	892	Black Sea Trade & Development Bank
Zhaikmunai LLP				4.88%, 05/06/2021		300	315
6.38%, 02/14/2019		300	294				$626
			$2,415	Telecommunications - 5.21%
Pipelines - 1.73%				GTH Finance BV
Southern Gas Corridor CJSC				6.25%, 04/26/2020		750	792
6.88%, 03/24/2026		400	432	MTN Mauritius Investment Ltd
				5.37%, 02/13/2022(a)		500	506
Real Estate - 2.97%							$1,298
MAF Global Securities Ltd				TOTAL BONDS			$22,689
7.13%, 12/31/2049(b),(d)		700	741		Principal
				CONVERTIBLE BONDS - 2.87%	Amount (000's) Value (000's)
REITS- 1.47%				Investment Companies - 2.87%
Trust F/1401				Aabar Investments PJSC
6.95%, 01/30/2044		400	365	0.50%, 03/27/2020	EUR	400	375
				1.00%, 03/27/2022		400	341
Sovereign - 53.25%							$716
1MDB Global Investments Ltd				TOTAL CONVERTIBLE BONDS			$716
4.40%, 03/09/2023		1,000	924	Total Investments			$23,405
Argentine Republic Government International				Other Assets and Liabilities - 6.09%			$1,519
Bond				TOTAL NET ASSETS - 100.00%			$24,924
3.88%, 01/15/2022	EUR	325	340
5.00%, 01/15/2027		300	296
5.63%, 01/26/2022(a)		$500	501
				(a)	Security exempt from registration under Rule 144A of the Securities Act of
7.82%, 12/31/2033	EUR	138	151	1933. These securities may be resold in transactions exempt from
Brazil Notas do Tesouro Nacional Serie F				registration, normally to qualified institutional buyers. At the end of the
10.00%, 01/01/2025	BRL	2,650	805	period, the value of these securities totaled $3,659 or 14.68% of net assets.
Brazilian Government International Bond				(b)	Variable Rate. Rate shown is in effect at January 31, 2017.
5.00%, 01/27/2045		$250	214
Ecuador Government International Bond
9.65%, 12/13/2026(a)		400	422
Egypt Government International Bond
6.13%, 01/31/2022(a)		200	202

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
January 31, 2017 (unaudited)

(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Inputs used in the valuation may be unobservable; however, not all securities are included in Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $261 or 1.05% of net assets.
(d)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(e)	Security is Illiquid. At the end of the period, the value of these securities totaled $871 or 3.49% of net assets.

Portfolio Summary (unaudited)
Country			Percent
Netherlands			9.26%
Luxembourg			6.52%
Indonesia			5.72%
Argentina			5.18%
Kazakhstan			5.12%
Mexico			4.64%
Poland			4.44%
Brazil			4.09%
Cayman Islands			3.75%
Virgin Islands, British			3.71%
Lebanon			3.59%
Iraq			3.49%
Serbia			3.29%
United Arab Emirates			2.87%
Ireland			2.83%
Supranational			2.51%
Peru			2.28%
Canada			2.16%
Egypt			2.04%
Mauritius			2.03%
Turkey			2.02%
Azerbaijan			1.73%
Ecuador			1.69%
Cote d'Ivoire			1.64%
South Africa			1.60%
Gabon			1.49%
Russian Federation			1.26%
United Kingdom			1.15%
Ukraine			1.03%
Kenya			0.78%
Other Assets and Liabilities			6.09%
TOTAL NET ASSETS			100.00%

Credit Default Swaps

Buy Protection
		Implied
		Credit Spread	(Pay)/			Upfront	Unrealized
		as of January	Receive Fixed	Expiration	Notional	Premiums	Appreciation/	Fair Value
Counterparty (Issuer)	Reference Entity	31, 2017 (a)	Rate	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability
Citigroup Inc	Federation of	1.32%	(1.00)%	12/20/2021	$500	$16	$(9)	$7	$—
	Malaysia
Citigroup Inc	Mexico Government	1.66%	(1.00)%	12/20/2021	1,000	30	—	30	—
	International Bond
Citigroup Inc	Republic of South	2.10%	(1.00)%	12/20/2021	400	19	1	20	—
	Africa Government
	International Bond
Citigroup Inc	Turkey Government	2.64%	(1.00)%	12/20/2021	1,000	78	(5)	73	—
	International Bond
HSBC Securities Inc	Colombia	1.53%	(1.00)%	12/20/2021	1,000	25	(1)	24	—
	Government
	International Bond
HSBC Securities Inc	Federation of	1.32%	(1.00)%	12/20/2021	1,300	42	(23)	19	—
	Malaysia
HSBC Securities Inc	Korea International	0.48%	(1.00)%	12/20/2021	2,500	(62)	—	—	(62)
	Bond
HSBC Securities Inc	Turkey Government	2.64%	(1.00)%	12/20/2021	1,000	82	(8)	74	—
	International Bond
Total						$230	$(45)	$247	$(62)

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
January 31, 2017 (unaudited)

Credit Default Swaps (continued)

Sell Protection
		Implied
		Credit Spread	(Pay)/			Upfront	Unrealized
		as of January	Receive Fixed	Expiration	Notional	Premiums	Appreciation/	Fair Value (c)
Counterparty (Issuer)	Reference Entity	31, 2017 (a)	Rate	Date	Amount (b)	Paid/(Received)	(Depreciation)	Asset	Liability
Citigroup Inc	Argentine Republic	3.61%	5.00%	06/20/2021	$700	$32	$6	$38	$—
	Government
	International Bond
HSBC Securities Inc	Croatia Government	1.78%	1.00%	06/20/2021	1,000	(52)	20	—	(32)
	International Bond
Total						$(20)	$26	$38	$(32)

Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $1,700.

(c) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

								Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept			In Exchange For	Fair Value		Asset	Liability
HSBC Securities Inc	04/26/2017	KZT	100,500,000		$300		$309	$9		$—
HSBC Securities Inc	11/22/2017	CNY	5,000,000		702		706	4		—
Total								$13		$—
								Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver			In Exchange For	Fair Value		Asset	Liability
Bank of New York Mellon	02/23/2017	EUR	2,126,510		$2,272	$2,297		$—		$(25)
HSBC Securities Inc	02/24/2017	KRW	725,000,000		624		628	—		(4)
HSBC Securities Inc	02/24/2017	MXN	7,750,000		372		371	1		—
HSBC Securities Inc	02/24/2017	TRY	2,000,000		519		528	—		(9)
HSBC Securities Inc	11/22/2017	CNY	5,000,000		704		706	—		(2)
Total								$1		$(40)

Amounts in thousands except contracts

Futures Contracts

									Unrealized
Type	Long/Short		Contracts		Notional Value			Fair Value	Appreciation/(Depreciation)
Euro Bund 10 Year Bund; March 2017		Short	6		$1,048	$		1,050 $		(2)
US 10 Year Note; March 2017		Short	17		2,111			2,116		(5)
US 5 Year Note; March 2017		Short	28		3,293			3,300		(7)
Total									$(14)

Amounts in thousands except contracts

Exchange Cleared Interest Rate Swaps

	(Pay)/
	Receive				Upfront
	Floating	Fixed	Expiration	Notional	Premiums			Unrealized	Fair Value
Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)		Appreciation/(Depreciation)	Asset	Liability
6 Month BUBOR	Receive	2.65%	11/23/2026	HUF	388,000	$—		$1	$1	$—
6 Month WIBOR	Pay	2.85%	11/23/2026	PLN	5,730	—		(28)	—	(28)
Total						$—		$(27)	$1	$(28)

Amounts in thousands

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2017 (unaudited)

COMMON STOCKS - 27.28%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.13%				Building Materials (continued)
Interpublic Group of Cos Inc/The	151,663	$3,569		CSR Ltd	1,005,919	$3,368
Omnicom Group Inc	125,653	10,762		Masco Corp	34,075	1,123
		$14,331		Metro Performance Glass Ltd	492,949	669
Aerospace & Defense - 0.09%				Universal Forest Products Inc	9,211	937
BAE Systems PLC	984,056	7,228				$16,702
Thales SA	34,707	3,256		Chemicals - 0.13%
		$10,484		Cabot Corp	20,792	1,151
Agriculture - 0.18%				Denka Co Ltd	247,000	1,216
British American Tobacco PLC	307,739	18,996		DIC Corp	38,600	1,195
Bunge Ltd	20,303	1,405		Huntsman Corp	143,006	2,916
		$20,401		Sanyo Chemical Industries Ltd	61,500	2,686
Apparel - 0.07%				Tosoh Corp	326,000	2,463
Burberry Group PLC	359,045	7,425		Zeon Corp	212,000	2,433
						$14,060
Automobile Manufacturers - 0.01%				Coal - 0.02%
New Flyer Industries Inc	33,700	1,080		Foresight Energy LLC / Foresight Energy	66,260	2,559
				Finance Corp - Warrants (a),(c),(d),(e)
Automobile Parts & Equipment - 0.14%
Allison Transmission Holdings Inc	68,287	2,389		Commercial Services - 0.83%
Georg Fischer AG	2,431	2,003		Abertis Infraestructuras SA	1,376,616	19,727
Goodyear Tire & Rubber Co/The	75,711	2,452		Ashtead Group PLC	102,663	2,081
Mando Corp	4,961	1,068		Atlantia SpA	410,272	9,350
Tong Yang Industry Co Ltd	1,392,000	2,570		CCR SA	1,891,600	9,315
TS Tech Co Ltd	9,385	240		Cengage Learning Holdings II Inc (d)	34,465	396
Visteon Corp (a)	25,546	2,288		COSCO SHIPPING Ports Ltd	7,398,000	7,352
Xinyi Glass Holdings Ltd (a)	2,770,000	2,491		Jiangsu Expressway Co Ltd	5,122,000	6,415
		$15,501		KAR Auction Services Inc	50,299	2,291
Banks - 2.11%				Kroton Educacional SA	675,500	2,896
Aareal Bank AG	65,774	2,552		Transurban Group	4,160,064	32,191
Australia & New Zealand Banking Group Ltd	538,023	11,954				$92,014
Banco do Brasil SA	282,800	2,792		Computers - 0.23%
Bank of China Ltd	10,557,000	4,781		Atos SE	15,462	1,645
Bank of Montreal	125,400	9,486		International Business Machines Corp	46,807	8,169
Bank of Nova Scotia/The	57,400	3,430		Leidos Holdings Inc	193,143	9,333
Barclays Africa Group Ltd	241,512	2,844		Lite-On Technology Corp	2,050,000	3,096
BB&T Corp	252,233	11,651		Western Digital Corp	42,823	3,414
BNP Paribas SA	119,806	7,664				$25,657
BOC Hong Kong Holdings Ltd	1,256,000	5,021		Distribution & Wholesale - 0.22%
Central Pacific Financial Corp	87,963	2,756		Mitsubishi Corp	451,300	10,195
China Construction Bank Corp	9,599,000	7,117		Mitsui & Co Ltd	440,300	6,462
China Merchants Bank Co Ltd	466,000	1,167		Sumitomo Corp	594,800	7,456
Concordia Financial Group Ltd	500,900	2,642				$24,113
Cullen/Frost Bankers Inc	40,351	3,607		Diversified Financial Services - 0.17%
Fifth Third Bancorp	91,241	2,381		KB Financial Group Inc	155,804	6,305
First Busey Corp	70,620	2,066		Macquarie Group Ltd	77,907	5,003
Great Western Bancorp Inc	27,987	1,197		Moelis & Co	32,701	1,115
IBERIABANK Corp	28,500	2,341		ORIX Corp	201,900	3,046
ING Groep NV	379,282	5,449		Shinhan Financial Group Co Ltd	59,740	2,361
JPMorgan Chase & Co (b)	364,795	30,873		Tokyo Century Corp	19,500	662
Mizuho Financial Group Inc	5,201,700	9,652				$18,492
National Australia Bank Ltd	538,384	12,381		Electric - 3.08%
National Bank of Canada	161,300	6,963		Alliant Energy Corp	120,931	4,553
Natixis SA	288,617	1,710		American Electric Power Co Inc	215,225	13,787
PacWest Bancorp	52,188	2,891		Avangrid Inc	98,900	3,837
Resona Holdings Inc	427,000	2,312		Avista Corp	42,485	1,642
Royal Bank of Canada	64,800	4,659		CMS Energy Corp (b)	223,600	9,525
Societe Generale SA	140,991	6,893		Dominion Resources Inc/VA (b)	328,374	25,049
Standard Bank Group Ltd	321,539	3,438		DTE Energy Co (b)	285,383	28,151
Sumitomo Mitsui Financial Group Inc	215,500	8,455		Edison International	217,800	15,873
SunTrust Banks Inc	106,706	6,063		El Paso Electric Co	74,849	3,436
Toronto-Dominion Bank/The	185,509	9,610		Enel SpA	1,685,079	7,045
Towne Bank/Portsmouth VA	34,224	1,102		Eversource Energy (b)	428,557	23,707
Union Bankshares Corp	64,445	2,369		Exelon Corp	364,911	13,093
Wells Fargo & Co	575,810	32,435		Hawaiian Electric Industries Inc	73,427	2,458
		$234,704		Iberdrola SA	2,131,578	13,463
Biotechnology - 0.70%				Infraestructura Energetica Nova SAB de CV	170,000	750
Amgen Inc	166,950	26,158		Korea Electric Power Corp	315,560	11,557
Celgene Corp (a)	159,743	18,554		NextEra Energy Inc (b)	324,707	40,173
Gilead Sciences Inc	456,512	33,074		Origin Energy Ltd	439,691	2,358
		$77,786		PG&E Corp	631,193	39,065
Building Materials - 0.15%				Pinnacle West Capital Corp (b)	30,100	2,337
Asahi Glass Co Ltd	1,228,000	9,124		Portland General Electric Co	184,124	8,029
Buzzi Unicem SpA	60,065	1,481		Power Assets Holdings Ltd	589,500	5,648

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Electric (continued)				Insurance - 0.79%
Public Service Enterprise Group Inc	165,684	$7,332		American Financial Group Inc/OH	22,871	$1,971
SCANA Corp (b)	285,000	19,579		AXA SA	502,544	12,351
Southern Co/The	130,000	6,426		Challenger Ltd/Australia	462,301	3,868
SSE PLC	580,860	10,919		Everest Re Group Ltd	12,248	2,694
WEC Energy Group Inc (b)	135,000	7,972		Hannover Rueck SE	18,837	2,075
Xcel Energy Inc	332,827	13,752		Muenchener Rueckversicherungs-Gesellschaft	55,085	10,373
		$341,516		AG in Muenchen
Electrical Components & Equipment - 0.01%				NN Group NV	250,812	8,883
Kung Long Batteries Industrial Co Ltd	148,000	743		Old Republic International Corp	226,846	4,718
				Prudential Financial Inc	126,388	13,285
Electronics - 0.12%				SCOR SE	56,793	1,922
Electrocomponents PLC	327,607	2,004		Swiss Life Holding AG (a)	30,633	9,300
Hu Lane Associate Inc	158,000	742		Swiss Re AG	141,955	13,266
Mycronic AB	69,975	798		Unum Group	61,534	2,795
Nippon Electric Glass Co Ltd	1,720,000	9,901				$87,501
		$13,445		Internet - 0.11%
Energy - Alternate Sources - 0.15%				Symantec Corp	451,806	12,447
NextEra Energy Partners LP	327,333	10,321
Pattern Energy Group Inc	314,000	6,198		Iron & Steel - 0.07%
		$16,519		BlueScope Steel Ltd	290,266	2,468
Engineering & Construction - 0.28%				Commercial Metals Co	51,524	1,053
Aena SA (f)	40,193	5,845		Material Sciences Corp - Warrants (a),(c),(d),(e)	1,131,541	1,516
Aeroports de Paris	45,385	5,036		Steel Dynamics Inc	75,140	2,541
Argan Inc	36,164	2,667				$7,578
Astaldi SpA	228,930	1,492		Lodging - 0.03%
Eiffage SA	16,047	1,154		Hilton Grand Vacations Inc (a)	13,723	402
Grupo Aeroportuario del Pacifico SAB de CV	560,903	4,348		Hilton Worldwide Holdings Inc	45,743	2,634
KBR Inc	500,040	8,506				$3,036
Kyudenko Corp	56,000	1,519		Machinery - Construction & Mining - 0.02%
		$30,567		Astec Industries Inc	32,143	2,249
Entertainment - 0.01%
Vail Resorts Inc	4,742	813		Machinery - Diversified - 0.03%
				Ebara Corp	82,600	2,547
Food - 0.24%				Valmet OYJ	75,750	1,198
JBS SA	2,991,500	11,301				$3,745
Kroger Co/The	290,143	9,853		Media - 0.47%
Tate & Lyle PLC	649,404	5,489		Charter Communications Inc (a),(b)	67,324	21,810
		$26,643		Comcast Corp - Class A	258,000	19,458
Forest Products & Paper - 0.12%				Time Warner Inc	117,579	11,388
International Paper Co	130,556	7,390				$52,656
UPM-Kymmene OYJ	265,672	6,025		Mining - 0.26%
		$13,415		BHP Billiton Ltd	529,233	10,737
Gas - 0.99%				Boliden AB	41,474	1,210
Atmos Energy Corp	141,819	10,803		Hudbay Minerals Inc	114,500	897
CenterPoint Energy Inc	338,149	8,863		Mirabela Nickel Ltd (a),(c),(e)	26,307,311	—
National Grid PLC	2,863,187	33,537		Rio Tinto Ltd	249,951	12,680
NiSource Inc (b)	622,617	13,928		Vedanta Ltd ADR	201,307	2,979
Rubis SCA	77,424	6,519				$28,503
Sempra Energy (b)	203,500	20,836		Miscellaneous Manufacturers - 0.18%
Snam SpA	1,122,012	4,271		AO Smith Corp	28,521	1,390
South Jersey Industries Inc	15,500	512		Hill & Smith Holdings PLC	142,789	2,166
Tokyo Gas Co Ltd	1,530,000	6,790		Siemens AG	111,397	14,410
UGI Corp	88,271	4,093		Trinseo SA	39,073	2,530
		$110,152				$20,496
Hand & Machine Tools - 0.03%				Oil & Gas - 1.30%
Basso Industry Corp	1,166,900	3,513		BP PLC	2,301,841	13,748
				Chevron Corp	140,897	15,689
Healthcare - Services - 0.03%				China Petroleum & Chemical Corp	2,608,000	2,060
HealthSouth Corp	26,459	1,027		Comstock Resources Inc - Warrants (a),(c)	28,875	358
Quest Diagnostics Inc	25,318	2,327		EOG Resources Inc	30,100	3,058
		$3,354		Exxon Mobil Corp (b)	177,149	14,861
Holding Companies - Diversified - 0.11%				Helmerich & Payne Inc	29,148	2,074
China Merchants Port Holdings Co Ltd	4,430,000	11,843		Marathon Petroleum Corp	43,000	2,066
				Milagro Oil & Gas Inc (a),(c),(e)	1,874	781
Home Builders - 0.09%				Murphy Oil Corp	67,990	1,966
Bellway PLC	23,934	750		Pacific Exploration and Production Corp (a)	35,992	1,440
Galliford Try PLC	48,485	825		Pioneer Natural Resources Co	17,200	3,100
Sekisui House Ltd	495,200	8,011		Royal Dutch Shell PLC ADR(b)	465,000	25,291
		$9,586		Royal Dutch Shell PLC - A Shares	554,668	15,044
Home Furnishings - 0.00%				Royal Dutch Shell PLC - B Shares	514,646	14,536
Targus Group International Inc (a),(c),(d),(e)	75,881	116		SandRidge Energy Inc (a),(c),(e)	7,975,000	—
				SandRidge Energy Inc (a),(c),(e)	3,450,000	—
				SandRidge Energy Inc (a)	84,205	1,727

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)				REITS (continued)
SandRidge Energy Inc - Warrants (a)	6,742	$14		Armada Hoffler Properties Inc	148,175	$2,042
SandRidge Energy Inc - Warrants (a)	2,838	9		Blackstone Mortgage Trust Inc	88,513	2,699
Titan Energy LLC (a)	133,081	3,061		Brandywine Realty Trust	203,192	3,271
TORC Oil & Gas Ltd	125,100	699		Brixmor Property Group Inc	380,620	9,184
TOTAL SA	239,197	12,102		Care Capital Properties Inc	406,990	10,057
Valero Energy Corp	130,851	8,605		Champion REIT	3,630,000	1,961
Whitecap Resources Inc	239,440	1,906		City Office REIT Inc	810,825	10,208
		$144,195		Colony Starwood Homes	161,967	5,094
Oil & Gas Services - 0.11%				Communications Sales & Leasing Inc	425,000	11,169
Schlumberger Ltd	53,639	4,490		CoreSite Realty Corp	54,084	4,658
TechnipFMC PLC (a)	249,790	8,187		Corporate Office Properties Trust	144,394	4,595
		$12,677		Crown Castle International Corp (b)	677,883	59,538
Packaging & Containers - 0.08%				CubeSmart (b)	566,756	14,243
Packaging Corp of America	71,363	6,578		CYS Investments Inc (b)	654,307	4,953
RPC Group PLC	196,772	2,658		Dexus Property Group	1,939,574	13,213
		$9,236		Digital Realty Trust Inc	122,518	13,187
Pharmaceuticals - 0.68%				Duke Realty Corp	274,781	6,685
AbbVie Inc	558,759	34,146		Education Realty Trust Inc	106,013	4,263
Actelion Ltd (a)	14,958	3,906		EPR Properties (b)	122,374	9,052
GlaxoSmithKline PLC	213,624	4,128		Equinix Inc	25,841	9,948
				Essex Property Trust Inc (b)	91,273	20,472
Merck & Co Inc	173,742	10,770
Recordati SpA	57,173	1,628		Eurocommercial Properties NV	100,549	3,733
Roche Holding AG	90,295	21,395		Extra Space Storage Inc	93,021	6,702
		$75,973		Fortune Real Estate Investment Trust	2,185,000	2,530
Pipelines - 0.78%				Frasers Logistics & Industrial Trust	3,934,105	2,623
Enbridge Inc	347,079	14,777		GGP Inc	380,513	9,452
Enterprise Products Partners LP (b)	674,025	19,095		Goodman Group	1,411,861	7,414
Kinder Morgan Inc/DE	845,190	18,881		Granite Real Estate Investment Trust	192,910	6,579
ONEOK Inc	116,147	6,401		Highwoods Properties Inc	211,840	10,891
Spectra Energy Corp	235,828	9,822		Hoshino Resorts REIT Inc	509	2,718
				Hospitality Properties Trust (b)	199,959	6,225
TransCanada Corp	10,000	472
Williams Cos Inc/The (b)	470,000	13,555		Independence Realty Trust Inc	93,224	860
Williams Partners LP	95,000	3,899		Industrial & Infrastructure Fund Investment	1,430	6,677
		$86,902		Corp
				Invesco Office J-Reit Inc	2,397	2,107
Private Equity - 0.04%				Investa Office Fund	2,540,910	8,670
AURELIUS Equity Opportunities SE & Co	40,488	2,556		Japan Hotel REIT Investment Corp	16,837	11,803
KGaA				Japan Logistics Fund Inc	3,521	7,430
Intermediate Capital Group PLC	207,820	1,815		Japan Rental Housing Investments Inc	3,811	2,788
		$4,371		Kenedix Retail REIT Corp	2,520	6,073
Real Estate - 1.20%				Kilroy Realty Corp	165,294	12,372
ADO Properties SA (f)	304,028	10,853
				Kite Realty Group Trust	333,000	7,999
Aeon Mall Co Ltd	255,800	3,707		Klepierre	179,915	6,832
Atrium European Real Estate Ltd	588,620	2,472		Land Securities Group PLC	399,186	5,003
BUWOG AG (a)	49,832	1,189		Liberty Property Trust (b)	400,557	15,377
Castellum AB	375,751	5,176		Link REIT	1,563,000	10,681
Charter Hall Group	880,000	3,137		LondonMetric Property PLC	2,942,095	5,466
Citycon OYJ	3,343,661	8,310		Mapletree Commercial Trust	1,784,600	1,942
Croesus Retail Trust	11,507,036	6,977		MCUBS MidCity Investment Corp	370	1,177
Deutsche Wohnen AG	318,969	10,404		Merlin Properties Socimi SA	929,501	10,411
Inmobiliaria Colonial SA	385,748	2,836		Mirvac Group	6,773,392	10,433
KWG Property Holding Ltd	1,878,500	1,079		Monmouth Real Estate Investment Corp	149,469	2,182
LEG Immobilien AG (a)	63,970	5,032
				National Storage Affiliates Trust	546,455	12,159
Mitsubishi Estate Co Ltd	369,000	7,024		New Residential Investment Corp	198,259	3,004
Mitsui Fudosan Co Ltd	817,400	18,871		NewRiver REIT PLC	1,798,878	7,100
New World Development Co Ltd	5,939,000	6,852		NexPoint Residential Trust Inc	116,843	2,700
Propertylink Group	5,245,985	3,047		Nomura Real Estate Master Fund Inc	4,211	6,561
RHT Health Trust	5,261,700	3,432		Park Hotels & Resorts Inc	27,446	745
Sponda OYJ	767,990	3,491		Physicians Realty Trust	223,169	4,140
Sun Hung Kai Properties Ltd	800,000	11,009		PLA Administradora Industrial S de RL de CV	6,511,145	8,911
Times Property Holdings Ltd	2,400,000	1,244		(a)
TLG Immobilien AG	177,584	3,375		Prologis Inc (b)	349,740	17,085
Tokyo Tatemono Co Ltd	486,700	6,445		Prologis Property Mexico SA de CV	1,736,180	2,392
UNITE Group PLC/The	388,483	2,868		Pure Industrial Real Estate Trust	274,400	1,200
Vonovia SE	127,801	4,187		Sabra Health Care REIT Inc (b)	403,646	10,253
		$133,017		Scentre Group	1,137,773	3,797
REITS - 6.46%				Secure Income REIT Plc	244,174	976
Agree Realty Corp	84,605	3,968		Sekisui House Reit Inc	4,185	5,635
AIMS AMP Capital Industrial REIT	3,969,750	3,827		Senior Housing Properties Trust	436,114	8,308
Alexandria Real Estate Equities Inc	106,105	11,759		Simon Property Group Inc (b)	235,773	43,328
Altarea SCA	20,835	3,940		SL Green Realty Corp	90,820	9,897
American Tower Corp	55,974	5,793		Spirit Realty Capital Inc	1,555,862	16,368
Apartment Investment & Management Co	285,428	12,579		Spring Real Estate Investment Trust	10,936,000	4,419
				STAG Industrial Inc	480,835	11,126

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)			Shares Held	Value(000	's)
REITS (continued)				Water (continued)
Stockland	2,503,239	$8,260		United Utilities Group PLC			789,626	$9,145
STORE Capital Corp	475,657	11,254						$25,522
Summit Hotel Properties Inc	240,489	3,807		TOTAL COMMON STOCKS				$3,029,151
Sun Communities Inc	207,568	16,348		INVESTMENT COMPANIES - 2.21%			Shares Held	Value(000	's)
Sunstone Hotel Investors Inc	557,814	8,211		Money Market Funds - 2.21%
Vastned Retail NV	98,001	3,613		BlackRock Liquidity Funds FedFund Portfolio			83,109,766	83,110
Ventas Inc	181,213	11,175		Goldman Sachs Financial Square Funds -			28,338,520	28,338
Viva Energy REIT	2,114,813	3,608		Government Fund
Viva Industrial Trust	4,218,500	2,287		Morgan Stanley Institutional Liquidity Funds -			97,056,409	97,056
Welltower Inc	89,651	5,944		Government Portfolio
WPT Industrial Real Estate Investment Trust	403,829	4,737		Wells Fargo Advantage Government Money			37,085,786	37,086
		$716,856		Market Fund
Retail - 0.29%								$245,590
CVS Health Corp	258,980	20,410		TOTAL INVESTMENT COMPANIES				$245,590
JB Hi-Fi Ltd	92,886	1,948		CONVERTIBLE PREFERRED STOCKS -
Wal-Mart Stores Inc	150,413	10,039		0.04%			Shares Held	Value(000	's)
		$32,397		Banks - 0.04%
Savings & Loans - 0.02%				Wells Fargo & Co 7.50%(g)			3,902	$4,687
Provident Financial Services Inc	81,995	2,170
				TOTAL CONVERTIBLE PREFERRED STOCKS				$4,687
Semiconductors - 0.40%				PREFERRED STOCKS - 1.73%			Shares Held	Value(000	's)
BE Semiconductor Industries NV	50,611	1,827		Banks - 0.74%
CEVA Inc (a),(c),(e)	123	15
				AgriBank FCB 6.88%(g),(h)			33,000	3,514
Intel Corp	535,855	19,730		Bank of America Corp 6.63%(g)			18,146	468
Microchip Technology Inc	43,572	2,935		Bank of New York Mellon Corp/The			7,549	187
Powertech Technology Inc	971,000	2,661		5.20%(g)
Samsung Electronics Co Ltd	3,703	6,298		Barclays Bank PLC 8.13%(g)			152,120	3,925
Silicon Motion Technology Corp ADR	19,944	780		Citigroup Inc 6.88%(g),(h)			163,700	4,552
Sumco Corp	178,200	2,786		Citigroup Inc 7.13%(g),(h)			223,000	6,237
Taiwan Semiconductor Manufacturing Co Ltd	1,313,000	7,824		CoBank ACB 6.20%(g),(h)			7,000	712
		$44,856		CoBank ACB 6.25%(g),(h)			51,000	5,189
Software - 0.67%				Fifth Third Bancorp 6.63%(g),(h)			209,585	5,856
Aspect Software Inc (a),(d),(e)	386,408	6,569		Goldman Sachs Group Inc/The 5.50%(g),(h)			32,200	825
CA Inc	175,806	5,497		Huntington Bancshares Inc/OH 6.25%(g)			117,900	3,049
InterXion Holding NV (a)	341,007	13,105		ING Groep NV 6.13%(g)			132,464	3,347
Microsoft Corp (b)	766,104	49,529		Itau Unibanco Holding SA 0.18%(h)			368,400	4,353
		$74,700		JPMorgan Chase & Co 6.10%(g)			23,400	603
Storage & Warehousing - 0.04%				KeyCorp	6.13%(g),(h)		40,000	1,096
Safestore Holdings PLC	1,018,258	4,753		KeyCorp 8.63%(g),(h)			39,846	1,018
				M&T Bank Corp		6.38%(g),(h)	1,505	1,550
Supranational Bank - 0.02%				Morgan Stanley		5.85%(g),(h)	60,000	1,507
Banco Latinoamericano de Comercio Exterior	59,999	1,632		Morgan Stanley		7.13%(g),(h)	4,021	116
SA				PNC Financial Services Group Inc/The			229,420	6,506
				6.13%(g),(h)
Telecommunications - 1.21%				Royal Bank of Scotland Group PLC 5.75%(g)			186,878	4,579
AT&T Inc (b)	617,051	26,015		State Street Corp 5.25%(g)			218,193	5,348
BCE Inc (b)	260,000	11,731		State Street Corp 5.90%(g),(h)			65,000	1,708
Cisco Systems Inc	465,214	14,291		TCF Financial Corp 7.50%(g)			48,227	1,247
Deutsche Telekom AG	367,168	6,428		US Bancorp 6.00%(g),(h)			353,839	8,991
Frontier Communications Corp	731,000	2,551		Valley National Bancorp 6.25%(g),(h)			184,000	5,152
Infrastrutture Wireless Italiane SpA (f)	839,860	3,980		Wells Fargo & Co 6.63%(g),(h)			1,861	53
KDDI Corp	133,700	3,592						$81,688
Level 3 Communications Inc (a)	40,000	2,379
				Diversified Financial Services - 0.04%
Mobile TeleSystems PJSC ADR	145,104	1,519		Affiliated Managers Group Inc 6.38%			22,111	562
NTT DOCOMO Inc	199,000	4,758		Charles Schwab Corp/The 6.00%(g)			165,953	4,348
Orange SA	1,375,881	21,360						$4,910
TELUS Corp	45,200	1,511		Electric - 0.13%
T-Mobile US Inc (a)	95,000	5,916
Verizon Communications Inc (b)	571,367	28,003		Dominion Resources Inc/VA 5.25%			200,000	4,622
				Entergy Arkansas Inc 4.90%			13,112	308
		$134,034		Entergy Louisiana LLC 4.70%			170,915	3,933
Transportation - 1.35%				Entergy New Orleans Inc 5.00%			52,335	1,228
CSX Corp	743,472	34,490		Interstate Power & Light Co 5.10%(g)			78,658	2,095
East Japan Railway Co	197,200	17,858		NextEra Energy Capital Holdings Inc 5.13%			83,016	1,933
Groupe Eurotunnel SE	1,126,848	10,482						$14,119
Kamigumi Co Ltd	269,000	2,615		Food - 0.01%
Kansas City Southern	90,745	7,796		Dairy Farmers of America Inc 7.88%(f),(g)			10,000	1,072
Norfolk Southern Corp	247,815	29,109
Sankyu Inc	361,000	2,276		Holding Companies - Diversified - 0.02%
Union Pacific Corp (b)	426,809	45,489
				Itausa - Investimentos Itau SA 0.06%(h)			897,000	2,642
		$150,115
Water - 0.23%				Insurance - 0.32%
American Water Works Co Inc (b)	223,000	16,377		Aegon NV	6.38%(g)		322,080	8,161
				Aflac Inc	5.50%		159,572	4,024

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2017 (unaudited)

PREFERRED STOCKS (continued)		Shares Held		Value(000	's)		Principal
Insurance (continued)						BONDS (continued)	Amount (000's) Value (000's)
Allstate Corp/The 6.63%(g)			118,903	$3,143		Agriculture (continued)
Allstate Corp/The 6.75%(g)			43,356	1,144		Vector Group Ltd (continued)
American Financial Group Inc/OH	5.75%		1,442	37		7.75%, 02/15/2021		$7,826	$8,154
American Financial Group Inc/OH	6.38%		22,964	590					$24,363
Arch Capital Group Ltd	5.25%(g)		60,000	1,322		Apparel - 0.02%
Arch Capital Group Ltd	6.75%(g)		92,770	2,357		Hanesbrands Inc
Aspen Insurance Holdings Ltd 7.25%(g)			40,727	1,051		4.63%, 05/15/2024(f)		2,400	2,376
Axis Capital Holdings Ltd 6.88%(g)			138,578	3,512
Hartford Financial Services Group Inc/The			153,051	4,665		Automobile Asset Backed Securities - 0.16%
7.88%(h)						AmeriCredit Automobile Receivables Trust
Protective Life Corp 6.25%			122,005	3,077		2016-3
Reinsurance Group of America Inc 6.20%(h)			22,411	632		1.33%, 11/08/2019(h)		3,500	3,505
RenaissanceRe Holdings Ltd 5.38%(g)			12,525	299		Capital Auto Receivables Asset Trust 2016-2
Torchmark Corp 5.88%			65,202	1,643		1.37%, 01/22/2019(h)		4,876	4,881
				$35,657		GM Financial Automobile Leasing Trust
Media- 0.01%						2016-3
Comcast Corp 5.00%			33,511	860		1.14%, 02/20/2019(h)		5,000	5,004
						World Omni Automobile Lease Securitization
REITS- 0.14%						Trust 2016-A
Digital Realty Trust Inc 6.63%(g)			62,726	1,591		1.18%, 02/15/2019(h)		4,876	4,883
Digital Realty Trust Inc 7.38%(g)			8,320	228					$18,273
Equity Residential	8.29%(g)		20,702	1,303		Automobile Floor Plan Asset Backed Securities - 0.05%
Kimco Realty Corp	5.50%(g)		68,294	1,591		Nissan Master Owner Trust Receivables
Prologis Inc 8.54%(g)			92,034	5,890		1.17%, 01/15/2020(h)		5,000	5,007
PS Business Parks Inc	6.00%(g)		104,579	2,653
Public Storage 5.88%(g)			57,851	1,485		Automobile Manufacturers - 0.11%
Public Storage 6.00%(g)			20,000	525		BCD Acquisition Inc
Public Storage 6.38%(g)			12,032	322		9.63%, 09/15/2023(f)		7,320	7,832
Ventas Realty LP / Ventas Capital Corp			1,047	27		Fiat Chrysler Finance Europe
5.45%						4.75%, 07/15/2022	EUR	900	1,063
				$15,615		6.75%, 10/14/2019		1,200	1,470
Savings & Loans - 0.00%						Volvo Treasury AB
Astoria Financial Corp 6.50%(g)			2,980	76		4.20%, 06/10/2075(h)		2,000	2,253
									$12,618
Telecommunications - 0.20%						Automobile Parts & Equipment - 0.07%
Centaur Funding Corp 9.08%(f)			11,900	14,042		Adient Global Holdings Ltd
Qwest Corp 7.00%			44,419	1,118		3.50%, 08/15/2024		1,000	1,078
Qwest Corp 7.50%			55,306	1,401		Allison Transmission Inc
Telephone & Data Systems Inc	6.88%		16,998	428		5.00%, 10/01/2024(f)		$2,740	2,760
Telephone & Data Systems Inc	7.00%		115,159	2,916		IHO Verwaltungs GmbH
Verizon Communications Inc	5.90%		65,121	1,721		3.75%, PIK 4.50%, 09/15/2026(j)	EUR	2,500	2,705
				$21,626		Metalsa SA de CV
Transportation - 0.12%						4.90%, 04/24/2023(f)		$1,333	1,240
CEVA Group PLC 0.00%(a),(c),(e)			267	55					$7,783
Seaspan Corp 6.38%(c)			533,750	13,493		Banks- 3.52%
				$13,548		ABN AMRO Bank NV
TOTAL PREFERRED STOCKS				$191,813		6.25%, 09/13/2022(h)		2,000	2,049
		Principal				Akbank TAS
BONDS- 59.82%		Amount (000's)		Value(000	's)	5.13%, 03/31/2025(f)		4,312	3,934
Advertising - 0.02%						Australia & New Zealand Banking Group
MDC Partners Inc						Ltd/United Kingdom
6.50%, 05/01/2024(f)			$2,795	$2,432		6.75%, 12/31/2049(f),(g)		1,000	1,061
						Banco Bilbao Vizcaya Argentaria SA
Aerospace & Defense - 0.43%						9.00%, 12/31/2049(g)		6,000	6,261
Accudyne Industries Borrower / Accudyne						Banco de Bogota SA
Industries LLC						6.25%, 05/12/2026(f)		972	1,010
7.75%, 12/15/2020(f)			19,890	16,907		Banco de Credito del Peru
Embraer Netherlands Finance BV						4.25%, 04/01/2023		669	691
5.40%, 02/01/2027(i)			3,020	3,038		Banco Hipotecario SA
Leonardo SpA						9.75%, 11/30/2020(f)		4,340	4,817
4.50%, 01/19/2021		EUR	3,200	3,898		Banco Inbursa SA Institucion de Banca
TA MFG. Ltd						Multiple
3.63%, 04/15/2023			1,700	1,875		4.13%, 06/06/2024(f)		2,475	2,419
TransDigm Inc						Banco Mercantil del Norte SA
5.50%, 10/15/2020			$4,730	4,765		5.75%, 10/04/2031(f),(h)		1,760	1,637
6.00%, 07/15/2022			1,500	1,511		Banco Nacional de Comercio Exterior
6.38%, 06/15/2026(f)			16,350	16,105		SNC/Cayman Islands
				$48,099		3.80%, 08/11/2026(f),(h)		5,907	5,626
Agriculture - 0.22%						3.80%, 08/11/2026(h)		3,884	3,694
Vector Group Ltd						Banco Nacional de Costa Rica
6.13%, 02/01/2025(f)			15,775	16,209		5.88%, 04/25/2021(f)		3,969	4,144
						Banco Santander SA
						6.38%, 12/31/2049(g),(h)		2,000	1,873

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
Bancolombia SA			JPMorgan Chase & Co (continued)
5.13%, 09/11/2022	$5,039	$5,240	5.30%, 12/31/2049(g),(h)		$2,000	$2,058
5.95%, 06/03/2021	2,400	2,635	6.13%, 12/31/2049(g),(h)		4,000	4,124
Bank of America Corp			6.75%, 12/31/2049(g),(h)		19,000	20,794
6.25%, 12/31/2049(g),(h)	4,600	4,802	KeyCorp Capital III
6.50%, 12/31/2049(g),(h)	700	751	7.75%, 07/15/2029		795	948
Bank of Ceylon			Lloyds Bank PLC
6.88%, 05/03/2017	1,495	1,502	12.00%, 12/29/2049(g),(h)		7,000	9,258
Bank of New York Mellon Corp/The			M&T Bank Corp
4.95%, 12/31/2049(g),(h)	4,000	4,095	6.45%, 12/31/2049(g),(h)		535	578
Barclays Bank PLC			Morgan Stanley
7.75%, 04/10/2023(h)	3,000	3,161	5.55%, 12/31/2049(g),(h)		1,250	1,283
Barclays PLC			Nordea Bank AB
6.63%, 12/31/2049(g),(h)	1,961	1,885	5.50%, 12/31/2049(f),(g),(h)		4,100	4,090
8.25%, 12/31/2049(g),(h)	12,587	13,136	5.50%, 12/31/2049(g),(h)		9,000	8,977
BBVA Banco Continental SA			6.13%, 12/31/2049(f),(g),(h)		5,000	4,856
5.00%, 08/26/2022(f)	799	854	NTC Capital II
BBVA Bancomer SA/Texas			1.61%, 04/15/2027(h)		4,830	4,359
6.75%, 09/30/2022(f)	4,529	4,925	PNC Financial Services Group Inc/The
BNP Paribas SA			6.75%, 07/29/2049(g),(h)		8,500	9,339
7.20%, 06/29/2049(f),(g)	4,400	4,768	Provident Funding Associates LP / PFG
7.37%, 12/31/2049(f),(g),(h)	3,000	3,037	Finance Corp
7.63%, 12/31/2049(f),(g),(h)	11,540	12,117	6.75%, 06/15/2021(f)		1,520	1,535
Cadence Financial Corp			Royal Bank of Scotland Group PLC
4.88%, 06/28/2019(c),(f)	3,500	3,410	7.50%, 12/31/2049(g),(h)		6,763	6,560
Citigroup Capital III			7.65%, 08/29/2049(g),(h)		600	693
7.63%, 12/01/2036	8,600	10,150	8.00%, 12/31/2049(g),(h)		600	582
Citizens Financial Group Inc			8.62%, 12/29/2049(g),(h)		7,000	7,228
5.50%, 12/31/2049(g),(h)	6,000	6,019	Sberbank of Russia Via SB Capital SA
Commerzbank AG			5.50%, 02/26/2024(f),(h)		5,776	5,892
8.13%, 09/19/2023(f)	500	570	Societe Generale SA
Cooperatieve Rabobank UA			1.75%, 12/29/2049(f),(g),(h)		3,000	2,925
11.00%, 12/29/2049(f),(g),(h)	9,015	10,548	7.38%, 12/31/2049(f),(g),(h)		6,000	6,011
Corestates Capital III			7.88%, 12/31/2049(f),(g),(h)		2,000	1,955
1.48%, 02/15/2027(f),(h)	500	445	8.00%, 12/31/2049(f),(g),(h)		1,000	1,008
Credit Agricole SA			8.25%, 12/31/2049(g),(h)		7,500	7,791
6.63%, 12/31/2049(f),(g),(h)	4,000	3,935	Standard Chartered PLC
8.12%, 09/19/2033(f),(h)	4,000	4,323	5.70%, 03/26/2044		1,100	1,100
8.38%, 12/31/2049(f),(g),(h)	4,000	4,403	7.01%, 07/29/2049(f),(g)		4,150	4,373
Credit Suisse AG			7.75%, 12/31/2049(f),(g),(h)		8,000	7,970
6.50%, 08/08/2023(f)	2,000	2,143	Turkiye Garanti Bankasi AS
6.50%, 08/08/2023	5,000	5,358	5.25%, 09/13/2022(f)		4,970	4,835
Credit Suisse Group AG			Turkiye Is Bankasi
6.25%, 12/31/2049(f),(g),(h)	3,000	2,959	5.00%, 04/30/2020(f)		1,571	1,538
7.50%, 12/31/2049(f),(g),(h)	1,000	1,058	5.50%, 04/21/2022(f)		770	737
Development Bank of Kazakhstan JSC			Turkiye Vakiflar Bankasi TAO
4.13%, 12/10/2022(f)	6,105	5,952	5.50%, 10/27/2021(f)		4,400	4,202
Dresdner Funding Trust I			UBS Group AG
8.15%, 06/30/2031(f)	4,500	5,209	6.88%, 12/31/2049(g),(h)		5,500	5,478
Finansbank AS/Turkey			US Bancorp
6.25%, 04/30/2019(f)	7,557	7,784	5.12%, 12/31/2049(g),(h)		4,200	4,352
First Maryland Capital I			Wells Fargo & Co
2.02%, 01/15/2027(h)	10,000	9,025	7.98%, 12/31/2049(g),(h)		12,000	12,600
Goldman Sachs Group Inc/The						$390,418
5.70%, 12/31/2049(g),(h)	2,000	2,064	Beverages - 0.04%
Grupo Aval Ltd			Cott Corp
4.75%, 09/26/2022(f)	1,258	1,262	5.50%, 07/01/2024	EUR	3,400	3,880
HBOS Capital Funding LP
6.85%, 03/29/2049(g)	10,000	10,143	Building Materials - 0.25%
HSBC Capital Funding Dollar 1 LP			BMC East LLC
10.18%, 12/29/2049(f),(g),(h)	4,000	5,940	5.50%, 10/01/2024(f)		$3,090	3,159
HSBC Holdings PLC			Boise Cascade Co
6.87%, 12/31/2049(g),(h)	14,800	15,718	5.63%, 09/01/2024(f)		2,575	2,620
ICICI Bank Ltd			Builders FirstSource Inc
6.37%, 04/30/2022(h)	900	902	5.63%, 09/01/2024(f)		1,600	1,644
ING Groep NV			Cemex Finance LLC
6.50%, 12/31/2049(g),(h)	1,000	969	9.38%, 10/12/2022(f)		4,482	4,880
Itau Unibanco Holding SA/Cayman Island			Cemex SAB de CV
5.65%, 03/19/2022(f)	2,423	2,514	5.70%, 01/11/2025(f)		6,316	6,388
JPMorgan Chase & Co			6.13%, 05/05/2025(f)		2,781	2,871
5.00%, 12/31/2049(g),(h)	5,455	5,462	7.75%, 04/16/2026(f)		2,192	2,436

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Building Materials (continued)				Commercial Mortgage Backed Securities (continued)
Louisiana-Pacific Corp				CFCRE Commercial Mortgage Trust 2016-
4.88%, 09/15/2024		$540	$539	C6 (continued)
St Marys Cement Inc Canada				4.23%, 11/10/2049(h)	$7,500	$7,405
5.75%, 01/28/2027(f)		1,467	1,434	Citigroup Commercial Mortgage Trust 2007-
Votorantim Cimentos SA				C6
7.25%, 04/05/2041(f)		2,392	2,332	5.71%, 07/10/2017(f),(h)	30,000	22,200
			$28,303	5.71%, 12/10/2049(h)	19,345	14,308
Chemicals - 0.67%				Citigroup Commercial Mortgage Trust 2012-
A Schulman Inc				GC8
6.88%, 06/01/2023(f)		2,405	2,537	4.88%, 09/10/2045(f),(h)	1,875	1,522
Alpha 3 BV / Alpha US Bidco Inc				Citigroup Commercial Mortgage Trust 2013-
6.25%, 02/01/2025(f)		1,100	1,100	GC15
Axalta Coating Systems Dutch Holding B				4.25%, 09/10/2046(f),(h)	16,492	11,744
BV				5.11%, 09/10/2046(f),(h)	7,700	7,338
3.75%, 01/15/2025	EUR	2,700	2,988	Citigroup Commercial Mortgage Trust 2014-
Blue Cube Spinco Inc				GC19
9.75%, 10/15/2023		$2,000	2,375	1.24%, 03/10/2047(f),(h),(k)	15,244	977
Braskem America Finance Co				4.90%, 03/10/2047(f),(h)	3,425	3,075
7.13%, 07/22/2041(f)		4,235	4,423	4.90%, 03/10/2047(h)	4,150	4,387
Braskem Finance Ltd				Citigroup Commercial Mortgage Trust 2014-
5.75%, 04/15/2021		1,018	1,074	GC23
5.75%, 04/15/2021(f)		4,345	4,584	1.30%, 07/10/2047(f),(h),(k)	55,444	3,797
7.38%, 10/29/2049(f),(g)		1,533	1,518	Citigroup Commercial Mortgage Trust 2015-
CF Industries Inc				GC27
5.15%, 03/15/2034		4,055	3,720	4.43%, 02/10/2048(h)	10,000	9,408
Consolidated Energy Finance SA				Citigroup Commercial Mortgage Trust 2016-
6.75%, 10/15/2019(f)		6,898	6,915	C1
Equate Petrochemical BV				1.95%, 05/10/2049(h),(k)	37,797	4,896
3.00%, 03/03/2022(f),(h)		1,049	1,017	Citigroup Commercial Mortgage Trust 2016-
4.25%, 11/03/2026(f)		6,665	6,549	GC37
Hexion Inc				1.81%, 04/10/2049(h),(k)	15,285	1,848
6.63%, 04/15/2020		15,560	14,510	COMM 2012-CCRE1 Mortgage Trust
INEOS Group Holdings SA				2.46%, 05/15/2045(f)	13,993	10,025
5.75%, 02/15/2019	EUR	1,800	1,979	5.35%, 05/15/2045(f),(h)	8,889	9,017
Mexichem SAB de CV				COMM 2012-CCRE4 Mortgage Trust
5.88%, 09/17/2044(f)		$1,947	1,757	4.57%, 10/15/2045(f),(h)	5,000	4,606
OCP SA				COMM 2012-CCRE5 Mortgage Trust
5.63%, 04/25/2024(f)		794	824	4.33%, 12/10/2045(f),(h)	3,475	3,295
Platform Specialty Products Corp				4.33%, 12/10/2045(f),(h)	7,500	6,746
6.50%, 02/01/2022(f)		8,649	8,822	COMM 2013-CCRE11 Mortgage Trust
PSPC Escrow Corp				0.87%, 10/10/2046(e),(f),(h),(k)	40,266	1,776
6.00%, 02/01/2023	EUR	2,700	3,003	4.37%, 10/10/2046(f),(h)	5,108	3,714
Solvay Finance SA				5.17%, 10/10/2046(f),(h)	8,519	8,333
5.87%, 12/31/2049(g),(h)		900	1,073	Comm 2013-CCRE13 Mortgage Trust
Trinseo Materials Operating SCA / Trinseo				4.75%, 12/10/2023(f),(h)	6,421	6,063
Materials Finance Inc				4.75%, 12/10/2023(f),(h)	18,660	13,740
6.38%, 05/01/2022		3,200	3,691	COMM 2013-CCRE6 Mortgage Trust
			$74,459	1.47%, 03/10/2046(h),(k)	85,719	3,200
Coal- 0.50%				4.17%, 03/10/2046(f),(h)	12,700	11,618
CONSOL Energy Inc				4.17%, 03/10/2046(f),(h)	10,500	8,023
5.88%, 04/15/2022		$6,545	6,332	COMM 2013-CCRE7 Mortgage Trust
8.00%, 04/01/2023		5,300	5,433	4.35%, 03/10/2046(f),(h)	7,500	6,886
Foresight Energy LLC / Foresight Energy				COMM 2013-LC6 Mortgage Trust
Finance Corp				4.28%, 01/10/2046(f),(h)	5,205	4,822
10.00%, PIK 1.00%, 08/15/2021(f),(h),(j)		42,809	43,665	COMM 2014-CCRE15 Mortgage Trust
			$55,430	4.26%, 02/10/2047(f),(h)	5,414	3,683
Commercial Mortgage Backed Securities - 12.70%				COMM 2014-CCRE17 Mortgage Trust
Banc of America Merrill Lynch Commercial				0.33%, 05/10/2047(f),(h),(k)	44,717	859
Mortgage Inc				0.80%, 05/10/2047(f),(h),(k)	62,604	3,443
4.77%, 07/10/2043		14,250	5,780	4.30%, 05/10/2047(f),(h)	5,311	3,228
4.85%, 07/10/2043		9,500	712	4.80%, 05/10/2047(f),(h)	12,469	11,457
5.40%, 11/10/2042(h)		3,044	2,423	COMM 2014-CCRE21 Mortgage Trust
CD 2006-CD2 Mortgage Trust				1.42%, 12/10/2047(f),(h),(k)	20,879	1,839
5.46%, 01/15/2046(h)		5,839	4,496	COMM 2014-LC17 Mortgage Trust
CD 2007-CD4 Commercial Mortgage Trust				3.11%, 10/10/2047(f)	4,383	2,480
5.40%, 12/11/2049		37,311	33,580	3.69%, 10/10/2047(f),(h)	4,133	2,844
CFCRE Commercial Mortgage Trust 2011-				Comm 2014-UBS2 Mortgage Trust
C1				5.01%, 03/10/2047(f),(h)	13,190	11,418
5.86%, 04/15/2044(f),(h)		5,550	5,974	COMM 2014-UBS3 Mortgage Trust
CFCRE Commercial Mortgage Trust 2016-				1.29%, 06/10/2047(f),(h),(k)	60,721	4,036
C6
1.22%, 11/10/2049(h),(k)		45,442	3,936

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
COMM 2014-UBS3 Mortgage				GS Mortgage Securities Trust 2012-GCJ7
Trust (continued)				5.72%, 05/10/2045(f),(h)	$7,429	$7,281
4.81%, 06/10/2047(f),(h)	$21,861	$ 18,102		GS Mortgage Securities Trust 2012-GCJ9
COMM 2014-UBS5 Mortgage Trust				4.85%, 11/10/2045(f),(h)	5,000	4,709
3.49%, 09/10/2047(f),(h)	10,000	7,555		4.85%, 11/10/2045(f),(h)	8,500	6,613
COMM 2014-UBS6 Mortgage Trust				GS Mortgage Securities Trust 2013-GC16
0.50%, 12/10/2047(f),(h),(k)	60,589	1,935		3.50%, 11/10/2046(f),(h)	2,500	1,685
COMM 2015-LC23 Mortgage Trust				5.32%, 11/10/2046(f),(h)	3,544	3,386
3.65%, 10/10/2053(f),(h)	6,000	5,074		GS Mortgage Securities Trust 2013-GCJ14
COMM 2016-COR1 Mortgage Trust				4.76%, 08/10/2046(f),(h)	10,313	9,979
1.49%, 10/10/2049(h),(k)	45,926	4,457		4.76%, 08/10/2046(f),(h)	7,742	5,986
4.40%, 10/10/2049(h)	5,000	4,856		4.76%, 08/10/2046(f),(h)	2,500	1,859
Commercial Mortgage Pass Through				GS Mortgage Securities Trust 2014-GC26
Certificates				1.20%, 11/10/2047(f),(h),(k)	29,811	2,346
3.50%, 02/10/2047(f)	18,498	11,481		4.51%, 11/10/2047(f),(h)	2,570	2,169
Commercial Mortgage Trust 2007-GG9				JP Morgan Chase Commercial Mortgage
5.51%, 03/10/2039	43,926	41,838		Securities Trust 2005-CIBC12
5.53%, 03/10/2039	14,000	7,797		4.99%, 09/12/2037	43	43
Credit Suisse Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
Series 2007-C1				Securities Trust 2005-LDP1
5.46%, 02/15/2040	30,000	15,300		5.81%, 03/15/2046(f),(h)	231	231
Credit Suisse Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
Series 2007-C5				Securities Trust 2005-LDP4
0.40%, 09/15/2040(f),(h),(k)	195,437	219		5.13%, 10/15/2042	5,286	5,273
CSAIL 2015-C1 Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
0.50%, 04/15/2050(f),(h),(k)	62,192	2,066		Securities Trust 2006-CIBC16
DBUBS 2011-LC1 Mortgage Trust				5.62%, 05/12/2045	17,532	14,992
0.30%, 11/10/2046(f),(h),(k)	142,384	1,608		JP Morgan Chase Commercial Mortgage
DBUBS 2011-LC2 Mortgage Trust				Securities Trust 2006-CIBC17
1.14%, 07/10/2044(f),(h),(k)	11,236	410		5.49%, 12/12/2043	29,118	12,321
DBUBS 2011-LC3 Mortgage Trust				JP Morgan Chase Commercial Mortgage
3.75%, 08/10/2044(f)	12,029	9,618		Securities Trust 2006-LDP6
Freddie Mac Multifamily Structured Pass				5.65%, 04/15/2043(h)	403	402
Through Certificates				JP Morgan Chase Commercial Mortgage
0.73%, 03/25/2020(h),(k)	148,619	2,619		Securities Trust 2006-LDP7
1.14%, 01/25/2021(h),(k)	59,425	2,270		5.93%, 04/17/2045(h)	9,000	6,994
1.32%, 04/25/2017(h),(k)	27,394	49		JP Morgan Chase Commercial Mortgage
1.34%, 11/25/2019(h),(k)	53,843	1,568		Securities Trust 2006-LDP9
1.40%, 08/25/2020(h),(k)	27,385	999		5.34%, 05/15/2047	1,000	986
1.46%, 04/25/2041(h),(k)	86,714	3,646		JP Morgan Chase Commercial Mortgage
1.59%, 05/25/2041(h),(k)	159,348	13,375		Securities Trust 2007-CIBC19
1.62%, 08/25/2040(h),(k)	73,469	2,674		5.73%, 02/12/2049(h)	35,000	28,136
1.66%, 07/25/2041(h),(k)	166,791	14,566		JP Morgan Chase Commercial Mortgage
1.66%, 06/25/2042(h),(k)	13,000	444		Securities Trust 2007-CIBC20
1.70%, 04/25/2045(h),(k)	48,322	1,620		6.26%, 02/12/2051(f),(h)	5,755	4,304
1.87%, 05/25/2040(h),(k)	100,659	8,439		JP Morgan Chase Commercial Mortgage
1.90%, 11/25/2039(h),(k)	68,598	2,237		Securities Trust 2010-CNTR
2.00%, 09/25/2039(h),(k)	32,000	963		1.98%, 08/05/2032(f),(h),(k)	11,585	583
2.10%, 10/25/2025(h),(k)	47,224	1,402		JP Morgan Chase Commercial Mortgage
2.21%, 12/25/2039(h),(k)	25,654	2,404		Securities Trust 2011-C3
2.25%, 01/25/2041(h),(k)	15,544	1,259		4.41%, 02/15/2046(f)	4,330	3,626
2.52%, 07/25/2039(h),(k)	89,000	2,788		JP Morgan Chase Commercial Mortgage
2.58%, 11/25/2041(h),(k)	103,647	11,176		Securities Trust 2011-C5
2.58%, 12/25/2043(h),(k)	72,451	6,603		4.00%, 08/15/2046(f)	6,000	4,827
2.80%, 08/25/2039(h),(k)	38,877	4,334		5.41%, 08/15/2046(f),(h)	4,844	4,974
2.81%, 01/25/2043(h),(k)	85,739	8,505		JP Morgan Chase Commercial Mortgage
3.21%, 02/25/2042(h),(k)	91,849	10,984		Securities Trust 2012-C6
3.61%, 06/25/2041(h),(k)	4,400	598		2.97%, 05/15/2045(f)	7,500	5,531
4.63%, 11/25/2044(h),(k)	1,800	277		JP Morgan Chase Commercial Mortgage
FREMF 2011-K704 Mortgage Trust				Securities Trust 2012-C8
0.10%, 10/25/2030(f),(h),(k)	554,298	664		2.75%, 10/15/2045(f),(h)	8,553	6,096
FREMF 2016-KBAM Mortgage Trust				JP Morgan Chase Commercial Mortgage
7.84%, 09/25/2022(e),(f),(h)	72,756	70,074		Securities Trust 2013-C10
GS Mortgage Securities Corp II				0.35%, 12/15/2047(f),(h),(k)	276,436	5,261
3.38%, 05/10/2050(h)	4,500	3,178		JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Trust 2010-C1				Securities Trust 2013-C16
1.42%, 08/10/2043(f),(h),(k)	44,476	1,797		1.23%, 12/15/2046(f),(h),(k)	20,750	1,331
GS Mortgage Securities Trust 2010-C2				3.74%, 12/15/2046(f)	10,000	7,167
5.18%, 12/10/2043(f),(h)	5,000	5,055		4.97%, 12/15/2046(f),(h)	16,203	15,648
GS Mortgage Securities Trust 2011-GC5
5.40%, 08/10/2044(f),(h)	3,660	3,164
GS Mortgage Securities Trust 2012-GC6
0.20%, 01/10/2045(f),(h),(k)	226,505	2,052

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2017 (unaudited)

		Principal				Principal
	BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
	Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
	JP Morgan Chase Commercial Mortgage				LB-UBS Commercial Mortgage Trust 2007-
	Securities Trust 2013-LC11				C6 (continued)
	1.01%, 04/15/2046(f),(h),(k)	$49,841	$ 2,396		6.20%, 07/15/2040(h)	$8,841	$8,489
	1.43%, 04/15/2046(h),(k)	66,907	3,963		LB-UBS Commercial Mortgage Trust 2007-
	JP Morgan Chase Commercial Mortgage				C7
	Securities Trust 2014-C20				6.25%, 09/15/2045(h)	8,845	8,758
	1.13%, 07/15/2047(h),(k)	94,049	4,405		LB-UBS Commercial Mortgage Trust 2008-
	JP Morgan Chase Commercial Mortgage				C1
	Securities Trust 2016-JP3				6.12%, 04/15/2041(h)	11,154	5,466
	3.48%, 08/15/2049(h)	4,000	3,779		Merrill Lynch Mortgage Trust 2006-C1
	JPMBB Commercial Mortgage Securities				5.66%, 05/12/2039(h)	15,000	11,700
	Trust 2013-C12				Merrill Lynch Mortgage Trust 2007-C1
	4.09%, 07/15/2045(h)	13,826	12,432		5.83%, 06/12/2050(h)	15,870	163
	JPMBB Commercial Mortgage Securities				5.83%, 06/12/2050(h)	5,804	58
	Trust 2013-C15				ML-CFC Commercial Mortgage Trust 2006-
	1.49%, 11/15/2045(f),(h),(k)	11,500	905		3
	3.50%, 11/15/2045(f)	9,191	6,520		5.52%, 07/12/2046(h)	11,938	11,924
	5.05%, 11/15/2045(f),(h)	23,750	22,905		5.55%, 07/12/2046(h)	2,500	2,389
	JPMBB Commercial Mortgage Securities				ML-CFC Commercial Mortgage Trust 2007-
	Trust 2014-C18				5
	1.08%, 02/15/2047(h),(k)	57,346	2,662		5.45%, 08/12/2048	15,070	13,337
	4.81%, 02/15/2047(f),(h)	7,850	6,807		ML-CFC Commercial Mortgage Trust 2007-
	JPMBB Commercial Mortgage Securities				9
	Trust 2014-C19				6.18%, 09/12/2049(h)	30,490	21,405
	4.67%, 04/15/2047(f),(h)	1,200	1,054		Morgan Stanley Bank of America Merrill
	4.67%, 04/15/2047(h)	3,000	3,053		Lynch Trust 2012-C5
	JPMBB Commercial Mortgage Securities				0.08%, 08/15/2045(f),(h),(k)	221,584	1,007
	Trust 2014-C21				4.68%, 08/15/2045(f),(h)	6,787	6,586
	1.09%, 08/15/2047(h),(k)	44,177	2,615		Morgan Stanley Bank of America Merrill
	JPMBB Commercial Mortgage Securities				Lynch Trust 2013-C10
	Trust 2014-C23				4.08%, 07/15/2046(f),(h)	5,609	5,164
	0.84%, 09/15/2047(h),(k)	289,856	10,327		Morgan Stanley Bank of America Merrill
	JPMBB Commercial Mortgage Securities				Lynch Trust 2013-C11
	Trust 2014-C24				0.54%, 08/15/2046(h),(k)	148,716	2,472
	3.93%, 11/15/2047(f),(h)	20,500	16,152		Morgan Stanley Bank of America Merrill
	JPMBB Commercial Mortgage Securities				Lynch Trust 2013-C13
	Trust 2014-C26				4.89%, 11/15/2046(f),(h)	5,462	5,225
	4.43%, 01/15/2048(h)	5,000	5,023		Morgan Stanley Bank of America Merrill
	JPMBB Commercial Mortgage Securities				Lynch Trust 2013-C8
	Trust 2015-C28				1.04%, 12/15/2048(h),(k)	91,417	4,364
	0.50%, 10/15/2048(f),(h),(k)	54,005	1,777		4.06%, 12/15/2048(f),(h)	18,500	16,767
	1.19%, 10/15/2048(h),(k)	62,384	3,697		Morgan Stanley Bank of America Merrill
	4.24%, 10/15/2048(h)	8,600	8,017		Lynch Trust 2013-C9
	JPMBB Commercial Mortgage Securities				4.15%, 05/15/2046(f),(h)	4,150	3,132
	Trust 2015-C29				Morgan Stanley Bank of America Merrill
	3.70%, 05/15/2048(h)	4,500	3,326		Lynch Trust 2014-C14
	JPMBB Commercial Mortgage Securities				4.83%, 02/15/2047(h)	6,750	7,006
	Trust 2015-C30				4.83%, 02/15/2047(f),(h)	10,331	7,797
	0.70%, 07/15/2048(h),(k)	83,307	2,943		Morgan Stanley Bank of America Merrill
	JPMBB Commercial Mortgage Securities				Lynch Trust 2014-C15
	Trust 2015-C31				0.89%, 04/15/2047(e),(f),(h),(k)	67,485	3,965
	0.50%, 08/15/2048(f),(h),(k)	42,377	1,430		4.89%, 04/15/2047(f),(h)	8,786	8,051
	LB Commercial Mortgage Trust 2007-C3				4.89%, 04/15/2047(f),(h)	4,000	2,994
	5.92%, 07/15/2044(h)	5,000	4,906		Morgan Stanley Bank of America Merrill
	5.92%, 07/15/2044(h)	12,738	12,011		Lynch Trust 2014-C16
LB	-UBS Commercial Mortgage Trust 2003-				4.26%, 06/15/2047(f),(h)	17,104	12,156
	C8				4.76%, 06/15/2047(f),(h)	12,500	11,096
	0.28%, 09/15/2037(f),(h),(k)	727	1		Morgan Stanley Bank of America Merrill
LB	-UBS Commercial Mortgage Trust 2004-				Lynch Trust 2014-C18
	C1				0.98%, 10/15/2047(h),(k)	191,951	7,144
	5.00%, 01/15/2036	1,000	40		4.49%, 10/15/2047	4,408	4,421
LB	-UBS Commercial Mortgage Trust 2005-				Morgan Stanley Bank of America Merrill
	C3				Lynch Trust 2015-C20
	4.95%, 07/15/2040(h)	1,034	1,070		1.39%, 02/15/2048(f),(h),(k)	41,500	3,844
LB	-UBS Commercial Mortgage Trust 2006-				Morgan Stanley Bank of America Merrill
	C6				Lynch Trust 2015-C26
	5.47%, 09/15/2039(h)	8,500	6,774		3.06%, 10/15/2048(f),(h)	2,185	1,671
LB	-UBS Commercial Mortgage Trust 2006-				Morgan Stanley Bank of America Merrill
	C7				Lynch Trust 2016-C29
	5.41%, 11/15/2038	13,503	10,269		1.66%, 05/15/2049(h),(k)	42,286	4,437
LB	-UBS Commercial Mortgage Trust 2007-
	C6
	6.20%, 07/15/2040(h)	13,250	13,008

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
Morgan Stanley Capital I Trust 2011-C3				WFRBS Commercial Mortgage Trust 2013-
0.80%, 07/15/2049(f),(h),(k)		$24,363	$653	C11
UBS Commercial Mortgage Trust 2012-C1				4.21%, 03/15/2045(f),(h)		$10,000	$7,723
0.35%, 05/10/2045(f),(h),(k)		143,076	2,494	WFRBS Commercial Mortgage Trust 2014-
5.00%, 05/10/2045(f)		8,000	6,599	C20
UBS-Barclays Commercial Mortgage Trust				3.99%, 05/15/2047(f),(h)		10,000	7,622
2012	-C2			WFRBS Commercial Mortgage Trust 2014-
1.63%, 05/10/2063(f),(h),(k)		34,720	1,679	C22
UBS-Barclays Commercial Mortgage Trust				3.91%, 09/15/2057(f),(h)		10,000	7,666
2012	-C3			WFRBS Commercial Mortgage Trust 2014-
4.96%, 08/10/2049(f),(h)		25,827	25,723	C24
4.96%, 08/10/2049(f),(h)		20,994	16,815	3.69%, 11/15/2047(f)		11,047	7,011
UBS-Barclays Commercial Mortgage Trust							$1,410,520
2012	-C4			Commercial Services - 0.48%
4.50%, 12/10/2045(f),(h)		21,000	20,313	ADT Corp/The
4.50%, 12/10/2045(f),(h)		17,981	14,141	6.25%, 10/15/2021		2,450	2,664
UBS-Barclays Commercial Mortgage Trust				Ahern Rentals Inc
2013	-C5			7.38%, 05/15/2023(f)		2,000	1,870
4.08%, 03/10/2046(f),(h)		9,150	8,369	Atento Luxco 1 SA
4.08%, 03/10/2046(f),(h)		5,759	4,196	7.38%, 01/29/2020		4,642	4,747
Wachovia Bank Commercial Mortgage Trust				ENA Norte Trust
Series 2006-C26				4.95%, 04/25/2028(f)		2,930	3,033
6.11%, 06/15/2045(h)		13,067	9,572	Europcar Groupe SA
Wachovia Bank Commercial Mortgage Trust				5.75%, 06/15/2022	EUR	1,300	1,466
Series 2006-C29				Garda World Security Corp
5.37%, 11/15/2048		1,241	1,240	7.25%, 11/15/2021(f)		$3,000	2,873
Wachovia Bank Commercial Mortgage Trust				Jaguar Holding Co II / Pharmaceutical Product
Series 2007-C30				Development LLC
5.48%, 12/15/2043		22,500	22,303	6.38%, 08/01/2023(f)		1,675	1,776
Wachovia Bank Commercial Mortgage Trust				Loxam SAS
Series 2007-C34				3.50%, 05/03/2023	EUR	1,300	1,376
6.02%, 05/15/2046(h)		8,718	8,647	Midas Intermediate Holdco II LLC / Midas
Wachovia Commercial Mortgage Securities				Intermediate Holdco II Finance Inc
Inc Commercial Mortgage Pass Through				7.88%, 10/01/2022(f)		$10,333	10,617
Certificates Series 2003 C5				Prime Security Services Borrower LLC /
2.02%, 06/15/2035(f),(h),(k)		400	—	Prime Finance Inc
Wells Fargo Commercial Mortgage Trust				9.25%, 05/15/2023(f)		8,450	9,158
2010	-C1			ServiceMaster Co LLC/The
0.58%, 11/15/2043(f),(h),(k)		13,678	279	5.13%, 11/15/2024(f)		3,550	3,594
Wells Fargo Commercial Mortgage Trust				Team Health Inc
2014-L	C18			7.25%, 12/15/2023(f)		4,000	4,580
1.18%, 12/15/2047(h),(k)		85,042	5,408	WEX Inc
3.96%, 12/15/2047(f),(h)		13,500	10,856	4.75%, 02/01/2023(f)		6,050	5,997
Wells Fargo Commercial Mortgage Trust							$53,751
2015	-C28			Computers - 0.28%
4.14%, 05/15/2048(h)		10,000	7,730	Compiler Finance Sub Inc
Wells Fargo Commercial Mortgage Trust				7.00%, 05/01/2021(f)		3,159	1,461
2015-NX	S1			Conduent Finance Inc / Xerox Business
2.88%, 05/15/2048(f),(h)		6,916	4,154	Services LLC
4.10%, 05/15/2048(h)		3,500	2,871	10.50%, 12/15/2024(f)		19,040	21,444
Wells Fargo Commercial Mortgage Trust				Diamond 1 Finance Corp / Diamond 2 Finance
2015-NX	S2			Corp
4.25%, 07/15/2058(h)		9,153	7,154	7.13%, 06/15/2024(f)		7,495	8,206
Wells Fargo Commercial Mortgage Trust							$31,111
2015-NX	S3			Consumer Products - 0.13%
3.15%, 09/15/2057(f),(h)		5,000	3,463
				ACCO Brands Corp
Wells Fargo Commercial Mortgage Trust				5.25%, 12/15/2024(f)		2,295	2,310
2016	-C34
2.19%, 06/15/2049(h),(k)		36,308	4,834	Central Garden & Pet Co
				6.13%, 11/15/2023		5,200	5,564
Wells Fargo Commercial Mortgage Trust				Prestige Brands Inc
2016	-C36			5.38%, 12/15/2021(f)		6,505	6,700
4.19%, 11/15/2059(h)		4,000	3,946
							$14,574
Wells Fargo Commercial Mortgage Trust				Credit Card Asset Backed Securities - 0.05%
2016-NX	S5
4.88%, 01/15/2059(h)		7,681	7,957	Barclays Dryrock Issuance Trust
				1.16%, 09/15/2020(h)		5,000	5,007
4.88%, 01/15/2059(h)		4,254	3,985
WFRBS Commercial Mortgage Trust 2011-				Distribution & Wholesale - 0.40%
C4
0.42%, 06/15/2044(f),(h),(k)		90,864	1,354	Alliance Automotive Finance PLC
				6.25%, 12/01/2021	EUR	1,650	1,899
WFRBS Commercial Mortgage Trust 2011-				6.25%, 12/01/2021(f)		500	576
C5
0.12%, 11/15/2044(f),(h),(k)		121,416	713	American Tire Distributors Inc
				10.25%, 03/01/2022(f)		$31,029	30,176

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Distribution & Wholesale (continued)				Electric (continued)
LKQ Corp				Listrindo Capital BV
4.75%, 05/15/2023		$7,500	$7,511	4.95%, 09/14/2026(f)		$502	$493
VWR Funding Inc				Majapahit Holding BV
4.63%, 04/15/2022	EUR	3,900	4,334	7.75%, 01/20/2020(f)		1,730	1,941
			$44,496	7.88%, 06/29/2037		1,375	1,676
Diversified Financial Services - 1.09%				NextEra Energy Capital Holdings Inc
Alliance Data Systems Corp				7.30%, 09/01/2067(h)		5,000	5,030
5.38%, 08/01/2022(f)		$12,045	11,774	NRG Energy Inc
5.88%, 11/01/2021(f)		5,250	5,421	6.63%, 01/15/2027(f)		1,360	1,350
6.38%, 04/01/2020(f)		1,500	1,521	7.25%, 05/15/2026(f)		3,250	3,400
Ally Financial Inc				Pampa Energia SA
5.75%, 11/20/2025		3,435	3,486	7.50%, 01/24/2027(f)		7,780	7,702
American Express Co				Perusahaan Listrik Negara PT
5.20%, 12/31/2049(g),(h)		2,000	2,020	5.50%, 11/22/2021(f)		1,640	1,768
Charles Schwab Corp/The				Terraform Global Operating LLC
7.00%, 02/28/2049(g),(h)		4,198	4,771	9.75%, 08/15/2022(f)		7,585	8,363
Credit Acceptance Corp							$73,507
7.38%, 03/15/2023		5,979	6,135	Electronics - 0.07%
Depository Trust & Clearing Corp/The				Techem Energy Metering Service GmbH &
4.88%, 12/31/2049(f),(g),(h)		9,000	9,202	Co KG
FBM Finance Inc				7.88%, 10/01/2020	EUR	3,000	3,367
8.25%, 08/15/2021(f)		15,742	16,805	Trionista TopCo GmbH
Jefferies LoanCore LLC / JLC Finance Corp				6.88%, 04/30/2021		4,000	4,534
6.88%, 06/01/2020(f)		4,775	4,632				$7,901
Lincoln Finance Ltd				Energy - Alternate Sources - 0.17%
6.88%, 04/15/2021(f)	EUR	7,450	8,666	Enviva Partners LP / Enviva Partners Finance
7.38%, 04/15/2021(f)		$6,550	6,944	Corp
Lock AS				8.50%, 11/01/2021(f)		$8,230	8,827
5.50%, 08/15/2020(f),(h)	EUR	500	542	Greenko Dutch BV
MBNA Capital B				8.00%, 08/01/2019		3,009	3,193
1.69%, 02/01/2027(h)		$7,500	6,844	TerraForm Power Operating LLC
National Rural Utilities Cooperative Finance				5.88%, 02/01/2023(f)		4,650	4,778
Corp				6.13%, 06/15/2025(f)		1,675	1,742
5.25%, 04/20/2046(h)		2,200	2,287				$18,540
Navient Corp				Engineering & Construction - 0.18%
5.88%, 03/25/2021		1,930	1,937	AECOM
7.25%, 09/25/2023		5,350	5,390	5.75%, 10/15/2022		3,500	3,688
NewStar Financial Inc				Aeropuertos Dominicanos Siglo XXI SA
7.25%, 05/01/2020		5,275	5,314	6.75%, 03/30/2029(f)		3,340	3,411
NFP Corp				Michael Baker Holdings LLC / Michael Baker
9.00%, 07/15/2021(f)		11,829	12,406	Finance Corp
Pershing Square Holdings Ltd				9.63%, PIK 9.63%, 04/15/2019(f),(j)		4,783	4,556
5.50%, 07/15/2022(f)		4,500	4,564	Michael Baker International LLC / CDL
			$120,661	Acquisition Co Inc
Electric - 0.66%				8.25%, 10/15/2018(f)		2,650	2,677
1MDB Energy Ltd				Odebrecht Finance Ltd
5.99%, 05/11/2022		3,500	3,764	5.25%, 06/27/2029(f)		1,832	774
AES Andres BV / Dominican Power Partners /				5.25%, 06/27/2029		4,040	1,707
Empresa Generadora de Electricidad				7.13%, 06/26/2042(f)		2,870	1,241
7.95%, 05/11/2026(f)		3,300	3,453	Pratama Agung Pte Ltd
AES Argentina Generacion SA				6.25%, 02/24/2020		1,540	1,594
7.75%, 02/02/2024(f),(i)		1,265	1,265				$19,648
Comision Federal de Electricidad				Entertainment - 0.56%
4.75%, 02/23/2027(f)		2,383	2,297	AMC Entertainment Holdings Inc
4.88%, 01/15/2024(f)		891	896	5.88%, 11/15/2026(f)		7,430	7,578
ContourGlobal Power Holdings SA				6.38%, 11/15/2024	GBP	1,800	2,400
5.13%, 06/15/2021(f)	EUR	9,200	10,473	Cinemark USA Inc
Dynegy Inc				4.88%, 06/01/2023		$1,800	1,813
6.75%, 11/01/2019		$1,080	1,108	Eldorado Resorts Inc
7.38%, 11/01/2022		4,020	3,970	7.00%, 08/01/2023		3,500	3,728
8.00%, 01/15/2025(f)		905	869	GLP Capital LP / GLP Financing II Inc
Enel SpA				4.88%, 11/01/2020		3,757	3,945
5.00%, 01/15/2075(h)	EUR	2,000	2,283	International Game Technology PLC
6.62%, 09/15/2076(h)	GBP	943	1,260	6.25%, 02/15/2022(f)		9,278	9,887
8.75%, 09/24/2073(f),(h)		$4,000	4,560	6.50%, 02/15/2025(f)		2,500	2,700
Eskom Holdings SOC Ltd				Lions Gate Entertainment Corp
7.13%, 02/11/2025(f)		4,110	4,153	5.88%, 11/01/2024(f)		2,700	2,747
Greenko Investment Co				National CineMedia LLC
4.88%, 08/16/2023(f)		1,496	1,433	5.75%, 08/15/2026		2,035	2,071
				Penn National Gaming Inc
				5.63%, 01/15/2027(f)		1,770	1,772

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Entertainment (continued)				Forest Products & Paper (continued)
Pinnacle Entertainment Inc				Fibria Overseas Finance Ltd
5.63%, 05/01/2024(f)		$2,705	$2,744	5.25%, 05/12/2024		$1,182	$1,196
Regal Entertainment Group				5.50%, 01/17/2027		3,890	3,822
5.75%, 03/15/2022		3,522	3,663	Mercer International Inc
Schumann SpA				6.50%, 02/01/2024(e),(f),(i)		440	440
7.00%, 07/31/2023	EUR	2,875	3,196	7.75%, 12/01/2022		3,970	4,248
Snai SpA				Smurfit Kappa Acquisitions
6.38%, 11/07/2021(f)		1,000	1,140	2.75%, 02/01/2025	EUR	2,000	2,191
WMG Acquisition Corp				Tembec Industries Inc
4.13%, 11/01/2024		240	270	9.00%, 12/15/2019(f)		$3,085	3,124
4.13%, 11/01/2024(f)		1,683	1,894	WEPA Hygieneprodukte GmbH
6.75%, 04/15/2022(f)		$10,550	11,104	3.75%, 05/15/2024	EUR	1,000	1,127
			$62,652				$21,137
Food- 0.98%				Gas- 0.16%
Albertsons Cos LLC / Safeway Inc / New				LBC Tank Terminals Holding Netherlands
Albertson's Inc / Albertson's LLC				BV
5.75%, 03/15/2025(f)		2,800	2,783	6.88%, 05/15/2023(f)		$11,750	12,220
6.63%, 06/15/2024(f)		2,150	2,241	NGL Energy Partners LP / NGL Energy
BI-LO LLC / BI-LO Finance Corp				Finance Corp
9.25%, 02/15/2019(f)		3,345	2,759	6.88%, 10/15/2021		1,340	1,380
Boparan Finance PLC				7.50%, 11/01/2023(f)		2,700	2,842
5.50%, 07/15/2021(h)	GBP	2,350	2,891	Perusahaan Gas Negara Persero Tbk
Campofrio Food Group SA				5.13%, 05/16/2024		1,415	1,469
3.38%, 03/15/2022	EUR	1,000	1,123				$17,911
Casino Guichard Perrachon SA				Hand & Machine Tools - 0.00%
3.25%, 03/07/2024(h)		2,000	2,385	Stanley Black & Decker Inc
4.05%, 08/05/2026(h)		2,000	2,299	5.75%, 12/15/2053		450	472
Cencosud SA
6.63%, 02/12/2045(f)		$5,846	5,780	Healthcare - Products - 0.20%
ESAL GmbH				DJO Finco Inc / DJO Finance LLC / DJO
6.25%, 02/05/2023(f)		1,967	1,963	Finance Corp
Grupo Bimbo SAB de CV				8.13%, 06/15/2021(f)		6,000	5,190
4.88%, 06/27/2044(f)		5,000	4,588	Kinetic Concepts Inc / KCI USA Inc
JBS Investments GmbH				7.88%, 02/15/2021(f)		4,050	4,374
7.25%, 04/03/2024(f)		1,900	1,993	9.63%, 10/01/2021(f)		2,365	2,535
JBS USA LUX SA / JBS USA Finance Inc				Mallinckrodt International Finance SA /
5.75%, 06/15/2025(f)		4,023	4,130	Mallinckrodt CB LLC
KeHE Distributors LLC / KeHE Finance				5.75%, 08/01/2022(f)		4,605	4,271
Corp				Universal Hospital Services Inc
7.63%, 08/15/2021(f)		7,775	7,794	7.63%, 08/15/2020		5,685	5,643
Lamb Weston Holdings Inc							$22,013
4.63%, 11/01/2024(f)		530	531	Healthcare - Services - 2.16%
4.88%, 11/01/2026(f)		1,695	1,697	Acadia Healthcare Co Inc
Marfrig Holdings Europe BV				5.13%, 07/01/2022		6,420	6,436
6.88%, 06/24/2019(f)		3,421	3,573	6.50%, 03/01/2024		2,100	2,181
8.00%, 06/08/2023(f)		2,080	2,192	Centene Corp
Minerva Luxembourg SA				6.13%, 02/15/2024		2,435	2,587
6.50%, 09/20/2026(f)		5,552	5,518	CHS/Community Health Systems Inc
Moy Park BondCo PLC				5.13%, 08/01/2021		1,500	1,414
6.25%, 05/29/2021	GBP	1,500	1,958	DaVita Inc
Pinnacle Foods Finance LLC / Pinnacle Foods				5.75%, 08/15/2022		2,900	3,012
Finance Corp				Envision Healthcare Corp
5.88%, 01/15/2024		$2,625	2,775	5.13%, 07/01/2022(f)		7,867	8,005
Post Holdings Inc				5.63%, 07/15/2022		2,350	2,421
5.00%, 08/15/2026(f)		9,370	9,059	6.25%, 12/01/2024(f)		3,500	3,684
6.00%, 12/15/2022(f)		5,000	5,250	HCA Inc
6.75%, 12/01/2021(f)		5,900	6,254	4.50%, 02/15/2027		7,325	7,224
Premier Foods Finance PLC				5.00%, 03/15/2024		2,500	2,603
6.50%, 03/15/2021	GBP	900	1,115	5.88%, 02/15/2026		10,200	10,608
Simmons Foods Inc				HealthSouth Corp
7.88%, 10/01/2021(f)		$12,516	13,111	5.75%, 09/15/2025		2,500	2,506
Tesco PLC				Holding Medi-Partenaires SAS
6.13%, 02/24/2022	GBP	3,900	5,594	7.00%, 05/15/2020	EUR	3,265	3,710
TreeHouse Foods Inc				HomeVi SAS
6.00%, 02/15/2024(f)		$2,100	2,202	6.88%, 08/15/2021		2,300	2,638
US Foods Inc				6.88%, 08/15/2021(f)		500	574
5.88%, 06/15/2024(f)		5,085	5,314	IASIS Healthcare LLC / IASIS Capital Corp
			$108,872	8.38%, 05/15/2019		$11,860	11,296
Forest Products & Paper - 0.19%				Molina Healthcare Inc
Eldorado Intl. Finance GmbH				5.38%, 11/15/2022		2,950	3,046
8.63%, 06/16/2021(f)		5,605	4,989	MPH Acquisition Holdings LLC
				7.13%, 06/01/2024(f)		8,250	8,755

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)				Insurance (continued)
Opal Acquisition Inc				Glen Meadow Pass-Through Trust
8.88%, 12/15/2021(f)		$49,086	$42,091	6.51%, 02/12/2067(f),(h)		$3,000	$2,557
RegionalCare Hospital Partners Holdings Inc				Great-West Life & Annuity Insurance Capital
8.25%, 05/01/2023(f)		25,040	25,854	LP
Select Medical Corp				6.63%, 11/15/2034(f)		2,400	2,575
6.38%, 06/01/2021		6,511	6,446	HUB International Ltd
Surgery Center Holdings Inc				7.88%, 10/01/2021(f)		5,200	5,447
8.88%, 04/15/2021(f)		18,250	19,756	9.25%, 02/15/2021(f)		15,090	15,600
Surgical Care Affiliates Inc				Ironshore Holdings US Inc
6.00%, 04/01/2023(f)		3,650	3,951	8.50%, 05/15/2020(f)		3,410	3,950
Synlab Bondco PLC				Liberty Mutual Group Inc
6.25%, 07/01/2022	EUR	4,000	4,698	7.80%, 03/07/2087(f)		9,861	11,266
Tenet Healthcare Corp				Liberty Mutual Insurance Co
5.00%, 03/01/2019		$5,170	5,086	7.70%, 10/15/2097(f)		946	1,163
5.50%, 03/01/2019		1,000	994	Lincoln National Corp
6.00%, 10/01/2020		2,750	2,901	3.26%, 05/17/2066(h)		3,802	3,251
6.75%, 06/15/2023		37,725	35,650	6.05%, 04/20/2067(h)		5,584	4,635
7.50%, 01/01/2022(f)		2,395	2,569	MetLife Capital Trust IV
Tennessee Merger Sub Inc				7.88%, 12/15/2067(f)		5,000	6,225
6.38%, 02/01/2025(f),(i)		6,535	6,421	MetLife Capital Trust X
WellCare Health Plans Inc				9.25%, 04/08/2068(f)		11,000	15,235
5.75%, 11/15/2020		600	619	MetLife Inc
			$239,736	6.40%, 12/15/2066(h)		6,800	7,378
Holding Companies - Diversified - 0.92%				Provident Financing Trust I
CeramTec Group GmbH				7.41%, 03/15/2038		4,400	4,807
8.25%, 08/15/2021	EUR	4,300	4,952	Prudential Financial Inc
Dubai Holding Commercial Operations MTN				5.88%, 09/15/2042(h)		3,700	3,950
Ltd				Prudential PLC
6.00%, 02/01/2017	GBP	4,650	5,850	7.75%, 12/31/2049(g)		2,215	2,270
HRG Group Inc				Reinsurance Group of America Inc
7.75%, 01/15/2022		$82,666	86,902	3.63%, 12/15/2065(h)		5,000	4,495
ProGroup AG				USI Inc/NY
5.13%, 05/01/2022	EUR	3,300	3,791	7.75%, 01/15/2021(f)		13,774	14,067
Sinochem Overseas Capital Co Ltd				Voya Financial Inc
6.30%, 11/12/2040		$950	1,148	5.65%, 05/15/2053(h)		19,800	19,899
			$102,643	XLIT Ltd
Home Builders - 0.11%				6.50%, 12/31/2049(g),(h)		2,100	1,769
Beazer Homes USA Inc							$208,426
8.75%, 03/15/2022(f)		2,645	2,876	Internet - 0.30%
Mattamy Group Corp				EIG Investors Corp
6.88%, 12/15/2023(f)		4,090	4,213	10.88%, 02/01/2024(f)		4,125	4,135
Woodside Homes Co LLC / Woodside Homes				Netflix Inc
Finance Inc				4.38%, 11/15/2026(f)		3,085	3,027
6.75%, 12/15/2021(f)		5,700	5,543	5.50%, 02/15/2022		7,460	7,991
			$12,632	TIBCO Software Inc
Insurance - 1.88%				11.38%, 12/01/2021(f)		4,850	5,335
ACE Capital Trust II				Zayo Group LLC / Zayo Capital Inc
9.70%, 04/01/2030		4,000	5,920	5.75%, 01/15/2027(f)		3,150	3,225
AG Insurance SA				6.38%, 05/15/2025		8,590	9,090
6.75%, 03/29/2049(g),(h)		3,000	3,159				$32,803
AIG Life Holdings Inc				Investment Companies - 0.01%
8.50%, 07/01/2030		5,400	6,831	GrupoSura Finance SA
Alliant Holdings Intermediate LLC				5.50%, 04/29/2026(f)		1,377	1,438
8.25%, 08/01/2023(f)		39,218	41,424
Allstate Corp/The				Iron & Steel - 0.73%
5.75%, 08/15/2053(h)		100	105	ABJA Investment Co Pte Ltd
American Equity Investment Life Holding				4.85%, 01/31/2020		914	936
Co				5.95%, 07/31/2024		855	874
6.63%, 07/15/2021		2,890	3,027	AK Steel Corp
American International Group Inc				7.50%, 07/15/2023		2,660	2,914
8.18%, 05/15/2068		1,500	1,920	7.63%, 05/15/2020		2,515	2,565
Aviva PLC				ArcelorMittal
8.25%, 04/29/2049(g)		350	364	3.00%, 04/09/2021	EUR	2,300	2,612
AXA SA				8.00%, 10/15/2039(h)		$6,815	7,582
8.60%, 12/15/2030		6,332	8,770	Evraz Group SA
Catlin Insurance Co Ltd				6.50%, 04/22/2020		7,941	8,427
7.25%, 07/29/2049(f),(g)		6,150	5,489	Material Sciences Corp
Chubb Corp/The				14.00%, 06/22/2022(c),(d),(e)		20,390	18,759
6.38%, 03/29/2067(h)		900	878	Optima Specialty Steel
				0.00%, 12/30/2016(a),(c),(d),(e)		14,740	13,433
				Samarco Mineracao SA
				0.00%, 11/01/2022(a),(f)		3,100	2,049

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Iron & Steel (continued)				Media (continued)
Samarco Mineracao SA (continued)				Clear Channel Worldwide Holdings Inc
0.00%, 10/24/2023(a),(f)		$2,300	$1,530	6.50%, 11/15/2022		$7,400	$7,466
Signode Industrial Group Lux SA/Signode				7.63%, 03/15/2020		44,349	44,460
Industrial Group US Inc				7.63%, 03/15/2020		5,140	4,999
6.38%, 05/01/2022(f)		7,995	8,115	CSC Holdings LLC
thyssenkrupp AG				5.25%, 06/01/2024		7,000	7,035
4.00%, 08/27/2018	EUR	1,700	1,941	5.50%, 04/15/2027(f)		1,230	1,248
Vale Overseas Ltd				6.63%, 10/15/2025(f)		9,645	10,525
5.88%, 06/10/2021		$2,535	2,712	DISH DBS Corp
6.25%, 08/10/2026		1,120	1,204	5.13%, 05/01/2020		4,100	4,213
6.88%, 11/10/2039		5,236	5,386	5.88%, 07/15/2022		3,600	3,742
			$81,039	5.88%, 11/15/2024		11,800	11,933
Leisure Products & Services - 0.01%				7.75%, 07/01/2026		4,700	5,261
Silversea Cruise Finance Ltd				Grupo Televisa SAB
7.25%, 02/01/2025(f)		1,585	1,629	6.13%, 01/31/2046		5,750	5,653
				LGE HoldCo VI BV
Lodging - 0.28%				7.13%, 05/15/2024	EUR	4,225	5,194
Boyd Gaming Corp				Midcontinent Communications / Midcontinent
6.88%, 05/15/2023		1,315	1,412	Finance Corp
Interval Acquisition Corp				6.88%, 08/15/2023(f)		$3,250	3,490
5.63%, 04/15/2023		2,100	2,142	Nielsen Finance LLC / Nielsen Finance Co
Jack Ohio Finance LLC / Jack Ohio Finance 1				5.00%, 04/15/2022(f)		8,503	8,684
Corp				SFR Group SA
6.75%, 11/15/2021(f)		2,860	2,925	5.63%, 05/15/2024	EUR	4,000	4,558
10.25%, 11/15/2022(f)		7,700	8,162	6.00%, 05/15/2022(f)		$7,975	8,204
MCE Finance Ltd				6.25%, 05/15/2024(f)		3,000	3,019
5.00%, 02/15/2021(f)		1,984	1,994	7.38%, 05/01/2026(f)		6,825	7,004
MGM Resorts International				Sinclair Television Group Inc
4.63%, 09/01/2026		9,750	9,445	5.13%, 02/15/2027(f)		2,150	2,025
Studio City Co Ltd				5.88%, 03/15/2026(f)		3,250	3,258
5.88%, 11/30/2019(f)		3,305	3,408	Sirius XM Radio Inc
7.25%, 11/30/2021(f)		1,039	1,098	5.38%, 07/15/2026(f)		490	498
				6.00%, 07/15/2024(f)		7,500	7,983
			$30,586
Machinery - Construction & Mining - 0.05%				Telenet Finance V Luxembourg SCA
BlueLine Rental Finance Corp				6.75%, 08/15/2024	EUR	4,200	5,023
7.00%, 02/01/2019(f)		840	829	Tribune Media Co
Vertiv Group Corp				5.88%, 07/15/2022		$4,225	4,267
9.25%, 10/15/2024(f)		4,300	4,545	Unitymedia GmbH
			$5,374	3.75%, 01/15/2027	EUR	5,250	5,378
				6.13%, 01/15/2025(f)		$4,225	4,367
Machinery - Diversified - 0.39%
Cleaver-Brooks Inc				UPC Holding BV
8.75%, 12/15/2019(f)		10,645	11,137	6.38%, 09/15/2022	EUR	5,000	5,714
9.75%, 12/31/2019(c),(e),(f)		12,500	12,406	UPCB Finance IV Ltd
				5.38%, 01/15/2025(f)		$1,150	1,167
Cloud Crane LLC
10.13%, 08/01/2024(f)		7,920	8,712	Virgin Media Finance PLC
				6.00%, 10/15/2024(f)		6,975	7,267
CNH Industrial Capital LLC
3.88%, 10/15/2021		2,150	2,137	6.38%, 10/15/2024	GBP	3,100	4,157
Xerium Technologies Inc				7.00%, 04/15/2023		1,100	1,488
9.50%, 08/15/2021		8,900	8,967	VTR Finance BV
				6.88%, 01/15/2024(f)		$6,265	6,578
			$43,359	Ziggo Bond Finance BV
Media- 2.45%				5.88%, 01/15/2025(f)		3,930	3,957
Altice Financing SA				6.00%, 01/15/2027(f)		2,555	2,535
5.25%, 02/15/2023	EUR	1,000	1,144
6.63%, 02/15/2023(f)		$10,585	11,088	Ziggo Secured Finance BV
				5.50%, 01/15/2027(f)		10,715	10,675
Altice Finco SA
7.63%, 02/15/2025(f)		2,260	2,336				$272,360
Altice US Finance I Corp				Metal Fabrication & Hardware - 0.22%
5.50%, 05/15/2026(f)		4,250	4,356	Grinding Media Inc / MC Grinding Media
				Canada Inc
AMC Networks Inc				7.38%, 12/15/2023(f)		2,850	3,010
5.00%, 04/01/2024		3,000	3,060
				Novelis Corp
Cable One Inc				5.88%, 09/30/2026(f)		2,050	2,081
5.75%, 06/15/2022(f)		2,067	2,160
				6.25%, 08/15/2024(f)		3,050	3,210
Cablevision SA/Argentina
6.50%, 06/15/2021(f)		3,133	3,227	Optimas OE Solutions Holding LLC / Optimas
				OE Solutions Inc
CCO Holdings LLC / CCO Holdings Capital				8.63%, 06/01/2021(f)		18,784	16,248
Corp
5.13%, 05/01/2023(f)		7,100	7,366				$24,549
5.13%, 05/01/2027(f),(i)		1,600	1,630	Mining - 1.40%
5.50%, 05/01/2026(f)		8,000	8,380	Alcoa Nederland Holding BV
5.88%, 04/01/2024(f)		4,275	4,588	6.75%, 09/30/2024(f)		1,405	1,520
				7.00%, 09/30/2026(f)		2,380	2,606

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Mining (continued)				Mortgage Backed Securities (continued)
Aleris International Inc				Freddie Mac REMICS
7.88%, 11/01/2020		$4,587	$4,684	5.28%, 02/15/2046(h),(k)	$22,494	$4,805
9.50%, 04/01/2021(f)		2,675	2,909	5.88%, 04/15/2040(h),(k)	14,114	2,162
Anglo American Capital PLC				Ginnie Mae
2.88%, 11/20/2020	EUR	1,500	1,716	3.50%, 06/20/2041(k)	27,157	4,257
3.50%, 03/28/2022		3,100	3,623	3.50%, 04/20/2042(h),(k)	30,248	4,331
Century Aluminum Co				3.50%, 05/20/2046(h),(k)	11,136	2,013
7.50%, 06/01/2021(c),(f)		$32,532	32,776	4.00%, 03/20/2045(h),(k)	10,445	1,833
Cia Brasileira de Aluminio				4.00%, 05/20/2045(h),(k)	23,985	4,839
4.75%, 06/17/2024(f)		801	751	4.28%, 09/16/2043(h),(k)	36,129	4,624
Cia Minera Ares SAC				4.50%, 04/20/2045(h),(k)	16,383	3,035
7.75%, 01/23/2021(f)		1,410	1,510	4.50%, 04/20/2045(k)	11,471	2,322
Cia Minera Milpo SAA				5.24%, 12/20/2040(h),(k)	3,941	702
4.63%, 03/28/2023(f)		3,381	3,407	5.32%, 06/20/2046(h),(k)	16,035	3,705
Constellium NV				5.42%, 09/20/2041(h),(k)	8,740	1,502
4.63%, 05/15/2021	EUR	2,500	2,660	5.42%, 08/20/2042(h),(k)	20,119	3,742
Corp Nacional del Cobre de Chile				5.42%, 11/20/2045(h),(k)	17,222	3,519
5.63%, 09/21/2035(f)		$1,185	1,281	5.47%, 06/20/2044(h),(k)	25,015	4,105
6.15%, 10/24/2036		7,408	8,491	5.47%, 10/20/2045(h),(k)	20,083	3,916
Eldorado Gold Corp				5.47%, 11/20/2045(h),(k)	12,116	2,443
6.13%, 12/15/2020(f)		10,675	10,915	5.82%, 03/20/2042(h),(k)	20,117	5,267
First Quantum Minerals Ltd				5.97%, 11/20/2045(h),(k)	17,137	3,900
7.00%, 02/15/2021(f)		3,515	3,603			$111,903
7.25%, 05/15/2022(f)		4,441	4,530	Oil & Gas - 4.09%
Freeport-McMoRan Inc				Alta Mesa Holdings LP / Alta Mesa Finance
6.88%, 02/15/2023(f)		2,060	2,148	Services Corp
Hudbay Minerals Inc				7.88%, 12/15/2024(f)	3,450	3,709
7.63%, 01/15/2025(f)		1,965	2,103	Antero Resources Corp
International Wire Group Inc				5.00%, 03/01/2025(f)	4,600	4,496
10.75%, 08/01/2021(f)		7,400	7,104	5.13%, 12/01/2022	4,150	4,181
Joseph T Ryerson & Son Inc				5.38%, 11/01/2021	4,125	4,233
11.00%, 05/15/2022(f)		18,880	21,040	Callon Petroleum Co
Mirabela Nickel Ltd				6.13%, 10/01/2024(f)	2,980	3,155
1.00%, 09/10/2044(c),(e)		141	—	Chaparral Energy Inc
Real Alloy Holding Inc				0.00%, 11/15/2022(a)	8,275	8,234
10.00%, 01/15/2019(c),(f)		19,820	20,117	Chesapeake Energy Corp
Southern Copper Corp				8.00%, 01/15/2025(f)	2,120	2,172
5.25%, 11/08/2042		1,312	1,244	CNOOC Finance 2015 USA LLC
5.88%, 04/23/2045		1,720	1,753	3.50%, 05/05/2025	5,272	5,141
Teck Resources Ltd				Comstock Resources Inc
3.75%, 02/01/2023		2,115	2,054	10.00%, PIK 12.25%, 03/15/2020(j)	10,500	11,038
6.25%, 07/15/2041		7,540	7,747	Continental Resources Inc/OK
Vedanta Resources PLC				4.50%, 04/15/2023	7,000	6,912
6.38%, 07/30/2022(f)		2,409	2,413	Cosan Luxembourg SA
7.13%, 05/31/2023(f)		99	101	7.00%, 01/20/2027(f)	2,750	2,857
8.25%, 06/07/2021(f)		880	956	CrownRock LP / CrownRock Finance Inc
			$155,762	7.13%, 04/15/2021(f)	4,500	4,691
Miscellaneous Manufacturers - 0.40%				Ecopetrol SA
Amsted Industries Inc				5.88%, 09/18/2023	1,000	1,067
5.00%, 03/15/2022(f)		5,991	6,006	5.88%, 05/28/2045	7,525	6,652
Bombardier Inc				EP Energy LLC / Everest Acquisition Finance
6.13%, 01/15/2023(f)		1,180	1,153	Inc
7.50%, 03/15/2025(f)		9,005	9,028	6.38%, 06/15/2023	4,300	3,741
8.75%, 12/01/2021(f)		5,000	5,406	8.00%, 11/29/2024(f)	775	837
General Electric Co				9.38%, 05/01/2020	4,005	4,005
5.00%, 12/31/2049(g),(h)		21,719	22,588	EP PetroEcuador via Noble Sovereign
			$44,181	Funding I Ltd
Mortgage Backed Securities - 1.01%				6.63%, 09/24/2019(h)	2,041	2,081
BCAP LLC 2013-RR4 Trust				Extraction Oil & Gas Holdings LLC /
4.07%, 02/13/2051(e),(f),(h),(k)		37,729	674	Extraction Finance Corp
6.07%, 02/13/2051(e),(f),(h)		11,334	11,096	7.88%, 07/15/2021(f)	6,575	7,036
Fannie Mae REMICS				Gazprom OAO Via Gaz Capital SA
4.50%, 02/25/2043(h),(k)		2,879	544	4.95%, 07/19/2022(f)	4,677	4,815
5.23%, 09/25/2046(h),(k)		16,086	3,914	6.51%, 03/07/2022(f)	4,830	5,301
5.23%, 10/25/2046(h),(k)		9,745	2,382	GeoPark Latin America Ltd Agencia en Chile
5.23%, 11/25/2046(h),(k)		19,564	4,080	7.50%, 02/11/2020(f)	3,338	3,271
5.28%, 07/25/2042(h),(k)		24,801	5,221	Gulfport Energy Corp
5.33%, 01/25/2045(h),(k)		6,864	1,356	6.00%, 10/15/2024(f)	5,200	5,297
5.33%, 09/25/2046(h),(k)		18,411	3,291	6.38%, 05/15/2025(f)	5,535	5,673
5.33%, 09/25/2046(h),(k)		21,328	4,077	Halcon Resources Corp
5.33%, 09/25/2046(h),(k)		22,353	3,982	8.63%, 02/01/2020(f)	3,700	3,866
5.33%, 09/25/2046(h),(k)		23,177	4,264

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value(000's)	BONDS (continued)	Amount (000's)		Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
Jones Energy Holdings LLC / Jones Energy			Puma International Financing SA
Finance Corp			6.75%, 02/01/2021(f)		$3,809	$3,937
6.75%, 04/01/2022	$450	$ 440	QEP Resources Inc
KazMunayGas National Co JSC			5.25%, 05/01/2023		3,050	3,035
6.38%, 04/09/2021(f)	12,437	13,549	Raizen Fuels Finance SA
6.38%, 04/09/2021	2,015	2,195	5.30%, 01/20/2027(f)		877	875
7.00%, 05/05/2020	3,434	3,773	Repsol International Finance BV
Keane Group Holdings			3.87%, 12/31/2049(g),(h)	EUR	1,900	2,059
8.50%, 08/08/2019(c),(e),(h)	2,202	2,259	4.50%, 03/25/2075(h)		1,250	1,301
8.50%, 08/08/2019(c),(e),(h)	6,605	6,777	Rosneft Oil Co via Rosneft International
Legacy Reserves LP / Legacy Reserves			Finance Ltd
Finance Corp			4.20%, 03/06/2022(f)		$4,786	4,722
6.63%, 12/01/2021	9,272	6,560	RSP Permian Inc
8.00%, 12/01/2020	7,550	5,662	5.25%, 01/15/2025(f)		1,700	1,738
Lukoil International Finance BV			Seven Generations Energy Ltd
4.75%, 11/02/2026(f)	2,950	2,954	8.25%, 05/15/2020(f)		1,800	1,910
6.13%, 11/09/2020	2,050	2,225	Sinopec Group Overseas Development 2014
Matador Resources Co			Ltd
6.88%, 04/15/2023(f)	2,150	2,268	4.38%, 04/10/2024(f)		677	705
MEG Energy Corp			Sinopec Group Overseas Development 2016
6.38%, 01/30/2023(f)	3,740	3,478	Ltd
6.50%, 01/15/2025(f)	4,120	4,161	2.75%, 09/29/2026(f)		4,858	4,424
7.00%, 03/31/2024(f)	14,797	13,909	State Oil Co of the Azerbaijan Republic
Parsley Energy LLC / Parsley Finance Corp			4.75%, 03/13/2023		1,939	1,872
5.38%, 01/15/2025(f)	1,750	1,794	6.95%, 03/18/2030		7,566	7,975
PDC Energy Inc			Sunoco LP / Sunoco Finance Corp
6.13%, 09/15/2024(f)	3,580	3,742	6.38%, 04/01/2023		1,065	1,093
Pertamina Persero PT			Teine Energy Ltd
4.30%, 05/20/2023(f)	6,103	6,142	6.88%, 09/30/2022(f)		5,694	5,936
4.88%, 05/03/2022(f)	4,348	4,499	Tengizchevroil Finance Co International Ltd
5.25%, 05/23/2021	3,768	3,985	4.00%, 08/15/2026(f)		6,675	6,257
5.63%, 05/20/2043	2,286	2,166	Tesoro Corp
6.00%, 05/03/2042(f)	3,095	3,053	4.75%, 12/15/2023(f)		5,215	5,358
6.45%, 05/30/2044	1,880	1,965	Tullow Oil PLC
6.50%, 05/27/2041	320	336	6.25%, 04/15/2022(f)		1,459	1,350
Petrobras Argentina SA			Unit Corp
7.38%, 07/21/2023(f)	6,481	6,578	6.63%, 05/15/2021(c)		9,640	9,568
Petrobras Global Finance BV			Whiting Petroleum Corp
4.38%, 05/20/2023	3,400	3,137	5.00%, 03/15/2019		1,965	1,999
5.38%, 01/27/2021	1,500	1,510	5.75%, 03/15/2021		4,080	4,121
6.88%, 01/20/2040	3,940	3,509	WildHorse Resource Development Corp
7.38%, 01/17/2027	6,250	6,489	6.88%, 02/01/2025(f),(i)		1,795	1,788
8.38%, 05/23/2021	4,467	4,980	YPF SA
Petroleos de Venezuela SA			8.75%, 04/04/2024(f)		7,575	8,183
5.38%, 04/12/2027	3,705	1,399	8.88%, 12/19/2018(f)		3,942	4,327
5.50%, 04/12/2037	3,770	1,433	Zhaikmunai LLP
6.00%, 05/16/2024	17,716	7,148	7.13%, 11/13/2019(f)		5,058	4,969
6.00%, 11/15/2026	30,522	11,588				$454,498
8.50%, 11/02/2017	4,362	3,801	Oil & Gas Services - 0.21%
Petroleos Mexicanos			Bibby Offshore Services PLC
4.50%, 01/23/2026	1,613	1,467	7.50%, 06/15/2021	GBP	1,300	994
4.61%, 03/11/2022(f),(h)	6,436	6,685	Forum Energy Technologies Inc
4.63%, 09/21/2023	2,130	2,077	6.25%, 10/01/2021		$9,570	9,666
4.88%, 01/18/2024	251	242	FTS International Inc
5.50%, 06/27/2044	2,941	2,412	8.46%, 06/15/2020(f),(h)		4,050	4,146
5.63%, 01/23/2046	11,478	9,576	SESI LLC
6.00%, 03/05/2020	1,480	1,569	7.13%, 12/15/2021		4,285	4,398
6.38%, 02/04/2021	2,166	2,316	Weatherford International Ltd
6.38%, 01/23/2045	4,795	4,292	4.50%, 04/15/2022		1,200	1,068
6.50%, 03/13/2027(f)	10,389	10,685	8.25%, 06/15/2023		1,660	1,693
6.50%, 06/02/2041	6,723	6,249	9.88%, 02/15/2024(f)		1,200	1,296
6.63%, 06/15/2035	486	475				$23,261
6.75%, 09/21/2047	29,198	27,555	Packaging & Containers - 0.57%
6.88%, 08/04/2026	13,943	14,763	Albea Beauty Holdings SA
9.50%, 09/15/2027	1,204	1,439	8.75%, 11/01/2019	EUR	1,141	1,287
Petroleum Co of Trinidad & Tobago Ltd			ARD Finance SA
6.00%, 05/08/2022(f)	2,420	2,341	7.13%, PIK 7.88%, 09/15/2023(f),(j)		$3,470	3,526
Precision Drilling Corp			Ardagh Packaging Finance PLC / Ardagh
5.25%, 11/15/2024	2,550	2,505	Holdings USA Inc
7.75%, 12/15/2023(f)	475	513	6.75%, 05/15/2024	EUR	5,000	5,877
PTT Exploration & Production PCL			7.25%, 05/15/2024(f)		$4,600	4,928
4.88%, 12/31/2049(f),(g),(h)	3,855	3,910

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2017 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Packaging & Containers (continued)					Pipelines (continued)
Ball Corp					Summit Midstream Holdings LLC / Summit
4.38%, 12/15/2023		$2,000	2,415		Midstream Finance Corp
Berry Plastics Corp					5.50%, 08/15/2022		$900	$902
6.00%, 10/15/2022		$4,500	4,764		7.50%, 07/01/2021		786	827
Coveris Holdings SA					Tesoro Logistics LP / Tesoro Logistics
7.88%, 11/01/2019(f)		3,790	3,809		Finance Corp
Crown Americas LLC / Crown Americas					5.25%, 01/15/2025		4,565	4,759
Capital Corp V					TransCanada PipeLines Ltd
4.25%, 09/30/2026(f)		1,840	1,760		6.35%, 05/15/2067(h)		800	734
Crown Cork & Seal Co Inc								$62,876
7.38%, 12/15/2026		4,345	4,910		Private Equity - 0.07%
Flex Acquisition Co Inc					Icahn Enterprises LP / Icahn Enterprises
6.88%, 01/15/2025(f)		1,385	1,408		Finance Corp
Kloeckner Pentaplast of America Inc					5.88%, 02/01/2022		7,750	7,760
7.13%, 11/01/2020	EUR	2,577	2,906
Reynolds Group Issuer Inc / Reynolds Group					Real Estate - 0.22%
Issuer LLC / Reynolds Group Issuer					Crescent Communities LLC/Crescent
(Luxembourg) S.A.					Ventures Inc
4.52%, 07/15/2021(f),(h)		$3,000	3,086		8.88%, 10/15/2021(f)		3,015	3,128
5.13%, 07/15/2023(f)		7,650	7,823		Greystar Real Estate Partners LLC
5.75%, 10/15/2020		2,500	2,574		8.25%, 12/01/2022(f)		2,850	3,089
6.88%, 02/15/2021(h)		3,694	3,788		Kennedy-Wilson Inc
SIG Combibloc Holdings SCA					5.88%, 04/01/2024		11,400	11,774
7.75%, 02/15/2023	EUR	4,000	4,637		MAF Global Securities Ltd
Verallia Packaging SASU					7.13%, 12/31/2049(g),(h)		5,674	6,009
5.13%, 08/01/2022		3,500	4,010					$24,000
			$63,508		Regional Authority - 0.18%
Pharmaceuticals - 0.58%					Brazil Loan Trust 1
Capsugel SA					5.48%, 07/24/2023(f)		5,259	5,279
7.00%, PIK 7.75%, 05/15/2019(f),(j)		$9,000	9,045		Province of British Columbia Canada
Catalent Pharma Solutions Inc					6.60%, 01/09/2020(f)	INR	133,400	1,989
4.75%, 12/15/2024(f)	EUR	700	792		Provincia de Buenos Aires/Argentina
DPx Holdings BV					7.88%, 06/15/2027(f)		$2,665	2,655
7.50%, 02/01/2022(f)		$8,940	9,476		9.38%, 09/14/2018		4,005	4,365
inVentiv Group Holdings Inc/inVentiv Health					9.95%, 06/09/2021(f)		2,800	3,143
Inc/inVentiv Health Clinical Inc					Provincia del Chaco Argentina
7.50%, 10/01/2024(f)		7,038	7,372		9.38%, 08/18/2024		3,150	2,953
Valeant Pharmaceuticals International Inc								$20,384
4.50%, 05/15/2023	EUR	4,800	3,835		REITS- 0.41%
5.63%, 12/01/2021(f)		$3,040	2,402		Equinix Inc
7.50%, 07/15/2021(f)		7,755	6,737		5.38%, 01/01/2022		1,915	2,025
Vizient Inc					5.38%, 04/01/2023		3,000	3,139
10.38%, 03/01/2024(f)		21,540	24,502		5.88%, 01/15/2026		5,225	5,552
			$64,161		ESH Hospitality Inc
Pipelines - 0.57%					5.25%, 05/01/2025(f)		5,750	5,772
Antero Midstream Partners LP / Antero					GEO Group Inc/The
Midstream Finance Corp					5.88%, 10/15/2024		5,200	5,245
5.38%, 09/15/2024(f)		1,240	1,268		Iron Mountain Inc
Cheniere Corpus Christi Holdings LLC					4.38%, 06/01/2021(f)		6,850	7,055
7.00%, 06/30/2024(f)		6,630	7,401		6.00%, 10/01/2020(f)		5,000	5,237
Crestwood Midstream Partners LP /					iStar Inc
Crestwood Midstream Finance Corp					6.50%, 07/01/2021		2,000	2,080
6.13%, 03/01/2022		3,847	3,978		MGM Growth Properties Operating
6.25%, 04/01/2023		4,175	4,311		Partnership LP / MGP Finance Co-Issuer Inc
DCP Midstream Operating LP					4.50%, 09/01/2026(f)		500	479
5.35%, 03/15/2020(f)		665	698		5.63%, 05/01/2024(f)		5,240	5,469
Enterprise Products Operating LLC					MPT Operating Partnership LP / MPT Finance
7.03%, 01/15/2068(h)		6,150	6,395		Corp
Gibson Energy Inc					5.25%, 08/01/2026		650	639
6.75%, 07/15/2021(f)		9,850	10,219		6.38%, 03/01/2024		3,070	3,243
Holly Energy Partners LP / Holly Energy								$45,935
Finance Corp					Retail - 0.55%
6.00%, 08/01/2024(f)		3,400	3,562		1011778 BC ULC / New Red Finance Inc
Oleoducto Central SA					6.00%, 04/01/2022(f)		1,850	1,928
4.00%, 05/07/2021(f)		1,864	1,878		Carrols Restaurant Group Inc
Sabine Pass Liquefaction LLC					8.00%, 05/01/2022		2,400	2,588
5.63%, 04/15/2023		9,990	10,839		Douglas GmbH
6.25%, 03/15/2022		3,024	3,372		6.25%, 07/15/2022	EUR	1,000	1,175
Southern Gas Corridor CJSC					Ferrellgas LP / Ferrellgas Finance Corp
6.88%, 03/24/2026(f)		1,604	1,733		6.50%, 05/01/2021		$500	504
					6.75%, 01/15/2022		3,400	3,417
					6.75%, 06/15/2023(h)		9,900	9,875

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Retail (continued)			Sovereign (continued)
L Brands Inc			Angolan Government International
6.75%, 07/01/2036	$3,650	$3,522	Bond (continued)
6.88%, 11/01/2035	1,550	1,511	9.50%, 11/12/2025		$4,907	$4,684
Landry's Inc			Argentine Bonos del Tesoro
6.75%, 10/15/2024(f)	3,565	3,672	22.75%, 03/05/2018	ARS	105,300	6,855
Nathan's Famous Inc			21.20%, 09/19/2018		109,607	7,177
10.00%, 03/15/2020(f)	6,050	6,572	Argentine Republic Government International
NPC International Inc / NPC Quality Burgers			Bond
Inc / NPC Operating Co B Inc			0.00%, 12/15/2035(a),(h)		$22,065	2,101
10.50%, 01/15/2020	4,600	4,738	0.00%, 12/15/2035(a),(h)	EUR	136,367	13,764
PetSmart Inc			2.26%, 12/31/2038		8,667	5,496
7.13%, 03/15/2023(f)	2,075	2,039	2.50%, 12/31/2038(h)		$5,210	3,209
Reliance Intermediate Holdings LP			6.88%, 01/26/2027(f)		10,220	10,118
6.50%, 04/01/2023(f)	12,000	12,692	7.82%, 12/31/2033	EUR	46,083	49,991
Suburban Propane Partners LP/Suburban			7.82%, 12/31/2033		34,344	37,631
Energy Finance Corp			Bahrain Government International Bond
5.50%, 06/01/2024	6,400	6,528	6.00%, 09/19/2044(f)		$4,810	4,037
5.75%, 03/01/2025	350	358	7.00%, 10/12/2028(f)		4,507	4,619
		$61,119	Brazil Minas SPE via State of Minas Gerais
Semiconductors - 0.14%			5.33%, 02/15/2028(f)		1,317	1,294
Micron Technology Inc			5.33%, 02/15/2028(h)		28,995	28,488
5.50%, 02/01/2025	335	337	Brazil Notas do Tesouro Nacional Serie F
5.63%, 01/15/2026(f)	2,505	2,509	10.00%, 01/01/2027	BRL	51,723	15,591
7.50%, 09/15/2023(f)	5,185	5,755	10.00%, 01/01/2025		57,504	17,464
NXP BV / NXP Funding LLC			10.00%, 01/01/2018		11,200	3,533
4.13%, 06/01/2021(f)	1,525	1,574	Brazilian Government International Bond
Sensata Technologies UK Financing Co PLC			2.63%, 01/05/2023		$20	18
6.25%, 02/15/2026(f)	5,400	5,792	4.25%, 01/07/2025		3,505	3,400
		$15,967	4.88%, 01/22/2021		9,085	9,457
Software - 1.29%			5.00%, 01/27/2045		1,158	990
Camelot Finance SA			5.63%, 01/07/2041		1,394	1,303
7.88%, 10/15/2024(f)	7,250	7,667	5.63%, 02/21/2047		3,537	3,289
Change Healthcare Holdings Inc			7.13%, 01/20/2037		3,835	4,209
6.00%, 02/15/2021(f)	2,000	2,115	Chile Government International Bond
Epicor / Eagle Parent 2L Note			3.13%, 01/21/2026		11,565	11,478
9.25%, 06/01/2023(c),(e),(h)	15,000	14,412	Colombia Government International Bond
First Data Corp			2.63%, 03/15/2023		6,700	6,372
5.00%, 01/15/2024(f)	17,980	18,216	4.00%, 02/26/2024		12,949	13,163
5.38%, 08/15/2023(f)	3,250	3,347	4.38%, 07/12/2021		4,400	4,633
Genesys Telecommunications Laboratories			5.00%, 06/15/2045		9,931	9,668
Inc/Greeneden Lux 3 Sarl			5.63%, 02/26/2044		3,011	3,192
10.00%, 11/30/2024(f)	6,000	6,480	8.13%, 05/21/2024		4,115	5,185
Infor US Inc			10.38%, 01/28/2033		5,359	7,851
6.50%, 05/15/2022	20,700	21,243	Colombian TES
Informatica LLC			7.00%, 05/04/2022	COP 17,837,200		6,226
7.13%, 07/15/2023(f)	8,342	8,029	7.00%, 06/30/2032		4,781,400	1,623
MSCI Inc			Costa Rica Government International Bond
4.75%, 08/01/2026(f)	1,250	1,244	4.25%, 01/26/2023		$8,616	8,164
Open Text Corp			4.38%, 04/30/2025(f)		9,616	8,823
5.63%, 01/15/2023(f)	9,875	10,270	7.00%, 04/04/2044(f)		2,859	2,751
5.88%, 06/01/2026(f)	1,650	1,728	7.16%, 03/12/2045		13,437	13,071
PTC Inc			Croatia Government International Bond
6.00%, 05/15/2024	3,000	3,195	3.88%, 05/30/2022	EUR	4,500	5,234
Quintiles IMS Inc			5.50%, 04/04/2023(f)		$4,487	4,772
5.00%, 10/15/2026(f)	5,690	5,728	5.50%, 04/04/2023		4,694	4,992
RP Crown Parent LLC			6.00%, 01/26/2024(f)		12,593	13,782
7.38%, 10/15/2024(f)	13,100	13,755	6.38%, 03/24/2021(f)		5,524	6,042
Solera LLC / Solera Finance Inc			6.75%, 11/05/2019(f)		6,205	6,754
10.50%, 03/01/2024(f)	2,600	2,958	6.75%, 11/05/2019		1,021	1,111
Sophia LP / Sophia Finance Inc			Dominican Republic International Bond
9.00%, 09/30/2023(f)	9,750	10,335	5.50%, 01/27/2025		8,533	8,473
SS&C Technologies Holdings Inc			5.88%, 04/18/2024(f)		7,541	7,735
5.88%, 07/15/2023	7,598	7,902	5.95%, 01/25/2027(f)		6,271	6,271
Veritas US Inc / Veritas Bermuda Ltd			6.60%, 01/28/2024		9,218	9,863
7.50%, 02/01/2023(f)	5,130	4,899	6.85%, 01/27/2045		400	393
		$143,523	7.45%, 04/30/2044(f)		8,659	9,135
Sovereign - 11.59%			7.50%, 05/06/2021(f)		2,600	2,860
1MDB Global Investments Ltd			Ecuador Government International Bond
4.40%, 03/09/2023	15,100	13,956	7.95%, 06/20/2024		5,963	5,903
Angolan Government International Bond			7.95%, 06/20/2024(f)		2,157	2,135
9.50%, 11/12/2025(f)	9,099	8,686	9.65%, 12/13/2026(f)		10,884	11,483
			10.75%, 03/28/2022(f)		4,342	4,874

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)				Sovereign (continued)
Egypt Government International Bond				Lithuania Government International Bond
6.13%, 01/31/2022(f)		$7,254	$7,319	6.13%, 03/09/2021(f)		$3,060	$3,427
8.50%, 01/31/2047(f)		5,570	5,689	Mexican Bonos
El Salvador Government International Bond				5.75%, 03/05/2026(h)	MXN	66,571	2,841
5.88%, 01/30/2025		3,096	2,703	6.50%, 06/09/2022(h)		126,500	5,879
5.88%, 01/30/2025(f)		5,642	4,926	7.75%, 05/29/2031(h)		40,951	1,947
6.38%, 01/18/2027(f)		917	805	8.50%, 11/18/2038(h)		40,000	2,011
7.38%, 12/01/2019		381	382	10.00%, 11/20/2036(h)		34,478	1,979
7.75%, 01/24/2023		7,288	7,270	Mexico Government International Bond
8.25%, 04/10/2032		4,231	4,062	3.60%, 01/30/2025		$4,421	4,299
Ethiopia International Bond				4.00%, 10/02/2023		9,728	9,791
6.63%, 12/11/2024(f)		3,167	2,848	4.13%, 01/21/2026		8,004	8,028
Gabon Government International Bond				4.35%, 01/15/2047		4,456	3,849
6.38%, 12/12/2024(f)		3,084	2,831	4.60%, 01/23/2046		1,253	1,131
6.38%, 12/12/2024		2,762	2,536	Mongolia Government International Bond
6.95%, 06/16/2025(f)		7,429	6,882	5.13%, 12/05/2022(f)		1,215	1,053
Georgia Government International Bond				Montenegro Government International Bond
6.88%, 04/12/2021(f)		4,410	4,873	5.75%, 03/10/2021(f)	EUR	3,528	4,001
Ghana Government International Bond				Namibia International Bonds
7.88%, 08/07/2023(f)		4,565	4,457	5.25%, 10/29/2025(f)		$7,085	7,029
10.75%, 10/14/2030		2,480	2,923	Nigeria Government International Bond
10.75%, 10/14/2030(f)		3,603	4,246	6.38%, 07/12/2023		1,653	1,614
Honduras Government International Bond				6.75%, 01/28/2021		1,707	1,734
6.25%, 01/19/2027(f)		2,882	2,862	Oman Government International Bond
Hungary Government Bond				4.75%, 06/15/2026(f)		4,766	4,575
5.50%, 06/24/2025	HUF	1,566,840	6,386	Panama Government International Bond
Hungary Government International Bond				3.75%, 03/16/2025		4,586	4,632
5.38%, 02/21/2023		$40	44	3.88%, 03/17/2028		511	509
5.38%, 03/25/2024		4,355	4,780	6.70%, 01/26/2036		752	931
6.38%, 03/29/2021		8,114	9,085	8.13%, 04/28/2034		9,109	11,978
Indonesia Government International Bond				8.88%, 09/30/2027		2,019	2,811
3.38%, 04/15/2023(f)		8,375	8,235	9.38%, 04/01/2029		3,495	5,007
3.75%, 06/14/2028(f)	EUR	4,450	5,040	Panama Notas del Tesoro
4.13%, 01/15/2025		$4,853	4,881	4.88%, 02/05/2021		5,853	6,219
4.35%, 01/08/2027(f)		4,065	4,127	Paraguay Government International Bond
4.75%, 01/08/2026		12,255	12,830	4.63%, 01/25/2023(f)		3,834	3,893
4.75%, 01/08/2026(f)		4,975	5,209	5.00%, 04/15/2026(f)		572	588
5.13%, 01/15/2045		914	918	6.10%, 08/11/2044(f)		813	824
5.25%, 01/17/2042		6,075	6,219	Perusahaan Penerbit SBSN Indonesia III
5.25%, 01/08/2047(f)		5,655	5,791	4.55%, 03/29/2026(f)		5,185	5,315
5.88%, 01/15/2024		6,113	6,821	Peruvian Government International Bond
8.50%, 10/12/2035		5,482	7,610	5.70%, 08/12/2024(f)	PEN	14,166	4,344
Indonesia Treasury Bond				8.20%, 08/12/2026(f)		29,068	10,254
8.25%, 05/15/2036	IDR 116,244,000		8,752	8.75%, 11/21/2033		$1,575	2,335
8.75%, 05/15/2031		63,915,000	5,033	Republic of Angola Via Northern Lights III
Iraq International Bond				BV
5.80%, 01/15/2028(c)		$13,200	10,948	7.00%, 08/16/2019		4,139	4,220
Ivory Coast Government International Bond				Republic of Azerbaijan International Bond
5.38%, 07/23/2024(f)		2,772	2,623	4.75%, 03/18/2024(f)		20,059	19,967
5.75%, 12/31/2032(f)		4,812	4,456	4.75%, 03/18/2024		1,402	1,396
5.75%, 12/31/2032(h)		26,479	24,519	Republic of Cameroon International Bond
6.38%, 03/03/2028(f)		3,083	2,999	9.50%, 11/19/2025(f)		1,602	1,725
Jamaica Government International Bond				Republic of Poland Government Bond
8.00%, 03/15/2039		2,003	2,243	2.25%, 04/25/2022	PLN	28,902	6,901
Jordan Government International Bond				2.50%, 07/25/2026		17,000	3,819
5.75%, 01/31/2027(f)		1,679	1,600	Republic of Poland Government International
KazAgro National Management Holding JSC				Bond
4.63%, 05/24/2023(f)		4,255	4,037	4.00%, 01/22/2024		$2,938	3,032
Kazakhstan Government International Bond				5.00%, 03/23/2022		9,616	10,483
5.13%, 07/21/2025(f)		1,895	2,034	Republic of South Africa Government Bond
6.50%, 07/21/2045(f)		3,735	4,379	7.00%, 02/28/2031	ZAR	100,000	6,123
Kenya Government International Bond				8.75%, 01/31/2044		58,017	3,956
5.88%, 06/24/2019(f)		7,718	7,980	Republic of South Africa Government
6.88%, 06/24/2024		2,434	2,349	International Bond
6.88%, 06/24/2024(f)		1,179	1,138	4.30%, 10/12/2028		$7,565	7,106
6.88%, 06/24/2024(f)		2,500	2,413	4.67%, 01/17/2024		6,069	6,134
Lebanon Government International Bond				4.88%, 04/14/2026		2,493	2,508
5.45%, 11/28/2019		1,473	1,465	5.88%, 09/16/2025		11,268	12,147
6.25%, 11/04/2024		14,606	14,296	Republic of Suriname
6.60%, 11/27/2026		3,806	3,730	9.25%, 10/26/2026(f)		3,577	3,611
6.75%, 11/29/2027		3,680	3,641	Romania Government Bond
				5.80%, 07/26/2027	RON	15,300	4,186

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2017 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)					Supranational Bank - 0.31%
Romanian Government International Bond					Banque Ouest Africaine de Developpement
4.38%, 08/22/2023		$1,044	1,079		5.50%, 05/06/2021(f)		$7,641	$7,915
Russian Federal Bond - OFZ					Black Sea Trade & Development Bank
6.20%, 01/31/2018(h)	RUB	365,000	5,934		4.88%, 05/06/2021(f)		4,430	4,651
7.05%, 01/19/2028(h)		415,796	6,387		Eastern and Southern African Trade and
7.50%, 02/27/2019(h)		367,905	6,058		Development Bank
7.75%, 09/16/2026		506,328	8,203		6.38%, 12/06/2018		4,970	5,173
Russian Foreign Bond - Eurobond					European Bank for Reconstruction &
4.50%, 04/04/2022		$200	208		Development
4.75%, 05/27/2026		18,000	18,589		7.38%, 04/15/2019	IDR 40,000,000		2,990
4.88%, 09/16/2023		2,000	2,118		Inter-American Development Bank
5.00%, 04/29/2020(f)		12,294	13,124		7.25%, 07/17/2017		55,700,000	4,160
5.00%, 04/29/2020		3,000	3,202		International Bank for Reconstruction &
5.63%, 04/04/2042		4,800	5,201		Development
Saudi Government International Bond					5.75%, 10/28/2019	INR	103,000	1,518
3.25%, 10/26/2026(f)		2,185	2,085		International Finance Corp
Serbia International Bond					6.45%, 10/30/2018		500,170	7,459
4.88%, 02/25/2020		6,749	6,926					$33,866
5.88%, 12/03/2018		1,014	1,063		Telecommunications - 1.87%
5.88%, 12/03/2018(f)		2,713	2,845		Altice Luxembourg SA
7.25%, 09/28/2021		2,084	2,350		7.25%, 05/15/2022	EUR	4,700	5,397
7.25%, 09/28/2021(f)		3,315	3,738		CenturyLink Inc
Sri Lanka Government International Bond					5.63%, 04/01/2020		$2,450	2,585
5.13%, 04/11/2019(f)		248	252		5.63%, 04/01/2025		1,320	1,254
5.88%, 07/25/2022(f)		7,756	7,770		6.75%, 12/01/2023		2,970	3,055
6.13%, 06/03/2025(f)		179	172		7.50%, 04/01/2024		1,265	1,339
6.25%, 10/04/2020(f)		6,350	6,531		Columbus Cable Barbados Ltd
6.25%, 07/27/2021		18,118	18,518		7.38%, 03/30/2021(f)		6,018	6,394
Turkey Government International Bond					Comcel Trust via Comunicaciones Celulares
3.25%, 03/23/2023		14,803	13,216		SA
4.88%, 04/16/2043		8,993	7,333		6.88%, 02/06/2024(f)		3,561	3,730
5.13%, 03/25/2022		2,916	2,906		CommScope Technologies Finance LLC
5.63%, 03/30/2021		2,779	2,860		6.00%, 06/15/2025(f)		9,775	10,417
5.75%, 03/22/2024		3,923	3,952		Digicel Group Ltd
6.00%, 03/25/2027		14,210	14,327		7.13%, 04/01/2022(f)		20,123	16,090
6.00%, 01/14/2041		788	736		8.25%, 09/30/2020(f)		2,390	2,118
6.63%, 02/17/2045		2,213	2,231		eircom Finance DAC
6.88%, 03/17/2036		6,183	6,399		4.50%, 05/31/2022	EUR	3,300	3,714
7.00%, 03/11/2019		504	535		Frontier Communications Corp
7.00%, 06/05/2020		11,249	12,126		7.13%, 01/15/2023		$5,585	4,998
8.00%, 02/14/2034		6,768	7,766		10.50%, 09/15/2022		2,800	2,917
Ukraine Government International Bond					GTH Finance BV
7.75%, 09/01/2019(f)		279	277		6.25%, 04/26/2020(f)		920	972
7.75%, 09/01/2020		10,206	9,983		7.25%, 04/26/2023(f)		4,516	4,922
7.75%, 09/01/2020(f)		10,818	10,581		GTT Escrow Corp
7.75%, 09/01/2021(f)		12,445	12,028		7.88%, 12/31/2024(f)		10,060	10,538
7.75%, 09/01/2021		5,695	5,504		Hughes Satellite Systems Corp
7.75%, 09/01/2022(f)		11,749	11,226		7.63%, 06/15/2021		10,300	11,338
7.75%, 09/01/2023(f)		8,474	8,018		Intelsat Jackson Holdings SA
7.75%, 09/01/2024(f)		6,402	5,990		5.50%, 08/01/2023		4,865	3,405
7.75%, 09/01/2025(f)		4,718	4,388		8.00%, 02/15/2024(f)		2,870	2,978
7.75%, 09/01/2026		2,282	2,111		Koninklijke KPN NV
7.75%, 09/01/2027(f)		6,770	6,237		7.00%, 03/28/2073(f),(h)		400	432
Ukreximbank Via Biz Finance PLC					7.00%, 03/28/2073(h)		2,000	2,158
9.63%, 04/27/2022		5,315	5,233		Level 3 Financing Inc
Venezuela Government International Bond					5.13%, 05/01/2023		3,100	3,123
7.65%, 04/21/2025		10,114	4,691		6.13%, 01/15/2021		3,950	4,083
7.75%, 10/13/2019		7,175	4,323		Matterhorn Telecom Holding SA
7.75%, 10/13/2019		24,735	14,903		4.88%, 05/01/2023	EUR	4,595	5,067
9.38%, 01/13/2034		2,636	1,280		Millicom International Cellular SA
13.63%, 08/15/2018(c)		6,000	4,680		6.63%, 10/15/2021(f)		$3,631	3,794
Zambia Government International Bond					MTN Mauritius Investment Ltd
5.38%, 09/20/2022(f)		617	556		6.50%, 10/13/2026(f)		4,775	4,823
5.38%, 09/20/2022		8,575	7,726		Qualitytech LP/QTS Finance Corp
8.50%, 04/14/2024(f)		5,475	5,450		5.88%, 08/01/2022		6,170	6,286
8.97%, 07/30/2027(f)		985	984		Radiate Holdco LLC / Radiate Finance Inc
8.97%, 07/30/2027		200	200		6.63%, 02/15/2025(f),(i)		5,180	5,167
			$1,285,554		Sixsigma Networks Mexico SA de CV
Student Loan Asset Backed Securities - 0.03%					8.25%, 11/07/2021(f)		2,421	2,227
SMB Private Education Loan Trust 2016-B					Sprint Communications Inc
1.42%, 11/15/2023(f),(h)		3,734	3,743		6.00%, 11/15/2022		3,475	3,527
					7.00%, 03/01/2020(f)		3,500	3,802
					9.00%, 11/15/2018(f)		4,180	4,577

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2017 (unaudited)

	Principal			CREDIT LINKED STRUCTURED NOTES	Principal
BONDS (continued)	Amount (000's) Value (000's)			- 0.03%	Amount (000's) Value (000's)
Telecommunications (continued)				Sovereign - 0.03%
Sprint Corp				Republic of Iraq - Merrill Lynch
7.13%, 06/15/2024		$4,550	$4,755	2.56%, 01/07/2028(c),(e),(h)		$492,208	3,082
7.63%, 02/15/2025		650	697
7.88%, 09/15/2023		2,100	2,294	TOTAL CREDIT LINKED STRUCTURED NOTES			$3,082
Telecom Italia SpA/Milano				SENIOR FLOATING RATE INTERESTS - Principal
3.25%, 01/16/2023	EUR	3,750	4,215	7.17%	Amount (000's) Value (000's)
3.63%, 05/25/2026		1,000	1,098	Agriculture - 0.33%
Telefonica Celular del Paraguay SA				North Atlantic Trading Co Inc, Term Loan B
6.75%, 12/13/2022(f)		$2,455	2,535	9.25%, 01/13/2020(h)		$7,010	$6,952
Telefonica Europe BV				NVA Holdings Inc/United States, Term Loan
4.20%, 12/31/2049(g),(h)	EUR	4,000	4,448	8.00%, 08/08/2022(h)		11,521	11,521
T-Mobile USA Inc				8.00%, 08/08/2022(h)		17,979	17,979
6.00%, 03/01/2023		$5,310	5,615				$36,452
6.00%, 04/15/2024		5,800	6,163	Automobile Manufacturers - 0.05%
6.50%, 01/15/2026		9,800	10,768	Navistar Inc, Term Loan B
ViaSat Inc				6.50%, 08/06/2020(h)		5,034	5,097
6.88%, 06/15/2020		4,800	4,932
Wind Acquisition Finance SA				Automobile Parts & Equipment - 0.08%
4.75%, 07/15/2020(f)		400	407	BBB Industries US Holdings Inc, Term Loan
7.00%, 04/23/2021	EUR	4,650	5,228	B
7.00%, 04/23/2021(f)		1,940	2,181	6.00%, 11/03/2021(h)		2,163	2,163
7.38%, 04/23/2021(f)		$4,670	4,856	Mavis Tire Supply LLC, Term Loan C
			$207,419	6.25%, 11/02/2020(c),(e),(h)		7,043	6,517
Transportation - 0.35%							$8,680
BNSF Funding Trust I				Building Materials - 0.04%
6.61%, 12/15/2055(h)		4,610	5,267	GYP Holdings III Corp, Term Loan
Lima Metro Line 2 Finance Ltd				4.54%, 04/01/2021(h)		4,391	4,418
5.88%, 07/05/2034(f)		2,075	2,202
Navios Maritime Acquisition Corp / Navios				Chemicals - 0.11%
Acquisition Finance US Inc				Alpha 3 BV, Term Loan B1
8.13%, 11/15/2021(f)		8,228	7,467	0.00%, 01/31/2024(h),(l)		480	482
Pelabuhan Indonesia II PT				Royal Holdings Inc/IN, Term Loan
4.25%, 05/05/2025(f)		7,420	7,213	8.50%, 06/12/2023(h)		11,870	11,900
5.38%, 05/05/2045(f)		7,805	7,200				$12,382
Pelabuhan Indonesia III Persero PT				Commercial Services - 0.02%
4.88%, 10/01/2024(f)		1,815	1,856	Eagle Bidco Ltd, Term Loan B
XPO Logistics Inc				4.92%, 05/12/2022(h)	GBP	600	752
5.75%, 06/15/2021	EUR	4,162	4,717	Washington Inventory Service, Term Loan
6.13%, 09/01/2023(f)		$2,450	2,530	0.00%, 06/18/2019(a),(c),(h)		$6,800	1,360
			$38,452				$2,112
Trucking & Leasing - 0.11%				Computers - 0.06%
Park Aerospace Holdings Ltd				Optiv Security Inc, Term Loan
5.25%, 08/15/2022(f),(i)		5,305	5,437	0.00%, 01/13/2025(h),(l)		6,960	7,064
5.50%, 02/15/2024(f),(i)		6,180	6,347
			$11,784	Distribution & Wholesale - 0.05%
				ABB Con-Cise Optical Group LLC, Term
TOTAL BONDS		$6,643,738		Loan B
	Principal			6.00%, 06/15/2023(h)		2,793	2,814
CONVERTIBLE BONDS - 0.20%	Amount (000's) Value (000's)			HBC Holdings LLC, Term Loan B
Coal- 0.15%				6.75%, 03/30/2020(c),(e),(h)		3,071	2,994
Foresight Energy LLC / Foresight Energy							$5,808
Finance Corp				Diversified Financial Services - 0.02%
15.00%, PIK 15.00%, 10/03/2017(d),(j)		15,379	16,302	LPL Holdings Inc, Term Loan B
				4.81%, 11/21/2022(h)		1,881	1,886
Mining - 0.01%
Mirabela Nickel Ltd				Electric - 0.08%
9.50%, PIK 9.50%, 06/24/2019(c),(e),(f),(j)		6,966	1,393	Invenergy Thermal Operating I LLC, Term
				Loan B
Oil & Gas - 0.02%				6.50%, 10/19/2022(h)		5,992	5,753
SandRidge Energy Inc				Panda Liberty LLC, Term Loan B1
0.00%, 10/04/2020(a),(c)		1,802	1,970	7.50%, 08/21/2020(h)		2,280	2,246
				Panda Temple Power II LLC, Term Loan B
Software - 0.02%				7.25%, 04/03/2019(h)		842	767
Aspect Software Inc							$8,766
3.00%, PIK 3.09%, 05/25/2023(e),(j)		3,690	2,201
				Electronics - 0.23%
				CPI Buyer LLC, Term Loan
TOTAL CONVERTIBLE BONDS			$21,866	8.50%, 07/18/2022(c),(h)		10,160	9,449
				Linxens France SA, Term Loan
				9.50%, 07/31/2023(h)		15,795	15,703
							$25,152

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)
Engineering & Construction - 0.00%				Internet (continued)
NANA Development Corp, Term Loan B				Ancestry.com Operations Inc, Term Loan B
8.00%, 03/15/2018(c),(h)		$375	$360	9.25%, 10/14/2024(h)	$12,540	$12,838
				EIG Investors Corp, Term Loan B
Entertainment - 0.34%				6.48%, 11/09/2019(h)	3,439	3,437
Cyan Blue Holdco 3 Ltd, Term Loan B				ProQuest LLC, Term Loan B
6.15%, 02/25/2022(h)	GBP	7,700	9,775	5.75%, 10/24/2021(h)	3,438	3,456
Delta 2 Lux Sarl, Term Loan B				Zayo Group LLC, Delay-Draw Term Loan
8.07%, 07/29/2022(h)		$23,834	23,924	B3-DD
Lions Gate Entertainment Corp, Term Loan				0.00%, 01/12/2024(h),(l)	110	111
B				Zayo Group LLC, Term Loan B2
3.77%, 10/13/2023(h)		3,895	3,915	3.50%, 01/12/2024(h)	230	232
			$37,614			$51,686
Environmental Control - 0.13%				Iron & Steel - 0.09%
Infiltrator Systems Integrated LLC, Term				Miami Valley Steel Services Inc, Term Loan
Loan				10.50%, 01/20/2023(c),(e),(h)	4,590	4,590
9.75%, 05/19/2023(h)		14,000	14,018	Optima Specialty Steel Inc, Term Loan
				11.04%, 10/31/2017(c),(e),(h)	5,203	5,203
Food- 0.05%						$9,793
American Seafoods Group LLC, Term Loan				Leisure Products & Services - 0.11%
6.00%, 08/19/2021(c),(h)		3,051	3,051	Equinox Holdings Inc, Term Loan
CTI Foods Holding Co LLC, Term Loan				9.75%, 05/16/2020(h)	12,500	12,594
8.25%, 06/28/2021(h)		3,360	3,024
			$6,075	Lodging - 0.19%
Healthcare - Products - 0.15%				Parq Holdings LP, Term Loan
CareCore National LLC, Term Loan				8.50%, 12/04/2020(h)	21,521	21,413
5.50%, 03/05/2021(h)		4,706	4,683
Hanger Inc, Term Loan				Machinery - Diversified - 0.14%
11.50%, 08/01/2019(h)		11,370	11,398	CPM Holdings Inc, Term Loan
Kinetic Concepts Inc, Term Loan B				10.25%, 12/02/2022(h)	15,470	15,431
0.00%, 02/01/2024(e),(h),(l)		745	741
			$16,822	Media- 0.04%
Healthcare - Services - 0.83%				McGraw-Hill Global Education Holdings
Heartland Dental LLC, Term Loan				LLC, Term Loan
9.75%, 06/20/2019(h)		37,000	36,168	5.00%, 05/04/2022(h)	2,587	2,450
MPH Acquisition Holdings LLC, Term Loan				SFR Group SA, Term Loan B7
B				5.29%, 01/08/2024(h)	2,481	2,507
5.00%, 05/25/2023(h)		2,181	2,211			$4,957
Opal Acquisition Inc, Term Loan B				Mining - 0.15%
5.00%, 11/20/2020(h)		15,422	14,362	Fairmount Santrol Inc, Term Loan B2
US Renal Care Inc, Term Loan				4.50%, 09/05/2019(h)	17,437	17,006
9.00%, 11/17/2023(h)		11,400	10,488
9.00%, 11/17/2023(h)		31,120	28,630	Miscellaneous Manufacturers - 0.06%
			$91,859	UTEX Industries Inc, Term Loan
Holding Companies - Diversified - 0.07%				8.25%, 05/16/2022(h)	4,150	3,376
Spirit Retail Bidco Ltd, Term Loan				UTEX Industries Inc, Term Loan B
4.77%, 07/01/2021(c),(e),(h)		7,730	7,575	5.00%, 05/14/2021(h)	3,315	3,116
						$6,492
Home Furnishings - 0.00%				Oil & Gas - 0.10%
Targus Group International Inc, PIK Term				California Resources Corp, Term Loan
Loan				11.37%, 12/31/2021(h)	3,215	3,615
14.75%, PIK 15.00%, 12/31/2019(c),(h),(j)		260	195	Chesapeake Energy Corp, Term Loan 1.5
14.75%, PIK 15.00%, 12/31/2019(c),(h),(j)		87	82	8.50%, 08/17/2021(h)	4,180	4,570
Targus Group International Inc, Term Loan B				Petrochoice Holdings Inc, Term Loan
0.00%, 11/02/2016(c),(e),(h)		880	—	6.00%, 08/19/2022(h)	2,469	2,475
			$277			$10,660
Insurance - 0.66%				Packaging & Containers - 0.23%
Asurion LLC, Term Loan				Berlin Packaging LLC, Term Loan
8.50%, 02/19/2021(h)		15,775	15,992	7.75%, 09/23/2022(h)	17,050	17,263
8.50%, 02/19/2021(h)		33,014	33,468	FPC Holdings Inc, Term Loan
Hyperion Insurance Group Ltd, Term Loan B				9.25%, 05/15/2020(c),(h)	9,400	8,249
5.50%, 04/29/2022(h)		5,581	5,586			$25,512
Lonestar Intermediate Super Holdings LLC,				Pharmaceuticals - 0.82%
PIK Term Loan				9089969 Canada Inc, Term Loan A2
10.00%, PIK 10.75%, 08/10/2021(h),(j)		14,460	15,057	6.00%, 12/23/2021(h)	902	897
10.00%, PIK 10.75%, 08/10/2021(h),(j)		2,725	2,837	BioScrip Inc, Delay-Draw Term Loan B-DD
			$72,940	9.25%, 07/22/2020(c),(h)	6,758	6,454
Internet - 0.46%				BioScrip Inc, Revolving Loan
Accuvant Inc, Term Loan				8.00%, 07/31/2018(c),(h)	3,992	3,688
10.00%, 01/30/2023(h)		27,705	27,682	BioScrip Inc, Term Loan
Accuvant Inc, Term Loan B				10.00%, 07/31/2018(h)	6,450	5,958
6.25%, 01/28/2022(h)		3,930	3,930	BioScrip Inc, Term Loan B
				9.25%, 06/05/2020(c),(h)	11,263	10,756

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS		Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)			Trucking & Leasing - 0.01%
Genoa a QoL Healthcare Co LLC, Term			Avolon TLB Borrower 1 Luxembourg Sarl,
Loan			Term Loan B2
9.00%, 10/25/2024(h)	$18,060	$18,240		0.00%, 01/20/2022(h),(l)	$1,695	$1,717
Lanai Holdings III Inc, Term Loan
9.50%, 08/14/2023(c),(h)	25,190	24,686	TOTAL SENIOR FLOATING RATE INTERESTS			$796,676
Packaging Coordinators Midco Inc, Term			U.S. GOVERNMENT & GOVERNMENT		Principal
Loan			AGENCY OBLIGATIONS - 1.03%	Amount (000's)		Value(000	's)
9.75%, 06/29/2024(h)	21,670	21,020	Federal Home Loan Mortgage Corporation (FHLMC) - 0.05%
		$91,699		5.00%, 12/01/2035	$5,637	$6,270
REITS- 0.03%
Americold Realty Operating Partnership LP,			Federal National Mortgage Association (FNMA) - 0.89%
Term Loan B				2.50%, 02/01/2032(m)	10,000	10,000
4.75%, 12/01/2022(h)	2,893	2,940		3.00%, 02/01/2047(m)	10,000	9,898
				3.50%, 10/01/2044(n)	9,872	10,117
Retail - 0.32%				3.50%, 08/01/2045	18,230	18,678
99 Cents Only Stores LLC, Term Loan B2				3.50%, 04/01/2046	9,292	9,502
4.50%, 01/11/2019(h)	8,847	7,509		4.00%, 04/01/2046	13,476	14,231
BJ's Wholesale Club Inc, Term Loan				4.50%, 01/01/2044	1,973	2,129
0.00%, 01/27/2025(h),(l)	7,900	7,979		4.50%, 02/01/2044	4,099	4,436
Nautilus Merger Sub Inc, Term Loan				4.50%, 03/01/2044	4,975	5,388
6.75%, 03/11/2022(h)	13,312	12,899		4.50%, 12/01/2044	8,134	8,835
Nellson Nutraceutical LLC, Term Loan A1				5.00%, 03/01/2039	4,702	5,259
6.00%, 12/23/2021(h)	1,451	1,444				$98,473
PFS Holding Corp, Term Loan			Government National Mortgage Association (GNMA) - 0.09%
8.25%, 01/31/2022(h)	1,750	1,617		3.00%, 02/01/2047	10,000	10,086
Sears Roebuck Acceptance Corp, Term Loan
B			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.48%, 06/30/2018(h)	5	5	OBLIGATIONS			$114,829
SRS Distribution Inc, Term Loan			TOTAL PURCHASED OPTIONS - 0.00%			$299
9.75%, 02/25/2023(h)	4,170	4,305	Total Investments			$11,051,731
		$35,758	Other Assets and Liabilities - 0.48%			$53,673
Software - 0.82%			TOTAL NET ASSETS - 100.00%			$11,105,404
Air Newco LLC, Term Loan
10.50%, 01/31/2023(h)	5,100	4,582
Air Newco LLC, Term Loan B			(a)	Non-Income Producing Security
6.50%, 01/31/2022(h)	4,520	4,327	(b)	Security or a portion of the security was pledged to cover margin
Evergreen Skills Lux Sarl, Term Loan				requirements for options contracts. At the end of the period, the value of
5.83%, 04/23/2021(h)	24,105	21,905		these securities totaled $264,648 or 2.38% of net assets.
5.84%, 04/28/2021(h)	1,608	1,461	(c)	Security is Illiquid. At the end of the period, the value of these securities
9.33%, 04/28/2022(h)	20,327	14,703		totaled $277,626 or 2.50% of net assets.
Genesys Telecommunications Laboratories			(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Inc, Term Loan B				information.
6.25%, 11/17/2023(h)	3,500	3,529	(e)	Fair value of these investments is determined in good faith by the Manager
Informatica LLC, Term Loan B				under procedures established and periodically reviewed by the Board of
4.50%, 06/03/2022(h)	1,975	1,967		Directors. Inputs used in the valuation may be unobservable; however, not
Kronos Inc/MA, Term Loan				all securities are included in Level 3 of the fair value hierarchy. At the end
9.25%, 10/18/2024(h)	3,550	3,664		of the period, the fair value of these securities totaled $217,046 or 1.95%
Magic Newco LLC, Term Loan				of net assets.
12.00%, 06/12/2019(h)	10,000	10,583	(f)	Security exempt from registration under Rule 144A of the Securities Act of
SolarWinds Holdings Inc, Term Loan B				1933. These securities may be resold in transactions exempt from
5.50%, 02/03/2023(h)	2,189	2,191		registration, normally to qualified institutional buyers. At the end of the
Solera LLC, Term Loan B				period, the value of these securities totaled $3,293,111 or 29.65% of net
5.75%, 03/03/2023(h)	6,402	6,467		assets.
Veritas US Inc, Term Loan B1			(g)	Perpetual security. Perpetual securities pay an indefinite stream of
6.63%, 01/27/2023(h)	16,277	15,417		interest, but they may be called by the issuer at an earlier date.
		$90,796	(h)	Variable Rate. Rate shown is in effect at January 31, 2017.
Sovereign - 0.14%			(i)	Security purchased on a when-issued basis.
Brazil ECA, Term Loan			(j)	Payment in kind; the issuer has the option of paying additional securities
6.25%, 01/10/2018(c),(e),(h)	7,500	7,534		in lieu of cash.
6.25%, 01/10/2018(e),(h)	7,500	7,534	(k)	Security is an Interest Only Strip
		$15,068	(l)	This Senior Floating Rate Note will settle after January 31, 2017, at which
Telecommunications - 0.16%				time the interest rate will be determined.
GTT Communications Inc, Term Loan			(m)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
5.00%, 12/13/2023(h),(l)	1,963	1,987		Notes to Financial Statements for additional information.
Masergy Communications Inc, Term Loan			(n)	Security or a portion of the security was pledged to cover margin
9.50%, 12/16/2024(h)	15,090	15,241		requirements for futures contracts. At the end of the period, the value of
Radiate Holdco LLC, Term Loan				these securities totaled $464 or 0.00% of net assets.
0.00%, 12/09/2023(h),(l)	565	569
		$17,797

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2017 (unaudited)

Portfolio Summary (unaudited)

Country	Percent
United States	61.18%
United Kingdom	3.01%
Canada	2.43%
Netherlands	2.35%
Luxembourg	2.19%
France	2.05%
Japan	1.99%
Mexico	1.78%
Argentina	1.64%
Australia	1.35%
Indonesia	1.19%
Brazil	1.05%
Cayman Islands	0.97%
Germany	0.95%
Turkey	0.89%
Colombia	0.71%
Ukraine	0.69%
Russian Federation	0.63%
Hong Kong	0.62%
Switzerland	0.60%
Spain	0.56%
Venezuela	0.47%
Italy	0.45%
Dominican Republic	0.44%
South Africa	0.44%
Bermuda	0.43%
Supranational	0.42%
Croatia	0.37%
Kazakhstan	0.36%
Panama	0.34%
Costa Rica	0.33%
Cote d'Ivoire	0.31%
Sri Lanka	0.31%
Azerbaijan	0.29%
Jersey, Channel Islands	0.29%
Sweden	0.25%
Korea, Republic Of	0.25%
Singapore	0.24%
Chile	0.24%
Virgin Islands, British	0.23%
Ecuador	0.22%
Peru	0.21%
China	0.21%
Poland	0.21%
Lebanon	0.20%
Taiwan, Province Of China	0.20%
Ireland	0.19%
El Salvador	0.18%
Hungary	0.18%
Finland	0.16%
Serbia	0.15%
Iraq	0.13%
Zambia	0.13%
Angola	0.12%
Kenya	0.12%
Egypt	0.12%
Marshall Islands	0.12%
Ghana	0.11%
Gabon	0.11%
Austria	0.10%
Jersey	0.09%
Bahrain	0.08%
Paraguay	0.07%
Barbados	0.06%
Namibia	0.06%
Romania	0.05%
Mauritius	0.05%
India	0.04%
Georgia	0.04%
Guernsey	0.04%
Montenegro	0.04%
Oman	0.04%
Thailand	0.04%
Ethiopia	0.03%

Portfolio Summary (unaudited) (continued)

Country	Percent
Lithuania	0.03%
Malaysia	0.03%
Belgium	0.03%
Nigeria	0.03%
Suriname	0.03%
Honduras	0.03%
Trinidad And Tobago	0.02%
Saudi Arabia	0.02%
Jamaica	0.02%
Cameroon	0.02%
Mongolia	0.01%
Morocco	0.01%
Jordan	0.01%
Bahamas	0.01%
New Zealand	0.01%
Norway	0.01%
Purchased Options	0.00%
Other Assets and Liabilities	0.48%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2017 (unaudited)

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Aspect Software Inc	05/25/2016	$3,513	$6,569	0.06%
Cengage Learning Holdings II Inc	03/31/2014	1,099	396	0.00%
Foresight Energy LLC / Foresight Energy Finance Corp	08/30/2016	11,544	16,302	0.15%
Foresight Energy LLC / Foresight Energy Finance Corp - Warrants	08/30/2016	—	2,559	0.02%
Material Sciences Corp	12/22/2016	18,405	18,759	0.17%
Material Sciences Corp - Warrants	12/22/2016	2,011	1,516	0.01%
Optima Specialty Steel	01/20/2015	14,740	13,433	0.12%
Targus Group International Inc	03/15/2016	154	116	0.00%

Amounts in thousands

Credit Default Swaps

Sell Protection
Implied
Credit Spread	(Pay)/	Upfront	Unrealized
as of January	Receive	Expiration	Notional	Premiums	Appreciation/	Fair Value (c)
Counterparty (Issuer)	Reference Entity	31, 2017	(a)	Fixed Rate	Date	Amount (b)	Paid/(Received)	(Depreciation)	Asset	Liability
JP Morgan Chase	Mexico Government	2.30%	1.00%	06/20/2026	$5,300	$(486)	$(44)	$—	$(530)
International Bond
Total	$(486)	$(44)	$—	$(530)

Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $5,300.

(c) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	02/28/2017	EUR	929,850	$995	$1,005	$10	$—
Bank of New York Mellon	03/09/2017	EUR	3,950,000	4,150	4,269	119	—
JPMorgan Chase	02/10/2017	EUR	125,609,039	134,558	135,629	1,071	—
JPMorgan Chase	02/10/2017	GBP	22,006,100	27,574	27,686	112	—
JPMorgan Chase	02/10/2017	JPY	373,677,700	3,299	3,310	11	—
JPMorgan Chase	02/28/2017	PLN	30,975,594	7,645	7,735	90	—
JPMorgan Chase	03/02/2017	KRW	3,433,499,990	2,917	2,981	64	—
JPMorgan Chase	03/10/2017	EUR	20,783,961	22,465	22,465	—	—
Toronton Dominion Bank	02/28/2017	MXN	383,587,535	18,158	18,336	178	—
Toronton Dominion Bank	02/28/2017	TRY	17,245,906	4,529	4,543	14	—
Total						$1,669	$—
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	02/28/2017	EUR	15,898,250	$17,048	$17,176	$—	$(128)
Bank of New York Mellon	03/09/2017	EUR	3,950,000	4,216	4,269	—	(53)
Goldman Sachs & Co	03/30/2017	EUR	18,600,000	19,426	20,128	—	(702)
Goldman Sachs & Co	03/30/2017	GBP	9,800,000	12,007	12,343	—	(336)
HSBC Securities Inc	02/28/2017	GBP	4,901,443	6,160	6,168	—	(8)
JPMorgan Chase	02/06/2017	EUR	207,383,306	221,384	223,899	—	(2,515)
JPMorgan Chase	02/10/2017	EUR	125,403,794	133,041	135,407	89	(2,455)
JPMorgan Chase	02/10/2017	GBP	22,006,100	27,156	27,686	—	(530)
JPMorgan Chase	02/10/2017	JPY	373,677,700	3,202	3,310	—	(108)
JPMorgan Chase	03/02/2017	KRW	3,495,504,009	3,019	3,035	—	(16)
JPMorgan Chase	03/10/2017	EUR	100,469,900	108,195	108,595	—	(400)
JPMorgan Chase	03/10/2017	GBP	17,919,100	22,465	22,554	—	(89)
JPMorgan Chase	03/10/2017	JPY	349,063,000	3,085	3,095	—	(10)
Total						$89	$(7,350)

Amounts in thousands except contracts

See accompanying notes.

		Schedule of Investments
Global Diversified Income Fund
January 31, 2017 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
US 2 Year Note; March 2017	Short	200		$43,387	$43,359	$28
US 5 Year Note; March 2017	Short	145		17,137	17,091	46
Total						$74

Amounts in thousands except contracts

Options

				Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price Expiration Date		Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$2,330.00	02/13/2017	834	$123	$50	$(73)
Call - S&P 500 Index	$2,340.00	02/06/2017	893	315	—	(315)
Put - S&P 500 Index	$2,210.00	02/13/2017	834	793	222	(571)
Put - S&P 500 Index	$2,210.00	02/06/2017	893	655	27	(628)
Total				$1,886	$299	$(1,587)

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price Expiration Date		Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - Consumer Discretionary Select Sector	$82.00	02/20/2017	504	$(121)	$(158)	$(37)
SPDR Fund
Call - Health Care Select Sector SPDR Fund	$70.00	02/20/2017	20,103	(1,835)	(1,995)	(160)
Call - iShares MSCI EAFE ETF	$54.00	03/20/2017	16,802	(7,141)	(9,655)	(2,514)
Call - iShares MSCI Emerging Markets ETF	$31.00	03/20/2017	7,500	(2,701)	(4,790)	(2,089)
Call - iShares MSCI Emerging Markets ETF	$34.50	04/24/2017	12,580	(3,333)	(4,171)	(838)
Call - iShares MSCI Emerging Markets ETF	$35.00	02/21/2017	4,037	(466)	(967)	(501)
Call - iShares U.S. Real Estate ETF	$76.00	02/20/2017	1,720	(332)	(276)	56
Call - Russell 2000 Index	$1,460.00	04/03/2017	1,000	(408)	(458)	(50)
Call - Russell 2000 Index	$1,340.00	03/01/2017	150	(864)	(588)	276
Call - Russell 2000 Index	$1,360.00	02/21/2017	700	(2,829)	(1,407)	1,422
Call - Russell 2000 Index	$1,320.00	02/20/2017	705	(3,158)	(3,452)	(294)
Call - Russell 2000 Index	$1,380.00	02/21/2017	1,600	(5,595)	(1,725)	3,870
Call - S&P 100 Index	$920.00	02/21/2017	1,500	(8,237)	(12,759)	(4,522)
Call - S&P 500 Index	$2,315.00	02/13/2017	834	(229)	(123)	106
Call - S&P 500 Index	$2,325.00	02/06/2017	893	(515)	(3)	512
Call - Utilities Select Sector SPDR Fund	$47.00	02/21/2017	32,454	(6,628)	(7,408)	(780)
Put - S&P 500 Index	$2,260.00	02/20/2017	220	(420)	(278)	142
Put - S&P 500 Index	$2,225.00	02/06/2017	893	(828)	(45)	783
Put - S&P 500 Index	$2,225.00	02/13/2017	834	(994)	(288)	706
Total				$(46,634)	$(50,546)	$(3,912)

Amounts in thousands except contracts

See accompanying notes.

     Schedule of Investments Global Real Estate Securities Fund January 31, 2017 (unaudited)

COMMON STOCKS - 99.38%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Lodging - 1.12%				REITS (continued)
Hilton Grand Vacations Inc (a)	64,373	$1,888		Park Hotels & Resorts Inc	86,147	$2,338
Hilton Worldwide Holdings Inc	270,438	15,572		Physicians Realty Trust	757,993	14,061
		$17,460		PLA Administradora Industrial S de RL de CV	4,272,330	5,847
Real Estate - 20.03%				(a)
Aeon Mall Co Ltd	737,200	10,684		Prologis Inc	736,722	35,989
CapitaLand Ltd	4,851,100	11,321		Prologis Property Mexico SA de CV	4,090,690	5,636
Castellum AB	867,675	11,953		Public Storage	82,217	17,677
CBRE Group Inc (a)	301,699	9,160		Regency Centers Corp	178,682	12,459
China Resources Land Ltd	2,502,000	6,189		Rexford Industrial Realty Inc	328,401	7,458
Deutsche Wohnen AG	1,640,038	53,494		Saul Centers Inc	181,996	11,555
Fabege AB	865,911	14,745		Scentre Group	7,031,276	23,463
Hongkong Land Holdings Ltd	2,581,014	17,432		Segro PLC	4,535,051	26,344
Inmobiliaria Colonial SA	705,028	5,182		Senior Housing Properties Trust	694,769	13,235
Mitsubishi Estate Co Ltd	621,000	11,820		Simon Property Group Inc	489,191	89,899
Mitsui Fudosan Co Ltd	1,991,793	45,985		SL Green Realty Corp	238,148	25,951
New World Development Co Ltd	16,575,000	19,124		Spirit Realty Capital Inc	1,310,599	13,787
Sponda OYJ	2,143,737	9,744		STAG Industrial Inc	55,929	1,294
Sun Hung Kai Properties Ltd	3,340,577	45,970		STORE Capital Corp	827,316	19,574
TLG Immobilien AG	586,857	11,153		Sun Communities Inc	246,051	19,379
Tokyo Tatemono Co Ltd	637,500	8,443		Sunstone Hotel Investors Inc	1,330,885	19,591
UNITE Group PLC/The	1,804,614	13,320		Tanger Factory Outlet Centers Inc	144,485	4,940
Wihlborgs Fastigheter AB	363,344	6,936		Unibail-Rodamco SE	56,598	13,043
		$312,655		United Urban Investment Corp	8,991	14,341
REITS - 76.89%				Vornado Realty Trust	67,911	7,220
Agree Realty Corp	129,315	6,065		Welltower Inc	593,552	39,352
Alexandria Real Estate Equities Inc	191,533	21,226				$1,200,358
American Campus Communities Inc	217,473	10,574		Software - 0.89%
American Tower Corp	134,266	13,897		InterXion Holding NV (a)	358,914	13,793
Apartment Investment & Management Co	596,676	26,295
Ascendas Real Estate Investment Trust	5,458,400	9,531		Storage & Warehousing - 0.45%
AvalonBay Communities Inc	255,539	44,287		Safestore Holdings PLC	1,514,643	7,070
Big Yellow Group PLC	510,255	4,410
Boston Properties Inc	257,172	33,664		TOTAL COMMON STOCKS		$1,551,336
Brixmor Property Group Inc	156,410	3,774		INVESTMENT COMPANIES - 0.63%	Shares Held	Value(000	's)
Canadian Apartment Properties REIT	339,200	8,269		Money Market Funds - 0.63%
Colony Starwood Homes	324,131	10,194		Morgan Stanley Institutional Liquidity Funds -	9,889,713	9,890
CoreSite Realty Corp	19,090	1,644		Government Portfolio
Crown Castle International Corp	169,054	14,848
CubeSmart	818,895	20,579		TOTAL INVESTMENT COMPANIES		$9,890
Daiwa Office Investment Corp	627	3,299		Total Investments		$1,561,226
Dexus Property Group	4,831,275	32,912		Other Assets and Liabilities - (0.01)%		$(160)
Duke Realty Corp	815,116	19,832		TOTAL NET ASSETS - 100.00%		$1,561,066
Education Realty Trust Inc	262,161	10,541
EPR Properties	171,805	12,708
Equinix Inc	64,740	24,924		(a) Non-Income Producing Security
Equity One Inc	676,447	21,098
Equity Residential	209,595	12,737
Essex Property Trust Inc	192,639	43,209
Extra Space Storage Inc	356,966	25,719		Portfolio Summary (unaudited)
Federal Realty Investment Trust	36,799	5,168		Country		Percent
First Industrial Realty Trust Inc	348,805	9,017		United States		54.19%
Frasers Logistics & Industrial Trust	2,968,762	1,979		Japan		11.67%
Gecina SA	102,074	13,163		Hong Kong		7.94%
GGP Inc	783,735	19,468		Australia		6.21%
Goodman Group	5,181,059	27,207		United Kingdom		4.88%
Hoshino Resorts REIT Inc	1,179	6,297		Germany		4.14%
Host Hotels & Resorts Inc	430,507	7,779		France		2.81%
Hudson Pacific Properties Inc	200,780	7,110		Sweden		2.15%
Industrial & Infrastructure Fund Investment	1,334	6,228		Singapore		1.73%
Corp				Spain		1.52%
Japan Hotel REIT Investment Corp	19,336	13,554		Netherlands		0.89%
Japan Logistics Fund Inc	7,660	16,164		Mexico		0.73%
Japan Retail Fund Investment Corp	9,831	21,019		Finland		0.62%
Kenedix Retail REIT Corp	3,541	8,534		Canada		0.53%
Kilroy Realty Corp	276,987	20,732		Other Assets and Liabilities		(0.01)%
Kite Realty Group Trust	273,650	6,573		TOTAL NET ASSETS		100.00%
Klepierre	465,163	17,664
Land Securities Group PLC	2,006,223	25,143
Link REIT	5,147,500	35,176
Mapletree Commercial Trust	3,686,800	4,011
Merlin Properties Socimi SA	1,657,635	18,567
Mirvac Group	8,757,328	13,490
Nomura Real Estate Master Fund Inc	10,042	15,646

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 3.98%		Shares Held	Value(000	's)	Principal
Money Market Funds - 3.98%					BONDS (continued)	Amount (000's) Value (000's)
Goldman Sachs Financial Square Funds -		62,697,059	$62,697		Home Equity Asset Backed Securities - 0.45%
Government Fund					ACE Securities Corp Mortgage Loan Trust
					Series 2007-D1
TOTAL INVESTMENT COMPANIES			$62,697		6.93%, 02/25/2038(e)	$7,200	$7,047
		Principal
BONDS- 28.32%		Amount (000's)	Value(000	's)	Mortgage Backed Securities - 19.52%
Automobile Asset Backed Securities - 0.25%					Citigroup Mortgage Loan Trust 2014-A
					5.46%, 01/25/2035(a),(e)	5,994	6,313
AmeriCredit Automobile Receivables Trust
2016-3					Citigroup Mortgage Loan Trust 2015-PS1
2.24%, 04/08/2022(a)		$4,000	$3,960		5.25%, 09/25/2042(a),(e)	8,101	8,441
					CSMC Trust 2015-1
					3.96%, 01/25/2045(a),(e)	7,881	7,790
Commercial Mortgage Backed Securities - 7.68%
CD 2017-CD3 Mortgage Trust					Fannie Mae Interest Strip
3.98%, 02/10/2050(a),(b),(c)		3,500	3,605		3.50%, 12/25/2043(d)	6,307	1,135
					7.00%, 04/25/2024(a),(d)	47	8

					Fannie Mae REMICS
Citigroup Commercial Mortgage Trust 2013-GC17					1.37%, 04/25/2027(a)	12	12
4.54%, 11/10/2046		6,363	6,832		1.84%, 03/25/2046(a),(d)	41,025	2,292
Citigroup Commercial Mortgage Trust 2016-GC36					1.92%, 04/25/2045(a),(d)	36,028	2,175
4.76%, 02/10/2049(a)		3,500	3,555		1.93%, 11/25/2044(a),(d)	33,221	2,180
COMM 2014-UBS4 Mortgage Trust					1.93%, 05/25/2046(a),(d)	64,453	3,585
4.62%, 08/10/2047 (a)		5,000	5,034		1.93%, 07/25/2056(a),(d)	52,737	3,380
Ginnie Mae					1.94%, 06/25/2045(a),(d)	51,504	3,247
0.38%, 10/16/2053(a),(d)		15,842	682		1.96%, 08/25/2044(a),(d)	49,196	3,070
0.57%, 06/16/2052(a),(d)		34,654	1,147		1.96%, 12/25/2045(a),(d)	14,286	900
0.57%, 12/16/2053(a),(d)		35,097	1,361		2.07%, 08/25/2044(a),(d)	36,623	2,443
0.61%, 08/16/2051(a),(d)		86,631	3,997		2.50%, 02/25/2028(a),(d)	20,160	1,775
0.68%, 04/16/2047(a),(d)		95,691	4,448		3.00%, 01/25/2046(a)	10,699	10,870
0.73%, 11/16/2045(a),(d)		39,750	1,852		3.00%, 03/25/2046(a),(d)	15,730	3,403
0.75%, 10/16/2054(a),(d)		50,974	1,845		3.50%, 01/25/2028(a),(d)	18,546	2,078
0.77%, 11/16/2052(a),(d)		55,781	2,842		3.50%, 06/25/2033(a),(d)	19,236	2,598
0.77%, 06/16/2054(a),(d)		71,807	2,816		3.50%, 04/25/2034(a),(d)	18,936	2,901
0.83%, 02/16/2053(a),(d)		47,213	2,474		3.50%, 02/25/2036(a),(d)	12,130	2,020
0.84%, 02/16/2053(a),(d)		48,740	2,520		3.50%, 01/25/2040(a),(d)	21,982	2,955
0.84%, 01/16/2056(a),(d)		22,468	1,241		3.50%, 11/25/2042	9,708	10,149
0.85%, 03/16/2052(a),(d)		64,677	3,826		3.50%, 11/25/2042(a),(d)	26,402	5,199
0.85%, 09/16/2053(a),(d)		54,412	2,788		3.50%, 02/25/2043(a),(d)	11,373	1,924
0.86%, 10/16/2056(a),(d)		34,763	2,405		3.50%, 02/25/2043	1,455	1,519
0.92%, 02/16/2046(a),(d)		61,165	3,232		3.50%, 02/25/2043(a),(d)	20,154	3,077
0.95%, 06/16/2057(a),(d)		16,675	1,277		4.00%, 06/25/2039	10,000	10,482
					4.00%, 12/25/2039(d)	12,271	1,692
GS Mortgage Securities Trust 2011-GC5
5.40%, 08/10/2044(a),(e)		4,624	4,640		4.00%, 03/25/2045	6,411	6,927
					4.50%, 04/25/2045(a),(d)	32,711	7,992
GS Mortgage Securities Trust 2013-GC13
4.07%, 07/10/2046(a),(e)		5,000	4,598		7.00%, 04/25/2032	1,134	1,282
GS Mortgage Securities Trust 2015-GC32					9.00%, 05/25/2020	12	13
4.41%, 07/10/2048(a)		1,750	1,748		Freddie Mac REMICS
GS Mortgage Securities Trust 2015-GC34					1.67%, 02/15/2021(a)	6	7
4.65%, 10/10/2048 (a)		4,169	4,179		1.95%, 04/15/2040(a),(d)	47,812	3,192
JP Morgan Chase Commercial Mortgage					1.99%, 02/15/2042(a),(d)	33,813	1,903
Securities Trust 2013-C16					2.01%, 05/15/2041(a),(d)	67,266	4,395
4.91%, 12/15/2046 (a)		8,000	8,770		2.05%, 10/15/2040(a),(d)	50,343	3,899
					2.15%, 10/15/2040(a),(d)	37,269	2,819
JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1					2.50%, 11/15/2032	6,628	6,548
4.24%, 01/15/2049(a),(e)		3,000	2,345		2.50%, 01/15/2043(a),(d)	16,809	2,402
JPMBB Commercial Mortgage Securities					2.50%, 02/15/2043	3,374	3,264
Trust 2014-C25					3.00%, 08/15/2028	4,327	4,386
4.45%, 11/15/2047(a)		5,000	4,997		3.00%, 11/15/2030(a),(d)	7,848	612
Wells Fargo Commercial Mortgage Trust					3.00%, 06/15/2040	6,842	6,988
2015	-C31				3.00%, 10/15/2042	2,271	2,297
4.61%, 11/15/2048(a)		6,000	6,087		3.00%, 03/15/2043	6,592	6,665
					3.00%, 03/15/2044	5,645	5,781
WFRBS Commercial Mortgage Trust 2013-					3.00%, 05/15/2044(a)	3,841	3,919
C14
4.00%, 06/15/2046(a),(e)		2,500	2,255		3.00%, 05/15/2044	1,588	1,521
WFRBS Commercial Mortgage Trust 2014-					3.50%, 01/15/2028(a),(d)	9,994	1,025
C22					3.50%, 04/15/2040(d)	13,126	1,171
3.91%, 09/15/2057(a),(e)		4,840	3,710		4.00%, 06/15/2028(a),(d)	1,000	15
					4.00%, 05/15/2039	4,825	4,987
WFRBS Commercial Mortgage Trust 2014-					4.00%, 11/15/2042(a),(d)	15,271	2,758
C23
4.38%, 10/15/2057(a)		9,700	10,217		4.00%, 01/15/2045	6,477	6,939
WFRBS Commercial Mortgage Trust 2014-					4.00%, 04/15/2045	2,735	2,878
LC14					6.50%, 08/15/2027	95	101
4.34%, 03/15/2047(a)		8,000	7,780		Freddie Mac Strips
					2.11%, 02/15/2038(a),(d)	47,695	3,434
			$121,105		3.00%, 10/15/2027(a),(d)	17,797	1,753

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2017 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Ginnie Mae			4.00%, 07/01/2042	$4,135	$4,392
1.13%, 03/20/2041(a),(d)	$41,260	$1,591	4.00%, 09/15/2042	3,536	3,702
1.15%, 11/20/2036(a),(d)	49,428	2,502	4.00%, 07/01/2043	5,366	5,703
1.17%, 09/20/2037(a),(d)	33,457	1,727	4.00%, 09/01/2044	6,525	6,927
3.00%, 05/16/2037	14,000	14,119	4.00%, 10/01/2045	11,347	12,013
3.00%, 01/20/2043(a),(d)	17,112	1,974	4.50%, 04/01/2041	6,290	6,891
3.25%, 05/20/2045(a)	5,030	5,099	4.50%, 11/01/2043	6,087	6,664
3.50%, 04/20/2038(a),(d)	10,493	1,017	5.00%, 10/01/2025	80	87
3.50%, 10/20/2041(a),(d)	17,170	2,354	5.00%, 12/01/2032	71	78
3.50%, 01/20/2043(d)	21,792	5,229	5.00%, 02/01/2033	672	735
3.50%, 05/20/2043(a),(d)	14,271	2,873	5.00%, 01/01/2034	665	732
3.50%, 10/20/2044(a),(d)	24,922	4,360	5.00%, 05/01/2034	160	175
4.00%, 02/20/2034	6,330	6,574	5.00%, 07/01/2035	3	4
4.00%, 11/16/2038	726	757	5.00%, 07/01/2035	66	73
4.00%, 02/20/2044(a),(d)	9,382	1,335	5.00%, 10/01/2035	12	13
4.00%, 04/20/2046(d)	17,199	2,945	5.00%, 11/01/2035	516	563
4.50%, 04/20/2045(a),(d)	9,232	2,161	5.00%, 07/01/2044	4,513	4,960
4.50%, 12/20/2045(a),(d)	11,933	2,796	5.50%, 04/01/2018	10	10
5.00%, 11/20/2039	5,185	5,704	5.50%, 03/01/2029	1	1
New Residential Mortgage Loan Trust 2014-			5.50%, 05/01/2033	11	13
3			5.50%, 10/01/2033	17	19
4.75%, 11/25/2054(a),(e)	7,550	7,883	5.50%, 12/01/2033	445	500
New Residential Mortgage Loan Trust 2015-			5.50%, 07/01/2037	28	31
2			5.50%, 04/01/2038	16	18
5.59%, 08/25/2055(a),(e)	6,597	6,810	5.50%, 05/01/2038	74	83
New Residential Mortgage Loan Trust 2016-			6.00%, 04/01/2017	5	5
4			6.00%, 04/01/2017	5	5
4.50%, 11/25/2056(a),(e)	3,528	3,646	6.00%, 05/01/2017	7	7
Sequoia Mortgage Trust 2013-2			6.00%, 01/01/2021	38	40
3.64%, 02/25/2043(a)	8,008	7,989	6.00%, 06/01/2028	10	11
Springleaf Mortgage Loan Trust 2013-3			6.00%, 05/01/2031	105	120
3.79%, 09/25/2057(a),(e)	4,800	4,799	6.00%, 10/01/2031	3	4
		$307,730	6.00%, 02/01/2032	18	20
Other Asset Backed Securities - 0.42%			6.00%, 09/01/2032	184	208
CNH Equipment Trust 2016-C			6.00%, 11/01/2033	330	373
1.76%, 09/15/2023	1,600	1,577	6.00%, 11/01/2033	494	563
1.93%, 03/15/2024(a)	2,000	1,959	6.00%, 05/01/2034	1,257	1,433
TAL Advantage V LLC			6.00%, 05/01/2034	1,166	1,287
3.33%, 05/20/2039(a),(e)	3,149	3,036	6.00%, 09/01/2034	100	113
		$6,572	6.00%, 02/01/2035	102	117
TOTAL BONDS		$446,414	6.00%, 10/01/2036(a)	62	71
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 03/01/2037	128	148
AGENCY OBLIGATIONS - 70.12%	Amount (000's) Value (000's)		6.00%, 05/01/2037	172	199
			6.00%, 01/01/2038(a)	59	67
Federal Home Loan Mortgage Corporation (FHLMC) - 14.75%
2.00%, 02/01/2028	$507	$495	6.00%, 03/01/2038	43	48
2.00%, 03/01/2028	2,355	2,298	6.00%, 04/01/2038	141	161
2.50%, 08/01/2027	1,873	1,895	6.00%, 07/01/2038	251	285
2.50%, 09/01/2027	6,069	6,139	6.00%, 10/01/2038	142	162
2.50%, 02/01/2028	5,902	5,971	6.00%, 09/01/2039	5,236	6,092
2.91%, 03/01/2036(a)	243	251	6.50%, 06/01/2017	1	1
3.00%, 02/01/2027	5,294	5,436	6.50%, 12/01/2021	193	212
3.00%, 04/01/2035	3,278	3,309	6.50%, 04/01/2022	179	196
3.00%, 10/01/2042	7,610	7,578	6.50%, 05/01/2022	76	80
3.00%, 10/01/2042	9,221	9,178	6.50%, 08/01/2022	43	47
3.00%, 05/01/2043	6,629	6,596	6.50%, 05/01/2023	80	84
3.00%, 07/01/2045	8,787	8,717	6.50%, 07/01/2023	2	2
3.00%, 10/01/2046(a)	10,132	10,072	6.50%, 01/01/2024	4	5
3.48%, 10/01/2032(a)	2	2	6.50%, 07/01/2025	1	1
3.50%, 11/01/2026	3,492	3,654	6.50%, 09/01/2025	1	1
3.50%, 02/01/2032	5,534	5,746	6.50%, 10/01/2025	2	2
3.50%, 04/01/2032	4,864	5,050	6.50%, 10/01/2025	1	1
3.50%, 12/01/2041	3,208	3,301	6.50%, 03/01/2029	6	7
3.50%, 04/01/2042	9,318	9,568	6.50%, 03/01/2029	54	61
3.50%, 07/01/2042	10,588	10,873	6.50%, 04/01/2031	220	248
3.50%, 09/01/2042	7,333	7,527	6.50%, 10/01/2031	78	90
3.50%, 08/01/2043	7,377	7,582	6.50%, 02/01/2032	11	13
3.50%, 02/01/2044	8,457	8,688	6.50%, 04/01/2032	10	12
3.50%, 08/01/2045	8,779	9,035	6.50%, 04/01/2035	7	8
3.50%, 07/01/2046	12,342	12,687	6.50%, 02/01/2037	30	34
4.00%, 12/01/2040	6,099	6,453	7.00%, 07/01/2024	2	3
4.00%, 12/01/2041	5,688	6,040	7.00%, 01/01/2028	413	455
			7.00%, 06/01/2029	131	151

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund January 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
7.00%, 01/01/2031	$1	$1	4.00%, 09/01/2040	$3,545	$3,746
7.00%, 04/01/2031	83	92	4.00%, 02/01/2042	2,911	3,082
7.00%, 10/01/2031	103	115	4.00%, 04/01/2042	6,035	6,359
7.00%, 04/01/2032	201	227	4.00%, 01/01/2043	2,677	2,839
7.50%, 12/01/2030	4	4	4.00%, 03/01/2043	5,356	5,657
7.50%, 02/01/2031	20	22	4.00%, 08/01/2043	5,654	5,991
7.50%, 02/01/2031	2	2	4.00%, 08/01/2043	9,322	9,885
8.00%, 08/01/2030	1	1	4.00%, 10/01/2043	7,030	7,442
8.00%, 12/01/2030	9	9	4.00%, 04/01/2044	3,640	3,860
8.50%, 07/01/2029	132	146	4.00%, 08/01/2044	5,026	5,329
		$232,400	4.00%, 08/01/2044	12,541	13,298
Federal National Mortgage Association (FNMA) - 42.56%			4.00%, 11/01/2044	3,863	4,095
2.00%, 10/01/2027	2,963	2,942	4.00%, 02/01/2045	6,729	7,131
2.00%, 10/01/2027	3,978	3,949	4.00%, 07/01/2045	7,983	8,422
2.00%, 02/01/2028	5,437	5,310	4.00%, 08/01/2045	14,523	15,389
2.00%, 08/01/2028	3,236	3,160	4.00%, 09/01/2045	12,990	13,764
2.00%, 07/01/2030	8,071	7,843	4.50%, 12/01/2019	24	24
2.50%, 06/01/2027	6,953	7,032	4.50%, 01/01/2020	109	112
2.50%, 05/01/2028	3,066	3,100	4.50%, 09/01/2025	2,513	2,665
2.50%, 05/01/2028	3,457	3,496	4.50%, 03/01/2041	4,999	5,401
2.50%, 07/01/2028	11,206	11,181	4.50%, 03/01/2042	11,036	11,994
2.50%, 08/01/2028	4,176	4,222	4.50%, 09/01/2043	8,781	9,579
2.50%, 09/01/2028	6,030	6,097	4.50%, 09/01/2043	4,907	5,352
2.50%, 03/01/2030	8,888	8,904	4.50%, 09/01/2043	5,490	5,986
2.50%, 12/01/2031	10,735	10,748	4.50%, 11/01/2043	8,034	8,760
3.00%, 04/01/2027	5,032	5,181	4.50%, 09/01/2044	6,856	7,463
3.00%, 05/01/2029	7,949	8,170	4.50%, 10/01/2044	4,757	5,178
3.00%, 08/01/2031	12,755	13,121	4.50%, 12/01/2044	11,198	12,190
3.00%, 10/01/2042	7,008	6,973	4.50%, 09/01/2045	7,548	8,193
3.00%, 11/01/2042	9,558	9,509	5.00%, 01/01/2018	9	9
3.00%, 12/01/2042	7,200	7,163	5.00%, 11/01/2018	62	63
3.00%, 12/01/2042	7,126	7,090	5.00%, 04/01/2019	24	24
3.00%, 01/01/2043	7,052	7,017	5.00%, 01/01/2026	94	102
3.00%, 01/01/2043	6,012	5,982	5.00%, 04/01/2035	210	233
3.00%, 02/01/2043	7,377	7,340	5.00%, 05/01/2035	108	119
3.00%, 04/01/2043	8,504	8,432	5.00%, 07/01/2035	36	39
3.00%, 06/01/2043	13,268	13,201	5.00%, 02/01/2038	2,489	2,769
3.00%, 08/01/2043	8,989	8,943	5.00%, 03/01/2038	1,812	2,016
3.00%, 07/01/2045	3,570	3,544	5.00%, 02/01/2040	9,158	10,197
3.00%, 01/01/2046	6,962	6,917	5.00%, 05/01/2040	3,575	3,981
3.00%, 05/01/2046	6,646	6,612	5.00%, 07/01/2040	2,327	2,591
3.00%, 07/01/2046	9,165	9,104	5.00%, 07/01/2041	10,497	11,701
3.00%, 09/01/2046	7,868	7,828	5.00%, 02/01/2044	4,473	4,983
3.00%, 10/01/2046	8,627	8,559	5.50%, 09/01/2017	1	1
3.00%, 12/01/2046	8,717	8,662	5.50%, 09/01/2017	5	5
3.00%, 12/01/2046	9,971	9,889	5.50%, 12/01/2017	33	34
3.00%, 01/01/2047	8,000	7,960	5.50%, 03/01/2018	10	10
3.09%, 12/01/2033(a)	107	112	5.50%, 06/01/2019	5	5
3.26%, 11/01/2033(a)	10	10	5.50%, 06/01/2019	5	5
3.50%, 08/01/2031	6,640	6,987	5.50%, 07/01/2019	23	23
3.50%, 02/01/2042	7,768	8,002	5.50%, 07/01/2019	6	6
3.50%, 03/01/2042	3,717	3,821	5.50%, 07/01/2019	1	1
3.50%, 06/01/2042	4,015	4,124	5.50%, 07/01/2019	14	14
3.50%, 07/01/2042	4,658	4,785	5.50%, 08/01/2019	5	5
3.50%, 07/01/2042	6,302	6,477	5.50%, 08/01/2019	20	20
3.50%, 09/01/2042	10,337	10,622	5.50%, 09/01/2019	30	31
3.50%, 11/01/2042	6,384	6,567	5.50%, 06/01/2026	84	93
3.50%, 02/01/2043	2,625	2,704	5.50%, 05/01/2033	175	190
3.50%, 05/01/2043	3,327	3,428	5.50%, 07/01/2033	801	907
3.50%, 05/01/2043	6,353	6,536	5.50%, 09/01/2033	441	499
3.50%, 10/01/2044	8,268	8,519	5.50%, 02/01/2037	9	10
3.50%, 11/01/2044	7,380	7,603	5.50%, 12/01/2037	1,230	1,392
3.50%, 03/01/2045	6,785	6,978	5.50%, 03/01/2038	314	356
3.50%, 03/01/2045	3,952	4,056	5.50%, 03/01/2038	444	499
3.50%, 06/01/2045	8,544	8,797	6.00%, 04/01/2017	2	2
3.50%, 08/01/2045	7,192	7,405	6.00%, 08/01/2017	52	52
3.50%, 09/01/2045	6,661	6,844	6.00%, 08/01/2018	79	80
3.50%, 10/01/2045	7,240	7,453	6.00%, 12/01/2022	15	17
3.50%, 11/01/2045	13,339	13,716	6.00%, 03/01/2029	56	63
3.50%, 01/01/2046	6,445	6,635	6.00%, 08/01/2031	388	442
3.50%, 04/01/2046	9,475	9,751	6.00%, 12/01/2031	2	2
3.50%, 12/01/2046	9,964	10,243	6.00%, 12/01/2031	3	3
4.00%, 01/01/2034	1,808	1,915

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.00%, 01/01/2032	$253	$277	5.50%, 07/20/2033	$1,439	$1,616
6.00%, 11/01/2032	7	8	5.50%, 03/20/2034	1,443	1,655
6.00%, 04/01/2033	264	290	5.50%, 05/20/2035	155	174
6.00%, 02/01/2034	197	222	5.50%, 01/15/2039	293	330
6.00%, 03/01/2034	144	163	6.00%, 10/15/2023	90	102
6.00%, 09/01/2034	904	995	6.00%, 11/15/2023	16	18
6.00%, 11/01/2037	39	44	6.00%, 11/15/2023	41	46
6.00%, 02/01/2038	114	128	6.00%, 12/15/2023	10	11
6.00%, 03/01/2038	75	86	6.00%, 12/15/2023	22	25
6.00%, 08/01/2038	740	846	6.00%, 12/15/2023	2	2
6.00%, 04/01/2039	884	1,024	6.00%, 01/15/2024	12	14
6.50%, 09/01/2024	232	263	6.00%, 01/20/2024	5	5
6.50%, 08/01/2028	65	73	6.00%, 02/15/2024	18	20
6.50%, 11/01/2028	46	53	6.00%, 02/15/2024	15	17
6.50%, 12/01/2028	39	45	6.00%, 02/15/2024	23	26
6.50%, 02/01/2029	25	29	6.00%, 03/15/2024	14	16
6.50%, 03/01/2029	50	56	6.00%, 04/20/2024	21	24
6.50%, 04/01/2029	26	29	6.00%, 05/20/2024	16	17
6.50%, 06/01/2031	91	101	6.00%, 05/20/2024	10	11
6.50%, 06/01/2031	69	78	6.00%, 10/20/2024	11	12
6.50%, 06/01/2031	75	85	6.00%, 09/20/2025	21	23
6.50%, 12/01/2031	4	4	6.00%, 04/20/2026	51	58
6.50%, 01/01/2032	33	37	6.00%, 10/20/2028	8	9
6.50%, 04/01/2032	354	400	6.00%, 02/20/2029	89	104
6.50%, 04/01/2032	22	24	6.00%, 08/15/2032	35	39
6.50%, 08/01/2032	143	162	6.00%, 09/15/2032	69	78
6.50%, 11/01/2032	184	204	6.00%, 02/15/2033	23	27
6.50%, 11/01/2032	401	448	6.00%, 07/20/2033	1,098	1,284
6.50%, 02/01/2033	228	258	6.00%, 08/15/2038	139	158
6.50%, 04/01/2036	8	9	6.50%, 09/15/2023	20	23
6.50%, 08/01/2036	54	61	6.50%, 09/15/2023	11	13
6.50%, 08/01/2036	111	130	6.50%, 09/15/2023	7	8
6.50%, 10/01/2036	48	57	6.50%, 09/15/2023	13	14
6.50%, 11/01/2036	41	46	6.50%, 10/15/2023	19	21
6.50%, 07/01/2037	28	31	6.50%, 12/15/2023	23	26
6.50%, 07/01/2037	40	46	6.50%, 12/15/2023	16	18
6.50%, 08/01/2037	707	829	6.50%, 12/15/2023	11	12
6.50%, 08/01/2037	54	62	6.50%, 12/15/2023	5	6
6.50%, 01/01/2038	8	9	6.50%, 01/15/2024	8	10
6.50%, 02/01/2038	35	41	6.50%, 01/15/2024	15	17
6.50%, 05/01/2038	11	12	6.50%, 01/15/2024	7	8
7.00%, 05/01/2022	12	13	6.50%, 01/15/2024	28	32
7.00%, 08/01/2028	76	86	6.50%, 01/15/2024	6	7
7.00%, 12/01/2028	80	90	6.50%, 01/15/2024	3	4
7.00%, 07/01/2029	79	90	6.50%, 03/15/2024	20	23
7.00%, 11/01/2031	245	267	6.50%, 04/15/2024	13	14
7.00%, 07/01/2032	145	162	6.50%, 04/20/2024	9	9
7.50%, 12/01/2024	100	109	6.50%, 07/15/2024	35	40
7.50%, 07/01/2029	20	20	6.50%, 01/15/2026	7	7
7.50%, 02/01/2030	79	86	6.50%, 03/15/2026	9	10
7.50%, 01/01/2031	1	1	6.50%, 07/20/2026	2	2
7.50%, 08/01/2032	10	11	6.50%, 10/20/2028	9	11
8.50%, 09/01/2025	1	2	6.50%, 03/20/2031	74	86
9.00%, 09/01/2030	32	37	6.50%, 04/20/2031	61	71
		$670,790	6.50%, 07/15/2031	1	1
Government National Mortgage Association (GNMA) - 7.87%			6.50%, 10/15/2031	11	13
3.00%, 11/15/2042	8,564	8,656	6.50%, 07/15/2032	5	5
3.00%, 11/15/2042	6,172	6,229	6.50%, 05/20/2034	588	694
3.00%, 12/15/2042	6,266	6,333	6.80%, 04/20/2025	36	38
3.00%, 02/15/2043	6,906	6,981	7.00%, 11/15/2022	4	4
3.00%, 11/20/2046	5,966	6,029	7.00%, 11/15/2022	3	3
3.50%, 08/20/2042	6,105	6,356	7.00%, 12/15/2022	29	31
3.50%, 05/15/2043	10,394	10,869	7.00%, 01/15/2023	7	7
3.50%, 06/20/2043	6,767	7,054	7.00%, 01/15/2023	3	3
3.50%, 08/15/2043	8,883	9,251	7.00%, 01/15/2023	15	15
3.50%, 04/20/2045	6,783	7,046	7.00%, 02/15/2023	19	19
3.50%, 09/20/2045	9,022	9,391	7.00%, 07/15/2023	7	8
4.00%, 08/15/2041	5,548	5,918	7.00%, 07/15/2023	14	14
4.00%, 09/15/2041	8,945	9,586	7.00%, 07/15/2023	8	8
4.00%, 03/15/2044	5,470	5,839	7.00%, 08/15/2023	15	16
4.00%, 10/20/2044	5,494	5,861	7.00%, 10/15/2023	6	6
5.00%, 02/15/2034	175	194	7.00%, 12/15/2023	15	16
5.00%, 10/15/2039	3,657	4,087

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund January 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			U.S. Treasury Strip - 0.41%
7.00%, 12/15/2023	$13	$14	0.00%, 05/15/2020(f),(g)	$6,800	$6,454
7.00%, 01/15/2026	11	11
7.00%, 01/15/2027	22	24	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.00%, 10/15/2027	8	8	OBLIGATIONS		$1,105,147
7.00%, 10/15/2027	1	1	Total Investments		$1,614,258
7.00%, 10/15/2027	1	1	Other Assets and Liabilities - (2.42)%		$(38,215)
7.00%, 12/15/2027	2	2	TOTAL NET ASSETS - 100.00%		$1,576,043
7.00%, 12/15/2027	5	5
7.00%, 02/15/2028	1	1
7.00%, 04/15/2028	2	2	(a)	Variable Rate. Rate shown is in effect at January 31, 2017.
7.00%, 06/15/2028	139	153	(b) Security purchased on a when-issued basis.
7.00%, 12/15/2028	69	76	(c)		Fair value of these investments is determined in good faith by the Manager
7.00%, 01/15/2029	49	54	under procedures established and periodically reviewed by the Board of
7.00%, 03/15/2029	24	25	Directors. Inputs used in the valuation may be unobservable; however, not
7.00%, 04/15/2029	172	188	all securities are included in Level 3 of the fair value hierarchy. At the end
7.00%, 04/15/2029	14	14	of the period, the fair value of these securities totaled $3,605 or 0.23% of
7.00%, 05/15/2031	8	9	net assets.
7.00%, 06/20/2031	59	70	(d) Security is an Interest Only Strip
7.00%, 07/15/2031	1	2	(e)		Security exempt from registration under Rule 144A of the Securities Act of
7.00%, 09/15/2031	2	2	1933. These securities may be resold in transactions exempt from
7.25%, 09/15/2025	12	12	registration, normally to qualified institutional buyers. At the end of the
7.50%, 07/15/2018	3	3	period, the value of these securities totaled $73,313 or 4.65% of net assets.
7.50%, 12/15/2021	17	17	(f) Non-Income Producing Security
7.50%, 02/15/2022	5	5	(g) Security is a Principal Only Strip.
7.50%, 03/15/2022	1	—
7.50%, 03/15/2022	7	7
7.50%, 04/15/2022	2	2
7.50%, 04/15/2022	20	20	Portfolio Summary (unaudited)
7.50%, 04/15/2022	5	5	Sector		Percent
7.50%, 07/15/2022	12	12	Mortgage Securities		92.38%
7.50%, 08/15/2022	3	3	Government		4.94%
7.50%, 08/15/2022	13	13	Investment Companies		3.98%
7.50%, 08/15/2022	2	2	Asset Backed Securities		1.12%
7.50%, 02/15/2023	7	8	Other Assets and Liabilities		(2.42)%
7.50%, 05/15/2023	2	2	TOTAL NET ASSETS		100.00%
7.50%, 05/15/2023	7	7
7.50%, 06/15/2023	12	13
7.50%, 10/15/2023	1	1
7.50%, 11/15/2023	9	9
7.50%, 03/15/2024	14	15
7.50%, 08/15/2024	1	1
7.50%, 05/15/2027	16	16
7.50%, 05/15/2027	6	6
7.50%, 06/15/2027	9	10
7.50%, 08/15/2029	52	58
7.50%, 10/15/2029	17	17
7.50%, 11/15/2029	47	48
8.00%, 02/15/2022	16	18
8.00%, 04/15/2022	11	11
8.00%, 12/15/2030	7	8
9.00%, 11/15/2021	33	35
9.50%, 10/15/2017	1	1
9.50%, 11/15/2017	1	1
9.50%, 09/20/2018	10	11
9.50%, 09/15/2020	6	6
9.50%, 08/15/2021	32	35
		$124,094
U.S. Treasury - 4.53%
1.00%, 02/15/2018	16,600	16,616
2.25%, 11/30/2017	3,600	3,642
3.13%, 05/15/2021	18,000	18,968
4.25%, 11/15/2040	8,710	10,582
5.25%, 11/15/2028	9,600	12,226
6.25%, 08/15/2023	7,500	9,375
		$71,409

See accompanying notes.

     Schedule of Investments High Yield Fund January 31, 2017 (unaudited)

COMMON STOCKS - 0.57%	Shares Held	Value(000	's)		Principal
Energy - Alternate Sources - 0.00%				BONDS (continued)	Amount (000's) Value (000's)
Ogden Corp (a),(b),(c)	5,000,000	$—		Banks (continued)
				Wells Fargo & Co
Forest Products & Paper - 0.06%				5.87%, 12/31/2049(f),(g)	$8,765	$9,318
Verso Corp (a)	279,134	2,258				$92,284
Verso Corp - Warrants (a),(c)	12,855	—		Building Materials - 1.72%
		$2,258		BMC East LLC
Oil & Gas Services - 0.51%				5.50%, 10/01/2024(d)	9,540	9,752
Seventy Seven Energy Inc (a)	387,550	18,428		Boise Cascade Co
				5.63%, 09/01/2024(d)	8,655	8,807
TOTAL COMMON STOCKS		$20,686		Cemex SAB de CV
INVESTMENT COMPANIES - 3.69%	Shares Held	Value(000	's)	5.70%, 01/11/2025(d)	8,420	8,517
				6.13%, 05/05/2025(d)	4,000	4,130
Money Market Funds - 3.69%				7.25%, 01/15/2021(d)	2,880	3,078
Goldman Sachs Financial Square Funds -	133,003,530	133,004		7.75%, 04/16/2026(d)	4,705	5,228
Government Fund
				Louisiana-Pacific Corp
TOTAL INVESTMENT COMPANIES		$133,004		4.88%, 09/15/2024	1,900	1,895
	Principal			Masco Corp
BONDS- 88.25%	Amount (000's)	Value(000	's)	4.38%, 04/01/2026	9,845	10,107
				Norbord Inc
Advertising - 0.20%				5.38%, 12/01/2020(d)	10,175	10,582
MDC Partners Inc
6.50%, 05/01/2024(d)	$8,205	$7,138				$62,096
				Chemicals - 1.99%
Aerospace & Defense - 0.09%				A Schulman Inc
				6.88%, 06/01/2023(d)	7,105	7,496
Air 2 US
8.63%, 10/01/2020(d)	3,045	3,181		Alpha 3 BV / Alpha US Bidco Inc
				6.25%, 02/01/2025(d)	2,700	2,700
Agriculture - 0.75%				Aruba Investments Inc
				8.75%, 02/15/2023(d)	10,280	10,588
Pinnacle Operating Corp
0.00%, 05/15/2023(a),(c)	5,696	5,696		Blue Cube Spinco Inc
9.00%, 11/15/2020(d)	22,113	11,167		9.75%, 10/15/2023	5,350	6,353
Vector Group Ltd				CF Industries Inc
6.13%, 02/01/2025(d)	9,715	9,982		5.15%, 03/15/2034	13,265	12,171
		$26,845		Consolidated Energy Finance SA
				6.75%, 10/15/2019(d)	22,239	22,294
Airlines - 0.20%
				Cornerstone Chemical Co
American Airlines 2015-1 Class B Pass				9.38%, 03/15/2018 (d)	9,815	9,938
Through Trust
3.70%, 11/01/2024	2,401	2,353				$71,540
United Airlines 2014-1 Class B Pass Through				Commercial Services - 0.46%
Trust				Ahern Rentals Inc
				7.38%, 05/15/2023(d)	7,070	6,610
4.75%, 10/11/2023	3,013	3,066
				TMS International Corp
US Airways 2001-1G Pass Through Trust				7.63%, 10/15/2021(d)	10,020	9,995
7.08%, 09/20/2022	1,740	1,865
		$7,284				$16,605
Automobile Manufacturers - 0.91%				Computers - 1.14%
Jaguar Land Rover Automotive PLC				Compiler Finance Sub Inc
3.50%, 03/15/2020(d)	7,400	7,455		7.00%, 05/01/2021(d)	12,770	5,906
4.25%, 11/15/2019(d)	3,550	3,669		Diamond 1 Finance Corp / Diamond 2 Finance
5.63%, 02/01/2023(d)	6,780	7,102		Corp
				3.48%, 06/01/2019(d)	8,455	8,629
Navistar International Corp				5.88%, 06/15/2021(d)	1,200	1,266
8.25%, 11/01/2021	14,360	14,504		7.13%, 06/15/2024(d)	22,930	25,106
		$32,730
Automobile Parts & Equipment - 1.01%						$40,907
Allison Transmission Inc				Consumer Products - 0.51%
5.00%, 10/01/2024(d)	7,180	7,234		ACCO Brands Corp
				5.25%, 12/15/2024(d)	7,085	7,130
Dana Inc
5.50%, 12/15/2024	8,530	8,871		Spectrum Brands Inc
IHO Verwaltungs GmbH				5.75%, 07/15/2025	10,830	11,317
4.75%, PIK 5.50%, 09/15/2026(d),(e)	2,985	2,933				$18,447
ZF North America Capital Inc				Distribution & Wholesale - 0.62%
4.50%, 04/29/2022(d)	2,030	2,083		American Builders & Contractors Supply Co
4.75%, 04/29/2025(d)	14,945	15,195		Inc
				5.75%, 12/15/2023(d)	5,550	5,772
		$36,316
Banks- 2.56%				Global Partners LP / GLP Finance Corp
Barclays PLC				7.00%, 06/15/2023	10,170	9,992
8.25%, 12/31/2049(f),(g)	9,050	9,445		HD Supply Inc
ING Bank NV				5.25%, 12/15/2021(d)	2,525	2,661
5.80%, 09/25/2023(d)	18,700	20,729		5.75%, 04/15/2024(d)	3,825	4,026
ING Groep NV						$22,451
6.00%, 12/31/2049(f),(g)	8,150	8,007		Diversified Financial Services - 5.08%
JPMorgan Chase & Co				Aircastle Ltd
5.00%, 12/31/2049(f),(g)	35,420	35,464		5.00%, 04/01/2023	9,745	9,892
Popular Inc				5.13%, 03/15/2021	11,795	12,399
7.00%, 07/01/2019	8,920	9,321		5.50%, 02/15/2022	5,165	5,423

See accompanying notes

     Schedule of Investments High Yield Fund January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)			Entertainment (continued)
Aircastle Ltd (continued)			Pinnacle Entertainment Inc
6.75%, 04/15/2017	$3,915	$3,954	5.63%, 05/01/2024(d)	$8,510	$8,633
Ally Financial Inc			WMG Acquisition Corp
4.25%, 04/15/2021	1,095	1,106	4.88%, 11/01/2024(d)	4,270	4,241
5.75%, 11/20/2025	17,750	18,016	5.00%, 08/01/2023(d)	5,810	5,825
CIT Group Inc			6.75%, 04/15/2022(d)	12,655	13,319
3.88%, 02/19/2019	20,125	20,553			$141,277
5.00%, 08/15/2022	8,500	8,904	Food- 2.32%
Credit Acceptance Corp			BI-LO LLC / BI-LO Finance Corp
6.13%, 02/15/2021	12,090	12,271	9.25%, 02/15/2019(d)	10,875	8,970
7.38%, 03/15/2023	8,140	8,352	Ingles Markets Inc
Dana Financing Luxembourg Sarl			5.75%, 06/15/2023	10,265	10,522
6.50%, 06/01/2026(d)	1,680	1,777	JBS USA LUX SA / JBS USA Finance Inc
Doric Nimrod Air Finance Alpha Ltd 2012-1			5.75%, 06/15/2025(d)	9,165	9,408
Class B Pass Through Trust			7.25%, 06/01/2021(d)	3,338	3,448
6.50%, 05/30/2021(d)	2,177	2,239	Lamb Weston Holdings Inc
FBM Finance Inc			4.63%, 11/01/2024(d)	1,800	1,805
8.25%, 08/15/2021(d)	2,260	2,413	4.88%, 11/01/2026(d)	5,280	5,287
Fly Leasing Ltd			Post Holdings Inc
6.38%, 10/15/2021	20,730	21,507	5.00%, 08/15/2026(d)	12,305	11,897
Navient Corp			7.75%, 03/15/2024(d)	4,585	5,075
5.00%, 10/26/2020	1,360	1,350	Smithfield Foods Inc
5.88%, 03/25/2021	7,480	7,508	5.25%, 08/01/2018(d)	1,963	1,984
6.13%, 03/25/2024	6,330	5,990	5.88%, 08/01/2021(d)	14,255	14,881
6.63%, 07/26/2021	4,245	4,319	TreeHouse Foods Inc
7.25%, 09/25/2023	10,260	10,337	6.00%, 02/15/2024(d)	9,730	10,204
OneMain Financial Holdings LLC					$83,481
7.25%, 12/15/2021(d)	10,670	10,897	Forest Products & Paper - 0.84%
Springleaf Finance Corp			Mercer International Inc
5.25%, 12/15/2019	13,650	13,718	6.50%, 02/01/2024(c),(d),(h)	1,430	1,430
		$182,925	Resolute Forest Products Inc
Electric - 1.49%			5.88%, 05/15/2023	9,830	8,577
Dynegy Inc			Sappi Papier Holding GmbH
6.75%, 11/01/2019	3,500	3,592	7.50%, 06/15/2032(d)	5,985	5,805
7.38%, 11/01/2022	12,610	12,453	7.75%, 07/15/2017(d)	5,000	5,063
8.00%, 01/15/2025(d)	2,320	2,227	Tembec Industries Inc
Elwood Energy LLC			9.00%, 12/15/2019(d)	9,430	9,548
8.16%, 07/05/2026	6,652	7,451			$30,423
Indiantown Cogeneration LP			Gas- 0.37%
9.77%, 12/15/2020	1,837	1,983	NGL Energy Partners LP / NGL Energy
Mirant Mid-Atlantic Series B Pass Through			Finance Corp
Trust			6.88%, 10/15/2021	4,155	4,279
9.13%, 06/30/2017	220	196	7.50%, 11/01/2023(d)	8,565	9,015
Mirant Mid-Atlantic Series C Pass Through					$13,294
Trust			Healthcare - Products - 1.93%
10.06%, 12/30/2028	11,422	10,051	DJO Finco Inc / DJO Finance LLC / DJO
NRG Energy Inc			Finance Corp
6.25%, 05/01/2024	6,760	6,878	8.13%, 06/15/2021(d)	13,650	11,807
6.63%, 01/15/2027(d)	1,960	1,945
			Hill-Rom Holdings Inc
7.25%, 05/15/2026(d)	6,470	6,769	5.75%, 09/01/2023(d),(f)	6,440	6,682
		$53,545	Kinetic Concepts Inc / KCI USA Inc
Entertainment - 3.92%			7.88%, 02/15/2021(d)	9,455	10,211
AMC Entertainment Holdings Inc			9.63%, 10/01/2021(d)	7,665	8,217
5.88%, 11/15/2026(d)	13,535	13,806	Mallinckrodt International Finance SA /
Carmike Cinemas Inc			Mallinckrodt CB LLC
6.00%, 06/15/2023(d)	7,040	7,462	5.63%, 10/15/2023(d)	14,080	12,478
CCM Merger Inc			Teleflex Inc
9.13%, 05/01/2019(d)	16,147	16,715	4.88%, 06/01/2026	5,020	4,995
Cinemark USA Inc			Universal Hospital Services Inc
4.88%, 06/01/2023	17,025	17,151	7.63%, 08/15/2020	15,410	15,295
Eldorado Resorts Inc					$69,685
7.00%, 08/01/2023	10,345	11,017	Healthcare - Services - 4.99%
GLP Capital LP / GLP Financing II Inc			Centene Corp
4.38%, 04/15/2021	945	983	4.75%, 05/15/2022	17,250	17,509
5.38%, 04/15/2026	9,775	10,191	5.63%, 02/15/2021	3,930	4,126
International Game Technology PLC			6.13%, 02/15/2024	9,525	10,120
6.50%, 02/15/2025(d)	9,815	10,600
			Fresenius Medical Care US Finance II Inc
Lions Gate Entertainment Corp			4.75%, 10/15/2024(d)	5,770	5,842
5.88%, 11/01/2024(d)	8,635	8,786	5.88%, 01/31/2022(d)	7,825	8,451
National CineMedia LLC			6.50%, 09/15/2018(d)	4,895	5,189
5.75%, 08/15/2026	6,625	6,741	HCA Holdings Inc
Penn National Gaming Inc			6.25%, 02/15/2021	2,480	2,660
5.63%, 01/15/2027(d)	5,800	5,807

See accompanying notes

     Schedule of Investments High Yield Fund January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)				Lodging - 0.93%
HCA Inc				Boyd Gaming Corp
4.50%, 02/15/2027		$17,840	$17,595	6.88%, 05/15/2023		$5,360	$5,756
4.75%, 05/01/2023		21,400	22,176	Jack Ohio Finance LLC / Jack Ohio Finance 1
5.00%, 03/15/2024		17,315	18,029	Corp
5.25%, 04/15/2025		3,915	4,120	6.75%, 11/15/2021(d)		13,270	13,569
5.25%, 06/15/2026		3,825	3,987	MGM Resorts International
5.88%, 03/15/2022		8,015	8,706	6.00%, 03/15/2023		6,510	6,998
IASIS Healthcare LLC / IASIS Capital Corp				6.63%, 12/15/2021		6,290	7,013
8.38%, 05/15/2019		9,545	9,092				$33,336
MPH Acquisition Holdings LLC				Machinery - Construction & Mining - 0.33%
7.13%, 06/01/2024(d)		16,800	17,829	BlueLine Rental Finance Corp
Tenet Healthcare Corp				7.00%, 02/01/2019(d)		2,555	2,523
6.75%, 06/15/2023		3,765	3,558	Vander Intermediate Holding II Corp
7.50%, 01/01/2022(d)		3,920	4,204	9.75%, PIK 10.50%, 02/01/2019(d),(e)		10,621	9,453
Tennessee Merger Sub Inc							$11,976
6.38%, 02/01/2025(d),(h)		7,425	7,295	Machinery - Diversified - 0.37%
WellCare Health Plans Inc				Cloud Crane LLC
5.75%, 11/15/2020		9,115	9,400	10.13%, 08/01/2024(d)		12,195	13,415
			$179,888
Home Builders - 2.47%				Media- 7.68%
Beazer Homes USA Inc				Altice Financing SA
8.75%, 03/15/2022(d)		8,445	9,184	6.63%, 02/15/2023(d)		3,000	3,143
Lennar Corp				Altice Finco SA
4.13%, 12/01/2018		9,125	9,347	7.63%, 02/15/2025(d)		12,580	13,005
4.50%, 11/15/2019		8,300	8,611	Altice Luxembourg SA
4.75%, 11/15/2022(f)		7,561	7,755	7.75%, 05/15/2022(d)		10,420	11,058
4.88%, 12/15/2023		5,060	5,149	Altice US Finance I Corp
Mattamy Group Corp				5.50%, 05/15/2026(d)		3,675	3,767
6.88%, 12/15/2023(d)		7,500	7,725	CCO Holdings LLC / CCO Holdings Capital
WCI Communities Inc				Corp
6.88%, 08/15/2021		21,855	23,002	5.13%, 05/01/2023(d)		39,650	41,137
Woodside Homes Co LLC / Woodside Homes				5.50%, 05/01/2026(d)		2,840	2,975
Finance Inc				5.75%, 02/15/2026(d)		1,680	1,780
6.75%, 12/15/2021(d)		18,625	18,113	CSC Holdings LLC
			$88,886	5.50%, 04/15/2027(d)		3,195	3,243
Insurance - 1.91%				6.63%, 10/15/2025(d)		4,225	4,611
CNO Financial Group Inc				10.13%, 01/15/2023(d)		13,135	15,229
4.50%, 05/30/2020		2,770	2,846	DISH DBS Corp
Liberty Mutual Group Inc				5.88%, 07/15/2022		22,230	23,108
7.00%, 03/07/2067(d),(f)		19,172	18,549	5.88%, 11/15/2024		8,205	8,297
Voya Financial Inc				6.75%, 06/01/2021		16,110	17,308
5.65%, 05/15/2053(f)		47,227	47,463	7.75%, 07/01/2026		9,385	10,505
			$68,858	7.88%, 09/01/2019		12,500	13,766
Internet - 1.27%				RCN Telecom Services LLC / RCN Capital
Netflix Inc				Corp
4.38%, 11/15/2026(d)		9,805	9,621	8.50%, 08/15/2020(d)		16,475	17,525
United Group BV				SFR Group SA
7.88%, 11/15/2020(d)	EUR	12,000	13,563	6.00%, 05/15/2022(d)		7,655	7,875
Zayo Group LLC / Zayo Capital Inc				7.38%, 05/01/2026(d)		8,175	8,390
6.00%, 04/01/2023		$21,635	22,609	Unitymedia GmbH
			$45,793	6.13%, 01/15/2025(d)		8,940	9,242
Iron & Steel - 2.97%				Unitymedia Hessen GmbH & Co KG /
AK Steel Corp				Unitymedia NRW GmbH
7.50%, 07/15/2023		5,570	6,101	5.50%, 01/15/2023(d)		16,650	17,316
7.63%, 05/15/2020		10,680	10,894	Univision Communications Inc
ArcelorMittal				6.75%, 09/15/2022(d)		4,516	4,736
6.50%, 03/01/2021(f)		2,275	2,486	UPCB Finance IV Ltd
8.00%, 10/15/2039(f)		30,030	33,408	5.38%, 01/15/2025(d)		2,000	2,030
Commercial Metals Co				Virgin Media Finance PLC
4.88%, 05/15/2023		23,670	24,143	5.75%, 01/15/2025(d)		5,000	5,075
Signode Industrial Group Lux SA/Signode				6.00%, 10/15/2024(d)		2,940	3,063
Industrial Group US Inc				Virgin Media Secured Finance PLC
6.38%, 05/01/2022(d)		25,690	26,075	5.25%, 01/15/2026(d)		3,965	3,978
Vale Overseas Ltd				WideOpenWest Finance LLC /
6.25%, 08/10/2026		3,690	3,967	WideOpenWest Capital Corp
			$107,074	10.25%, 07/15/2019		3,180	3,353
Leisure Products & Services - 0.51%				Ziggo Bond Finance BV
NCL Corp Ltd				4.63%, 01/15/2025(d)	EUR	1,500	1,696
4.63%, 11/15/2020(d)		12,870	13,160	6.00%, 01/15/2027(d)		$8,705	8,636
Silversea Cruise Finance Ltd				Ziggo Secured Finance BV
7.25%, 02/01/2025(d)		5,205	5,349	5.50%, 01/15/2027(d)		10,820	10,779
			$18,509				$276,626

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mining - 3.27%			Oil & Gas (continued)
Alcoa Nederland Holding BV			Oasis Petroleum Inc (continued)
6.75%, 09/30/2024(d)	$4,460	$4,825	6.88%, 03/15/2022	$5,645	$5,786
7.00%, 09/30/2026(d)	7,585	8,306	6.88%, 01/15/2023	11,825	12,106
Aleris International Inc			PDC Energy Inc
9.50%, 04/01/2021(d)	2,100	2,284	6.13%, 09/15/2024(d)	3,500	3,658
First Quantum Minerals Ltd			7.75%, 10/15/2022	5,275	5,598
7.00%, 02/15/2021(d)	3,730	3,823	Precision Drilling Corp
7.25%, 05/15/2022(d)	14,574	14,865	7.75%, 12/15/2023(d)	1,505	1,625
FMG Resources August 2006 Pty Ltd			QEP Resources Inc
6.88%, 04/01/2022(d)	16,655	17,259	5.25%, 05/01/2023	13,091	13,026
9.75%, 03/01/2022(d)	6,820	7,911	Seven Generations Energy Ltd
Freeport-McMoRan Inc			6.75%, 05/01/2023(d)	3,080	3,296
2.38%, 03/15/2018	9,520	9,491	Sunoco LP / Sunoco Finance Corp
6.88%, 02/15/2023(d)	1,845	1,923	5.50%, 08/01/2020	7,070	7,229
Hudbay Minerals Inc			6.38%, 04/01/2023	10,945	11,235
7.63%, 01/15/2025(d)	5,995	6,415	Tesoro Corp
Midwest Vanadium Pty Ltd			4.75%, 12/15/2023(d)	11,685	12,006
0.00%, 02/15/2018(a),(d)	10,696	214	Whiting Petroleum Corp
St Barbara Ltd			5.00%, 03/15/2019	12,900	13,126
8.88%, 04/15/2018(d)	892	919	5.75%, 03/15/2021	6,815	6,883
Taseko Mines Ltd			WildHorse Resource Development Corp
7.75%, 04/15/2019	10,635	9,439	6.88%, 02/01/2025(d),(h)	5,815	5,793
Teck Resources Ltd			WPX Energy Inc
3.75%, 02/01/2023	11,625	11,291	7.50%, 08/01/2020	11,285	12,244
6.25%, 07/15/2041	13,000	13,357			$289,055
8.00%, 06/01/2021(d)	2,865	3,159	Oil & Gas Services - 0.85%
8.50%, 06/01/2024(d)	2,085	2,426	Archrock Partners LP / Archrock Partners
		$117,907	Finance Corp
Miscellaneous Manufacturers - 1.04%			6.00%, 10/01/2022	7,955	7,796
Bombardier Inc			PHI Inc
6.13%, 01/15/2023(d)	3,570	3,489	5.25%, 03/15/2019	10,570	10,174
7.50%, 03/15/2025(d)	18,365	18,411	Weatherford International Ltd
8.75%, 12/01/2021(d)	14,435	15,608	4.50%, 04/15/2022	3,855	3,431
		$37,508	8.25%, 06/15/2023	5,345	5,452
Oil & Gas - 8.02%			9.88%, 02/15/2024(d)	3,645	3,936
Baytex Energy Corp					$30,789
5.13%, 06/01/2021(d)	7,195	6,655	Packaging & Containers - 2.28%
Carrizo Oil & Gas Inc			ARD Finance SA
7.50%, 09/15/2020	14,800	15,355	7.13%, PIK 7.88%, 09/15/2023(d),(e)	8,785	8,928
Chaparral Energy Inc			Ardagh Packaging Finance PLC / Ardagh
0.00%, 10/01/2020(a)	7,360	7,360	Holdings USA Inc
0.00%, 11/15/2022(a)	18,979	18,884	3.96%, 12/15/2019(d),(f)	3,342	3,397
Chesapeake Energy Corp			6.00%, 06/30/2021(d)	4,280	4,408
8.00%, 12/15/2022(d)	11,430	12,202	7.25%, 05/15/2024(d)	4,540	4,863
8.00%, 01/15/2025(d)	3,530	3,616	Coveris Holdings SA
Chesapeake Oil Op/Fin Escrow Shares			7.88%, 11/01/2019(d)	12,035	12,095
0.00%, 11/15/2019(a),(b),(c)	11,835	—	Crown Americas LLC / Crown Americas
Continental Resources Inc/OK			Capital Corp V
4.50%, 04/15/2023	14,075	13,899	4.25%, 09/30/2026(d)	2,000	1,913
5.00%, 09/15/2022	8,120	8,282	Crown Cork & Seal Co Inc
Denbury Resources Inc			7.38%, 12/15/2026	15,449	17,457
5.50%, 05/01/2022	12,020	10,307	Flex Acquisition Co Inc
EP Energy LLC / Everest Acquisition Finance			6.88%, 01/15/2025(d)	4,545	4,621
Inc			Reynolds Group Issuer Inc / Reynolds Group
6.38%, 06/15/2023	11,355	9,879	Issuer LLC / Reynolds Group Issuer
8.00%, 11/29/2024(d)	2,370	2,560	(Luxembourg) S.A.
9.38%, 05/01/2020	8,835	8,835	4.52%, 07/15/2021(d),(f)	6,620	6,810
Gulfport Energy Corp			5.13%, 07/15/2023(d)	7,145	7,307
6.38%, 05/15/2025(d)	8,585	8,800	5.75%, 10/15/2020	8,115	8,355
Halcon Resources Corp			7.00%, 07/15/2024(d)	1,950	2,078
8.63%, 02/01/2020(d)	12,670	13,240			$82,232
12.00%, 02/15/2022(d)	1,082	1,223	Pharmaceuticals - 0.59%
Laredo Petroleum Inc			Valeant Pharmaceuticals International Inc
5.63%, 01/15/2022	560	568	5.63%, 12/01/2021(d)	10,350	8,176
7.38%, 05/01/2022	5,450	5,675	7.50%, 07/15/2021(d)	15,020	13,049
MEG Energy Corp					$21,225
6.50%, 01/15/2025(d)	7,115	7,186	Pipelines - 1.94%
Murphy Oil Corp			Antero Midstream Partners LP / Antero
6.88%, 08/15/2024	3,450	3,700	Midstream Finance Corp
Northern Blizzard Resources Inc			5.38%, 09/15/2024(d)	4,025	4,116
7.25%, 02/01/2022(d)	13,414	13,481	Energy Transfer Equity LP
Oasis Petroleum Inc			5.88%, 01/15/2024	7,960	8,497
6.50%, 11/01/2021	3,655	3,737

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)			Savings & Loans - 0.00%
Sabine Pass Liquefaction LLC			Washington Mutual Bank / Henderson NV
5.63%, 02/01/2021(f)	$10,410	$11,243	0.00%, 06/15/2011(a),(c)		$3,500	$—
5.63%, 03/01/2025	16,130	17,521	0.00%, 01/15/2013(a),(b),(c)		3,000	—
6.25%, 03/15/2022	4,915	5,480	0.00%, 01/15/2015(a),(c),(f)		2,000	—
Tesoro Logistics LP / Tesoro Logistics						$—
Finance Corp			Semiconductors - 0.94%
5.25%, 01/15/2025	4,605	4,801	Micron Technology Inc
6.13%, 10/15/2021	13,410	14,030	5.50%, 02/01/2025		6,860	6,894
6.25%, 10/15/2022	2,075	2,210	5.63%, 01/15/2026(d)		2,165	2,168
6.38%, 05/01/2024	1,750	1,901	7.50%, 09/15/2023(d)		6,605	7,332
		$69,799	NXP BV / NXP Funding LLC
Private Equity - 0.40%			4.13%, 06/01/2021(d)		5,010	5,172
Icahn Enterprises LP / Icahn Enterprises			Sensata Technologies UK Financing Co PLC
Finance Corp			6.25%, 02/15/2026(d)		11,500	12,334
5.88%, 02/01/2022	7,100	7,109				$33,900
6.00%, 08/01/2020	7,060	7,233	Shipbuilding - 0.33%
		$14,342	Huntington Ingalls Industries Inc
Real Estate - 0.56%			5.00%, 11/15/2025(d)		11,345	11,827
Crescent Communities LLC/Crescent
Ventures Inc			Software - 1.32%
8.88%, 10/15/2021(d)	9,595	9,955	First Data Corp
Kennedy-Wilson Inc			5.00%, 01/15/2024(d)		19,325	19,579
5.88%, 04/01/2024	9,750	10,070	MSCI Inc
		$20,025	5.25%, 11/15/2024(d)		6,675	6,919
REITS- 2.80%			5.75%, 08/15/2025(d)		3,315	3,512
DuPont Fabros Technology LP			Quintiles IMS Inc
5.88%, 09/15/2021	12,075	12,618	5.00%, 10/15/2026(d)		17,345	17,460
Equinix Inc						$47,470
5.38%, 01/01/2022	10,065	10,644	Telecommunications - 7.39%
5.88%, 01/15/2026	15,400	16,362	CenturyLink Inc
Iron Mountain Inc			5.63%, 04/01/2025		4,870	4,627
4.38%, 06/01/2021(d)	6,430	6,623	7.50%, 04/01/2024		4,005	4,240
Iron Mountain US Holdings Inc			Frontier Communications Corp
5.38%, 06/01/2026(d)	9,655	9,293	7.13%, 01/15/2023		7,850	7,026
iStar Inc			8.88%, 09/15/2020		3,175	3,381
4.88%, 07/01/2018	7,230	7,302	11.00%, 09/15/2025		19,160	19,376
6.50%, 07/01/2021	6,745	7,015	10.50%, 09/15/2022		3,400	3,542
9.00%, 06/01/2017	8,295	8,482	Goodman Networks Inc
MGM Growth Properties Operating			12.13%, 07/01/2018(b)		14,363	5,961
Partnership LP / MGP Finance Co-Issuer Inc			GTT Escrow Corp
5.63%, 05/01/2024(d)	11,260	11,753	7.88%, 12/31/2024(d)		2,910	3,048
MPT Operating Partnership LP / MPT Finance			Intelsat Jackson Holdings SA
Corp			5.50%, 08/01/2023		15,980	11,186
5.25%, 08/01/2026	4,390	4,313	8.00%, 02/15/2024(d)		10,505	10,899
6.38%, 03/01/2024	4,760	5,028	Level 3 Communications Inc
VEREIT Operating Partnership LP			5.75%, 12/01/2022		5,470	5,661
4.88%, 06/01/2026	1,300	1,325	Level 3 Financing Inc
		$100,758	5.13%, 05/01/2023		4,440	4,473
Retail - 2.64%			5.38%, 01/15/2024		11,395	11,523
Claire's Stores Inc			Play Finance 1 SA
9.00%, 03/15/2019(d)	8,139	3,907	6.50%, 08/01/2019	EUR	3,000	3,344
Dollar Tree Inc			Radiate Holdco LLC / Radiate Finance Inc
5.75%, 03/01/2023	11,904	12,606	6.63%, 02/15/2025(d),(h)		$16,855	16,813
JC Penney Corp Inc			Sprint Capital Corp
5.65%, 06/01/2020	4,895	4,822	6.88%, 11/15/2028		7,235	7,452
5.88%, 07/01/2023(d)	3,550	3,600	Sprint Communications Inc
KFC Holding Co/Pizza Hut Holdings			6.00%, 11/15/2022		16,500	16,748
LLC/Taco Bell of America LLC			7.00%, 08/15/2020		12,300	13,161
5.00%, 06/01/2024(d)	11,905	12,128	9.00%, 11/15/2018(d)		6,850	7,501
5.25%, 06/01/2026(d)	7,420	7,506	Sprint Corp
L Brands Inc			7.13%, 06/15/2024		8,840	9,238
6.88%, 11/01/2035	7,245	7,064	7.88%, 09/15/2023		12,250	13,383
Landry's Inc			T-Mobile USA Inc
6.75%, 10/15/2024(d)	11,420	11,763	6.13%, 01/15/2022		4,110	4,346
Michaels Stores Inc			6.25%, 04/01/2021		20,800	21,553
5.88%, 12/15/2020(d)	12,293	12,631	6.50%, 01/15/2024		4,025	4,337
PetSmart Inc			6.50%, 01/15/2026		9,620	10,570
7.13%, 03/15/2023(d)	11,930	11,721	6.63%, 04/28/2021		12,140	12,656
Tops Holding LLC / Tops Markets II Corp			Wind Acquisition Finance SA
8.00%, 06/15/2022(d)	9,215	7,372	4.75%, 07/15/2020(d)		10,885	11,076
		$95,120	7.38%, 04/23/2021(d)		18,205	18,931
						$266,052

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2017 (unaudited)

	Principal				SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)		Value(000	's)	(continued)	Amount (000's)		Value(000	's)
Transportation - 2.18%					Insurance - 0.36%
Eletson Holdings Inc					Lonestar Intermediate Super Holdings LLC,
9.63%, 01/15/2022(d)		$17,244	$13,925		PIK Term Loan
Hornbeck Offshore Services Inc					10.00%, PIK 10.75%, 08/10/2021(e),(f)		$12,440	$12,953
5.00%, 03/01/2021		9,980	6,961
Navios Maritime Acquisition Corp / Navios					Internet - 0.03%
Acquisition Finance US Inc					Zayo Group LLC, Delay-Draw Term Loan
8.13%, 11/15/2021(d)		37,660	34,176		B3-DD
Navios Maritime Holdings Inc / Navios					0.00%, 01/12/2024(f),(i)		365	368
Maritime Finance II US Inc					Zayo Group LLC, Term Loan B2
7.38%, 01/15/2022(d)		16,245	11,138		3.50%, 01/12/2024(f)		760	766
Navios South American Logistics Inc / Navios								$1,134
Logistics Finance US Inc					Media- 0.62%
7.25%, 05/01/2022(d)		13,220	12,212		Adria Topco BV, PIK Term Loan
			$78,412		9.00%, PIK 9.00%, 06/04/2019(e),(f)	EUR	1,598	1,740
Trucking & Leasing - 0.16%					Univision Communications Inc, Term Loan
Park Aerospace Holdings Ltd					C3
5.25%, 08/15/2022(d),(h)		2,865	2,937		4.00%, 03/01/2020(f)		$3,183	3,186
5.50%, 02/15/2024(d),(h)		2,865	2,942		Univision Communications Inc, Term Loan
			$5,879		C4
TOTAL BONDS			$3,179,115		4.00%, 03/01/2020(f)		7,819	7,837
	Principal				WideOpenWest Finance LLC, Term Loan B
CONVERTIBLE BONDS - 0.14%	Amount (000's)		Value(000	's)	4.50%, 08/11/2023(f)		9,626	9,665
Food Service - 0.00%								$22,428
Fresh Express Delivery Holding Group Co					Mining - 0.10%
Ltd					FMG Resources August 2006 Pty Ltd, Term
0.00%, 11/09/2009(a),(c)	HKD	46,500	—		Loan B
0.00%, 10/18/2010(a),(c)	CNY	245,000	—		3.75%, 06/30/2019(f)		3,507	3,529
			$—
Semiconductors - 0.14%					Oil & Gas - 0.72%
Jazz US Holdings Inc					California Resources Corp, Term Loan
8.00%, 12/31/2018		$2,290	4,906		11.37%, 12/31/2021(f)		10,680	12,009
					Chesapeake Energy Corp, Term Loan 1.5
					8.50%, 08/17/2021(f)		6,215	6,795
TOTAL CONVERTIBLE BONDS			$4,906
					Seadrill Operating LP, Term Loan B
		Principal			4.00%, 02/12/2021(f)		9,711	7,150
SENIOR FLOATING RATE INTERESTS -6.28%	Amount (000's)		Value(000	's)
Automobile Manufacturers - 0.10%								$25,954
Navistar Inc, Term Loan B					Oil & Gas Services - 0.12%
6.50%, 08/06/2020(f)		$3,640	$3,686		Seventy Seven Operating LLC, Term Loan B
					3.78%, 06/17/2021(f)		4,431	4,390
Chemicals - 0.28%
Alpha 3 BV, Term Loan B1					Packaging & Containers - 0.18%
0.00%, 01/31/2024(f),(i)		1,605	1,613		SIG Combibloc US Acquisition Inc, Term
					Loan B
Emerald Performance Materials LLC, Term					4.00%, 03/11/2022(f)		6,491	6,541
Loan
8.75%, 07/22/2022(f)		8,475	8,451
			$10,064		Pharmaceuticals - 0.17%
Entertainment - 0.52%					Valeant Pharmaceuticals International Inc,
					Term Loan BF1
CCM Merger Inc, Term Loan B					5.53%, 04/01/2022(f)		6,219	6,243
4.03%, 08/06/2021(f)		5,486	5,527
Lions Gate Entertainment Corp, Term Loan
B					REITS- 0.31%
3.77%, 10/13/2023(f)		13,030	13,095		iStar Inc, Term Loan B
					5.50%, 07/01/2020(f)		10,899	10,981
			$18,622
Forest Products & Paper - 0.63%
Caraustar Industries Inc, Term Loan B					Retail - 0.74%
8.00%, 04/26/2019(f)		11,251	11,447		Academy Ltd, Term Loan B
					5.04%, 06/16/2022(f)		9,856	8,591
8.00%, 05/01/2019(f)		11,115	11,310
					FOCUS Brands Inc, Term Loan
			$22,757		5.00%, 10/03/2023(f)		10,785	10,942
Healthcare - Products - 0.13%					Michaels Stores Inc, Term Loan B1
Kinetic Concepts Inc					3.75%, 01/27/2023(f)		6,317	6,280
0.00%, 02/01/2024(c),(f),(i)		4,865	4,841
					PetSmart Inc, Term Loan B
					4.02%, 03/11/2022(f)		946	936
Healthcare - Services - 0.55%								$26,749
Acadia Healthcare Co Inc, Term Loan B2
3.80%, 02/16/2023(f)		881	888		Semiconductors - 0.11%
					NXP BV, Term Loan F
Lantheus Medical Imaging Inc, Term Loan B					3.24%, 12/07/2020(f)		4,010	4,027
7.00%, 06/24/2022(f)		10,181	10,181
MPH Acquisition Holdings LLC, Term Loan
B					Telecommunications - 0.45%
5.00%, 05/25/2023(f)		8,430	8,548		GTT Communications Inc, Term Loan
					5.00%, 12/13/2023(f)		7,083	7,171
			$19,617

See accompanying notes

		Schedule of Investments
		High Yield Fund
		January 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value(000	's)
Telecommunications (continued)
Radiate Holdco LLC, Term Loan
0.00%, 12/09/2023(f),(i)	$9,105	$9,172
		$16,343
Trucking & Leasing - 0.16%
Avolon TLB Borrower 1 Luxembourg Sarl,
Term Loan B2
0.00%, 01/20/2022(f),(i)	5,540	5,611

TOTAL SENIOR FLOATING RATE INTERESTS		$226,470
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 1.39%	Amount (000's)	Value(000	's)
U.S. Treasury Bill - 1.39%
0.51%, 03/09/2017(j)	$50,000	$49,977

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$49,977
Total Investments		$3,614,158
Other Assets and Liabilities - (0.33)%		$(11,728)
TOTAL NET ASSETS - 100.00%		$3,602,430

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $5,961 or 0.17% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Inputs used in the valuation may be unobservable; however, not all securities are included in Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $11,967 or 0.33% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,597,181 or 44.34% of net assets.
(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f)	Variable Rate. Rate shown is in effect at January 31, 2017.
(g)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(h)	Security purchased on a when-issued basis.
(i)	This Senior Floating Rate Note will settle after January 31, 2017, at which time the interest rate will be determined.
(j)	Rate shown is the discount rate of the original purchase.

Portfolio Summary (unaudited)

Sector	Percent
Communications	17.64%
Consumer, Cyclical	14.57%
Financial	13.98%
Consumer, Non-cyclical	12.40%
Energy	12.16%
Basic Materials	10.14%
Industrial	8.84%
Investment Companies	3.69%
Technology	3.65%
Utilities	1.86%
Government	1.39%
Other Assets and Liabilities	(0.33)%
TOTAL NET ASSETS	100.00%

See accompanying notes

				Schedule of Investments
				High Yield Fund
				January 31, 2017 (unaudited)

		Exchange Cleared Credit Default Swaps

Sell Protection
		Implied
		Credit Spread		(Pay)/			Upfront	Unrealized
		as of January		Receive Fixed	Expiration	Notional	Premiums	Appreciation/
	Reference Entity	31, 2017	(a)	Rate	Date	Amount (b)	Paid/(Received)	(Depreciation)	Fair Value (c)
	CDX.NA.HY.27	N/A		5.00%	12/20/2021	$50,000	$2,825	$327	$3,152
Total							$2,825	$327	$3,152

Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $50,000.

(c) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
Barclays Bank PLC	03/09/2017	EUR	26,000,000	$27,980	$28,101	$	— $	(121)
Total						$	— $	(121)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2017 (unaudited)

COMMON STOCKS - 0.30%	Shares Held	Value(000	's)		Principal
Electric - 0.25%				BONDS (continued)	Amount (000's) Value (000's)
Dynegy Inc (a)	7,500	$71		Apparel - 0.11%
Texas Competitive Electric Holdings Co LLC	1,075,000	3		Hanesbrands Inc
(a),(b)				4.88%, 05/15/2026(g)	$1,170	$1,153
Vistra Energy Corp	164,087	2,660		Levi Strauss & Co
		$2,734		5.00%, 05/01/2025	50	50
Oil & Gas - 0.03%						$1,203
Penn Virginia Corp (a)	2,279	114		Automobile Manufacturers - 0.13%
Penn Virginia Corp (a),(b),(c),(d)	2,826	141		Fiat Chrysler Automobiles NV
Penn Virginia Corp (a),(b)	373,000	7		4.50%, 04/15/2020	418	427
Sabine Oil & Gas Corp - Warrants (a),(b)	208	1		5.25%, 04/15/2023	630	646
		$263		General Motors Co
Packaging & Containers - 0.00%				0.00%, 12/01/2020(a),(b),(d)	25	—
Constar International (a),(b),(d)	9,689	—		0.00%, 12/01/2020(a),(b),(d)	50	—
				0.00%, 07/15/2023(a),(b),(d)	1,000	—
Retail - 0.00%				0.00%, 09/01/2025(a),(b),(d)	700	—
Nebraska Book Holdings Inc (a),(b)	20,064	—		0.00%, 05/01/2028(a),(b),(d)	150	—
Neebo, Inc - Warrants (a),(b),(d)	3,508	—		0.00%, 03/06/2032(a),(b),(d)	75	—
Neebo, Inc - Warrants (a),(b),(d)	7,519	—		0.00%, 07/15/2033(a),(b),(d)	100	—
				0.00%, 07/15/2033(a),(b),(d)	5,050	—
		$—		0.00%, 03/15/2036(a),(b),(d)	725	—
Telecommunications - 0.02%
NII Holdings Inc (a)	77,871	220		Navistar International Corp
				8.25%, 11/01/2021	360	364
TOTAL COMMON STOCKS		$3,217				$1,437
INVESTMENT COMPANIES - 4.33%	Shares Held	Value(000	's)	Automobile Parts & Equipment - 0.71%
Money Market Funds - 4.33%				American Axle & Manufacturing Inc
BlackRock Liquidity Funds FedFund Portfolio	46,610,688	46,611		6.63%, 10/15/2022	700	721
				Cooper-Standard Automotive Inc
				5.63%, 11/15/2026(g)	309	311
TOTAL INVESTMENT COMPANIES		$46,611
PREFERRED STOCKS - 0.14%	Shares Held	Value(000	's)	Goodyear Tire & Rubber Co/The
				5.00%, 05/31/2026	900	907
Insurance - 0.14%				5.13%, 11/15/2023	580	595
XLIT Ltd 4.14%(b),(e),(f)	1,935	$1,548
				IHO Verwaltungs GmbH
				4.13%, PIK 4.88%, 09/15/2021(g),(h)	640	644
Packaging & Containers - 0.00%				4.50%, PIK 5.25%, 09/15/2023(g),(h)	650	644
Constar International 0.00%(a),(b),(d)	977	—
				4.75%, PIK 5.50%, 09/15/2026(g),(h)	235	231
				MPG Holdco I Inc
TOTAL PREFERRED STOCKS		$1,548		7.38%, 10/15/2022	1,094	1,176
	Principal			Tenneco Inc
BONDS- 88.23%	Amount (000's)	Value(000	's)	5.38%, 12/15/2024	265	276
Advertising - 0.42%				ZF North America Capital Inc
Acosta Inc				4.00%, 04/29/2020(g)	675	703
7.75%, 10/01/2022(g)	$3,680	$3,229		4.50%, 04/29/2022(g)	670	687
Lamar Media Corp				4.75%, 04/29/2025(g)	759	772
5.38%, 01/15/2024	56	58				$7,667
5.75%, 02/01/2026	689	730		Banks- 0.56%
Outfront Media Capital LLC / Outfront Media				Bank of America Corp
Capital Corp				6.10%, 12/31/2049(e),(f)	720	751
5.63%, 02/15/2024	125	131		Barclays PLC
5.88%, 03/15/2025	365	382		8.25%, 12/31/2049(e),(f)	435	454
		$4,530		Citigroup Inc
Aerospace & Defense - 0.46%				6.13%, 12/31/2049(e),(f)	25	26
Arconic Inc				6.25%, 12/31/2049(e),(f)	535	565
5.13%, 10/01/2024	1,505	1,561		Credit Agricole SA
5.40%, 04/15/2021	415	442		8.13%, 12/31/2049(e),(f),(g)	440	468
5.87%, 02/23/2022	208	223		Royal Bank of Scotland Group PLC
5.90%, 02/01/2027	129	138		6.00%, 12/19/2023	1,042	1,096
6.15%, 08/15/2020	40	44		6.13%, 12/15/2022	1,706	1,800
6.75%, 01/15/2028	816	885		8.00%, 12/31/2049(e),(f)	469	455
Orbital ATK Inc				8.62%, 12/29/2049(e),(f)	200	206
5.25%, 10/01/2021	241	250		Societe Generale SA
5.50%, 10/01/2023	170	177		7.38%, 12/31/2049(e),(f),(g)	200	200
TransDigm Inc						$6,021
6.00%, 07/15/2022	628	633		Biotechnology - 0.07%
6.38%, 06/15/2026(g)	343	338
				Concordia International Corp
6.50%, 07/15/2024	301	301		7.00%, 04/15/2023(g)	1,615	592
		$4,992		9.00%, 04/01/2022(g)	187	159
Airlines - 0.13%						$751
American Airlines Group Inc				Building Materials - 1.36%
5.50%, 10/01/2019(g)	725	752
				Airxcel Inc
UAL 2007-1 Pass Through Trust				8.50%, 02/15/2022(g),(i)	213	217
6.64%, 01/02/2024	270	287		Cemex Finance LLC
United Continental Holdings Inc				6.00%, 04/01/2024(g)	757	778
5.00%, 02/01/2024	385	382
		$1,421

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Building Materials (continued)			Commercial Services (continued)
Cemex SAB de CV			Garda World Security Corp
5.70%, 01/11/2025(g)	$295	$298	7.25%, 11/15/2021(g)	$835	$799
6.13%, 05/05/2025(g)	1,238	1,278	Hertz Corp/The
7.75%, 04/16/2026(g)	2,100	2,334	5.50%, 10/15/2024(g)	1,640	1,378
Hardwoods Acquisition Inc			IHS Markit Ltd
7.50%, 08/01/2021(g)	778	685	5.00%, 11/01/2022(g)	3,972	4,116
Masonite International Corp			Jaguar Holding Co II / Pharmaceutical Product
5.63%, 03/15/2023(g)	373	386	Development LLC
NCI Building Systems Inc			6.38%, 08/01/2023(g)	1,625	1,723
8.25%, 01/15/2023(g)	350	381	Live Nation Entertainment Inc
NWH Escrow Corp			4.88%, 11/01/2024(g)	675	675
7.50%, 08/01/2021(g)	197	173	Prime Security Services Borrower LLC /
Standard Industries Inc/NJ			Prime Finance Inc
5.38%, 11/15/2024(g)	745	768	9.25%, 05/15/2023(g)	2,140	2,319
5.50%, 02/15/2023(g)	110	114	RR Donnelley & Sons Co
6.00%, 10/15/2025(g)	592	625	6.00%, 04/01/2024	1,280	1,216
Summit Materials LLC / Summit Materials			6.50%, 11/15/2023	720	704
Finance Corp			7.00%, 02/15/2022	51	51
6.13%, 07/15/2023	1,120	1,156	7.63%, 06/15/2020	4,320	4,579
US Concrete Inc			7.88%, 03/15/2021	3,355	3,598
6.38%, 06/01/2024	369	390	Service Corp International/US
USG Corp			4.50%, 11/15/2020	145	148
5.50%, 03/01/2025(g)	395	414	5.38%, 01/15/2022	1,395	1,451
8.25%, 01/15/2018(f)	4,375	4,627	5.38%, 05/15/2024	635	665
		$14,624	8.00%, 11/15/2021	370	432
Chemicals - 1.25%			ServiceMaster Co LLC/The
Blue Cube Spinco Inc			5.13%, 11/15/2024(g)	213	216
9.75%, 10/15/2023	717	851	Syniverse Foreign Holdings Corp
10.00%, 10/15/2025	1,533	1,855	9.13%, 01/15/2022(g)	2,665	2,565
CF Industries Inc			Syniverse Holdings Inc
5.15%, 03/15/2034	647	594	9.13%, 01/15/2019	445	405
5.38%, 03/15/2044	130	114	Team Health Inc
CVR Partners LP / CVR Nitrogen Finance			7.25%, 12/15/2023(g)	2,670	3,057
Corp			United Rentals North America Inc
9.25%, 06/15/2023(g)	1,793	1,909	5.50%, 07/15/2025	550	571
GCP Applied Technologies Inc			5.75%, 11/15/2024	755	797
9.50%, 02/01/2023(g)	525	598	5.88%, 09/15/2026	605	628
Hexion Inc			6.13%, 06/15/2023	1,625	1,714
6.63%, 04/15/2020	1,751	1,633			$38,889
Momentive Performance - Escrow			Computers - 1.70%
0.00%, 10/15/2020(a),(b),(d)	1,325	—	Diamond 1 Finance Corp / Diamond 2 Finance
Momentive Performance Materials Inc			Corp
3.88%, 10/24/2021	975	949	3.48%, 06/01/2019(g)	5	5
NOVA Chemicals Corp			4.42%, 06/15/2021(g)	277	288
5.00%, 05/01/2025(g)	2,223	2,228	5.45%, 06/15/2023(g)	800	859
5.25%, 08/01/2023(g)	210	217	5.88%, 06/15/2021(g)	1,245	1,314
PolyOne Corp			6.02%, 06/15/2026(g)	1,870	2,019
5.25%, 03/15/2023	1,114	1,142	7.13%, 06/15/2024(g)	315	345
Rain CII Carbon LLC / CII Carbon Corp			Diebold Nixdorf Inc
8.00%, 12/01/2018(g)	145	145	8.50%, 04/15/2024	628	686
Unifrax I LLC / Unifrax Holding Co			EMC Corp
7.50%, 02/15/2019(g)	725	725	1.88%, 06/01/2018	4,050	4,029
Versum Materials Inc			2.65%, 06/01/2020	242	235
5.50%, 09/30/2024(g)	500	520	Harland Clarke Holdings Corp
		$13,480	6.88%, 03/01/2020(g)	380	377
Coal- 0.05%			Riverbed Technology Inc
CONSOL Energy Inc			8.88%, 03/01/2023(g)	560	595
5.88%, 04/15/2022	540	522	Western Digital Corp
			7.38%, 04/01/2023(g)	221	243
Commercial Services - 3.62%			10.50%, 04/01/2024(g)	6,208	7,310
ACE Cash Express Inc					$18,305
11.00%, 02/01/2019(g)	1,106	929	Consumer Products - 0.25%
ADT Corp/The			ACCO Brands Corp
4.13%, 06/15/2023	1,838	1,753	5.25%, 12/15/2024(g)	286	288
4.88%, 07/15/2032(g)	980	789	Central Garden & Pet Co
Ahern Rentals Inc			6.13%, 11/15/2023	25	27
7.38%, 05/15/2023(g)	693	648	Prestige Brands Inc
AMN Healthcare Inc			6.38%, 03/01/2024(g)	415	433
5.13%, 10/01/2024(g)	273	274	Spectrum Brands Inc
Avis Budget Car Rental LLC / Avis Budget			5.75%, 07/15/2025	1,122	1,172
Finance Inc			6.13%, 12/15/2024	736	778
5.50%, 04/01/2023	710	689			$2,698

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2017 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Cosmetics & Personal Care - 0.41%			Diversified Financial Services (continued)
Edgewell Personal Care Co			Springleaf Finance Corp (continued)
4.70%, 05/19/2021	$1,205	$1,267	8.25%, 12/15/2020	$347	$373
4.70%, 05/24/2022	2,415	2,491			$62,314
Revlon Consumer Products Corp			Electric - 3.56%
5.75%, 02/15/2021(f)	325	325	AES Corp/VA
6.25%, 08/01/2024	273	283	4.88%, 05/15/2023	250	249
		$4,366	5.50%, 04/15/2025	525	532
Distribution & Wholesale - 0.44%			Calpine Corp
Global Partners LP / GLP Finance Corp			0.00%, 07/15/2013(a),(b),(d)	1,500	—
6.25%, 07/15/2022	520	500	5.25%, 06/01/2026(g)	650	655
H&E Equipment Services Inc			5.38%, 01/15/2023	3,540	3,487
7.00%, 09/01/2022	364	384	5.50%, 02/01/2024	1,000	975
HD Supply Inc			6.00%, 01/15/2022(g)	1,950	2,040
5.25%, 12/15/2021(g)	2,145	2,260	Dynegy Inc
5.75%, 04/15/2024(g)	1,070	1,126	5.88%, 06/01/2023	1,543	1,404
Univar USA Inc			7.38%, 11/01/2022	900	889
6.75%, 07/15/2023(g)	443	461	7.63%, 11/01/2024	370	352
		$4,731	8.00%, 01/15/2025(g)	340	326
Diversified Financial Services - 5.79%			GenOn Energy Inc
AerCap Ireland Capital DAC / AerCap Global			9.88%, 10/15/2020	1,300	962
Aviation Trust			IPALCO Enterprises Inc
2.75%, 05/15/2017	2,420	2,427	5.00%, 05/01/2018	1,665	1,715
Aircastle Ltd			NRG Energy Inc
4.63%, 12/15/2018	1,380	1,432	6.25%, 07/15/2022	2,550	2,627
5.00%, 04/01/2023	530	538	6.25%, 05/01/2024	750	763
5.13%, 03/15/2021	1,965	2,066	6.63%, 03/15/2023	2,435	2,508
5.50%, 02/15/2022	405	425	6.63%, 01/15/2027(g)	4,433	4,400
6.25%, 12/01/2019	1,197	1,299	7.25%, 05/15/2026(g)	2,480	2,595
Alliance Data Systems Corp			NRG Yield Operating LLC
5.88%, 11/01/2021(g)	210	217	5.00%, 09/15/2026(g)	725	707
Ally Financial Inc			Talen Energy Supply LLC
3.25%, 09/29/2017	1,000	1,008	4.60%, 12/15/2021	3,860	3,136
3.25%, 11/05/2018	3,880	3,909	4.62%, 07/15/2019(f),(g)	6,431	6,222
3.60%, 05/21/2018	2,725	2,766	6.50%, 06/01/2025	1,077	869
4.13%, 03/30/2020	465	473	Terraform Global Operating LLC
4.63%, 05/19/2022	3,317	3,367	9.75%, 08/15/2022(g)	810	893
5.50%, 02/15/2017	1,935	1,936			$38,306
6.25%, 12/01/2017	4,050	4,191	Electrical Components & Equipment - 0.09%
8.00%, 03/15/2020	2,505	2,849	EnerSys
8.00%, 11/01/2031	725	861	5.00%, 04/30/2023(g)	683	695
CIT Group Inc			WESCO Distribution Inc
3.88%, 02/19/2019	1,460	1,491	5.38%, 06/15/2024(g)	315	321
4.25%, 08/15/2017	330	333			$1,016
5.00%, 05/15/2018(g)	5,805	5,892	Electronics - 0.18%
5.25%, 03/15/2018	4,440	4,589	Allegion PLC
5.38%, 05/15/2020	842	896	5.88%, 09/15/2023	515	548
5.50%, 02/15/2019(g)	675	710	Flex Ltd
6.63%, 04/01/2018(g)	3,050	3,204	5.00%, 02/15/2023	1,305	1,395
CNG Holdings Inc					$1,943
9.38%, 05/15/2020(g)	920	774	Energy - Alternate Sources - 0.07%
ILFC E-Capital Trust I			Pattern Energy Group Inc
4.67%, 12/21/2065(f),(g)	1,943	1,706	5.88%, 02/01/2024(g)	329	336
ILFC E-Capital Trust II			TerraForm Power Operating LLC
4.92%, 12/21/2065(f),(g)	915	830	5.88%, 02/01/2023(g)	209	215
Intelsat Connect Finance SA			6.13%, 06/15/2025(g)	210	218
12.50%, 04/01/2022(g)	223	141
					$769
International Lease Finance Corp			Engineering & Construction - 0.57%
8.88%, 09/01/2017	1,890	1,966	AECOM
Nationstar Mortgage LLC / Nationstar Capital			5.88%, 10/15/2024	3,395	3,658
Corp			MasTec Inc
6.50%, 07/01/2021	497	506	4.88%, 03/15/2023	1,197	1,184
7.88%, 10/01/2020	515	536	SBA Communications Corp
Navient Corp			4.88%, 07/15/2022	320	324
4.88%, 06/17/2019	5,530	5,568	4.88%, 09/01/2024(g)	73	71
5.50%, 01/15/2019	640	654	Tutor Perini Corp
NFP Corp			7.63%, 11/01/2018	899	906
9.00%, 07/15/2021(g)	420	440
					$6,143
Quicken Loans Inc			Entertainment - 2.74%
5.75%, 05/01/2025(g)	1,174	1,130

Speedy Cash Intermediate Holdings Corp			AMC Entertainment Holdings Inc
10.75%, 05/15/2018 (g)	505	516	5.75%, 06/15/2025	1,070	1,105
			5.88%, 11/15/2026(g)	290	296
Springleaf Finance Corp
7.75%, 10/01/2021	283	295

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Entertainment (continued)			Food Service - 0.27%
Cedar Fair LP / Canada's Wonderland Co /			Aramark Services Inc
Magnum Management Corp			5.13%, 01/15/2024(g)	$2,825	$2,936
5.25%, 03/15/2021	$2,275	$2,344
Chukchansi Economic Development			Forest Products & Paper - 0.07%
Authority			Cascades Inc
9.75%, 05/30/2020(b),(g)	1,238	520	5.75%, 07/15/2023(g)	450	455
Cinemark USA Inc			Clearwater Paper Corp
5.13%, 12/15/2022	300	308	4.50%, 02/01/2023	195	194
EMI Music Publishing Group North America			5.38%, 02/01/2025(g)	104	104
Holdings Inc					$753
7.63%, 06/15/2024(g)	395	432	Gas- 0.09%
GLP Capital LP / GLP Financing II Inc			AmeriGas Partners LP / AmeriGas Finance
4.38%, 04/15/2021	35	36	Corp
4.88%, 11/01/2020	4,235	4,447	5.50%, 05/20/2025	336	344
5.38%, 11/01/2023	1,545	1,657	5.63%, 05/20/2024	218	226
5.38%, 04/15/2026	420	438	5.88%, 08/20/2026	218	226
International Game Technology PLC			NGL Energy Partners LP / NGL Energy
6.25%, 02/15/2022(g)	265	282	Finance Corp
6.50%, 02/15/2025(g)	430	464	6.88%, 10/15/2021	191	197
Isle of Capri Casinos Inc					$993
5.88%, 03/15/2021	1,330	1,375	Hand & Machine Tools - 0.08%
8.88%, 06/15/2020	915	955	Milacron LLC / Mcron Finance Corp
Regal Entertainment Group			7.75%, 02/15/2021(g)	790	823
5.75%, 03/15/2022	2,845	2,959
5.75%, 06/15/2023	525	543	Healthcare - Products - 0.43%
Scientific Games International Inc			Alere Inc
6.25%, 09/01/2020	1,780	1,655	6.38%, 07/01/2023(g)	111	112
6.63%, 05/15/2021	2,610	2,401	6.50%, 06/15/2020	578	577
7.00%, 01/01/2022(g)	330	353	DJO Finco Inc / DJO Finance LLC / DJO
10.00%, 12/01/2022	3,040	3,115	Finance Corp
Shingle Springs Tribal Gaming Authority			8.13%, 06/15/2021(g)	1,145	991
9.75%, 09/01/2021(g)	562	613	Hologic Inc
Six Flags Entertainment Corp			5.25%, 07/15/2022(g)	500	521
4.88%, 07/31/2024(g)	460	457	Mallinckrodt International Finance SA
5.25%, 01/15/2021(g)	1,500	1,541	4.75%, 04/15/2023	143	118
WMG Acquisition Corp			Mallinckrodt International Finance SA /
4.88%, 11/01/2024(g)	105	104	Mallinckrodt CB LLC
5.00%, 08/01/2023(g)	90	90	5.50%, 04/15/2025(g)	985	848
5.63%, 04/15/2022(g)	502	517	5.63%, 10/15/2023(g)	720	638
6.75%, 04/15/2022(g)	400	421	5.75%, 08/01/2022(g)	178	165
		$29,428	Teleflex Inc
Food- 1.70%			4.88%, 06/01/2026	363	361
Albertsons Cos LLC / Safeway Inc / New			5.25%, 06/15/2024	292	301
Albertson's Inc / Albertson's LLC					$4,632
5.75%, 03/15/2025(g)	2,194	2,180	Healthcare - Services - 5.28%
6.63%, 06/15/2024(g)	4,307	4,488	Acadia Healthcare Co Inc
Bumble Bee Holdings Inc			5.63%, 02/15/2023	400	406
9.00%, 12/15/2017(g)	575	574	6.13%, 03/15/2021	253	260
Dean Foods Co			6.50%, 03/01/2024	205	213
6.50%, 03/15/2023(g)	735	768	Centene Corp
Ingles Markets Inc			4.75%, 05/15/2022	90	91
5.75%, 06/15/2023	380	390	4.75%, 01/15/2025	610	602
JBS USA LUX SA / JBS USA Finance Inc			5.63%, 02/15/2021	190	199
5.75%, 06/15/2025(g)	191	196	6.13%, 02/15/2024	620	659
5.88%, 07/15/2024(g)	931	961	CHS/Community Health Systems Inc
7.25%, 06/01/2021(g)	775	801	5.13%, 08/15/2018	111	111
Lamb Weston Holdings Inc			5.13%, 08/01/2021	413	389
4.88%, 11/01/2026(g)	199	199	6.88%, 02/01/2022	276	201
Pilgrim's Pride Corp			7.13%, 07/15/2020	386	316
5.75%, 03/15/2025(g)	395	398	8.00%, 11/15/2019	683	608
Post Holdings Inc			DaVita Inc
5.00%, 08/15/2026(g)	998	965	5.00%, 05/01/2025	725	708
6.00%, 12/15/2022(g)	1,890	1,985	5.13%, 07/15/2024	1,620	1,600
7.75%, 03/15/2024(g)	1,430	1,583	5.75%, 08/15/2022	1,349	1,401
8.00%, 07/15/2025(g)	83	93	Envision Healthcare Corp
SUPERVALU Inc			5.13%, 07/01/2022(g)	414	421
6.75%, 06/01/2021	703	701	Fresenius Medical Care US Finance II Inc
7.75%, 11/15/2022	1,665	1,619	4.13%, 10/15/2020(g)	538	551
US Foods Inc			4.75%, 10/15/2024(g)	295	299
5.88%, 06/15/2024(g)	340	355	5.63%, 07/31/2019(g)	1,423	1,517
		$18,256	5.88%, 01/31/2022(g)	1,214	1,312
			6.50%, 09/15/2018(g)	3,035	3,217

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)			Housewares (continued)
HCA Holdings Inc			Scotts Miracle-Gro Co/The
6.25%, 02/15/2021	$369	$396	5.25%, 12/15/2026(g)	$232	$234
HCA Inc			6.00%, 10/15/2023(g)	267	282
4.25%, 10/15/2019	345	357			$1,131
4.50%, 02/15/2027	1,365	1,346	Insurance - 0.20%
4.75%, 05/01/2023	1,715	1,777	CNO Financial Group Inc
5.00%, 03/15/2024	4,184	4,357	5.25%, 05/30/2025	642	646
5.25%, 04/15/2025	2,001	2,106	Fidelity & Guaranty Life Holdings Inc
5.25%, 06/15/2026	1,445	1,507	6.38%, 04/01/2021(g)	425	427
5.38%, 02/01/2025	1,282	1,308	Liberty Mutual Group Inc
5.88%, 03/15/2022	1,021	1,109	7.80%, 03/07/2087(g)	626	715
5.88%, 05/01/2023	478	509	Radian Group Inc
5.88%, 02/15/2026	480	499	7.00%, 03/15/2021	280	310
6.50%, 02/15/2020	2,747	3,001			$2,098
7.50%, 02/15/2022	475	540	Internet - 0.42%
7.69%, 06/15/2025	1,130	1,240	Match Group Inc
IASIS Healthcare LLC / IASIS Capital Corp			6.38%, 06/01/2024	445	477
8.38%, 05/15/2019	7,462	7,108	Netflix Inc
LifePoint Health Inc			4.38%, 11/15/2026(g)	866	849
5.38%, 05/01/2024(g)	75	72	5.50%, 02/15/2022	1,050	1,125
5.50%, 12/01/2021	448	459	5.75%, 03/01/2024	125	135
5.88%, 12/01/2023	940	935	5.88%, 02/15/2025	225	244
MPH Acquisition Holdings LLC			Zayo Group LLC / Zayo Capital Inc
7.13%, 06/01/2024(g)	2,114	2,244	5.75%, 01/15/2027(g)	750	768
Tenet Healthcare Corp			6.00%, 04/01/2023	575	601
4.38%, 10/01/2021	287	289	6.38%, 05/15/2025	255	270
4.50%, 04/01/2021	750	754			$4,469
5.50%, 03/01/2019	270	268	Iron & Steel - 1.13%
6.00%, 10/01/2020	481	507	AK Steel Corp
6.25%, 11/01/2018	882	927	7.50%, 07/15/2023	520	570
6.75%, 06/15/2023	575	543	ArcelorMittal
6.88%, 11/15/2031	535	433	6.13%, 06/01/2025	527	579
7.50%, 01/01/2022(g)	2,935	3,148	7.25%, 02/25/2022(f)	2,443	2,754
8.00%, 08/01/2020	464	467	8.00%, 10/15/2039(f)	5,660	6,297
8.13%, 04/01/2022	2,813	2,841	Commercial Metals Co
Tennessee Merger Sub Inc			4.88%, 05/15/2023	581	593
6.38%, 02/01/2025(g),(i)	644	633
			Steel Dynamics Inc
		$56,761	5.13%, 10/01/2021	300	310
Home Builders - 1.18%			5.25%, 04/15/2023	200	208
CalAtlantic Group Inc			5.50%, 10/01/2024	290	308
5.25%, 06/01/2026	550	546	6.38%, 08/15/2022	320	335
5.38%, 10/01/2022	1,708	1,770	United States Steel Corp
5.88%, 11/15/2024	440	457	8.38%, 07/01/2021(g)	209	232
8.38%, 01/15/2021	820	955			$12,186
Lennar Corp			Leisure Products & Services - 0.48%
4.75%, 12/15/2017	1,450	1,472	NCL Corp Ltd
4.75%, 11/15/2022(f)	3,545	3,636	4.63%, 11/15/2020(g)	1,050	1,074
M/I Homes Inc			4.75%, 12/15/2021(g)	2,594	2,615
6.75%, 01/15/2021	530	554	Royal Caribbean Cruises Ltd
Mattamy Group Corp			5.25%, 11/15/2022	1,010	1,091
6.50%, 11/15/2020(g)	431	441
			Sabre GLBL Inc
6.88%, 12/15/2023(g)	92	95	5.25%, 11/15/2023(g)	86	87
Meritage Homes Corp			5.38%, 04/15/2023(g)	289	294
6.00%, 06/01/2025	680	697			$5,161
PulteGroup Inc			Lodging - 1.09%
4.25%, 03/01/2021	250	257	Boyd Gaming Corp
Taylor Morrison Communities Inc / Monarch			6.38%, 04/01/2026(g)	955	1,024
Communities Inc			6.88%, 05/15/2023	779	836
5.63%, 03/01/2024(g)	366	373
			Downstream Development Authority of the
Toll Brothers Finance Corp			Quapaw Tribe of Oklahoma
4.00%, 12/31/2018	700	721	10.50%, 07/01/2019(g)	400	400
4.38%, 04/15/2023	375	376	Golden Nugget Inc
5.63%, 01/15/2024	295	310	8.50%, 12/01/2021(g)	390	418
		$12,660	Hilton Domestic Operating Co Inc
Home Furnishings - 0.08%			4.25%, 09/01/2024(g)	510	500
Tempur Sealy International Inc			Hilton Grand Vacations Borrower LLC/Hilton
5.50%, 06/15/2026	440	433	Grand Vacations Borrower Inc
5.63%, 10/15/2023	405	408	6.13%, 12/01/2024(g)	194	203
		$841	Hilton Worldwide Finance LLC / Hilton
Housewares - 0.11%			Worldwide Finance Corp
Radio Systems Corp			5.63%, 10/15/2021	805	830
8.38%, 11/01/2019(g)	589	615

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Lodging (continued)			Media (continued)
Jack Ohio Finance LLC / Jack Ohio Finance 1			Cequel Communications Holdings I LLC /
Corp			Cequel Capital Corp
6.75%, 11/15/2021(g)	$470	$481	5.13%, 12/15/2021(g)	$2,050	$2,078
MGM Resorts International			6.38%, 09/15/2020(g)	1,502	1,543
4.63%, 09/01/2026	529	512	7.75%, 07/15/2025(g)	240	266
6.00%, 03/15/2023	685	736	Clear Channel Worldwide Holdings Inc
6.63%, 12/15/2021	685	764	6.50%, 11/15/2022	363	379
7.75%, 03/15/2022	1,000	1,165	6.50%, 11/15/2022	502	507
8.63%, 02/01/2019	1,405	1,560	7.63%, 03/15/2020	150	146
Seminole Hard Rock Entertainment Inc /			7.63%, 03/15/2020	1,406	1,410
Seminole Hard Rock International LLC			CSC Holdings LLC
5.88%, 05/15/2021(g)	840	853	5.50%, 04/15/2027(g)	526	534
Station Casinos LLC			6.75%, 11/15/2021	665	722
7.50%, 03/01/2021	810	842	7.63%, 07/15/2018	2,425	2,601
Wynn Las Vegas LLC / Wynn Las Vegas			8.63%, 02/15/2019	268	298
Capital Corp			10.88%, 10/15/2025(g)	4,620	5,498
5.50%, 03/01/2025(g)	620	622	DISH DBS Corp
		$11,746	5.88%, 07/15/2022	175	182
Machinery - Construction & Mining - 0.48%			5.88%, 11/15/2024	2,565	2,594
BlueLine Rental Finance Corp			6.75%, 06/01/2021	4,345	4,668
7.00%, 02/01/2019(g)	780	770	7.75%, 07/01/2026	795	890
Oshkosh Corp			Gray Television Inc
5.38%, 03/01/2022	75	78	5.13%, 10/15/2024(g)	1,320	1,297
Terex Corp			5.88%, 07/15/2026(g)	275	273
5.63%, 02/01/2025(g)	768	784	iHeartCommunications Inc
6.00%, 05/15/2021	530	545	6.88%, 06/15/2018	503	367
6.50%, 04/01/2020	970	993	7.25%, 10/15/2027	690	297
Vertiv Group Corp			9.00%, 12/15/2019	977	817
9.25%, 10/15/2024(g)	1,856	1,962	11.25%, 03/01/2021	5,664	4,432
		$5,132	Liberty Interactive LLC
Machinery - Diversified - 0.44%			8.50%, 07/15/2029	695	771
ATS Automation Tooling Systems Inc			LIN Television Corp
6.50%, 06/15/2023(g)	526	544	5.88%, 11/15/2022	169	172
Case New Holland Industrial Inc			Mediacom Broadband LLC / Mediacom
7.88%, 12/01/2017	1,193	1,253	Broadband Corp
CNH Industrial Capital LLC			6.38%, 04/01/2023	430	450
4.88%, 04/01/2021	585	609	Nexstar Broadcasting Inc
CNH Industrial NV			6.13%, 02/15/2022(g)	445	462
4.50%, 08/15/2023	1,130	1,131	Nexstar Escrow Corp
Manitowoc Foodservice Inc			5.63%, 08/01/2024(g)	690	689
9.50%, 02/15/2024	645	742	Nielsen Finance LLC / Nielsen Finance Co
Zebra Technologies Corp			4.50%, 10/01/2020	1,450	1,483
7.25%, 10/15/2022	470	506	5.00%, 04/15/2022(g)	5,592	5,711
		$4,785	Quebecor Media Inc
Media- 10.19%			5.75%, 01/15/2023	180	189
Altice Financing SA			Quebecor World PLC
6.63%, 02/15/2023(g)	665	697	0.00%, 01/15/2025(a),(b),(d)	480	—
7.50%, 05/15/2026(g)	975	1,029	0.00%, 11/15/2025(a),(b),(d)	1,075	—
			0.00%, 08/01/2027(a),(b),(d)	830	—
Altice Luxembourg SA
7.63%, 02/15/2025(g)	1,394	1,474	SFR Group SA
7.75%, 05/15/2022(g)	3,359	3,564	6.00%, 05/15/2022(g)	5,212	5,361
Altice US Finance I Corp			6.25%, 05/15/2024(g)	1,282	1,290
5.38%, 07/15/2023 (g)	1,430	1,489	7.38%, 05/01/2026(g)	5,066	5,199
5.50%, 05/15/2026(g)	1,598	1,638	Sinclair Television Group Inc
			5.63%, 08/01/2024(g)	579	589
AMC Networks Inc
4.75%, 12/15/2022	250	255	6.13%, 10/01/2022	530	554
5.00%, 04/01/2024	500	510	Sirius XM Radio Inc
			4.25%, 05/15/2020(g)	3,505	3,558
Cablevision Systems Corp			4.63%, 05/15/2023(g)	930	938
8.00%, 04/15/2020	1,030	1,138	5.38%, 04/15/2025(g)	570	580
8.63%, 09/15/2017	97	101	5.38%, 07/15/2026(g)	1,675	1,702
CCO Holdings LLC / CCO Holdings Capital			5.75%, 08/01/2021(g)	180	187
Corp 5.13%, 05/01/2023(g)	2,450	2,542	6.00%, 07/15/2024(g)	420	447
5.13%, 05/01/2027(g),(i)	415	423	TEGNA Inc
5.25%, 03/15/2021	655	674	5.13%, 10/15/2019	1,570	1,609
5.25%, 09/30/2022	1,750	1,812	5.13%, 07/15/2020	2,800	2,898
5.38%, 05/01/2025(g)	710	739	5.50%, 09/15/2024(g)	665	674
5.50%, 05/01/2026(g)	480	503	6.38%, 10/15/2023	300	317
5.75%, 02/15/2026(g)	3,077	3,261	Unitymedia GmbH
5.88%, 04/01/2024(g)	2,492	2,674	6.13%, 01/15/2025(g)	725	750
5.88%, 05/01/2027(g)	2,910	3,087	Unitymedia Hessen GmbH & Co KG /
6.63%, 01/31/2022	595	616	Unitymedia NRW GmbH
			5.50%, 01/15/2023(g)	600	624

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)			Mining (continued)
Univision Communications Inc			Teck Resources Ltd (continued)
5.13%, 05/15/2023(g)	$2,385	$2,368	8.50%, 06/01/2024(g)	$303	$353
5.13%, 02/15/2025(g)	200	191			$31,399
6.75%, 09/15/2022(g)	892	936	Miscellaneous Manufacturers - 0.19%
UPCB Finance IV Ltd			Bombardier Inc
5.38%, 01/15/2025(g)	845	857	4.75%, 04/15/2019(g)	428	436
Videotron Ltd			6.00%, 10/15/2022(g)	305	298
5.38%, 06/15/2024(g)	617	645	6.13%, 01/15/2023(g)	657	642
Virgin Media Finance PLC			8.75%, 12/01/2021(g)	455	492
6.38%, 04/15/2023(g)	820	861	Koppers Inc
Virgin Media Secured Finance PLC			6.00%, 02/15/2025(g)	204	211
5.50%, 08/15/2026(g)	2,160	2,192			$2,079
WideOpenWest Finance LLC /			Office & Business Equipment - 0.04%
WideOpenWest Capital Corp			CDW LLC / CDW Finance Corp
10.25%, 07/15/2019	940	991	5.00%, 09/01/2023	403	411
Ziggo Bond Finance BV
5.88%, 01/15/2025(g)	260	262	Oil & Gas - 7.48%
Ziggo Secured Finance BV			Antero Resources Corp
5.50%, 01/15/2027(g)	3,070	3,058	5.00%, 03/01/2025(g)	276	270
		$109,590	5.13%, 12/01/2022	2,035	2,050
Metal Fabrication & Hardware - 0.36%			5.38%, 11/01/2021	616	632
Novelis Corp			Bill Barrett Corp
5.88%, 09/30/2026(g)	1,865	1,893	7.00%, 10/15/2022	944	937
6.25%, 08/15/2024(g)	1,865	1,963	California Resources Corp
		$3,856	5.50%, 09/15/2021	11	9
Mining - 2.92%			6.00%, 11/15/2024	6	5
Alcoa Nederland Holding BV			8.00%, 12/15/2022(g)	1,868	1,663
6.75%, 09/30/2024(g)	443	479	Callon Petroleum Co
Aleris International Inc			6.13%, 10/01/2024(g)	447	473
9.50%, 04/01/2021(g)	415	451	Cenovus Energy Inc
Anglo American Capital PLC			4.45%, 09/15/2042	147	131
4.13%, 04/15/2021(g)	675	685	6.75%, 11/15/2039	132	148
4.13%, 09/27/2022(g)	200	202	Chesapeake Energy Corp
4.45%, 09/27/2020(g)	692	716	4.88%, 04/15/2022	665	618
4.88%, 05/14/2025(g)	575	582	5.38%, 06/15/2021	2,740	2,630
Coeur Mining Inc			5.75%, 03/15/2023	917	880
7.88%, 02/01/2021	302	311	6.13%, 02/15/2021	3,668	3,621
First Quantum Minerals Ltd			8.00%, 12/15/2022(g)	91	97
7.00%, 02/15/2021(g)	4,975	5,099	8.00%, 01/15/2025(g)	1,941	1,988
7.25%, 05/15/2022(g)	2,480	2,530	Citgo Holding Inc
FMG Resources August 2006 Pty Ltd			10.75%, 02/15/2020(g)	713	762
9.75%, 03/01/2022(g)	1,935	2,245	CITGO Petroleum Corp
Freeport-McMoRan Inc			6.25%, 08/15/2022(g)	537	556
2.38%, 03/15/2018	1,590	1,585	Concho Resources Inc
3.10%, 03/15/2020	505	501	5.50%, 04/01/2023	810	840
3.55%, 03/01/2022	30	28	Continental Resources Inc/OK
3.88%, 03/15/2023	3,890	3,588	3.80%, 06/01/2024	968	904
4.00%, 11/14/2021	1,039	1,013	4.50%, 04/15/2023	1,460	1,442
5.40%, 11/14/2034	1,688	1,474	4.90%, 06/01/2044	220	194
5.45%, 03/15/2043	562	483	Diamondback Energy Inc
Hecla Mining Co			4.75%, 11/01/2024(g)	180	180
6.88%, 05/01/2021	568	588	Encana Corp
Hudbay Minerals Inc			3.90%, 11/15/2021	37	38
7.25%, 01/15/2023(g)	1,295	1,369	6.50%, 08/15/2034	815	915
7.63%, 01/15/2025(g)	1,270	1,359	Ensco PLC
International Wire Group Inc			4.50%, 10/01/2024	91	81
10.75%, 08/01/2021(g)	380	365	5.20%, 03/15/2025	139	126
Kaiser Aluminum Corp			EP Energy LLC / Everest Acquisition Finance
5.88%, 05/15/2024	234	245	Inc
Lundin Mining Corp			6.38%, 06/15/2023	4,788	4,165
7.50%, 11/01/2020(g)	365	387	7.75%, 09/01/2022	1,842	1,658
7.88%, 11/01/2022(g)	350	382	8.00%, 11/29/2024(g)	441	476
New Gold Inc			9.38%, 05/01/2020	6,979	6,979
6.25%, 11/15/2022(g)	224	225	Extraction Oil & Gas Holdings LLC /
7.00%, 04/15/2020(g)	225	227	Extraction Finance Corp
Teck Resources Ltd			7.88%, 07/15/2021(g)	1,150	1,231
3.00%, 03/01/2019	290	292	Hilcorp Energy I LP / Hilcorp Finance Co
4.75%, 01/15/2022	1,472	1,509	5.00%, 12/01/2024(g)	561	553
5.40%, 02/01/2043	315	296	5.75%, 10/01/2025(g)	551	556
6.00%, 08/15/2040	585	587	MEG Energy Corp
6.13%, 10/01/2035	295	302	6.38%, 01/30/2023(g)	641	596
6.25%, 07/15/2041	830	853	6.50%, 03/15/2021(g)	1,092	1,121
8.00%, 06/01/2021(g)	80	88	6.50%, 01/15/2025(g)	457	462

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
MEG Energy Corp (continued)			Whiting Petroleum Corp (continued)
7.00%, 03/31/2024(g)	$360	$338	5.75%, 03/15/2021	$1,130	$1,141
Nabors Industries Inc			6.25%, 04/01/2023	1,447	1,462
5.50%, 01/15/2023(g)	334	349	WPX Energy Inc
Newfield Exploration Co			5.25%, 09/15/2024	343	338
5.38%, 01/01/2026	1,360	1,408	6.00%, 01/15/2022	1,046	1,088
5.63%, 07/01/2024	776	817			$80,446
5.75%, 01/30/2022	154	164	Oil & Gas Services - 0.51%
Noble Holding International Ltd			Archrock Partners LP / Archrock Partners
5.25%, 03/15/2042	35	26	Finance Corp
6.20%, 08/01/2040	236	184	6.00%, 10/01/2022	370	363
7.75%, 01/15/2024	293	291	Sea Trucks Group Ltd
Oasis Petroleum Inc			0.00%, 03/26/2018(a),(g)	683	259
6.50%, 11/01/2021	568	581	SESI LLC
6.88%, 03/15/2022	910	933	7.13%, 12/15/2021	774	794
Parker Drilling Co			Transocean Proteus Ltd
6.75%, 07/15/2022	221	191	6.25%, 12/01/2024(g)	178	184
7.50%, 08/01/2020	259	234	Trinidad Drilling Ltd
PBF Holding Co LLC / PBF Finance Corp			6.63%, 02/15/2025(g),(i)	289	296
7.00%, 11/15/2023	367	373	7.88%, 01/15/2019(g)	435	437
Precision Drilling Corp			Weatherford International LLC
5.25%, 11/15/2024	1,613	1,585	6.80%, 06/15/2037	58	50
6.50%, 12/15/2021	1,340	1,377	Weatherford International Ltd
6.63%, 11/15/2020	1,158	1,184	4.50%, 04/15/2022	212	189
QEP Resources Inc			5.95%, 04/15/2042	164	128
5.25%, 05/01/2023	521	518	6.50%, 08/01/2036	426	361
5.38%, 10/01/2022	1,141	1,152	6.75%, 09/15/2040	90	75
6.88%, 03/01/2021	768	812	7.00%, 03/15/2038	601	520
Range Resources Corp			7.75%, 06/15/2021	122	126
4.88%, 05/15/2025	707	688	8.25%, 06/15/2023	302	308
5.00%, 08/15/2022(g)	4,005	4,029	9.88%, 02/15/2024(g)	1,313	1,418
5.00%, 03/15/2023(g)	2,838	2,817			$5,508
Rice Energy Inc			Packaging & Containers - 1.82%
7.25%, 05/01/2023	405	434	Ardagh Packaging Finance PLC / Ardagh
Rowan Cos Inc			Holdings USA Inc
7.38%, 06/15/2025	638	667	6.00%, 02/15/2025(g)	2,225	2,239
RSP Permian Inc			Ball Corp
5.25%, 01/15/2025(g)	225	230	4.38%, 12/15/2020	920	967
Sanchez Energy Corp			5.00%, 03/15/2022	1,945	2,043
6.13%, 01/15/2023	1,265	1,214	5.25%, 07/01/2025	298	313
Shelf Drilling Holdings Ltd			Berry Plastics Corp
9.50%, 11/02/2020(g)	341	306	5.13%, 07/15/2023	1,490	1,524
SM Energy Co			6.00%, 10/15/2022	1,320	1,398
5.00%, 01/15/2024	1,400	1,333	BWAY Holding Co
5.63%, 06/01/2025	302	294	9.13%, 08/15/2021(g)	2,425	2,607
6.13%, 11/15/2022	395	408	Constar International
6.50%, 11/15/2021	234	241	0.00%, PIK 0.00%, 12/31/2017(a),(b),(d),(f),(h)	452	2
6.50%, 01/01/2023	286	295	Crown Americas LLC / Crown Americas
Stone Energy Corp			Capital Corp V
0.00%, 11/15/2022(a)	320	200	4.25%, 09/30/2026(g)	395	378
Sunoco LP / Sunoco Finance Corp			Flex Acquisition Co Inc
6.25%, 04/15/2021	633	649	6.88%, 01/15/2025(g)	118	120
6.38%, 04/01/2023	305	313	Graphic Packaging International Inc
Tesoro Corp			4.88%, 11/15/2022	300	309
4.75%, 12/15/2023(g)	387	398	Owens-Brockway Glass Container Inc
5.13%, 04/01/2024	328	340	5.38%, 01/15/2025(g)	200	201
Transocean Inc			5.88%, 08/15/2023(g)	373	393
5.55%, 10/15/2022(f)	309	281	6.38%, 08/15/2025(g)	83	88
6.80%, 03/15/2038	784	631	Reynolds Group Issuer Inc / Reynolds Group
7.50%, 04/15/2031	69	61	Issuer LLC / Reynolds Group Issuer
9.00%, 07/15/2023(g)	2,000	2,129	(Luxembourg) S.A.
9.10%, 12/15/2041(f)	215	208	5.13%, 07/15/2023(g)	2,215	2,265
Ultra Petroleum Corp			5.75%, 10/15/2020	2,395	2,466
0.00%, 10/01/2024(a),(g)	627	588	6.88%, 02/15/2021(f)	635	651
Unit Corp			8.25%, 02/15/2021	264	271
6.63%, 05/15/2021(b)	1,193	1,184	Sealed Air Corp
W&T Offshore Inc			5.13%, 12/01/2024(g)	350	363
8.50%, 06/15/2019	424	312	5.50%, 09/15/2025(g)	935	986
Western Refining Logistics LP / WNRL					$19,584
Finance Corp			Pharmaceuticals - 2.73%
7.50%, 02/15/2023	225	244	Endo Finance LLC
Whiting Petroleum Corp			5.75%, 01/15/2022(g)	166	145
5.00%, 03/15/2019	3,360	3,419

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)			Pipelines (continued)
Endo Finance LLC / Endo Finco Inc			PBF Logistics LP / PBF Logistics Finance
5.38%, 01/15/2023(f),(g)	$4,890	$4,095	Corp
7.25%, 01/15/2022(f),(g)	161	146	6.88%, 05/15/2023	$232	$236
Endo Ltd / Endo Finance LLC / Endo Finco			Regency Energy Partners LP / Regency
Inc			Energy Finance Corp
6.00%, 07/15/2023(g)	2,690	2,293	5.50%, 04/15/2023	2,235	2,325
6.00%, 02/01/2025(f),(g)	2,265	1,843	Rockies Express Pipeline LLC
Grifols Worldwide Operations Ltd			5.63%, 04/15/2020(g)	2,630	2,788
5.25%, 04/01/2022	200	208	6.88%, 04/15/2040(g)	1,090	1,120
Nature's Bounty Co/The			7.50%, 07/15/2038(g)	645	690
7.63%, 05/15/2021(g)	2,990	3,132	Rose Rock Midstream LP / Rose Rock
Valeant Pharmaceuticals International			Finance Corp
6.38%, 10/15/2020(g)	484	424	5.63%, 07/15/2022	247	246
6.75%, 08/15/2021(g)	643	543	5.63%, 11/15/2023	2,930	2,897
7.00%, 10/01/2020(g)	957	866	Sabine Pass Liquefaction LLC
7.25%, 07/15/2022(g)	595	500	5.63%, 02/01/2021(f)	885	956
Valeant Pharmaceuticals International Inc			5.63%, 03/01/2025	1,465	1,591
5.38%, 03/15/2020(g)	750	645	5.75%, 05/15/2024	2,640	2,874
5.50%, 03/01/2023(g)	7,122	5,395	Summit Midstream Holdings LLC / Summit
5.88%, 05/15/2023(g)	10,429	7,939	Midstream Finance Corp
6.13%, 04/15/2025(g)	1,010	756	5.50%, 08/15/2022	514	515
7.50%, 07/15/2021(g)	473	411	Tallgrass Energy Partners LP / Tallgrass
		$29,341	Energy Finance Corp
Pipelines - 4.79%			5.50%, 09/15/2024(g)	460	467
Antero Midstream Partners LP / Antero			Targa Resources Partners LP / Targa
Midstream Finance Corp			Resources Partners Finance Corp
5.38%, 09/15/2024(g)	2,010	2,055	4.25%, 11/15/2023	1,945	1,916
Blue Racer Midstream LLC / Blue Racer			5.13%, 02/01/2025(g)	685	709
Finance Corp			5.25%, 05/01/2023	770	789
6.13%, 11/15/2022(g)	230	236	5.38%, 02/01/2027(g)	655	679
Cheniere Corpus Christi Holdings LLC			6.38%, 08/01/2022	600	620
7.00%, 06/30/2024(g)	480	536	6.75%, 03/15/2024	1,505	1,644
Crestwood Midstream Partners LP /			Tesoro Logistics LP / Tesoro Logistics
Crestwood Midstream Finance Corp			Finance Corp
6.00%, 12/15/2020	1,455	1,499	5.88%, 10/01/2020	45	46
6.13%, 03/01/2022	750	776	6.13%, 10/15/2021	450	471
6.25%, 04/01/2023	2,530	2,612	6.25%, 10/15/2022	528	562
DCP Midstream Operating LP			6.38%, 05/01/2024	300	326
2.50%, 12/01/2017	1,245	1,242	Williams Cos Inc/The
3.88%, 03/15/2023	419	404	3.70%, 01/15/2023	475	467
4.75%, 09/30/2021(g)	480	490	5.75%, 06/24/2044	1,670	1,691
4.95%, 04/01/2022	154	160	7.50%, 01/15/2031	390	455
5.35%, 03/15/2020(g)	1,010	1,061	7.75%, 06/15/2031	245	290
5.60%, 04/01/2044	820	745	Williams Partners LP / ACMP Finance Corp
5.85%, 05/21/2043(f),(g)	290	260	6.13%, 07/15/2022	410	423
6.45%, 11/03/2036(g)	490	500			$51,537
6.75%, 09/15/2037(g)	810	842	Private Equity - 0.44%
8.13%, 08/16/2030	330	380	Icahn Enterprises LP / Icahn Enterprises
Energy Transfer Equity LP			Finance Corp
5.88%, 01/15/2024	2,820	3,010	3.50%, 03/15/2017	1,000	1,000
7.50%, 10/15/2020	2,690	3,020	4.88%, 03/15/2019	3,445	3,484
Genesis Energy LP / Genesis Energy Finance			6.25%, 02/01/2022(g)	137	138
Corp			6.75%, 02/01/2024(g)	137	137
5.63%, 06/15/2024	660	665			$4,759
5.75%, 02/15/2021	30	31	REITS- 2.24%
6.75%, 08/01/2022	220	233	Communications Sales & Leasing Inc / CSL
Holly Energy Partners LP / Holly Energy			Capital LLC
Finance Corp			6.00%, 04/15/2023(g)	362	380
6.00%, 08/01/2024(g)	683	715	8.25%, 10/15/2023	2,630	2,854
Martin Midstream Partners LP / Martin			Equinix Inc
Midstream Finance Corp			5.38%, 01/01/2022	404	427
7.25%, 02/15/2021	240	242	5.38%, 04/01/2023	200	209
NGPL PipeCo LLC			5.75%, 01/01/2025	515	543
9.63%, 06/01/2019(g)	200	209	5.88%, 01/15/2026	1,033	1,097
NuStar Logistics LP			ESH Hospitality Inc
4.80%, 09/01/2020	272	277	5.25%, 05/01/2025(g)	2,469	2,478
6.75%, 02/01/2021	163	176	Iron Mountain Inc
ONEOK Inc			5.75%, 08/15/2024	1,525	1,548
4.25%, 02/01/2022	311	317	6.00%, 10/01/2020(g)	208	218
6.00%, 06/15/2035	950	957	6.00%, 08/15/2023	2,035	2,157
7.50%, 09/01/2023	81	94	MGM Growth Properties Operating
			Partnership LP / MGP Finance Co-Issuer Inc
			5.63%, 05/01/2024(g)	1,005	1,049

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
REITS (continued)			Retail (continued)
MPT Operating Partnership LP / MPT Finance			Tops Holding LLC / Tops Markets II Corp
Corp			8.00%, 06/15/2022(g)	$241	$193
5.25%, 08/01/2026	$790	$776			$28,736
5.50%, 05/01/2024	3,900	3,959	Semiconductors - 1.03%
6.38%, 03/01/2024	835	882	Amkor Technology Inc
Omega Healthcare Investors Inc			6.38%, 10/01/2022	2,325	2,412
5.88%, 03/15/2024	3,110	3,205	Micron Technology Inc
Sabra Health Care LP / Sabra Capital Corp			5.25%, 08/01/2023(g)	1,374	1,377
5.50%, 02/01/2021	2,250	2,329	5.25%, 01/15/2024(g)	472	474
		$24,111	5.50%, 02/01/2025	947	952
Retail - 2.67%			5.63%, 01/15/2026(g)	770	771
1011778 BC ULC / New Red Finance Inc			Microsemi Corp
4.63%, 01/15/2022(g)	590	605	9.13%, 04/15/2023(g)	196	227
6.00%, 04/01/2022(g)	890	927	NXP BV / NXP Funding LLC
AmeriGas Finance LLC / AmeriGas Finance			4.13%, 06/01/2021(g)	1,435	1,482
Corp			4.63%, 06/15/2022(g)	612	644
7.00%, 05/20/2022	187	196	Qorvo Inc
Caleres Inc			6.75%, 12/01/2023	294	321
6.25%, 08/15/2023	310	324	Sensata Technologies BV
Claire's Stores Inc			5.00%, 10/01/2025(g)	496	496
6.13%, 03/15/2020(g)	728	328	Sensata Technologies UK Financing Co PLC
9.00%, 03/15/2019(g)	1,527	733	6.25%, 02/15/2026(g)	1,778	1,907
Dollar Tree Inc					$11,063
5.75%, 03/01/2023	2,325	2,462	Software - 2.27%
Ferrellgas LP / Ferrellgas Finance Corp			Camelot Finance SA
6.50%, 05/01/2021	380	383	7.88%, 10/15/2024(g)	540	571
6.75%, 01/15/2022	2,280	2,291	Change Healthcare Holdings Inc
6.75%, 06/15/2023(f)	1,980	1,975	6.00%, 02/15/2021(g)	845	894
Group 1 Automotive Inc			First Data Corp
5.25%, 12/15/2023(g)	280	281	5.00%, 01/15/2024(g)	1,845	1,869
Guitar Center Inc			5.75%, 01/15/2024(g)	776	800
6.50%, 04/15/2019(g)	511	459	6.75%, 11/01/2020(g)	88	91
JC Penney Corp Inc			7.00%, 12/01/2023(g)	2,879	3,053
5.88%, 07/01/2023(g)	110	112	Genesys Telecommunications Laboratories
8.13%, 10/01/2019	241	255	Inc/Greeneden Lux 3 Sarl
Jo-Ann Stores LLC			10.00%, 11/30/2024(g)	515	556
8.13%, 03/15/2019(g)	57	57	Infor Software Parent LLC / Infor Software
KFC Holding Co/Pizza Hut Holdings			Parent Inc
LLC/Taco Bell of America LLC			7.13%, PIK 7.88%, 05/01/2021(g),(h)	2,104	2,162
5.00%, 06/01/2024(g)	445	453	Infor US Inc
5.25%, 06/01/2026(g)	1,320	1,335	5.75%, 08/15/2020(g)	116	121
L Brands Inc			6.50%, 05/15/2022	687	705
5.63%, 10/15/2023	1,540	1,602	MSCI Inc
6.75%, 07/01/2036	450	434	5.25%, 11/15/2024(g)	2,085	2,161
6.88%, 11/01/2035	361	352	5.75%, 08/15/2025(g)	1,275	1,351
Landry's Inc			Nuance Communications Inc
6.75%, 10/15/2024(g)	294	303	5.38%, 08/15/2020(g)	1,000	1,025
Neiman Marcus Group LTD LLC			6.00%, 07/01/2024(g)	1,850	1,892
8.00%, 10/15/2021(g)	800	494	Open Text Corp
New Albertsons Inc			5.63%, 01/15/2023(g)	135	140
6.63%, 06/01/2028	325	294	5.88%, 06/01/2026(g)	2,744	2,874
7.75%, 06/15/2026	310	310	Quintiles IMS Inc
8.00%, 05/01/2031	487	477	5.00%, 10/15/2026(g)	405	408
8.70%, 05/01/2030	95	98	Rackspace Hosting Inc
Penske Automotive Group Inc			8.63%, 11/15/2024(g)	2,815	2,920
5.38%, 12/01/2024	250	251	Solera LLC / Solera Finance Inc
5.50%, 05/15/2026	511	508	10.50%, 03/01/2024(g)	420	478
PetSmart Inc			SS&C Technologies Holdings Inc
7.13%, 03/15/2023(g)	1,985	1,950	5.88%, 07/15/2023	300	312
QVC Inc					$24,383
5.13%, 07/02/2022	2,400	2,505	Telecommunications - 9.58%
5.45%, 08/15/2034	1,215	1,110	Alcatel-Lucent USA Inc
Rite Aid Corp			6.45%, 03/15/2029	642	670
6.13%, 04/01/2023(g)	2,502	2,605	Avaya Inc
6.75%, 06/15/2021	400	416	0.00%, 03/01/2021(a),(g)	271	74
9.25%, 03/15/2020	680	703	7.00%, 04/01/2019(g)	744	616
Sally Holdings LLC / Sally Capital Inc			CenturyLink Inc
5.50%, 11/01/2023	50	52	6.45%, 06/15/2021	2,430	2,582
5.63%, 12/01/2025	250	261	6.75%, 12/01/2023	610	628
Suburban Propane Partners LP/Suburban			Cincinnati Bell Inc
Energy Finance Corp			7.00%, 07/15/2024(g)	469	495
7.38%, 08/01/2021	617	642

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value(000	's)
Telecommunications (continued)			Telecommunications (continued)
CommScope Inc			T-Mobile USA Inc (continued)
5.50%, 06/15/2024(g)	$562	$580	6.63%, 11/15/2020	$275	$282
CommScope Technologies Finance LLC			6.63%, 04/28/2021	1,501	1,565
6.00%, 06/15/2025(g)	2,235	2,382	6.63%, 04/01/2023	723	768
Consolidated Communications Inc			6.73%, 04/28/2022	3,137	3,263
6.50%, 10/01/2022	300	301	6.84%, 04/28/2023	481	513
Embarq Corp			West Corp
8.00%, 06/01/2036	8,604	8,343	4.75%, 07/15/2021(g)	297	304
Frontier Communications Corp			5.38%, 07/15/2022(g)	675	650
6.25%, 09/15/2021	2,020	1,889	Wind Acquisition Finance SA
7.13%, 01/15/2023	2,050	1,835	4.75%, 07/15/2020(g)	3,645	3,709
7.63%, 04/15/2024	725	640	7.38%, 04/23/2021(g)	1,155	1,201
8.50%, 04/15/2020	1,516	1,615	Windstream Services LLC
9.00%, 08/15/2031	3,148	2,714	7.50%, 06/01/2022	788	762
9.25%, 07/01/2021	1,003	1,047	7.50%, 04/01/2023	157	150
11.00%, 09/15/2025	6,777	6,853			$103,021
10.50%, 09/15/2022	1,093	1,138	Transportation - 0.19%
Goodman Networks Inc			Bluewater Holding BV
12.13%, 07/01/2018(b)	735	305	10.00%, 12/10/2019(g)	1,300	917
Hughes Satellite Systems Corp			Ultrapetrol Bahamas Ltd
5.25%, 08/01/2026(g)	750	750	0.00%, 06/15/2021(a),(b)	1,514	265
6.50%, 06/15/2019	663	713	XPO Logistics Inc
6.63%, 08/01/2026(g)	220	227	6.13%, 09/01/2023(g)	225	232
Intelsat Jackson Holdings SA			6.50%, 06/15/2022(g)	655	683
5.50%, 08/01/2023	630	441			$2,097
7.25%, 04/01/2019	371	319	Trucking & Leasing - 0.58%
7.25%, 10/15/2020	452	355	Park Aerospace Holdings Ltd
7.50%, 04/01/2021	515	399	5.25%, 08/15/2022(g),(i)	3,023	3,098
8.00%, 02/15/2024(g)	1,080	1,120	5.50%, 02/15/2024(g),(i)	3,032	3,114
Intelsat Luxembourg SA					$6,212
7.75%, 06/01/2021	2,355	818	TOTAL BONDS		$949,052
8.13%, 06/01/2023	1,085	361		Principal
Level 3 Financing Inc			CONVERTIBLE BONDS - 0.01%	Amount (000's)	Value(000	's)
5.13%, 05/01/2023	1,282	1,292	Retail - 0.01%
5.25%, 03/15/2026(g)	290	289
			Nebraska Book Holdings Inc
5.38%, 08/15/2022	1,280	1,322	2.00%, PIK 2.00%, 04/01/2026(b),(d),(g),(h)	397	58
5.38%, 01/15/2024	2,902	2,935
5.38%, 05/01/2025	853	871	TOTAL CONVERTIBLE BONDS		$58
Nokia OYJ
6.63%, 05/15/2039	216	226	SENIOR FLOATING RATE INTERESTS -	Principal
Plantronics Inc			7.17%	Amount (000's)	Value(000	's)
5.50%, 05/31/2023(g)	195	199	Advertising - 0.27%
Qwest Capital Funding Inc			Advantage Sales & Marketing Inc, Term
6.88%, 07/15/2028	159	148	Loan
			7.50%, 07/21/2022(f)	$2,950	$2,862
Qwest Corp
6.88%, 09/15/2033	1,705	1,655	Vertis Inc, Term Loan EXIT
			0.00%, 12/31/2016(a),(b),(d),(f)	1,359	—
7.25%, 09/15/2025	175	188
SoftBank Group Corp					$2,862
4.50%, 04/15/2020(g)	588	603	Aerospace & Defense - 0.20%
Sprint Capital Corp			B/E Aerospace Inc, Term Loan B
			3.94%, 11/19/2021(f)	226	227
6.88%, 11/15/2028	167	172
8.75%, 03/15/2032	1,102	1,265	TransDigm Inc, Term Loan F
			3.77%, 06/09/2023(f)	1,977	1,971
Sprint Communications Inc
6.00%, 11/15/2022	4,755	4,826			$2,198
7.00%, 03/01/2020(g)	914	993	Airlines - 0.04%
7.00%, 08/15/2020	945	1,011	American Airlines Inc, Term Loan B
9.00%, 11/15/2018(g)	1,998	2,187	3.28%, 06/27/2020(f)	425	427
11.50%, 11/15/2021	374	465
Sprint Corp			Automobile Manufacturers - 0.07%
7.13%, 06/15/2024	7,851	8,204	FCA US LLC, Term Loan B
7.25%, 09/15/2021	2,582	2,766	3.27%, 12/31/2018(f)	339	339
7.63%, 02/15/2025	832	892	3.53%, 05/24/2017(f)	427	427
7.88%, 09/15/2023	6,325	6,910			$766
Telecom Italia Capital SA			Biotechnology - 0.04%
6.00%, 09/30/2034	1,400	1,379	Concordia International Corp, Term Loan B
T-Mobile USA Inc			5.25%, 10/20/2021(f)	614	477
6.00%, 03/01/2023	3,352	3,544
6.00%, 04/15/2024	652	693	Commercial Services - 0.42%
6.13%, 01/15/2022	2,085	2,205	Pharmaceutical Product Development LLC,
6.38%, 03/01/2025	442	478	Term Loan B
6.50%, 01/15/2024	212	228	4.25%, 08/05/2022(f)	1,836	1,845
6.50%, 01/15/2026	460	505	ServiceMaster Co LLC/The, Term Loan B
6.54%, 04/28/2020	1,160	1,193	3.29%, 11/08/2023(f)	1,240	1,246

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Commercial Services (continued)			Food Service - 0.14%
Syniverse Holdings Inc, Term Loan B			Aramark Services Inc, Term Loan F
4.00%, 04/23/2019(f)	$313	$281	3.50%, 02/21/2021(f)	$1,472	$1,484
4.03%, 04/23/2019(f)	205	184
4.04%, 04/23/2019(f)	300	269	Healthcare - Services - 0.32%
Team Health Inc, Term Loan B			Envision Healthcare Corp, Term Loan C
3.78%, 11/23/2022(f)	649	647	4.00%, 11/17/2023(f)	1,180	1,192
		$4,472	MPH Acquisition Holdings LLC, Term Loan
Computers - 0.08%			B
Presidio Inc/GA, Term Loan			5.00%, 05/25/2023(f)	732	742
4.50%, 02/02/2022(f)	871	879	Tennessee Merger Sub Inc, Term Loan
			0.00%, 01/12/2024(f),(j)	1,475	1,472
Cosmetics & Personal Care - 0.03%					$3,406
Revlon Consumer Products Corp, Term Loan			Internet - 0.08%
B			Go Daddy Operating Co LLC, Term Loan B
4.28%, 09/07/2023(f)	7	7	4.25%, 05/05/2021(f)	248	249
4.28%, 09/07/2023(f)	263	265	Match Group Inc, Term Loan B
4.44%, 07/21/2023(f)	77	78	4.20%, 10/27/2022(f)	552	560
		$350			$809
Electric - 0.45%			Lodging - 0.22%
Calpine Corp, Term Loan B5			Boyd Gaming Corp, Term Loan B2
3.75%, 05/20/2022(f)	1,336	1,342	3.78%, 08/16/2023(f)	259	262
Calpine Corp, Term Loan B6			Four Seasons Hotels Ltd, Term Loan B
3.75%, 01/15/2023(f)	1,197	1,203	4.00%, 11/30/2023(f)	310	314
Dynegy Inc, Term Loan			Hilton Worldwide Finance LLC, Term Loan
0.00%, 06/27/2023(f),(j)	160	161	B2
Dynegy Inc, Term Loan B2			3.27%, 10/26/2023(f)	1,253	1,264
4.00%, 04/16/2020(f)	344	344	Intrawest Operations Group LLC, Term Loan
Vistra Operations Co LLC, Term Loan B2			B
4.02%, 12/13/2023(f)	445	449	4.50%, 11/26/2020(f)	128	129
Vistra Operations Co LLC, Term Loan B-			Station Casinos LLC, Term Loan B
EXIT			3.77%, 06/08/2023(f)	352	353
5.00%, 08/04/2023(f)	1,126	1,131			$2,322
Vistra Operations Co LLC, Term Loan C-			Machinery - Construction & Mining - 0.04%
EXIT			Cortes NP Intermediate Holding II Corp, Term
5.00%, 08/04/2023(f)	257	258	Loan B
		$4,888	6.04%, 09/29/2023(f)	413	415
Entertainment - 0.39%
Cowlitz Tribal Gaming Authority, Term Loan			Media- 0.97%
B			Charter Communications Operating LLC,
11.50%, 10/02/2020(b),(f)	1,335	1,432	Term Loan I
Delta 2 Lux Sarl, Term Loan B			3.08%, 01/15/2024(f)	2,466	2,474
7.75%, 07/29/2022(f)	600	602	CSC Holdings LLC, Term Loan B
Delta 2 Lux Sarl, Term Loan B3			3.77%, 09/06/2021(f)	720	725
5.07%, 07/30/2021(f)	575	578	Gray Television Inc, Term Loan B
Eldorado Resorts Inc, Term Loan B			3.96%, 06/13/2021(f)	135	135
4.25%, 07/15/2022(f)	787	792	iHeartCommunications Inc, Term Loan D-
Graton Economic Development Authority,			EXT
Term Loan B			7.53%, 01/23/2019(f)	2,022	1,675
4.52%, 08/06/2022(f)	351	353	Sinclair Television Group Inc, Term Loan B2
Scientific Games International Inc, Term Loan			3.03%, 01/03/2024(f)	360	361
B1			Tribune Media Co, Term Loan B
6.00%, 05/22/2020(f)	439	442	3.78%, 12/27/2020(f)	506	509
		$4,199	Univision Communications Inc, Term Loan
Food- 0.24%			C3
B&G Foods Inc, Term Loan B			4.00%, 03/01/2020(f)	1,772	1,774
3.77%, 11/02/2022(f)	196	198	Univision Communications Inc, Term Loan
Dole Food Co Inc, Term Loan B			C4
4.50%, 12/01/2018(f)	125	125	4.00%, 03/01/2020(f)	1,070	1,072
4.50%, 12/01/2018(f)	26	26	WideOpenWest Finance LLC, Term Loan
4.50%, 12/01/2018(f)	125	125	4.50%, 08/18/2023(f)	1,711	1,717
4.50%, 12/01/2018(f)	125	125			$10,442
4.75%, 12/01/2018(f)	125	125	Oil & Gas - 0.63%
4.76%, 10/25/2018(f)	125	125	Alon USA Partners LP, Term Loan B
Moran Foods LLC, Term Loan B			9.25%, 11/13/2018(f)	139	139
7.00%, 12/01/2023(f)	1,200	1,193	California Resources Corp, Term Loan
Pinnacle Foods Finance LLC, Term Loan I			11.37%, 12/31/2021(f)	694	780
5.50%, 01/13/2023(f)	79	79	Chesapeake Energy Corp, Term Loan 1.5
Viskase Cos Inc, Term Loan B			8.50%, 08/17/2021(f)	1,121	1,225
4.25%, 01/30/2021(f)	209	202	EP Energy LLC, Term Loan 1.5
4.48%, 01/30/2021(f)	248	239	9.75%, 06/30/2021(f)	1,125	1,172
		$2,562	Fieldwood Energy LLC, Term Loan
			8.38%, 09/30/2020(f)	420	330

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Software (continued)
Gulf Finance LLC, Term Loan B			Rackspace Hosting Inc, Term Loan B
6.25%, 08/17/2023(f)	$2,309	$2,334	4.52%, 10/26/2023(f)	$1,575	$1,587
MEG Energy Corp, Term Loan B					$7,393
0.00%, 12/31/2023(f),(j)	383	384	Telecommunications - 0.34%
Sabine Oil & Gas Corp, Term Loan B			Avaya Inc, DIP Term Loan
0.00%, 01/18/2018(a),(f)	432	10	0.00%, 01/23/2018(f),(j)	123	126
Western Refining Inc, Term Loan B2			Avaya Inc, Term Loan B3
5.50%, 05/26/2023(f)	410	412	5.54%, 10/26/2017(f)	250	207
		$6,786	Avaya Inc, Term Loan B6
Packaging & Containers - 0.29%			6.53%, 03/31/2018(f)	320	264
Berry Plastics Corp, Term Loan G			Cincinnati Bell Inc, Term Loan B
3.50%, 01/06/2021(f)	135	135	4.00%, 08/09/2020(f)	50	51
Berry Plastics Corp, Term Loan I			4.00%, 08/09/2020(f)	44	44
3.29%, 10/01/2022(f)	150	151	4.00%, 08/20/2020(f)	50	51
Reynolds Group Holdings Inc, Term Loan			Consolidated Communications Inc, Term
4.25%, 01/20/2023(f)	2,858	2,865	Loan
		$3,151	0.00%, 10/05/2023(f),(j)	309	311
Pipelines - 0.04%			Intelsat Jackson Holdings SA, Term Loan B2
Energy Transfer Equity LP, Term Loan			3.75%, 06/30/2019(f)	980	964
3.39%, 11/15/2019(f)	418	417	Level 3 Financing Inc, Term Loan BI
			3.95%, 01/15/2020(f)	688	696
REITS- 0.12%			Level 3 Financing Inc, Term Loan BII
ESH Hospitality Inc, Term Loan B			3.47%, 05/06/2022(f)	542	547
3.78%, 08/17/2023(f)	808	811	UPC Financing Partnership, Term Loan AN
MGM Growth Properties Operating			3.77%, 07/29/2024(f)	378	378
Partnership LP, Term Loan B					$3,639
3.52%, 04/07/2023(f)	516	520	Transportation - 0.03%
		$1,331	XPO Logistics Inc, Term Loan B2
Retail - 0.83%			4.25%, 10/30/2021(f)	328	330
1011778 BC ULC, Term Loan B2
3.75%, 12/10/2021(f)	910	919	Trucking & Leasing - 0.17%
Bass Pro Group LLC, Term Loan B			Avolon TLB Borrower 1 Luxembourg Sarl,
4.02%, 06/05/2020(f)	653	650	Term Loan B2
5.97%, 11/15/2023(f)	1,980	1,917	0.00%, 01/20/2022(f),(j)	1,750	1,773
BJ's Wholesale Club Inc, Term Loan B
0.00%, 01/26/2024(f),(j)	1,195	1,192	TOTAL SENIOR FLOATING RATE INTERESTS		$77,066
J Crew Group Inc, Term Loan B			Total Investments		$1,077,552
4.00%, 02/26/2021(f)	757	422	Other Assets and Liabilities - (0.18)%		$(1,891)
4.00%, 02/26/2021(f)	298	166	TOTAL NET ASSETS - 100.00%		$1,075,661
4.00%, 02/26/2021(f)	378	210
JC Penney Corp Inc, Term Loan B
5.25%, 06/09/2023(f)	409	408	(a) Non-Income Producing Security
Landry's Inc, Term Loan			(b)	Security is Illiquid. At the end of the period, the value of these securities
4.00%, 09/21/2023(f)	272	274	totaled $5,466 or 0.51% of net assets.
PetSmart Inc, Term Loan B			(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more
4.02%, 03/11/2022(f)	642	636	information.
Rite Aid Corp, Term Loan 2			(d)	Fair value of these investments is determined in good faith by the Manager
4.88%, 06/11/2021(f)	1,000	1,003	under procedures established and periodically reviewed by the Board of
Sears Roebuck Acceptance Corp, Term Loan			Directors. Inputs used in the valuation may be unobservable; however, not
B			all securities are included in Level 3 of the fair value hierarchy. At the end
5.50%, 06/30/2018(f)	1,137	1,117	of the period, the fair value of these securities totaled $201 or 0.02% of net
		$8,914	assets.
Semiconductors - 0.03%			(e)	Perpetual security. Perpetual securities pay an indefinite stream of
NXP BV, Term Loan F			interest, but they may be called by the issuer at an earlier date.
3.24%, 12/07/2020(f)	109	110	(f)	Variable Rate. Rate shown is in effect at January 31, 2017.
ON Semiconductor Corp, Term Loan B			(g)	Security exempt from registration under Rule 144A of the Securities Act of
4.03%, 03/31/2023(f)	261	264	1933. These securities may be resold in transactions exempt from
		$374	registration, normally to qualified institutional buyers. At the end of the
Software - 0.69%			period, the value of these securities totaled $404,417 or 37.60% of net
Evergreen Skills Lux Sarl, Term Loan			assets.
4.00%, 04/08/2021(f)	222	224	(h)	Payment in kind; the issuer has the option of paying additional securities
4.00%, 05/01/2021(f)	22	22	in lieu of cash.
4.00%, 05/01/2021(f)	187	188	(i) Security purchased on a when-issued basis.
First Data Corp, Term Loan C			(j)	This Senior Floating Rate Note will settle after January 31, 2017, at which
3.78%, 07/08/2022(f)	4,326	4,355	time the interest rate will be determined.
3.78%, 07/08/2022(f)	536	539
Genesys Telecommunications Laboratories
Inc, Term Loan B
5.00%, 12/01/2023(f)	192	194
Quest Software US Holdings Inc, Term Loan
7.00%, 09/27/2022(f)	280	284

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2017 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Communications	22.29%
Consumer, Non-cyclical	15.54%
Energy	13.60%
Consumer, Cyclical	11.84%
Financial	9.49%
Industrial	7.53%
Technology	5.84%
Basic Materials	5.37%
Utilities	4.35%
Investment Companies	4.33%
Other Assets and Liabilities	(0.18)%
TOTAL NET ASSETS	100.00%

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Penn Virginia Corp	09/15/2016	$97	$141	0.01%
Amounts in thousands

See accompanying notes

     Schedule of Investments Income Fund January 31, 2017 (unaudited)

COMMON STOCKS - 0.74%	Shares Held	Value(000	's)		Principal
Diversified Financial Services - 0.00%				BONDS (continued)	Amount (000's) Value (000's)
Adelphia Recovery Trust (a),(b),(c)	658,740	$1		Banks (continued)
				ING Bank NV
Oil & Gas - 0.24%				3.75%, 03/07/2017(f)	$5,000	$5,012
Linn Energy LLC / Linn Energy Finance Corp	141,127	1,694		JPMorgan Chase & Co
- Rights (a),(b),(c)				3.25%, 09/23/2022	5,000	5,064
W&T Offshore Inc (a)	2,148,775	6,231		3.63%, 05/13/2024	15,000	15,248
		$7,925		3.90%, 07/15/2025	5,000	5,138
Transportation - 0.50%				7.90%, 04/29/2049(e),(g)	7,000	7,210
Trailer Bridge Inc (a),(c),(d)	152,806	16,098		JPMorgan Chase Bank NA
				1.36%, 06/14/2017(e)	5,000	5,006
TOTAL COMMON STOCKS		$24,024		Morgan Stanley
INVESTMENT COMPANIES - 3.06%	Shares Held	Value(000	's)	2.65%, 01/27/2020	5,000	5,034
Money Market Funds - 3.06%				3.95%, 04/23/2027	10,000	9,778
Goldman Sachs Financial Square Funds -	99,372,530	99,373		4.00%, 07/23/2025	5,000	5,103
Government Fund				4.88%, 11/01/2022	2,000	2,145
				5.50%, 07/28/2021	5,000	5,542
TOTAL INVESTMENT COMPANIES		$99,373		PNC Bank NA
				2.95%, 01/30/2023	5,000	4,984
	Principal			2.95%, 02/23/2025	10,000	9,815
BONDS- 63.14%	Amount (000's)	Value(000	's)	PNC Financial Services Group Inc/The
Airlines - 0.28%				6.75%, 07/29/2049(e),(g)	18,000	19,777
United Airlines 2013-1 Class A Pass Through				SunTrust Bank/Atlanta GA
Trust				2.75%, 05/01/2023	15,000	14,701
4.30%, 02/15/2027	$8,688	$8,970		3.30%, 05/15/2026	5,000	4,828
				SunTrust Banks Inc
Apparel - 0.41%				2.70%, 01/27/2022	9,000	8,964
Under Armour Inc				US Bancorp
3.25%, 06/15/2026	14,250	13,241		1.65%, 05/15/2017	9,000	9,011
				2.95%, 07/15/2022	5,000	5,047
Automobile Floor Plan Asset Backed Securities - 2.33%				3.00%, 03/15/2022	2,000	2,036
BMW Floorplan Master Owner Trust				3.60%, 09/11/2024	9,500	9,700
1.27%, 07/15/2020(e),(f)	13,500	13,510
				4.13%, 05/24/2021	3,000	3,211
Ford Credit Floorplan Master Owner Trust A
1.17%, 02/15/2019 (e)	6,000	6,000		US Bank NA/Cincinnati OH
1.67%, 02/15/2021(e)	15,000	15,170		2.80%, 01/27/2025	5,000	4,885

Mercedes-Benz Master Owner Trust				Wells Fargo & Co
1.15%, 04/15/2020 (e),(f)	15,000	15,030		3.07%, 01/24/2023	16,000	15,983
				7.98%, 12/31/2049(e),(g)	15,000	15,750
Nissan Master Owner Trust Receivables
1.17%, 01/15/2020(e)	15,000	15,022				$318,956
Volkswagen Credit Auto Master Trust				Beverages - 1.22%
1.13%, 07/22/2019(e),(f)	11,000	10,992		Anheuser-Busch InBev Finance Inc
				3.65%, 02/01/2026	7,500	7,521
		$75,724		4.70%, 02/01/2036	11,500	12,038
Automobile Manufacturers - 1.77%				Anheuser-Busch InBev Worldwide Inc
American Honda Finance Corp				2.50%, 07/15/2022	9,000	8,855
1.19%, 11/19/2018(e)	19,000	19,026
1.60%, 02/16/2018(f)	10,000	10,002		7.75%, 01/15/2019	10,000	11,122
2.30%, 09/09/2026	4,750	4,411				$39,536
3.80%, 09/20/2021(f)	10,000	10,501		Biotechnology - 1.57%
Ford Motor Credit Co LLC				Amgen Inc
4.39%, 01/08/2026	9,500	9,565		3.63%, 05/15/2022	4,500	4,651
General Motors Co				3.88%, 11/15/2021	13,000	13,641
4.88%, 10/02/2023	4,000	4,240		Gilead Sciences Inc
				3.50%, 02/01/2025	4,750	4,785
		$57,745		3.65%, 03/01/2026	18,000	18,293
Banks- 9.81%				4.40%, 12/01/2021	9,000	9,683
Bank of America Corp						$51,053
3.88%, 08/01/2025	7,000	7,076
5.42%, 03/15/2017	5,000	5,024		Chemicals - 1.56%
6.50%, 07/15/2018	2,000	2,129		Airgas Inc
6.75%, 06/01/2028	2,000	2,366		1.65%, 02/15/2018	13,500	13,522
8.00%, 12/31/2049(e),(g)	4,000	4,136		2.38%, 02/15/2020	7,000	7,024
8.13%, 12/29/2049(e),(g)	10,000	10,428		3.65%, 07/15/2024	6,750	7,002
				Westlake Chemical Corp
Bank of New York Mellon Corp/The				3.60%, 08/15/2026(f)	11,500	11,165
2.20%, 08/16/2023	9,500	9,075		4.63%, 02/15/2021(f)	9,250	9,612
2.60%, 08/17/2020	9,500	9,616		4.88%, 05/15/2023(f)	2,500	2,586
2.80%, 05/04/2026	4,500	4,316
3.00%, 10/30/2028	7,000	6,645				$50,911
Citigroup Inc				Commercial Services - 0.66%
3.88%, 03/26/2025	20,000	19,733		ERAC USA Finance LLC
				3.30%, 10/15/2022(f)	2,000	2,020
4.45%, 09/29/2027	8,000	8,112		4.50%, 08/16/2021(f)	6,000	6,403
4.50%, 01/14/2022	4,000	4,257		6.38%, 10/15/2017(f)	4,000	4,131
Goldman Sachs Group Inc/The				7.00%, 10/15/2037(f)	7,000	8,879
3.50%, 11/16/2026	9,000	8,734
3.63%, 01/22/2023	4,000	4,081				$21,433
5.25%, 07/27/2021	13,000	14,256

See accompanying notes

     Schedule of Investments Income Fund January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Computers - 0.70%			Electronics (continued)
Apple Inc			Corning Inc (continued)
2.40%, 05/03/2023	$13,000	$12,718	4.25%, 08/15/2020	$10,000	$10,619
3.25%, 02/23/2026	10,000	9,953	4.75%, 03/15/2042	4,000	3,973
		$22,671			$19,615
Credit Card Asset Backed Securities - 0.56%			Entertainment - 0.04%
Cabela's Credit Card Master Note Trust			Greektown Holdings LLC/Greektown
1.12%, 03/16/2020(e)	10,253	10,254	Mothership Corp
1.44%, 07/17/2023(e)	8,000	8,080	8.88%, 03/15/2019(f)	1,250	1,309
		$18,334
Diversified Financial Services - 1.23%			Environmental Control - 1.32%
GE Capital International Funding Co			Advanced Disposal Services Inc
Unlimited Co			5.63%, 11/15/2024(f)	11,500	11,701
2.34%, 11/15/2020	1,659	1,663	Republic Services Inc
International Lease Finance Corp			3.20%, 03/15/2025	10,000	9,929
8.63%, 01/15/2022	3,000	3,655	3.55%, 06/01/2022	6,000	6,238
8.75%, 03/15/2017(e)	8,500	8,569	3.80%, 05/15/2018	2,000	2,053
Jefferies Finance LLC / JFIN Co-Issuer Corp			5.00%, 03/01/2020	12,000	12,987
7.38%, 04/01/2020(f)	3,750	3,788			$42,908
Jefferies Group LLC			Food- 0.61%
4.85%, 01/15/2027	1,750	1,742	Kraft Heinz Foods Co
5.13%, 04/13/2018	5,000	5,173	3.50%, 07/15/2022	5,000	5,085
5.13%, 01/20/2023	1,500	1,579	3.95%, 07/15/2025	14,500	14,652
6.25%, 01/15/2036	9,000	9,209			$19,737
8.50%, 07/15/2019	4,000	4,544	Gas- 0.24%
		$39,922	NiSource Finance Corp
Electric - 6.67%			3.85%, 02/15/2023	2,000	2,059
Black Hills Corp			6.13%, 03/01/2022	5,000	5,743
3.15%, 01/15/2027	7,500	7,171			$7,802
Entergy Louisiana LLC			Healthcare - Services - 2.41%
3.25%, 04/01/2028	8,000	7,883	HCA Inc
Entergy Texas Inc			5.88%, 05/01/2023	4,500	4,792
2.55%, 06/01/2021	14,500	14,476	7.50%, 02/15/2022	3,000	3,412
Exelon Generation Co LLC			7.50%, 11/06/2033	1,700	1,823
6.20%, 10/01/2017	14,000	14,425	HealthSouth Corp
6.25%, 10/01/2039	3,000	3,012	5.75%, 11/01/2024	7,000	7,114
GenOn Americas Generation LLC			5.75%, 09/15/2025	1,000	1,003
8.50%, 10/01/2021	12,500	11,070	Roche Holdings Inc
GenOn Energy Inc			1.34%, 09/30/2019(e),(f)	31,000	31,066
9.88%, 10/15/2020	8,550	6,327	Surgery Center Holdings Inc
LG&E & KU Energy LLC			8.88%, 04/15/2021(f)	27,000	29,228
3.75%, 11/15/2020	5,000	5,199			$78,438
4.38%, 10/01/2021	5,000	5,312	Housewares - 0.33%
Louisville Gas & Electric Co			Newell Brands Inc
3.30%, 10/01/2025	3,000	3,048	3.85%, 04/01/2023	6,000	6,185
Metropolitan Edison Co			4.20%, 04/01/2026	4,500	4,662
3.50%, 03/15/2023(f)	9,000	9,006
					$10,847
Oncor Electric Delivery Co LLC			Insurance - 2.73%
2.95%, 04/01/2025	4,000	3,928	Berkshire Hathaway Finance Corp
7.00%, 09/01/2022	17,000	20,704	1.32%, 01/12/2018(e)	14,500	14,544
PacifiCorp			Berkshire Hathaway Inc
5.25%, 06/15/2035	5,000	5,742	3.00%, 02/11/2023	5,000	5,071
6.25%, 10/15/2037	2,000	2,612	3.75%, 08/15/2021	5,000	5,299
Solar Star Funding LLC
3.95%, 06/30/2035(f)	6,798	6,192	Fidelity National Financial Inc
5.38%, 06/30/2035(f)	15,145	15,524	5.50%, 09/01/2022	5,000	5,295
			6.60%, 05/15/2017	12,000	12,164
Southwestern Electric Power Co			First American Financial Corp
2.75%, 10/01/2026	10,000	9,443	4.30%, 02/01/2023	20,000	19,696
3.55%, 02/15/2022	12,000	12,358	4.60%, 11/15/2024	5,000	4,992
Talen Energy Supply LLC			Prudential Financial Inc
4.60%, 12/15/2021	11,000	8,938	4.50%, 11/16/2021	2,000	2,157
6.50%, 05/01/2018	3,000	3,113	5.38%, 06/21/2020	2,000	2,195
TransAlta Corp			7.38%, 06/15/2019	4,000	4,495
4.50%, 11/15/2022	18,000	17,854	8.88%, 06/15/2068(e)	12,000	12,960
6.90%, 05/15/2018(e)	4,000	4,164
					$88,868
Tucson Electric Power Co			Internet - 0.05%
3.05%, 03/15/2025	2,000	1,909	VeriSign Inc
3.85%, 03/15/2023	14,000	14,146	5.25%, 04/01/2025	1,750	1,808
5.15%, 11/15/2021	3,000	3,254
		$216,810	Iron & Steel - 0.96%
Electronics - 0.60%			Allegheny Technologies Inc
Corning Inc			5.95%, 01/15/2021	17,000	16,745
2.90%, 05/15/2022	5,000	5,023

See accompanying notes

     Schedule of Investments Income Fund January 31, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Iron & Steel (continued)				Oil & Gas (continued)
Allegheny Technologies Inc	(continued)			Whiting Petroleum Corp
7.88%, 08/15/2023(e)		$14,250	$14,392	5.75%, 03/15/2021	$18,000	$18,180
			$31,137			$155,989
Leisure Products & Services - 0.16%				Oil & Gas Services - 2.11%
Royal Caribbean Cruises Ltd				Archrock Partners LP / Archrock Partners
7.25%, 03/15/2018		5,000	5,287	Finance Corp
				6.00%, 04/01/2021	24,000	23,760
Lodging - 0.13%				Schlumberger Holdings Corp
Boyd Gaming Corp				3.63%, 12/21/2022(f)	6,500	6,750
6.88%, 05/15/2023		4,000	4,295	4.00%, 12/21/2025(f)	9,500	9,931
				Weatherford International Ltd
Media- 2.39%				4.50%, 04/15/2022	16,500	14,685
21st Century Fox America Inc				5.13%, 09/15/2020	14,000	13,370
4.50%, 02/15/2021		5,000	5,344			$68,496
6.40%, 12/15/2035		8,000	9,669	Other Asset Backed Securities - 0.76%
Comcast Corp				Drug Royalty II LP 2
2.85%, 01/15/2023		10,000	9,937	3.48%, 07/15/2023(e),(f)	9,734	9,656
3.13%, 07/15/2022		2,000	2,032	Drug Royalty III LP 1
3.30%, 02/01/2027		10,000	9,865	3.98%, 04/15/2027(e),(f)	5,949	5,959
5.15%, 03/01/2020		2,000	2,181	PFS Financing Corp
Historic TW Inc				1.39%, 04/15/2020(e),(f)	9,000	8,984
9.15%, 02/01/2023		5,260	6,797			$24,599
NBCUniversal Enterprise Inc				Packaging & Containers - 0.26%
1.71%, 04/15/2018(e),(f)		3,000	3,020	Sealed Air Corp
Time Warner Cable LLC				5.50%, 09/15/2025(f)	2,000	2,110
4.00%, 09/01/2021		2,000	2,068	6.88%, 07/15/2033(f)	6,000	6,300
4.13%, 02/15/2021		2,000	2,075			$8,410
5.00%, 02/01/2020		2,000	2,128	Pharmaceuticals - 0.88%
6.55%, 05/01/2037		6,000	6,865	AbbVie Inc
6.75%, 06/15/2039		5,500	6,435	2.90%, 11/06/2022	13,750	13,598
7.30%, 07/01/2038		7,750	9,488	Actavis Funding SCS
			$77,904	3.45%, 03/15/2022	5,000	5,061
Miscellaneous Manufacturers - 0.42%				3.80%, 03/15/2025	10,000	9,982
General Electric Co						$28,641
1.96%, 03/15/2023(e)		13,000	13,136
				Pipelines - 3.13%
5.30%, 02/11/2021		573	636	Buckeye Partners LP
			$13,772	3.95%, 12/01/2026	10,000	9,808
Office & Business Equipment - 0.02%				4.15%, 07/01/2023	10,000	10,217
CDW LLC / CDW Finance Corp				4.35%, 10/15/2024	7,500	7,680
5.50%, 12/01/2024		500	521	Columbia Pipeline Group Inc
				4.50%, 06/01/2025	11,000	11,611
Oil & Gas - 4.80%				El Paso Natural Gas Co LLC
BG Energy Capital PLC				7.50%, 11/15/2026	9,500	11,442
4.00%, 10/15/2021(f)		11,500	12,205	Express Pipeline LLC
BP Capital Markets PLC				7.39%, 12/31/2019(f)	738	761
2.50%, 11/06/2022		3,000	2,933	Plains All American Pipeline LP / PAA
3.12%, 05/04/2026		7,000	6,773	Finance Corp
3.25%, 05/06/2022		4,000	4,086	4.50%, 12/15/2026	13,000	13,155
4.75%, 03/10/2019		14,000	14,817	Southeast Supply Header LLC
Canadian Natural Resources Ltd				4.25%, 06/15/2024(f)	14,000	13,526
3.80%, 04/15/2024		7,000	7,021	Southern Natural Gas Co LLC
Helmerich & Payne International Drilling Co				8.00%, 03/01/2032	4,000	5,167
4.65%, 03/15/2025		7,000	7,288	Tennessee Gas Pipeline Co LLC
Linn Energy LLC / Linn Energy Finance				8.38%, 06/15/2032	2,000	2,541
Corp				TransCanada PipeLines Ltd
0.00%, 05/15/2019(a)		16,000	8,160	6.10%, 06/01/2040	5,000	6,188
Nabors Industries Inc				7.25%, 08/15/2038	7,000	9,613
5.00%, 09/15/2020		14,000	14,567			$101,709
5.10%, 09/15/2023		5,000	5,225	REITS- 6.25%
5.50%, 01/15/2023(f)		9,000	9,405
				Alexandria Real Estate Equities Inc
Petro-Canada				3.90%, 06/15/2023	4,000	4,071
9.25%, 10/15/2021		8,500	10,576	4.30%, 01/15/2026	9,000	9,236
Phillips 66				4.60%, 04/01/2022	20,500	21,697
4.30%, 04/01/2022		9,000	9,663	CubeSmart LP
Rowan Cos Inc				4.00%, 11/15/2025	5,000	5,046
4.88%, 06/01/2022		8,000	7,610	4.38%, 12/15/2023	8,000	8,385
Tesoro Corp				4.80%, 07/15/2022	15,000	16,100
5.38%, 10/01/2022		8,750	9,067	Duke Realty LP
W&T Offshore Inc				3.25%, 06/30/2026	5,000	4,822
8.50%, 06/15/2021(f)		5,187	3,631
9.00%, 05/15/2020(f)		5,796	4,782	3.88%, 10/15/2022	3,000	3,139
				4.38%, 06/15/2022	4,000	4,271

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2017 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS - 31.98%	Amount (000's)	Value (000's)
REITS (continued)				Federal Home Loan Mortgage Corporation (FHLMC) - 5.25%
HCP Inc				3.00%, 10/01/2042	$12,058	$12,002
2.63%, 02/01/2020	$5,000	$5,015		3.00%, 10/01/2042	11,359	11,307
3.75%, 02/01/2019	5,000	5,149		3.00%, 11/01/2042	11,864	11,809
5.38%, 02/01/2021	3,000	3,277		3.00%, 06/01/2043	14,629	14,543
Healthcare Realty Trust Inc				3.50%, 10/01/2041	5,798	5,954
3.88%, 05/01/2025	5,000	4,899		3.50%, 04/01/2042	6,870	7,058
5.75%, 01/15/2021	4,000	4,399		3.50%, 04/01/2042	8,470	8,699
Hospitality Properties Trust				3.50%, 04/01/2045	14,198	14,554
4.50%, 06/15/2023	5,000	5,076		4.00%, 04/01/2039	4,942	5,246
4.65%, 03/15/2024	5,000	5,000		4.00%, 02/01/2045	10,017	10,514
4.95%, 02/15/2027	5,000	4,984		4.00%, 02/01/2046	14,702	15,432
5.00%, 08/15/2022	14,000	14,739		4.00%, 06/01/2046	15,092	15,880
Kimco Realty Corp				4.50%, 05/01/2039	2,824	3,042
6.88%, 10/01/2019	12,000	13,480		4.50%, 06/01/2039	2,232	2,403
Omega Healthcare Investors Inc				4.50%, 07/01/2039	6,556	7,098
5.25%, 01/15/2026	7,500	7,717		4.50%, 12/01/2040	7,040	7,594
Simon Property Group LP				4.50%, 10/01/2041	8,669	9,334
2.75%, 02/01/2023	7,000	6,943		5.00%, 08/01/2035	940	1,003
4.38%, 03/01/2021	3,000	3,217		5.00%, 10/01/2038	1,337	1,420
Ventas Realty LP / Ventas Capital Corp				5.00%, 08/01/2039	4,016	4,392
3.25%, 08/15/2022	8,000	8,071		5.50%, 11/01/2017	76	77
4.00%, 04/30/2019	3,000	3,112		5.50%, 01/01/2018	23	23
Welltower Inc				5.50%, 05/01/2031	266	296
3.75%, 03/15/2023	3,000	3,073		5.50%, 06/01/2035	498	554
4.50%, 01/15/2024	5,000	5,279		6.00%, 03/01/2031	39	44
4.95%, 01/15/2021	3,000	3,232		6.00%, 05/01/2032	135	153
6.13%, 04/15/2020	2,000	2,221		6.50%, 01/01/2029	50	56
Weyerhaeuser Co				6.50%, 05/01/2029	107	120
3.25%, 03/15/2023	5,000	4,999		6.50%, 06/01/2029	83	93
4.70%, 03/15/2021	12,000	12,751		6.50%, 06/01/2029	45	51
		$203,400		6.50%, 08/01/2029	67	75
Savings & Loans - 0.22%				7.00%, 01/01/2032	22	23
First Niagara Financial Group Inc						$170,849
7.25%, 12/15/2021	6,000	7,100		Federal National Mortgage Association (FNMA) - 13.53%
				3.00%, 03/01/2042	8,582	8,539
Software - 1.30%				3.00%, 03/01/2042	9,237	9,191
Oracle Corp				3.00%, 05/01/2042	10,197	10,145
2.50%, 05/15/2022	24,000	23,858		3.00%, 06/01/2042	9,359	9,311
2.95%, 05/15/2025	19,000	18,532		3.00%, 06/01/2042	9,405	9,357
		$42,390		3.50%, 12/01/2040	6,617	6,813
Telecommunications - 1.57%				3.50%, 01/01/2041	5,146	5,299
Qwest Corp				3.50%, 01/01/2041	5,480	5,642
6.75%, 12/01/2021	19,000	20,887		3.50%, 12/01/2041	4,531	4,659
Sprint Corp				3.50%, 01/01/2042	7,361	7,570
7.88%, 09/15/2023	7,500	8,194		3.50%, 03/01/2042	7,768	7,985
Sprint Spectrum Co LLC / Sprint Spectrum Co				3.50%, 04/01/2042	10,113	10,389
II LLC / Sprint Spectrum Co III LLC				3.50%, 02/01/2043	12,865	13,215
3.36%, 03/20/2023(f)	7,250	7,259		3.50%, 06/01/2043	12,531	12,870
T-Mobile USA Inc				3.50%, 03/01/2045	13,531	13,888
6.38%, 03/01/2025	13,500	14,597		3.50%, 07/01/2045	15,662	16,056
		$50,937		3.50%, 05/01/2046	16,048	16,411
Transportation - 0.00%				3.50%, 06/01/2046	14,397	14,722
Trailer Bridge Inc				4.00%, 03/01/2039	3,426	3,605
0.00%, 11/15/2017(a),(b),(c)	12,000	—		4.00%, 08/01/2040	3,331	3,506
				4.00%, 09/01/2040	6,709	7,089
Trucking & Leasing - 0.68%				4.00%, 11/01/2040	2,749	2,894
Penske Truck Leasing Co Lp / PTL Finance				4.00%, 11/01/2040	4,042	4,258
Corp				4.00%, 10/01/2041	5,290	5,574
3.75%, 05/11/2017(f)	22,000	22,142		4.00%, 10/01/2041	3,810	4,001
				4.00%, 11/01/2041	11,133	11,733
TOTAL BONDS		$2,053,367		4.00%, 04/01/2042	7,907	8,313
SENIOR FLOATING RATE INTERESTS -	Principal			4.00%, 08/01/2043	11,089	11,701
0.41%	Amount (000's) Value (000's)			4.00%, 08/01/2043	13,312	14,063
Software - 0.35%				4.00%, 11/01/2043	13,283	14,050
LANDesk Software Group Inc, Term Loan				4.00%, 11/01/2043	10,925	11,502
0.00%, 01/19/2025(e),(h)	$11,500	$11,408		4.00%, 01/01/2044	11,566	12,202
				4.00%, 02/01/2044	12,505	13,210
Transportation - 0.06%				4.00%, 07/01/2044	10,851	11,387
Trailer Bridge Inc, Term Loan				4.00%, 09/01/2044	10,243	10,749
12.00%, 03/31/2017(b),(c),(d),(e)	2,178	2,134		4.00%, 11/01/2044	13,227	13,910
				4.50%, 08/01/2039	2,451	2,659
TOTAL SENIOR FLOATING RATE INTERESTS		$13,542		4.50%, 05/01/2040	3,281	3,547
				4.50%, 08/01/2040	10,624	11,444

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(f)	Security exempt from registration under Rule 144A of the Securities Act of
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	1933. These securities may be resold in transactions exempt from
Federal National Mortgage Association (FNMA) (continued)			registration, normally to qualified institutional buyers. At the end of the
4.50%, 10/01/2040	$7,286	$7,847	period, the value of these securities totaled $344,078 or 10.58% of net
4.50%, 12/01/2040	8,159	8,808	assets.
4.50%, 08/01/2041	9,262	9,979	(g)	Perpetual security. Perpetual securities pay an indefinite stream of
4.50%, 10/01/2043	7,363	7,912	interest, but they may be called by the issuer at an earlier date.
4.50%, 05/01/2044	13,334	14,341	(h)	This Senior Floating Rate Note will settle after January 31, 2017, at which
4.50%, 06/01/2046	14,430	15,535	time the interest rate will be determined.
5.00%, 01/01/2018	64	65
5.00%, 08/01/2035	2,000	2,179
5.00%, 04/01/2040	3,383	3,741
5.00%, 06/01/2040	2,933	3,243	Portfolio Summary (unaudited)
5.50%, 03/01/2033	183	203	Sector	Percent
5.50%, 02/01/2035	2,092	2,344	Financial	20.24%
6.00%, 04/01/2032	68	77	Mortgage Securities	18.78%
6.50%, 09/01/2028	48	54	Government	13.20%
6.50%, 11/01/2028	25	29	Energy	10.28%
6.50%, 05/01/2031	25	28	Consumer, Non-cyclical	7.35%
7.00%, 01/01/2030	4	4	Utilities	6.91%
		$439,848	Communications	4.01%
Government National Mortgage Association (GNMA) - 0.00%			Industrial	3.84%
7.00%, 06/20/2031	79	94	Asset Backed Securities	3.65%
			Consumer, Cyclical	3.12%
U.S. Treasury - 13.20%			Investment Companies	3.06%
0.75%, 10/31/2017	15,000	14,998	Basic Materials	2.52%
0.88%, 02/28/2017	15,000	15,005	Technology	2.37%
1.25%, 10/31/2019	15,000	14,937	Other Assets and Liabilities	0.67%
1.38%, 11/30/2018	15,000	15,057	TOTAL NET ASSETS	100.00%
1.50%, 08/15/2026	15,000	13,791
1.63%, 04/30/2019	15,000	15,105
1.63%, 07/31/2019	15,000	15,093
1.63%, 06/30/2020	15,000	15,012
1.63%, 11/15/2022	15,000	14,622
1.75%, 05/15/2022	15,000	14,816
1.75%, 05/15/2023	15,000	14,626
2.00%, 11/15/2021	15,000	15,057
2.25%, 11/15/2024	5,000	4,968
2.38%, 05/31/2018	15,000	15,272
2.50%, 05/15/2024	15,000	15,228
2.63%, 11/15/2020	15,000	15,510
2.75%, 11/15/2023	15,000	15,493
2.88%, 05/15/2043	15,000	14,527
2.88%, 08/15/2045	15,000	14,458
3.00%, 11/15/2044	15,000	14,842
3.00%, 11/15/2045	15,000	14,817
3.13%, 05/15/2021	15,000	15,807
3.13%, 08/15/2044	15,000	15,209
3.38%, 05/15/2044	15,000	15,932
3.50%, 02/15/2039	15,000	16,406
3.63%, 02/15/2020	15,000	15,946
3.63%, 02/15/2044	15,000	16,639
3.75%, 11/15/2043	10,000	11,343
4.38%, 02/15/2038	15,000	18,638
		$429,154
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,039,945
Total Investments		$3,230,251
Other Assets and Liabilities - 0.67%		$21,828
TOTAL NET ASSETS - 100.00%		$3,252,079

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $3,829 or 0.12% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Inputs used in the valuation may be unobservable; however, not all securities are included in Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $19,927 or 0.61% of net assets.
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(e)	Variable Rate. Rate shown is in effect at January 31, 2017.

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2017 (unaudited)

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Trailer Bridge Inc	05/07/2012-12/22/2016	$16,579	$16,098	0.50%
Trailer Bridge Inc, Term Loan	03/30/2012-01/24/2017	2,177	2,134	0.07%

Amounts in thousands

See accompanying notes

     Schedule of Investments Inflation Protection Fund January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 3.12%	Shares Held	Value(000	's)		Principal
Money Market Funds - 3.12%				BONDS (continued)	Amount (000's)		Value(000	's)
BlackRock Liquidity Funds FedFund Portfolio	48,445,200	$48,445		Other Asset Backed Securities (continued)
				Fannie Mae REMIC Trust 2003-W16
TOTAL INVESTMENT COMPANIES		$48,445		1.07%, 11/25/2033(a)		$1	$1
	Principal			Long Beach Mortgage Loan Trust 2004-2
BONDS- 3.30%	Amount (000's)	Value(000	's)	1.55%, 06/25/2034(a)		75	73
Commercial Mortgage Backed Securities - 0.00%							$220
CD 2007-CD4 Commercial Mortgage Trust				Sovereign - 3.02%
0.36%, 12/11/2049(a),(b),(c)	$1,216	$—		Australia Government Bond
Commercial Mortgage Trust 2007-GG9				3.75%, 04/21/2037	AUD	4,595	3,627
0.24%, 03/10/2039(a),(b),(c)	7,277	—		Japanese Government CPI Linked Bond
Ginnie Mae				0.10%, 09/10/2024	JPY	1,806,943	16,836
1.10%, 03/16/2047(a),(b)	324	5		0.10%, 03/10/2025		1,021,553	9,541
ML-CFC Commercial Mortgage Trust 2006-				0.10%, 03/10/2026		144,181	1,352
3				New Zealand Government Bond
0.56%, 07/12/2046(a),(b),(c)	910	—		2.54%, 09/20/2035(a)	NZD	8,135	6,096
		$5		3.09%, 09/20/2030(a)		11,359	9,422
Home Equity Asset Backed Securities - 0.00%							$46,874
New Century Home Equity Loan Trust 2005-				TOTAL BONDS			$51,219
1				U.S. GOVERNMENT & GOVERNMENT	Principal
1.35%, 03/25/2035(a)	55	55		AGENCY OBLIGATIONS - 94.40%	Amount (000's)		Value(000	's)
Option One Mortgage Loan Trust 2005-1				U.S. Treasury Inflation-Indexed Obligations - 94.40%
2.27%, 02/25/2035(a)	23	4		0.13%, 04/15/2019		$96,659	$98,471
		$59		0.13%, 04/15/2020		91,318	92,996
Mortgage Backed Securities - 0.26%				0.13%, 04/15/2021		80,597	81,737
Alternative Loan Trust 2006-OA6				0.13%, 01/15/2022		56,503	57,203
1.03%, 07/25/2046(a)	167	119		0.13%, 07/15/2022		34,283	34,747
Alternative Loan Trust 2007-OA7				0.13%, 01/15/2023		66,496	66,686
0.98%, 05/25/2047(a)	1,534	558		0.13%, 07/15/2024		78,526	78,056
Bear Stearns ALT-A Trust 2007-2				0.13%, 07/15/2026		41,058	40,159
0.94%, 04/25/2037(a)	422	360		0.25%, 01/15/2025		81,258	80,740
Chase Mortgage Finance Trust Series 2007-				0.38%, 07/15/2023		17,671	18,024
A2				0.38%, 07/15/2025		32,784	32,956
3.11%, 07/25/2037(a)	77	77		0.38%, 01/15/2027		22,581	22,531
Fannie Mae REMIC Trust 2004-W5				0.63%, 07/15/2021		60,649	63,206
1.22%, 02/25/2047(a)	30	30		0.63%, 01/15/2024		83,522	85,887
Fannie Mae REMIC Trust 2005-W2				0.63%, 01/15/2026		58,486	59,637
0.97%, 05/25/2035(a)	17	17		0.63%, 02/15/2043		23,480	21,779
Freddie Mac REMICS				0.75%, 02/15/2042		31,633	30,327
1.17%, 09/15/2033(a)	12	12		0.75%, 02/15/2045		32,418	30,916
1.22%, 06/15/2023(a)	1	1		1.00%, 02/15/2046		11,725	11,939
HomeBanc Mortgage Trust 2005-5				1.13%, 01/15/2021		62,328	65,934
1.11%, 01/25/2036(a)	376	329		1.25%, 07/15/2020		17,956	19,104
Impac CMB Trust Series 2004-5				1.38%, 01/15/2020		26,501	28,048
3.10%, 10/25/2034(a)	23	18		1.38%, 02/15/2044		33,214	36,682
Impac CMB Trust Series 2004-6				1.75%, 01/15/2028		28,001	31,675
1.75%, 10/25/2034(a)	15	14		2.00%, 01/15/2026		9,832	11,200
Impac CMB Trust Series 2005-1				2.13%, 02/15/2040		20,538	25,757
1.39%, 04/25/2035(a)	116	102		2.13%, 02/15/2041		37,823	47,685
Impac CMB Trust Series 2005-5				2.38%, 01/15/2025		37,986	44,029
1.54%, 08/25/2035(a)	24	16		2.38%, 01/15/2027		31,374	37,268
Impac CMB Trust Series 2007-A				2.50%, 01/15/2029		30,512	37,276
1.02%, 05/25/2037(a),(c)	507	481		3.38%, 04/15/2032		817	1,145
JP Morgan Alternative Loan Trust 2007-A1				3.63%, 04/15/2028		22,735	30,228
0.92%, 03/25/2037(a)	560	535		3.88%, 04/15/2029(d)		29,954	41,441
Merrill Lynch Alternative Note Asset Trust							$1,465,469
Series 2007-A3				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
0.98%, 04/25/2037(a)	2,319	1,330		OBLIGATIONS			$1,465,469
WaMu Mortgage Pass-Through Certificates				TOTAL PURCHASED OPTIONS - 0.02%			$304
Series 2005-AR2 Trust				TOTAL PURCHASED INTEREST RATE SWAPTIONS -
1.14%, 01/25/2045(a)	65	60		0.12%			$1,808
WaMu Mortgage Pass-Through Certificates				Total Investments			$1,567,245
Series 2006-AR9 Trust				Other Assets and Liabilities - (0.96)%				$(14,856)
0.99%, 08/25/2046(a)	21	2		TOTAL NET ASSETS - 100.00%			$1,552,389
		$4,061
Other Asset Backed Securities - 0.02%
Argent Securities Trust 2006-W3				(a)	Variable Rate. Rate shown is in effect at January 31, 2017.
0.89%, 04/25/2036(a)	30	12		(b) Security is an Interest Only Strip
Asset-Backed Pass-Through Certificates				(c)			Security exempt from registration under Rule 144A of the Securities Act of
Series 2004-R2				1933. These securities may be resold in transactions exempt from
1.38%, 04/25/2034(a)	104	103		registration, normally to qualified institutional buyers. At the end of the
Countrywide Asset-Backed Certificates				period, the value of these securities totaled $481 or 0.03% of net assets.
1.90%, 12/25/2032(a)	33	31

See accompanying notes

Schedule of Investments
Inflation Protection Fund
January 31, 2017 (unaudited)

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,612 or 0.17% of net assets.

Portfolio Summary (unaudited)
Sector			Percent
Government			97.42%
Investment Companies			3.12%
Mortgage Securities			0.26%
Purchased Interest Rate Swaptions			0.12%
Purchased Options			0.02%
Asset Backed Securities			0.02%
Other Assets and Liabilities			(0.96)%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value		Asset	Liability
Citigroup Inc	02/01/2017	EUR	8,130,000	$8,992	$8,776	$	— $	(216)
Deutsche Bank AG	02/01/2017	EUR	8,130,000	9,017	8,776		—	(241)
Total						$	— $	(457)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
ANZ Stockbroking	02/03/2017	NZD	22,115,000	$15,288	$16,225	$	— $	(937)
Bank of America NA	02/01/2017	EUR	8,260,000	9,174	8,917		257	—
Bank of America NA	02/03/2017	JPY	3,153,924,150	26,763	27,934		—	(1,171)
BNP Paribas	03/06/2017	NZD	22,115,000	16,139	16,206		—	(67)
Goldman Sachs & Co	02/01/2017	EUR	8,130,000	9,158	8,776		382	—
Goldman Sachs & Co	03/06/2017	EUR	80,000	86	86		—	—
Morgan Stanley & Co	03/06/2017	EUR	602,000	648	651		—	(3)
National Australia Bank	03/06/2017	AUD	4,290,000	3,247	3,250		—	(3)
RBC Dominion Securities	02/03/2017	AUD	4,386,000	3,162	3,326		—	(164)
UBS AG	02/03/2017	EUR	7,622,000	7,930	8,228		—	(298)
UBS AG	03/06/2017	JPY	3,144,564,142	27,524	27,879		—	(355)
Total							$639	$(2,998)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type	Long/Short		Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
90 Day Eurodollar; December 2017		Long	366	$90,618			$90,128	$(490)
90 Day Eurodollar; December 2018		Short	366	90,502			89,693	809
Australia 10 Year Bond; March 2017		Short	98	9,486			9,528	(42)
Australia 3 Year Bond; March 2017		Long	98	8,296			8,310	14
Canada 10 Year Bond; March 2017		Long	96	10,203			10,140	(63)
Euro Bund 10 Year Bund; March 2017		Short	127	22,285			22,228	57
Euro Schatz; March 2017		Short	622	75,340			75,354	(14)
Euro-BTP; March 2017		Short	3	431			424	7
Euro-Oat; March 2017		Long	146	23,460			23,305	(155)
Japan 10 Year Bond TSE; March 2017		Short	24	31,927			31,858	69
UK 10 Year Gilt; March 2017		Short	26	4,047			4,052	(5)
US 10 Year Note; March 2017		Short	245	30,377			30,495	(118)
US 10 Year Ultra Note; March 2017		Long	138	18,545			18,514	(31)
US 2 Year Note; March 2017		Short	469	101,713			101,678	35
US 5 Year Note; March 2017		Long	1,698	199,896			200,139	243
US Long Bond; March 2017		Short	198	30,043			29,867	176
US Ultra Bond; March 2017		Short	127	20,107			20,407	(300)
Total								$192

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Inflation Protection Fund
January 31, 2017 (unaudited)

Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized				Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)	Appreciation/(Depreciation)				Asset	Liability
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018		$20,405	$—	$		702		$702	$—
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Pay	1.63%	09/13/2017		34,806	—		(377)			—	(377)
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Receive	1.59%	09/13/2018		34,806	—			650		650	—
	Consumers
	NAS(CPURNSA)
Deutsche Bank AG	Eurostat Eurozone	Pay	1.41%	12/08/2026	EUR	12,965	—		(258)			—	(258)
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Receive	1.13%	12/08/2021		12,965	—			174		174	—
	HICP Ex Tobacco
	Unrevised Series
	NSA
Total							$—	$		891		$1,526	$(635)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums			Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)		Appreciation/(Depreciation)			Fair Value
	3 Month LIBOR	Receive	1.80%	08/19/2046		$2,250	$—	$		428			$428
	3 Month LIBOR	Pay	1.73%	08/31/2046		4,105	(723)		(123)				(846)
	3 Month LIBOR	Receive	1.75%	05/31/2021		61,720	1			468			469
	3 Month LIBOR	Receive	2.51%	08/15/2026		17,195	1		(187)				(186)
	3 Month LIBOR	Pay	2.73%	11/15/2043		4,010	—			32			32
	3 Month LIBOR	Pay	2.68%	01/07/2027		15,620	—			(99)			(99)
	3 Month LIBOR	Receive	2.78%	11/15/2043		7,945	—		(140)				(140)
	3 Month LIBOR	Pay	2.40%	08/15/2026		9,040	—			11			11
	3 Month LIBOR	Receive	1.86%	01/09/2020		63,130	1			65			66
	US Federal Funds	Receive	1.42%	05/31/2021		19,870	1			118			119
	Effective Rate
	(continuous series)
Total							$(719)	$		573			$(146)

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive					Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional	Premiums		Fair			Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount		Paid/(Received)	Value		Appreciation/(Depreciation)
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.00% 11/22/2017 $			6,900	$313	$37	$			(276)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.68% 01/13/2021			5,150	689	661				(28)
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	3.25% 01/06/2022			44,800	1,085	1,110				25
Rate Swap		LIBOR
Total								$2,087	$1,808	$			(279)

			Pay/
			Receive					Upfront
Written Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional	Premiums			Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount		Paid/(Received)		Value		Appreciation/(Depreciation)
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	0.90% 06/08/2018 $			94,800	$(470)	$(44		) $		426
Rate Swap		LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	1.90% 06/08/2018			94,800	(402)	(778)				(376)
Rate Swap		LIBOR
Total								$(872)	$(822		) $		50

Amounts in thousands

See accompanying notes

			Schedule of Investments
Inflation Protection Fund
January 31, 2017 (unaudited)

Options

					Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price		Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Put - CHF versus NOK	CHF	7.90	02/21/2017	2,000,000	$1	$1		$—
Put - CHF versus NOK	CHF	8.10	02/20/2017	17,380,000	207	4		(203)
Put - CHF versus NOK	CHF	8.00	02/15/2017	17,380,000	127	—		(127)
Put - US 10 Year Note Future; March 2017		$123.50	02/27/2017	1,006	599	299		(300)
Total					$934	$304		$(630)

					Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price		Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Put - CHF versus NOK	CHF	8.00	02/15/2017	2,000,000	$—	$—		$—
Put - CHF versus NOK	CHF	8.10	02/15/2017	2,000,000	(1)	—		1
Put - CHF versus NOK	CHF	7.90	02/20/2017	17,380,000	(90)	(1)		89
Put - US 10 Year Note Future; March 2017		$122.50	02/27/2017	1,006	(282)	(110)		172
Total					$(373)	$(111)		$262

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments International Emerging Markets Fund January 31, 2017 (unaudited)

COMMON STOCKS - 93.51%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Agriculture - 1.38%				Food (continued)
Gudang Garam Tbk PT	445,700	$2,061		X5 Retail Group NV (a)	210,925	$7,082
KT&G Corp	111,957	9,698				$23,987
		$11,759		Forest Products & Paper - 1.19%
Automobile Manufacturers - 2.77%				Fibria Celulose SA	441,600	4,118
Geely Automobile Holdings Ltd	3,205,000	3,788		Sappi Ltd	930,977	5,986
Guangzhou Automobile Group Co Ltd	2,916,000	3,977				$10,104
Maruti Suzuki India Ltd	181,409	15,786		Holding Companies - Diversified - 0.34%
		$23,551		Siam Cement PCL/The	202,400	2,898
Automobile Parts & Equipment - 3.15%
Hankook Tire Co Ltd	172,785	8,432		Insurance - 1.76%
Hiroca Holdings Ltd	683,000	1,981		China Life Insurance Co Ltd/Taiwan	4,907,000	4,802
Mando Corp	20,234	4,354		Ping An Insurance Group Co of China Ltd	1,990,500	10,211
Tong Yang Industry Co Ltd	2,724,000	5,028				$15,013
Xinyi Glass Holdings Ltd (a)	7,800,000	7,016		Internet - 9.91%
		$26,811		Alibaba Group Holding Ltd ADR(a)	314,162	31,828
Banks - 16.68%				NAVER Corp	11,132	7,271
Banco do Brasil SA	687,300	6,785		Tencent Holdings Ltd	1,543,100	40,345
Banco Santander Chile	53,986,815	2,923		Weibo Corp ADR(a)	102,921	4,963
Bank Negara Indonesia Persero Tbk PT	10,017,800	4,280				$84,407
Bank of China Ltd	17,672,000	8,004		Iron & Steel - 1.10%
Bank Rakyat Indonesia Persero Tbk PT	4,727,400	4,151		POSCO	26,142	6,110
Barclays Africa Group Ltd	1,000,343	11,782		Ternium SA ADR	141,409	3,233
China Construction Bank Corp	32,785,722	24,307				$9,343
CIMB Group Holdings Bhd	3,382,900	3,797		Media - 2.09%
Credicorp Ltd	23,704	3,880		Naspers Ltd	111,483	17,761
ICICI Bank Ltd ADR	1,123,121	8,704
Nedbank Group Ltd	539,396	9,304		Metal Fabrication & Hardware - 0.62%
OTP Bank PLC	347,229	10,677		Hyosung Corp	45,312	5,282
Sberbank of Russia PJSC ADR	1,461,112	17,132
Siam Commercial Bank PCL/The	1,126,600	4,850		Mining - 2.97%
Standard Bank Group Ltd	491,328	5,254		Aluminum Corp of China Ltd (a)	5,428,000	2,804
Woori Bank	610,954	6,897		Anglo American PLC (a)	514,365	8,868
Yes Bank Ltd	449,524	9,262		Hindalco Industries Ltd	2,442,018	6,831
		$141,989		Vedanta Ltd	1,823,933	6,825
Chemicals - 1.03%						$25,328
Kingboard Chemical Holdings Ltd	1,065,500	3,666		Miscellaneous Manufacturers - 1.21%
Sinopec Shanghai Petrochemical Co Ltd	8,268,000	5,120		Largan Precision Co Ltd	72,000	10,299
		$8,786
Coal - 1.21%				Oil & Gas - 8.83%
Adaro Energy Tbk PT	34,970,300	4,445		Bharat Petroleum Corp Ltd	710,572	7,154
China Shenhua Energy Co Ltd	2,758,000	5,828		China Petroleum & Chemical Corp	17,013,978	13,440
		$10,273		CNOOC Ltd	3,826,000	4,778
Commercial Services - 2.86%				Indian Oil Corp Ltd	1,385,371	7,500
Kroton Educacional SA	1,943,000	8,331		LUKOIL PJSC ADR	332,978	18,765
New Oriental Education & Technology Group	216,126	10,277		MOL Hungarian Oil & Gas PLC	35,199	2,480
Inc ADR(a)				PTT PCL (b)	812,300	9,323
Qualicorp SA	877,500	5,739		SK Innovation Co Ltd	38,192	5,174
		$24,347		Tatneft PJSC ADR	161,862	6,599
Diversified Financial Services - 4.42%						$75,213
Fubon Financial Holding Co Ltd	7,913,000	12,861		Pharmaceuticals - 0.46%
Indiabulls Housing Finance Ltd	505,233	5,597		Sinopharm Group Co Ltd	860,400	3,932
Mega Financial Holding Co Ltd	13,707,184	10,219
Shinhan Financial Group Co Ltd	225,818	8,925		Pipelines - 0.41%
		$37,602		Petronet LNG Ltd	624,511	3,454
Electric - 1.47%
Enel Americas SA	18,900,546	3,384		REITS - 0.37%
Huaneng Renewables Corp Ltd	8,638,000	2,681		Fibra Uno Administracion SA de CV	159,000	228
Tenaga Nasional BHD	2,138,000	6,462		Macquarie Mexico Real Estate Management	2,960,100	2,913
		$12,527		SA de CV (a)
Electronics - 1.29%						$3,141
Hon Hai Precision Industry Co Ltd	4,100,000	10,995		Retail - 0.48%
				Wal-Mart de Mexico SAB de CV	2,300,974	4,072
Engineering & Construction - 1.36%
Daelim Industrial Co Ltd	64,887	4,699		Semiconductors - 14.72%
Grupo Aeroportuario del Pacifico SAB de CV	398,800	3,091		Powertech Technology Inc	2,453,000	6,723
Promotora y Operadora de Infraestructura	434,423	3,798		Samsung Electronics Co Ltd	31,982	54,394
SAB de CV (a)				SK Hynix Inc	404,942	18,702
		$11,588		Taiwan Semiconductor Manufacturing Co Ltd	7,640,685	45,530
Food - 2.82%						$125,349
Cencosud SA	1,522,247	4,425		Software - 1.58%
Charoen Pokphand Foods PCL (b)	7,249,500	5,869		NetEase Inc ADR	53,042	13,467
JBS SA	1,750,000	6,611

See accompanying notes

		Schedule of Investments
		International Emerging Markets Fund
		January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Telecommunications - 4.41%
China Mobile Ltd	1,270,093	$14,292
China Telecom Corp Ltd	15,748,000	7,435
Chunghwa Telecom Co Ltd	1,106,000	3,607
LG Uplus Corp	326,456	3,207
Telekomunikasi Indonesia Persero Tbk PT	30,989,900	8,984
		$37,525
Water - 0.62%
Cia de Saneamento Basico do Estado de Sao	527,900	5,252
Paulo

TOTAL COMMON STOCKS		$796,055
INVESTMENT COMPANIES - 1.02%	Shares Held	Value(000	's)
Money Market Funds - 1.02%
Goldman Sachs Financial Square Funds -	8,714,110	8,714
Government Fund

TOTAL INVESTMENT COMPANIES		$8,714
PREFERRED STOCKS - 5.29%	Shares Held	Value(000	's)
Banks - 1.70%
Itau Unibanco Holding SA 0.18%(c)	1,224,560	$14,469

Holding Companies - Diversified - 1.78%
Itausa - Investimentos Itau SA 0.06%(c)	5,154,090	15,179

Iron & Steel - 1.10%
Vale SA 0.28%(c)	960,579	9,319

Oil & Gas - 0.71%
Petroleo Brasileiro SA 0.00%(a),(c)	1,269,800	6,054

TOTAL PREFERRED STOCKS		$45,021
Total Investments		$849,790
Other Assets and Liabilities - 0.18%		$1,495
TOTAL NET ASSETS - 100.00%		$851,285

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Inputs used in the valuation may be unobservable; however, not all securities are included in Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $15,192 or 1.78% of net assets.
(c)	Variable Rate. Rate shown is in effect at January 31, 2017.

Portfolio Summary (unaudited)

Country	Percent
China	23.17%
Korea, Republic Of	16.81%
Taiwan, Province Of China	13.15%
Brazil	9.63%
India	8.35%
South Africa	5.88%
Russian Federation	5.81%
Hong Kong	2.94%
Indonesia	2.81%
Thailand	2.70%
Mexico	1.66%
Hungary	1.54%
Chile	1.26%
Malaysia	1.21%
United Kingdom	1.04%
United States	1.02%
Peru	0.46%
Luxembourg	0.38%
Other Assets and Liabilities	0.18%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments International Fund I

January 31, 2017 (unaudited)

COMMON STOCKS - 97.85%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.73%				Diversified Financial Services (continued)
MTU Aero Engines AG	15,257	$1,828		Partners Group Holding AG	8,368	$4,229
Thales SA	48,430	4,543				$10,222
		$6,371		Electronics - 3.57%
Agriculture - 0.44%				AAC Technologies Holdings Inc	487,007	5,001
KT&G Corp	18,863	1,634		Fujitsu General Ltd	140,700	2,768
				Hon Hai Precision Industry Co Ltd	692,000	1,856
Apparel - 0.49%				Micro-Star International Co Ltd	750,000	1,819
Shenzhou International Group Holdings Ltd	291,000	1,795		Pegatron Corp	720,000	1,734
						$13,178
Automobile Manufacturers - 2.74%				Engineering & Construction - 1.76%
Daimler AG	28,055	2,110		Grupo Aeroportuario del Centro Norte SAB de	390,000	1,664
Fuji Heavy Industries Ltd	78,000	3,121		CV
Geely Automobile Holdings Ltd	2,511,000	2,968		Kyowa Exeo Corp	211,000	3,122
Great Wall Motor Co Ltd (a)	1,900,000	1,904		Promotora y Operadora de Infraestructura	195,100	1,706
		$10,103		SAB de CV (a)
Automobile Parts & Equipment - 5.40%						$6,492
Brembo SpA	70,852	4,540		Entertainment - 1.51%
Hankook Tire Co Ltd	50,000	2,440		Aristocrat Leisure Ltd	481,041	5,578
Koito Manufacturing Co Ltd	94,800	5,029
Valeo SA	95,550	5,840		Food - 3.93%
Xinyi Glass Holdings Ltd (a)	2,304,000	2,072		Bakkafrost P/F	72,000	2,767
		$19,921		Colruyt SA	70,000	3,426
Banks - 4.34%				Leroy Seafood Group ASA	33,000	1,837
China Construction Bank Corp	3,637,000	2,696		Salmar ASA	58,000	1,642
China Merchants Bank Co Ltd	780,000	1,953		SPAR Group Ltd/The	127,000	1,792
China Minsheng Banking Corp Ltd	1,731,000	1,905		X5 Retail Group NV (a)	91,000	3,055
DBS Group Holdings Ltd	189,000	2,555				$14,519
Fukuoka Financial Group Inc	453,000	2,000		Forest Products & Paper - 0.45%
Sberbank of Russia PJSC ADR	420,000	4,925		UPM-Kymmene OYJ	74,000	1,678
		$16,034
Building Materials - 2.36%				Gas - 0.48%
Anhui Conch Cement Co Ltd	602,000	1,937		China Resources Gas Group Ltd	565,000	1,786
CSR Ltd	1,157,000	3,875
Sika AG	550	2,890		Healthcare - Products - 0.40%
		$8,702		St Shine Optical Co Ltd	78,000	1,474
Chemicals - 4.53%
BASF SE	19,500	1,882		Holding Companies - Diversified - 0.92%
Johnson Matthey PLC	46,000	1,887		KOC Holding AS	383,000	1,543
Lotte Chemical Corp	5,600	1,815		Siam Cement PCL/The	130,000	1,861
Nissan Chemical Industries Ltd	172,900	6,173				$3,404
Sinopec Shanghai Petrochemical Co Ltd	3,157,000	1,955		Home Builders - 2.80%
Symrise AG	50,000	3,011		Bellway PLC	80,421	2,521
		$16,723		Haseko Corp	407,000	4,486
Coal - 0.48%				Iida Group Holdings Co Ltd	91,000	1,703
China Shenhua Energy Co Ltd	830,000	1,754		Taylor Wimpey PLC	765,052	1,615
						$10,325
Commercial Services - 4.47%				Insurance - 4.94%
Ashtead Group PLC	239,000	4,846		Allianz SE	14,118	2,399
Intertek Group PLC	42,000	1,798		China Life Insurance Co Ltd/Taiwan	2,290,600	2,242
Intrum Justitia AB	87,092	2,932		Industrial Alliance Insurance & Financial	50,000	2,104
Kroton Educacional SA	650,000	2,787		Services Inc
New Oriental Education & Technology Group	57,000	2,710		Mapfre SA	871,000	2,641
Inc ADR(a)				Ping An Insurance Group Co of China Ltd	695,000	3,565
Zhejiang Expressway Co Ltd	1,430,000	1,436		Prudential PLC	148,238	2,873
		$16,509		Swiss Life Holding AG (a)	7,997	2,428
Computers - 5.22%						$18,252
Atos SE	61,382	6,531		Internet - 4.62%
Capgemini SA	21,400	1,742		Alibaba Group Holding Ltd ADR(a)	20,000	2,026
Foxconn Technology Co Ltd	560,000	1,581		Criteo SA ADR(a)	41,000	1,848
Lite-On Technology Corp	1,519,546	2,295		Dip Corp	90,000	1,840
Nomura Research Institute Ltd	97,200	3,321		Paysafe Group PLC (a)	397,000	1,914
Teleperformance	35,374	3,787		Start Today Co Ltd	100,000	1,883
		$19,257		Tencent Holdings Ltd	288,200	7,535
Consumer Products - 0.90%						$17,046
Reckitt Benckiser Group PLC	38,700	3,321		Iron & Steel - 1.92%
				Fortescue Metals Group Ltd	445,000	2,252
Distribution & Wholesale - 0.44%				Kumba Iron Ore Ltd (a)	186,000	2,868
Bunzl PLC	62,000	1,634		Severstal PJSC	123,000	1,954
						$7,074
Diversified Financial Services - 2.77%				Leisure Products & Services - 0.51%
Fubon Financial Holding Co Ltd	1,141,000	1,854		Shimano Inc	12,000	1,892
Macquarie Group Ltd	64,446	4,139

See accompanying notes

Schedule of Investments International Fund I

January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	INVESTMENT COMPANIES - 0.19%	Shares Held	Value (000's)
Machinery - Construction & Mining - 0.99%				Money Market Funds - 0.19%
Atlas Copco AB - A Shares	58,000	$1,860		First American Government Obligations Fund	690,375	$690
Takeuchi Manufacturing Co Ltd	85,000	1,804
		$3,664		TOTAL INVESTMENT COMPANIES		$690
Mining - 1.39%				Total Investments		$361,917
Boliden AB	66,000	1,925		Other Assets and Liabilities - 1.96%		$7,225
Centamin PLC	1,616,000	3,196		TOTAL NET ASSETS - 100.00%		$369,142
		$5,121
Miscellaneous Manufacturers - 2.05%
Largan Precision Co Ltd	23,000	3,290		(a) Non-Income Producing Security
Sunny Optical Technology Group Co Ltd	732,700	4,293		(b)		Fair value of these investments is determined in good faith by the Manager
		$7,583		under procedures established and periodically reviewed by the Board of
Oil & Gas - 4.67%				Directors. Inputs used in the valuation may be unobservable; however, not
DCC PLC	21,000	1,694		all securities are included in Level 3 of the fair value hierarchy. At the end
LUKOIL PJSC ADR	50,000	2,818		of the period, the fair value of these securities totaled $2,870 or 0.78% of
Neste Oyj	90,000	3,131		net assets.
Novatek PJSC	20,000	2,545
PTT PCL (b)	250,000	2,870
SK Innovation Co Ltd	17,000	2,303		Portfolio Summary (unaudited)
Tatneft PJSC ADR	46,000	1,875		Country		Percent
		$17,236		Japan		16.14%
Packaging & Containers - 0.89%				China		15.39%
CCL Industries Inc	16,000	3,293		Taiwan, Province Of China		7.85%
				France		7.28%
Pharmaceuticals - 5.07%				United Kingdom		6.48%
Actelion Ltd (a)	20,000	5,222
				Australia		4.80%
Ipsen SA	33,367	2,586		Russian Federation		4.65%
Mitsubishi Tanabe Pharma Corp	94,000	1,885		Switzerland		4.57%
Novo Nordisk A/S	88,389	3,194		Korea, Republic Of		4.19%
Richter Gedeon Nyrt	92,000	1,982		Germany		4.12%
Shire PLC	36,000	2,004		Canada		3.27%
Sinopharm Group Co Ltd	407,000	1,860		Sweden		1.81%
		$18,733		Spain		1.34%
Real Estate - 1.36%				Finland		1.30%
Daito Trust Construction Co Ltd	20,000	2,796		Thailand		1.28%
Open House Co Ltd	95,000	2,224		South Africa		1.26%
		$5,020		Italy		1.23%
Retail - 3.28%				Hong Kong		1.12%
Alimentation Couche-Tard Inc	89,200	4,086		Norway		0.94%
JB Hi-Fi Ltd	90,000	1,888		Belgium		0.93%
JD Sports Fashion PLC	500,000	2,190		Mexico		0.91%
Next PLC	25,941	1,251		Jersey, Channel Islands		0.87%
Nitori Holdings Co Ltd	24,000	2,690		Denmark		0.87%
		$12,105		Brazil		0.76%
Semiconductors - 6.61%				Faroe Islands		0.75%
Infineon Technologies AG	215,000	3,956		United States		0.73%
Samsung Electronics Co Ltd	4,300	7,313		Singapore		0.69%
Silicon Motion Technology Corp ADR	55,000	2,151		Israel		0.57%
Taiwan Semiconductor Manufacturing Co Ltd	215,800	6,670		Hungary		0.54%
ADR				Isle of Man		0.52%
Tokyo Electron Ltd	22,000	2,279		Ireland		0.46%
Win Semiconductors Corp	670,565	2,018		Turkey		0.42%
		$24,387		Other Assets and Liabilities		1.96%
Software - 4.47%				TOTAL NET ASSETS		100.00%
Amadeus IT Group SA	50,000	2,313
NetEase Inc ADR	25,900	6,576
Open Text Corp	76,000	2,601
Temenos Group AG	29,000	2,109
TravelSky Technology Ltd	1,300,000	2,920
		$16,519
Telecommunications - 1.46%
KDDI Corp	121,800	3,273
Nice Ltd ADR	30,000	2,105
		$5,378
Toys, Games & Hobbies - 0.59%
Bandai Namco Holdings Inc	79,300	2,184

Transportation - 0.82%
Central Japan Railway Co	18,700	3,022

Water - 0.08%
Guangdong Investment Ltd	245,082	304

TOTAL COMMON STOCKS		$361,227

See accompanying notes

		Schedule of Investments
International Fund I
January 31, 2017 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2017	Long	22	$1,916	$1,901	$(15)
S&P 500 Emini; March 2017	Long	7	802	796	(6)
Total					$(21)
Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments LargeCap Growth Fund January 31, 2017 (unaudited)

COMMON STOCKS - 98.97%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Airlines - 1.97%				Oil & Gas (continued)
Delta Air Lines Inc	690,530	$32,621		Pioneer Natural Resources Co	170,423	$30,715
						$61,102
Banks - 2.54%				Oil & Gas Services - 1.00%
Citizens Financial Group Inc	716,700	25,923		Halliburton Co	292,900	16,569
SVB Financial Group (a)	94,100	16,207
		$42,130		Pharmaceuticals - 2.70%
Biotechnology - 3.07%				DexCom Inc (a)	241,222	19,093
Biogen Inc (a)	59,900	16,607		Merck & Co Inc	412,600	25,577
Celgene Corp (a)	294,814	34,242				$44,670
		$50,849		Retail - 7.54%
Building Materials - 1.91%				Dollar Tree Inc (a)	257,354	19,865
Masco Corp	959,000	31,599		Panera Bread Co (a)	78,714	16,456
				TJX Cos Inc/The	522,449	39,142
Chemicals - 1.46%				Ulta Beauty Inc (a)	181,415	49,396
Albemarle Corp	260,803	24,161				$124,859
				Semiconductors - 8.63%
Commercial Services - 4.66%				Analog Devices Inc	285,200	21,373
FleetCor Technologies Inc (a)	224,133	33,057		Applied Materials Inc	978,500	33,514
S&P Global Inc	194,498	23,375		Broadcom Ltd	142,051	28,339
Vantiv Inc (a)	332,100	20,670		Lam Research Corp	289,084	33,204
		$77,102		Micron Technology Inc (a)	1,097,500	26,461
Computers - 4.29%						$142,891
Apple Inc	585,083	71,000		Software - 5.79%
				Fidelity National Information Services Inc	316,328	25,123
Cosmetics & Personal Care - 2.05%				Microsoft Corp	1,094,400	70,753
Procter & Gamble Co/The	387,335	33,930				$95,876
				Transportation - 4.15%
Diversified Financial Services - 7.12%				CSX Corp	686,600	31,851
Charles Schwab Corp/The	497,700	20,525		FedEx Corp	195,388	36,950
CME Group Inc	185,789	22,496				$68,801
Mastercard Inc	312,751	33,255		TOTAL COMMON STOCKS		$1,639,168
Visa Inc	503,256	41,624		INVESTMENT COMPANIES - 1.04%	Shares Held	Value(000	's)
		$117,900		Money Market Funds - 1.04%
Food - 3.36%				Goldman Sachs Financial Square Funds -	17,303,164	17,303
Kellogg Co	231,367	16,823		Government Fund
Kraft Heinz Co/The	325,000	29,019
Pinnacle Foods Inc	185,900	9,888		TOTAL INVESTMENT COMPANIES		$17,303
		$55,730		Total Investments		$1,656,471
Healthcare - Products - 6.45%				Other Assets and Liabilities - (0.01)%		$(87)
Edwards Lifesciences Corp (a)	382,638	36,825		TOTAL NET ASSETS - 100.00%		$1,656,384
Intuitive Surgical Inc (a)	50,596	35,047
Thermo Fisher Scientific Inc	229,235	34,933
		$106,805		(a) Non-Income Producing Security
Housewares - 1.47%
Newell Brands Inc	515,300	24,389

Internet - 16.03%				Portfolio Summary (unaudited)
Alphabet Inc - A Shares (a)	96,152	78,863		Sector		Percent
Amazon.com Inc (a)	66,583	54,830		Consumer, Non-cyclical		22.29%
eBay Inc (a)	542,500	17,268		Technology		18.71%
Facebook Inc (a)	391,412	51,009		Communications		16.98%
Netflix Inc (a)	275,731	38,798		Consumer, Cyclical		14.87%
Priceline Group Inc/The (a)	15,660	24,666		Industrial		10.31%
		$265,434		Financial		9.66%
Leisure Products & Services - 2.37%				Energy		4.69%
Royal Caribbean Cruises Ltd	419,302	39,259		Basic Materials		1.46%
				Investment Companies		1.04%
Lodging - 1.52%				Other Assets and Liabilities		(0.01)%
Wynn Resorts Ltd	248,860	25,242		TOTAL NET ASSETS		100.00%

Machinery - Construction & Mining - 2.19%
Caterpillar Inc	379,500	36,303

Machinery - Diversified - 2.06%
Deere & Co	158,100	16,924
Rockwell Automation Inc	116,500	17,241
		$34,165
Media - 0.95%
CBS Corp	244,700	15,781

Oil & Gas - 3.69%
Diamondback Energy Inc (a)	288,929	30,387

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2017 (unaudited)

COMMON STOCKS - 95.53%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.05%				Biotechnology (continued)
Interpublic Group of Cos Inc/The	35,317	$831		Biogen Inc (a)	115,183	$31,934
Omnicom Group Inc	33,465	2,866		BioMarin Pharmaceutical Inc (a)	13,660	1,197
		$3,697		Celgene Corp (a)	243,611	28,295
Aerospace & Defense - 1.44%				Gilead Sciences Inc	106,635	7,726
B/E Aerospace Inc	9,307	572		Illumina Inc (a)	73,485	11,765
Boeing Co/The	530,572	86,706		Incyte Corp (a)	116,066	14,069
General Dynamics Corp	6,022	1,090		Intercept Pharmaceuticals Inc (a)	1,349	148
HEICO Corp	2,429	187		Intrexon Corp (a)	4,516	95
HEICO Corp - Class A	4,183	277		Ionis Pharmaceuticals Inc (a)	9,504	423
Lockheed Martin Corp	15,144	3,806		Juno Therapeutics Inc (a)	4,824	103
Northrop Grumman Corp	16,691	3,824		Regeneron Pharmaceuticals Inc (a)	6,241	2,242
Raytheon Co	6,728	970		Seattle Genetics Inc (a)	7,579	456
Rockwell Collins Inc	10,561	959		United Therapeutics Corp (a)	1,006	164
Spirit AeroSystems Holdings Inc	6,379	383		Vertex Pharmaceuticals Inc (a)	332,838	28,581
TransDigm Group Inc	4,052	877				$258,728
		$99,651		Building Materials - 0.30%
Agriculture - 0.71%				Eagle Materials Inc	4,087	428
Altria Group Inc	167,725	11,939		Fortune Brands Home & Security Inc	12,793	705
Philip Morris International Inc	364,942	35,082		Johnson Controls International plc	11,692	514
Reynolds American Inc	30,351	1,825		Lennox International Inc	3,381	530
		$48,846		Martin Marietta Materials Inc	4,659	1,070
Airlines - 1.60%				Masco Corp	18,214	600
Alaska Air Group Inc	574,479	53,897		Vulcan Materials Co	131,564	16,884
American Airlines Group Inc	1,127,147	49,876				$20,731
Delta Air Lines Inc	63,632	3,006		Chemicals - 0.31%
JetBlue Airways Corp (a)	5,098	100		AdvanSix Inc (a)	4,200	108
Southwest Airlines Co	65,772	3,441		Air Products & Chemicals Inc	17,582	2,457
				Axalta Coating Systems Ltd (a)	13,995	406
		$110,320
Apparel - 0.11%				Celanese Corp	1,699	143
Carter's Inc	4,462	374		EI du Pont de Nemours & Co	78,160	5,901
Hanesbrands Inc	31,034	736		FMC Corp	8,935	538
Michael Kors Holdings Ltd (a)	14,031	600		International Flavors & Fragrances Inc	6,656	780
NIKE Inc	78,961	4,177		LyondellBasell Industries NV	19,569	1,825
Ralph Lauren Corp	688	61		Monsanto Co	16,896	1,830
Skechers U.S.A. Inc (a)	11,464	288		NewMarket Corp	644	278
Under Armour Inc - Class C (a)	15,913	306		PPG Industries Inc	15,726	1,573
VF Corp	20,241	1,042		Praxair Inc	25,160	2,980
		$7,584		RPM International Inc	11,355	593
				Sherwin-Williams Co/The	4,767	1,448
Automobile Manufacturers - 0.94%				Valvoline Inc	1,847	43
Ferrari NV	292,860	18,195		Versum Materials Inc (a)	9,778	273
PACCAR Inc	1,838	124
Tesla Inc (a)	185,626	46,765				$21,176
		$65,084		Commercial Services - 5.08%
Automobile Parts & Equipment - 0.06%				AMERCO	348	131
BorgWarner Inc	3,773	154		Aramark	9,994	338
Delphi Automotive PLC	37,046	2,596		Automatic Data Processing Inc	53,887	5,442
Lear Corp	5,483	779		Booz Allen Hamilton Holding Corp	11,105	376
Visteon Corp (a)	3,529	316		Cintas Corp	7,686	892
				CoreLogic Inc/United States (a)	6,302	222
WABCO Holdings Inc (a)	4,558	497
				CoStar Group Inc (a)	2,771	560
		$4,342		Ecolab Inc	921,609	110,713
Banks - 1.97%				Equifax Inc	9,848	1,155
Citizens Financial Group Inc	429,796	15,546		Euronet Worldwide Inc (a)	5,019	359
First Hawaiian Inc	2,222	73		FleetCor Technologies Inc (a)	492,999	72,713
First Republic Bank/CA	175,788	16,582		Gartner Inc (a)	6,999	695
Morgan Stanley	1,552,474	65,965		Global Payments Inc	12,715	983
Signature Bank/New York NY (a)	2,658	419
				KAR Auction Services Inc	11,945	544
State Street Corp	490,593	37,383		Live Nation Entertainment Inc (a)	7,889	226
Western Alliance Bancorp (a)	5,290	261
				LSC Communications Inc	4,096	107
		$136,229		Moody's Corp	8,981	931
Beverages - 0.35%				Morningstar Inc	1,670	127
Brown-Forman Corp - A Shares	5,011	234		Nielsen Holdings PLC	23,043	943
Brown-Forman Corp - B Shares	14,188	647		PayPal Holdings Inc (a)	3,649,710	145,186
Coca-Cola Co/The	173,383	7,208		Quanta Services Inc (a)	5,019	180
Constellation Brands Inc	16,063	2,406		Robert Half International Inc	11,239	529
Dr Pepper Snapple Group Inc	15,486	1,412		Rollins Inc	9,726	343
Monster Beverage Corp (a)	24,814	1,057
				RR Donnelley & Sons Co	4,584	79
PepsiCo Inc	110,120	11,428		S&P Global Inc	15,722	1,889
		$24,392		Sabre Corp	18,981	465
Biotechnology - 3.74%				Service Corp International/US	16,785	489
Alexion Pharmaceuticals Inc (a)	932,463	121,855		ServiceMaster Global Holdings Inc (a)	11,504	425
Alnylam Pharmaceuticals Inc (a)	5,008	200		Square Inc (a)	7,274	106
Amgen Inc	60,466	9,474		Total System Services Inc	14,780	749
AquaBounty Technologies Inc (a)	67	1

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Commercial Services (continued)				Electronics (continued)
United Rentals Inc (a)	6,710	$849		Amphenol Corp	1,642,961	$110,883
Vantiv Inc (a)	13,447	837		Fortive Corp	1,836,823	101,595
Western Union Co/The	43,593	854		Gentex Corp	17,771	371
WEX Inc (a)	3,400	389		Honeywell International Inc	45,327	5,363
		$350,826		Mettler-Toledo International Inc (a)	2,302	982
Computers - 3.55%				National Instruments Corp	7,216	227
Accenture PLC - Class A	67,771	7,717		PerkinElmer Inc	2,919	155
Apple Inc	669,387	81,230		Trimble Inc (a)	16,811	498
Cognizant Technology Solutions Corp (a)	1,449,625	76,235		Waters Corp (a)	6,576	932
CSRA Inc	15,489	481				$221,952
DST Systems Inc	3,297	380		Engineering & Construction - 1.21%
Fortinet Inc (a)	13,020	433		SBA Communications Corp (a)	795,297	83,713
Genpact Ltd	2,727,664	67,319
International Business Machines Corp	59,719	10,422		Entertainment - 0.03%
Leidos Holdings Inc	6,906	334		Cinemark Holdings Inc	10,020	426
NCR Corp (a)	11,602	499		Lions Gate Entertainment Corp - A shares (a)	4,714	136
Teradata Corp (a)	13,247	389		Lions Gate Entertainment Corp - B shares (a)	8,418	226
VeriFone Systems Inc (a)	9,246	168		Regal Entertainment Group	4,819	109
		$245,607		Six Flags Entertainment Corp	6,550	390
Consumer Products - 0.08%				Vail Resorts Inc	3,407	584
Avery Dennison Corp	7,471	545				$1,871
Church & Dwight Co Inc	21,910	991		Environmental Control - 0.02%
Clorox Co/The	8,997	1,080		Waste Management Inc	21,784	1,514
Kimberly-Clark Corp	18,251	2,211
Spectrum Brands Holdings Inc	2,570	343		Food - 0.27%
		$5,170		Blue Buffalo Pet Products Inc (a)	7,381	179
Cosmetics & Personal Care - 1.46%				Campbell Soup Co	15,957	993
Colgate-Palmolive Co	17,534	1,132		Conagra Brands Inc	29,492	1,153
Estee Lauder Cos Inc/The	1,230,106	99,897		Flowers Foods Inc	16,114	324
		$101,029		General Mills Inc	35,441	2,214
Distribution & Wholesale - 0.07%				Hain Celestial Group Inc/The (a)	7,015	277
Fastenal Co	24,306	1,207		Hershey Co/The	11,791	1,243
HD Supply Holdings Inc (a)	17,909	758		Hormel Foods Corp	20,297	737
LKQ Corp (a)	26,102	833		Ingredion Inc	4,671	599
Pool Corp	3,904	412		Kellogg Co	13,666	994
Watsco Inc	2,431	371		Kraft Heinz Co/The	4,453	398
WW Grainger Inc	4,608	1,164		Kroger Co/The	56,764	1,928
		$4,745		Lamb Weston Holdings Inc	11,129	416
Diversified Financial Services - 5.60%				McCormick & Co Inc/MD	9,813	938
Affiliated Managers Group Inc	3,869	590		Pilgrim's Pride Corp	4,270	82
				Post Holdings Inc (a)	3,695	309
Air Lease Corp	5,447	198		Sprouts Farmers Market Inc (a)	13,569	253
Alliance Data Systems Corp	4,967	1,134
Ameriprise Financial Inc	6,736	756		Sysco Corp	60,812	3,190
CBOE Holdings Inc	6,745	537		Tyson Foods Inc	27,252	1,711
				US Foods Holding Corp (a)	5,621	153
Charles Schwab Corp/The	77,753	3,207
CME Group Inc	146,299	17,714		Whole Foods Market Inc	6,588	199
Credit Acceptance Corp (a)	740	152				$18,290
Discover Financial Services	16,707	1,158		Hand & Machine Tools - 0.03%
Eaton Vance Corp	9,858	413		Lincoln Electric Holdings Inc	3,947	329
Federated Investors Inc	9,377	244		Snap-on Inc	3,799	690
Intercontinental Exchange Inc	729,111	42,551		Stanley Black & Decker Inc	6,606	819
Invesco Ltd	6,806	197				$1,838
Lazard Ltd	2,841	121		Healthcare - Products - 6.22%
LPL Financial Holdings Inc	2,236	88		Abbott Laboratories	9,944	415
Mastercard Inc	92,526	9,838		ABIOMED Inc (a)	3,546	377
SEI Investments Co	10,377	503		Align Technology Inc (a)	6,571	602
T Rowe Price Group Inc	10,932	737		Baxter International Inc	19,295	924
TD Ameritrade Holding Corp	1,058,669	48,857		Becton Dickinson and Co	20,468	3,629
Visa Inc	3,117,638	257,860		Bio-Techne Corp	3,477	354
		$386,855		Boston Scientific Corp (a)	80,491	1,937
Electric - 0.00%				Bruker Corp	11,701	278
Dominion Resources Inc/VA	2,956	225		Cooper Cos Inc/The	3,337	616
				CR Bard Inc	6,187	1,468
Electrical Components & Equipment - 0.79%				Danaher Corp	2,147,114	180,186
Acuity Brands Inc	258,475	53,564		Edwards Lifesciences Corp (a)	12,503	1,203
AMETEK Inc	3,921	200		Henry Schein Inc (a)	7,050	1,127
Emerson Electric Co	6,028	354		Hill-Rom Holdings Inc	6,126	361
Energizer Holdings Inc	2,858	144		Hologic Inc (a)	24,317	986
Hubbell Inc	3,385	413		IDEXX Laboratories Inc (a)	7,747	948
				Intuitive Surgical Inc (a)	248,052	171,823
		$54,675		OPKO Health Inc (a)	23,284	202
Electronics - 3.21%
Agilent Technologies Inc	8,253	404		Patterson Cos Inc	7,762	323
Allegion PLC	8,253	542		ResMed Inc	11,870	802

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products (continued)				Internet (continued)
Stryker Corp	302,728	$37,396		Netflix Inc (a)	171,331	$24,108
Teleflex Inc	1,091	183		Palo Alto Networks Inc (a)	53,100	7,835
Thermo Fisher Scientific Inc	142,207	21,671		Pandora Media Inc (a)	15,730	204
Varex Imaging Corp (a)	3,423	98		Priceline Group Inc/The (a)	103,257	162,643
Varian Medical Systems Inc (a)	8,558	665		Symantec Corp	8,809	243
VWR Corp (a)	2,761	72		Tencent Holdings Ltd ADR	1,088,900	28,513
West Pharmaceutical Services Inc	6,562	555		TripAdvisor Inc (a)	1,528,731	80,870
Zimmer Biomet Holdings Inc	5,809	687		VeriSign Inc (a)	8,349	670
		$429,888		Yelp Inc (a)	5,089	213
Healthcare - Services - 4.08%				Zillow Group Inc - A Shares (a)	3,686	133
Aetna Inc	147,216	17,461		Zillow Group Inc - C Shares (a)	6,266	222
Anthem Inc	111,865	17,242				$1,417,040
Centene Corp (a)	333,533	21,103		Iron & Steel - 0.00%
Cigna Corp	237,591	34,740		Steel Dynamics Inc	4,354	147
DaVita Inc (a)	933,363	59,502
Envision Healthcare Corp (a)	7,294	496		Leisure Products & Services - 0.02%
HCA Holdings Inc (a)	25,093	2,014		Brunswick Corp/DE	7,207	431
Humana Inc	217,675	43,209		Harley-Davidson Inc	15,531	886
Laboratory Corp of America Holdings (a)	4,261	572		Vista Outdoor Inc (a)	1,729	50
MEDNAX Inc (a)	6,022	412				$1,367
Quintiles IMS Holdings Inc (a)	9,961	782		Lodging - 1.35%
UnitedHealth Group Inc	516,886	83,787		Choice Hotels International Inc	3,146	175
Universal Health Services Inc	2,370	267		Extended Stay America Inc	5,516	89
WellCare Health Plans Inc (a)	3,812	555		Hilton Grand Vacations Inc (a)	5,969	175
		$282,142		Hilton Worldwide Holdings Inc	510,789	29,411
Home Builders - 0.03%				Hyatt Hotels Corp (a)	1,584	87
CalAtlantic Group Inc	1,716	60		Las Vegas Sands Corp	50,163	2,638
DR Horton Inc	16,855	504		Marriott International Inc/MD	34,199	2,893
Lennar Corp - A Shares	8,751	391		MGM Resorts International (a)	1,986,423	57,209
Lennar Corp - B Shares	2,243	81		Wyndham Worldwide Corp	9,727	769
NVR Inc (a)	322	598				$93,446
PulteGroup Inc	10,754	231		Machinery - Construction & Mining - 0.01%
Thor Industries Inc	4,538	470		BWX Technologies Inc	9,188	381
		$2,335
Home Furnishings - 0.02%				Machinery - Diversified - 2.68%
Harman International Industries Inc	3,213	357		Cognex Corp	7,625	515
Leggett & Platt Inc	11,915	569		Deere & Co	4,610	494
Tempur Sealy International Inc (a)	4,950	213		IDEX Corp	6,109	551
Whirlpool Corp	846	148		Manitowoc Foodservice Inc (a)	6,972	134
		$1,287		Middleby Corp/The (a)	4,845	650
Housewares - 0.04%				Nordson Corp	5,292	601
Newell Brands Inc	27,864	1,319		Rockwell Automation Inc	13,554	2,006
Scotts Miracle-Gro Co/The	3,730	343		Roper Technologies Inc	516,653	99,119
Toro Co/The	9,891	583		Wabtec Corp/DE	924,295	80,081
Tupperware Brands Corp	4,706	284		Xylem Inc/NY	8,523	420
		$2,529		Zebra Technologies Corp (a)	3,693	309
Insurance - 0.11%						$184,880
AmTrust Financial Services Inc	3,233	85		Media - 0.69%
Aon PLC	23,139	2,608		AMC Networks Inc (a)	5,490	315
Arthur J Gallagher & Co	10,841	584		Cable One Inc	470	297
Brown & Brown Inc	2,117	89		CBS Corp	50,992	3,289
Erie Indemnity Co	1,861	209		Charter Communications Inc (a)	11,928	3,864
Lincoln National Corp	5,499	371		Comcast Corp - Class A	193,124	14,565
Marsh & McLennan Cos Inc	45,442	3,091		Discovery Communications Inc - A Shares (a)	13,264	376
Progressive Corp/The	3,399	127		Discovery Communications Inc - C Shares (a)	19,077	529
XL Group Ltd	8,506	320		DISH Network Corp (a)	14,153	837
		$7,484		FactSet Research Systems Inc	3,329	576
Internet - 20.50%				Scripps Networks Interactive Inc	7,573	577
Alibaba Group Holding Ltd ADR(a)	381,600	38,660		Sirius XM Holdings Inc	158,862	750
Alphabet Inc - A Shares (a)	230,260	188,857		Time Warner Inc	54,666	5,294
Alphabet Inc - C Shares (a)	228,716	182,238		Twenty-First Century Fox Inc - A Shares	107,160	3,363
Amazon.com Inc (a)	501,967	413,359		Twenty-First Century Fox Inc - B Shares	32,863	1,019
CDW Corp/DE	14,162	729		Viacom Inc - A Shares	1,926	87
Dropbox Inc (a),(b),(c),(d)	52,984	509		Viacom Inc - B Shares	25,247	1,064
eBay Inc (a)	152,264	4,847		Walt Disney Co/The	96,745	10,705
F5 Networks Inc (a)	5,902	791				$47,507
Facebook Inc (a)	2,147,701	279,888		Metal Fabrication & Hardware - 0.00%
Flipkart Online Services Pvt Ltd (a),(b),(c),(d)	6,882	641		Valmont Industries Inc	1,743	251
GoDaddy Inc (a)	5,688	203
IAC/InterActiveCorp (a)	5,508	379		Mining - 0.01%
Liberty Expedia Holdings Inc (a)	2,179	96		Freeport-McMoRan Inc (a)	37,937	632
Liberty Ventures (a)	1,786	78		Southern Copper Corp	3,196	122
Match Group Inc (a)	6,379	111				$754

See accompanying notes

Schedule of Investments LargeCap Growth Fund I

January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Miscellaneous Manufacturers - 1.14%				REITS (continued)
3M Co	35,035	$6,125		Boston Properties Inc	1,604	$210
AO Smith Corp	970,205	47,298		Care Capital Properties Inc	1,812	45
AptarGroup Inc	1,812	132		Colony NorthStar Inc	17,299	241
Carlisle Cos Inc	2,141	233		Crown Castle International Corp	210,959	18,528
Donaldson Co Inc	11,138	470		CubeSmart	9,987	251
General Electric Co	106,420	3,161		Digital Realty Trust Inc	9,185	989
Hexcel Corp	8,740	449		Empire State Realty Trust Inc	7,102	146
Illinois Tool Works Inc	29,448	3,746		Equinix Inc	4,106	1,581
Ingersoll-Rand PLC	20,101	1,595		Equity LifeStyle Properties Inc	6,492	480
Textron Inc	324,026	15,349		Essex Property Trust Inc	2,274	510
		$78,558		Extra Space Storage Inc	9,830	708
Office & Business Equipment - 0.01%				Federal Realty Investment Trust	5,743	806
Pitney Bowes Inc	16,707	266		Gaming and Leisure Properties Inc	16,062	508
				Iron Mountain Inc	20,809	745
Oil & Gas - 0.05%				Lamar Advertising Co	6,946	525
Apache Corp	21,177	1,267		Life Storage Inc	2,604	212
Cabot Oil & Gas Corp	26,382	567		Omega Healthcare Investors Inc	6,213	199
Cimarex Energy Co	1,442	195		Outfront Media Inc	2,902	80
Continental Resources Inc/OK (a)	3,762	182		Park Hotels & Resorts Inc	8,558	232
Devon Energy Corp	4,122	188		Public Storage	8,809	1,894
Diamondback Energy Inc (a)	1,682	177		Regency Centers Corp	1,507	105
EOG Resources Inc	5,107	519		Senior Housing Properties Trust	3,825	73
Murphy USA Inc (a)	2,292	146		Simon Property Group Inc	25,470	4,681
Parsley Energy Inc (a)	1,915	67		Tanger Factory Outlet Centers Inc	7,782	266
Southwestern Energy Co (a)	42,094	379		Taubman Centers Inc	2,623	186
		$3,687		Ventas Inc	19,461	1,200
Packaging & Containers - 0.07%						$39,649
Ball Corp	13,838	1,055		Retail - 6.94%
Bemis Co Inc	2,214	108		Advance Auto Parts Inc	5,738	942
Berry Plastics Group Inc (a)	10,911	557		AutoNation Inc (a)	2,483	132
Crown Holdings Inc (a)	11,704	634		AutoZone Inc (a)	1,743	1,264
Graphic Packaging Holding Co	21,475	269		Bed Bath & Beyond Inc	2,597	105
Owens-Illinois Inc (a)	15,181	287		Brinker International Inc	5,368	239
Packaging Corp of America	8,052	742		Burlington Stores Inc (a)	4,113	344
Sealed Air Corp	16,528	801		Cabela's Inc (a)	1,298	73
Silgan Holdings Inc	3,721	218		CarMax Inc (a)	15,966	1,065
		$4,671		Casey's General Stores Inc	3,494	401
Pharmaceuticals - 3.69%				Coach Inc	5,418	202
AbbVie Inc	130,235	7,959		Copart Inc (a)	9,037	513
ACADIA Pharmaceuticals Inc (a)	7,651	265		Costco Wholesale Corp	853,381	139,912
Agios Pharmaceuticals Inc (a)	2,553	110		CVS Health Corp	93,435	7,364
Akorn Inc (a)	8,834	169		Darden Restaurants Inc	10,242	750
Alkermes PLC (a)	12,026	651		Dick's Sporting Goods Inc	6,858	354
Allergan PLC	127,582	27,927		Dollar General Corp	602,461	44,474
AmerisourceBergen Corp	14,092	1,230		Dollar Tree Inc (a)	13,487	1,041
Bristol-Myers Squibb Co	420,980	20,695		Domino's Pizza Inc	4,414	770
Cardinal Health Inc	17,974	1,347		Dunkin' Brands Group Inc	8,610	447
DexCom Inc (a)	939,239	74,341		Foot Locker Inc	10,747	737
Eli Lilly & Co	58,078	4,474		Gap Inc/The	3,991	92
Express Scripts Holding Co (a)	54,447	3,750		Genuine Parts Co	11,748	1,137
Herbalife Ltd (a)	7,111	400		Home Depot Inc/The	382,175	52,579
Johnson & Johnson	44,321	5,019		Liberty Interactive Corp QVC Group (a)	21,158	406
McKesson Corp	13,409	1,866		Lowe's Cos Inc	53,252	3,892
Mead Johnson Nutrition Co	1,098,783	77,420		Lululemon Athletica Inc (a)	8,479	572
Merck & Co Inc	364,100	22,570		McDonald's Corp	49,523	6,070
Mylan NV (a)	12,759	485		Michaels Cos Inc/The (a)	7,815	154
Neurocrine Biosciences Inc (a)	6,876	295		MSC Industrial Direct Co Inc	2,239	229
Pfizer Inc	24,970	792		Nordstrom Inc	11,208	496
Premier Inc (a)	3,419	109		Nu Skin Enterprises Inc	2,806	146
VCA Inc (a)	6,841	620		O'Reilly Automotive Inc (a)	67,691	17,753
Zoetis Inc	47,030	2,584		Panera Bread Co (a)	2,002	418
		$255,078		Ross Stores Inc	363,046	24,000
				Sally Beauty Holdings Inc (a)	12,444	296
Pipelines - 0.02%
ONEOK Inc	17,630	972		Signet Jewelers Ltd	5,481	426
Spectra Energy Corp	8,967	373		Starbucks Corp	2,220,248	122,603
Williams Cos Inc/The	6,771	195		Target Corp	23,973	1,546
		$1,540		TJX Cos Inc/The	143,499	10,750
				Tractor Supply Co	237,519	17,498
Real Estate - 0.01%				Ulta Beauty Inc (a)	4,969	1,353
CBRE Group Inc (a)	24,193	735
				Urban Outfitters Inc (a)	7,330	194
REITS - 0.57%				Walgreens Boots Alliance Inc	26,502	2,172
Alexandria Real Estate Equities Inc	742	82		Wendy's Co/The	14,434	195
American Tower Corp	40,255	4,166		Williams-Sonoma Inc	8,017	386
				Yum China Holdings Inc (a)	29,213	803

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)		Shares Held	Value (000's)
Retail (continued)				Telecommunications (continued)
Yum! Brands Inc	192,103	$12,589		T-Mobile US Inc (a)		514,701	$32,051
		$479,884		Verizon Communications Inc		164,257	8,050
Semiconductors - 3.15%				Zayo Group Holdings Inc (a)		12,835	410
Applied Materials Inc	96,248	3,297					$41,669
ASML Holding NV - NY Reg Shares	236,000	28,650		Textiles - 0.01%
Broadcom Ltd	22,444	4,478		Mohawk Industries Inc (a)		4,222	911
Intel Corp	55,686	2,050
IPG Photonics Corp (a)	2,750	316		Toys, Games & Hobbies - 0.02%
KLA-Tencor Corp	13,229	1,126		Hasbro Inc		9,656	797
Lam Research Corp	20,096	2,308		Mattel Inc		27,531	721
Linear Technology Corp	10,048	634					$1,518
Maxim Integrated Products Inc	23,940	1,065		Transportation - 0.70%
Microchip Technology Inc	17,691	1,192		CH Robinson Worldwide Inc		11,813	898
NVIDIA Corp	158,637	17,320		Expeditors International of Washington Inc		11,328	590
NXP Semiconductors NV (a)	1,502,304	147,000		FedEx Corp		192,896	36,479
ON Semiconductor Corp (a)	7,155	95		JB Hunt Transport Services Inc		7,686	762
Qorvo Inc (a)	1,453	93		Landstar System Inc		4,270	361
QUALCOMM Inc	44,633	2,385		Old Dominion Freight Line Inc		4,131	365
Skyworks Solutions Inc	10,318	947		Union Pacific Corp		17,464	1,861
Texas Instruments Inc	59,851	4,521		United Parcel Service Inc		61,407	6,701
Xilinx Inc	7,605	443					$48,017
		$217,920		TOTAL COMMON STOCKS			$6,602,966
Shipbuilding - 0.01%				INVESTMENT COMPANIES - 3.37%		Shares Held	Value (000's)
Huntington Ingalls Industries Inc	3,512	681		Money Market Funds - 3.37%
				Cash Account Trust - Government & Agency		1,452,355	1,452
Software - 9.80%				Portfolio - Government Cash Managed
Activision Blizzard Inc	33,196	1,335		First American Government Obligations Fund		172,255,233	172,255
Adobe Systems Inc (a)	955,692	108,356		Morgan Stanley Institutional Liquidity Funds -		59,353,762	59,354
Akamai Technologies Inc (a)	1,239,085	84,989		Government Portfolio
ANSYS Inc (a)	479,209	44,691
athenahealth Inc (a)	3,335	420					$233,061
Atlassian Corp PLC (a)	2,806	78		TOTAL INVESTMENT COMPANIES			$233,061
Autodesk Inc (a)	10,266	835		CONVERTIBLE PREFERRED STOCKS -
Black Knight Financial Services Inc (a)	4,098	149		0.45%		Shares Held	Value (000's)
				Internet - 0.45%
Broadridge Financial Solutions Inc	10,464	696		Airbnb Inc - Series D	0.00%(a),(b),(c),(d)	121,527	$12,760
Cadence Design Systems Inc (a)	26,607	693
				Airbnb Inc - Series E	0.00%(a),(b),(c),(d)	29,361	3,083
CDK Global Inc	13,621	852		Dropbox Inc 0.00%(a),(b),(c),(d)		254,085	3,600
Citrix Systems Inc (a)	13,261	1,209
CommerceHub Inc - Series A (a)	3,930	58		Flipkart Online Services Pvt Ltd Series A		2,350	219
				0.00%(a),(b),(c),(d)
Donnelley Financial Solutions Inc (a)	4,392	106
				Flipkart Online Services Pvt Ltd Series C		4,148	387
Dun & Bradstreet Corp/The	1,621	199		0.00%(a),(b),(c),(d)
Electronic Arts Inc (a)	43,600	3,638
				Flipkart Online Services Pvt Ltd Series E		7,712	718
Fidelity National Information Services Inc	10,925	868		0.00%(a),(b),(c),(d)
First Data Corp (a)	28,894	443
				Uber Technologies Inc 0.00%(a),(b),(c),(d)		209,292	10,208
Fiserv Inc (a)	32,249	3,464
Guidewire Software Inc (a)	6,130	321					$30,975
Inovalon Holdings Inc (a)	7,983	92		TOTAL CONVERTIBLE PREFERRED STOCKS			$30,975
Intuit Inc	246,018	29,173		PREFERRED STOCKS - 0.26%		Shares Held	Value (000's)
Jack Henry & Associates Inc	7,196	646		Internet - 0.12%
Manhattan Associates Inc (a)	6,850	351		Flipkart Online Services Pvt Ltd Series G		34,940	3,255
Microsoft Corp	2,338,972	151,215		0.00%(a),(b),(c),(d)
				Uber Technologies Inc 0.00%(a),(b),(c),(d)		98,844	4,821
MSCI Inc	7,378	611
Nuance Communications Inc (a)	18,488	293					$8,076
Oracle Corp	17,212	690		Software - 0.14%
Paychex Inc	53,403	3,220		Magic Leap Inc 0.00%(a),(b),(c),(d)		168,788	3,888
PTC Inc (a)	4,762	250		Snapchat Inc 0.00%(a),(b),(c),(d)		293,598	6,156
Red Hat Inc (a)	473,908	35,960					$10,044
salesforce.com Inc (a)	1,796,808	142,127		TOTAL PREFERRED STOCKS			$18,120
ServiceNow Inc (a)	431,344	39,088		Total Investments			$6,885,122
Splunk Inc (a)	10,576	612		Other Assets and Liabilities - 0.39%			$27,237
SS&C Technologies Holdings Inc	13,752	442		TOTAL NET ASSETS - 100.00%			$6,912,359
Synopsys Inc (a)	2,504	157
Tyler Technologies Inc (a)	2,867	419
Ultimate Software Group Inc/The (a)	2,313	448		(a)	Non-Income Producing Security
Veeva Systems Inc (a)	9,147	387		(b)			Security is Illiquid. At the end of the period, the value of these securities
VMware Inc (a)	3,050	267		totaled $50,245 or 0.73% of net assets.
Workday Inc (a)	214,300	17,806		(c)			Restricted Security. Please see Restricted Security Sub-Schedule for more
		$677,654		information.
Telecommunications - 0.60%				(d)			Fair value of these investments is determined in good faith by the Manager
Arista Networks Inc (a)	3,938	370		under procedures established and periodically reviewed by the Board of
ARRIS International PLC (a)	4,932	141		Directors. Inputs used in the valuation may be unobservable; however, not
CommScope Holding Co Inc (a)	12,323	466		all securities are included in Level 3 of the fair value hierarchy. At the end
Motorola Solutions Inc	2,239	181		of the period, the fair value of these securities totaled $50,245 or 0.73% of
				net assets.

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2017 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Non-cyclical			25.73%
Communications			22.41%
Technology			16.60%
Industrial			11.61%
Consumer, Cyclical			11.24%
Financial			8.26%
Investment Companies			3.37%
Basic Materials			0.32%
Energy			0.07%
Utilities			0.00%
Investments Sold Short			(0.03)%
Other Assets and Liabilities			0.42%
TOTAL NET ASSETS			100.00%

Restricted Securities

Security Name			Trade Date		Cost		Value	Percent of Net Assets
Airbnb Inc - Series D			04/16/2014			$4,948	$12,760	0.18%
Airbnb Inc - Series E			07/14/2015			2,733	3,083	0.04%
Dropbox Inc			01/30/2014			4,854	3,600	0.05%
Dropbox Inc			11/07/2014			1,012	509	0.01%
Flipkart Online Services Pvt Ltd			03/19/2015			785	641	0.01%
Flipkart Online Services Pvt Ltd Series A			03/19/2015			268	219	0.00%
Flipkart Online Services Pvt Ltd Series C			03/19/2015			473	387	0.01%
Flipkart Online Services Pvt Ltd Series E			03/19/2015			879	718	0.01%
Flipkart Online Services Pvt Ltd Series G			12/17/2014			4,185	3,255	0.05%
Magic Leap Inc			01/20/2016			3,888	3,888	0.06%
Snapchat Inc			05/06/2016			4,509	6,156	0.09%
Uber Technologies Inc			12/03/2015			4,821	4,821	0.07%
Uber Technologies Inc			12/05/2014			6,973	10,208	0.15%

Amounts in thousands

Futures Contracts

								Unrealized
Type	Long/Short		Contracts		Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2017		Long	2,129		$241,137		$242,121	$984
Total								$984

Amounts in thousands except contracts

Short Sales Outstanding

COMMON STOCKS - (0.03)%	Shares		Value(000	's)

Biotechnology - (0.03)%
Bioverativ Inc (a)	48,778		$2,195

TOTAL COMMON STOCKS (proceeds $2,055)			$2,195
TOTAL SHORT SALES (proceeds $2,055)			$2,195

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments LargeCap Growth Fund II

January 31, 2017 (unaudited)

COMMON STOCKS - 97.29%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.48%				Biotechnology (continued)
Interpublic Group of Cos Inc/The	2,695	$63		Gilead Sciences Inc	46,275	$3,353
Omnicom Group Inc	29,644	2,539		Illumina Inc (a)	3,653	585
		$2,602		Incyte Corp (a)	11,374	1,378
Aerospace & Defense - 1.19%				Intercept Pharmaceuticals Inc (a)	98	11
B/E Aerospace Inc	716	44		Intrexon Corp (a)	354	7
Boeing Co/The	9,429	1,541		Ionis Pharmaceuticals Inc (a)	731	32
General Dynamics Corp	463	84		Juno Therapeutics Inc (a)	352	7
HEICO Corp	186	14		Regeneron Pharmaceuticals Inc (a)	4,527	1,626
HEICO Corp - Class A	321	21		Seattle Genetics Inc (a)	592	36
Lockheed Martin Corp	16,753	4,211		United Therapeutics Corp (a)	75	12
Northrop Grumman Corp	1,284	294		Vertex Pharmaceuticals Inc (a)	1,526	131
Raytheon Co	517	75				$21,226
Rockwell Collins Inc	820	74		Building Materials - 0.07%
Spirit AeroSystems Holdings Inc	490	30		Eagle Materials Inc	315	33
TransDigm Group Inc	311	67		Fortune Brands Home & Security Inc	984	54
		$6,455		Johnson Controls International plc	895	39
Agriculture - 1.11%				Lennox International Inc	260	41
Altria Group Inc	49,470	3,522		Martin Marietta Materials Inc	357	82
Philip Morris International Inc	24,601	2,364		Masco Corp	1,401	46
Reynolds American Inc	2,341	141		Vulcan Materials Co	561	72
		$6,027				$367
Airlines - 0.80%				Chemicals - 1.41%
Alaska Air Group Inc	675	63		AdvanSix Inc (a)	323	8
Delta Air Lines Inc	84,823	4,007		Air Products & Chemicals Inc	1,352	189
JetBlue Airways Corp (a)	392	8		Axalta Coating Systems Ltd (a)	1,086	32
Southwest Airlines Co	5,059	265		Celanese Corp	125	11
		$4,343		Dow Chemical Co/The	63,407	3,781
Apparel - 1.00%				EI du Pont de Nemours & Co	6,015	454
Carter's Inc	11,686	979		FMC Corp	680	41
Hanesbrands Inc	2,387	56		International Flavors & Fragrances Inc	514	60
Michael Kors Holdings Ltd (a)	1,075	46		LyondellBasell Industries NV	25,697	2,396
NIKE Inc	80,273	4,247		Monsanto Co	1,298	141
Ralph Lauren Corp	52	4		NewMarket Corp	49	21
Skechers U.S.A. Inc (a)	905	23		PPG Industries Inc	1,216	122
Under Armour Inc - Class C (a)	1,224	23		Praxair Inc	1,935	229
VF Corp	1,550	80		RPM International Inc	873	46
		$5,458		Sherwin-Williams Co/The	366	111
				Valvoline Inc	142	3
Automobile Manufacturers - 0.03%				Versum Materials Inc (a)	730	20
PACCAR Inc	132	9
Tesla Inc (a)	537	135				$7,665
		$144		Commercial Services - 2.94%
Automobile Parts & Equipment - 0.54%				AMERCO	26	10
BorgWarner Inc	299	12		Aramark	773	26
Delphi Automotive PLC	2,848	200		Automatic Data Processing Inc	4,147	419
Lear Corp	420	60		Booz Allen Hamilton Holding Corp	840	28
Visteon Corp (a)	271	24		Cintas Corp	591	69
				CoreLogic Inc/United States (a)	489	17
WABCO Holdings Inc (a)	24,410	2,661
				CoStar Group Inc (a)	213	43
		$2,957		Ecolab Inc	32,884	3,950
Banks - 0.42%				Equifax Inc	757	89
Citizens Financial Group Inc	33,511	1,212		Euronet Worldwide Inc (a)	386	28
First Hawaiian Inc	170	6		FleetCor Technologies Inc (a)	592	87
First Republic Bank/CA	783	74		Gartner Inc (a)	536	53
Regions Financial Corp	65,817	948		Global Payments Inc	44,305	3,424
Signature Bank/New York NY (a)	204	32
Western Alliance Bancorp (a)	406	20		KAR Auction Services Inc	915	42
				Live Nation Entertainment Inc (a)	616	18
		$2,292		LSC Communications Inc	315	8
Beverages - 3.43%				Moody's Corp	688	71
Brown-Forman Corp - A Shares	385	18		Morningstar Inc	120	9
Brown-Forman Corp - B Shares	1,091	50		Nielsen Holdings PLC	1,765	72
Coca-Cola Co/The	163,430	6,794		PayPal Holdings Inc (a)	5,184	206
Constellation Brands Inc	1,235	185		Quanta Services Inc (a)	386	14
Dr Pepper Snapple Group Inc	58,030	5,292		Robert Half International Inc	860	41
Monster Beverage Corp (a)	1,900	81
				Rollins Inc	748	26
PepsiCo Inc	59,782	6,204		RR Donnelley & Sons Co	352	6
		$18,624		S&P Global Inc	1,209	145
Biotechnology - 3.91%				Sabre Corp	1,460	36
Alexion Pharmaceuticals Inc (a)	1,344	176		Service Corp International/US	1,291	38
Alnylam Pharmaceuticals Inc (a)	392	16		ServiceMaster Global Holdings Inc (a)	885	33
Amgen Inc	36,550	5,727		Square Inc (a)	498	7
AquaBounty Technologies Inc (a)	5	—		Total System Services Inc	1,147	58
Biogen Inc (a)	11,149	3,091		United Rentals Inc (a)	6,492	821
BioMarin Pharmaceutical Inc (a)	1,046	92		Vantiv Inc (a)	1,034	64
Celgene Corp (a)	42,582	4,946

See accompanying notes

Schedule of Investments LargeCap Growth Fund II

January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Commercial Services (continued)				Electronics - 1.89%
Verisk Analytics Inc (a)	71,740	$5,929		Agilent Technologies Inc	39,398	$1,929
Western Union Co/The	3,353	66		Allegion PLC	634	42
WEX Inc (a)	261	30		Amphenol Corp	1,371	93
		$15,983		Fortive Corp	24,130	1,335
Computers - 5.70%				Gentex Corp	1,368	29
Accenture PLC - Class A	5,215	594		Honeywell International Inc	51,168	6,054
Apple Inc	223,767	27,154		Mettler-Toledo International Inc (a)	178	76
Cognizant Technology Solutions Corp (a)	2,767	146		National Instruments Corp	555	17
Computer Sciences Corp	20,377	1,267		PerkinElmer Inc	232	12
CSRA Inc	1,187	37		Trimble Inc (a)	1,293	38
Dell Technologies Inc Class V (a)	12,290	774		Waters Corp (a)	4,409	624
DST Systems Inc	254	29				$10,249
Fortinet Inc (a)	989	33		Engineering & Construction - 0.37%
Genpact Ltd	1,174	29		SBA Communications Corp (a)	19,166	2,017
International Business Machines Corp	4,595	802
Leidos Holdings Inc	536	26		Entertainment - 0.03%
NCR Corp (a)	890	38		Cinemark Holdings Inc	771	33
Teradata Corp (a)	1,019	30		Lions Gate Entertainment Corp - A shares (a)	362	10
VeriFone Systems Inc (a)	733	13		Lions Gate Entertainment Corp - B shares (a)	640	17
		$30,972		Regal Entertainment Group	386	9
Consumer Products - 0.41%				Six Flags Entertainment Corp	514	31
Avery Dennison Corp	572	42		Vail Resorts Inc	262	45
Church & Dwight Co Inc	41,848	1,892				$145
Clorox Co/The	689	83		Environmental Control - 0.02%
Kimberly-Clark Corp	1,403	170		Waste Management Inc	1,685	117
Spectrum Brands Holdings Inc	197	26
		$2,213		Food - 2.34%
Cosmetics & Personal Care - 0.73%				Blue Buffalo Pet Products Inc (a)	567	14
Colgate-Palmolive Co	1,348	87		Campbell Soup Co	1,227	76
Estee Lauder Cos Inc/The	32,738	2,658		Conagra Brands Inc	2,268	89
Procter & Gamble Co/The	14,081	1,234		Flowers Foods Inc	1,239	25
		$3,979		General Mills Inc	64,994	4,061
Distribution & Wholesale - 0.64%				Hain Celestial Group Inc/The (a)	539	21
Fastenal Co	64,742	3,216		Hershey Co/The	914	96
HD Supply Holdings Inc (a)	1,377	58		Hormel Foods Corp	40,100	1,456
LKQ Corp (a)	2,008	64		Ingredion Inc	359	46
Pool Corp	300	32		Kellogg Co	1,045	76
Watsco Inc	187	29		Kraft Heinz Co/The	344	31
WW Grainger Inc	354	89		Kroger Co/The	66,929	2,273
		$3,488		Lamb Weston Holdings Inc	856	32
Diversified Financial Services - 4.39%				McCormick & Co Inc/MD	41,174	3,934
Affiliated Managers Group Inc	297	45		Pilgrim's Pride Corp	328	6
				Post Holdings Inc (a)	284	24
Air Lease Corp	419	15		Sprouts Farmers Market Inc (a)	1,043	20
Alliance Data Systems Corp	382	87
American Express Co	29,634	2,263		Sysco Corp	4,678	245
Ameriprise Financial Inc	518	58		Tyson Foods Inc	2,107	132
				US Foods Holding Corp (a)	432	12
CBOE Holdings Inc	45,578	3,629
Charles Schwab Corp/The	72,846	3,005		Whole Foods Market Inc	506	15
Credit Acceptance Corp (a)	56	12				$12,684
Discover Financial Services	1,285	89		Hand & Machine Tools - 0.03%
Eaton Vance Corp	771	32		Lincoln Electric Holdings Inc	303	25
Federated Investors Inc	721	19		Snap-on Inc	288	53
Intercontinental Exchange Inc	1,290	75		Stanley Black & Decker Inc	508	63
Invesco Ltd	523	15				$141
Lazard Ltd	218	9		Healthcare - Products - 3.94%
LPL Financial Holdings Inc	162	6		Abbott Laboratories	43,425	1,814
Mastercard Inc	63,839	6,788		ABIOMED Inc (a)	273	29
SEI Investments Co	795	39		Align Technology Inc (a)	500	46
T Rowe Price Group Inc	837	57		Baxter International Inc	1,484	71
TD Ameritrade Holding Corp	1,447	67		Becton Dickinson and Co	1,576	279
Visa Inc	91,450	7,564		Bio-Techne Corp	261	27
		$23,874		Boston Scientific Corp (a)	6,187	149
Electric - 0.00%				Bruker Corp	888	21
Dominion Resources Inc/VA	235	18		Cooper Cos Inc/The	256	47
				CR Bard Inc	7,310	1,735
Electrical Components & Equipment - 0.03%				Danaher Corp	49,900	4,188
Acuity Brands Inc	269	56		Edwards Lifesciences Corp (a)	34,243	3,295
AMETEK Inc	301	15		Henry Schein Inc (a)	13,657	2,183
Emerson Electric Co	469	28		Hill-Rom Holdings Inc	471	28
Energizer Holdings Inc	219	11		Hologic Inc (a)	16,509	669
Hubbell Inc	257	31		IDEXX Laboratories Inc (a)	596	73
		$141		Intuitive Surgical Inc (a)	5,259	3,643
				OPKO Health Inc (a)	1,786	16

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products (continued)				Internet (continued)
Patterson Cos Inc	601	$25		Liberty Expedia Holdings Inc (a)	147	$6
ResMed Inc	913	62		Liberty Ventures (a)	137	6
Stryker Corp	2,453	303		Match Group Inc (a)	509	9
Teleflex Inc	80	13		Netflix Inc (a)	1,868	263
Thermo Fisher Scientific Inc	821	125		Pandora Media Inc (a)	1,210	16
Varex Imaging Corp (a)	11,154	320		Priceline Group Inc/The (a)	352	554
Varian Medical Systems Inc (a)	27,887	2,165		Symantec Corp	49,172	1,354
VWR Corp (a)	218	6		TripAdvisor Inc (a)	18,560	982
West Pharmaceutical Services Inc	504	43		VeriSign Inc (a)	21,117	1,694
Zimmer Biomet Holdings Inc	445	53		Yelp Inc (a)	391	16
		$21,428		Zillow Group Inc - A Shares (a)	267	10
Healthcare - Services - 2.99%				Zillow Group Inc - C Shares (a)	482	17
Aetna Inc	1,161	138				$57,395
Anthem Inc	794	122		Iron & Steel - 0.00%
Centene Corp (a)	848	54		Steel Dynamics Inc	323	11
Cigna Corp	882	129
DaVita Inc (a)	490	31		Leisure Products & Services - 0.02%
Envision Healthcare Corp (a)	561	38		Brunswick Corp/DE	554	33
HCA Holdings Inc (a)	1,936	155		Harley-Davidson Inc	1,203	69
Humana Inc	1,135	225		Vista Outdoor Inc (a)	134	4
Laboratory Corp of America Holdings (a)	48,365	6,491				$106
MEDNAX Inc (a)	456	31		Lodging - 0.44%
Quest Diagnostics Inc	9,821	903		Choice Hotels International Inc	242	13
Quintiles IMS Holdings Inc (a)	762	60		Extended Stay America Inc	415	7
UnitedHealth Group Inc	47,980	7,777		Hilton Grand Vacations Inc (a)	459	13
Universal Health Services Inc	183	21		Hilton Worldwide Holdings Inc	1,031	59
WellCare Health Plans Inc (a)	292	43		Hyatt Hotels Corp (a)	118	6
		$16,218		Las Vegas Sands Corp	38,296	2,014
Home Builders - 0.03%				Marriott International Inc/MD	2,630	223
CalAtlantic Group Inc	132	4		MGM Resorts International (a)	453	13
DR Horton Inc	1,291	39		Wyndham Worldwide Corp	744	59
Lennar Corp - A Shares	675	30				$2,407
Lennar Corp - B Shares	164	6		Machinery - Construction & Mining - 0.27%
NVR Inc (a)	25	46		BWX Technologies Inc	693	29
PulteGroup Inc	827	18		Caterpillar Inc	15,164	1,450
Thor Industries Inc	354	37				$1,479
		$180		Machinery - Diversified - 0.59%
Home Furnishings - 0.02%				Cognex Corp	586	40
Harman International Industries Inc	253	28		Deere & Co	354	38
Leggett & Platt Inc	923	44		IDEX Corp	469	42
Tempur Sealy International Inc (a)	380	16		Manitowoc Foodservice Inc (a)	536	10
Whirlpool Corp	65	12		Middleby Corp/The (a)	372	50
		$100		Nordson Corp	408	47
Housewares - 0.04%				Rockwell Automation Inc	1,042	154
Newell Brands Inc	2,168	103		Roper Technologies Inc	479	92
Scotts Miracle-Gro Co/The	287	26		Wabtec Corp/DE	30,796	2,668
Toro Co/The	760	45		Xylem Inc/NY	655	32
Tupperware Brands Corp	362	22		Zebra Technologies Corp (a)	295	25
		$196				$3,198
Insurance - 1.96%				Media - 5.19%
American International Group Inc	20,083	1,290		AMC Networks Inc (a)	422	24
AmTrust Financial Services Inc	248	7		Cable One Inc	37	24
Aon PLC	1,779	200		CBS Corp	3,922	253
Arthur J Gallagher & Co	834	45		Charter Communications Inc (a)	918	297
Berkshire Hathaway Inc - Class B (a)	25,730	4,223		Comcast Corp - Class A	206,342	15,562
Brown & Brown Inc	162	7		Discovery Communications Inc - A Shares (a)	1,020	29
Erie Indemnity Co	146	16		Discovery Communications Inc - C Shares (a)	1,467	41
Lincoln National Corp	423	29		DISH Network Corp (a)	1,088	64
Marsh & McLennan Cos Inc	70,456	4,793		FactSet Research Systems Inc	256	44
Progressive Corp/The	244	9		Scripps Networks Interactive Inc	574	44
XL Group Ltd	657	25		Sirius XM Holdings Inc	257,372	1,215
		$10,644		Time Warner Inc	4,206	407
Internet - 10.57%				Twenty-First Century Fox Inc - A Shares	8,244	259
Alphabet Inc - A Shares (a)	33,892	27,798		Twenty-First Century Fox Inc - B Shares	2,515	78
Alphabet Inc - C Shares (a)	1,360	1,084		Viacom Inc - A Shares	136	6
Amazon.com Inc (a)	15,297	12,597		Viacom Inc - B Shares	1,942	82
CDW Corp/DE	26,590	1,369		Walt Disney Co/The	88,187	9,758
eBay Inc (a)	11,718	373				$28,187
Expedia Inc	10,651	1,295		Metal Fabrication & Hardware - 0.00%
F5 Networks Inc (a)	24,423	3,274		Valmont Industries Inc	134	19
Facebook Inc (a)	35,559	4,634
GoDaddy Inc (a)	419	15		Mining - 0.01%
IAC/InterActiveCorp (a)	423	29		Freeport-McMoRan Inc (a)	2,918	49

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Mining (continued)				Real Estate - 0.01%
Southern Copper Corp	219	$8		CBRE Group Inc (a)	1,861	$57
		$57
Miscellaneous Manufacturers - 2.01%				REITS - 0.76%
3M Co	42,600	7,448		Alexandria Real Estate Equities Inc	63	7
AO Smith Corp	1,012	50		American Tower Corp	3,097	321
AptarGroup Inc	139	10		Boston Properties Inc	118	16
Carlisle Cos Inc	166	18		Care Capital Properties Inc	139	3
Donaldson Co Inc	856	36		Colony NorthStar Inc	1,330	19
General Electric Co	8,182	243		Crown Castle International Corp	1,458	128
Hexcel Corp	663	34		CubeSmart	768	19
Illinois Tool Works Inc	11,386	1,448		Digital Realty Trust Inc	706	76
Ingersoll-Rand PLC	1,563	124		Empire State Realty Trust Inc	546	11
Parker-Hannifin Corp	10,066	1,481		Equinix Inc	318	122
Textron Inc	615	29		Equity LifeStyle Properties Inc	499	37
		$10,921		Equity Residential	27,687	1,683
Office & Business Equipment - 0.00%				Essex Property Trust Inc	174	39
Pitney Bowes Inc	1,285	21		Extra Space Storage Inc	756	55
				Federal Realty Investment Trust	441	62
Oil & Gas - 0.39%				Gaming and Leisure Properties Inc	1,235	39
Apache Corp	1,640	98		Iron Mountain Inc	1,593	57
Cabot Oil & Gas Corp	2,021	44		Lamar Advertising Co	534	40
Cimarex Energy Co	113	15		Life Storage Inc	195	16
Concho Resources Inc (a)	13,062	1,821		Omega Healthcare Investors Inc	478	15
Continental Resources Inc/OK (a)	292	14		Outfront Media Inc	245	7
Devon Energy Corp	317	15		Park Hotels & Resorts Inc	655	18
Diamondback Energy Inc (a)	132	14		Public Storage	679	146
EOG Resources Inc	392	40		Regency Centers Corp	115	8
Murphy USA Inc (a)	176	11		Senior Housing Properties Trust	294	6
Parsley Energy Inc (a)	149	5		Simon Property Group Inc	5,841	1,073
Southwestern Energy Co (a)	3,238	29		Tanger Factory Outlet Centers Inc	598	20
		$2,106		Taubman Centers Inc	201	14
Oil & Gas Services - 0.25%				Ventas Inc	1,508	93
Halliburton Co	24,039	1,360				$4,150
				Retail - 12.11%
Packaging & Containers - 0.07%				Advance Auto Parts Inc	446	73
Ball Corp	1,059	81		AutoNation Inc (a)	191	10
Bemis Co Inc	159	8		AutoZone Inc (a)	7,844	5,687
Berry Plastics Group Inc (a)	839	43		Bed Bath & Beyond Inc	205	8
Crown Holdings Inc (a)	897	48		Brinker International Inc	413	18
Graphic Packaging Holding Co	1,675	21		Burlington Stores Inc (a)	316	26
Owens-Illinois Inc (a)	1,167	22		Cabela's Inc (a)	101	6
Packaging Corp of America	620	57		CarMax Inc (a)	1,228	82
Sealed Air Corp	1,274	62		Casey's General Stores Inc	268	31
Silgan Holdings Inc	286	17		Chipotle Mexican Grill Inc (a)	4,126	1,739
		$359		Coach Inc	42,517	1,588
				Copart Inc (a)	695	39
Pharmaceuticals - 3.97%
AbbVie Inc	72,734	4,444		Costco Wholesale Corp	42,319	6,938
ACADIA Pharmaceuticals Inc (a)	580	20		CVS Health Corp	7,190	567
Agios Pharmaceuticals Inc (a)	178	8		Darden Restaurants Inc	17,299	1,267
Akorn Inc (a)	669	13		Dick's Sporting Goods Inc	527	27
Alkermes PLC (a)	925	50		Dollar General Corp	1,291	95
				Dollar Tree Inc (a)	96,387	7,441
Allergan PLC	908	199
AmerisourceBergen Corp	1,084	95		Domino's Pizza Inc	338	59
Bristol-Myers Squibb Co	58,388	2,870		Dunkin' Brands Group Inc	662	34
Cardinal Health Inc	38,151	2,860		Foot Locker Inc	832	57
Eli Lilly & Co	4,475	345		Gap Inc/The	310	7
Express Scripts Holding Co (a)	37,497	2,582		Genuine Parts Co	903	87
Herbalife Ltd (a)	547	31		Home Depot Inc/The	69,371	9,544
				Liberty Interactive Corp QVC Group (a)	1,623	31
Johnson & Johnson	61,727	6,991
McKesson Corp	1,030	143		Lowe's Cos Inc	4,104	300
				Lululemon Athletica Inc (a)	644	43
Mead Johnson Nutrition Co	7,451	525
Mylan NV (a)	981	37		McDonald's Corp	39,841	4,883
Neurocrine Biosciences Inc (a)	518	22		Michaels Cos Inc/The (a)	610	12
Pfizer Inc	1,912	61		MSC Industrial Direct Co Inc	172	18
Premier Inc (a)	247	8		Nordstrom Inc	858	38
VCA Inc (a)	526	48		Nu Skin Enterprises Inc	215	11
				O'Reilly Automotive Inc (a)	21,889	5,741
Zoetis Inc	3,615	198		Panera Bread Co (a)	154	32
		$21,550
Pipelines - 0.02%				Ross Stores Inc	29,293	1,937
				Sally Beauty Holdings Inc (a)	968	23
ONEOK Inc	1,347	74
Spectra Energy Corp	696	29		Signet Jewelers Ltd	421	33
Williams Cos Inc/The	520	15		Starbucks Corp	68,036	3,757
		$118		Target Corp	1,851	119
				TJX Cos Inc/The	123,479	9,252

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)				Software (continued)
Tractor Supply Co	848	$62		VMware Inc (a)	12,678	$1,110
Ulta Beauty Inc (a)	381	104				$59,456
Urban Outfitters Inc (a)	586	16		Telecommunications - 1.41%
Walgreens Boots Alliance Inc	2,037	167		Arista Networks Inc (a)	304	29
Wal-Mart Stores Inc	41,812	2,791		ARRIS International PLC (a)	379	11
Wendy's Co/The	1,121	15		CommScope Holding Co Inc (a)	944	36
Williams-Sonoma Inc	16,863	813		Motorola Solutions Inc	172	14
Yum China Holdings Inc (a)	2,247	62		T-Mobile US Inc (a)	1,084	67
Yum! Brands Inc	1,596	105		Verizon Communications Inc	152,001	7,449
		$65,795		Zayo Group Holdings Inc (a)	1,004	32
Semiconductors - 2.93%						$7,638
Applied Materials Inc	7,405	254		Textiles - 0.01%
ASML Holding NV - NY Reg Shares	14,698	1,784		Mohawk Industries Inc (a)	323	70
Broadcom Ltd	17,532	3,497
Intel Corp	157,660	5,805		Toys, Games & Hobbies - 0.02%
IPG Photonics Corp (a)	217	25		Hasbro Inc	737	61
KLA-Tencor Corp	1,020	87		Mattel Inc	2,118	55
Lam Research Corp	1,545	178				$116
Linear Technology Corp	781	49		Transportation - 2.40%
Marvell Technology Group Ltd	97,905	1,456		CH Robinson Worldwide Inc	904	69
Maxim Integrated Products Inc	40,670	1,809		Expeditors International of Washington Inc	90,227	4,699
Microchip Technology Inc	1,361	92		FedEx Corp	16,095	3,043
NVIDIA Corp	2,327	254		JB Hunt Transport Services Inc	594	59
ON Semiconductor Corp (a)	552	7		Landstar System Inc	328	28
Qorvo Inc (a)	102	7		Old Dominion Freight Line Inc	317	28
QUALCOMM Inc	3,430	183		Union Pacific Corp	42,873	4,569
Skyworks Solutions Inc	793	73		United Parcel Service Inc	4,725	516
Texas Instruments Inc	4,606	348				$13,011
Xilinx Inc	585	34		TOTAL COMMON STOCKS		$528,528
		$15,942		INVESTMENT COMPANIES - 3.00%	Shares Held	Value(000	's)
Shipbuilding - 0.01%				Money Market Funds - 3.00%
Huntington Ingalls Industries Inc	270	52		Cash Account Trust - Government & Agency	116,146	116
				Portfolio - Government Cash Managed
Software - 10.94%				First American Government Obligations Fund	4,714,732	4,715
Activision Blizzard Inc	107,011	4,303		Morgan Stanley Institutional Liquidity Funds -	11,492,460	11,492
Adobe Systems Inc (a)	2,232	253
Akamai Technologies Inc (a)	1,019	70		Government Portfolio
ANSYS Inc (a)	191	18				$16,323
athenahealth Inc (a)	257	32		TOTAL INVESTMENT COMPANIES		$16,323
Atlassian Corp PLC (a)	215	6		Total Investments		$544,851
Autodesk Inc (a)	789	64		Other Assets and Liabilities - (0.29)%		$(1,585)
Black Knight Financial Services Inc (a)	299	11		TOTAL NET ASSETS - 100.00%		$543,266
Broadridge Financial Solutions Inc	40,573	2,699
Cadence Design Systems Inc (a)	2,046	53
CDK Global Inc	1,043	65		(a) Non-Income Producing Security
Cerner Corp (a)	35,813	1,924
Citrix Systems Inc (a)	71,974	6,564
CommerceHub Inc - Series A (a)	302	4		Portfolio Summary (unaudited)
Donnelley Financial Solutions Inc (a)	337	8		Sector		Percent
Dun & Bradstreet Corp/The	124	15		Consumer, Non-cyclical		25.82%
Electronic Arts Inc (a)	31,536	2,631		Technology		19.52%
Fidelity National Information Services Inc	836	66		Communications		17.65%
First Data Corp (a)	2,213	34		Consumer, Cyclical		15.73%
Fiserv Inc (a)	36,400	3,911		Industrial		8.95%
Guidewire Software Inc (a)	474	25		Financial		7.54%
Inovalon Holdings Inc (a)	614	7		Investment Companies		3.00%
Intuit Inc	2,636	313		Basic Materials		1.42%
Jack Henry & Associates Inc	551	49		Energy		0.66%
Manhattan Associates Inc (a)	526	27		Utilities		0.00%
Microsoft Corp	336,609	21,762		Other Assets and Liabilities		(0.29)%
MSCI Inc	565	47		TOTAL NET ASSETS		100.00%
Nuance Communications Inc (a)	1,392	22
Oracle Corp	199,105	7,986
Paychex Inc	4,108	248
PTC Inc (a)	370	19
Red Hat Inc (a)	1,178	89
salesforce.com Inc (a)	34,969	2,766
Splunk Inc (a)	36,499	2,112
SS&C Technologies Holdings Inc	1,055	34
Synopsys Inc (a)	185	12
Tyler Technologies Inc (a)	220	32
Ultimate Software Group Inc/The (a)	178	35
Veeva Systems Inc (a)	717	30

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2017 (unaudited)

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value		Asset	Liability
UBS AG	03/31/2017	EUR	252,831	$270	$273		$3	$—
Total							$3	$—
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
UBS AG	03/31/2017	EUR	1,681,005	$1,753	$1,819	$	— $	(66)
Total						$	— $	(66)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type	Long/Short		Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; March 2017		Long	142	$16,115		$16,149		$34
Total								$34

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund January 31, 2017 (unaudited)

COMMON STOCKS - 98.99%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.15%				Beverages - 2.00%
Interpublic Group of Cos Inc/The	102,217	$2,405		Brown-Forman Corp - B Shares	46,960	$2,141
Omnicom Group Inc	60,732	5,202		Coca-Cola Co/The	999,406	41,545
		$7,607		Constellation Brands Inc	45,757	6,853
Aerospace & Defense - 2.19%				Dr Pepper Snapple Group Inc	47,300	4,314
Arconic Inc	112,894	2,573		Molson Coors Brewing Co	47,447	4,580
Boeing Co/The	147,778	24,150		Monster Beverage Corp (a)	104,376	4,446
General Dynamics Corp	73,700	13,346		PepsiCo Inc	369,257	38,322
Harris Corp	31,997	3,286				$102,201
L3 Technologies Inc	19,904	3,158		Biotechnology - 2.34%
Lockheed Martin Corp	64,871	16,304		Alexion Pharmaceuticals Inc (a)	57,737	7,545
Northrop Grumman Corp	45,381	10,396		Amgen Inc	191,536	30,010
Raytheon Co	75,605	10,899		Biogen Inc (a)	56,018	15,531
Rockwell Collins Inc	33,537	3,044		Celgene Corp (a)	199,590	23,182
TransDigm Group Inc	12,911	2,794		Gilead Sciences Inc	339,203	24,575
United Technologies Corp	197,161	21,623		Illumina Inc (a)	37,822	6,055
		$111,573		Regeneron Pharmaceuticals Inc (a)	19,464	6,993
Agriculture - 1.83%				Vertex Pharmaceuticals Inc (a)	63,861	5,484
Altria Group Inc	502,133	35,742				$119,375
Archer-Daniels-Midland Co	148,147	6,557		Building Materials - 0.47%
Philip Morris International Inc	399,424	38,397		Fortune Brands Home & Security Inc	39,729	2,190
Reynolds American Inc	212,915	12,802		Johnson Controls International plc	241,175	10,607
		$93,498		Martin Marietta Materials Inc	16,340	3,752
Airlines - 0.62%				Masco Corp	84,528	2,785
Alaska Air Group Inc	31,738	2,978		Vulcan Materials Co	34,065	4,372
American Airlines Group Inc	133,400	5,903				$23,706
Delta Air Lines Inc	189,595	8,956		Chemicals - 1.94%
Southwest Airlines Co	158,497	8,291		Air Products & Chemicals Inc	55,967	7,822
United Continental Holdings Inc (a)	74,338	5,239		Albemarle Corp	28,959	2,683
		$31,367		CF Industries Holdings Inc	60,019	2,118
Apparel - 0.59%				Dow Chemical Co/The	288,720	17,216
Hanesbrands Inc	97,308	2,307		Eastman Chemical Co	37,783	2,928
Michael Kors Holdings Ltd (a)	42,288	1,810		EI du Pont de Nemours & Co	223,828	16,899
NIKE Inc	344,024	18,199		FMC Corp	34,459	2,073
Ralph Lauren Corp	14,499	1,282		International Flavors & Fragrances Inc	20,449	2,397
Under Armour Inc - Class A (a)	47,307	1,017		LyondellBasell Industries NV	86,038	8,025
Under Armour Inc - Class C (a)	47,572	914		Monsanto Co	112,766	12,214
VF Corp	85,214	4,387		Mosaic Co/The	90,175	2,829
		$29,916		PPG Industries Inc	67,970	6,797
Automobile Manufacturers - 0.62%				Praxair Inc	73,478	8,703
Ford Motor Co	1,004,865	12,420		Sherwin-Williams Co/The	20,811	6,322
General Motors Co	357,148	13,075				$99,026
PACCAR Inc	90,252	6,075		Commercial Services - 1.40%
		$31,570		Automatic Data Processing Inc	116,163	11,731
Automobile Parts & Equipment - 0.18%				Cintas Corp	22,154	2,572
BorgWarner Inc	51,548	2,105		Ecolab Inc	67,559	8,116
Delphi Automotive PLC	69,733	4,885		Equifax Inc	30,834	3,616
Goodyear Tire & Rubber Co/The	67,212	2,177		Global Payments Inc	39,572	3,058
		$9,167		H&R Block Inc	53,325	1,144
Banks - 7.93%				Moody's Corp	42,828	4,440
Bank of America Corp	2,601,733	58,903		Nielsen Holdings PLC	86,505	3,539
				PayPal Holdings Inc (a)	288,926	11,494
Bank of New York Mellon Corp/The	272,231	12,177		Quanta Services Inc (a)	38,929	1,397
BB&T Corp	208,916	9,650
Capital One Financial Corp	124,177	10,852		Robert Half International Inc	33,184	1,562
Citigroup Inc	733,716	40,963		S&P Global Inc	66,710	8,017
				Total System Services Inc	42,595	2,159
Citizens Financial Group Inc	131,792	4,767		United Rentals Inc (a)	21,685	2,743
Comerica Inc	44,352	2,995		Verisk Analytics Inc (a)	40,095	3,314
Fifth Third Bancorp	194,546	5,077
Goldman Sachs Group Inc/The	95,215	21,835		Western Union Co/The	124,835	2,444
Huntington Bancshares Inc/OH	279,297	3,779				$71,346
JPMorgan Chase & Co	921,291	77,969		Computers - 5.15%
KeyCorp	278,249	5,000		Accenture PLC - Class A	159,709	18,186
M&T Bank Corp	39,920	6,490		Apple Inc	1,372,904	166,602
				Cognizant Technology Solutions Corp (a)	156,206	8,215
Morgan Stanley	371,288	15,776
Northern Trust Corp	54,800	4,546		CSRA Inc	37,448	1,162
PNC Financial Services Group Inc/The	125,259	15,089		Hewlett Packard Enterprise Co	428,942	9,728
Regions Financial Corp	316,937	4,567		HP Inc	440,497	6,629
State Street Corp	93,355	7,114		International Business Machines Corp	222,781	38,880
SunTrust Banks Inc	126,365	7,180		NetApp Inc	70,900	2,717
US Bancorp	411,356	21,658		Seagate Technology PLC	75,830	3,424
				Teradata Corp (a)	33,445	982
Wells Fargo & Co	1,163,777	65,555
Zions Bancorporation	52,450	2,213		Western Digital Corp	73,500	5,860
		$404,155				$262,385

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Consumer Products - 0.39%				Electronics (continued)
Avery Dennison Corp	22,911	$1,673		Fortive Corp	77,444	$4,284
Church & Dwight Co Inc	66,582	3,011		Garmin Ltd	29,596	1,429
Clorox Co/The	33,147	3,977		Honeywell International Inc	196,223	23,217
Kimberly-Clark Corp	92,213	11,170		Mettler-Toledo International Inc (a)	6,755	2,882
		$19,831		PerkinElmer Inc	28,204	1,500
Cosmetics & Personal Care - 1.61%				TE Connectivity Ltd	91,489	6,802
Colgate-Palmolive Co	228,849	14,779		Waters Corp (a)	20,746	2,939
Coty Inc	121,057	2,324				$61,850
Estee Lauder Cos Inc/The	57,229	4,648		Energy - Alternate Sources - 0.01%
Procter & Gamble Co/The	688,985	60,355		First Solar Inc (a)	20,065	626
		$82,106
Distribution & Wholesale - 0.19%				Engineering & Construction - 0.07%
Fastenal Co	74,416	3,697		Fluor Corp	35,852	1,990
LKQ Corp (a)	79,174	2,526		Jacobs Engineering Group Inc	31,089	1,820
WW Grainger Inc	14,109	3,564				$3,810
		$9,787		Environmental Control - 0.24%
Diversified Financial Services - 3.26%				Republic Services Inc	59,519	3,415
Affiliated Managers Group Inc	14,113	2,150		Stericycle Inc (a)	21,906	1,690
Alliance Data Systems Corp	14,871	3,396		Waste Management Inc	104,697	7,276
American Express Co	197,945	15,119				$12,381
Ameriprise Financial Inc	40,692	4,569		Food - 1.73%
BlackRock Inc	31,295	11,704		Campbell Soup Co	49,885	3,104
Charles Schwab Corp/The	310,600	12,809		Conagra Brands Inc	107,076	4,186
CME Group Inc	87,372	10,579		General Mills Inc	152,263	9,513
Discover Financial Services	101,545	7,035		Hershey Co/The	35,911	3,788
E*TRADE Financial Corp (a)	70,480	2,639		Hormel Foods Corp	69,489	2,523
Franklin Resources Inc	89,334	3,550		JM Smucker Co/The	29,977	4,072
Intercontinental Exchange Inc	153,367	8,951		Kellogg Co	65,050	4,730
Invesco Ltd	105,185	3,042		Kraft Heinz Co/The	153,570	13,712
Mastercard Inc	245,071	26,058		Kroger Co/The	243,095	8,256
Nasdaq Inc	29,349	2,070		McCormick & Co Inc/MD	29,495	2,818
Navient Corp	78,038	1,174		Mondelez International Inc	397,637	17,607
Synchrony Financial	201,905	7,232		Sysco Corp	129,551	6,796
T Rowe Price Group Inc	62,676	4,227		Tyson Foods Inc	74,809	4,697
Visa Inc	480,843	39,771		Whole Foods Market Inc	81,980	2,478
		$166,075				$88,280
Electric - 2.84%				Forest Products & Paper - 0.12%
AES Corp/VA	169,717	1,942		International Paper Co	105,874	5,992
Alliant Energy Corp	58,573	2,205
Ameren Corp	62,470	3,289		Gas - 0.22%
American Electric Power Co Inc	126,600	8,110		CenterPoint Energy Inc	110,886	2,906
CMS Energy Corp	71,861	3,061		NiSource Inc	83,095	1,859
Consolidated Edison Inc	78,457	5,833		Sempra Energy	64,382	6,592
Dominion Resources Inc/VA	161,368	12,309				$11,357
DTE Energy Co	46,198	4,557		Hand & Machine Tools - 0.15%
Duke Energy Corp	177,380	13,931		Snap-on Inc	14,939	2,712
Edison International	83,886	6,114		Stanley Black & Decker Inc	38,797	4,811
Entergy Corp	46,119	3,304				$7,523
Eversource Energy	81,670	4,518		Healthcare - Products - 2.92%
Exelon Corp	237,713	8,529		Abbott Laboratories	443,131	18,510
FirstEnergy Corp	109,615	3,324		Baxter International Inc	126,038	6,038
NextEra Energy Inc	120,306	14,884		Becton Dickinson and Co	54,666	9,692
NRG Energy Inc	81,215	1,343		Boston Scientific Corp (a)	350,589	8,435
PG&E Corp	130,193	8,058		Cooper Cos Inc/The	12,548	2,317
Pinnacle West Capital Corp	28,658	2,225		CR Bard Inc	18,930	4,493
PPL Corp	174,983	6,096		Danaher Corp	156,720	13,152
Public Service Enterprise Group Inc	130,252	5,764		DENTSPLY SIRONA Inc	59,444	3,370
SCANA Corp	36,796	2,528		Edwards Lifesciences Corp (a)	55,050	5,298
Southern Co/The	252,319	12,472		Henry Schein Inc (a)	20,723	3,313
WEC Energy Group Inc	81,261	4,799		Hologic Inc (a)	71,631	2,903
Xcel Energy Inc	130,782	5,404		IDEXX Laboratories Inc (a)	23,071	2,822
		$144,599		Intuitive Surgical Inc (a)	9,976	6,910
Electrical Components & Equipment - 0.30%				Medtronic PLC	353,517	26,874
Acuity Brands Inc	11,349	2,352		Patterson Cos Inc	21,452	893
AMETEK Inc	59,586	3,045		Stryker Corp	80,020	9,885
Emerson Electric Co	165,495	9,708		Thermo Fisher Scientific Inc	101,706	15,499
		$15,105		Varex Imaging Corp (a)	9,619	277
Electronics - 1.21%				Varian Medical Systems Inc (a)	24,049	1,867
Agilent Technologies Inc	83,519	4,090		Zimmer Biomet Holdings Inc	51,570	6,102
Allegion PLC	24,690	1,621				$148,650
Amphenol Corp	79,423	5,360		Healthcare - Services - 1.98%
Corning Inc	244,911	6,488		Aetna Inc	90,345	10,716
FLIR Systems Inc	35,049	1,238		Anthem Inc	67,825	10,455

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Services (continued)				Lodging - 0.22%
Centene Corp (a)	43,999	$2,784		Marriott International Inc/MD	82,439	$6,974
Cigna Corp	66,102	9,665		Wyndham Worldwide Corp	27,748	2,194
DaVita Inc (a)	40,659	2,592		Wynn Resorts Ltd	20,431	2,072
Envision Healthcare Corp (a)	30,205	2,054				$11,240
HCA Holdings Inc (a)	75,246	6,041		Machinery - Construction & Mining - 0.28%
Humana Inc	38,389	7,620		Caterpillar Inc	150,638	14,410
Laboratory Corp of America Holdings (a)	26,519	3,559
Quest Diagnostics Inc	35,695	3,281		Machinery - Diversified - 0.54%
UnitedHealth Group Inc	245,063	39,725		Cummins Inc	39,695	5,836
Universal Health Services Inc	23,087	2,600		Deere & Co	74,478	7,973
		$101,092		Flowserve Corp	33,587	1,651
Holding Companies - Diversified - 0.04%				Rockwell Automation Inc	33,015	4,886
Leucadia National Corp	83,424	1,990		Roper Technologies Inc	26,116	5,010
				Xylem Inc/NY	46,188	2,277
Home Builders - 0.13%						$27,633
DR Horton Inc	87,375	2,613		Media - 3.05%
Lennar Corp - A Shares	50,592	2,259		CBS Corp	100,921	6,508
PulteGroup Inc	76,639	1,649		Charter Communications Inc (a)	55,750	18,060
		$6,521		Comcast Corp - Class A	613,648	46,281
Home Furnishings - 0.14%				Discovery Communications Inc - A Shares (a)	39,120	1,109
Harman International Industries Inc	17,949	1,995		Discovery Communications Inc - C Shares (a)	56,795	1,574
Leggett & Platt Inc	34,418	1,643		News Corp - A Shares	98,335	1,209
Whirlpool Corp	19,337	3,382		News Corp - B Shares	30,839	390
		$7,020		Scripps Networks Interactive Inc	24,526	1,868
Housewares - 0.12%				TEGNA Inc	55,205	1,265
Newell Brands Inc	124,202	5,879		Time Warner Inc	198,541	19,229
				Twenty-First Century Fox Inc - A Shares	272,610	8,554
Insurance - 4.21%				Twenty-First Century Fox Inc - B Shares	125,412	3,889
Aflac Inc	105,073	7,354		Viacom Inc - B Shares	89,439	3,769
Allstate Corp/The	94,811	7,131		Walt Disney Co/The	376,971	41,712
American International Group Inc	251,232	16,144				$155,417
Aon PLC	67,738	7,634		Mining - 0.20%
Arthur J Gallagher & Co	45,814	2,466		Freeport-McMoRan Inc (a)	322,544	5,370
Assurant Inc	14,677	1,425		Newmont Mining Corp	136,651	4,958
Berkshire Hathaway Inc - Class B (a)	488,898	80,248				$10,328
Chubb Ltd	119,810	15,754		Miscellaneous Manufacturers - 2.60%
Cincinnati Financial Corp	38,600	2,724		3M Co	154,859	27,072
Hartford Financial Services Group Inc/The	97,254	4,737		Dover Corp	39,997	3,110
Lincoln National Corp	58,846	3,973		Eaton Corp PLC	116,298	8,232
Loews Corp	71,140	3,314		General Electric Co	2,277,669	67,647
Marsh & McLennan Cos Inc	132,749	9,029		Illinois Tool Works Inc	81,335	10,346
MetLife Inc	282,992	15,398		Ingersoll-Rand PLC	66,512	5,278
Progressive Corp/The	149,408	5,594		Parker-Hannifin Corp	34,345	5,053
Prudential Financial Inc	110,711	11,637		Pentair PLC	43,048	2,524
Torchmark Corp	28,412	2,089		Textron Inc	69,570	3,295
Travelers Cos Inc/The	73,135	8,614				$132,557
Unum Group	59,763	2,715		Office & Business Equipment - 0.04%
Willis Towers Watson PLC	33,094	4,141		Pitney Bowes Inc	47,827	761
XL Group Ltd	69,274	2,603		Xerox Corp	219,253	1,520
		$214,724				$2,281
Internet - 6.93%				Oil & Gas - 5.48%
Alphabet Inc - A Shares (a)	76,233	62,526		Anadarko Petroleum Corp	143,899	10,005
Alphabet Inc - C Shares (a)	76,410	60,883		Apache Corp	97,691	5,844
Amazon.com Inc (a)	101,542	83,618		Cabot Oil & Gas Corp	119,762	2,572
eBay Inc (a)	267,683	8,520		Chesapeake Energy Corp (a)	191,918	1,238
Expedia Inc	31,092	3,780		Chevron Corp	486,041	54,121
F5 Networks Inc (a)	16,816	2,254		Cimarex Energy Co	24,450	3,306
Facebook Inc (a)	602,689	78,542		Concho Resources Inc (a)	37,603	5,243
Netflix Inc (a)	110,492	15,547		ConocoPhillips	319,010	15,555
Priceline Group Inc/The (a)	12,705	20,012		Devon Energy Corp	134,810	6,139
Symantec Corp	160,511	4,422		EOG Resources Inc	148,419	15,076
TripAdvisor Inc (a)	29,427	1,557		EQT Corp	44,480	2,697
VeriSign Inc (a)	23,423	1,879		Exxon Mobil Corp	1,067,644	89,565
Yahoo! Inc (a)	226,004	9,960		Helmerich & Payne Inc	27,851	1,982
		$353,500		Hess Corp	68,657	3,720
Iron & Steel - 0.09%				Marathon Oil Corp	218,130	3,654
Nucor Corp	82,000	4,763		Marathon Petroleum Corp	135,895	6,530
				Murphy Oil Corp	41,675	1,205
Leisure Products & Services - 0.25%				Newfield Exploration Co (a)	50,784	2,035
Carnival Corp	107,964	5,979		Noble Energy Inc	110,371	4,388
Harley-Davidson Inc	45,513	2,596		Occidental Petroleum Corp	196,754	13,334
Royal Caribbean Cruises Ltd	43,093	4,035		Phillips 66	113,987	9,304
		$12,610		Pioneer Natural Resources Co	43,698	7,876

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)				REITS (continued)
Range Resources Corp	48,360	$1,564		Welltower Inc	93,340	$6,188
Southwestern Energy Co (a)	126,361	1,138		Weyerhaeuser Co	192,602	6,034
Tesoro Corp	30,091	2,433				$140,764
Transocean Ltd (a)	100,230	1,400		Retail - 5.83%
Valero Energy Corp	116,546	7,664		Advance Auto Parts Inc	18,962	3,114
		$279,588		AutoNation Inc (a)	16,910	898
Oil & Gas Services - 1.12%				AutoZone Inc (a)	7,430	5,387
Baker Hughes Inc	108,855	6,866		Bed Bath & Beyond Inc	39,156	1,580
Halliburton Co	222,569	12,591		Best Buy Co Inc	70,296	3,130
National Oilwell Varco Inc	97,242	3,677		CarMax Inc (a)	49,004	3,269
Schlumberger Ltd	358,218	29,986		Chipotle Mexican Grill Inc (a)	7,453	3,141
TechnipFMC PLC (a)	120,881	4,064		Coach Inc	72,185	2,696
		$57,184		Costco Wholesale Corp	112,546	18,452
Packaging & Containers - 0.18%				CVS Health Corp	274,574	21,639
Ball Corp	45,006	3,432		Darden Restaurants Inc	31,690	2,322
Sealed Air Corp	49,771	2,414		Dollar General Corp	65,438	4,831
WestRock Co	64,651	3,450		Dollar Tree Inc (a)	60,780	4,692
		$9,296		Foot Locker Inc	34,837	2,388
Pharmaceuticals - 6.05%				Gap Inc/The	56,485	1,301
AbbVie Inc	418,412	25,569		Genuine Parts Co	38,294	3,707
Allergan PLC	96,571	21,139		Home Depot Inc/The	313,638	43,150
AmerisourceBergen Corp	43,068	3,759		Kohl's Corp	45,436	1,810
Bristol-Myers Squibb Co	430,289	21,153		L Brands Inc	61,845	3,724
Cardinal Health Inc	82,405	6,177		Lowe's Cos Inc	223,958	16,367
Eli Lilly & Co	250,123	19,267		Macy's Inc	78,700	2,325
Endo International PLC (a)	51,071	625		McDonald's Corp	213,813	26,207
Express Scripts Holding Co (a)	158,761	10,936		Nordstrom Inc	29,902	1,322
Johnson & Johnson	700,452	79,326		O'Reilly Automotive Inc (a)	24,320	6,378
Mallinckrodt PLC (a)	27,255	1,328		PVH Corp	20,408	1,915
McKesson Corp	58,209	8,100		Ross Stores Inc	102,106	6,750
Mead Johnson Nutrition Co	47,559	3,351		Signet Jewelers Ltd	17,914	1,391
Merck & Co Inc	709,877	44,005		Staples Inc	167,496	1,541
Mylan NV (a)	118,484	4,508		Starbucks Corp	374,720	20,692
Perrigo Co PLC	36,914	2,811		Target Corp	144,619	9,325
Pfizer Inc (b)	1,562,412	49,575		Tiffany & Co	27,557	2,169
Zoetis Inc	127,146	6,986		TJX Cos Inc/The	167,844	12,575
		$308,615		Tractor Supply Co	33,792	2,489
				Ulta Beauty Inc (a)	15,095	4,110
Pipelines - 0.54%				Urban Outfitters Inc (a)	22,744	604
Kinder Morgan Inc/DE	494,297	11,042
ONEOK Inc	54,203	2,987		Walgreens Boots Alliance Inc	220,339	18,055
Spectra Energy Corp	180,619	7,523		Wal-Mart Stores Inc	387,712	25,876
Williams Cos Inc/The	209,842	6,052		Yum! Brands Inc	89,767	5,882
		$27,604				$297,204
Real Estate - 0.05%				Savings & Loans - 0.03%
CBRE Group Inc (a)	77,287	2,346		People's United Financial Inc	80,173	1,503

REITS - 2.76%				Semiconductors - 3.30%
American Tower Corp	109,601	11,344		Analog Devices Inc	79,344	5,946
Apartment Investment & Management Co	40,394	1,780		Applied Materials Inc	278,296	9,532
AvalonBay Communities Inc	35,357	6,128		Broadcom Ltd	102,299	20,409
Boston Properties Inc	39,592	5,183		Intel Corp	1,220,144	44,926
Crown Castle International Corp	92,844	8,154		KLA-Tencor Corp	40,247	3,425
Digital Realty Trust Inc	40,922	4,404		Lam Research Corp	41,923	4,815
Equinix Inc	18,377	7,075		Linear Technology Corp	61,884	3,907
Equity Residential	94,146	5,721		Microchip Technology Inc	55,618	3,746
				Micron Technology Inc (a)	265,757	6,407
Essex Property Trust Inc	16,868	3,783
Extra Space Storage Inc	32,392	2,334		NVIDIA Corp	138,775	15,151
				Qorvo Inc (a)	32,886	2,112
Federal Realty Investment Trust	18,482	2,595
GGP Inc	150,342	3,735		QUALCOMM Inc	380,252	20,317
HCP Inc	120,388	3,650		Skyworks Solutions Inc	47,841	4,389
Host Hotels & Resorts Inc	190,491	3,442		Texas Instruments Inc	257,336	19,439
Iron Mountain Inc	63,081	2,258		Xilinx Inc	65,014	3,784
Kimco Realty Corp	109,430	2,724				$168,305
Macerich Co/The	31,083	2,135		Software - 4.88%
Mid-America Apartment Communities Inc	29,229	2,775		Activision Blizzard Inc	176,045	7,079
Prologis Inc	136,101	6,649		Adobe Systems Inc (a)	128,020	14,515
Public Storage	38,403	8,257		Akamai Technologies Inc (a)	44,619	3,060
Realty Income Corp	66,580	3,970		Autodesk Inc (a)	50,424	4,102
Simon Property Group Inc	80,904	14,868		CA Inc	80,684	2,523
SL Green Realty Corp	26,086	2,843		Cerner Corp (a)	77,794	4,178
UDR Inc	68,808	2,405		Citrix Systems Inc (a)	40,156	3,662
Ventas Inc	91,171	5,623		Dun & Bradstreet Corp/The	9,470	1,161
Vornado Realty Trust	44,279	4,707		Electronic Arts Inc (a)	77,694	6,482

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Software (continued)			Sector	Percent
Fidelity National Information Services Inc	84,509	$6,712	Consumer, Non-cyclical	22.35%
Fiserv Inc (a)	55,885	6,004	Financial	18.24%
Intuit Inc	62,780	7,444	Communications	13.52%
Microsoft Corp	2,001,910	129,424	Technology	13.27%
Oracle Corp	771,650	30,951	Industrial	9.89%
Paychex Inc	82,871	4,996	Consumer, Cyclical	9.05%
Red Hat Inc (a)	46,240	3,509	Energy	7.15%
salesforce.com Inc (a)	164,354	13,000	Utilities	3.13%
		$248,802	Basic Materials	2.35%
Telecommunications - 3.39%			Investment Companies	1.00%
AT&T Inc	1,581,115	66,660	Diversified	0.04%
CenturyLink Inc	140,755	3,640	Other Assets and Liabilities	0.01%
Cisco Systems Inc	1,292,430	39,704	TOTAL NET ASSETS	100.00%
Frontier Communications Corp	302,017	1,054
Juniper Networks Inc	97,921	2,622
Level 3 Communications Inc (a)	75,063	4,463
Motorola Solutions Inc	42,729	3,449
Verizon Communications Inc	1,049,606	51,441
		$173,033
Textiles - 0.07%
Mohawk Industries Inc (a)	16,231	3,503

Toys, Games & Hobbies - 0.09%
Hasbro Inc	28,916	2,386
Mattel Inc	88,065	2,308
		$4,694
Transportation - 1.66%
CH Robinson Worldwide Inc	36,460	2,773
CSX Corp	241,161	11,188
Expeditors International of Washington Inc	46,441	2,419
FedEx Corp	62,950	11,905
JB Hunt Transport Services Inc	22,529	2,232
Kansas City Southern	27,697	2,379
Norfolk Southern Corp	75,165	8,829
Ryder System Inc	13,766	1,068
Union Pacific Corp	212,182	22,614
United Parcel Service Inc	177,488	19,369
		$84,776
Water - 0.07%
American Water Works Co Inc	45,830	3,366

TOTAL COMMON STOCKS		$5,047,412
INVESTMENT COMPANIES - 1.00%	Shares Held	Value (000's)
Exchange Traded Funds - 0.15%
iShares Core S&P 500 ETF	33,369	7,639

Money Market Funds - 0.85%
Morgan Stanley Institutional Liquidity Funds -	43,292,187	43,292
Government Portfolio

TOTAL INVESTMENT COMPANIES		$50,931
Total Investments		$5,098,343
Other Assets and Liabilities - 0.01%		$516
TOTAL NET ASSETS - 100.00%		$5,098,859

(a) Non-Income Producing Security
(b)		Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,237 or 0.10% of net assets.

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2017	Long	348	$39,486	$39,576	$90
Total					$90
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund
January 31, 2017 (unaudited)

COMMON STOCKS - 99.68%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.05%				Insurance (continued)
General Dynamics Corp	69,100	$12,513		Unum Group	831,800	$37,789
United Technologies Corp	89,900	9,859				$219,902
		$22,372		Iron & Steel - 0.79%
Agriculture - 0.58%				Nucor Corp	147,700	8,580
Bunge Ltd	179,500	12,423		Steel Dynamics Inc	239,400	8,094
						$16,674
Automobile Parts & Equipment - 1.68%				Lodging - 0.52%
Allison Transmission Holdings Inc	821,000	28,719		MGM Resorts International (a)	385,800	11,111
Lear Corp	48,500	6,891
		$35,610		Machinery - Diversified - 0.93%
Banks - 17.38%				Cummins Inc	134,000	19,699
Bank of America Corp	2,903,000	65,724
Citigroup Inc	113,000	6,309		Miscellaneous Manufacturers - 2.00%
Fifth Third Bancorp	540,200	14,099		General Electric Co	400,400	11,892
JPMorgan Chase & Co	1,382,100	116,967		Parker-Hannifin Corp	208,300	30,647
Morgan Stanley	1,462,700	62,150				$42,539
State Street Corp	213,494	16,268		Oil & Gas - 11.62%
SunTrust Banks Inc	1,142,400	64,911		Chevron Corp	616,400	68,636
Wells Fargo & Co	403,300	22,718		Devon Energy Corp	249,800	11,376
		$369,146		EOG Resources Inc	401,700	40,805
Chemicals - 4.05%				Exxon Mobil Corp	560,900	47,054
Cabot Corp	322,300	17,846		Helmerich & Payne Inc	73,300	5,216
Dow Chemical Co/The	1,142,100	68,103		Nabors Industries Ltd	1,040,000	16,900
		$85,949		Patterson-UTI Energy Inc	517,190	14,502
Computers - 1.39%				Valero Energy Corp	643,000	42,283
Leidos Holdings Inc	610,300	29,490				$246,772
				Oil & Gas Services - 1.49%
Cosmetics & Personal Care - 0.99%				Baker Hughes Inc	502,300	31,685
Procter & Gamble Co/The	241,000	21,112
				Pharmaceuticals - 5.00%
Distribution & Wholesale - 0.62%				Johnson & Johnson	338,900	38,380
WESCO International Inc (a)	185,500	13,115		Merck & Co Inc	642,700	39,841
				Pfizer Inc	883,000	28,018
Electric - 3.25%						$106,239
Exelon Corp	480,400	17,237		REITS - 5.00%
MDU Resources Group Inc	859,100	25,215		Corporate Office Properties Trust	543,028	17,279
Public Service Enterprise Group Inc	602,900	26,678		Duke Realty Corp	1,853,100	45,086
		$69,130		Highwoods Properties Inc	264,600	13,603
Entertainment - 0.77%				Liberty Property Trust	283,700	10,891
International Game Technology PLC	615,600	16,258		Sun Communities Inc	245,900	19,367
						$106,226
Environmental Control - 0.77%				Retail - 7.34%
Waste Management Inc	234,500	16,298		Burlington Stores Inc (a)	188,800	15,803
				CVS Health Corp	518,300	40,847
Food - 1.38%				Dick's Sporting Goods Inc	200,300	10,335
Ingredion Inc	125,500	16,088		Target Corp	421,100	27,153
Tyson Foods Inc (b)	211,700	13,293		Wal-Mart Stores Inc	924,800	61,721
		$29,381				$155,859
Gas - 3.44%				Semiconductors - 3.46%
CenterPoint Energy Inc	1,935,000	50,716		Intel Corp	1,740,900	64,100
UGI Corp	481,700	22,337		Lam Research Corp	82,300	9,453
		$73,053				$73,553
Hand & Machine Tools - 1.45%				Software - 0.63%
Stanley Black & Decker Inc	248,900	30,864		VMware Inc (a)	152,250	13,328

Healthcare - Products - 2.02%				Telecommunications - 4.17%
Baxter International Inc	467,600	22,402		AT&T Inc	400,000	16,864
Danaher Corp	243,300	20,418		Cisco Systems Inc	2,336,900	71,790
		$42,820				$88,654
Healthcare - Services - 4.14%				Transportation - 1.42%
Aetna Inc	136,000	16,131		Norfolk Southern Corp	256,400	30,117
Anthem Inc	312,800	48,215
UnitedHealth Group Inc	89,700	14,540		TOTAL COMMON STOCKS		$2,117,303
WellCare Health Plans Inc (a)	62,100	9,038		INVESTMENT COMPANIES - 0.15%	Shares Held	Value(000	's)
		$87,924		Money Market Funds - 0.15%
Insurance - 10.35%				Goldman Sachs Financial Square Funds -	3,280,298	3,280
Assured Guaranty Ltd	295,700	11,506		Government Fund
Berkshire Hathaway Inc - Class B (a)	451,000	74,027
Everest Re Group Ltd	134,200	29,515		TOTAL INVESTMENT COMPANIES		$3,280
Prudential Financial Inc	296,200	31,133		Total Investments		$2,120,583
Reinsurance Group of America Inc	64,000	8,030		Other Assets and Liabilities - 0.17%		$3,706
Travelers Cos Inc/The	236,900	27,902		TOTAL NET ASSETS - 100.00%		$2,124,289

See accompanying notes

Schedule of Investments
LargeCap Value Fund
January 31, 2017 (unaudited)

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $12,558 or 0.59% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	32.73%
Consumer, Non-cyclical	14.11%
Energy	13.11%
Consumer, Cyclical	10.93%
Industrial	7.62%
Utilities	6.69%
Technology	5.48%
Basic Materials	4.84%
Communications	4.17%
Investment Companies	0.15%
Other Assets and Liabilities	0.17%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2017 (unaudited)

COMMON STOCKS - 95.85%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 4.08%				Banks (continued)
Arconic Inc	13,135	$299		Synovus Financial Corp	4,415	$184
Boeing Co/The	74,525	12,179		TCF Financial Corp	5,672	98
General Dynamics Corp	166,070	30,072		US Bancorp	35,525	1,870
Harris Corp	3,874	398		Wells Fargo & Co	982,027	55,318
L3 Technologies Inc	2,412	383		Zions Bancorporation	6,304	266
Raytheon Co	52,092	7,510				$235,444
Spirit AeroSystems Holdings Inc	2,145	129		Beverages - 1.49%
United Technologies Corp	212,444	23,298		Brown-Forman Corp - A Shares	91	4
		$74,268		Brown-Forman Corp - B Shares	331	15
Agriculture - 3.06%				Coca-Cola Co/The	29,702	1,235
Altria Group Inc	335,547	23,884		Dr Pepper Snapple Group Inc	135,818	12,387
Archer-Daniels-Midland Co	20,007	886		Molson Coors Brewing Co	5,967	576
Bunge Ltd	4,090	283		PepsiCo Inc	124,079	12,877
Philip Morris International Inc	312,929	30,082				$27,094
Reynolds American Inc	10,429	627		Biotechnology - 0.02%
		$55,762		Alnylam Pharmaceuticals Inc (a)	305	12
Airlines - 0.12%				Bio-Rad Laboratories Inc (a)	694	132
Alaska Air Group Inc	859	81		Juno Therapeutics Inc (a)	191	4
American Airlines Group Inc	11,558	512		United Therapeutics Corp (a)	929	152
Copa Holdings SA	1,159	113				$300
Delta Air Lines Inc	8,603	406		Building Materials - 1.44%
JetBlue Airways Corp (a)	9,812	192		Johnson Controls International plc	588,447	25,880
Spirit Airlines Inc (a)	2,465	133		Lennox International Inc	224	35
United Continental Holdings Inc (a)	11,869	836		Martin Marietta Materials Inc	129	30
		$2,273		Owens Corning	3,683	203
Apparel - 0.66%				USG Corp (a)	3,150	96
Ralph Lauren Corp	1,625	144		Vulcan Materials Co	210	27
VF Corp	230,450	11,863				$26,271
		$12,007		Chemicals - 2.91%
Automobile Manufacturers - 0.18%				Air Products & Chemicals Inc	172,331	24,085
Ford Motor Co	84,860	1,049		Albemarle Corp	3,415	316
General Motors Co	44,925	1,645		Ashland Global Holdings Inc	2,009	239
PACCAR Inc	6,826	459		Cabot Corp	2,327	129
Tesla Inc (a)	154	39		Celanese Corp	4,255	359
		$3,192		Dow Chemical Co/The	34,213	2,040
Automobile Parts & Equipment - 0.05%				Eastman Chemical Co	4,737	367
Adient PLC (a)	2,284	145		EI du Pont de Nemours & Co	128,900	9,732
Allison Transmission Holdings Inc	4,802	168		FMC Corp	980	59
BorgWarner Inc	5,957	243		Huntsman Corp	7,234	147
Goodyear Tire & Rubber Co/The	8,047	261		LyondellBasell Industries NV	6,399	597
Lear Corp	468	66		Monsanto Co	3,354	363
		$883		Mosaic Co/The	10,765	338
Banks - 12.92%				NewMarket Corp	67	29
				Platform Specialty Products Corp (a)	5,835	71
Associated Banc-Corp	5,273	133
Bank of America Corp	2,059,811	46,634		Praxair Inc	743	88
Bank of Hawaii Corp	1,587	136		Sherwin-Williams Co/The	45,590	13,851
Bank of New York Mellon Corp/The	22,897	1,024		Valvoline Inc	1,696	39
				Versum Materials Inc (a)	1,473	41
BankUnited Inc	3,237	124
BB&T Corp	171,404	7,917		Westlake Chemical Corp	1,366	85
BOK Financial Corp	998	82				$52,975
Capital One Financial Corp	105,994	9,263		Coal - 0.01%
Citigroup Inc	415,286	23,186		CONSOL Energy Inc	7,851	133
Citizens Financial Group Inc	6,823	247
Comerica Inc	5,503	372		Commercial Services - 1.40%
Commerce Bancshares Inc/MO	3,118	176		Aramark	4,388	148
Cullen/Frost Bankers Inc	1,893	169		Booz Allen Hamilton Holding Corp	367,609	12,433
East West Bancorp Inc	4,787	246		CoreLogic Inc/United States (a)	1,124	40
Fifth Third Bancorp	39,263	1,025		Graham Holdings Co	148	77
First Hawaiian Inc	1,405	46		Live Nation Entertainment Inc (a)	2,051	59
First Horizon National Corp	8,006	160		LSC Communications Inc	1,069	28
Goldman Sachs Group Inc/The	8,439	1,935		Macquarie Infrastructure Corp	2,446	183
Huntington Bancshares Inc/OH	32,334	438		ManpowerGroup Inc	2,236	213
JPMorgan Chase & Co	662,183	56,041		Moody's Corp	370	38
KeyCorp	23,570	424		Nielsen Holdings PLC	3,276	134
M&T Bank Corp	3,267	531		PayPal Holdings Inc (a)	301,860	12,008
Morgan Stanley	51,753	2,199		Quanta Services Inc (a)	3,673	132
Northern Trust Corp	9,347	776		RR Donnelley & Sons Co	796	14
PacWest Bancorp	4,031	223		United Rentals Inc (a)	600	76
PNC Financial Services Group Inc/The	90,225	10,868				$25,583
Popular Inc	3,405	151		Computers - 1.10%
Regions Financial Corp	58,282	840		Amdocs Ltd	215,792	12,669
State Street Corp	145,155	11,061		Apple Inc	14,501	1,760
SunTrust Banks Inc	22,541	1,281		Brocade Communications Systems Inc	14,016	175

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Computers (continued)				Electric (continued)
Computer Sciences Corp	4,128	$257		PG&E Corp	17,800	$1,102
Conduent Inc (a)	6,052	90		Pinnacle West Capital Corp	3,681	286
Dell Technologies Inc Class V (a)	5,754	362		PPL Corp	14,867	518
Hewlett Packard Enterprise Co	56,079	1,272		Public Service Enterprise Group Inc	11,057	489
HP Inc	59,746	899		SCANA Corp	4,094	281
International Business Machines Corp	9,613	1,678		Southern Co/The	20,569	1,017
Leidos Holdings Inc	1,961	95		WEC Energy Group Inc	220,432	13,016
NetApp Inc	9,433	361		Westar Energy Inc	4,587	251
Nutanix Inc (a)	109	3		Xcel Energy Inc	11,115	459
Western Digital Corp	6,180	493				$42,861
		$20,114		Electrical Components & Equipment - 0.06%
Consumer Products - 0.02%				AMETEK Inc	5,718	292
Avery Dennison Corp	497	36		Emerson Electric Co	11,729	688
Clorox Co/The	849	102		Energizer Holdings Inc	1,233	62
Kimberly-Clark Corp	2,483	301		Hubbell Inc	736	90
		$439				$1,132
Cosmetics & Personal Care - 1.15%				Electronics - 1.54%
Colgate-Palmolive Co	214,856	13,876		Agilent Technologies Inc	12,457	610
Coty Inc	12,703	244		Arrow Electronics Inc (a)	3,072	226
Edgewell Personal Care Co (a)	1,719	135		Avnet Inc	4,095	190
Procter & Gamble Co/The	76,409	6,693		Corning Inc	20,809	551
		$20,948		FLIR Systems Inc	4,371	155
Distribution & Wholesale - 0.01%				Fortive Corp	4,859	269
WESCO International Inc (a)	1,663	118		Garmin Ltd	3,541	171
				Gentex Corp	3,589	75
Diversified Financial Services - 2.85%				Honeywell International Inc	214,049	25,326
Affiliated Managers Group Inc	248	38		Jabil Circuit Inc	6,313	152
Air Lease Corp	1,929	70		Keysight Technologies Inc (a)	5,781	214
Alliance Data Systems Corp	51,966	11,868		PerkinElmer Inc	2,843	151
Ally Financial Inc	14,036	297		Trimble Inc (a)	1,887	56
American Express Co	245,345	18,739				$28,146
Ameriprise Financial Inc	2,385	268		Engineering & Construction - 0.05%
BlackRock Inc	2,732	1,022		AECOM (a)	4,762	176
Charles Schwab Corp/The	5,208	215		Chicago Bridge & Iron Co NV ADR	3,635	121
CIT Group Inc	5,955	245		Fluor Corp	4,218	234
CME Group Inc	7,387	894		Jacobs Engineering Group Inc	3,826	224
Discover Financial Services	14,631	1,014		KBR Inc	5,412	92
E*TRADE Financial Corp (a)	8,686	325		SBA Communications Corp (a)	1,324	139
FNF Group	8,510	301				$986
Franklin Resources Inc	7,851	312		Entertainment - 0.02%
Intercontinental Exchange Inc	229,789	13,410		Dolby Laboratories Inc	2,058	99
Invesco Ltd	10,597	307		International Game Technology PLC	3,257	86
Lazard Ltd	3,781	161		Lions Gate Entertainment Corp - A shares (a)	911	26
LPL Financial Holdings Inc	2,584	102		Lions Gate Entertainment Corp - B shares (a)	749	20
Nasdaq Inc	3,504	247		Regal Entertainment Group	2,245	51
Navient Corp	10,511	158				$282
Raymond James Financial Inc	4,045	303		Environmental Control - 0.04%
SLM Corp (a)	13,416	159		Republic Services Inc	7,280	418
Synchrony Financial	36,881	1,321		Waste Management Inc	4,757	330
T Rowe Price Group Inc	1,219	82				$748
TD Ameritrade Holding Corp	1,191	55		Food - 1.68%
		$51,913		Conagra Brands Inc	5,882	230
Electric - 2.35%				Flowers Foods Inc	417	8
AES Corp/VA	22,343	256		General Mills Inc	204,525	12,779
Alliant Energy Corp	7,251	273		Hain Celestial Group Inc/The (a)	755	30
Ameren Corp	7,809	411		Hormel Foods Corp	355,920	12,920
American Electric Power Co Inc	10,763	689		Ingredion Inc	616	79
CMS Energy Corp	8,772	374		JM Smucker Co/The	4,345	590
Consolidated Edison Inc	6,669	496		Kellogg Co	389	28
Dominion Resources Inc/VA	17,602	1,343		Kraft Heinz Co/The	16,438	1,468
DTE Energy Co	7,783	768		Lamb Weston Holdings Inc	895	34
Duke Energy Corp	21,189	1,664		Mondelez International Inc	32,686	1,447
Edison International	12,116	883		Pilgrim's Pride Corp	1,479	28
Entergy Corp	5,496	394		Pinnacle Foods Inc	3,409	181
Eversource Energy	12,350	683		Post Holdings Inc (a)	790	66
Exelon Corp	33,084	1,187		Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	16,993	—
FirstEnergy Corp	13,406	406		Safeway, Inc. - CVR - Property Development	16,993	—
Great Plains Energy Inc	7,296	201		Centers (a),(b),(c),(d)
Hawaiian Electric Industries Inc	4,155	139		TreeHouse Foods Inc (a)	1,093	83
MDU Resources Group Inc	7,043	207		Tyson Foods Inc	6,701	421
NextEra Energy Inc	118,432	14,653		Whole Foods Market Inc	7,807	236
NRG Energy Inc	11,186	185				$30,628
OGE Energy Corp	6,862	230

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Forest Products & Paper - 0.05%				Insurance (continued)
Domtar Corp	2,517	$110		American Financial Group Inc/OH	2,377	$205
International Paper Co	13,360	756		American International Group Inc	559,032	35,924
		$866		American National Insurance Co	452	53
Gas - 0.10%				AmTrust Financial Services Inc	3,474	92
Atmos Energy Corp	3,449	263		Arch Capital Group Ltd (a)	3,677	325
CenterPoint Energy Inc	14,160	371		Arthur J Gallagher & Co	2,074	112
National Fuel Gas Co	2,646	149		Aspen Insurance Holdings Ltd	2,297	129
Sempra Energy	5,444	557		Assured Guaranty Ltd	4,687	182
UGI Corp	5,880	273		Axis Capital Holdings Ltd	3,130	200
Vectren Corp	3,085	169		Berkshire Hathaway Inc - Class B (a)	41,412	6,797
		$1,782		Brown & Brown Inc	3,778	159
Hand & Machine Tools - 0.05%				Chubb Ltd	112,173	14,750
Lincoln Electric Holdings Inc	907	76		Cincinnati Financial Corp	4,717	333
Regal Beloit Corp	1,587	115		CNA Financial Corp	1,522	63
Snap-on Inc	562	102		Endurance Specialty Holdings Ltd	2,145	199
Stanley Black & Decker Inc	5,093	631		Erie Indemnity Co	376	42
		$924		Everest Re Group Ltd	1,376	303
Healthcare - Products - 3.55%				First American Financial Corp	3,872	145
Abbott Laboratories	431,428	18,021		Hanover Insurance Group Inc/The	1,555	130
Baxter International Inc	19,721	945		Hartford Financial Services Group Inc/The	8,554	417
Becton Dickinson and Co	74,100	13,137		Lincoln National Corp	12,350	834
Cooper Cos Inc/The	416	77		Loews Corp	8,814	410
Danaher Corp	16,871	1,416		Mercury General Corp	1,150	73
DENTSPLY SIRONA Inc	7,065	401		MetLife Inc	35,981	1,958
Hill-Rom Holdings Inc	468	27		Old Republic International Corp	8,511	177
Medtronic PLC	383,782	29,175		ProAssurance Corp	1,919	104
OPKO Health Inc (a)	846	7		Progressive Corp/The	11,486	430
QIAGEN NV (a)	6,971	202		Prudential Financial Inc	17,644	1,854
Teleflex Inc	1,170	196		Reinsurance Group of America Inc	2,126	267
Thermo Fisher Scientific Inc	4,679	713		RenaissanceRe Holdings Ltd	1,445	197
VWR Corp (a)	2,846	74		Torchmark Corp	3,885	286
Zimmer Biomet Holdings Inc	1,899	225		Travelers Cos Inc/The	12,463	1,468
		$64,616		Unum Group	7,675	349
Healthcare - Services - 3.58%				Validus Holdings Ltd	2,722	155
Aetna Inc	103,133	12,233		Voya Financial Inc	6,729	271
Anthem Inc	165,300	25,479		WR Berkley Corp	3,274	220
Cigna Corp	95,218	13,923		XL Group Ltd	281,800	10,587
DaVita Inc (a)	3,325	212				$95,165
Envision Healthcare Corp (a)	1,195	81		Internet - 0.41%
HCA Holdings Inc (a)	6,679	536		Alphabet Inc - A Shares (a)	7,345	6,024
Humana Inc	1,765	350		FireEye Inc (a)	3,408	46
Laboratory Corp of America Holdings (a)	1,839	247		IAC/InterActiveCorp (a)	474	33
LifePoint Health Inc (a)	1,372	82		Liberty Expedia Holdings Inc (a)	1,483	65
MEDNAX Inc (a)	1,037	71		Liberty Ventures (a)	2,016	88
				Pandora Media Inc (a)	917	12
Quest Diagnostics Inc	4,426	407
Quintiles IMS Holdings Inc (a)	1,101	86		Symantec Corp	11,463	316
				Yahoo! Inc (a)	18,954	835
UnitedHealth Group Inc	69,952	11,339		Yelp Inc (a)	478	20
Universal Health Services Inc	2,096	236		Zillow Group Inc - A Shares (a)	481	18
WellCare Health Plans Inc (a)	258	38		Zillow Group Inc - C Shares (a)	940	33
		$65,320
Holding Companies - Diversified - 0.01%						$7,490
Leucadia National Corp	10,698	255		Iron & Steel - 0.07%
				Nucor Corp	10,452	607
Home Builders - 0.03%				Reliance Steel & Aluminum Co	2,426	193
CalAtlantic Group Inc	2,106	74		Steel Dynamics Inc	6,734	228
DR Horton Inc	4,853	145		United States Steel Corp	5,282	173
Lennar Corp - A Shares	2,757	123				$1,201
Lennar Corp - B Shares	465	17		Leisure Products & Services - 0.74%
PulteGroup Inc	7,593	163		Brunswick Corp/DE	733	44
Toll Brothers Inc (a)	2,650	83		Carnival Corp	233,189	12,914
		$605		Royal Caribbean Cruises Ltd	5,086	476
				Vista Outdoor Inc (a)	1,602	46
Home Furnishings - 0.03%
Harman International Industries Inc	1,231	137				$13,480
Whirlpool Corp	2,025	354		Lodging - 0.05%
		$491		Choice Hotels International Inc	546	30
Housewares - 0.00%				Extended Stay America Inc	2,714	44
				Hilton Grand Vacations Inc (a)	617	18
Scotts Miracle-Gro Co/The	328	30
				Hilton Worldwide Holdings Inc	815	47
				Hyatt Hotels Corp (a)	1,153	63
Insurance - 5.22%
Aflac Inc	18,597	1,302		Marriott International Inc/MD	3,811	323
Alleghany Corp (a)	482	295		MGM Resorts International (a)	13,188	380
Allied World Assurance Co Holdings AG	3,089	164		Wynn Resorts Ltd	219	22
Allstate Corp/The	175,568	13,204				$927

See accompanying notes

Schedule of Investments LargeCap Value Fund III

January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Machinery - Construction & Mining - 0.07%				Oil & Gas (continued)
Caterpillar Inc	12,204	$1,167		ConocoPhillips	519,103	$25,311
Oshkosh Corp	2,468	172		Continental Resources Inc/OK (a)	1,744	85
		$1,339		Devon Energy Corp	10,401	474
Machinery - Diversified - 0.56%				Diamond Offshore Drilling Inc (a)	2,433	40
AGCO Corp	2,274	143		Diamondback Energy Inc (a)	1,814	191
Cummins Inc	5,879	864		Energen Corp (a)	3,150	170
Deere & Co	77,737	8,322		Ensco PLC	10,682	117
IDEX Corp	290	26		EOG Resources Inc	139,675	14,188
Manitowoc Foodservice Inc (a)	2,869	55		EQT Corp	5,128	311
Rockwell Automation Inc	2,022	299		Exxon Mobil Corp	242,438	20,338
Roper Technologies Inc	1,941	372		Helmerich & Payne Inc	3,141	223
Xylem Inc/NY	2,840	140		Hess Corp	6,128	332
Zebra Technologies Corp (a)	416	35		HollyFrontier Corp	5,305	154
		$10,256		Kosmos Energy Ltd (a)	5,228	34
Media - 1.57%				Laredo Petroleum Inc (a)	5,244	71
Comcast Corp - Class A	180,468	13,610		Marathon Oil Corp	64,523	1,081
Discovery Communications Inc - A Shares (a)	691	20		Marathon Petroleum Corp	11,496	552
Discovery Communications Inc - C Shares (a)	917	25		Murphy Oil Corp	5,163	149
DISH Network Corp (a)	1,583	94		Murphy USA Inc (a)	513	33
John Wiley & Sons Inc	1,505	83		Nabors Industries Ltd	9,396	153
Liberty Broadband Corp - A Shares (a)	891	75		Newfield Exploration Co (a)	4,660	187
Liberty Broadband Corp - C Shares (a)	3,187	272		Noble Corp PLC	9,357	63
Liberty Media Corp-Liberty SiriusXM - A	3,030	110		Noble Energy Inc	24,418	971
Shares (a)				Occidental Petroleum Corp	320,647	21,730
Liberty Media Corp-Liberty SiriusXM - C	5,778	207		Parsley Energy Inc (a)	4,694	165
Shares (a)				Patterson-UTI Energy Inc	5,060	142
TEGNA Inc	6,879	158		PBF Energy Inc	3,751	87
Thomson Reuters Corp	9,171	411		Phillips 66	169,415	13,828
Time Warner Inc	9,295	900		Pioneer Natural Resources Co	3,563	642
Twenty-First Century Fox Inc - A Shares	390,883	12,266		QEP Resources Inc (a)	8,013	140
Twenty-First Century Fox Inc - B Shares	7,452	231		Range Resources Corp	6,212	201
Viacom Inc - A Shares	255	12		Rice Energy Inc (a)	5,264	104
Viacom Inc - B Shares	1,384	58		Rowan Cos PLC (a)	4,827	86
				RSP Permian Inc (a)	146,640	6,241
		$28,532
Metal Fabrication & Hardware - 0.01%				SM Energy Co	3,263	99
Timken Co/The	2,552	113		Tesoro Corp	3,775	305
				Transocean Ltd (a)	11,632	162
Valmont Industries Inc	243	35
		$148		Valero Energy Corp	25,077	1,649
				Whiting Petroleum Corp (a)	7,557	84
Mining - 0.08%				WPX Energy Inc (a)	11,309	157
Alcoa Corp	4,771	174
Compass Minerals International Inc	1,150	96				$173,353
Freeport-McMoRan Inc (a)	32,097	535		Oil & Gas Services - 0.99%
Newmont Mining Corp	11,618	422		Baker Hughes Inc	24,524	1,547
				Dril-Quip Inc (a)	1,460	91
Southern Copper Corp	1,386	53
Tahoe Resources Inc	9,671	88		Frank's International NV	1,587	19
		$1,368		Halliburton Co	235,326	13,312
Miscellaneous Manufacturers - 0.47%				National Oilwell Varco Inc	8,260	312
Carlisle Cos Inc	1,485	162		Oceaneering International Inc	3,563	99
Colfax Corp (a)	3,405	133		RPC Inc	2,630	57
Crane Co	1,754	126		Schlumberger Ltd	30,476	2,551
Donaldson Co Inc	833	35				$17,988
Dover Corp	4,764	370		Packaging & Containers - 0.04%
Eaton Corp PLC	15,353	1,087		Bemis Co Inc	2,908	142
General Electric Co	162,439	4,825		Graphic Packaging Holding Co	4,913	61
Ingersoll-Rand PLC	6,070	482		Sonoco Products Co	3,452	190
ITT Inc	2,832	116		WestRock Co	7,874	420
Parker-Hannifin Corp	5,167	760				$813
Textron Inc	5,807	275		Pharmaceuticals - 9.00%
Trinity Industries Inc	4,911	135		Allergan PLC	2,987	654
		$8,506		Cardinal Health Inc	226,323	16,965
				Endo International PLC (a)	7,111	87
Office & Business Equipment - 0.01%				Express Scripts Holding Co (a)	291,900	20,106
Xerox Corp	33,350	231
				Johnson & Johnson	422,796	47,883
				Mallinckrodt PLC (a)	3,538	172
Oil & Gas - 9.51%
Anadarko Petroleum Corp	25,252	1,756		Mead Johnson Nutrition Co	3,521	248
Antero Resources Corp (a)	5,638	138		Merck & Co Inc	357,435	22,157
				Mylan NV (a)	6,817	259
Apache Corp	2,538	152
BP PLC ADR	717,280	25,808		Perrigo Co PLC	4,232	322
Cabot Oil & Gas Corp	4,281	92		Pfizer Inc	784,055	24,878
Chesapeake Energy Corp (a)	17,996	116		Premier Inc (a)	1,504	48
Chevron Corp	300,680	33,481		Sanofi ADR	379,216	15,465
Cimarex Energy Co	2,439	330		Teva Pharmaceutical Industries Ltd ADR	443,923	14,840
Concho Resources Inc (a)	3,086	430				$164,084

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Pipelines - 0.12%				REITS (continued)
Kinder Morgan Inc/DE	42,034	$939		UDR Inc	8,166	$285
Spectra Energy Corp	12,931	539		Ventas Inc	9,067	559
Targa Resources Corp	5,267	304		VEREIT Inc	31,253	267
Williams Cos Inc/The	12,568	362		Vornado Realty Trust	3,753	399
		$2,144		Weingarten Realty Investors	3,919	140
Real Estate - 0.01%				Welltower Inc	11,596	769
Jones Lang LaSalle Inc	1,340	138		Weyerhaeuser Co	23,399	733
Realogy Holdings Corp	4,691	122		WP Carey Inc	3,431	213
		$260				$40,952
REITS - 2.25%				Retail - 5.12%
AGNC Investment Corp	11,368	212		AutoNation Inc (a)	1,227	65
Alexandria Real Estate Equities Inc	2,174	241		Bed Bath & Beyond Inc	4,158	168
American Campus Communities Inc	4,193	204		Best Buy Co Inc	8,498	378
American Homes 4 Rent	5,852	130		Burlington Stores Inc (a)	1,040	87
Annaly Capital Management Inc	33,038	338		Cabela's Inc (a)	1,428	80
Apartment Investment & Management Co	5,005	221		Coach Inc	6,969	260
Apple Hospitality REIT Inc	5,819	117		CST Brands Inc	2,358	114
AvalonBay Communities Inc	4,806	833		CVS Health Corp	519,280	40,924
Boston Properties Inc	2,764	362		Dick's Sporting Goods Inc	807	42
Brandywine Realty Trust	6,233	100		Dillard's Inc	655	37
Brixmor Property Group Inc	6,446	156		Foot Locker Inc	597	41
Camden Property Trust	2,795	234		GameStop Corp	3,366	82
Care Capital Properties Inc	2,930	72		Gap Inc/The	6,636	153
Chimera Investment Corp	7,268	128		Genuine Parts Co	374	36
Colony NorthStar Inc	12,217	170		Home Depot Inc/The	137,000	18,849
Columbia Property Trust Inc	4,093	91		Kohl's Corp	5,760	229
Communications Sales & Leasing Inc	4,239	111		L Brands Inc	4,351	262
CoreCivic Inc	3,896	113		Liberty Interactive Corp QVC Group (a)	5,884	113
Corporate Office Properties Trust	3,402	108		Lowe's Cos Inc	195,352	14,276
Crown Castle International Corp	888	78		Macy's Inc	9,297	275
DCT Industrial Trust Inc	3,076	137		Michaels Cos Inc/The (a)	1,030	20
Digital Realty Trust Inc	1,033	111		MSC Industrial Direct Co Inc	988	101
Douglas Emmett Inc	4,660	176		Nu Skin Enterprises Inc	1,141	59
Duke Realty Corp	11,076	269		Penske Automotive Group Inc	1,382	75
Empire State Realty Trust Inc	2,090	43		PVH Corp	2,535	238
EPR Properties	2,146	159		Signet Jewelers Ltd	254	20
Equity Commonwealth (a)	4,318	133		Staples Inc	20,791	191
Equity One Inc	3,268	102		Target Corp	165,850	10,694
Equity Residential	7,789	473		Tiffany & Co	3,358	264
Essex Property Trust Inc	1,518	341		Urban Outfitters Inc (a)	953	25
GGP Inc	12,565	312		Walgreens Boots Alliance Inc	21,755	1,783
Highwoods Properties Inc	3,256	167		Wal-Mart Stores Inc	46,816	3,125
Hospitality Properties Trust	5,383	168		Wendy's Co/The	3,547	48
Host Hotels & Resorts Inc	22,873	413		World Fuel Services Corp	2,545	113
Kilroy Realty Corp	2,984	223				$93,227
Kimco Realty Corp	12,211	304		Savings & Loans - 0.01%
Liberty Property Trust	4,869	187		People's United Financial Inc	10,652	200
Life Storage Inc	559	46
Macerich Co/The	4,279	294		Semiconductors - 3.41%
MFA Financial Inc	14,816	117		Analog Devices Inc	6,705	503
Mid-America Apartment Communities Inc	3,489	331		Applied Materials Inc	13,152	451
National Retail Properties Inc	4,482	195		Intel Corp	129,804	4,779
Omega Healthcare Investors Inc	3,864	124		IPG Photonics Corp (a)	338	39
Outfront Media Inc	4,093	112		Lam Research Corp	58,557	6,726
Paramount Group Inc	6,142	103		Linear Technology Corp	2,771	175
Park Hotels & Resorts Inc	1,121	30		Micron Technology Inc (a)	22,593	545
Piedmont Office Realty Trust Inc	5,308	115		ON Semiconductor Corp (a)	12,385	165
Prologis Inc	18,187	888		Qorvo Inc (a)	3,520	226
Public Storage	57,524	12,368		QUALCOMM Inc	348,881	18,640
Quality Care Properties Inc (a)	3,366	62		Skyworks Solutions Inc	332	31
Rayonier Inc (b)	4,355	121		Teradyne Inc	7,154	203
Realty Income Corp	5,634	336		Texas Instruments Inc	388,849	29,373
Regency Centers Corp	2,542	177		Xilinx Inc	3,803	221
Retail Properties of America Inc	8,226	123				$62,077
Senior Housing Properties Trust	7,094	135		Shipbuilding - 0.00%
Simon Property Group Inc	70,572	12,970		Huntington Ingalls Industries Inc	347	67
SL Green Realty Corp	3,054	333
Spirit Realty Capital Inc	15,676	165		Software - 3.75%
Starwood Property Trust Inc	8,678	193		Akamai Technologies Inc (a)	584	40
STORE Capital Corp	4,846	115		ANSYS Inc (a)	1,952	182
Sun Communities Inc	2,197	173		Autodesk Inc (a)	826	67
Tanger Factory Outlet Centers Inc	910	31		CA Inc	8,686	272
Taubman Centers Inc	1,043	74		CommerceHub Inc - Series A (a)	413	6
Two Harbors Investment Corp	13,513	119

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	(d) Restricted Security. Please see Restricted Security Sub-Schedule for more
Software (continued)				information.
CommerceHub Inc - Series C (a)	769	$11
Donnelley Financial Solutions Inc (a)	1,370	33
Dun & Bradstreet Corp/The	769	94
Fidelity National Information Services Inc	3,062	243		Portfolio Summary (unaudited)
Microsoft Corp	415,600	26,869		Sector	Percent
Nuance Communications Inc (a)	1,709	27		Consumer, Non-cyclical	24.95%
Oracle Corp	995,420	39,926		Financial	23.26%
PTC Inc (a)	1,877	99		Energy	10.63%
SS&C Technologies Holdings Inc	432	14		Industrial	10.47%
Synopsys Inc (a)	4,082	257		Technology	8.27%
Twilio Inc (a)	104	3		Consumer, Cyclical	7.02%
VMware Inc (a)	1,660	145		Communications	5.66%
Zynga Inc (a)	21,668	55		Investment Companies	4.58%
		$68,343		Basic Materials	3.11%
Telecommunications - 3.68%				Utilities	2.47%
ARRIS International PLC (a)	4,859	139		Diversified	0.01%
AT&T Inc	841,661	35,485		Other Assets and Liabilities	(0.43)%
CenturyLink Inc	15,876	411		TOTAL NET ASSETS	100.00%
Cisco Systems Inc	152,262	4,677
EchoStar Corp (a)	1,922	98
Frontier Communications Corp	34,468	120
Juniper Networks Inc	12,137	325
Level 3 Communications Inc (a)	6,391	380
Motorola Solutions Inc	3,373	272
Sprint Corp (a)	22,440	207
Telephone & Data Systems Inc	2,795	86
T-Mobile US Inc (a)	4,167	259
United States Cellular Corp (a)	397	18
Verizon Communications Inc	502,120	24,609
		$67,086
Textiles - 0.01%
Mohawk Industries Inc (a)	436	94

Transportation - 2.06%
CSX Corp	31,876	1,479
Expeditors International of Washington Inc	1,849	96
FedEx Corp	64,300	12,160
Genesee & Wyoming Inc (a)	1,793	135
Kansas City Southern	3,294	283
Kirby Corp (a)	1,622	104
Norfolk Southern Corp	66,747	7,840
Old Dominion Freight Line Inc	970	86
Ryder System Inc	1,773	137
Union Pacific Corp	142,403	15,178
		$37,498
Water - 0.02%
American Water Works Co Inc	5,346	393

TOTAL COMMON STOCKS		$1,746,611
INVESTMENT COMPANIES - 4.58%	Shares Held	Value(000	's)
Money Market Funds - 4.58%
Cash Account Trust - Government & Agency	692,671	693
Portfolio - Government Cash Managed
First American Government Obligations Fund	33,008,115	33,008
Goldman Sachs Financial Square Funds -	49,685,124	49,685
Government Fund
		$83,386
TOTAL INVESTMENT COMPANIES		$83,386
Total Investments		$1,829,997
Other Assets and Liabilities - (0.43)%		$(7,858)
TOTAL NET ASSETS - 100.00%		$1,822,139

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $121 or 0.01% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Inputs used in the valuation may be unobservable; however, not all securities are included in Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2017 (unaudited)

Restricted Securities

Security Name	Trade Date		Cost		Value	Percent of Net Assets
Safeway, Inc. - CVR - Property Development	04/13/2015			$1	$—	0.00%
Centers
Amounts in thousands

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2017	Long	730	$82,728		$83,019	$291
Total						$291

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments MidCap Fund January 31, 2017 (unaudited)

COMMON STOCKS - 101.00%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 2.73%				Internet - 2.96%
TransDigm Group Inc	1,578,289	$341,542		Liberty Expedia Holdings Inc (a)	1,613,630	$71,016
				Liberty Ventures (a)	2,418,116	105,551
Banks - 1.31%				VeriSign Inc (a)	2,400,050	192,508
M&T Bank Corp	1,010,073	164,207				$369,075
				Machinery - Diversified - 2.04%
Beverages - 0.37%				Roper Technologies Inc	1,328,697	254,910
Brown-Forman Corp - B Shares	1,002,685	45,722
				Media - 6.32%
Building Materials - 1.54%				Liberty Broadband Corp - A Shares (a)	866,661	72,522
Martin Marietta Materials Inc	746,046	171,292		Liberty Broadband Corp - C Shares (a)	2,647,644	225,950
Vulcan Materials Co	159,521	20,471		Liberty Global PLC - A Shares (a)	1,012,265	36,928
		$191,763		Liberty Global PLC - C Shares (a)	6,223,687	218,638
Chemicals - 3.61%				Liberty Media Corp-Liberty Braves - A Shares	154,678	3,086
Air Products & Chemicals Inc	1,903,060	265,972		(a)
Axalta Coating Systems Ltd (a)	1,692,521	49,083		Liberty Media Corp-Liberty Braves - C Shares	676,915	13,525
Sherwin-Williams Co/The	447,279	135,888		(a)
		$450,943		Liberty Media Corp-Liberty Formula One - A	386,239	11,193
Commercial Services - 11.72%				Shares (a)
AMERCO	55,860	21,041		Liberty Media Corp-Liberty Formula One - C	1,106,262	31,794
Brookfield Business Partners LP	389,635	9,523		Shares (a)
Ecolab Inc	598,420	71,888		Liberty Media Corp-Liberty SiriusXM - A	1,187,227	43,025
IHS Markit Ltd (a)	2,543,167	100,328		Shares (a)
KAR Auction Services Inc	3,436,575	156,536		Liberty Media Corp-Liberty SiriusXM - C	3,681,395	132,125
Live Nation Entertainment Inc (a)	3,459,957	99,024		Shares (a)
Macquarie Infrastructure Corp	1,852,314	138,905				$788,786
Moody's Corp	3,366,408	348,996		Miscellaneous Manufacturers - 1.97%
Robert Half International Inc	863,864	40,653		Colfax Corp (a),(b)	6,313,001	246,207
S&P Global Inc	2,192,557	263,501
Verisk Analytics Inc (a)	2,582,434	213,412		Pharmaceuticals - 2.37%
		$1,463,807		Mead Johnson Nutrition Co	531,471	37,448
Distribution & Wholesale - 1.12%				Zoetis Inc	4,708,305	258,674
Fastenal Co	1,480,628	73,557				$296,122
HD Supply Holdings Inc (a)	1,557,536	65,884		Private Equity - 1.19%
		$139,441		KKR & Co LP	2,197,099	38,141
Diversified Financial Services - 2.08%				Onex Corp	1,584,589	110,461
FNF Group	7,002,024	247,592				$148,602
FNFV Group (a)	952,924	12,388		Real Estate - 7.51%
		$259,980		Brookfield Asset Management Inc	17,734,495	613,259
Electric - 2.31%				Brookfield Property Partners LP	2,186,423	49,085
Brookfield Infrastructure Partners LP	6,701,446	234,216		CBRE Group Inc (a)	6,210,257	188,543
Brookfield Renewable Partners LP	1,778,831	53,756		Howard Hughes Corp/The (a)	813,034	86,678
		$287,972				$937,565
Electronics - 0.71%				REITS - 2.19%
Sensata Technologies Holding NV (a)	2,123,691	89,089		Equinix Inc	382,496	147,253
				Forest City Realty Trust Inc	5,572,068	126,152
Engineering & Construction - 3.44%						$273,405
SBA Communications Corp (a)	4,079,134	429,370		Retail - 15.25%
				AutoZone Inc (a)	265,838	192,727
Healthcare - Products - 2.12%				CarMax Inc (a)	5,868,783	391,506
CR Bard Inc	804,516	190,936		Copart Inc (a)	2,478,633	140,638
DENTSPLY SIRONA Inc	1,305,430	74,018		Dollar General Corp	866,313	63,951
		$264,954		Dollar Tree Inc (a)	3,350,612	258,634
Healthcare - Services - 1.00%				O'Reilly Automotive Inc (a)	1,067,629	280,007
DaVita Inc (a)	1,957,181	124,770		Restaurant Brands International Inc	6,119,228	300,332
				Ross Stores Inc	4,182,221	276,487
Holding Companies - Diversified - 0.81%						$1,904,282
Leucadia National Corp	4,261,811	101,644		Semiconductors - 1.39%
				Microchip Technology Inc	2,576,539	173,530
Home Builders - 0.83%
Lennar Corp - A Shares	1,300,905	58,085		Software - 5.97%
NVR Inc (a)	24,270	45,094		Autodesk Inc (a)	3,322,639	270,263
		$103,179		CDK Global Inc	1,407,070	88,012
Insurance - 13.31%				Fidelity National Information Services Inc	2,466,494	195,889
Alleghany Corp (a)	84,296	51,553		Intuit Inc	1,321,037	156,649
Aon PLC	3,866,447	435,749		MSCI Inc	426,426	35,287
Arch Capital Group Ltd (a)	1,363,793	120,491				$746,100
Brown & Brown Inc	2,634,574	110,995		Telecommunications - 1.37%
Loews Corp	4,244,205	197,695		EchoStar Corp (a)	632,357	32,206
Markel Corp (a)	455,333	421,183		Motorola Solutions Inc	1,721,567	138,948
Progressive Corp/The	2,783,282	104,206				$171,154
White Mountains Insurance Group Ltd	114,136	103,836
Willis Towers Watson PLC	926,382	115,918
		$1,661,626

See accompanying notes

Schedule of Investments
MidCap Fund
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held		Value(000's)
Textiles - 1.46%
Mohawk Industries Inc (a)	846,615		$182,733

TOTAL COMMON STOCKS			$12,612,480
INVESTMENT COMPANIES - 0.13%	Shares Held		Value(000's)
Money Market Funds - 0.13%
Goldman Sachs Financial Square Funds -	16,348,809		16,349
Government Fund

TOTAL INVESTMENT COMPANIES			$16,349
Total Investments			$12,628,829
Other Assets and Liabilities - (1.13)%			$(141,192)
TOTAL NET ASSETS - 100.00%			$12,487,637

(a) Non-Income Producing Security
(b)		Affiliated Security as defined by the Investment Company Act of 1940 (the
Fund controls 5.0% or more of the outstanding voting shares of the security). Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Sector			Percent
Financial			27.59%
Consumer, Cyclical			18.66%
Consumer, Non-cyclical			17.58%
Industrial			12.43%
Communications			10.65%
Technology			7.36%
Basic Materials			3.61%
Utilities			2.31%
Diversified			0.81%
Investment Companies			0.13%
Other Assets and Liabilities			(1.13)%
TOTAL NET ASSETS			100.00%

October 31,		October 31,						January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Colfax Corp	6,242,338	$272,915	149,160	$5,615	78,497		$2,896	6,313,001	$274,585
		$272,915		$5,615			$2,896		$274,585

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Colfax Corp	$		—		$(1,049)	$			—
	$		—		$(1,049)	$			—
Amounts in thousands except shares

See accompanying notes

     Schedule of Investments MidCap Growth Fund January 31, 2017 (unaudited)

COMMON STOCKS - 98.57%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Airlines - 1.03%				Lodging - 1.60%
Southwest Airlines Co	26,834	$1,404		MGM Resorts International (a)	75,712	$2,180

Automobile Parts & Equipment - 3.51%				Machinery - Diversified - 4.64%
BorgWarner Inc	59,756	2,440		Deere & Co	15,758	1,687
Mobileye NV (a)	54,303	2,333		Middleby Corp/The (a)	24,233	3,252
		$4,773		Rockwell Automation Inc	9,200	1,361
Banks - 3.44%						$6,300
Comerica Inc	30,683	2,072		Metal Fabrication & Hardware - 1.11%
Zions Bancorporation	61,661	2,601		Timken Co/The	33,854	1,503
		$4,673
Biotechnology - 3.04%				Miscellaneous Manufacturers - 2.47%
BioMarin Pharmaceutical Inc (a)	21,434	1,878		Colfax Corp (a)	40,398	1,576
Incyte Corp (a)	18,588	2,253		Parker-Hannifin Corp	12,127	1,784
		$4,131				$3,360
Building Materials - 1.04%				Oil & Gas - 1.88%
Vulcan Materials Co	10,976	1,409		Pioneer Natural Resources Co	14,191	2,558

Chemicals - 3.16%				Pharmaceuticals - 2.28%
Albemarle Corp	25,668	2,378		Zoetis Inc	56,394	3,098
Celanese Corp	22,738	1,919
		$4,297		Retail - 7.68%
				Burlington Stores Inc (a)	31,662	2,650
Commercial Services - 7.23%
Booz Allen Hamilton Holding Corp	100,801	3,409		PVH Corp	21,978	2,062
Cintas Corp	15,439	1,793		Ross Stores Inc	27,850	1,841
TransUnion (a)	69,799	2,201		Ulta Beauty Inc (a)	14,260	3,883
Vantiv Inc (a)	38,932	2,423				$10,436
		$9,826		Semiconductors - 6.56%
Diversified Financial Services - 3.27%				Applied Materials Inc	105,004	3,596
E*TRADE Financial Corp (a)	37,522	1,405		Micron Technology Inc (a)	110,635	2,668
				Microsemi Corp (a)	49,973	2,656
Intercontinental Exchange Inc	51,975	3,033
		$4,438				$8,920
Electrical Components & Equipment - 1.72%				Software - 9.99%
AMETEK Inc	45,679	2,334		Activision Blizzard Inc	37,229	1,497
				CommVault Systems Inc (a)	26,161	1,285
				Electronic Arts Inc (a)	25,402	2,119
Electronics - 1.56%
Trimble Inc (a)	71,781	2,126		Fidelity National Information Services Inc	28,544	2,267
				ServiceNow Inc (a)	50,677	4,592
				Take-Two Interactive Software Inc (a)	33,926	1,820
Entertainment - 1.25%
Vail Resorts Inc	9,895	1,697				$13,580
				Telecommunications - 3.15%
Environmental Control - 1.51%				CommScope Holding Co Inc (a)	77,766	2,941
Waste Connections Inc	25,603	2,056		Finisar Corp (a)	45,092	1,333
						$4,274
Hand & Machine Tools - 1.19%				Textiles - 1.59%
Kennametal Inc	45,191	1,615		Mohawk Industries Inc (a)	10,028	2,164

Healthcare - Products - 6.85%				Transportation - 1.66%
Edwards Lifesciences Corp (a)	21,009	2,022		Canadian Pacific Railway Ltd	14,953	2,260
IDEXX Laboratories Inc (a)	29,434	3,601
Nevro Corp (a)	19,011	1,654		TOTAL COMMON STOCKS		$133,970
NuVasive Inc (a)	28,769	2,036		INVESTMENT COMPANIES - 0.23%	Shares Held	Value(000	's)
		$9,313		Money Market Funds - 0.23%
Healthcare - Services - 2.49%				Goldman Sachs Financial Square Funds -	315,602	316
WellCare Health Plans Inc (a)	23,267	3,386		Government Fund

Home Builders - 0.95%				TOTAL INVESTMENT COMPANIES		$316
DR Horton Inc	43,114	1,290		Total Investments		$134,286
				Other Assets and Liabilities - 1.20%		$1,626
Housewares - 1.23%				TOTAL NET ASSETS - 100.00%		$135,912
Newell Brands Inc	35,295	1,671

Internet - 5.65%				(a) Non-Income Producing Security
eBay Inc (a)	51,956	1,654
Expedia Inc	20,274	2,465
GrubHub Inc (a)	42,996	1,787
Match Group Inc (a)	102,373	1,778
		$7,684
Leisure Products & Services - 3.84%
Brunswick Corp/DE	35,628	2,132
Royal Caribbean Cruises Ltd	32,914	3,082
		$5,214

See accompanying notes

Schedule of Investments
MidCap Growth Fund
January 31, 2017 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Cyclical	22.68%
Consumer, Non-cyclical	21.89%
Industrial	16.90%
Technology	16.55%
Communications	8.80%
Financial	6.71%
Basic Materials	3.16%
Energy	1.88%
Investment Companies	0.23%
Other Assets and Liabilities	1.20%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2017 (unaudited)

COMMON STOCKS - 95.55%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.26%				Chemicals - 0.76%
Interpublic Group of Cos Inc/The	40,249	$947		Axalta Coating Systems Ltd (a)	183,988	$5,336
Omnicom Group Inc	21,397	1,833		Celanese Corp	2,459	208
		$2,780		FMC Corp	9,605	578
Aerospace & Defense - 0.82%				International Flavors & Fragrances Inc	5,044	591
B/E Aerospace Inc	6,397	393		NewMarket Corp	607	262
HEICO Corp	1,947	150		RPM International Inc	8,118	424
HEICO Corp - Class A	3,567	236		Valspar Corp/The	4,908	543
Rockwell Collins Inc	8,214	746		Valvoline Inc	1,225	28
Spirit AeroSystems Holdings Inc	7,740	465				$7,970
TransDigm Group Inc	30,500	6,600		Commercial Services - 8.28%
		$8,590		AMERCO	325	122
Airlines - 0.10%				Aramark	6,502	220
Alaska Air Group Inc	9,617	902		Booz Allen Hamilton Holding Corp	208,025	7,035
JetBlue Airways Corp (a)	8,248	162		Cintas Corp	5,567	646
				CoreLogic Inc/United States (a)	5,412	191
		$1,064		CoStar Group Inc (a)	62,209	12,572
Apparel - 1.10%
Carter's Inc	4,206	352		Equifax Inc	37,154	4,357
Hanesbrands Inc	417,091	9,889		Euronet Worldwide Inc (a)	125,180	8,953
Michael Kors Holdings Ltd (a)	16,250	696		FleetCor Technologies Inc (a)	5,767	851
				Gartner Inc (a)	83,516	8,298
Ralph Lauren Corp	462	41
Skechers U.S.A. Inc (a)	11,020	277		Global Payments Inc	9,615	743
Under Armour Inc - Class C (a)	15,262	293		KAR Auction Services Inc	8,640	394
				Live Nation Entertainment Inc (a)	7,000	200
		$11,548
Automobile Manufacturers - 0.01%				LSC Communications Inc	2,615	69
PACCAR Inc	1,879	127		MarketAxess Holdings Inc	22,221	4,161
				Moody's Corp	9,548	990
Automobile Parts & Equipment - 1.46%				Morningstar Inc	1,470	112
Adient PLC (a)	1,968	125		Nielsen Holdings PLC	17,796	728
				Quanta Services Inc (a)	4,059	146
BorgWarner Inc	6,637	271
Delphi Automotive PLC	24,492	1,716		Robert Half International Inc	12,315	580
Lear Corp	6,376	906		Rollins Inc	8,593	303
Mobileye NV (a)	98,925	4,250		RR Donnelley & Sons Co	3,935	68
Visteon Corp (a)	3,064	274		Sabre Corp	17,883	438
WABCO Holdings Inc (a)	71,426	7,788		Service Corp International/US	15,782	460
				ServiceMaster Global Holdings Inc (a)	11,153	412
		$15,330		Square Inc (a)	5,559	81
Banks - 3.13%				Total System Services Inc	10,346	524
Citizens Financial Group Inc	21,003	760		United Rentals Inc (a)	7,459	944
East West Bancorp Inc	255,717	13,154		Vantiv Inc (a)	218,058	13,572
First Hawaiian Inc	569	19		Verisk Analytics Inc (a)	211,578	17,485
First Republic Bank/CA	64,161	6,052		Western Union Co/The	51,133	1,001
Signature Bank/New York NY (a)	77,762	12,249
				WEX Inc (a)	3,308	378
SVB Financial Group (a)	2,386	411
Western Alliance Bancorp (a)	4,418	218				$87,034
				Computers - 3.29%
		$32,863		Check Point Software Technologies Ltd (a)	85,500	8,445
Beverages - 0.82%				CSRA Inc	327,268	10,152
Brown-Forman Corp - A Shares	4,325	202		DST Systems Inc	3,020	348
Brown-Forman Corp - B Shares	14,669	669		Fortinet Inc (a)	12,324	410
Dr Pepper Snapple Group Inc	84,407	7,698		Genpact Ltd	299,709	7,396
		$8,569		Leidos Holdings Inc	4,142	200
Biotechnology - 1.20%				MAXIMUS Inc	120,859	6,664
Alnylam Pharmaceuticals Inc (a)	5,246	210		NCR Corp (a)	10,432	449
AquaBounty Technologies Inc (a)	65	1		Teradata Corp (a)	11,981	352
BioMarin Pharmaceutical Inc (a)	86,957	7,620		VeriFone Systems Inc (a)	8,972	163
Charles River Laboratories International Inc	4,064	328				$34,579
(a)
Illumina Inc (a)	9,219	1,476		Consumer Products - 0.78%
Incyte Corp (a)	13,121	1,590		Avery Dennison Corp	8,360	610
Intercept Pharmaceuticals Inc (a)	1,295	142		Church & Dwight Co Inc	143,937	6,509
Intrexon Corp (a)	4,371	92		Clorox Co/The	6,956	835
Ionis Pharmaceuticals Inc (a)	9,611	428		Spectrum Brands Holdings Inc	2,118	283
Juno Therapeutics Inc (a)	4,476	95				$8,237
Seattle Genetics Inc (a)	7,678	463		Cosmetics & Personal Care - 0.00%
United Therapeutics Corp (a)	969	159		Coty Inc	1,434	28

		$12,604		Distribution & Wholesale - 3.06%
Building Materials - 1.79%				Fastenal Co	157,025	7,801
Eagle Materials Inc	3,942	412		HD Supply Holdings Inc (a)	19,843	839
Fortune Brands Home & Security Inc	129,044	7,115		LKQ Corp (a)	242,028	7,723
Johnson Controls International plc	12,375	544		Pool Corp	45,363	4,789
Lennox International Inc	3,841	602		Watsco Inc	65,995	10,080
Martin Marietta Materials Inc	4,777	1,097		WW Grainger Inc	3,492	882
Masco Corp	13,417	442				$32,114
Vulcan Materials Co	67,201	8,624
		$18,836

See accompanying notes

Schedule of Investments MidCap Growth Fund III

January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Diversified Financial Services - 3.38%				Healthcare - Products - 5.05%
Affiliated Managers Group Inc	75,449	$11,495		ABIOMED Inc (a)	30,927	$3,290
Air Lease Corp	4,560	166		Align Technology Inc (a)	49,890	4,574
Alliance Data Systems Corp	42,517	9,710		Bio-Techne Corp	3,139	319
Ameriprise Financial Inc	5,070	569		Bruker Corp	9,569	227
CBOE Holdings Inc	5,072	404		Cooper Cos Inc/The	43,905	8,105
Credit Acceptance Corp (a)	679	139		CR Bard Inc	6,734	1,598
Eaton Vance Corp	9,026	379		Edwards Lifesciences Corp (a)	97,643	9,397
Federated Investors Inc	7,835	204		Henry Schein Inc (a)	5,157	824
Intercontinental Exchange Inc	76,985	4,493		Hill-Rom Holdings Inc	5,405	318
Invesco Ltd	8,337	241		Hologic Inc (a)	17,603	714
Lazard Ltd	1,651	70		IDEXX Laboratories Inc (a)	75,423	9,226
LPL Financial Holdings Inc	1,127	44		Intuitive Surgical Inc (a)	16,594	11,495
Nasdaq Inc	73,010	5,150		OPKO Health Inc (a)	23,259	202
SEI Investments Co	7,952	386		Patterson Cos Inc	7,208	300
T Rowe Price Group Inc	16,082	1,085		ResMed Inc	8,851	598
TD Ameritrade Holding Corp	20,262	935		Teleflex Inc	500	84
		$35,470		Varex Imaging Corp (a)	2,386	69
Electrical Components & Equipment - 0.79%				Varian Medical Systems Inc (a)	5,967	463
Acuity Brands Inc	36,664	7,598		VWR Corp (a)	1,268	33
AMETEK Inc	2,658	136		West Pharmaceutical Services Inc	6,063	513
Energizer Holdings Inc	1,870	94		Zimmer Biomet Holdings Inc	6,199	734
Hubbell Inc	3,862	472				$53,083
		$8,300		Healthcare - Services - 3.47%
Electronics - 2.39%				Acadia Healthcare Co Inc (a)	137,415	5,273
Agilent Technologies Inc	10,601	519		Centene Corp (a)	152,612	9,656
Allegion PLC	5,976	393		DaVita Inc (a)	4,132	263
Amphenol Corp	25,522	1,723		Envision Healthcare Corp (a)	8,565	582
Fortive Corp	133,225	7,369		HealthSouth Corp	97,230	3,775
Gentex Corp	24,088	503		Laboratory Corp of America Holdings (a)	35,425	4,754
Mettler-Toledo International Inc (a)	16,382	6,989		MEDNAX Inc (a)	151,948	10,386
National Instruments Corp	6,738	212		Quintiles IMS Holdings Inc (a)	11,610	911
PerkinElmer Inc	2,258	120		Universal Health Services Inc	1,304	147
Trimble Inc (a)	210,853	6,245		WellCare Health Plans Inc (a)	4,776	695
Waters Corp (a)	7,316	1,036				$36,442
		$25,109		Home Builders - 0.21%
Engineering & Construction - 0.75%				CalAtlantic Group Inc	1,139	40
SBA Communications Corp (a)	74,508	7,843		DR Horton Inc	11,575	346
				Lennar Corp - A Shares	11,242	502
Entertainment - 1.56%				Lennar Corp - B Shares	1,136	41
Cinemark Holdings Inc	9,091	386		NVR Inc (a)	296	550
Lions Gate Entertainment Corp - A shares (a)	3,331	96		PulteGroup Inc	6,374	137
Lions Gate Entertainment Corp - B shares (a)	7,574	203		Thor Industries Inc	4,177	432
Regal Entertainment Group	3,002	68		Toll Brothers Inc (a)	6,363	200
Six Flags Entertainment Corp	164,597	9,807				$2,248
Vail Resorts Inc	34,261	5,877		Home Furnishings - 0.15%
		$16,437		Harman International Industries Inc	4,422	492
Environmental Control - 0.04%				Leggett & Platt Inc	14,503	692
Stericycle Inc (a)	4,852	374		Tempur Sealy International Inc (a)	4,547	195
				Whirlpool Corp	1,281	224
Food - 2.51%						$1,603
Blue Buffalo Pet Products Inc (a)	5,418	131		Housewares - 1.33%
Campbell Soup Co	18,247	1,136		Newell Brands Inc	267,652	12,668
Conagra Brands Inc	21,642	846		Scotts Miracle-Gro Co/The	3,578	329
Flowers Foods Inc	13,544	272		Toro Co/The	11,312	667
Hain Celestial Group Inc/The (a)	6,324	250		Tupperware Brands Corp	4,317	260
Hershey Co/The	13,093	1,381				$13,924
Hormel Foods Corp	23,370	848		Insurance - 0.66%
Ingredion Inc	6,027	773		AmTrust Financial Services Inc	977	26
Kellogg Co	14,431	1,049		Arthur J Gallagher & Co	12,466	671
Lamb Weston Holdings Inc	9,708	363		Brown & Brown Inc	830	35
McCormick & Co Inc/MD	86,294	8,245		Erie Indemnity Co	1,515	170
Pilgrim's Pride Corp	1,549	30		Lincoln National Corp	6,903	466
Post Holdings Inc (a)	3,152	264		Progressive Corp/The	8,798	329
Sprouts Farmers Market Inc (a)	11,296	211		Willis Towers Watson PLC	40,474	5,064
Tyson Foods Inc	157,517	9,890		XL Group Ltd	5,476	206
WhiteWave Foods Co/The (a)	10,970	604				$6,967
Whole Foods Market Inc	3,302	100		Internet - 1.45%
		$26,393		CDW Corp/DE	190,563	9,816
Hand & Machine Tools - 0.73%				Expedia Inc	7,522	915
Lincoln Electric Holdings Inc	3,486	291		F5 Networks Inc (a)	6,788	910
Snap-on Inc	38,903	7,062		GoDaddy Inc (a)	4,699	168
Stanley Black & Decker Inc	2,483	308		IAC/InterActiveCorp (a)	5,003	344
		$7,661		Liberty Expedia Holdings Inc (a)	1,230	54

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Internet (continued)				Miscellaneous Manufacturers (continued)
Liberty Ventures (a)	1,428	$62		Ingersoll-Rand PLC	12,392	$983
Match Group Inc (a)	4,577	80		Textron Inc	8,959	424
Palo Alto Networks Inc (a)	5,485	809				$12,679
Symantec Corp	5,376	148		Office & Business Equipment - 0.02%
Twitter Inc (a)	35,325	622		Pitney Bowes Inc	15,870	253
VeriSign Inc (a)	9,795	786
Yelp Inc (a)	4,719	197		Oil & Gas - 1.27%
Zillow Group Inc - A Shares (a)	3,235	116		Cabot Oil & Gas Corp	27,399	589
Zillow Group Inc - C Shares (a)	5,983	212		Cimarex Energy Co	911	123
		$15,239		Concho Resources Inc (a)	27,236	3,798
Iron & Steel - 0.02%				Continental Resources Inc/OK (a)	3,312	161
Steel Dynamics Inc	6,563	222		Devon Energy Corp	5,138	234
				Diamondback Energy Inc (a)	73,765	7,758
Leisure Products & Services - 0.18%				Murphy USA Inc (a)	2,000	127
Brunswick Corp/DE	6,397	383		Newfield Exploration Co (a)	3,122	125
Harley-Davidson Inc	17,664	1,007		Parsley Energy Inc (a)	1,424	50
Norwegian Cruise Line Holdings Ltd (a)	924	43		Southwestern Energy Co (a)	40,500	365
Polaris Industries Inc	4,886	411				$13,330
Vista Outdoor Inc (a)	1,274	37		Packaging & Containers - 1.42%
		$1,881		Ball Corp	145,838	11,121
Lodging - 0.40%				Bemis Co Inc	1,617	79
Choice Hotels International Inc	2,319	129		Berry Plastics Group Inc (a)	12,276	626
Extended Stay America Inc	2,588	42		Crown Holdings Inc (a)	13,197	715
Hilton Grand Vacations Inc (a)	4,633	136		Graphic Packaging Holding Co	20,024	251
Hilton Worldwide Holdings Inc	9,577	552		Owens-Illinois Inc (a)	14,308	270
Hyatt Hotels Corp (a)	617	34		Packaging Corp of America	9,022	832
Marriott International Inc/MD	21,955	1,857		Sealed Air Corp	17,736	860
MGM Resorts International (a)	2,617	75		Silgan Holdings Inc	3,435	201
Wyndham Worldwide Corp	11,310	894				$14,955
Wynn Resorts Ltd	4,546	461		Pharmaceuticals - 2.54%
		$4,180		ACADIA Pharmaceuticals Inc (a)	7,709	267
Machinery - Construction & Mining - 0.97%				Agios Pharmaceuticals Inc (a)	2,472	106
BWX Technologies Inc	105,393	4,373		Akorn Inc (a)	7,642	146
Oshkosh Corp	82,865	5,770		Alkermes PLC (a)	12,186	659
		$10,143		AmerisourceBergen Corp	15,661	1,367
Machinery - Diversified - 3.92%				DexCom Inc (a)	5,179	410
Cognex Corp	6,836	462		Herbalife Ltd (a)	6,228	350
Flowserve Corp	4,871	239		Mead Johnson Nutrition Co	113,544	8,000
Graco Inc	71,558	6,411		Neurocrine Biosciences Inc (a)	6,925	297
IDEX Corp	4,406	397		Perrigo Co PLC	41,609	3,169
Manitowoc Foodservice Inc (a)	5,595	107		Premier Inc (a)	1,912	61
Middleby Corp/The (a)	120,363	16,150		VCA Inc (a)	4,868	441
Nordson Corp	5,981	679		Zoetis Inc	206,919	11,368
Rockwell Automation Inc	51,005	7,549				$26,641
Roper Technologies Inc	4,553	873		Pipelines - 0.12%
Wabtec Corp/DE	86,553	7,499		ONEOK Inc	18,332	1,010
Xylem Inc/NY	9,590	473		Williams Cos Inc/The	7,042	203
Zebra Technologies Corp (a)	3,497	293				$1,213
		$41,132		Real Estate - 0.07%
Media - 1.27%				CBRE Group Inc (a)	24,980	758
AMC Networks Inc (a)	5,014	288
Cable One Inc	14,980	9,473		REITS - 0.99%
Discovery Communications Inc - A Shares (a)	11,934	338		Alexandria Real Estate Equities Inc	1,413	157
Discovery Communications Inc - C Shares (a)	12,942	359		Boston Properties Inc	1,631	213
FactSet Research Systems Inc	2,491	431		Care Capital Properties Inc	1,592	39
Scripps Networks Interactive Inc	9,285	707		Colony NorthStar Inc	25,212	351
Sirius XM Holdings Inc	184,103	869		CubeSmart	10,074	253
Viacom Inc - A Shares	1,277	58		CyrusOne Inc	5,104	246
Viacom Inc - B Shares	19,064	803		Digital Realty Trust Inc	10,000	1,076
		$13,326		Empire State Realty Trust Inc	6,900	141
Metal Fabrication & Hardware - 0.02%				Equinix Inc	4,361	1,679
Valmont Industries Inc	1,572	226		Equity LifeStyle Properties Inc	6,414	474
				Essex Property Trust Inc	2,564	575
Mining - 0.05%				Extra Space Storage Inc	10,481	755
Freeport-McMoRan Inc (a)	26,135	435		Federal Realty Investment Trust	4,434	623
Southern Copper Corp	3,004	115		Gaming and Leisure Properties Inc	15,945	504
		$550		Iron Mountain Inc	16,439	589
Miscellaneous Manufacturers - 1.21%				Lamar Advertising Co	8,163	616
AO Smith Corp	205,251	10,006		Life Storage Inc	2,526	206
AptarGroup Inc	1,592	116		Omega Healthcare Investors Inc	8,438	271
Carlisle Cos Inc	2,836	309		Outfront Media Inc	2,693	74
Donaldson Co Inc	10,189	431		Park Hotels & Resorts Inc	8,389	228
Hexcel Corp	7,976	410		Regency Centers Corp	1,720	120

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS (continued)				Software (continued)
Senior Housing Properties Trust	3,617	$69		Broadridge Financial Solutions Inc	54,099	$3,599
Tanger Factory Outlet Centers Inc	7,611	260		Cadence Design Systems Inc (a)	18,626	485
Taubman Centers Inc	2,567	182		CDK Global Inc	15,650	979
Ventas Inc	10,680	659		Cerner Corp (a)	119,581	6,422
		$10,360		Citrix Systems Inc (a)	14,986	1,367
Retail - 12.91%				CommerceHub Inc - Series A (a)	2,201	32
Advance Auto Parts Inc	4,460	733		Donnelley Financial Solutions Inc (a)	1,934	47
AutoNation Inc (a)	2,260	120		Dun & Bradstreet Corp/The	40,713	4,992
AutoZone Inc (a)	1,853	1,343		Electronic Arts Inc (a)	25,827	2,155
Bed Bath & Beyond Inc	5,029	203		Fidelity National Information Services Inc	17,529	1,392
Brinker International Inc	4,520	201		First Data Corp (a)	27,312	419
Burlington Stores Inc (a)	85,729	7,175		Fiserv Inc (a)	96,183	10,333
Cabela's Inc (a)	880	49		Guidewire Software Inc (a)	122,948	6,434
CarMax Inc (a)	12,160	811		Inovalon Holdings Inc (a)	5,900	68
Casey's General Stores Inc	49,583	5,697		Jack Henry & Associates Inc	8,665	778
Chipotle Mexican Grill Inc (a)	1,781	751		Manhattan Associates Inc (a)	6,383	327
Coach Inc	3,250	121		MSCI Inc	7,699	637
Copart Inc (a)	187,712	10,651		Nuance Communications Inc (a)	15,999	254
Darden Restaurants Inc	12,087	886		Paychex Inc	29,222	1,762
Dick's Sporting Goods Inc	5,952	307		PTC Inc (a)	4,446	234
Dollar General Corp	212,450	15,683		Red Hat Inc (a)	195,655	14,846
Dollar Tree Inc (a)	14,244	1,100		ServiceNow Inc (a)	89,720	8,131
Domino's Pizza Inc	36,483	6,368		Splunk Inc (a)	8,159	472
Dunkin' Brands Group Inc	7,852	407		SS&C Technologies Holdings Inc	13,247	426
Foot Locker Inc	12,723	872		Synopsys Inc (a)	105,486	6,634
Gap Inc/The	2,396	55		Tyler Technologies Inc (a)	48,949	7,147
Genuine Parts Co	13,008	1,259		Ultimate Software Group Inc/The (a)	40,783	7,898
Kate Spade & Co (a)	10,704	198		Veeva Systems Inc (a)	280,782	11,885
L Brands Inc	2,707	163		Workday Inc (a)	7,361	612
Liberty Interactive Corp QVC Group (a)	15,662	300				$120,864
Lululemon Athletica Inc (a)	109,370	7,384		Telecommunications - 0.40%
Michaels Cos Inc/The (a)	6,698	132		Arista Networks Inc (a)	34,002	3,196
MSC Industrial Direct Co Inc	1,814	185		ARRIS International PLC (a)	3,851	110
Nordstrom Inc	10,454	462		CommScope Holding Co Inc (a)	10,852	410
Nu Skin Enterprises Inc	1,646	85		Motorola Solutions Inc	1,216	98
Ollie's Bargain Outlet Holdings Inc (a)	226,750	6,927		Zayo Group Holdings Inc (a)	13,033	417
O'Reilly Automotive Inc (a)	74,734	19,601				$4,231
Panera Bread Co (a)	48,731	10,189		Textiles - 0.10%
Rite Aid Corp (a)	64,622	363		Mohawk Industries Inc (a)	4,795	1,035
Ross Stores Inc	205,112	13,560
Sally Beauty Holdings Inc (a)	11,992	285		Toys, Games & Hobbies - 0.96%
Signet Jewelers Ltd	5,269	409		Hasbro Inc	115,167	9,503
Tractor Supply Co	148,393	10,932		Mattel Inc	21,504	563
Ulta Beauty Inc (a)	32,975	8,979				$10,066
Urban Outfitters Inc (a)	6,414	170		Transportation - 1.71%
Wendy's Co/The	11,339	153		CH Robinson Worldwide Inc	12,123	922
Williams-Sonoma Inc	7,457	360		Expeditors International of Washington Inc	7,965	415
		$135,629		JB Hunt Transport Services Inc	73,200	7,253
Semiconductors - 2.10%				Landstar System Inc	3,780	320
IPG Photonics Corp (a)	37,315	4,291		Old Dominion Freight Line Inc	102,837	9,078
KLA-Tencor Corp	9,843	838				$17,988
Lam Research Corp	12,021	1,381		TOTAL COMMON STOCKS		$1,003,902
Linear Technology Corp	6,961	439		INVESTMENT COMPANIES - 4.21%	Shares Held	Value(000	's)
Maxim Integrated Products Inc	17,834	793		Money Market Funds - 4.21%
Microchip Technology Inc	13,253	893		BlackRock Liquidity Funds FedFund Portfolio	21,937,987	21,938
Monolithic Power Systems Inc	76,055	6,635		Cash Account Trust - Government & Agency	375,653	376
NVIDIA Corp	42,954	4,690		Portfolio - Government Cash Managed
ON Semiconductor Corp (a)	4,378	58
Qorvo Inc (a)	1,798	116		First American Government Obligations Fund	21,894,030	21,894
						$44,208
Skyworks Solutions Inc	15,721	1,442		TOTAL INVESTMENT COMPANIES		$44,208
Xilinx Inc	9,217	536		Total Investments		$1,048,110
		$22,112		Other Assets and Liabilities - 0.24%		$2,482
Shipbuilding - 0.07%				TOTAL NET ASSETS - 100.00%		$1,050,592
Huntington Ingalls Industries Inc	3,930	762

Software - 11.50%				(a) Non-Income Producing Security
Akamai Technologies Inc (a)	212,699	14,590
ANSYS Inc (a)	1,419	132
athenahealth Inc (a)	3,225	406
Atlassian Corp PLC (a)	2,479	68
Autodesk Inc (a)	10,948	891
Black Knight Financial Services Inc (a)	2,976	108
Blackbaud Inc	59,480	3,902

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2017 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24.82%
Consumer, Cyclical		23.53%
Technology		16.74%
Industrial		16.63%
Financial		8.23%
Investment Companies		4.21%
Communications		3.38%
Energy		1.39%
Basic Materials		0.83%
Other Assets and Liabilities		0.24%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2017	Long	277	$46,498	$46,688	$190
Total					$190

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments MidCap S&P 400 Index Fund January 31, 2017 (unaudited)

COMMON STOCKS - 99.44%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.60%				Chemicals (continued)
B/E Aerospace Inc	79,438	$4,883		Valspar Corp/The	57,078	$6,317
Curtiss-Wright Corp	34,581	3,391		Versum Materials Inc (a)	84,967	2,375
Esterline Technologies Corp (a)	23,123	1,980				$39,981
KLX Inc (a)	41,193	2,018		Coal - 0.18%
Orbital ATK Inc	45,782	3,981		CONSOL Energy Inc	138,128	2,340
Teledyne Technologies Inc (a)	27,318	3,357
Triumph Group Inc	38,740	1,036		Commercial Services - 3.92%
		$20,646		Aaron's Inc	49,696	1,538
Airlines - 0.38%				Avis Budget Group Inc (a)	68,716	2,558
JetBlue Airways Corp (a)	253,111	4,964		CEB Inc	25,197	1,926
				CoreLogic Inc/United States (a)	67,526	2,382
Apparel - 0.56%				Deluxe Corp	37,994	2,768
Carter's Inc	38,600	3,233		DeVry Education Group Inc	44,555	1,493
Deckers Outdoor Corp (a)	25,085	1,445		FTI Consulting Inc (a)	33,131	1,396
Skechers U.S.A. Inc (a)	104,245	2,618		Gartner Inc (a)	64,588	6,417
		$7,296		Graham Holdings Co	3,635	1,888
Automobile Parts & Equipment - 0.18%				Live Nation Entertainment Inc (a)	103,388	2,959
Dana Inc	112,448	2,265		ManpowerGroup Inc	52,430	5,005
				MarketAxess Holdings Inc	29,381	5,502
Banks - 7.12%				PAREXEL International Corp (a)	41,646	2,952
Associated Banc-Corp	115,771	2,929		Rollins Inc	74,937	2,642
BancorpSouth Inc	66,632	1,979		Service Corp International/US	148,934	4,338
Bank of Hawaii Corp	33,379	2,868		Sotheby's (a)	36,028	1,431
Bank of the Ozarks Inc	71,039	3,898		WEX Inc (a)	30,071	3,438
Cathay General Bancorp	57,979	2,113				$50,633
Chemical Financial Corp	55,157	2,726		Computers - 3.56%
Commerce Bancshares Inc/MO	68,195	3,855		3D Systems Corp (a)	83,456	1,376
Cullen/Frost Bankers Inc	43,810	3,917		Brocade Communications Systems Inc	314,556	3,922
East West Bancorp Inc	112,711	5,798		Computer Sciences Corp	110,096	6,848
First Horizon National Corp	182,355	3,647		Convergys Corp	74,565	1,851
FNB Corp/PA	163,156	2,438		Diebold Nixdorf Inc	58,748	1,598
Fulton Financial Corp	135,472	2,466		DST Systems Inc	25,008	2,880
Hancock Holding Co	64,951	2,978		Fortinet Inc (a)	114,997	3,825
International Bancshares Corp	45,385	1,684		Leidos Holdings Inc	111,684	5,397
MB Financial Inc	55,543	2,473		MAXIMUS Inc	50,646	2,793
PacWest Bancorp	94,041	5,210		Mentor Graphics Corp	85,629	3,160
PrivateBancorp Inc	62,297	3,405		NCR Corp (a)	97,027	4,174
Prosperity Bancshares Inc	54,326	3,946		NetScout Systems Inc (a)	71,595	2,384
Signature Bank/New York NY (a)	41,972	6,611		NeuStar Inc (a)	42,668	1,417
SVB Financial Group (a)	40,725	7,014		Science Applications International Corp	35,046	2,853
Synovus Financial Corp	95,619	3,985		VeriFone Systems Inc (a)	86,762	1,576
TCF Financial Corp	133,696	2,320				$46,054
Trustmark Corp	52,874	1,778		Consumer Products - 0.16%
UMB Financial Corp	34,100	2,630		Helen of Troy Ltd (a)	21,794	2,033
Umpqua Holdings Corp	172,170	3,152
Valley National Bancorp	199,004	2,410		Cosmetics & Personal Care - 0.43%
Webster Financial Corp	71,716	3,766		Avon Products Inc (a)	342,073	2,008
		$91,996		Edgewell Personal Care Co (a)	45,278	3,570
Beverages - 0.08%						$5,578
Boston Beer Co Inc/The (a)	7,065	1,086		Distribution & Wholesale - 0.57%
				Fossil Group Inc (a)	32,740	837
Biotechnology - 0.89%				Pool Corp	32,320	3,412
Bio-Rad Laboratories Inc (a)	16,228	3,085		Watsco Inc	20,169	3,080
Charles River Laboratories International Inc	37,004	2,990				$7,329
(a)				Diversified Financial Services - 2.74%
United Therapeutics Corp (a)	33,162	5,426		CBOE Holdings Inc	63,552	5,060
		$11,501		Eaton Vance Corp	88,681	3,718
Building Materials - 1.00%				Federated Investors Inc	72,720	1,892
Cree Inc (a)	77,953	2,150		Janus Capital Group Inc	111,366	1,392
Eagle Materials Inc	37,700	3,943		Legg Mason Inc	70,285	2,227
Lennox International Inc	30,291	4,750		Raymond James Financial Inc	98,789	7,402
Louisiana-Pacific Corp (a)	111,198	2,127		SEI Investments Co	105,080	5,097
		$12,970		SLM Corp (a)	334,842	3,978
Chemicals - 3.09%				Stifel Financial Corp (a)	51,800	2,607
Ashland Global Holdings Inc	48,610	5,786		Waddell & Reed Financial Inc	64,745	1,169
Cabot Corp	48,735	2,698		WisdomTree Investments Inc	89,576	923
Chemours Co/The	142,167	3,756				$35,465
Minerals Technologies Inc	27,313	2,189		Electric - 2.58%
NewMarket Corp	7,226	3,116		Black Hills Corp	41,553	2,599
Olin Corp	129,218	3,387		Great Plains Energy Inc	168,328	4,637
PolyOne Corp	65,503	2,234		Hawaiian Electric Industries Inc	84,849	2,841
RPM International Inc	104,281	5,450		IDACORP Inc	39,406	3,153
Sensient Technologies Corp	34,826	2,673		MDU Resources Group Inc	152,698	4,482

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Electric (continued)				Hand & Machine Tools (continued)
NorthWestern Corp	37,785	$2,158		Regal Beloit Corp	34,997	$2,541
OGE Energy Corp	156,138	5,237				$8,820
PNM Resources Inc	62,277	2,142		Healthcare - Products - 3.45%
Westar Energy Inc	110,855	6,063		ABIOMED Inc (a)	31,543	3,355
		$33,312		Align Technology Inc (a)	58,566	5,370
Electrical Components & Equipment - 1.18%				Bio-Techne Corp	29,170	2,968
Belden Inc	32,950	2,520		Globus Medical Inc (a)	56,237	1,482
Energizer Holdings Inc	48,269	2,436		Halyard Health Inc (a)	36,492	1,404
EnerSys	33,955	2,647		Hill-Rom Holdings Inc	46,755	2,753
Hubbell Inc	40,251	4,914		LivaNova PLC (a)	34,208	1,646
Littelfuse Inc	17,616	2,778		NuVasive Inc (a)	39,364	2,786
		$15,295		ResMed Inc	110,214	7,444
Electronics - 3.28%				STERIS PLC	66,612	4,718
Arrow Electronics Inc (a)	70,042	5,150		Teleflex Inc	34,442	5,777
Avnet Inc	99,788	4,634		West Pharmaceutical Services Inc	57,219	4,842
Gentex Corp	224,008	4,680				$44,545
Jabil Circuit Inc	145,096	3,479		Healthcare - Services - 1.36%
Keysight Technologies Inc (a)	132,865	4,925		HealthSouth Corp	70,207	2,725
Knowles Corp (a)	69,370	1,250		LifePoint Health Inc (a)	31,396	1,863
National Instruments Corp	82,652	2,597		MEDNAX Inc (a)	72,419	4,950
SYNNEX Corp	22,703	2,728		Molina Healthcare Inc (a)	33,319	1,890
Tech Data Corp (a)	27,537	2,356		Tenet Healthcare Corp (a)	62,320	1,096
Trimble Inc (a)	195,919	5,803		WellCare Health Plans Inc (a)	34,628	5,040
Vishay Intertechnology Inc	104,650	1,737				$17,564
Woodward Inc	43,363	3,020		Home Builders - 1.32%
		$42,359		CalAtlantic Group Inc	57,155	1,993
Engineering & Construction - 1.03%				KB Home	65,042	1,066
AECOM (a)	120,364	4,445		NVR Inc (a)	2,755	5,119
Dycom Industries Inc (a)	24,601	1,984		Thor Industries Inc	37,414	3,872
EMCOR Group Inc	47,416	3,305		Toll Brothers Inc (a)	116,679	3,659
Granite Construction Inc	30,964	1,738		TRI Pointe Group Inc (a)	113,883	1,397
KBR Inc	111,545	1,897				$17,106
		$13,369		Home Furnishings - 0.13%
Entertainment - 0.44%				Tempur Sealy International Inc (a)	39,384	1,694
Churchill Downs Inc	9,738	1,396
Cinemark Holdings Inc	82,674	3,514		Housewares - 0.82%
International Speedway Corp	20,225	741		Scotts Miracle-Gro Co/The	34,763	3,197
		$5,651		Toro Co/The	85,466	5,037
Environmental Control - 0.31%				Tupperware Brands Corp	39,531	2,386
Clean Harbors Inc (a)	40,834	2,266				$10,620
MSA Safety Inc	24,394	1,741		Insurance - 5.12%
		$4,007		Alleghany Corp (a)	12,055	7,373
Food - 3.32%				American Financial Group Inc/OH	57,036	4,915
Dean Foods Co	70,754	1,405		Aspen Insurance Holdings Ltd	47,080	2,655
Flowers Foods Inc	142,857	2,873		Brown & Brown Inc	89,890	3,787
Hain Celestial Group Inc/The (a)	80,881	3,200		CNO Financial Group Inc	135,690	2,566
Ingredion Inc	56,607	7,256		Endurance Specialty Holdings Ltd	50,212	4,654
Lamb Weston Holdings Inc	108,442	4,051		Everest Re Group Ltd	31,957	7,028
Lancaster Colony Corp	15,223	1,995		First American Financial Corp	85,863	3,227
Post Holdings Inc (a)	50,725	4,245		Genworth Financial Inc (a)	389,651	1,309
Snyder's-Lance Inc	66,913	2,568		Hanover Insurance Group Inc/The	33,262	2,792
Sprouts Farmers Market Inc (a)	104,603	1,953		Kemper Corp	38,019	1,642
Tootsie Roll Industries Inc	13,585	509		Mercury General Corp	28,521	1,804
TreeHouse Foods Inc (a)	44,355	3,366		Old Republic International Corp	190,942	3,972
United Natural Foods Inc (a)	39,485	1,805		Primerica Inc	35,809	2,702
WhiteWave Foods Co/The (a)	138,566	7,629		Reinsurance Group of America Inc	50,202	6,299
		$42,855		RenaissanceRe Holdings Ltd	32,177	4,386
Forest Products & Paper - 0.17%				WR Berkley Corp	75,915	5,102
Domtar Corp	48,932	2,138				$66,213
				Internet - 0.20%
Gas - 2.41%				comScore Inc (a)	35,315	1,185
Atmos Energy Corp	81,285	6,192		WebMD Health Corp (a)	28,917	1,443
National Fuel Gas Co	66,584	3,739				$2,628
New Jersey Resources Corp	67,319	2,538		Iron & Steel - 1.59%
ONE Gas Inc	40,847	2,640		Allegheny Technologies Inc	85,164	1,851
Southwest Gas Holdings Inc	37,123	2,991		Carpenter Technology Corp	36,447	1,459
UGI Corp	135,247	6,271		Commercial Metals Co	90,338	1,845
Vectren Corp	64,790	3,556		Reliance Steel & Aluminum Co	56,734	4,519
WGL Holdings Inc	40,020	3,279		Steel Dynamics Inc	190,631	6,445
		$31,206		United States Steel Corp	134,837	4,410
Hand & Machine Tools - 0.68%						$20,529
Kennametal Inc	62,496	2,233		Leisure Products & Services - 0.73%
Lincoln Electric Holdings Inc	48,527	4,046		Brunswick Corp/DE	70,124	4,198

See accompanying notes

     Schedule of Investments MidCap S&P 400 Index Fund January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Leisure Products & Services (continued)				Packaging & Containers - 1.54%
Polaris Industries Inc	46,584	$3,916		Bemis Co Inc	73,268	$3,569
Vista Outdoor Inc (a)	45,979	1,325		Greif Inc - Class A	20,157	1,161
		$9,439		Owens-Illinois Inc (a)	126,814	2,397
Machinery - Construction & Mining - 0.68%				Packaging Corp of America	73,013	6,730
Joy Global Inc	76,748	2,158		Silgan Holdings Inc	29,257	1,712
Oshkosh Corp	58,220	4,054		Sonoco Products Co	78,067	4,290
Terex Corp	82,798	2,633				$19,859
		$8,845		Pharmaceuticals - 1.05%
Machinery - Diversified - 2.42%				Akorn Inc (a)	68,543	1,309
AGCO Corp	52,715	3,311		Catalent Inc (a)	97,534	2,610
Cognex Corp	66,978	4,525		Owens & Minor Inc	48,090	1,726
Graco Inc	43,536	3,900		Prestige Brands Holdings Inc (a)	41,386	2,184
IDEX Corp	59,609	5,374		VCA Inc (a)	63,437	5,747
Nordson Corp	41,585	4,721				$13,576
Wabtec Corp/DE	69,641	6,034		Real Estate - 0.41%
Zebra Technologies Corp (a)	41,273	3,453		Alexander & Baldwin Inc	36,026	1,604
		$31,318		Jones Lang LaSalle Inc	35,345	3,641
Media - 1.30%						$5,245
AMC Networks Inc (a)	46,083	2,643		REITS - 9.89%
Cable One Inc	3,662	2,316		Alexandria Real Estate Equities Inc	62,089	6,881
FactSet Research Systems Inc	31,223	5,403		American Campus Communities Inc	103,282	5,022
John Wiley & Sons Inc	35,131	1,936		Camden Property Trust	68,396	5,716
Meredith Corp	28,558	1,750		Care Capital Properties Inc	65,644	1,622
New York Times Co/The	95,239	1,286		Communications Sales & Leasing Inc	109,624	2,881
Time Inc	77,451	1,491		CoreCivic Inc	91,908	2,669
		$16,825		Corporate Office Properties Trust	74,089	2,357
Metal Fabrication & Hardware - 0.51%				Cousins Properties Inc	267,583	2,274
Timken Co/The	54,755	2,431		DCT Industrial Trust Inc	71,169	3,181
Valmont Industries Inc	17,600	2,535		Douglas Emmett Inc	112,548	4,259
Worthington Industries Inc	34,254	1,637		Duke Realty Corp	277,317	6,747
		$6,603		Education Realty Trust Inc	57,111	2,296
Mining - 0.46%				EPR Properties	49,748	3,680
Compass Minerals International Inc	26,416	2,208		Equity One Inc	72,625	2,265
Royal Gold Inc	51,067	3,686		First Industrial Realty Trust Inc	91,412	2,363
		$5,894		Healthcare Realty Trust Inc	90,600	2,737
Miscellaneous Manufacturers - 2.41%				Highwoods Properties Inc	78,352	4,028
AO Smith Corp	115,479	5,630		Hospitality Properties Trust	128,434	3,998
AptarGroup Inc	49,015	3,577		Kilroy Realty Corp	76,325	5,713
Carlisle Cos Inc	50,429	5,502		Lamar Advertising Co	64,668	4,884
CLARCOR Inc	38,009	3,148		LaSalle Hotel Properties	88,417	2,667
Crane Co	38,981	2,808		Liberty Property Trust	114,927	4,412
Donaldson Co Inc	103,249	4,362		Life Storage Inc	36,277	2,955
ITT Inc	68,959	2,818		Mack-Cali Realty Corp	70,122	1,965
Trinity Industries Inc	119,042	3,278		Medical Properties Trust Inc	250,386	3,192
		$31,123		National Retail Properties Inc	115,029	5,015
Office Furnishings - 0.25%				Omega Healthcare Investors Inc	152,572	4,893
Herman Miller Inc	46,894	1,463		Potlatch Corp	31,679	1,305
				Quality Care Properties Inc (a)	73,176	1,351
HNI Corp	34,821	1,755		Rayonier Inc (b)	95,798	2,672
		$3,218		Regency Centers Corp	81,698	5,697
Oil & Gas - 3.02%				Senior Housing Properties Trust	185,725	3,538
Denbury Resources Inc (a)	311,493	1,043
Diamond Offshore Drilling Inc (a)	50,405	826		Tanger Factory Outlet Centers Inc	75,111	2,568
Energen Corp (a)	75,896	4,090		Taubman Centers Inc	47,248	3,347
				Urban Edge Properties	71,746	2,007
Ensco PLC	236,996	2,588
Gulfport Energy Corp (a)	120,760	2,524		Washington Prime Group Inc	144,976	1,399
				Weingarten Realty Investors	92,117	3,282
HollyFrontier Corp	137,454	3,982
Murphy USA Inc (a)	28,368	1,807				$127,838
Nabors Industries Ltd	221,598	3,601		Retail - 5.74%
Noble Corp PLC	190,172	1,284		American Eagle Outfitters Inc	133,670	2,020
Patterson-UTI Energy Inc	128,116	3,592		Big Lots Inc	34,805	1,740
QEP Resources Inc (a)	187,300	3,267		Brinker International Inc	38,823	1,728
				Buffalo Wild Wings Inc (a)	14,231	2,149
Rowan Cos PLC (a)	98,074	1,757
				Cabela's Inc (a)	40,155	2,244
SM Energy Co	75,346	2,299
Western Refining Inc	61,886	2,167		Casey's General Stores Inc	30,632	3,520
WPX Energy Inc (a)	304,382	4,240		Cheesecake Factory Inc/The	34,487	2,078
				Chico's FAS Inc	101,019	1,363
		$39,067		Copart Inc (a)	79,734	4,524
Oil & Gas Services - 0.73%				Cracker Barrel Old Country Store Inc	18,794	2,971
Dril-Quip Inc (a)	29,382	1,828
NOW Inc (a)	84,028	1,786		CST Brands Inc	59,179	2,851
				Dick's Sporting Goods Inc	68,756	3,548
Oceaneering International Inc	76,672	2,135
Oil States International Inc (a)	40,167	1,587		Domino's Pizza Inc	37,591	6,561
Superior Energy Services Inc (a)	118,638	2,096		Dunkin' Brands Group Inc	71,719	3,720
				GameStop Corp	79,651	1,951
		$9,432

See accompanying notes

     Schedule of Investments MidCap S&P 400 Index Fund January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)				Water - 0.33%
HSN Inc	24,890	$877		Aqua America Inc	138,667	$4,217
Jack in the Box Inc	25,281	2,728
JC Penney Co Inc (a)	241,044	1,603		TOTAL COMMON STOCKS		$1,285,514
Kate Spade & Co (a)	100,179	1,854		INVESTMENT COMPANIES - 0.90%	Shares Held	Value (000's)
MSC Industrial Direct Co Inc	34,909	3,566		Exchange Traded Funds - 0.14%
Office Depot Inc	413,117	1,838		iShares Core S&P Mid-Cap ETF	11,000	1,850
Panera Bread Co (a)	17,070	3,569
Papa John's International Inc	20,766	1,770		Money Market Funds - 0.76%
RH (a)	29,920	808		BlackRock Liquidity Funds FedFund Portfolio	9,832,952	9,833
Sally Beauty Holdings Inc (a)	112,671	2,682
Texas Roadhouse Inc	50,173	2,340		TOTAL INVESTMENT COMPANIES		$11,683
Wendy's Co/The	156,747	2,121		Total Investments		$1,297,197
Williams-Sonoma Inc	63,678	3,070		Other Assets and Liabilities - (0.34)%		$(4,402)
World Fuel Services Corp	55,090	2,450		TOTAL NET ASSETS - 100.00%		$1,292,795
		$74,244
Savings & Loans - 0.62%
New York Community Bancorp Inc	380,806	5,784		(a) Non-Income Producing Security
Washington Federal Inc	69,648	2,288		(b)		Security is Illiquid. At the end of the period, the value of these securities
		$8,072		totaled $2,672 or 0.21% of net assets.
Semiconductors - 2.78%
Advanced Micro Devices Inc (a)	594,232	6,162
Cirrus Logic Inc (a)	49,812	3,005
Cypress Semiconductor Corp	251,115	2,963		Portfolio Summary (unaudited)
Integrated Device Technology Inc (a)	104,799	2,640		Sector		Percent
Intersil Corp	107,019	2,401		Financial		25.90%
IPG Photonics Corp (a)	29,065	3,342		Industrial		18.47%
Microsemi Corp (a)	89,638	4,764		Consumer, Non-cyclical		14.66%
Monolithic Power Systems Inc	29,256	2,552		Technology		12.01%
Silicon Laboratories Inc (a)	32,640	2,128		Consumer, Cyclical		11.12%
Synaptics Inc (a)	27,286	1,538		Utilities		5.32%
Teradyne Inc	157,325	4,465		Basic Materials		5.31%
		$35,960		Energy		3.93%
Shipbuilding - 0.54%				Communications		2.72%
Huntington Ingalls Industries Inc	36,251	7,031		Investment Companies		0.90%
				Other Assets and Liabilities		(0.34)%
Software - 5.67%				TOTAL NET ASSETS		100.00%
ACI Worldwide Inc (a)	91,702	1,779
Acxiom Corp (a)	60,568	1,581
Allscripts Healthcare Solutions Inc (a)	144,712	1,695
ANSYS Inc (a)	67,653	6,309
Broadridge Financial Solutions Inc	93,101	6,194
Cadence Design Systems Inc (a)	224,168	5,835
CDK Global Inc	116,888	7,311
CommVault Systems Inc (a)	32,933	1,617
Fair Isaac Corp	24,191	2,983
j2 Global Inc	37,538	3,146
Jack Henry & Associates Inc	61,064	5,482
Manhattan Associates Inc (a)	55,659	2,853
MSCI Inc	73,591	6,090
PTC Inc (a)	90,385	4,752
Synopsys Inc (a)	118,324	7,441
Tyler Technologies Inc (a)	26,059	3,805
Ultimate Software Group Inc/The (a)	22,673	4,391
		$73,264
Telecommunications - 1.22%
ARRIS International PLC (a)	149,079	4,261
Ciena Corp (a)	108,944	2,652
InterDigital Inc/PA	26,804	2,503
Plantronics Inc	26,027	1,472
Telephone & Data Systems Inc	73,083	2,240
ViaSat Inc (a)	40,271	2,614
		$15,742
Transportation - 1.15%
Genesee & Wyoming Inc (a)	47,927	3,612
Kirby Corp (a)	42,106	2,714
Landstar System Inc	32,665	2,763
Old Dominion Freight Line Inc	54,142	4,780
Werner Enterprises Inc	34,931	981
		$14,850
Trucking & Leasing - 0.14%
GATX Corp	31,195	1,804

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2017 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2017	Long	33	$5,547	$5,562	$15
Total					$15
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments MidCap Value Fund I

January 31, 2017 (unaudited)

COMMON STOCKS - 97.84%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.92%				Biotechnology (continued)
Clear Channel Outdoor Holdings Inc	2,053	$10		United Therapeutics Corp (a)	4,126	$675
Interpublic Group of Cos Inc/The	461,829	10,867				$863
		$10,877		Building Materials - 1.20%
Aerospace & Defense - 0.32%				Cree Inc (a)	2,834	78
Arconic Inc	30,788	701		Johnson Controls International plc	23,474	1,032
Harris Corp	4,069	418		Lennox International Inc	92	15
L3 Technologies Inc	14,290	2,268		Martin Marietta Materials Inc	194	45
Orbital ATK Inc	2,498	217		Masco Corp	3,798	125
Spirit AeroSystems Holdings Inc	3,763	226		Owens Corning	230,604	12,741
		$3,830		USG Corp (a)	4,062	124
Agriculture - 1.64%				Vulcan Materials Co	291	37
Archer-Daniels-Midland Co	399,927	17,701				$14,197
Bunge Ltd	24,665	1,707		Chemicals - 3.18%
		$19,408		Agrium Inc	92,289	9,497
Airlines - 0.96%				Albemarle Corp	3,638	337
Alaska Air Group Inc	1,714	161		Ashland Global Holdings Inc	19,913	2,370
American Airlines Group Inc	100,329	4,440		Cabot Corp	8,586	475
Copa Holdings SA	1,470	143		Celanese Corp	80,066	6,757
JetBlue Airways Corp (a)	132,684	2,602		CF Industries Holdings Inc	67,645	2,387
Spirit Airlines Inc (a)	3,206	173		Eastman Chemical Co	53,679	4,160
United Continental Holdings Inc (a)	55,540	3,914		FMC Corp	17,289	1,040
				GCP Applied Technologies Inc (a)	3,580	97
		$11,433
				Huntsman Corp	9,230	188
Apparel - 0.02%				Ingevity Corp (a)	2,605	145
Ralph Lauren Corp	2,319	205
				International Flavors & Fragrances Inc	41,710	4,889
Automobile Manufacturers - 0.11%				Mosaic Co/The	102,645	3,220
PACCAR Inc	19,173	1,291		NewMarket Corp	48	21
				Valvoline Inc	1,960	45
Automobile Parts & Equipment - 1.12%				Westlake Chemical Corp	28,047	1,737
Adient PLC (a)	3,107	197		WR Grace & Co	5,576	387
Allison Transmission Holdings Inc	6,335	222				$37,752
BorgWarner Inc	283,651	11,581		Coal - 0.01%
Goodyear Tire & Rubber Co/The	36,214	1,173		CONSOL Energy Inc	10,392	176
Lear Corp	923	131
		$13,304		Commercial Services - 2.02%
Banks - 4.76%				Aramark	4,484	152
Associated Banc-Corp	6,771	171		Booz Allen Hamilton Holding Corp	186,713	6,314
				CoreLogic Inc/United States (a)	12,210	431
Bank of Hawaii Corp	22,674	1,948
BankUnited Inc	37,175	1,420		Graham Holdings Co	189	98
BOK Financial Corp	1,199	99		H&R Block Inc	8,794	189
				Herc Holdings Inc (a)	26,790	1,331
Citizens Financial Group Inc	465,282	16,829		Live Nation Entertainment Inc (a)	2,686	77
Comerica Inc	5,689	384
Commerce Bancshares Inc/MO	24,937	1,410		LSC Communications Inc	6,538	171
Cullen/Frost Bankers Inc	2,424	217		Macquarie Infrastructure Corp	2,443	183
East West Bancorp Inc	8,354	430		ManpowerGroup Inc	4,936	471
Fifth Third Bancorp	36,446	951		Moody's Corp	565	59
First Horizon National Corp	9,943	199		Nielsen Holdings PLC	12,948	530
				Quanta Services Inc (a)	363,501	13,046
First Republic Bank/CA	929	88
Huntington Bancshares Inc/OH	46,608	631		RR Donnelley & Sons Co	36,420	625
				United Rentals Inc (a)	2,283	288
KeyCorp	48,866	878
M&T Bank Corp	4,870	792				$23,965
Northern Trust Corp	13,776	1,143		Computers - 3.15%
PacWest Bancorp	15,093	836		Amdocs Ltd	7,347	431
Popular Inc	13,584	603		Brocade Communications Systems Inc	18,494	231
Regions Financial Corp	95,315	1,373		Computer Sciences Corp	143,162	8,904
Signature Bank/New York NY (a)	699	110		Conduent Inc (a)	35,584	532
SunTrust Banks Inc	352,583	20,034		Genpact Ltd	1,283	32
SVB Financial Group (a)	428	74		Hewlett Packard Enterprise Co	380,590	8,632
Synovus Financial Corp	95,388	3,976		Leidos Holdings Inc	2,137	103
TCF Financial Corp	85,539	1,484		Lumentum Holdings Inc (a)	4,850	184
Western Alliance Bancorp (a)	2,011	99		MAXIMUS Inc	164,973	9,097
Zions Bancorporation	6,570	277		NetApp Inc	86,862	3,329
				Nutanix Inc (a)	130	4
		$56,456		Teradata Corp (a)	15,490	455
Beverages - 0.06%
Brown-Forman Corp - A Shares	128	6		Western Digital Corp	68,028	5,423
Brown-Forman Corp - B Shares	360	16				$37,357
Molson Coors Brewing Co	7,488	723		Consumer Products - 0.69%
		$745		Avery Dennison Corp	110,882	8,096
Biotechnology - 0.07%				Clorox Co/The	619	75
Alnylam Pharmaceuticals Inc (a)	402	16				$8,171
Bio-Rad Laboratories Inc (a)	876	167		Cosmetics & Personal Care - 0.15%
Juno Therapeutics Inc (a)	250	5		Avon Products Inc (a)	105,240	618
				Coty Inc	14,068	270

See accompanying notes

Schedule of Investments MidCap Value Fund I

January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Cosmetics & Personal Care (continued)				Energy - Alternate Sources - 0.01%
Edgewell Personal Care Co (a)	11,040	$870		First Solar Inc (a)	3,266	$102
		$1,758
Distribution & Wholesale - 0.01%				Engineering & Construction - 1.42%
WESCO International Inc (a)	2,207	156		AECOM (a)	7,337	271
				Chicago Bridge & Iron Co NV ADR	51,320	1,704
Diversified Financial Services - 1.60%				Fluor Corp	48,064	2,668
Affiliated Managers Group Inc	223	34		Jacobs Engineering Group Inc	199,448	11,678
Air Lease Corp	9,829	358		KBR Inc	23,213	394
Ally Financial Inc	46,932	991		SBA Communications Corp (a)	1,479	156
Ameriprise Financial Inc	7,279	818				$16,871
CIT Group Inc	91,130	3,754		Entertainment - 0.13%
E*TRADE Financial Corp (a)	9,077	340		Dolby Laboratories Inc	27,613	1,323
FNF Group	8,550	302		International Game Technology PLC	4,361	115
Invesco Ltd	225,496	6,521		Lions Gate Entertainment Corp - A shares (a)	1,080	31
Lazard Ltd	3,587	152		Lions Gate Entertainment Corp - B shares (a)	888	24
Legg Mason Inc	4,563	145		Regal Entertainment Group	2,918	66
LPL Financial Holdings Inc	3,399	134				$1,559
Nasdaq Inc	3,648	257		Environmental Control - 0.77%
Navient Corp	13,654	205		Republic Services Inc	154,782	8,881
Raymond James Financial Inc	4,123	309		Stericycle Inc (a)	3,754	290
Santander Consumer USA Holdings Inc (a)	5,418	72				$9,171
SLM Corp (a)	23,950	284		Food - 1.46%
Synchrony Financial	107,780	3,861		Conagra Brands Inc	2,998	117
T Rowe Price Group Inc	1,884	127		Flowers Foods Inc	592	12
TD Ameritrade Holding Corp	2,958	136		Hain Celestial Group Inc/The (a)	1,066	42
Waddell & Reed Financial Inc	9,460	171		Hormel Foods Corp	2,437	88
		$18,971		Ingredion Inc	1,275	163
Electric - 6.12%				JM Smucker Co/The	5,225	710
AES Corp/VA	63,943	732		Kellogg Co	116,850	8,496
Alliant Energy Corp	297,044	11,183		Lamb Weston Holdings Inc	1,266	47
Ameren Corp	25,172	1,326		Pilgrim's Pride Corp	2,090	40
Avangrid Inc	20,920	812		Pinnacle Foods Inc	5,503	293
Calpine Corp (a)	248,326	2,931		Post Holdings Inc (a)	1,119	94
CMS Energy Corp	12,906	550		Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	86,307	—
Consolidated Edison Inc	28,652	2,130		Safeway, Inc. - CVR - Property Development	86,307	—
DTE Energy Co	147,110	14,511		Centers (a),(b),(c),(d)
Edison International	14,485	1,056		Sysco Corp	120,714	6,333
Entergy Corp	56,484	4,047		TreeHouse Foods Inc (a)	1,575	120
Eversource Energy	36,975	2,045		Tyson Foods Inc	7,281	457
FirstEnergy Corp	159,240	4,828		Whole Foods Market Inc	8,625	261
Great Plains Energy Inc	21,969	605				$17,273
Hawaiian Electric Industries Inc	90,803	3,040		Forest Products & Paper - 0.44%
MDU Resources Group Inc	23,532	690		Domtar Corp	16,822	735
NRG Energy Inc	76,109	1,258		International Paper Co	78,174	4,425
OGE Energy Corp	12,847	430				$5,160
Pinnacle West Capital Corp	22,449	1,743		Gas - 1.44%
PPL Corp	90,034	3,137		Atmos Energy Corp	126,294	9,621
Public Service Enterprise Group Inc	32,564	1,441		CenterPoint Energy Inc	190,486	4,993
SCANA Corp	6,233	428		National Fuel Gas Co	8,090	454
WEC Energy Group Inc	19,214	1,135		NiSource Inc	10,504	235
Westar Energy Inc	7,392	404		Sempra Energy	8,147	834
Xcel Energy Inc	293,148	12,113		UGI Corp	9,382	435
		$72,575		Vectren Corp	8,875	487
Electrical Components & Equipment - 1.09%						$17,059
AMETEK Inc	8,560	437		Hand & Machine Tools - 0.21%
Energizer Holdings Inc	8,197	414		Kennametal Inc	36,289	1,297
Hubbell Inc	99,399	12,135		Lincoln Electric Holdings Inc	1,419	118
		$12,986		Regal Beloit Corp	2,053	149
Electronics - 5.81%				Snap-on Inc	1,026	186
Agilent Technologies Inc	169,402	8,296		Stanley Black & Decker Inc	6,055	751
Arrow Electronics Inc (a)	9,813	722
						$2,501
Avnet Inc	207,060	9,615		Healthcare - Products - 0.87%
Fitbit Inc (a)	1,530	9
				Abbott Laboratories	2,409	101
Flex Ltd(a)	769,985	12,066		Alere Inc (a)	2,983	110
FLIR Systems Inc	319,019	11,271		Bio-Techne Corp	4,860	494
Garmin Ltd	11,433	552		Cooper Cos Inc/The	342	63
Gentex Corp	153,019	3,196		CR Bard Inc	8,073	1,916
Jabil Circuit Inc	20,024	480		DENTSPLY SIRONA Inc	7,466	423
Keysight Technologies Inc (a)	305,680	11,331
				Hill-Rom Holdings Inc	219	13
National Instruments Corp	1,220	39		Hologic Inc (a)	150,800	6,112
PerkinElmer Inc	196,561	10,456		OPKO Health Inc (a)	1,113	10
Trimble Inc (a)	30,419	901
				Patterson Cos Inc	4,603	192
		$68,934		QIAGEN NV (a)	9,942	288

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products (continued)				Insurance (continued)
Teleflex Inc	1,158	$194		Torchmark Corp	6,596	$485
VWR Corp (a)	3,126	81		Unum Group	12,829	583
Zimmer Biomet Holdings Inc	2,819	334		Validus Holdings Ltd	53,791	3,066
		$10,331		Voya Financial Inc	82,170	3,305
Healthcare - Services - 3.10%				White Mountains Insurance Group Ltd	494	449
Acadia Healthcare Co Inc (a)	1,995	76		WR Berkley Corp	196,071	13,178
Brookdale Senior Living Inc (a)	7,695	115		XL Group Ltd	5,724	215
Centene Corp (a)	5,773	366				$122,801
DaVita Inc (a)	19,985	1,274		Internet - 0.40%
Envision Healthcare Corp (a)	1,739	118		FireEye Inc (a)	4,731	64
HCA Holdings Inc (a)	111,200	8,927		IAC/InterActiveCorp (a)	630	43
Laboratory Corp of America Holdings (a)	2,648	355		Liberty Expedia Holdings Inc (a)	6,513	287
LifePoint Health Inc (a)	1,577	94		Liberty Ventures (a)	10,250	447
MEDNAX Inc (a)	107,889	7,375		Pandora Media Inc (a)	1,277	17
Quest Diagnostics Inc	169,419	15,573		Symantec Corp	138,267	3,809
Quintiles IMS Holdings Inc (a)	1,684	132		Twitter Inc (a)	2,359	42
Universal Health Services Inc	20,712	2,332		Yelp Inc (a)	633	26
WellCare Health Plans Inc (a)	431	63		Zillow Group Inc - A Shares (a)	642	23
		$36,800		Zillow Group Inc - C Shares (a)	1,285	46
Holding Companies - Diversified - 0.14%						$4,804
Leucadia National Corp	68,622	1,637		Iron & Steel - 1.28%
				Nucor Corp	14,828	861
Home Builders - 1.16%				Reliance Steel & Aluminum Co	172,703	13,756
CalAtlantic Group Inc	2,847	99		Steel Dynamics Inc	10,324	349
DR Horton Inc	4,970	149		United States Steel Corp	8,031	263
Lennar Corp - A Shares	4,485	200				$15,229
Lennar Corp - B Shares	468	17		Leisure Products & Services - 0.07%
NVR Inc (a)	7,013	13,030		Brunswick Corp/DE	1,175	70
PulteGroup Inc	7,884	169		Norwegian Cruise Line Holdings Ltd (a)	4,719	222
Toll Brothers Inc (a)	3,720	117		Royal Caribbean Cruises Ltd	5,469	512
		$13,781		Vista Outdoor Inc (a)	2,247	65
Home Furnishings - 0.08%						$869
Harman International Industries Inc	2,046	227		Lodging - 0.19%
Whirlpool Corp	3,835	671		Choice Hotels International Inc	22,506	1,249
		$898		Extended Stay America Inc	3,369	55
Housewares - 0.01%				Hilton Grand Vacations Inc (a)	202	6
Scotts Miracle-Gro Co/The	281	26		Hilton Worldwide Holdings Inc	1,638	94
Tupperware Brands Corp	650	39		Hyatt Hotels Corp (a)	1,471	80
		$65		Marriott International Inc/MD	3,862	327
Insurance - 10.35%				MGM Resorts International (a)	14,052	405
Aflac Inc	180,342	12,622		Wynn Resorts Ltd	220	22
Alleghany Corp (a)	23,023	14,081				$2,238
Allied World Assurance Co Holdings AG	3,953	210		Machinery - Construction & Mining - 0.07%
Allstate Corp/The	99,700	7,498		Oshkosh Corp	9,288	646
American Financial Group Inc/OH	143,158	12,336		Terex Corp	4,707	150
American National Insurance Co	6,325	737				$796
AmTrust Financial Services Inc	4,048	107		Machinery - Diversified - 2.40%
Arch Capital Group Ltd (a)	6,070	536		AGCO Corp	121,650	7,640
Arthur J Gallagher & Co	150,721	8,114		Cummins Inc	9,148	1,344
Aspen Insurance Holdings Ltd	41,997	2,368		Flowserve Corp	1,640	81
Assurant Inc	6,562	637		IDEX Corp	778	70
Assured Guaranty Ltd	150,109	5,841		Manitowoc Foodservice Inc (a)	3,216	62
Axis Capital Holdings Ltd	2,990	191		Rockwell Automation Inc	79,746	11,801
Brown & Brown Inc	4,908	207		Roper Technologies Inc	1,588	305
Cincinnati Financial Corp	7,365	520		Xylem Inc/NY	143,760	7,089
CNA Financial Corp	1,571	65		Zebra Technologies Corp (a)	498	42
Endurance Specialty Holdings Ltd	2,078	193				$28,434
Erie Indemnity Co	400	45		Media - 2.45%
Everest Re Group Ltd	2,331	513		CBS Corp	182,345	11,759
First American Financial Corp	12,886	484		Discovery Communications Inc - A Shares (a)	740	21
Genworth Financial Inc (a)	79,590	267		Discovery Communications Inc - C Shares (a)	2,208	61
Hanover Insurance Group Inc/The	44,023	3,695		John Wiley & Sons Inc	2,057	113
Hartford Financial Services Group Inc/The	58,891	2,868		Liberty Broadband Corp - A Shares (a)	11,180	935
Lincoln National Corp	26,636	1,798		Liberty Broadband Corp - C Shares (a)	8,613	735
Loews Corp	9,095	424		Liberty Media Corp-Liberty SiriusXM - A	4,101	149
Markel Corp (a)	10,413	9,632		Shares (a)
Marsh & McLennan Cos Inc	131,470	8,943		Liberty Media Corp-Liberty SiriusXM - C	5,967	214
Mercury General Corp	14,133	894		Shares (a)
Old Republic International Corp	51,736	1,076		News Corp - A Shares	16,157	199
ProAssurance Corp	55,839	3,038		TEGNA Inc	576,409	13,206
Progressive Corp/The	17,135	642		Viacom Inc - A Shares	265	12
Reinsurance Group of America Inc	3,698	464		Viacom Inc - B Shares	38,413	1,619
RenaissanceRe Holdings Ltd	3,474	474				$29,023

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Metal Fabrication & Hardware - 0.02%				Oil & Gas Services (continued)
Timken Co/The	3,395	$151		Oceaneering International Inc	17,496	$487
Valmont Industries Inc	251	36		RPC Inc	3,054	66
		$187		Superior Energy Services Inc (a)	708,578	12,521
Mining - 0.50%				TechnipFMC PLC (a)	54,950	1,847
Alcoa Corp	6,504	237		Weatherford International PLC (a)	31,860	166
Compass Minerals International Inc	1,495	125				$16,975
Freeport-McMoRan Inc (a)	151,256	2,518		Packaging & Containers - 1.49%
Newmont Mining Corp	77,527	2,813		Bemis Co Inc	32,337	1,575
Royal Gold Inc	2,626	189		Crown Holdings Inc (a)	265,738	14,395
Southern Copper Corp	1,999	77		Graphic Packaging Holding Co	5,203	65
		$5,959		Sonoco Products Co	13,248	729
Miscellaneous Manufacturers - 4.55%				WestRock Co	17,291	922
AptarGroup Inc	168,619	12,305				$17,686
Carlisle Cos Inc	6,696	731		Pharmaceuticals - 0.29%
Colfax Corp (a)	4,467	174		Endo International PLC (a)	8,651	106
Crane Co	7,250	522		Mallinckrodt PLC (a)	20,377	993
Donaldson Co Inc	735	31		Mead Johnson Nutrition Co	3,890	274
Dover Corp	5,001	389		Perrigo Co PLC	5,940	452
Ingersoll-Rand PLC	182,829	14,507		Premier Inc (a)	51,676	1,647
ITT Inc	3,882	159				$3,472
Parker-Hannifin Corp	87,924	12,936		Pipelines - 0.40%
Pentair PLC	5,402	317		Cheniere Energy Inc (a)	6,490	309
Textron Inc	214,652	10,168		Targa Resources Corp	40,652	2,343
Trinity Industries Inc	63,033	1,735		Williams Cos Inc/The	72,958	2,104
		$53,974				$4,756
Office & Business Equipment - 0.11%				Real Estate - 0.03%
Xerox Corp	189,783	1,315		Jones Lang LaSalle Inc	1,912	197
				Realogy Holdings Corp	6,431	167
Oil & Gas - 5.88%						$364
Antero Resources Corp (a)	8,488	208		REITS - 7.79%
Cabot Oil & Gas Corp	4,429	95		AGNC Investment Corp	81,857	1,528
Cimarex Energy Co	82,354	11,135		Alexandria Real Estate Equities Inc	3,571	396
Cobalt International Energy Inc (a)	88,575	87		American Campus Communities Inc	7,192	350
Concho Resources Inc (a)	4,595	641		American Homes 4 Rent	7,847	175
Continental Resources Inc/OK (a)	2,278	111		Annaly Capital Management Inc	155,710	1,592
Devon Energy Corp	288,656	13,146		Apartment Investment & Management Co	5,985	264
Diamond Offshore Drilling Inc (a)	3,000	49		Apple Hospitality REIT Inc	7,742	155
Diamondback Energy Inc (a)	1,919	202		AvalonBay Communities Inc	9,702	1,681
Energen Corp (a)	197,755	10,657		Boston Properties Inc	6,288	823
Ensco PLC	132,509	1,447		Brandywine Realty Trust	8,063	130
EQT Corp	24,859	1,507		Brixmor Property Group Inc	8,666	209
Gulfport Energy Corp (a)	28,310	592		Camden Property Trust	24,420	2,040
Helmerich & Payne Inc	5,716	407		Care Capital Properties Inc	15,474	382
Hess Corp	55,791	3,023		CBL & Associates Properties Inc	33,842	367
HollyFrontier Corp	56,809	1,645		Chimera Investment Corp	112,700	1,987
Kosmos Energy Ltd (a)	6,716	44		Columbia Property Trust Inc	5,731	127
Marathon Oil Corp	182,833	3,062		Communications Sales & Leasing Inc	5,493	144
Marathon Petroleum Corp	41,103	1,975		CoreCivic Inc	5,341	155
Murphy Oil Corp	69,302	2,003		Corporate Office Properties Trust	4,539	144
Murphy USA Inc (a)	723	46		CubeSmart	2,452	62
Nabors Industries Ltd	12,423	202		CyrusOne Inc	454	22
Newfield Exploration Co (a)	4,829	194		DCT Industrial Trust Inc	4,114	184
Noble Corp PLC	10,752	73		DDR Corp	658,884	10,002
Noble Energy Inc	40,129	1,596		Digital Realty Trust Inc	1,552	167
Parsley Energy Inc (a)	4,823	170		Douglas Emmett Inc	6,289	238
Patterson-UTI Energy Inc	6,573	184		Duke Realty Corp	30,524	742
PBF Energy Inc	4,653	108		Empire State Realty Trust Inc	2,303	47
PDC Energy Inc (a)	145,371	10,749		EPR Properties	2,878	213
QEP Resources Inc (a)	10,549	184		Equity Commonwealth (a)	173,123	5,339
Range Resources Corp	10,045	325		Equity One Inc	4,389	137
Rice Energy Inc (a)	6,982	138		Essex Property Trust Inc	1,258	283
Rowan Cos PLC (a)	99,936	1,790		Gaming and Leisure Properties Inc	35,078	1,110
SM Energy Co	4,403	134		GGP Inc	52,024	1,292
Tesoro Corp	15,898	1,285		HCP Inc	90,888	2,756
Transocean Ltd (a)	15,419	215		Healthcare Trust of America Inc	1,688	49
Whiting Petroleum Corp (a)	9,514	105		Highwoods Properties Inc	48,055	2,470
WPX Energy Inc (a)	14,724	205		Hospitality Properties Trust	44,507	1,386
		$69,739		Host Hotels & Resorts Inc	45,059	814
Oil & Gas Services - 1.43%				Kilroy Realty Corp	5,414	405
Baker Hughes Inc	20,433	1,289		Kimco Realty Corp	107,761	2,682
Dril-Quip Inc (a)	1,837	114		Lamar Advertising Co	76,300	5,762
Frank's International NV	1,613	19		Liberty Property Trust	76,489	2,936
National Oilwell Varco Inc	12,319	466		Life Storage Inc	680	55

See accompanying notes

Schedule of Investments MidCap Value Fund I

January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS (continued)				Semiconductors (continued)
Macerich Co/The	44,616	$3,065		Lam Research Corp	2,145	$246
MFA Financial Inc	491,771	3,881		Linear Technology Corp	9,833	621
Mid-America Apartment Communities Inc	24,160	2,295		Marvell Technology Group Ltd	91,121	1,355
National Retail Properties Inc	215,043	9,376		Micron Technology Inc (a)	108,539	2,617
Omega Healthcare Investors Inc	38,837	1,245		ON Semiconductor Corp (a)	430,603	5,736
Outfront Media Inc	5,428	149		Qorvo Inc (a)	4,539	291
Paramount Group Inc	8,350	139		Skyworks Solutions Inc	104,705	9,606
Park Hotels & Resorts Inc	405	11		Teradyne Inc	128,054	3,634
Piedmont Office Realty Trust Inc	6,864	149		Xilinx Inc	41,581	2,420
Prologis Inc	24,598	1,202				$35,746
Quality Care Properties Inc (a)	19,592	361		Shipbuilding - 0.01%
Rayonier Inc (b)	5,700	159		Huntington Ingalls Industries Inc	725	141
Realty Income Corp	12,216	728
Regency Centers Corp	25,552	1,782		Software - 1.96%
Retail Properties of America Inc	10,961	164		Akamai Technologies Inc (a)	1,556	107
Senior Housing Properties Trust	24,584	468		Allscripts Healthcare Solutions Inc (a)	7,858	92
SL Green Realty Corp	3,169	345		ANSYS Inc (a)	5,072	473
Spirit Realty Capital Inc	21,900	231		Autodesk Inc (a)	1,244	101
Starwood Property Trust Inc	116,754	2,599		CA Inc	30,441	952
STORE Capital Corp	6,722	159		CommerceHub Inc - Series A (a)	448	7
Sun Communities Inc	3,016	238		CommerceHub Inc - Series C (a)	1,031	15
Tanger Factory Outlet Centers Inc	860	29		Donnelley Financial Solutions Inc (a)	6,719	161
Taubman Centers Inc	1,276	90		Dun & Bradstreet Corp/The	6,463	792
Two Harbors Investment Corp	83,311	731		Fidelity National Information Services Inc	153,662	12,204
UDR Inc	8,667	303		Nuance Communications Inc (a)	2,250	36
Ventas Inc	11,687	721		PTC Inc (a)	2,655	140
VEREIT Inc	360,268	3,073		SS&C Technologies Holdings Inc	590	19
Vornado Realty Trust	16,621	1,767		Synopsys Inc (a)	127,569	8,023
Weingarten Realty Investors	5,333	190		Twilio Inc (a)	171	5
Welltower Inc	31,625	2,097		Zynga Inc (a)	30,302	76
Weyerhaeuser Co	24,183	758				$23,203
WP Carey Inc	33,966	2,104		Telecommunications - 2.29%
		$92,411		ARRIS International PLC (a)	263,242	7,524
Retail - 2.77%				CenturyLink Inc	106,915	2,765
AutoNation Inc (a)	1,661	88		EchoStar Corp (a)	2,352	120
Bed Bath & Beyond Inc	32,199	1,299		Frontier Communications Corp	49,498	173
Best Buy Co Inc	63,457	2,825		Juniper Networks Inc	61,489	1,646
Burlington Stores Inc (a)	1,842	154		Level 3 Communications Inc (a)	13,041	775
Cabela's Inc (a)	1,970	110		Motorola Solutions Inc	169,479	13,678
Coach Inc	51,267	1,915		Sprint Corp (a)	24,759	229
CST Brands Inc	3,256	157		Telephone & Data Systems Inc	4,751	146
Dick's Sporting Goods Inc	992	51		Viavi Solutions Inc (a)	16,470	147
Dillard's Inc	868	49				$27,203
Foot Locker Inc	1,282	88		Textiles - 0.01%
GameStop Corp	4,579	112		Mohawk Industries Inc (a)	753	163
Gap Inc/The	76,411	1,760
Genuine Parts Co	270	26		Toys, Games & Hobbies - 0.07%
JC Penney Co Inc (a)	13,419	89		Mattel Inc	32,781	859
Kohl's Corp	41,667	1,660
L Brands Inc	6,488	391		Transportation - 1.24%
Liberty Interactive Corp QVC Group (a)	6,964	134		Expeditors International of Washington Inc	1,734	90
Macy's Inc	75,649	2,235		Genesee & Wyoming Inc (a)	2,456	185
Michaels Cos Inc/The (a)	1,286	25		Kansas City Southern	6,801	585
MSC Industrial Direct Co Inc	7,585	775		Kirby Corp (a)	2,256	145
Nu Skin Enterprises Inc	1,635	85		Old Dominion Freight Line Inc	152,596	13,472
Penske Automotive Group Inc	1,790	97		Ryder System Inc	2,337	181
PVH Corp	3,899	366				$14,658
Signet Jewelers Ltd	3,662	284		Water - 0.26%
Staples Inc	241,683	2,223		American Water Works Co Inc	5,801	426
Tiffany & Co	172,229	13,558		Aqua America Inc	87,604	2,664
Urban Outfitters Inc (a)	1,169	31
						$3,090
Wendy's Co/The	4,434	60		TOTAL COMMON STOCKS		$1,160,746
World Fuel Services Corp	50,137	2,230		INVESTMENT COMPANIES - 2.28%	Shares Held	Value(000	's)
		$32,877		Money Market Funds - 2.28%
Savings & Loans - 0.27%				BlackRock Liquidity Funds FedFund Portfolio	4,468,498	4,469
New York Community Bancorp Inc	15,446	235		Cash Account Trust - Government & Agency	608,433	608
People's United Financial Inc	153,184	2,872		Portfolio - Government Cash Managed
TFS Financial Corp	2,801	49		First American Government Obligations Fund	21,937,663	21,938
		$3,156				$27,015
Semiconductors - 3.01%				TOTAL INVESTMENT COMPANIES		$27,015
Analog Devices Inc	13,919	1,043
IPG Photonics Corp (a)	332	38		Total Investments		$1,187,761
KLA-Tencor Corp	95,626	8,139		Other Assets and Liabilities - (0.12)%		$(1,372)
				TOTAL NET ASSETS - 100.00%		$1,186,389

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2017 (unaudited)

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $159 or 0.01% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Inputs used in the valuation may be unobservable; however, not all securities are included in Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.

Portfolio Summary (unaudited)
Sector		Percent
Financial		24.80%
Industrial		20.60%
Consumer, Non-cyclical		10.35%
Technology		8.23%
Utilities		7.82%
Energy		7.73%
Consumer, Cyclical		6.71%
Communications		6.07%
Basic Materials		5.39%
Investment Companies		2.28%
Diversified		0.14%
Other Assets and Liabilities		(0.12)%
TOTAL NET ASSETS		100.00%

Restricted Securities

Security Name	Trade Date		Cost	Value	Percent of Net Assets
Safeway, Inc. - CVR - Property Development	04/13/2015		$6	$—	0.00%
Centers
Amounts in thousands
Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2017	Long	182	$30,564	$30,676	$112
Total					$112

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2017 (unaudited)

COMMON STOCKS - 96.18%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.00%				Biotechnology (continued)
Clear Channel Outdoor Holdings Inc	2,554	$13		Bio-Rad Laboratories Inc (a)	1,001	$190
				Juno Therapeutics Inc (a)	247	5
Aerospace & Defense - 2.26%				United Therapeutics Corp (a)	1,522	249
Arconic Inc	16,373	373				$462
Harris Corp	4,654	478		Building Materials - 3.88%
L3 Technologies Inc	4,163	661		Cree Inc (a)	3,353	92
Orbital ATK Inc	111,866	9,727		CRH PLC ADR	363,954	12,564
Spirit AeroSystems Holdings Inc	354,608	21,294		Johnson Controls International plc	391,585	17,222
		$32,533		Lennox International Inc	120	19
Agriculture - 1.22%				Martin Marietta Materials Inc	223	51
Bunge Ltd	7,385	511		Masco Corp	4,341	143
Reynolds American Inc	284,053	17,080		Owens Corning	460,358	25,435
		$17,591		USG Corp (a)	4,547	139
Airlines - 0.20%				Vulcan Materials Co	335	43
Alaska Air Group Inc	1,955	183				$55,708
American Airlines Group Inc	19,721	873		Chemicals - 4.63%
Copa Holdings SA	1,698	166		Albemarle Corp	4,179	387
JetBlue Airways Corp (a)	17,568	344		Ashland Global Holdings Inc	2,319	276
Spirit Airlines Inc (a)	3,650	197		Axalta Coating Systems Ltd (a)	469,600	13,618
United Continental Holdings Inc (a)	16,346	1,152		Cabot Corp	242,737	13,441
		$2,915		Celanese Corp	92,406	7,799
Apparel - 1.09%				CF Industries Holdings Inc	8,730	308
Hanesbrands Inc	651,345	15,443		Eastman Chemical Co	103,936	8,055
Ralph Lauren Corp	2,652	235		FMC Corp	244,451	14,707
		$15,678		Huntsman Corp	10,547	215
Automobile Manufacturers - 0.06%				Mosaic Co/The	13,071	410
PACCAR Inc	11,669	785		NewMarket Corp	54	23
				Valvoline Inc	2,256	52
				Versum Materials Inc (a)	252,000	7,043
Automobile Parts & Equipment - 0.97%
Adient PLC (a)	3,549	225		Westlake Chemical Corp	2,102	130
Allison Transmission Holdings Inc	208,847	7,306		WR Grace & Co	1,668	116
BorgWarner Inc	10,353	423				$66,580
Goodyear Tire & Rubber Co/The	9,919	321		Coal - 0.01%
Lear Corp	39,951	5,676		CONSOL Energy Inc	11,749	199
		$13,951
Banks - 6.57%				Commercial Services - 2.32%
Associated Banc-Corp	7,654	194		Aramark	5,137	174
Bank of Hawaii Corp	2,262	194		Booz Allen Hamilton Holding Corp	345	12
				CoreLogic Inc/United States (a)	1,795	63
BankUnited Inc	4,926	188
BOK Financial Corp	1,365	112		Graham Holdings Co	219	114
Capital One Financial Corp	189,195	16,534		H&R Block Inc	10,057	216
				Live Nation Entertainment Inc (a)	3,161	90
Citizens Financial Group Inc	18,149	657
Comerica Inc	6,506	439		LSC Communications Inc	940	25
Commerce Bancshares Inc/MO	82,304	4,653		Macquarie Infrastructure Corp	2,796	210
Cullen/Frost Bankers Inc	2,742	245		ManpowerGroup Inc	4,148	396
East West Bancorp Inc	117,356	6,037		Moody's Corp	651	67
Fifth Third Bancorp	752,658	19,644		Nielsen Holdings PLC	218,543	8,940
				Quanta Services Inc (a)	385,249	13,827
First Horizon National Corp	11,328	227
First Republic Bank/CA	26,053	2,457		RR Donnelley & Sons Co	1,126	19
Huntington Bancshares Inc/OH	53,315	721		Total System Services Inc	178,822	9,063
				United Rentals Inc (a)	1,428	181
KeyCorp	381,798	6,862
M&T Bank Corp	5,587	908				$33,397
Northern Trust Corp	11,081	919		Computers - 1.17%
PacWest Bancorp	4,426	245		Amdocs Ltd	188,405	11,061
Popular Inc	5,326	237		Brocade Communications Systems Inc	21,154	264
Regions Financial Corp	68,617	989		Computer Sciences Corp	5,181	322
Signature Bank/New York NY (a)	804	127		Conduent Inc (a)	9,614	144
SunTrust Banks Inc	426,022	24,206		Leidos Holdings Inc	72,038	3,481
SVB Financial Group (a)	493	85		NetApp Inc	16,598	636
Synovus Financial Corp	6,460	269		Nutanix Inc (a)	162	5
TCF Financial Corp	8,089	140		Western Digital Corp	10,527	839
Valley National Bancorp	555,691	6,729				$16,752
Western Alliance Bancorp (a)	2,314	114		Consumer Products - 0.70%
Zions Bancorporation	7,500	317		Avery Dennison Corp	135,589	9,901
		$94,449		Clorox Co/The	715	86
Beverages - 0.85%						$9,987
Brown-Forman Corp - A Shares	137	6		Cosmetics & Personal Care - 0.04%
Brown-Forman Corp - B Shares	386	18		Coty Inc	16,073	308
Coca-Cola European Partners PLC	328,500	11,343		Edgewell Personal Care Co (a)	2,826	223
Molson Coors Brewing Co	8,567	827				$531
		$12,194		Distribution & Wholesale - 0.01%
Biotechnology - 0.03%				WESCO International Inc (a)	2,526	179
Alnylam Pharmaceuticals Inc (a)	432	18

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Diversified Financial Services - 6.65%				Engineering & Construction (continued)
Affiliated Managers Group Inc	259	$39		Jacobs Engineering Group Inc	7,033	$412
Air Lease Corp	2,636	96		KBR Inc	240,209	4,086
Ally Financial Inc	16,577	350		SBA Communications Corp (a)	1,692	178
Ameriprise Financial Inc	112,998	12,686				$5,451
CIT Group Inc	7,420	306		Entertainment - 1.00%
Discover Financial Services	250,896	17,382		Dolby Laboratories Inc	2,894	139
E*TRADE Financial Corp (a)	10,432	391		International Game Technology PLC	248,271	6,556
FNF Group	355,280	12,563		Lions Gate Entertainment Corp - A shares (a)	1,241	36
Invesco Ltd	12,750	369		Lions Gate Entertainment Corp - B shares (a)	994	27
Lazard Ltd	96,893	4,116		Regal Entertainment Group	3,372	76
Legg Mason Inc	5,221	165		SeaWorld Entertainment Inc	416,118	7,536
LPL Financial Holdings Inc	127,519	5,011				$14,370
Nasdaq Inc	4,173	294		Environmental Control - 0.04%
Navient Corp	933,860	14,045		Republic Services Inc	8,792	505
Raymond James Financial Inc	79,111	5,928		Stericycle Inc (a)	195	15
Santander Consumer USA Holdings Inc (a)	6,403	85
SLM Corp (a)	1,027,881	12,211				$520
				Food - 1.41%
Synchrony Financial	43,643	1,563		Conagra Brands Inc	3,424	134
T Rowe Price Group Inc	2,147	145		Flowers Foods Inc	813	16
TD Ameritrade Holding Corp	170,171	7,854		Hain Celestial Group Inc/The (a)	1,231	49
		$95,599		Hormel Foods Corp	2,814	102
Electric - 5.65%				Ingredion Inc	51,755	6,635
AES Corp/VA	40,655	465		JM Smucker Co/The	60,172	8,174
Alliant Energy Corp	8,473	319		Kellogg Co	711	52
Ameren Corp	13,548	713		Lamb Weston Holdings Inc	1,463	55
Avangrid Inc	2,677	104		Pilgrim's Pride Corp	2,413	46
Calpine Corp (a)	17,145	202		Pinnacle Foods Inc	6,295	335
CMS Energy Corp	14,763	629		Post Holdings Inc (a)	1,291	108
Consolidated Edison Inc	15,753	1,171		Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	8,276	—
DTE Energy Co	60,808	5,998		Safeway, Inc. - CVR - Property Development	8,276	—
Edison International	111,070	8,095		Centers (a),(b),(c),(d)
Entergy Corp	6,669	478		TreeHouse Foods Inc (a)	1,797	136
Eversource Energy	11,863	656		Tyson Foods Inc	64,729	4,064
FirstEnergy Corp	23,460	711		Whole Foods Market Inc	9,904	299
Great Plains Energy Inc	13,355	368				$20,205
Hawaiian Electric Industries Inc	5,168	173		Forest Products & Paper - 0.58%
MDU Resources Group Inc	405,372	11,898		Domtar Corp	164,663	7,194
NRG Energy Inc	15,119	250		International Paper Co	21,112	1,195
OGE Energy Corp	163,068	5,469				$8,389
Pinnacle West Capital Corp	151,705	11,777		Gas - 2.28%
PPL Corp	25,361	884		Atmos Energy Corp	136,789	10,421
Public Service Enterprise Group Inc	385,009	17,037		CenterPoint Energy Inc	773,047	20,261
SCANA Corp	7,015	482		National Fuel Gas Co	3,533	198
WEC Energy Group Inc	16,441	971		NiSource Inc	11,992	268
Westar Energy Inc	8,456	462		Sempra Energy	9,337	956
Xcel Energy Inc	286,429	11,835		UGI Corp	10,733	498
		$81,147		Vectren Corp	3,982	219
Electrical Components & Equipment - 0.05%						$32,821
AMETEK Inc	9,792	500		Hand & Machine Tools - 2.39%
Energizer Holdings Inc	2,012	102		Lincoln Electric Holdings Inc	1,291	108
Hubbell Inc	730	89		Regal Beloit Corp	2,372	172
		$691		Snap-on Inc	1,171	213
Electronics - 0.20%				Stanley Black & Decker Inc	272,804	33,827
Agilent Technologies Inc	12,262	600				$34,320
Arrow Electronics Inc (a)	5,491	404
				Healthcare - Products - 0.61%
Avnet Inc	4,796	223
Fitbit Inc (a)	1,910	11		Abbott Laboratories	2,988	125
				Alere Inc (a)	3,396	126
FLIR Systems Inc	7,020	248		Cooper Cos Inc/The	394	73
Garmin Ltd	6,547	316		DENTSPLY SIRONA Inc	8,585	487
Gentex Corp	7,650	160		Hill-Rom Holdings Inc	272	16
Jabil Circuit Inc	9,632	231		OPKO Health Inc (a)	1,508	13
Keysight Technologies Inc (a)	10,283	381
				Patterson Cos Inc	165,864	6,902
National Instruments Corp	1,339	42		QIAGEN NV (a)	11,373	329
PerkinElmer Inc	4,723	251		Teleflex Inc	1,326	222
Trimble Inc (a)	1,946	58
				VWR Corp (a)	3,598	93
		$2,925		Zimmer Biomet Holdings Inc	3,225	382
Energy - Alternate Sources - 0.01%						$8,768
First Solar Inc (a)	3,727	116
				Healthcare - Services - 2.85%
				Acadia Healthcare Co Inc (a)	2,296	88
Engineering & Construction - 0.38%				Brookdale Senior Living Inc (a)	8,857	133
AECOM (a)	8,393	310
				Centene Corp (a)	1,649	104
Chicago Bridge & Iron Co NV ADR	5,322	177		Cigna Corp	133,547	19,527
Fluor Corp	5,194	288		DaVita Inc (a)	5,372	342

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Services (continued)				Internet (continued)
Envision Healthcare Corp (a)	1,983	$135		Twitter Inc (a)	2,720	$48
Laboratory Corp of America Holdings (a)	36,830	4,943		Yelp Inc (a)	717	30
LifePoint Health Inc (a)	1,814	108		Zillow Group Inc - A Shares (a)	722	26
MEDNAX Inc (a)	1,007	69		Zillow Group Inc - C Shares (a)	1,482	52
Quest Diagnostics Inc	7,244	666				$1,084
Quintiles IMS Holdings Inc (a)	1,918	151		Iron & Steel - 0.62%
Universal Health Services Inc	3,446	388		Nucor Corp	16,512	959
WellCare Health Plans Inc (a)	97,795	14,233		Reliance Steel & Aluminum Co	4,351	347
		$40,887		Steel Dynamics Inc	215,709	7,293
Holding Companies - Diversified - 0.02%				United States Steel Corp	9,186	300
Leucadia National Corp	12,292	293				$8,899
				Leisure Products & Services - 2.81%
Home Builders - 0.06%				Brunswick Corp/DE	993	59
CalAtlantic Group Inc	3,277	114		Norwegian Cruise Line Holdings Ltd (a)	400,875	18,841
DR Horton Inc	5,665	170		Royal Caribbean Cruises Ltd	229,195	21,460
Lennar Corp - A Shares	5,128	229		Vista Outdoor Inc (a)	2,596	75
Lennar Corp - B Shares	503	18				$40,435
PulteGroup Inc	9,027	194		Lodging - 0.37%
Toll Brothers Inc (a)	4,233	133		Choice Hotels International Inc	728	40
		$858		Extended Stay America Inc	3,892	63
Home Furnishings - 1.30%				Hilton Grand Vacations Inc (a)	252	7
Harman International Industries Inc	2,340	260		Hilton Worldwide Holdings Inc	1,884	109
Whirlpool Corp	105,528	18,456		Hyatt Hotels Corp (a)	1,692	93
		$18,716		Marriott International Inc/MD	4,414	373
Housewares - 0.00%				MGM Resorts International (a)	162,074	4,668
Scotts Miracle-Gro Co/The	317	29		Wynn Resorts Ltd	243	25
						$5,378
Insurance - 7.29%				Machinery - Construction & Mining - 0.03%
Alleghany Corp (a)	556	340		Oshkosh Corp	3,740	260
Allied World Assurance Co Holdings AG	4,504	239		Terex Corp	5,370	171
American Financial Group Inc/OH	4,917	424				$431
American National Insurance Co	519	60		Machinery - Diversified - 1.25%
AmTrust Financial Services Inc	4,604	121		AGCO Corp	3,497	220
Arch Capital Group Ltd (a)	6,953	614		CNH Industrial NV	767,598	6,878
Arthur J Gallagher & Co	4,944	266		Cummins Inc	66,065	9,712
Aspen Insurance Holdings Ltd	121,462	6,850		Flowserve Corp	1,892	93
Assurant Inc	2,116	206		IDEX Corp	895	81
Assured Guaranty Ltd	261,231	10,165		Manitowoc Foodservice Inc (a)	3,702	71
Athene Holding Ltd (a)	64,600	3,032		Rockwell Automation Inc	1,880	278
Axis Capital Holdings Ltd	3,407	218		Roper Technologies Inc	1,822	349
Brown & Brown Inc	5,614	236		Xylem Inc/NY	5,499	271
Cincinnati Financial Corp	8,424	595		Zebra Technologies Corp (a)	575	48
CNA Financial Corp	1,859	77				$18,001
Endurance Specialty Holdings Ltd	2,382	221		Media - 1.23%
Erie Indemnity Co	458	51		Discovery Communications Inc - A Shares (a)	763	22
Everest Re Group Ltd	73,767	16,224		Discovery Communications Inc - C Shares (a)	2,541	70
First American Financial Corp	5,508	207		John Wiley & Sons Inc	2,345	129
Hanover Insurance Group Inc/The	2,249	189		Liberty Broadband Corp - A Shares (a)	1,342	112
Hartford Financial Services Group Inc/The	21,489	1,047		Liberty Broadband Corp - C Shares (a)	5,484	468
Lincoln National Corp	110,741	7,476		Liberty Media Corp-Liberty SiriusXM - A	4,656	169
Loews Corp	10,460	487		Shares (a)
Markel Corp (a)	507	469
				Liberty Media Corp-Liberty SiriusXM - C	6,824	245
Mercury General Corp	1,530	97		Shares (a)
Old Republic International Corp	12,459	259		Meredith Corp	155,203	9,514
ProAssurance Corp	2,767	151		News Corp - A Shares	18,670	230
Progressive Corp/The	19,650	736		Scripps Networks Interactive Inc	83,500	6,359
Reinsurance Group of America Inc	124,722	15,649		TEGNA Inc	10,702	245
RenaissanceRe Holdings Ltd	1,574	215		Viacom Inc - A Shares	359	16
Torchmark Corp	7,545	555		Viacom Inc - B Shares	1,490	63
Unum Group	373,746	16,979				$17,642
Validus Holdings Ltd	3,974	226		Metal Fabrication & Hardware - 0.02%
Voya Financial Inc	7,654	308		Timken Co/The	3,769	167
Willis Towers Watson PLC	110,218	13,792		Valmont Industries Inc	297	43
WR Berkley Corp	3,570	240				$210
XL Group Ltd	152,846	5,742
		$104,763		Mining - 0.15%
				Alcoa Corp	7,437	271
Internet - 0.08%
FireEye Inc (a)	5,456	74		Compass Minerals International Inc	1,701	142
				Freeport-McMoRan Inc (a)	38,705	645
IAC/InterActiveCorp (a)	712	49
Liberty Expedia Holdings Inc (a)	2,275	100		Newmont Mining Corp	19,820	719
Liberty Ventures (a)	3,328	145		Royal Gold Inc	3,000	217
Pandora Media Inc (a)	1,373	18		Southern Copper Corp	2,301	88
Symantec Corp	19,664	542				$2,082

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Miscellaneous Manufacturers - 2.17%				Pharmaceuticals - 1.36%
AptarGroup Inc	2,433	$177		Cardinal Health Inc	243,787	$18,274
Carlisle Cos Inc	2,851	311		Endo International PLC (a)	9,870	121
Colfax Corp (a)	5,072	198		Mallinckrodt PLC (a)	4,075	199
Crane Co	2,578	186		Mead Johnson Nutrition Co	4,466	315
Donaldson Co Inc	892	38		Perrigo Co PLC	6,794	517
Dover Corp	5,718	445		Premier Inc (a)	1,607	51
Ingersoll-Rand PLC	188,396	14,949				$19,477
ITT Inc	4,446	182		Pipelines - 0.94%
Parker-Hannifin Corp	92,280	13,577		Cheniere Energy Inc (a)	7,451	355
Pentair PLC	6,207	364		ONEOK Inc	215,200	11,860
Textron Inc	10,012	474		Targa Resources Corp	10,641	613
Trinity Industries Inc	7,410	204		Williams Cos Inc/The	21,460	619
		$31,105				$13,447
Office & Business Equipment - 0.03%				Real Estate - 0.03%
Xerox Corp	61,874	429		Jones Lang LaSalle Inc	2,185	225
				Realogy Holdings Corp	7,346	190
Oil & Gas - 7.27%						$415
Antero Resources Corp (a)	8,987	219		REITS - 8.01%
Cabot Oil & Gas Corp	5,113	110		AGNC Investment Corp	23,674	442
Chesapeake Energy Corp (a)	1,086,200	7,006		Alexandria Real Estate Equities Inc	4,085	453
Cimarex Energy Co	2,940	398		American Campus Communities Inc	8,227	400
Concho Resources Inc (a)	55,156	7,691		American Homes 4 Rent	8,961	200
Continental Resources Inc/OK (a)	2,631	128		Annaly Capital Management Inc	38,000	388
Devon Energy Corp	540,324	24,606		Apartment Investment & Management Co	5,821	257
Diamond Offshore Drilling Inc (a)	3,372	55		Apple Hospitality REIT Inc	8,845	177
Diamondback Energy Inc (a)	2,199	231		AvalonBay Communities Inc	5,111	886
Energen Corp (a)	3,626	195		Boston Properties Inc	4,747	621
Ensco PLC	15,722	172		Brandywine Realty Trust	9,191	148
EQT Corp	8,807	534		Brixmor Property Group Inc	9,886	239
Gulfport Energy Corp (a)	6,127	128		Camden Property Trust	5,823	487
Helmerich & Payne Inc	6,538	465		Care Capital Properties Inc	4,315	107
Hess Corp	10,512	570		Chimera Investment Corp	10,241	181
HollyFrontier Corp	10,840	314		Columbia Property Trust Inc	6,397	142
Kosmos Energy Ltd (a)	7,730	51		Communications Sales & Leasing Inc	6,266	165
Marathon Oil Corp	48,559	813		CoreCivic Inc	6,084	177
Marathon Petroleum Corp	28,188	1,354		Corporate Office Properties Trust	352,901	11,229
Murphy Oil Corp	8,123	235		CubeSmart	2,823	71
Murphy USA Inc (a)	835	53		CyrusOne Inc	506	24
Nabors Industries Ltd	498,211	8,096		DCT Industrial Trust Inc	4,687	209
Newfield Exploration Co (a)	5,530	222		DDR Corp	15,601	237
Noble Corp PLC	12,223	82		Digital Realty Trust Inc	72,471	7,800
Noble Energy Inc	23,002	915		Douglas Emmett Inc	7,220	273
Parsley Energy Inc (a)	5,528	195		Duke Realty Corp	534,375	13,001
Patterson-UTI Energy Inc	260,313	7,299		Empire State Realty Trust Inc	2,661	55
PBF Energy Inc	436,222	10,116		EPR Properties	3,280	243
QEP Resources Inc (a)	221,595	3,865		Equity Commonwealth (a)	6,492	200
Range Resources Corp	11,490	372		Equity LifeStyle Properties Inc	124,400	9,198
Rice Energy Inc (a)	7,993	158		Equity One Inc	4,953	154
Rowan Cos PLC (a)	6,848	123		Essex Property Trust Inc	1,419	318
SM Energy Co	5,026	153		GEO Group Inc/The	215,300	8,939
Tesoro Corp	149,348	12,075		GGP Inc	21,513	534
Transocean Ltd (a)	17,639	246		HCP Inc	17,471	530
Vermilion Energy Inc	361,400	14,886		Healthcare Trust of America Inc	1,943	56
Whiting Petroleum Corp (a)	10,835	120		Highwoods Properties Inc	95,479	4,909
WPX Energy Inc (a)	17,013	237		Hospitality Properties Trust	8,119	253
		$104,488		Host Hotels & Resorts Inc	41,406	748
Oil & Gas Services - 0.71%				Kilroy Realty Corp	6,194	464
Baker Hughes Inc	132,971	8,387		Kimco Realty Corp	21,562	537
Dril-Quip Inc (a)	2,057	128		Liberty Property Trust	336,714	12,926
Frank's International NV	1,898	22		Life Storage Inc	781	64
National Oilwell Varco Inc	14,090	533		Macerich Co/The	5,345	367
Oceaneering International Inc	5,165	144		MFA Financial Inc	20,448	161
RPC Inc	3,515	76		Mid-America Apartment Communities Inc	6,560	623
Superior Energy Services Inc (a)	7,789	138		National Retail Properties Inc	8,828	385
TechnipFMC PLC (a)	15,134	509		Omega Healthcare Investors Inc	4,310	138
Weatherford International PLC (a)	36,410	190		Outfront Media Inc	6,259	172
		$10,127		Paramount Group Inc	9,521	159
Packaging & Containers - 0.09%				Park Hotels & Resorts Inc	505	14
Bemis Co Inc	4,249	207		Piedmont Office Realty Trust Inc	7,859	171
Graphic Packaging Holding Co	6,143	77		Prologis Inc	350,451	17,119
Sonoco Products Co	5,134	282		Quality Care Properties Inc (a)	5,233	97
WestRock Co	13,533	722		Rayonier Inc (b)	6,441	180
		$1,288		Realty Income Corp	159,674	9,521

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITS (continued)				Software - 1.89%
Regency Centers Corp	4,877	$340		Akamai Technologies Inc (a)	1,770	$121
Retail Properties of America Inc	12,520	187		Allscripts Healthcare Solutions Inc (a)	9,044	106
Senior Housing Properties Trust	10,854	207		ANSYS Inc (a)	2,427	226
SL Green Realty Corp	3,642	397		Autodesk Inc (a)	1,434	117
Spirit Realty Capital Inc	24,373	256		CA Inc	287,508	8,990
Starwood Property Trust Inc	18,302	407		CommerceHub Inc - Series A (a)	480	7
STORE Capital Corp	7,705	182		CommerceHub Inc - Series C (a)	1,146	17
Sun Communities Inc	3,476	274		Donnelley Financial Solutions Inc (a)	1,156	28
Tanger Factory Outlet Centers Inc	954	33		Dun & Bradstreet Corp/The	1,146	141
Taubman Centers Inc	1,468	104		Fidelity National Information Services Inc	7,606	604
Two Harbors Investment Corp	18,952	166		Nuance Communications Inc (a)	2,550	40
UDR Inc	9,897	346		PTC Inc (a)	3,023	159
Ventas Inc	13,369	824		SS&C Technologies Holdings Inc	643	21
VEREIT Inc	36,078	308		Synopsys Inc (a)	261,146	16,423
Vornado Realty Trust	6,412	682		Twilio Inc (a)	213	6
Weingarten Realty Investors	6,076	216		Zynga Inc (a)	34,089	86
Welltower Inc	18,720	1,241				$27,092
Weyerhaeuser Co	27,712	868		Telecommunications - 0.25%
WP Carey Inc	7,364	456		ARRIS International PLC (a)	8,575	245
		$115,043		CenturyLink Inc	28,207	730
Retail - 2.71%				EchoStar Corp (a)	2,677	136
AutoNation Inc (a)	1,911	102		Frontier Communications Corp	56,776	198
Bed Bath & Beyond Inc	7,458	301		Juniper Networks Inc	21,110	565
Best Buy Co Inc	14,626	651		Level 3 Communications Inc (a)	14,918	887
Burlington Stores Inc (a)	110,602	9,257		Motorola Solutions Inc	5,771	466
Cabela's Inc (a)	2,222	124		Sprint Corp (a)	28,231	261
Coach Inc	8,445	315		Telephone & Data Systems Inc	5,418	166
CST Brands Inc	3,717	179				$3,654
Dick's Sporting Goods Inc	1,145	59		Textiles - 0.01%
Dillard's Inc	999	56		Mohawk Industries Inc (a)	858	185
Foot Locker Inc	1,475	101
GameStop Corp	5,240	128		Transportation - 1.82%
Gap Inc/The	90,030	2,073		Expeditors International of Washington Inc	1,998	104
Genuine Parts Co	306	30		Genesee & Wyoming Inc (a)	2,816	212
JC Penney Co Inc (a)	15,499	103		Golar LNG Ltd	576,606	14,911
Kohl's Corp	151,976	6,053		Kansas City Southern	4,020	346
L Brands Inc	181,734	10,943		Kirby Corp (a)	2,577	166
Liberty Interactive Corp QVC Group (a)	7,264	139		Norfolk Southern Corp	16,400	1,927
Macy's Inc	219,534	6,486		Old Dominion Freight Line Inc	2,087	184
Michaels Cos Inc/The (a)	1,404	28		Ryder System Inc	107,826	8,367
MSC Industrial Direct Co Inc	1,400	143				$26,217
Nu Skin Enterprises Inc	1,889	98		Water - 0.05%
Penske Automotive Group Inc	2,107	115		American Water Works Co Inc	6,635	487
PVH Corp	4,459	418		Aqua America Inc	6,656	203
Signet Jewelers Ltd	242	19				$690
Staples Inc	37,202	342		TOTAL COMMON STOCKS		$1,381,870
Tiffany & Co	5,870	462		INVESTMENT COMPANIES - 3.85%	Shares Held	Value (000's)
Urban Outfitters Inc (a)	1,266	34
				Money Market Funds - 3.85%
Wendy's Co/The	4,920	67		BlackRock Liquidity Funds FedFund Portfolio	1,184,103	1,184
World Fuel Services Corp	3,696	164		Cash Account Trust - Government & Agency	752,794	753
		$38,990		Portfolio - Government Cash Managed
Savings & Loans - 1.23%				First American Government Obligations Fund	44,528,895	44,529
New York Community Bancorp Inc	1,135,997	17,256		Goldman Sachs Financial Square Funds -	8,922,927	8,923
People's United Financial Inc	20,500	384		Government Fund
TFS Financial Corp	3,334	58				$55,389
		$17,698		TOTAL INVESTMENT COMPANIES		$55,389
Semiconductors - 2.26%				Total Investments		$1,437,259
Analog Devices Inc	11,438	857		Other Assets and Liabilities - (0.03)%		$(400)
IPG Photonics Corp (a)	382	44
Lam Research Corp	101,762	11,689		TOTAL NET ASSETS - 100.00%		$1,436,859
Linear Technology Corp	7,361	465
Marvell Technology Group Ltd	15,022	223		(a) Non-Income Producing Security
Microchip Technology Inc	242,433	16,328		(b)		Security is Illiquid. At the end of the period, the value of these securities
Micron Technology Inc (a)	53,898	1,299		totaled $180 or 0.01% of net assets.
ON Semiconductor Corp (a)	18,620	248
Qorvo Inc (a)	4,310	277		(c)		Fair value of these investments is determined in good faith by the Manager
				under procedures established and periodically reviewed by the Board of
Skyworks Solutions Inc	1,502	138		Directors. Inputs used in the valuation may be unobservable; however, not
Teradyne Inc	10,589	300		all securities are included in Level 3 of the fair value hierarchy. At the end
Xilinx Inc	9,666	563		of the period, the fair value of these securities totaled $0 or 0.00% of net
		$32,431		assets.
Shipbuilding - 0.01%				(d)		Restricted Security. Please see Restricted Security Sub-Schedule for more
Huntington Ingalls Industries Inc	827	160		information.

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2017 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.78%
Industrial		14.59%
Consumer, Non-cyclical		11.39%
Consumer, Cyclical		10.59%
Energy		8.94%
Utilities		7.98%
Basic Materials		5.98%
Technology		5.35%
Investment Companies		3.85%
Communications		1.56%
Diversified		0.02%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

Restricted Securities

Security Name	Trade Date		Cost	Value	Percent of Net Assets
Safeway, Inc. - CVR - Property Development	04/13/2015		$1	$—	0.00%
Centers
Amounts in thousands
Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2017	Long	332	$55,894	$55,959	$65
Total					$65

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments Money Market Fund January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 5.15%	Shares Held	Value(000	's)		Principal
Money Market Funds - 5.15%				MUNICIPAL BONDS (continued)	Amount (000's)		Value(000	's)
Deutsche Government Money Market Series	9,780,000	$9,780		Colorado (continued)
Goldman Sachs Financial Square Funds -	10,940,000	10,940		Colorado Housing & Finance
Government Fund				Authority (credit support from Federal Home
Morgan Stanley Institutional Liquidity Funds -	8,940,000	8,940		Loan Bank)
Government Portfolio				0.80%, 02/07/2017(a),(d)	$7,510		$7,510
STIT-Government & Agency Portfolio	10,000,000	10,000		County of Kit Carson CO (credit support from
		$39,660		Wells Fargo)
TOTAL INVESTMENT COMPANIES		$39,660		0.73%, 02/07/2017(d)	1,070		1,070
	Principal						$15,580
BONDS- 11.29%	Amount (000's)	Value(000	's)	Illinois - 1.31%
Automobile Asset Backed Securities - 3.75%				Memorial Health System/IL (credit support
AmeriCredit Automobile Receivables Trust				from JP Morgan Chase & Co)
2016-3				0.73%, 02/07/2017(d)	10,100		10,100
0.75%, 08/08/2017	$1,296	$1,296
Chrysler Capital Auto Receivables Trust 2016-				Maryland - 1.03%
B				City of Baltimore MD (credit support from
0.85%, 11/15/2017(a),(b)	3,221	3,221		State Street Bank & Trust)
Drive Auto Receivables Trust 2016-C				0.72%, 02/07/2017(d)	7,915		7,915
0.90%, 12/15/2017(a),(b)	2,849	2,849
Drive Auto Receivables Trust 2017-A				Minnesota - 0.53%
0.97%, 02/15/2018(a),(b)	2,700	2,700		City of St Paul MN (credit support from
Enterprise Fleet Financing LLC				Wells Fargo)
0.85%, 07/20/2017(a),(b)	2,202	2,202		0.72%, 02/07/2017(d)	4,100		4,100
1.05%, 02/20/2018(a),(b)	5,500	5,500
Huntington Auto Trust				Oklahoma - 0.32%
0.85%, 12/15/2017(a)	3,431	3,431		Oklahoma University Hospital (credit support
Mercedes-Benz Auto Lease Trust 2016-B				from Bank of America)
0.75%, 11/15/2017	2,092	2,092		0.75%, 02/07/2017(d)	2,500		2,500
Santander Drive Auto Receivables Trust 2016-
3				TOTAL MUNICIPAL BONDS			$44,362
0.80%, 10/16/2017	2,111	2,111			Principal
Wheels SPV 2 LLC				COMMERCIAL PAPER - 68.42%	Amount (000's)	Value	(000	's)
0.85%, 08/20/2017(b)	3,509	3,509		Agriculture - 2.08%
		$28,911		Archer-Daniels-Midland Co
Banks- 0.93%				0.70%, 02/24/2017(b)	$3,000		$2,999
Wells Fargo Bank NA				Philip Morris International Inc
1.19%, 10/22/2017(a)	7,200	7,200		0.65%, 02/06/2017(b)	6,000		5,999
				0.66%, 02/02/2017(b)	7,000		7,000
Diversified Financial Services - 3.08%							$15,998
Corporate Finance Managers Inc				Automobile Manufacturers - 0.93%
0.82%, 02/07/2017(a)	8,700	8,700		American Honda Finance Corp (credit support
MetLife Inc				from Honda Motor Company)
1.16%, 08/17/2017(a),(c)	15,000	15,000		0.90%, 05/22/2017(d)	1,150		1,147
		$23,700		Toyota Financial Services de Puerto Rico
Healthcare - Services - 1.11%				Inc (credit support from Toyota Financial
Portland Clinic LLP/The				Services)
0.73%, 02/07/2017(a)	8,510	8,510		0.89%, 03/23/2017(d)	6,000		5,992
							$7,139
Insurance - 2.08%				Banks- 29.15%
New York Life Global Funding Company				Bank of Tokyo-Mitsubishi UFJ Ltd/New York
0.88%, 07/21/2017(a),(c)	16,000	16,000		NY
				0.69%, 02/03/2017	6,000		6,000
Other Asset Backed Securities - 0.34%				0.75%, 02/23/2017	5,000		4,998
Dell Equipment Finance Trust 2016-1				BNP Paribas SA/New York NY
0.85%, 07/24/2017(a),(b)	2,117	2,117		0.56%, 02/01/2017	13,000		13,000
MMAF Equipment Finance LLC 2016-A				CAFCO LLC
0.75%, 05/15/2017(a),(b)	537	537		0.85%, 02/22/2017(b)	6,000		5,997
		$2,654		0.95%, 03/09/2017(b)	5,000		4,995
TOTAL BONDS		$86,975		1.05%, 03/16/2017(b)	5,000		4,994
	Principal			Credit Suisse AG/New York NY
MUNICIPAL BONDS - 5.76%	Amount (000's)	Value(000	's)	1.06%, 02/10/2017	6,000		5,998
California - 0.54%				1.06%, 02/21/2017	6,000		5,997
Kern Water Bank Authority (credit support				1.29%, 04/21/2017	5,000		4,986
from Wells Fargo)				DBS Bank Ltd
0.72%, 02/07/2017(d)	$4,167	$4,167		1.03%, 04/10/2017(b),(e)	6,000		5,988
				1.05%, 04/03/2017(b),(e)	5,000		4,991
				1.08%, 03/20/2017(b),(e)	6,500		6,491
Colorado - 2.03%
City of Colorado Springs CO Utilities System				DNB Bank ASA
				0.77%, 02/27/2017(b),(e)	5,000		4,997
Revenue (credit support from Mizuho Bank
LTD)				ING US Funding LLC (credit support from
0.72%, 02/07/2017(d)	7,000	7,000		ING Bank)
				0.93%, 03/03/2017(d)	3,450		3,447

See accompanying notes

Schedule of Investments
Money Market Fund
January 31, 2017 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)
Banks (continued)				Diversified Financial Services (continued)
Kreditanstalt fuer Wiederaufbau (credit				Gotham Funding Corp
support from Republic of Germany)				0.75%, 02/10/2017(b)	$1,650	$1,650
0.77%, 02/01/2017(b),(d),(e)	$5,000	$5,000		0.78%, 02/02/2017(b)	1,800	1,800
0.90%, 03/07/2017(b),(d),(e)	2,000	1,998		0.92%, 03/02/2017(b)	6,000	5,996
Manhattan Asset Funding Co LLC				1.00%, 03/07/2017(b)	4,500	4,496
0.91%, 02/28/2017(b)	6,000	5,996		1.10%, 04/04/2017(b)	5,500	5,490
0.91%, 03/10/2017(b)	6,200	6,194		Intercontinental Exchange Inc
0.93%, 03/31/2017(b)	6,000	5,991		0.68%, 02/02/2017(b)	6,500	6,500
Mitsubishi UFJ Trust & Banking Corp/NY				0.68%, 02/03/2017(b)	6,000	6,000
1.08%, 04/21/2017	6,000	5,986		0.68%, 02/09/2017(b)	6,000	5,999
Mizuho Bank Ltd/NY				JP Morgan Securities LLC
0.85%, 02/07/2017(b)	6,000	5,999		0.80%, 02/01/2017(b)	3,510	3,510
1.06%, 04/24/2017(b)	5,000	4,988		1.10%, 05/03/2017	6,000	5,983
1.17%, 02/27/2017(b)	6,000	5,995		Liberty Street Funding LLC
Natixis SA/New York NY				0.85%, 02/07/2017(b)	4,000	3,999
0.68%, 02/08/2017	6,000	5,999		0.93%, 02/21/2017(b)	1,620	1,619
Nordea Bank AB				0.93%, 02/22/2017(b)	1,940	1,939
0.92%, 04/20/2017(b),(e)	4,000	3,992		1.01%, 03/13/2017(b)	6,000	5,993
Oversea-Chinese Banking Corp Ltd				1.08%, 04/03/2017(b)	5,000	4,991
0.87%, 02/14/2017(b),(e)	5,000	4,999		Nieuw Amsterdam Receivables Corp
0.89%, 02/16/2017(b),(e)	5,000	4,998		0.84%, 03/08/2017(b)	6,000	5,995
0.95%, 03/03/2017(b),(e)	4,000	3,997		0.85%, 02/03/2017(b)	5,000	5,000
1.06%, 03/16/2017(b),(e)	5,000	4,994		0.87%, 02/24/2017(b)	4,445	4,443
Sheffield Receivables Co LLC				0.97%, 03/02/2017(b)	3,500	3,497
0.80%, 02/01/2017(b)	1,800	1,800		Ontario Teachers' Finance Trust (credit
0.88%, 03/17/2017(b)	6,500	6,493		support from Ontario Teachers Pension Plan
0.95%, 02/13/2017(b)	5,000	4,998		Board)
1.12%, 04/19/2017(b)	5,000	4,988		0.80%, 02/10/2017(b),(d)	4,600	4,599
Standard Chartered Bank/New York				1.01%, 04/11/2017(b),(d)	5,000	4,990
0.90%, 02/15/2017(b)	5,000	4,998		Regency Markets No. 1 LLC
1.15%, 05/09/2017(b)	6,000	5,981		0.79%, 02/09/2017(b)	6,000	5,999
Sumitomo Mitsui Banking Corp				Thunder Bay Funding LLC
0.86%, 02/01/2017(b),(e)	6,000	6,000		1.05%, 03/20/2017(b)	6,400	6,391
1.10%, 04/17/2017(b),(e)	6,000	5,986				$173,080
1.10%, 04/24/2017(b),(e)	6,000	5,985		Electric - 1.18%
Toronto-Dominion Holdings USA Inc (credit				Oglethorpe Power Corp
support from Toronto Dominion Bank)				0.77%, 02/21/2017(b)	3,100	3,099
1.04%, 03/24/2017(b),(d)	6,000	5,991		0.86%, 02/14/2017(b)	6,000	5,998
1.06%, 04/06/2017(b),(d)	3,780	3,773				$9,097
United Overseas Bank Ltd				Food- 0.48%
0.80%, 03/13/2017(b),(e)	2,600	2,598		Unilever Capital Corp (credit support from
1.07%, 03/15/2017(b),(e)	5,000	4,994		Unilever)
		$224,590		0.78%, 03/27/2017(b),(d)	3,700	3,696
Beverages - 0.65%
Brown-Forman Corp				Healthcare - Products - 2.15%
0.84%, 02/17/2017(b)	5,000	4,998		Danaher Corp
				0.70%, 02/07/2017(b)	4,560	4,560
Computers - 0.65%				0.84%, 03/17/2017(b)	6,000	5,994
International Business Machines Corp				0.85%, 02/06/2017(b)	6,000	5,999
0.55%, 02/01/2017(b)	5,000	5,000				$16,553
				Insurance - 0.52%
Diversified Financial Services - 22.47%				Nationwide Life Insurance Co
American Express Credit Corp				0.90%, 02/13/2017(b)	4,000	3,999
0.90%, 02/22/2017	5,000	4,997
0.97%, 02/02/2017	4,500	4,500		Machinery - Construction & Mining - 1.60%
1.07%, 03/01/2017	6,000	5,995		Caterpillar Financial Services Corp (credit
Anglesea Funding LLC				support from Caterpillar Inc)
0.73%, 02/06/2017(b)	6,000	5,999		0.97%, 03/21/2017(d)	6,500	6,492
Collateralized Commercial Paper Co LLC				1.00%, 02/16/2017(d)	5,800	5,797
1.00%, 03/06/2017	6,000	5,995				$12,289
1.08%, 04/12/2017	6,500	6,486		Miscellaneous Manufacturers - 2.06%
1.15%, 05/17/2017	6,000	5,980		Parker-Hannifin Corp
CRC Funding				0.75%, 02/06/2017(b)	2,004	2,004
1.10%, 03/27/2017(b)	1,300	1,298		0.85%, 02/13/2017(b)	2,900	2,899
DCAT LLC				0.85%, 02/23/2017(b)	5,000	4,997
0.92%, 02/09/2017	2,530	2,530		0.90%, 02/15/2017(b)	6,000	5,998
0.94%, 02/28/2017	6,000	5,996				$15,898
0.95%, 02/07/2017	5,000	4,999		Oil & Gas - 0.36%
0.95%, 02/08/2017	5,000	4,999		Total Capital Canada Ltd (credit support from
Fairway Finance Co LLC				Total SA)
1.06%, 04/06/2017(b)	1,440	1,437
				0.68%, 02/15/2017(b),(d)	2,750	2,749
1.06%, 04/07/2017(b)	5,000	4,990

See accompanying notes

Schedule of Investments
Money Market Fund
January 31, 2017 (unaudited)

	Principal			Portfolio Summary (unaudited)
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	Sector	Percent
REITS- 2.20%				Financial	69.75%
Simon Property Group LP				Consumer, Non-cyclical	6.47%
0.87%, 03/08/2017(b)	$5,000	$4,996		Insured	5.76%
0.89%, 04/05/2017(b)	6,000	5,990		Investment Companies	5.15%
0.91%, 03/21/2017(b)	6,000	5,993		Asset Backed Securities	4.09%
		$16,979		Industrial	3.66%
Telecommunications - 1.94%				Communications	1.94%
Telstra Corp Ltd				Utilities	1.18%
0.90%, 02/21/2017(b)	5,000	4,998		Consumer, Cyclical	0.93%
0.97%, 04/18/2017(b)	5,000	4,990		Technology	0.65%
0.99%, 04/26/2017(b)	5,000	4,988		Energy	0.36%
		$14,976		Other Assets and Liabilities	0.06%
TOTAL COMMERCIAL PAPER		$527,041		TOTAL NET ASSETS	100.00%
	Principal
CERTIFICATE OF DEPOSIT - 1.53%	Amount (000's)	Value(000	's)
Banks- 1.53%
Bank of Nova Scotia/Houston
1.06%, 05/11/2017(a),(e)	5,800	5,800
Citibank NA
1.14%, 05/01/2017	6,000	6,000
		$11,800
TOTAL CERTIFICATE OF DEPOSIT		$11,800
	Maturity
REPURCHASE AGREEMENTS - 7.79%	Amount (000's)	Value(000	's)
Banks- 7.79%
Barclays Bank PLC Repurchase Agreement;	$20,000	$20,000
0.54% dated 01/31/2017 maturing
02/01/2017 (collateralized by US
Government Securities; $20,400,058;
0.00%-1.25%; dated 03/31/21-11/15/45)
Credit Suisse Repurchase Agreement; 0.53%	15,000	15,000
dated 01/31/2017 maturing 02/01/2017
(collateralized by US Government
Security; $15,302,694; 1.63%; dated
04/30/2019)
Merrill Lynch Repurchase Agreement; 0.54%	25,000	25,000
dated 01/31/2017 maturing 02/01/2017
(collateralized by US Government
Securities; $25,500,063; 0.00%-4.63%;
dated 09/15/20-09/15/60)
		$60,000
TOTAL REPURCHASE AGREEMENTS		$60,000
Total Investments		$769,838
Other Assets and Liabilities - 0.06%		$497
TOTAL NET ASSETS - 100.00%		$770,335

(a)	Variable Rate. Rate shown is in effect at January 31, 2017.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $415,377 or 53.92% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $31,000 or 4.02% of net assets.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security issued by foreign bank and denominated in USD.

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2017 (unaudited)

COMMON STOCKS - 93.45%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.02%				Banks (continued)
Publicis Groupe SA	9,977	$685		Credit Agricole SA	68,597	$910
				Credit Suisse Group AG (a)	1,652,938	25,233
Aerospace & Defense - 3.05%				Danske Bank A/S	42,036	1,402
Airbus SE	398,930	27,042		DBS Group Holdings Ltd	104,900	1,418
BAE Systems PLC	183,380	1,347		Deutsche Bank AG (a)	71,716	1,432
Cobham PLC	6,059,157	10,368		DNB ASA	59,658	995
Embraer SA ADR	691,700	15,812		Erste Group Bank AG	782,499	23,852
IHI Corp	7,629,600	20,545		Fukuoka Financial Group Inc	66,000	291
Meggitt PLC	66,453	350		Hachijuni Bank Ltd/The	34,900	205
Rolls-Royce Holdings PLC (a)	1,656,264	13,951		Hang Seng Bank Ltd	45,300	923
		$89,415		Hiroshima Bank Ltd/The	43,000	201
Agriculture - 3.26%				HSBC Holdings PLC	1,214,285	10,359
British American Tobacco PLC	785,215	48,470		ING Groep NV	3,208,079	46,087
Golden Agri-Resources Ltd	302,600	91		Intesa Sanpaolo SpA	659,717	1,550
Imperial Brands PLC	689,407	31,939		Investec PLC	36,573	260
KT&G Corp	82,589	7,154		KBC Group NV	15,314	995
Philip Morris International Inc	82,300	7,911		Komercni banka as	56,327	1,992
		$95,565		Kyushu Financial Group Inc	14,800	102
Airlines - 1.00%				Lloyds Banking Group PLC	36,150,091	29,651
ANA Holdings Inc	99,000	294		Mediobanca SpA	48,530	418
Deutsche Lufthansa AG	19,978	267		Mitsubishi UFJ Financial Group Inc	763,300	4,888
Japan Airlines Co Ltd	908,000	28,914		Mizuho Financial Group Inc	1,443,600	2,679
		$29,475		National Australia Bank Ltd	172,985	3,978
Apparel - 0.40%				Natixis SA	80,670	478
Gildan Activewear Inc	436,663	11,423		Nordea Bank AB	185,415	2,238
Yue Yuen Industrial Holdings Ltd	63,500	232		Oversea-Chinese Banking Corp Ltd	163,500	1,090
				Raiffeisen Bank International AG (a)	5,024	112
		$11,655		Resona Holdings Inc	132,100	715
Automobile Manufacturers - 2.05%				Royal Bank of Scotland Group PLC (a)	183,372	514
Bayerische Motoren Werke AG	19,818	1,810		Shizuoka Bank Ltd/The	46,000	400
Daimler AG	106,412	8,003		Skandinaviska Enskilda Banken AB	78,984	887
Fiat Chrysler Automobiles NV (a)	3,042,352	33,312
				Societe Generale SA	46,836	2,290
Fuji Heavy Industries Ltd	23,100	924		Standard Chartered PLC (a)	170,711	1,672
Honda Motor Co Ltd	61,200	1,821		Sumitomo Mitsui Financial Group Inc	704,000	27,619
Isuzu Motors Ltd	50,800	682		Sumitomo Mitsui Trust Holdings Inc	17,207	641
Mazda Motor Corp	32,900	484		Svenska Handelsbanken AB	92,926	1,387
Nissan Motor Co Ltd	139,400	1,379		Swedbank AB	55,281	1,398
Peugeot SA (a)	27,031	503
				UBS Group AG	879,555	14,294
Renault SA	11,504	1,036		UniCredit SpA (a)	315,712	8,618
Toyota Motor Corp	154,310	8,974		United Overseas Bank Ltd	1,575,100	23,425
Volvo AB - B Shares	89,073	1,140		Westpac Banking Corp	217,860	5,245
		$60,068				$364,558
Automobile Parts & Equipment - 0.58%				Beverages - 1.54%
Aisin Seiki Co Ltd	11,000	503		Asahi Group Holdings Ltd	246,800	8,685
Bridgestone Corp	37,500	1,375		Coca-Cola Amatil Ltd	24,544	181
Cie Generale des Etablissements Michelin	10,908	1,172		Coca-Cola European Partners PLC	574,800	19,848
GKN PLC	146,938	637		Diageo PLC	573,112	15,920
Hankook Tire Co Ltd	230,479	11,247		Kirin Holdings Co Ltd	24,700	405
JTEKT Corp	19,100	314				$45,039
Nokian Renkaat OYJ	9,903	372
Sumitomo Electric Industries Ltd	32,300	470		Building Materials - 2.51%
Sumitomo Rubber Industries Ltd	14,700	230		Asahi Glass Co Ltd	87,000	646
Toyoda Gosei Co Ltd	5,500	132		Cie de Saint-Gobain	525,595	25,826
Toyota Industries Corp	14,000	676		CRH PLC	990,226	34,558
				Fletcher Building Ltd	20,774	160
		$17,128		Sumitomo Osaka Cement Co Ltd	2,981,100	12,004
Banks - 12.43%
ABNAMRO Group NV (b)	24,172	569		Taiheiyo Cement Corp	104,000	364
Aozora Bank Ltd	101,000	368				$73,558
Australia & New Zealand Banking Group Ltd	152,211	3,382		Chemicals - 4.49%
Banco Bilbao Vizcaya Argentaria SA	342,063	2,326		Air Liquide SA	146,012	15,764
Banco de Sabadell SA	10,546,288	15,922		Akzo Nobel NV	720,943	48,927
Banco Santander SA	759,174	4,241		Asahi Kasei Corp	72,000	672
Bangkok Bank PCL	713,900	3,681		BASF SE	298,829	28,847
Bank Hapoalim BM	91,322	552		Hitachi Chemical Co Ltd	3,000	85
Bank Leumi Le-Israel BM (a)	124,016	513		Incitec Pivot Ltd	144,619	423
Barclays PLC	11,651,561	32,337		Kaneka Corp	23,000	198
Bendigo & Adelaide Bank Ltd	39,576	377		Kuraray Co Ltd	10,700	170
BNP Paribas SA	293,806	18,795		Linde AG	202,010	32,852
BOC Hong Kong Holdings Ltd	218,800	875		Mitsubishi Chemical Holdings Corp	40,700	284
CaixaBank SA	5,773,352	21,162		Mitsubishi Gas Chemical Co Inc	15,500	297
Chiba Bank Ltd/The	60,000	392		Solvay SA	3,852	452
Chugoku Bank Ltd/The	14,600	215		Sumitomo Chemical Co Ltd	134,000	714
Commerzbank AG	55,351	481		Syngenta AG	2,408	1,023
Commonwealth Bank of Australia	89,181	5,526		Teijin Ltd	10,400	219

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Chemicals (continued)				Electronics (continued)
Yara International ASA	15,222	$642		Yokogawa Electric Corp	9,800	$157
		$131,569				$24,280
Commercial Services - 0.34%				Engineering & Construction - 0.55%
Abertis Infraestructuras SA	37,190	533		ACS Actividades de Construccion y Servicios	16,182	499
Adecco Group AG	9,393	672		SA
AerCap Holdings NV (a)	4,790	212		ACS Actividades de Construccion y Servicios	16,116	7
Atlantia SpA	23,855	544		SA - Rights (a)
Babcock International Group PLC	21,667	244		Balfour Beatty PLC	3,424,878	11,177
Dai Nippon Printing Co Ltd	44,000	448		Bouygues SA	8,883	323
G4S PLC	132,997	428		CIMIC Group Ltd	5,418	141
Hutchison Port Holdings Trust	448,010	190		Fraport AG Frankfurt Airport Services	3,565	214
Randstad Holding NV	10,197	593		Worldwide
RELX NV	328,149	5,543		LendLease Group	47,417	507
Toppan Printing Co Ltd	44,000	432		Skanska AB	19,646	480
		$9,839		Taisei Corp	90,000	639
Distribution & Wholesale - 1.33%				Vinci SA	29,248	2,050
ITOCHU Corp	87,400	1,204				$16,037
Jardine Cycle & Carriage Ltd	352,300	10,331		Entertainment - 0.02%
Li & Fung Ltd	504,000	218		Sega Sammy Holdings Inc	16,000	251
Marubeni Corp	96,400	586		Tabcorp Holdings Ltd	46,342	166
Mitsubishi Corp	88,200	1,992		Tatts Group Ltd	81,597	269
Mitsui & Co Ltd	99,600	1,462				$686
Rexel SA	25,910	452		Food - 1.34%
Sumitomo Corp	1,765,400	22,131		Aryzta AG (a)	307,803	8,479
Toyota Tsusho Corp	18,200	501		Carrefour SA	32,768	802
		$38,877		Casino Guichard Perrachon SA	142,074	7,661
Diversified Financial Services - 1.48%				Charoen Pokphand Foods PCL (c)	8,116,400	6,571
AEON Financial Service Co Ltd	9,600	172		Dairy Crest Group PLC	1,707,163	12,787
Credit Saison Co Ltd	12,700	231		First Pacific Co Ltd/Hong Kong	182,000	138
Daiwa Securities Group Inc	85,000	542		ICA Gruppen AB	6,896	225
Deutsche Boerse AG (a)	215,345	19,871		J Sainsbury PLC	140,581	457
Julius Baer Group Ltd (a)	13,661	642		NH Foods Ltd	4,000	109
Mebuki Financial Group Inc	80,860	310		Nisshin Seifun Group Inc	8,460	129
Mitsubishi UFJ Lease & Finance Co Ltd	38,400	205		Nissin Foods Holdings Co Ltd	1,700	90
Nomura Holdings Inc	217,300	1,347		Orkla ASA	69,870	652
ORIX Corp	79,200	1,195		Tate & Lyle PLC	14,000	118
Shinhan Financial Group Co Ltd	481,501	19,030		Wm Morrison Supermarkets PLC	190,161	567
		$43,545		Woolworths Ltd	23,271	434
Electric - 2.40%						$39,219
AusNet Services	152,811	183		Forest Products & Paper - 1.14%
Chubu Electric Power Co Inc	35,900	479		DS Smith PLC	5,592,321	31,261
Contact Energy Ltd	61,333	215		Mondi PLC	31,478	696
DUET Group	208,554	443		Oji Holdings Corp	34,000	150
E.ON SE	104,045	802		Stora Enso OYJ	47,220	536
EDP - Energias de Portugal SA	198,502	577		UPM-Kymmene OYJ	31,507	714
Electric Power Development Co Ltd	12,600	293				$33,357
Endesa SA	27,227	562		Gas - 0.59%
Enel SpA	451,759	1,889		Centrica PLC	284,281	805
Engie SA	3,111,012	37,247		Enagas SA	19,441	477
Fortum OYJ	38,073	607		Gas Natural SDG SA	30,023	579
HK Electric Investments & HK Electric	227,500	190		National Grid PLC	1,188,757	13,925
Investments Ltd (b)				Osaka Gas Co Ltd	161,000	603
Hokuriku Electric Power Co	14,400	145		Snam SpA	127,414	485
Iberdrola SA	327,512	2,069		Tokyo Gas Co Ltd	113,000	501
Kansai Electric Power Co Inc/The (a)	60,400	645				$17,375
Meridian Energy Ltd	109,844	212		Hand & Machine Tools - 1.14%
Origin Energy Ltd	75,147	403		Fuji Electric Co Ltd	5,510,000	32,643
Power Assets Holdings Ltd	71,000	680		Sandvik AB	31,988	432
Red Electrica Corp SA	22,508	403		THK Co Ltd	10,300	254
RWE AG (a)	27,264	363				$33,329
SSE PLC	1,111,243	20,890		Holding Companies - Diversified - 0.53%
Terna Rete Elettrica Nazionale SpA	129,215	567		China Merchants Port Holdings Co Ltd	4,041,916	10,805
Tohoku Electric Power Co Inc	19,400	237		CK Hutchison Holdings Ltd	160,500	1,924
Tokyo Electric Power Co Holdings Inc (a)	62,000	237
				Jardine Matheson Holdings Ltd	14,786	912
		$70,338		Keppel Corp Ltd	124,700	547
Electrical Components & Equipment - 1.59%				NWS Holdings Ltd	132,000	237
Legrand SA	28,042	1,629		Swire Pacific Ltd	46,500	474
Schneider Electric SE	630,027	45,081		Wharf Holdings Ltd/The	81,000	607
		$46,710				$15,506
Electronics - 0.83%				Home Builders - 0.11%
Koninklijke Philips NV	781,184	22,922		Barratt Developments PLC	86,033	519
Kyocera Corp	19,100	994		Berkeley Group Holdings PLC	7,272	257
Nippon Electric Glass Co Ltd	36,000	207		Daiwa House Industry Co Ltd	17,000	460

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Home Builders (continued)				Machinery - Construction & Mining (continued)
Iida Group Holdings Co Ltd	6,300	$118		Hitachi Construction Machinery Co Ltd	3,100	$71
Persimmon PLC	26,428	643		Hitachi Ltd	10,476,800	59,985
Sekisui House Ltd	34,800	563		Komatsu Ltd	972,100	23,018
Taylor Wimpey PLC	279,860	591		Mitsubishi Electric Corp	112,800	1,717
		$3,151				$133,135
Home Furnishings - 0.03%				Machinery - Diversified - 1.31%
Electrolux AB	20,621	548		Alstom SA (a)	11,200	318
Panasonic Corp	44,500	463		Amada Holdings Co Ltd	14,500	171
		$1,011		CNH Industrial NV	572,105	5,126
Insurance - 7.09%				CNH Industrial NV	2,420,395	21,502
Aegon NV	3,779,598	20,544		FANUC Corp	6,500	1,276
Allianz SE	27,896	4,741		Metso OYJ	9,665	297
AMP Ltd	153,793	584		Mitsubishi Heavy Industries Ltd	187,000	840
Assicurazioni Generali SpA	60,830	971		Sumitomo Heavy Industries Ltd	46,000	316
Aviva PLC	6,508,672	39,189		Teco Electric and Machinery Co Ltd	9,639,203	8,713
AXA SA	118,389	2,910				$38,559
Baloise Holding AG	2,787	359		Media - 0.11%
CNP Assurances	14,715	277		Axel Springer SE	3,699	195
Dai-ichi Life Holdings Inc	64,500	1,169		ITV PLC	188,378	483
Gjensidige Forsikring ASA	17,142	295		Pearson PLC	42,746	333
Hannover Rueck SE	5,169	569		ProSiebenSat.1 Media SE	12,113	515
Helvetia Holding AG	14,010	7,928		RTL Group SA	3,316	253
Legal & General Group PLC	363,347	1,078		Singapore Press Holdings Ltd	89,100	219
Manulife Financial Corp	276,300	5,298		Sky PLC	53,628	678
Mapfre SA	92,389	280		Vivendi SA	30,804	565
MS&AD Insurance Group Holdings Inc	30,300	1,014				$3,241
Muenchener Rueckversicherungs-Gesellschaft	9,832	1,851		Metal Fabrication & Hardware - 0.04%
AG in Muenchen				NSK Ltd	37,800	459
NN Group NV	19,241	681		SKF AB	34,124	686
Old Mutual PLC	256,324	673				$1,145
Poste Italiane SpA (b)	44,782	282		Mining - 0.32%
Prudential PLC	1,993,600	38,634		BHP Billiton PLC	54,909	1,001
QBE Insurance Group Ltd	2,445,782	23,203		Glencore PLC (a)	469,507	1,945
Sampo Oyj	27,287	1,264		Mitsubishi Materials Corp	9,500	324
SCOR SE	13,985	473		Norsk Hydro ASA	115,275	658
Sompo Holdings Inc	18,300	663		Rio Tinto Ltd	24,507	1,243
Standard Life PLC	102,717	449		Rio Tinto PLC	73,033	3,236
Suncorp Group Ltd	66,900	661		South32 Ltd	296,619	621
Swiss Life Holding AG (a)	47,088	14,295		Sumitomo Metal Mining Co Ltd	26,000	352
Swiss Re AG	19,780	1,848				$9,380
T&D Holdings Inc	49,600	735		Miscellaneous Manufacturers - 1.24%
Tokio Marine Holdings Inc	40,700	1,697		Alfa Laval AB	857,311	16,029
Tryg A/S	9,688	185		FUJIFILM Holdings Corp	22,700	879
UnipolSai SpA	97,024	202		IMI PLC	8,157	120
Zurich Insurance Group AG	114,046	32,842		Konica Minolta Inc	38,800	402
		$207,844		Nikon Corp	774,500	12,500
Internet - 1.40%				Orica Ltd	32,136	457
Baidu Inc ADR(a)	152,500	26,698		Siemens AG	44,197	5,717
SBI Holdings Inc/Japan	18,200	252		Smiths Group PLC	11,853	225
Trend Micro Inc/Japan	361,000	14,009				$36,329
		$40,959		Office & Business Equipment - 0.43%
Investment Companies - 0.05%				Canon Inc	405,895	12,009
BGP Holdings PLC (a),(c)	738,711	—		Seiko Epson Corp	24,000	494
EXOR NV	9,296	424				$12,503
Investor AB	27,804	1,110		Oil & Gas - 7.04%
		$1,534		BP PLC	4,095,940	24,463
Iron & Steel - 0.46%				BP PLC ADR	325,100	11,697
ArcelorMittal (a)	1,457,627	11,366		Caltex Australia Ltd	7,823	170
Fortescue Metals Group Ltd	133,451	675		CNOOC Ltd	21,399,000	26,722
Nippon Steel & Sumitomo Metal Corp	46,600	1,126		Ecopetrol SA ADR(a)	572,800	5,384
voestalpine AG	9,747	413		Encana Corp	1,223,990	15,624
		$13,580		Eni SpA	1,565,667	24,074
Leisure Products & Services - 1.09%				Galp Energia SGPS SA	21,485	316
Carnival PLC	592,856	31,717		Idemitsu Kosan Co Ltd	7,500	232
Yamaha Motor Co Ltd	15,600	325		Inpex Corp	28,500	280
		$32,042		JX Holdings Inc	122,510	578
Lodging - 0.02%				Neste Oyj	7,142	248
Accor SA	5,124	208		OMV AG	12,623	442
Crown Resorts Ltd	31,218	270		Repsol SA	58,661	869
SJM Holdings Ltd	170,000	135		Royal Dutch Shell PLC - A Shares	335,270	9,093
		$613		Royal Dutch Shell PLC - B Shares	1,810,580	51,139
Machinery - Construction & Mining - 4.54%				TonenGeneral Sekiyu KK	24,000	282
ABB Ltd (a)	2,028,639	48,344

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)				Semiconductors - 1.58%
TOTAL SA	691,867	$35,006		Rohm Co Ltd	5,000	$320
		$206,619		Samsung Electronics Co Ltd	26,459	45,001
Oil & Gas Services - 0.76%				Tokyo Electron Ltd	9,300	963
TechnipFMC PLC (a)	682,582	22,371				$46,284
				Software - 0.89%
Pharmaceuticals - 10.32%				SAP SE	285,093	26,072
Alfresa Holdings Corp	5,600	92
Astellas Pharma Inc	1,158,600	15,550		Telecommunications - 5.58%
AstraZeneca PLC	704,861	37,407		BT Group PLC	438,770	1,683
Bayer AG	260,137	28,896		China Mobile Ltd	3,651,841	41,093
Daiichi Sankyo Co Ltd	31,200	698		Deutsche Telekom AG	200,983	3,519
Eisai Co Ltd	8,500	469		Elisa OYJ	6,097	205
GlaxoSmithKline PLC	2,359,940	45,606		Eutelsat Communications SA	14,965	255
Medipal Holdings Corp	14,700	238		HKT Trust & HKT Ltd	113,000	158
Mitsubishi Tanabe Pharma Corp	19,200	385		KDDI Corp	1,665,700	44,755
Novartis AG	791,056	58,401		Koninklijke KPN NV	190,336	548
Orion Oyj	3,082	143		Nippon Telegraph & Telephone Corp	41,300	1,824
Roche Holding AG	154,299	36,561		Nokia OYJ	303,429	1,362
Sanofi	714,805	57,454		Orange SA	122,475	1,901
Suzuken Co Ltd/Aichi Japan	4,300	142		PCCW Ltd	363,000	220
Taisho Pharmaceutical Holdings Co Ltd	1,500	127		SES SA	31,224	607
Takeda Pharmaceutical Co Ltd	23,600	989		SK Telecom Co Ltd	183,196	35,120
Teva Pharmaceutical Industries Ltd ADR	588,383	19,670		Spark New Zealand Ltd	156,845	404
		$302,828		Swisscom AG	1,589	701
Private Equity - 0.02%				TDC A/S (a)	69,602	367
3i Group PLC	59,379	525		Telecom Italia SpA/Milano	516,683	369
				Telecom Italia SpA/Milano (a)	621,573	535
Real Estate - 0.29%				Telefonaktiebolaget LM Ericsson	159,599	945
Cheung Kong Property Holdings Ltd	303,500	1,994		Telefonica SA	285,882	2,766
Hang Lung Group Ltd	75,000	288		Telia Co AB	135,092	548
Hang Lung Properties Ltd	192,000	473		Vocus Group Ltd	22,496	69
Hongkong Land Holdings Ltd	61,168	413		Vodafone Group PLC	9,733,690	23,843
Hysan Development Co Ltd	53,000	242				$163,797
Kerry Properties Ltd	55,500	157		Transportation - 1.82%
Mitsui Fudosan Co Ltd	33,000	762		Canadian Pacific Railway Ltd	9,500	1,437
New World Development Co Ltd	483,285	558		Central Japan Railway Co	8,400	1,357
Nomura Real Estate Holdings Inc	10,700	184		East Japan Railway Co	471,400	42,689
Sino Land Co Ltd	265,920	439		Hankyu Hanshin Holdings Inc	10,400	353
Sun Hung Kai Properties Ltd	85,383	1,175		Kamigumi Co Ltd	20,000	194
Swiss Prime Site AG (a)	6,126	510		Mitsui OSK Lines Ltd	98,000	311
Tokyu Fudosan Holdings Corp	43,900	257		MTR Corp Ltd	44,500	226
Vonovia SE	24,231	794		Nippon Express Co Ltd	70,000	370
Wheelock & Co Ltd	69,000	419		PostNL NV (a)	1,213,119	5,324
		$8,665		Royal Mail PLC	77,146	401
REITS - 0.77%				West Japan Railway Co	9,600	626
CapitaLand Commercial Trust	177,400	192				$53,288
Daiwa House REIT Investment Corp	115	290		Water - 0.30%
Dexus Property Group	82,970	565		Guangdong Investment Ltd	7,076,600	8,781
Hammerson PLC	67,875	468
Intu Properties PLC	80,686	275		TOTAL COMMON STOCKS		$2,740,732
Japan Prime Realty Investment Corp	70	281		INVESTMENT COMPANIES - 3.48%	Shares Held	Value(000	's)
Japan Real Estate Investment Corp	111	631		Money Market Funds - 3.48%
Japan Retail Fund Investment Corp	220	470		BlackRock Liquidity Funds FedFund Portfolio	46,150,299	46,150
Klepierre	11,440	434		Cash Account Trust - Government & Agency	551,788	552
Land Securities Group PLC	41,112	515		Portfolio - Government Cash Managed
Mirvac Group	206,432	318		First American Government Obligations Fund	55,455,527	55,456
Nippon Building Fund Inc	82	471				$102,158
Segro PLC	71,016	413		TOTAL INVESTMENT COMPANIES		$102,158
Stockland	206,153	680		PREFERRED STOCKS - 2.26%	Shares Held	Value(000	's)
Unibail-Rodamco SE	5,165	1,190		Automobile Manufacturers - 2.26%
United Urban Investment Corp	253	404		Bayerische Motoren Werke AG 3.22%(d)	4,696	$353
Westfield Corp	2,247,326	14,982		Porsche Automobil Holding SE 1.01%(d)	7,961	479
		$22,579		Volkswagen AG 0.17%(d)	418,446	65,343
Retail - 1.23%						$66,175
Cie Financiere Richemont SA	436,523	33,996		TOTAL PREFERRED STOCKS		$66,175
Harvey Norman Holdings Ltd	30,993	118		Total Investments		$2,909,065
Kingfisher PLC	116,997	496		Other Assets and Liabilities - 0.81%		$23,857
Lawson Inc	2,700	197		TOTAL NET ASSETS - 100.00%		$2,932,922
Swatch Group AG/The	1,320	468
Swatch Group AG/The	4,254	297
Takashimaya Co Ltd	25,000	215		(a) Non-Income Producing Security
Yamada Denki Co Ltd	53,800	297
		$36,084

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2017 (unaudited)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,041 or 0.04% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Inputs used in the valuation may be unobservable; however, not all securities are included in Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $6,571 or 0.22% of net assets.
(d)	Variable Rate. Rate shown is in effect at January 31, 2017.

Portfolio Summary (unaudited)
Country		Percent
United Kingdom		21.59%
Japan		15.63%
France		9.93%
Switzerland		9.84%
Germany		8.00%
Netherlands		7.04%
United States		4.83%
Korea, Republic Of		4.02%
Hong Kong		2.55%
Australia		2.26%
China		1.82%
Spain		1.78%
Italy		1.38%
Singapore		1.29%
Ireland		1.19%
Canada		1.15%
Sweden		0.98%
Austria		0.83%
Israel		0.71%
Brazil		0.54%
Luxembourg		0.42%
Thailand		0.35%
Taiwan, Province Of China		0.30%
Finland		0.19%
Colombia		0.18%
Norway		0.10%
Czech Republic		0.07%
Denmark		0.07%
Belgium		0.05%
New Zealand		0.04%
South Africa		0.03%
Portugal		0.03%
Other Assets and Liabilities		0.81%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2017	Long	929	$80,107	$80,284	$177
S&P 500 Emini; March 2017	Long	302	34,186	34,345	159
Total					$336

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments Principal Capital Appreciation Fund January 31, 2017 (unaudited)

COMMON STOCKS - 98.87%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 3.21%				Electric - 2.07%
Boeing Co/The	207,934	$33,981		NextEra Energy Inc	197,195	$24,397
Northrop Grumman Corp	137,973	31,607		Xcel Energy Inc	646,022	26,694
Teledyne Technologies Inc (a)	112,113	13,775				$51,091
		$79,363		Electronics - 0.88%
Airlines - 1.11%				Trimble Inc (a)	319,923	9,476
Alaska Air Group Inc	293,279	27,515		Waters Corp (a)	86,047	12,189
						$21,665
Apparel - 1.30%				Environmental Control - 1.52%
Deckers Outdoor Corp (a)	156,771	9,030		Waste Connections Inc	467,200	37,516
NIKE Inc	438,626	23,203
		$32,233		Food - 3.57%
Automobile Manufacturers - 0.73%				B&G Foods Inc	403,040	17,875
PACCAR Inc	266,702	17,952		General Mills Inc	307,260	19,197
				Kroger Co/The	1,117,315	37,944
Automobile Parts & Equipment - 1.40%				McCormick & Co Inc/MD	139,592	13,338
Adient PLC (a)	217,735	13,824		Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	2,740	—
Autoliv Inc	125,943	14,567		Safeway, Inc. - CVR - Property Development	2,740	—
Mobileye NV (a)	144,369	6,202		Centers (a),(b),(c),(d)
		$34,593				$88,354
Banks - 7.50%				Gas - 0.99%
East West Bancorp Inc	285,139	14,667		Sempra Energy	240,170	24,591
Goldman Sachs Group Inc/The	75,095	17,221
JPMorgan Chase & Co	414,733	35,099		Healthcare - Products - 5.16%
PNC Financial Services Group Inc/The	244,083	29,402		Abbott Laboratories	192,650	8,047
SVB Financial Group (a)	36,987	6,370		Becton Dickinson and Co	158,952	28,181
US Bancorp	636,098	33,491		Bio-Techne Corp	80,386	8,179
Wells Fargo & Co	873,688	49,215		Edwards Lifesciences Corp (a)	179,879	17,312
		$185,465		Medtronic PLC	283,182	21,528
Beverages - 2.25%				Thermo Fisher Scientific Inc	214,046	32,618
Anheuser-Busch InBev SA/NV ADR	11,883	1,239		Varex Imaging Corp (a)	52,572	1,511
Brown-Forman Corp - B Shares	172,436	7,863		Varian Medical Systems Inc (a)	131,432	10,206
Dr Pepper Snapple Group Inc	210,172	19,167				$127,582
PepsiCo Inc	262,755	27,269		Healthcare - Services - 0.72%
		$55,538		DaVita Inc (a)	99,678	6,355
Biotechnology - 1.38%				Universal Health Services Inc	101,333	11,413
Biogen Inc (a)	69,621	19,302				$17,768
Gilead Sciences Inc	203,156	14,718		Housewares - 0.30%
		$34,020		Tupperware Brands Corp	121,348	7,325
Building Materials - 0.72%
Apogee Enterprises Inc	129,522	7,393		Insurance - 2.42%
Johnson Controls International plc	233,999	10,291		AmTrust Financial Services Inc	959,162	25,312
		$17,684		Chubb Ltd	261,659	34,406
Chemicals - 2.52%						$59,718
EI du Pont de Nemours & Co	103,144	7,787		Internet - 6.16%
FMC Corp	124,486	7,489		Alphabet Inc - A Shares (a)	46,599	38,220
HB Fuller Co	307,838	15,198		Alphabet Inc - C Shares (a)	44,922	35,793
Innospec Inc	204,981	14,626		Amazon.com Inc (a)	36,424	29,994
International Flavors & Fragrances Inc	36,876	4,322		eBay Inc (a)	583,654	18,578
PPG Industries Inc	129,605	12,962		Facebook Inc (a)	229,135	29,861
		$62,384				$152,446
Commercial Services - 1.05%				Iron & Steel - 0.41%
Aaron's Inc	404,528	12,516		Reliance Steel & Aluminum Co	125,719	10,013
PayPal Holdings Inc (a)	341,108	13,569
		$26,085		Machinery - Diversified - 1.84%
Computers - 3.19%				Deere & Co	120,851	12,937
Apple Inc	649,755	78,848		Flowserve Corp	370,798	18,229
				Roper Technologies Inc	75,342	14,454
Consumer Products - 0.29%						$45,620
Kimberly-Clark Corp	59,953	7,262		Media - 4.34%
				Comcast Corp - Class A	578,657	43,642
Cosmetics & Personal Care - 0.48%				Nexstar Media Group Inc	97,334	6,366
Procter & Gamble Co/The	136,095	11,922		Sirius XM Holdings Inc	3,868,990	18,262
				Walt Disney Co/The	352,826	39,040
Distribution & Wholesale - 0.38%						$107,310
Pool Corp	88,404	9,332		Miscellaneous Manufacturers - 1.35%
				AptarGroup Inc	189,127	13,801
Diversified Financial Services - 4.58%				Crane Co	88,548	6,379
Ameriprise Financial Inc	240,112	26,957		Donaldson Co Inc	28,861	1,219
Charles Schwab Corp/The	507,727	20,939		General Electric Co	403,325	11,979
Discover Financial Services	187,254	12,973				$33,378
FNF Group	745,791	26,371		Oil & Gas - 4.98%
Synchrony Financial	725,043	25,971		Chevron Corp	232,471	25,886
		$113,211		Cimarex Energy Co	301,188	40,724

See accompanying notes

     Schedule of Investments Principal Capital Appreciation Fund January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	INVESTMENT COMPANIES - 1.39%	Shares Held	Value (000's)
Oil & Gas (continued)				Money Market Funds - 1.39%
Energen Corp (a)	191,134	$10,300		Goldman Sachs Financial Square Funds -	34,451,249	$34,451
Exxon Mobil Corp	231,867	19,451		Government Fund
Noble Energy Inc	377,083	14,993
Valero Energy Corp	179,474	11,802		TOTAL INVESTMENT COMPANIES		$34,451
		$123,156		Total Investments		$2,479,216
Oil & Gas Services - 1.01%				Other Assets and Liabilities - (0.26)%		$(6,365)
Schlumberger Ltd	298,957	25,026		TOTAL NET ASSETS - 100.00%		$2,472,851

Pharmaceuticals - 4.46%
Allergan PLC	114,217	25,001		(a) Non-Income Producing Security
Bristol-Myers Squibb Co	162,930	8,010		(b)		Security is Illiquid. At the end of the period, the value of these securities
Johnson & Johnson	292,679	33,146		totaled $0 or 0.00% of net assets.
McKesson Corp	130,010	18,091		(c)		Fair value of these investments is determined in good faith by the Manager
Pfizer Inc	665,193	21,106		under procedures established and periodically reviewed by the Board of
VCA Inc (a)	55,450	5,024		Directors. Inputs used in the valuation may be unobservable; however, not
		$110,378		all securities are included in Level 3 of the fair value hierarchy. At the end
Pipelines - 0.48%				of the period, the fair value of these securities totaled $0 or 0.00% of net
Magellan Midstream Partners LP	148,049	11,848		assets.
				(d)		Restricted Security. Please see Restricted Security Sub-Schedule for more
REITS - 3.80%				information.
Alexandria Real Estate Equities Inc	233,894	25,920
Essex Property Trust Inc	56,465	12,665
Host Hotels & Resorts Inc	1,000,956	18,087
Realty Income Corp	382,026	22,780		Portfolio Summary (unaudited)
Ventas Inc	233,822	14,420		Sector		Percent
		$93,872		Consumer, Non-cyclical		19.36%
				Financial		18.59%
Chipotle Retail - 5.43% Mexican Grill Inc (a)	37,514	15,810		Technology		14.11%
Copart Inc (a)	102,571	5,820		Communications		12.65%
				Consumer, Cyclical		11.46%
Costco Wholesale Corp	102,777	16,850		Industrial		10.24%
CVS Health Corp	242,043	19,075		Energy		6.47%
Dollar General Corp	437,670	32,309		Utilities		3.06%
Home Depot Inc/The	187,396	25,782		Basic Materials		2.93%
Starbucks Corp	339,215	18,732		Investment Companies		1.39%
		$134,378		Other Assets and Liabilities		(0.26)%
Savings & Loans - 0.29%				TOTAL NET ASSETS		100.00%
Washington Federal Inc	220,469	7,242

Semiconductors - 4.02%
Applied Materials Inc	170,845	5,851
Broadcom Ltd	80,218	16,003
Intel Corp	212,863	7,838
Lam Research Corp	169,719	19,494
Microchip Technology Inc	390,517	26,301
NXP Semiconductors NV (a)	117,952	11,542
QUALCOMM Inc	233,625	12,483
		$99,512
Software - 6.90%
Adobe Systems Inc (a)	268,194	30,408
Fair Isaac Corp	99,011	12,208
Fidelity National Information Services Inc	280,872	22,307
Microsoft Corp	1,068,258	69,063
Omnicell Inc (a)	370,944	13,317
Oracle Corp	464,554	18,633
Red Hat Inc (a)	34,628	2,627
Tyler Technologies Inc (a)	14,948	2,183
		$170,746
Telecommunications - 2.15%
Cisco Systems Inc	639,165	19,635
Verizon Communications Inc	682,926	33,470
		$53,105
Toys, Games & Hobbies - 0.81%
Hasbro Inc	241,250	19,906

Transportation - 0.72%
Expeditors International of Washington Inc	115,601	6,021
Union Pacific Corp	110,634	11,791
		$17,812
TOTAL COMMON STOCKS		$2,444,765

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2017 (unaudited)

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Safeway, Inc. - CVR - Property Development	04/27/2015	$—	$—	0.00%
Centers
Amounts in thousands

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2010 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.02%
Blue Chip Fund (a)	1,787,036	$31,327
Bond Market Index Fund (a)	9,658,512	104,795
Core Plus Bond Fund (a)	19,041,100	205,644
Diversified International Fund (a)	3,962,034	45,603
Diversified Real Asset Fund (a)	2,729,907	30,138
Equity Income Fund (a)	1,069,747	30,242
Global Diversified Income Fund (a)	7,495,543	102,164
Global Multi-Strategy Fund (a)	5,461,716	60,134
Global Opportunities Fund (a)	3,045,166	35,628
Inflation Protection Fund (a)	8,343,985	71,091
International Emerging Markets Fund (a)	126,165	2,872
International Small Company Fund (a)	831,091	8,485
LargeCap Growth Fund I (a)	2,528,302	30,567
LargeCap S&P 500 Index Fund (a)	3,182,674	49,936
LargeCap Value Fund III (a)	2,034,766	31,722
MidCap Fund (a)	1,110,257	25,758
MidCap Value Fund III (a)	951,973	19,239
Origin Emerging Markets Fund (a)	525,855	4,622
Overseas Fund (a)	4,519,977	44,070
Short-Term Income Fund (a)	14,678,131	178,486
SmallCap Growth Fund I (a),(b)	824,243	9,883
SmallCap Value Fund II (a)	784,915	10,251
		$1,132,657
TOTAL INVESTMENT COMPANIES		$1,132,657
Total Investments		$1,132,657
Other Assets and Liabilities - (0.02)%		$(274)
TOTAL NET ASSETS - 100.00%		$1,132,383

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.45%
Domestic Equity Funds	21.10%
Specialty Funds	16.99%
International Equity Funds	12.48%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,108,311	$33,185	22,031	$377	343,306	$5,853	1,787,036	$28,128
Bond Market Index Fund	9,461,074	105,301	1,186,875	13,170	989,437	10,812	9,658,512	107,590
Core Plus Bond Fund	20,714,534	224,841	178,833	1,928	1,852,267	20,038	19,041,100	206,731
Diversified International Fund	4,331,210	68,416	78,103	854	447,279	5,067	3,962,034	62,891
Diversified Real Asset Fund	2,879,707	30,435	77,759	837	227,559	2,483	2,729,907	28,883
Equity Income Fund	1,287,045	24,276	30,319	852	247,617	6,853	1,069,747	20,167
Global Diversified Income Fund	8,039,660	97,960	170,507	2,293	714,624	9,675	7,495,543	90,502
Global Multi-Strategy Fund	6,006,507	62,827	19,708	215	564,499	6,170	5,461,716	56,812
Global Opportunities Fund	3,293,331	36,364	62,256	709	310,421	3,569	3,045,166	33,527
Inflation Protection Fund	11,946,090	98,337	92,465	780	3,694,570	31,891	8,343,985	67,448
International Emerging Markets Fund	293,591	9,557	2,651	56	170,077	3,708	126,165	4,451
International Small Company Fund	—	—	831,091	8,050	—	—	831,091	8,050
LargeCap Growth Fund I	2,889,817	21,055	121,897	1,433	483,412	5,802	2,528,302	18,301
LargeCap S&P 500 Index Fund	3,825,502	37,546	118,859	1,865	761,687	11,834	3,182,674	30,627
LargeCap Value Fund III	2,313,222	30,586	95,566	1,511	374,022	5,802	2,034,766	26,874
MidCap Fund	1,156,524	16,809	74,025	1,701	120,292	2,734	1,110,257	16,131
MidCap Growth Fund III	1,263,915	12,170	—	—	1,263,915	12,807	—	—
MidCap Value Fund III	684,973	12,170	358,011	6,892	91,011	1,819	951,973	17,263
Origin Emerging Markets Fund	857,665	8,710	6,082	50	337,892	2,841	525,855	5,343
Overseas Fund	4,730,240	41,744	104,575	977	314,838	3,044	4,519,977	39,736
Short-Term Income Fund	12,681,383	152,880	3,450,195	42,022	1,453,447	17,662	14,678,131	177,234
SmallCap Growth Fund I	1,037,550	8,645	26,768	319	240,075	2,879	824,243	6,475
SmallCap Value Fund II	992,550	7,672	47,384	634	255,019	3,379	784,915	6,074
		$1,141,486		$87,525		$176,722		$1,059,238

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$236			$419			$86
Bond Market Index Fund		1,962			(69)			—
Core Plus Bond Fund		1,542			—			—
Diversified International Fund		774			(1,312)			—
Diversified Real Asset Fund		789			94			—
Equity Income Fund		201			1,892			596
Global Diversified Income Fund		2,107			(76)			—
Global Multi-Strategy Fund		96			(60)			—
Global Opportunities Fund		641			23			—
Inflation Protection Fund		651			222			—
International Emerging Markets Fund		56			(1,454)			—
International Small Company Fund		24			—			—
LargeCap Growth Fund I		26			1,615			1,354
LargeCap S&P 500 Index Fund		1,081			3,050			692
LargeCap Value Fund III		641			579			817
MidCap Fund		108			355			543
MidCap Growth Fund III		—			637			—
MidCap Value Fund III		277			20			77
Origin Emerging Markets Fund		50			(576)			—
Overseas Fund		899			59			—
Short-Term Income Fund		871			(6)			—
SmallCap Growth Fund I		—			390			302
SmallCap Value Fund II		91			1,147			527
		$13,123			$6,949			$4,994
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2015 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	1,415,635	$24,816
Bond Market Index Fund (a)	6,041,483	65,550
Core Plus Bond Fund (a)	12,073,586	130,395
Diversified International Fund (a)	3,183,995	36,648
Diversified Real Asset Fund (a)	1,743,438	19,248
Equity Income Fund (a)	895,706	25,322
Global Diversified Income Fund (a)	4,297,510	58,575
Global Multi-Strategy Fund (a)	3,186,413	35,082
Global Opportunities Fund (a)	2,699,581	31,585
Inflation Protection Fund (a)	3,982,195	33,928
International Emerging Markets Fund (a)	128,514	2,925
International Small Company Fund (a)	773,164	7,894
LargeCap Growth Fund I (a)	2,069,500	25,020
LargeCap S&P 500 Index Fund (a)	2,654,849	41,655
LargeCap Value Fund III (a)	1,593,042	24,835
MidCap Fund (a)	980,370	22,745
MidCap Value Fund III (a)	888,127	17,949
Origin Emerging Markets Fund (a)	375,888	3,304
Overseas Fund (a)	3,676,892	35,850
Short-Term Income Fund (a)	6,683,892	81,276
SmallCap Growth Fund I (a),(b)	690,019	8,273
SmallCap Value Fund II (a)	620,459	8,103
		$740,978
TOTAL INVESTMENT COMPANIES		$740,978
Total Investments		$740,978
Other Assets and Liabilities - (0.01)%		$(75)
TOTAL NET ASSETS - 100.00%		$740,903

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	42.00%
Domestic Equity Funds	26.82%
International Equity Funds	15.95%
Specialty Funds	15.24%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,650,482	$26,020	69,253	$1,183	304,100	$5,204	1,415,635	$22,282
Bond Market Index Fund	5,542,494	61,686	1,086,317	11,776	587,328	6,419	6,041,483	67,046
Core Plus Bond Fund	12,986,535	132,027	562,869	6,074	1,475,818	15,956	12,073,586	122,106
Diversified International Fund	3,343,794	28,510	180,293	1,994	340,092	3,885	3,183,995	26,841
Diversified Real Asset Fund	1,786,222	21,570	111,918	1,211	154,702	1,690	1,743,438	21,072
Equity Income Fund	989,577	18,884	55,161	1,542	149,032	4,203	895,706	17,072
Global Diversified Income Fund	4,436,478	60,162	256,914	3,463	395,882	5,362	4,297,510	58,272
Global Multi-Strategy Fund	3,361,853	35,378	139,298	1,522	314,738	3,442	3,186,413	33,454
Global Opportunities Fund	2,790,032	30,187	151,084	1,728	241,535	2,780	2,699,581	29,170
Inflation Protection Fund	5,902,454	48,695	195,515	1,656	2,115,774	18,273	3,982,195	32,305
International Emerging Markets Fund	212,901	2,793	2,355	49	86,742	1,874	128,514	1,611
International Small Company Fund	—	—	773,164	7,480	—	—	773,164	7,480
LargeCap Growth Fund I	2,245,981	13,177	172,454	2,028	348,935	4,203	2,069,500	11,999
LargeCap S&P 500 Index Fund	2,961,664	20,118	190,512	2,970	497,327	7,795	2,654,849	17,716
LargeCap Value Fund III	1,790,262	23,666	135,573	2,130	332,793	5,204	1,593,042	21,034
MidCap Fund	1,005,285	14,738	60,934	1,388	85,849	1,960	980,370	14,359
MidCap Growth Fund III	845,111	5,854	119	1	845,230	8,536	—	—
MidCap Value Fund III	478,369	7,660	485,101	9,455	75,343	1,504	888,127	15,626
Origin Emerging Markets Fund	594,206	6,048	4,191	34	222,509	1,877	375,888	3,833
Overseas Fund	3,854,218	36,110	222,985	2,104	400,311	3,885	3,676,892	34,327
Short-Term Income Fund	4,910,086	59,682	2,397,051	29,165	623,245	7,573	6,683,892	81,275
SmallCap Growth Fund I	827,586	5,794	47,396	562	184,963	2,213	690,019	4,678
SmallCap Value Fund II	764,035	5,950	62,671	833	206,247	2,712	620,459	4,776
		$664,709		$90,348		$116,550		$648,334

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$181			$283			$66
Bond Market Index Fund		1,042			3			—
Core Plus Bond Fund		980			(39)			—
Diversified International Fund		627			222			—
Diversified Real Asset Fund		491			(19)			—
Equity Income Fund		153			849			454
Global Diversified Income Fund		1,175			9			—
Global Multi-Strategy Fund		54			(4)			—
Global Opportunities Fund		548			35			—
Inflation Protection Fund		301			227			—
International Emerging Markets Fund		49			643			—
International Small Company Fund		21			—			—
LargeCap Growth Fund I		21			997			1,072
LargeCap S&P 500 Index Fund		828			2,423			530
LargeCap Value Fund III		525			442			670
MidCap Fund		92			193			461
MidCap Growth Fund III		—			2,681			—
MidCap Value Fund III		249			15			69
Origin Emerging Markets Fund		34			(372)			—
Overseas Fund		736			(2)			—
Short-Term Income Fund		372			1			—
SmallCap Growth Fund I		—			535			259
SmallCap Value Fund II		78			705			453
		$8,557			$9,827			$4,034
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2020 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	13,373,160	$234,432
Bond Market Index Fund (a)	42,184,001	457,696
Core Plus Bond Fund (a)	87,210,073	941,869
Diversified International Fund (a)	29,803,055	343,033
Diversified Real Asset Fund (a)	13,488,101	148,909
Equity Income Fund (a)	8,482,985	239,814
Global Diversified Income Fund (a)	28,717,738	391,423
Global Multi-Strategy Fund (a)	23,497,366	258,706
Global Opportunities Fund (a)	24,507,610	286,739
Inflation Protection Fund (a)	23,542,760	200,584
International Emerging Markets Fund (a)	1,390,272	31,643
International Small Company Fund (a)	2,610,331	26,651
LargeCap Growth Fund I (a)	19,239,205	232,602
LargeCap S&P 500 Index Fund (a)	25,202,029	395,420
LargeCap Value Fund III (a)	15,420,422	240,404
MidCap Fund (a)	8,762,511	203,290
MidCap Value Fund III (a)	7,538,478	152,353
Origin Emerging Markets Fund (a)	3,110,679	27,343
Overseas Fund (a)	36,594,405	356,795
Real Estate Securities Fund (a)	2,584,661	58,103
Short-Term Income Fund (a)	26,891,047	326,995
SmallCap Growth Fund I (a),(b)	6,169,573	73,973
SmallCap Value Fund II (a)	5,953,041	77,747
		$5,706,524
TOTAL INVESTMENT COMPANIES		$5,706,524
Total Investments		$5,706,524
Other Assets and Liabilities - (0.01)%		$(727)
TOTAL NET ASSETS - 100.00%		$5,705,797

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	33.78%
Domestic Equity Funds	33.44%
International Equity Funds	18.79%
Specialty Funds	14.00%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	14,877,457	$233,784	183,875	$3,149	1,688,172	$28,723	13,373,160	$209,757
Bond Market Index Fund	33,788,910	375,886	11,135,588	122,663	2,740,497	29,915	42,184,001	468,634
Core Plus Bond Fund	96,308,830	1,046,045	948,316	10,224	10,047,073	108,693	87,210,073	947,539
Diversified International Fund	31,227,486	423,333	612,946	6,712	2,037,377	22,953	29,803,055	408,086
Diversified Real Asset Fund	13,871,275	161,116	402,884	4,336	786,058	8,559	13,488,101	156,687
Equity Income Fund	8,916,249	179,599	235,096	6,598	668,360	18,723	8,482,985	167,741
Global Diversified Income Fund	29,782,425	415,661	690,833	9,293	1,755,520	23,739	28,717,738	401,212
Global Multi-Strategy Fund	23,868,949	251,359	1,067,537	11,711	1,439,120	15,721	23,497,366	247,560
Global Opportunities Fund	25,461,955	276,881	527,136	6,006	1,481,481	16,991	24,507,610	265,950
Global Real Estate Securities Fund	13,300,434	97,829	155,090	1,320	13,455,524	117,203	—	—
Inflation Protection Fund	24,671,535	215,371	294,506	2,486	1,423,281	12,126	23,542,760	205,708
International Emerging Markets Fund	2,120,184	60,557	26,364	553	756,276	16,297	1,390,272	41,612
International Small Company Fund	—	—	2,610,331	25,435	—	—	2,610,331	25,435
LargeCap Growth Fund I	20,277,516	147,163	941,594	11,078	1,979,905	23,711	19,239,205	139,034
LargeCap S&P 500 Index Fund	27,413,294	246,551	898,383	14,088	3,109,648	48,340	25,202,029	222,681
LargeCap Value Fund III	16,212,850	214,565	735,652	11,629	1,528,080	23,709	15,420,422	204,173
MidCap Fund	9,040,420	168,291	248,894	5,696	526,803	11,956	8,762,511	161,913
MidCap Growth Fund III	8,792,544	74,948	—	—	8,792,544	88,927	—	—
MidCap Value Fund III	4,719,560	75,157	3,274,808	63,278	455,890	9,059	7,538,478	129,508
Origin Emerging Markets Fund	5,026,053	52,350	38,099	311	1,953,473	16,347	3,110,679	32,849
Overseas Fund	36,556,576	344,952	864,917	8,089	827,088	7,939	36,594,405	345,108
Real Estate Securities Fund	—	—	2,645,900	59,555	61,239	1,395	2,584,661	58,171
Short-Term Income Fund	20,025,572	244,814	8,585,742	104,333	1,720,267	20,900	26,891,047	328,238
SmallCap Growth Fund I	7,566,247	70,018	206,807	2,464	1,603,481	19,293	6,169,573	52,792
SmallCap Value Fund II	7,017,813	54,307	362,017	4,843	1,426,789	19,294	5,953,041	46,673
		$5,430,537		$495,850		$710,513		$5,267,061

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,735			$1,547			$633
Bond Market Index Fund		8,206			—			—
Core Plus Bond Fund		7,044			(37)			—
Diversified International Fund		5,590			994			—
Diversified Real Asset Fund		3,848			(206)			—
Equity Income Fund		1,470			267			4,349
Global Diversified Income Fund		7,937			(3)			—
Global Multi-Strategy Fund		387			211			—
Global Opportunities Fund		5,040			54			—
Global Real Estate Securities Fund		1,173			18,054			147
Inflation Protection Fund		1,804			(23)			—
International Emerging Markets Fund		553			(3,201)			—
International Small Company Fund		74			—			—
LargeCap Growth Fund I		194			4,504			10,103
LargeCap S&P 500 Index Fund		7,783			10,382			4,978
LargeCap Value Fund III		4,768			1,688			6,080
MidCap Fund		833			(118)			4,180
MidCap Growth Fund III		—			13,979			—
MidCap Value Fund III		2,144			132			597
Origin Emerging Markets Fund		311			(3,465)			—
Overseas Fund		6,967			6			—
Real Estate Securities Fund		123			11			863
Short-Term Income Fund		1,475			(9)			—
SmallCap Growth Fund I		—			(397)			2,220
SmallCap Value Fund II		679			6,817			3,920
		$70,138			$51,187			$38,070
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2025 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	4,691,114	$82,235
Bond Market Index Fund (a)	11,983,577	130,022
Core Plus Bond Fund (a)	23,287,717	251,507
Diversified International Fund (a)	10,672,271	122,838
Diversified Real Asset Fund (a)	3,848,241	42,484
Equity Income Fund (a)	2,989,553	84,515
Global Diversified Income Fund (a)	7,377,331	100,553
Global Multi-Strategy Fund (a)	6,167,071	67,899
Global Opportunities Fund (a)	8,213,226	96,095
Inflation Protection Fund (a)	4,788,185	40,795
International Emerging Markets Fund (a)	493,836	11,240
International Small Company Fund (a)	1,312,175	13,397
LargeCap Growth Fund I (a)	6,741,928	81,510
LargeCap S&P 500 Index Fund (a)	8,842,842	138,744
LargeCap Value Fund III (a)	5,222,842	81,424
MidCap Fund (a)	2,943,792	68,296
MidCap Value Fund III (a)	2,522,511	50,980
Origin Emerging Markets Fund (a)	1,198,359	10,534
Overseas Fund (a)	12,386,564	120,769
Real Estate Securities Fund (a)	1,091,980	24,548
Short-Term Income Fund (a)	2,208,741	26,858
SmallCap Growth Fund I (a),(b)	2,205,681	26,446
SmallCap Value Fund II (a)	2,065,207	26,972
		$1,700,661
TOTAL INVESTMENT COMPANIES		$1,700,661
Total Investments		$1,700,661
Other Assets and Liabilities - (0.01)%		$(174)
TOTAL NET ASSETS - 100.00%		$1,700,487

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	39.15%
Fixed Income Funds	26.42%
International Equity Funds	22.04%
Specialty Funds	12.40%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	4,939,142	$78,422	154,527	$2,650	402,555	$6,868	4,691,114	$74,407
Bond Market Index Fund	10,111,958	112,523	2,559,108	28,138	687,489	7,506	11,983,577	133,143
Core Plus Bond Fund	23,867,494	252,811	711,715	7,679	1,291,492	13,975	23,287,717	246,513
Diversified International Fund	10,554,758	104,949	426,035	4,717	308,522	3,495	10,672,271	106,172
Diversified Real Asset Fund	3,872,024	47,005	191,544	2,075	215,327	2,347	3,848,241	46,737
Equity Income Fund	3,008,707	79,837	137,635	3,858	156,789	4,368	2,989,553	79,327
Global Diversified Income Fund	7,300,264	101,707	489,014	6,608	411,947	5,573	7,377,331	102,744
Global Multi-Strategy Fund	6,179,483	65,196	339,146	3,713	351,558	3,842	6,167,071	65,067
Global Opportunities Fund	8,340,392	92,440	343,886	3,941	471,052	5,407	8,213,226	90,972
Global Real Estate Securities Fund	5,503,849	41,598	87,615	746	5,591,464	48,759	—	—
Inflation Protection Fund	6,155,057	53,749	159,616	1,356	1,526,488	13,166	4,788,185	41,963
International Emerging Markets Fund	685,147	13,721	8,970	189	200,281	4,318	493,836	8,811
International Small Company Fund	—	—	1,312,175	13,008	—	—	1,312,175	13,008
LargeCap Growth Fund I	6,942,532	50,361	455,396	5,397	656,000	7,867	6,741,928	47,844
LargeCap S&P 500 Index Fund	9,156,277	86,924	484,655	7,598	798,090	12,556	8,842,842	82,255
LargeCap Value Fund III	5,408,728	72,318	345,949	5,470	531,835	8,369	5,222,842	69,610
MidCap Fund	2,316,930	48,168	794,978	18,292	168,116	3,827	2,943,792	62,630
MidCap Growth Fund III	3,706,828	35,643	1,792	17	3,708,620	37,780	—	—
MidCap Value Fund III	2,039,437	33,210	635,266	12,198	152,192	3,029	2,522,511	42,397
Origin Emerging Markets Fund	1,698,215	17,486	13,979	114	513,835	4,318	1,198,359	12,421
Overseas Fund	12,211,827	121,475	537,090	5,076	362,353	3,492	12,386,564	123,061
Real Estate Securities Fund	—	—	1,119,076	25,145	27,096	617	1,091,980	24,531
Short-Term Income Fund	—	—	2,274,101	27,638	65,360	794	2,208,741	26,844
SmallCap Growth Fund I	2,291,431	20,819	115,087	1,375	200,837	2,405	2,205,681	19,784
SmallCap Value Fund II	2,225,406	20,606	162,414	2,171	322,613	4,406	2,065,207	18,579
		$1,550,968		$189,169		$209,084		$1,538,820

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$602			$203			$220
Bond Market Index Fund		2,353			(12)			—
Core Plus Bond Fund		1,825			(2)			—
Diversified International Fund		2,004			1			—
Diversified Real Asset Fund		1,093			4			—
Equity Income Fund		514			—			1,517
Global Diversified Income Fund		1,986			2			—
Global Multi-Strategy Fund		102			—			—
Global Opportunities Fund		1,680			(2)			—
Global Real Estate Securities Fund		643			6,415			81
Inflation Protection Fund		369			24			—
International Emerging Markets Fund		182			(781)			—
International Small Company Fund		16			—			—
LargeCap Growth Fund I		67			(47)			3,502
LargeCap S&P 500 Index Fund		2,706			289			1,729
LargeCap Value Fund III		1,602			191			2,040
MidCap Fund		278			(3)			1,392
MidCap Growth Fund III		—			2,120			—
MidCap Value Fund III		712			18			198
Origin Emerging Markets Fund		108			(861)			—
Overseas Fund		2,363			2			—
Real Estate Securities Fund		40			3			277
Short-Term Income Fund		87			—			—
SmallCap Growth Fund I		—			(5)			786
SmallCap Value Fund II		234			208			1,348
		$21,566			$7,767			$13,090
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2030 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	16,170,323	$283,466
Bond Market Index Fund (a)	33,531,304	363,815
Core Plus Bond Fund (a)	73,312,373	791,774
Diversified International Fund (a)	42,496,288	489,132
Diversified Real Asset Fund (a)	14,893,598	164,425
Equity Income Fund (a)	7,402,811	209,277
Global Diversified Income Fund (a)	22,672,278	309,023
Global Multi-Strategy Fund (a)	23,143,654	254,812
Global Opportunities Fund (a)	35,807,920	418,953
Inflation Protection Fund (a)	15,275,328	130,146
International Emerging Markets Fund (a)	2,657,121	60,476
International Small Company Fund (a)	9,923,932	101,323
LargeCap Growth Fund I (a)	35,269,916	426,413
LargeCap S&P 500 Index Fund (a)	38,366,092	601,964
LargeCap Value Fund (a)	16,676,680	197,952
LargeCap Value Fund III (a)	19,598,550	305,541
MidCap Fund (a)	13,086,919	303,617
MidCap Value Fund III (a)	11,899,731	240,494
Origin Emerging Markets Fund (a)	6,382,812	56,105
Overseas Fund (a)	49,303,495	480,709
Real Estate Securities Fund (a)	4,004,856	90,029
SmallCap Growth Fund I (a),(b)	10,292,748	123,410
SmallCap Value Fund II (a)	9,532,872	124,499
		$6,527,355
TOTAL INVESTMENT COMPANIES		$6,527,355
Total Investments		$6,527,355
Other Assets and Liabilities - (0.01)%		$(814)
TOTAL NET ASSETS - 100.00%		$6,526,541

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	44.53%
International Equity Funds	24.63%
Fixed Income Funds	19.69%
Specialty Funds	11.16%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	16,843,143	$268,503	306,120	$5,248	978,940	$16,704	16,170,323	$257,686
Bond Market Index Fund	25,945,420	288,860	9,860,625	108,466	2,274,741	24,790	33,531,304	372,479
Core Plus Bond Fund	78,909,456	857,366	1,161,940	12,529	6,759,023	73,013	73,312,373	796,791
Diversified International Fund	46,111,987	590,090	1,097,101	12,061	4,712,800	52,573	42,496,288	549,599
Diversified Real Asset Fund	15,246,770	185,824	520,038	5,611	873,210	9,498	14,893,598	181,690
Equity Income Fund	8,656,512	230,462	238,022	6,678	1,491,723	41,358	7,402,811	197,037
Global Diversified Income Fund	22,194,459	309,506	1,808,341	24,473	1,330,522	17,978	22,672,278	316,118
Global Multi-Strategy Fund	20,755,076	219,597	3,782,867	41,518	1,394,289	15,237	23,143,654	245,890
Global Opportunities Fund	36,997,830	408,433	951,727	10,868	2,141,637	24,548	35,807,920	394,738
Global Real Estate Securities Fund	24,681,249	184,178	224,531	1,913	24,905,780	216,949	—	—
Inflation Protection Fund	15,910,869	139,072	266,793	2,258	902,334	7,680	15,275,328	133,647
International Emerging Markets Fund	2,981,926	78,807	54,350	1,149	379,155	8,205	2,657,121	70,176
International Small Company Fund	—	—	9,923,932	97,978	—	—	9,923,932	97,978
LargeCap Growth Fund I	35,393,364	263,859	1,885,873	22,245	2,009,321	23,719	35,269,916	263,250
LargeCap S&P 500 Index Fund	39,659,893	402,899	1,551,398	24,333	2,845,199	44,370	38,366,092	383,805
LargeCap Value Fund	19,999,338	178,052	901,630	10,926	4,224,288	51,182	16,676,680	140,239
LargeCap Value Fund III	15,924,037	210,459	4,820,803	76,411	1,146,290	17,882	19,598,550	268,962
MidCap Fund	7,048,074	154,920	6,791,430	156,511	752,585	17,079	13,086,919	294,192
MidCap Growth Fund III	18,942,974	187,637	22,195	225	18,965,169	194,374	—	—
MidCap Value Fund III	10,218,643	163,729	2,387,182	46,340	706,094	14,015	11,899,731	196,052
Origin Emerging Markets Fund	7,279,541	76,158	95,271	787	992,000	8,327	6,382,812	67,116
Overseas Fund	54,374,463	514,110	1,482,420	13,905	6,553,388	62,573	49,303,495	465,739
Real Estate Securities Fund	—	—	4,082,329	91,567	77,473	1,766	4,004,856	89,804
SmallCap Growth Fund I	10,441,494	99,511	384,342	4,583	533,088	6,268	10,292,748	97,861
SmallCap Value Fund II	10,124,039	83,547	618,698	8,278	1,209,865	16,445	9,532,872	76,268
		$6,095,579		$786,861		$966,533		$5,957,117

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$2,103			$639			$768
Bond Market Index Fund		5,923			(57)			—
Core Plus Bond Fund		5,973			(91)			—
Diversified International Fund		8,155			21			—
Diversified Real Asset Fund		4,261			(247)			—
Equity Income Fund		1,282			1,255			3,792
Global Diversified Income Fund		6,015			117			—
Global Multi-Strategy Fund		339			12			—
Global Opportunities Fund		7,379			(15)			—
Global Real Estate Securities Fund		1,644			30,858			206
Inflation Protection Fund		1,172			(3)			—
International Emerging Markets Fund		872			(1,575)			—
International Small Company Fund		225			—			—
LargeCap Growth Fund I		357			865			18,513
LargeCap S&P 500 Index Fund		11,861			943			7,583
LargeCap Value Fund		4,804			2,443			4,544
LargeCap Value Fund III		6,086			(26)			7,755
MidCap Fund		1,056			(160)			5,295
MidCap Growth Fund III		—			6,512			171
MidCap Value Fund III		3,387			(2)			943
Origin Emerging Markets Fund		509			(1,502)			—
Overseas Fund		10,000			297			—
Real Estate Securities Fund		274			3			1,922
SmallCap Growth Fund I		—			35			3,692
SmallCap Value Fund II		1,087			888			6,274
		$84,764			$41,210			$61,458
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2035 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	1,833,426	$32,140
Bond Market Index Fund (a)	7,368,170	79,945
Core Plus Bond Fund (a)	14,022,802	151,446
Diversified International Fund (a)	9,388,435	108,061
Diversified Real Asset Fund (a)	3,002,708	33,150
Equity Income Fund (a)	1,420,942	40,170
Global Opportunities Fund (a)	3,901,882	45,652
High Yield Fund I (a)	4,487,702	44,428
International Emerging Markets Fund (a)	641,645	14,604
International Small Company Fund (a)	2,687,037	27,435
LargeCap Growth Fund I (a)	10,521,857	127,209
LargeCap S&P 500 Index Fund (a)	8,701,248	136,523
LargeCap Value Fund (a)	3,335,003	39,586
LargeCap Value Fund III (a)	5,131,194	79,995
MidCap Growth Fund III (a),(b)	6,112,152	63,689
MidCap Value Fund III (a)	3,315,701	67,010
Origin Emerging Markets Fund (a)	1,510,762	13,280
Overseas Fund (a)	10,967,930	106,937
Real Estate Securities Fund (a)	1,064,704	23,935
SmallCap Growth Fund I (a),(b)	2,117,782	25,392
SmallCap Value Fund II (a)	2,022,048	26,408
		$1,286,995
TOTAL INVESTMENT COMPANIES		$1,286,995
Total Investments		$1,286,995
Other Assets and Liabilities - (0.01)%		$(126)
TOTAL NET ASSETS - 100.00%		$1,286,869

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	51.45%
International Equity Funds	24.55%
Fixed Income Funds	21.43%
Specialty Funds	2.58%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	1,908,141	$32,545	74,715	$1,297	1,833,426	$31,257
Bond Market Index Fund	7,172,856	79,818	780,225	8,503	584,911	6,379	7,368,170	81,942
Core Plus Bond Fund	13,500,898	144,550	1,532,133	16,528	1,010,229	10,923	14,022,802	150,153
Diversified International Fund	9,770,055	98,384	378,241	4,184	759,861	8,494	9,388,435	94,073
Diversified Real Asset Fund	3,067,148	37,283	147,334	1,596	211,774	2,307	3,002,708	36,550
Equity Income Fund	—	—	1,467,049	39,837	46,107	1,298	1,420,942	38,542
Global Opportunities Fund	4,026,039	44,942	161,456	1,850	285,613	3,279	3,901,882	43,512
Global Real Estate Securities Fund	5,447,355	41,594	56,731	484	5,504,086	47,766	—	—
High Yield Fund I	2,700,147	26,188	2,125,106	20,708	337,551	3,322	4,487,702	43,571
Inflation Protection Fund	2,209,037	19,130	1,746	15	2,210,783	19,146	—	—
International Emerging Markets Fund	707,714	13,778	23,369	500	89,438	1,934	641,645	12,276
International Small Company Fund	—	—	2,795,435	27,560	108,398	1,088	2,687,037	26,483
LargeCap Growth Fund	2,248,011	12,962	—	—	2,248,011	22,010	—	—
LargeCap Growth Fund I	11,992,283	109,355	716,417	8,484	2,186,843	26,380	10,521,857	91,743
LargeCap S&P 500 Index Fund	9,033,543	96,686	485,130	7,608	817,425	12,728	8,701,248	91,737
LargeCap Value Fund	6,691,480	67,745	242,216	2,931	3,598,693	42,373	3,335,003	28,073
LargeCap Value Fund III	5,276,815	71,083	343,387	5,429	489,008	7,670	5,131,194	68,774
MidCap Growth Fund III	6,093,883	60,994	460,092	4,614	441,823	4,516	6,112,152	61,093
MidCap Value Fund III	3,305,830	56,977	237,042	4,641	227,171	4,516	3,315,701	57,102
Origin Emerging Markets Fund	1,691,717	17,433	49,253	412	230,208	1,937	1,510,762	15,712
Overseas Fund	12,013,709	120,054	483,337	4,561	1,529,116	14,495	10,967,930	110,114
Real Estate Securities Fund	—	—	1,099,661	24,778	34,957	795	1,064,704	23,986
SmallCap Growth Fund I	2,322,371	22,573	111,899	1,336	316,488	3,797	2,117,782	20,127
SmallCap Value Fund II	2,222,229	21,760	160,033	2,139	360,214	4,795	2,022,048	19,187
		$1,163,289		$221,243		$253,245		$1,146,007

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$235			$9			$86
Bond Market Index Fund		1,471			—			—
Core Plus Bond Fund		1,055			(2)			—
Diversified International Fund		1,811			(1)			—
Diversified Real Asset Fund		863			(22)			—
Equity Income Fund		243			3			716
Global Opportunities Fund		808			(1)			—
Global Real Estate Securities Fund		395			5,688			49
High Yield Fund I		576			(3)			—
Inflation Protection Fund		—			1			—
International Emerging Markets Fund		207			(68)			—
International Small Company Fund		48			11			—
LargeCap Growth Fund		—			9,048			—
LargeCap Growth Fund I		109			284			5,647
LargeCap S&P 500 Index Fund		2,755			171			1,760
LargeCap Value Fund		1,031			(230)			975
LargeCap Value Fund III		1,595			(68)			2,031
MidCap Growth Fund III		—			1			178
MidCap Value Fund III		943			—			262
Origin Emerging Markets Fund		118			(196)			—
Overseas Fund		2,187			(6)			—
Real Estate Securities Fund		58			3			406
SmallCap Growth Fund I		—			15			765
SmallCap Value Fund II		231			83			1,337
		$16,739			$14,720			$14,212
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2040 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.02%
Blue Chip Fund (a)	6,358,855	$111,471
Bond Market Index Fund (a)	18,379,118	199,413
Core Plus Bond Fund (a)	37,028,877	399,912
Diversified International Fund (a)	33,941,905	390,671
Diversified Real Asset Fund (a)	9,919,339	109,510
Equity Income Fund (a)	5,253,768	148,524
Global Opportunities Fund (a)	14,041,504	164,286
High Yield Fund I (a)	12,459,592	123,350
International Emerging Markets Fund (a)	2,203,945	50,162
International Small Company Fund (a)	10,457,693	106,773
LargeCap Growth Fund I (a)	37,906,778	458,293
LargeCap S&P 500 Index Fund (a)	31,755,626	498,246
LargeCap Value Fund (a)	12,289,118	145,872
LargeCap Value Fund III (a)	18,570,578	289,515
MidCap Growth Fund III (a),(b)	21,486,994	223,894
MidCap Value Fund III (a)	11,133,980	225,018
Origin Emerging Markets Fund (a)	5,167,553	45,423
Overseas Fund (a)	39,877,753	388,808
Real Estate Securities Fund (a)	4,010,131	90,148
SmallCap Growth Fund I (a),(b)	7,823,559	93,804
SmallCap Value Fund II (a)	7,519,010	98,198
		$4,361,291
TOTAL INVESTMENT COMPANIES		$4,361,291
Total Investments		$4,361,291
Other Assets and Liabilities - (0.02)%		$(762)
TOTAL NET ASSETS - 100.00%		$4,360,529

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.65%
International Equity Funds	26.29%
Fixed Income Funds	16.57%
Specialty Funds	2.51%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	6,486,624	$110,171	127,769	$2,216	6,358,855	$107,966
Bond Market Index Fund	17,641,891	195,911	1,913,889	20,843	1,176,662	12,819	18,379,118	203,883
Core Plus Bond Fund	34,150,438	371,083	5,094,547	55,279	2,216,108	23,948	37,028,877	402,424
Diversified International Fund	37,682,684	455,579	980,240	10,793	4,721,019	52,581	33,941,905	414,099
Diversified Real Asset Fund	10,139,661	118,489	377,384	4,076	597,706	6,501	9,919,339	115,961
Equity Income Fund	—	—	5,332,545	145,091	78,777	2,216	5,253,768	142,870
Global Opportunities Fund	14,486,720	160,183	417,986	4,778	863,202	9,891	14,041,504	155,071
Global Real Estate Securities Fund	21,032,264	157,063	245,012	2,087	21,277,276	185,714	—	—
High Yield Fund I	8,756,683	84,445	4,503,444	43,881	800,535	7,867	12,459,592	120,452
Inflation Protection Fund	4,723,707	40,180	1,657	14	4,725,364	40,922	—	—
International Emerging Markets Fund	2,475,956	58,714	58,494	1,243	330,505	7,121	2,203,945	51,511
International Small Company Fund	—	—	10,641,774	105,053	184,081	1,848	10,457,693	103,234
LargeCap Growth Fund	8,178,326	46,699	—	—	8,178,326	79,746	—	—
LargeCap Growth Fund I	40,726,463	337,651	2,150,477	25,382	4,970,162	59,665	37,906,778	303,925
LargeCap S&P 500 Index Fund	32,259,633	338,340	1,381,424	21,669	1,885,431	29,218	31,755,626	330,831
LargeCap Value Fund	23,846,069	242,766	724,818	8,781	12,281,769	144,910	12,289,118	102,748
LargeCap Value Fund III	19,259,471	256,662	1,033,050	16,337	1,721,943	27,015	18,570,578	247,343
MidCap Growth Fund III	21,528,338	216,724	1,284,666	13,201	1,326,010	13,503	21,486,994	216,424
MidCap Value Fund III	11,484,284	197,173	330,726	6,626	681,030	13,505	11,133,980	190,264
Origin Emerging Markets Fund	5,897,589	61,808	115,110	957	845,146	7,067	5,167,553	54,470
Overseas Fund	45,193,717	442,013	1,335,855	12,552	6,651,819	63,583	39,877,753	390,477
Real Estate Securities Fund	—	—	4,073,479	92,122	63,348	1,444	4,010,131	90,680
SmallCap Growth Fund I	8,375,719	82,840	323,196	3,858	875,356	10,453	7,823,559	76,368
SmallCap Value Fund II	7,795,335	67,083	512,123	6,853	788,448	10,451	7,519,010	63,632
		$3,931,406		$711,647		$814,204		$3,884,633

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$803			$11			$293
Bond Market Index Fund		3,393			(52)			—
Core Plus Bond Fund		2,740			10			—
Diversified International Fund		6,511			308			—
Diversified Real Asset Fund		2,837			(103)			—
Equity Income Fund		886			(5)			2,615
Global Opportunities Fund		2,893			1			—
Global Real Estate Securities Fund		1,799			26,564			225
High Yield Fund I		1,612			(7)			—
Inflation Protection Fund		—			728			—
International Emerging Markets Fund		722			(1,325)			—
International Small Company Fund		229			29			—
LargeCap Growth Fund		—			33,047			—
LargeCap Growth Fund I		387			557			20,068
LargeCap S&P 500 Index Fund		9,819			40			6,274
LargeCap Value Fund		3,650			(3,889)			3,451
LargeCap Value Fund III		5,757			1,359			7,333
MidCap Growth Fund III		—			2			624
MidCap Value Fund III		3,167			(30)			881
Origin Emerging Markets Fund		412			(1,228)			—
Overseas Fund		8,269			(505)			—
Real Estate Securities Fund		201			2			1,407
SmallCap Growth Fund I		—			123			2,817
SmallCap Value Fund II		858			147			4,955
		$56,945			$55,784			$50,943
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2045 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	1,554,043	$27,242
Bond Market Index Fund (a)	2,904,897	31,518
Core Plus Bond Fund (a)	5,290,829	57,141
Diversified International Fund (a)	6,959,656	80,106
Diversified Real Asset Fund (a)	1,986,394	21,930
Equity Income Fund (a)	949,647	26,847
Global Opportunities Fund (a)	2,887,429	33,783
High Yield Fund I (a)	1,728,675	17,114
International Emerging Markets Fund (a)	429,894	9,784
International Small Company Fund (a)	2,201,688	22,479
LargeCap Growth Fund I (a)	7,347,930	88,837
LargeCap S&P 500 Index Fund (a)	6,453,613	101,257
LargeCap Value Fund (a)	2,415,314	28,670
LargeCap Value Fund III (a)	3,908,753	60,937
MidCap Growth Fund III (a),(b)	4,342,612	45,250
MidCap Value Fund III (a)	2,339,587	47,283
Origin Emerging Markets Fund (a)	979,387	8,609
Overseas Fund (a)	8,160,891	79,569
Real Estate Securities Fund (a)	901,033	20,255
SmallCap Growth Fund I (a),(b)	1,587,972	19,040
SmallCap Value Fund II (a)	1,576,357	20,587
		$848,238
TOTAL INVESTMENT COMPANIES		$848,238
Total Investments		$848,238
Other Assets and Liabilities - (0.01)%		$(80)
TOTAL NET ASSETS - 100.00%		$848,158

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.32%
International Equity Funds	27.62%
Fixed Income Funds	12.48%
Specialty Funds	2.59%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	1,601,571	$27,072	47,528	$826	1,554,043	$26,256
Bond Market Index Fund	2,539,656	28,318	630,922	6,863	265,681	2,891	2,904,897	32,286
Core Plus Bond Fund	4,985,294	53,764	802,251	8,657	496,716	5,364	5,290,829	57,059
Diversified International Fund	7,585,999	78,934	359,816	3,984	986,159	10,972	6,959,656	71,952
Diversified Real Asset Fund	2,042,392	24,267	119,490	1,295	175,488	1,907	1,986,394	23,654
Equity Income Fund	—	—	979,010	26,586	29,363	827	949,647	25,760
Global Opportunities Fund	3,000,826	33,889	153,180	1,754	266,577	3,052	2,887,429	32,590
Global Real Estate Securities Fund	4,550,549	36,521	44,844	383	4,595,393	40,112	—	—
High Yield Fund I	1,801,565	17,758	82,321	806	155,211	1,526	1,728,675	17,037
International Emerging Markets Fund	508,925	11,165	21,665	465	100,696	2,162	429,894	9,361
International Small Company Fund	—	—	2,270,830	22,350	69,142	694	2,201,688	21,668
LargeCap Growth Fund	1,151,462	6,809	—	—	1,151,462	11,184	—	—
LargeCap Growth Fund I	8,792,590	87,035	596,353	7,076	2,041,013	24,399	7,347,930	69,733
LargeCap S&P 500 Index Fund	6,607,062	75,671	429,149	6,719	582,598	9,031	6,453,613	73,357
LargeCap Value Fund	4,955,073	53,073	204,172	2,466	2,743,931	32,432	2,415,314	22,276
LargeCap Value Fund III	3,945,110	53,677	303,218	4,788	339,575	5,298	3,908,753	53,140
MidCap Growth Fund III	4,489,896	46,075	263,779	2,702	411,063	4,192	4,342,612	44,580
MidCap Value Fund III	2,428,207	42,875	122,241	2,438	210,861	4,191	2,339,587	41,117
Origin Emerging Markets Fund	1,193,734	12,349	49,206	413	263,553	2,198	979,387	10,250
Overseas Fund	9,063,181	91,556	457,764	4,321	1,360,054	12,969	8,160,891	82,917
Real Estate Securities Fund	—	—	926,347	21,074	25,314	575	901,033	20,499
SmallCap Growth Fund I	1,626,436	16,913	100,428	1,197	138,892	1,640	1,587,972	16,470
SmallCap Value Fund II	1,638,419	17,199	139,920	1,866	201,982	2,675	1,576,357	16,387
		$787,848		$155,275		$181,117		$768,349

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$197			$10			$72
Bond Market Index Fund		529			(4)			—
Core Plus Bond Fund		396			2			—
Diversified International Fund		1,364			6			—
Diversified Real Asset Fund		579			(1)			—
Equity Income Fund		162			1			476
Global Opportunities Fund		608			(1)			—
Global Real Estate Securities Fund		291			3,208			36
High Yield Fund I		233			(1)			—
International Emerging Markets Fund		149			(107)			—
International Small Company Fund		53			12			—
LargeCap Growth Fund		—			4,375			—
LargeCap Growth Fund I		77			21			3,985
LargeCap S&P 500 Index Fund		2,031			(2)			1,297
LargeCap Value Fund		740			(831)			700
LargeCap Value Fund III		1,231			(27)			1,568
MidCap Growth Fund III		—			(5)			129
MidCap Value Fund III		677			(5)			188
Origin Emerging Markets Fund		84			(314)			—
Overseas Fund		1,701			9			—
Real Estate Securities Fund		52			—			365
SmallCap Growth Fund I		—			—			581
SmallCap Value Fund II		183			(3)			1,054
		$11,337			$6,343			$10,451
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2050 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.02%
Blue Chip Fund (a)	4,281,407	$75,053
Bond Market Index Fund (a)	5,384,332	58,420
Core Plus Bond Fund (a)	10,962,200	118,392
Diversified International Fund (a)	20,330,607	234,005
Diversified Real Asset Fund (a)	5,240,289	57,853
Equity Income Fund (a)	2,812,129	79,499
Global Opportunities Fund (a)	8,295,199	97,054
High Yield Fund I (a)	4,924,993	48,757
International Emerging Markets Fund (a)	1,231,239	28,023
International Small Company Fund (a)	6,260,811	63,923
LargeCap Growth Fund I (a)	21,757,687	263,050
LargeCap S&P 500 Index Fund (a)	18,306,055	287,222
LargeCap Value Fund (a)	7,588,374	90,074
LargeCap Value Fund III (a)	11,135,326	173,600
MidCap Growth Fund III (a),(b)	12,459,111	129,824
MidCap Value Fund III (a)	6,783,154	137,088
Origin Emerging Markets Fund (a)	2,912,076	25,597
Overseas Fund (a)	23,631,663	230,409
Real Estate Securities Fund (a)	2,560,503	57,560
SmallCap Growth Fund I (a),(b)	4,539,645	54,430
SmallCap Value Fund II (a)	4,252,606	55,539
		$2,365,372
TOTAL INVESTMENT COMPANIES		$2,365,372
Total Investments		$2,365,372
Other Assets and Liabilities - (0.02)%		$(413)
TOTAL NET ASSETS - 100.00%		$2,364,959

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.32%
International Equity Funds	28.71%
Fixed Income Funds	9.54%
Specialty Funds	2.45%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	4,338,895	$73,989	57,488	$997	4,281,407	$72,997
Bond Market Index Fund	4,604,122	51,384	1,182,173	12,854	401,963	4,378	5,384,332	59,852
Core Plus Bond Fund	9,530,290	103,816	2,196,935	23,577	765,025	8,259	10,962,200	119,136
Diversified International Fund	22,417,747	261,739	689,354	7,609	2,776,494	30,800	20,330,607	238,527
Diversified Real Asset Fund	5,393,029	62,782	229,078	2,478	381,818	4,148	5,240,289	61,146
Equity Income Fund	—	—	2,847,593	78,215	35,464	998	2,812,129	77,215
Global Opportunities Fund	8,601,564	97,032	289,494	3,312	595,859	6,814	8,295,199	93,530
Global Real Estate Securities Fund	12,975,408	99,607	77,663	663	13,053,071	113,890	—	—
High Yield Fund I	5,116,493	51,851	146,750	1,437	338,250	3,319	4,924,993	49,962
International Emerging Markets Fund	1,444,563	36,501	40,394	862	253,718	5,449	1,231,239	30,924
International Small Company Fund	—	—	6,343,691	62,288	82,880	832	6,260,811	61,468
LargeCap Growth Fund	3,901,896	21,840	—	—	3,901,896	38,231	—	—
LargeCap Growth Fund I	25,106,068	225,663	1,358,561	16,060	4,706,942	56,460	21,757,687	185,688
LargeCap S&P 500 Index Fund	18,726,569	207,899	900,968	14,121	1,321,482	20,462	18,306,055	201,647
LargeCap Value Fund	14,260,658	151,093	485,025	5,868	7,157,309	85,932	7,588,374	69,682
LargeCap Value Fund III	11,225,062	150,436	675,182	10,670	764,918	11,931	11,135,326	149,038
MidCap Growth Fund III	12,747,509	129,107	640,899	6,582	929,297	9,445	12,459,111	126,238
MidCap Value Fund III	7,025,430	123,467	234,320	4,689	476,596	9,445	6,783,154	118,670
Origin Emerging Markets Fund	3,490,642	36,565	84,561	707	663,127	5,533	2,912,076	30,574
Overseas Fund	26,633,446	263,269	895,585	8,433	3,897,368	36,801	23,631,663	234,862
Real Estate Securities Fund	—	—	2,590,883	59,009	30,380	692	2,560,503	58,317
SmallCap Growth Fund I	4,646,226	48,275	210,731	2,515	317,312	3,729	4,539,645	47,084
SmallCap Value Fund II	4,522,239	42,119	312,360	4,175	581,993	7,730	4,252,606	38,530
		$2,164,445		$400,113		$466,275		$2,125,087

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$536			$5			$196
Bond Market Index Fund		970			(8)			—
Core Plus Bond Fund		780			2			—
Diversified International Fund		3,909			(21)			—
Diversified Real Asset Fund		1,504			34			—
Equity Income Fund		472			(2)			1,392
Global Opportunities Fund		1,712			—			—
Global Real Estate Securities Fund		525			13,620			66
High Yield Fund I		658			(7)			—
International Emerging Markets Fund		414			(990)			—
International Small Company Fund		162			12			—
LargeCap Growth Fund		—			16,391			—
LargeCap Growth Fund I		223			425			11,600
LargeCap S&P 500 Index Fund		5,683			89			3,631
LargeCap Value Fund		2,270			(1,347)			2,146
LargeCap Value Fund III		3,460			(137)			4,407
MidCap Growth Fund III		—			(6)			363
MidCap Value Fund III		1,932			(41)			538
Origin Emerging Markets Fund		239			(1,165)			—
Overseas Fund		4,732			(39)			—
Real Estate Securities Fund		170			—			1,192
SmallCap Growth Fund I		—			23			1,639
SmallCap Value Fund II		487			(34)			2,812
		$30,838			$26,804			$29,982
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2055 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	566,683	$9,934
Bond Market Index Fund (a)	529,528	5,745
Core Plus Bond Fund (a)	963,126	10,402
Diversified International Fund (a)	2,757,404	31,738
Diversified Real Asset Fund (a)	635,726	7,018
Equity Income Fund (a)	394,621	11,156
Global Opportunities Fund (a)	1,115,123	13,047
High Yield Fund I (a)	611,176	6,051
International Emerging Markets Fund (a)	152,262	3,465
International Small Company Fund (a)	863,179	8,813
LargeCap Growth Fund I (a)	2,955,468	35,732
LargeCap S&P 500 Index Fund (a)	2,530,624	39,705
LargeCap Value Fund (a)	1,003,868	11,916
LargeCap Value Fund III (a)	1,504,685	23,458
MidCap Growth Fund III (a),(b)	1,629,954	16,984
MidCap Value Fund III (a)	907,861	18,348
Origin Emerging Markets Fund (a)	365,615	3,214
Overseas Fund (a)	3,204,224	31,241
Real Estate Securities Fund (a)	352,285	7,919
SmallCap Growth Fund I (a),(b)	617,158	7,400
SmallCap Value Fund II (a)	615,853	8,043
		$311,329
TOTAL INVESTMENT COMPANIES		$311,329
Total Investments		$311,329
Other Assets and Liabilities - (0.01)%		$(24)
TOTAL NET ASSETS - 100.00%		$311,305

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.23%
International Equity Funds	29.40%
Fixed Income Funds	7.13%
Specialty Funds	2.25%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	575,286	$9,867	8,603	$150	566,683	$9,718
Bond Market Index Fund	425,170	4,739	158,018	1,716	53,660	584	529,528	5,869
Core Plus Bond Fund	876,556	9,488	187,633	2,025	101,063	1,090	963,126	10,423
Diversified International Fund	2,944,319	32,332	226,908	2,526	413,823	4,595	2,757,404	30,269
Diversified Real Asset Fund	645,223	7,435	63,634	693	73,131	793	635,726	7,336
Equity Income Fund	—	—	399,926	10,963	5,305	150	394,621	10,813
Global Opportunities Fund	1,138,455	13,234	96,372	1,106	119,704	1,363	1,115,123	12,975
Global Real Estate Securities Fund	1,699,326	14,475	20,423	175	1,719,749	15,104	—	—
High Yield Fund I	626,089	6,243	49,803	488	64,716	634	611,176	6,097
International Emerging Markets Fund	190,621	4,473	13,796	299	52,155	1,114	152,262	3,607
International Small Company Fund	—	—	875,811	8,622	12,632	127	863,179	8,497
LargeCap Growth Fund	637,600	5,669	—	—	637,600	6,267	—	—
LargeCap Growth Fund I	3,240,955	36,018	325,900	3,880	611,387	7,291	2,955,468	32,612
LargeCap S&P 500 Index Fund	2,543,569	32,775	246,408	3,852	259,353	4,007	2,530,624	32,615
LargeCap Value Fund	1,905,121	22,054	113,770	1,369	1,015,023	12,163	1,003,868	11,237
LargeCap Value Fund III	1,492,424	20,869	162,693	2,563	150,432	2,344	1,504,685	21,086
MidCap Growth Fund III	1,692,659	17,575	121,681	1,245	184,386	1,867	1,629,954	16,948
MidCap Value Fund III	925,643	16,838	76,636	1,528	94,418	1,868	907,861	16,497
Origin Emerging Markets Fund	467,015	4,743	32,680	277	134,080	1,116	365,615	3,787
Overseas Fund	3,414,884	34,382	276,675	2,624	487,335	4,594	3,204,224	32,412
Real Estate Securities Fund	—	—	356,757	8,157	4,472	102	352,285	8,055
SmallCap Growth Fund I	621,864	7,071	58,686	699	63,392	743	617,158	7,027
SmallCap Value Fund II	600,824	6,903	71,717	953	56,688	745	615,853	7,110
		$297,316		$65,627		$68,811		$294,990

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$69			$1			$25
Bond Market Index Fund		83			(2)			—
Core Plus Bond Fund		67			—			—
Diversified International Fund		541			6			—
Diversified Real Asset Fund		184			1			—
Equity Income Fund		65			—			191
Global Opportunities Fund		232			(2)			—
Global Real Estate Securities Fund		113			454			14
High Yield Fund I		81			—			—
International Emerging Markets Fund		55			(51)			—
International Small Company Fund		21			2			—
LargeCap Growth Fund		—			598			—
LargeCap Growth Fund I		31			5			1,580
LargeCap S&P 500 Index Fund		783			(5)			500
LargeCap Value Fund		305			(23)			288
LargeCap Value Fund III		466			(2)			594
MidCap Growth Fund III		—			(5)			47
MidCap Value Fund III		258			(1)			72
Origin Emerging Markets Fund		32			(117)			—
Overseas Fund		639			—			—
Real Estate Securities Fund		20			—			137
SmallCap Growth Fund I		—			—			222
SmallCap Value Fund II		70			(1)			405
		$4,115			$858			$4,075
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2060 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.00%
Blue Chip Fund (a)	333,552	$5,847
Bond Market Index Fund (a)	255,912	2,777
Core Plus Bond Fund (a)	466,284	5,036
Diversified International Fund (a)	1,527,899	17,586
Diversified Real Asset Fund (a)	394,906	4,360
Equity Income Fund (a)	219,280	6,199
Global Opportunities Fund (a)	620,848	7,264
High Yield Fund I (a)	354,573	3,510
International Emerging Markets Fund (a)	107,109	2,438
International Small Company Fund (a)	487,032	4,972
LargeCap Growth Fund I (a)	1,697,169	20,519
LargeCap S&P 500 Index Fund (a)	1,442,104	22,627
LargeCap Value Fund (a)	560,793	6,657
LargeCap Value Fund III (a)	838,231	13,068
MidCap Growth Fund III (a),(b)	915,889	9,543
MidCap Value Fund III (a)	498,112	10,067
Origin Emerging Markets Fund (a)	230,518	2,026
Overseas Fund (a)	1,789,933	17,452
Real Estate Securities Fund (a)	187,186	4,208
SmallCap Growth Fund I (a),(b)	341,210	4,091
SmallCap Value Fund II (a)	335,255	4,378
		$174,625
TOTAL INVESTMENT COMPANIES		$174,625
Total Investments		$174,625
Other Assets and Liabilities - 0.00%		$(7)
TOTAL NET ASSETS - 100.00%		$174,618

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.39%
International Equity Funds	29.63%
Fixed Income Funds	6.48%
Specialty Funds	2.50%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2060 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	334,439	$5,740	887	$16	333,552	$5,724
Bond Market Index Fund	214,431	2,390	54,000	588	12,519	136	255,912	2,842
Core Plus Bond Fund	413,655	4,512	75,518	815	22,889	247	466,284	5,080
Diversified International Fund	1,505,996	17,343	186,575	2,079	164,672	1,843	1,527,899	17,578
Diversified Real Asset Fund	340,466	3,951	74,105	811	19,665	212	394,906	4,550
Equity Income Fund	—	—	219,830	6,045	550	16	219,280	6,029
Global Opportunities Fund	573,743	7,054	79,226	909	32,121	367	620,848	7,596
Global Real Estate Securities Fund	850,771	7,678	9,986	86	860,757	7,561	—	—
High Yield Fund I	330,004	3,302	41,948	410	17,379	170	354,573	3,542
International Emerging Markets Fund	109,427	2,630	12,113	263	14,431	311	107,109	2,581
International Small Company Fund	—	—	488,319	4,814	1,287	13	487,032	4,801
LargeCap Growth Fund	345,532	3,883	—	—	345,532	3,397	—	—
LargeCap Growth Fund I	1,670,718	20,806	245,256	2,929	218,805	2,627	1,697,169	21,110
LargeCap S&P 500 Index Fund	1,318,503	18,902	193,743	3,027	70,142	1,084	1,442,104	20,844
LargeCap Value Fund	945,576	11,753	83,282	1,002	468,065	5,613	560,793	7,095
LargeCap Value Fund III	756,762	11,418	122,174	1,925	40,705	634	838,231	12,709
MidCap Growth Fund III	857,457	9,028	107,899	1,103	49,467	501	915,889	9,630
MidCap Value Fund III	460,490	8,754	63,218	1,260	25,596	507	498,112	9,507
Origin Emerging Markets Fund	238,692	2,409	29,062	247	37,236	310	230,518	2,343
Overseas Fund	1,734,236	17,823	224,267	2,129	168,570	1,592	1,789,933	18,359
Real Estate Securities Fund	—	—	187,651	4,287	465	10	187,186	4,277
SmallCap Growth Fund I	312,063	3,797	46,577	555	17,430	203	341,210	4,149
SmallCap Value Fund II	299,158	3,774	51,693	686	15,596	202	335,255	4,258
		$161,207		$41,710		$27,572		$174,604

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$38			$—			$14
Bond Market Index Fund		44			—			—
Core Plus Bond Fund		33			—			—
Diversified International Fund		291			(1)			—
Diversified Real Asset Fund		102			—			—
Equity Income Fund		34			—			99
Global Opportunities Fund		123			—			—
Global Real Estate Securities Fund		56			(203)			7
High Yield Fund I		45			—			—
International Emerging Markets Fund		34			(1)			—
International Small Company Fund		11			—			—
LargeCap Growth Fund		—			(486)			—
LargeCap Growth Fund I		17			2			860
LargeCap S&P 500 Index Fund		426			(1)			272
LargeCap Value Fund		160			(47)			151
LargeCap Value Fund III		248			—			316
MidCap Growth Fund III		—			—			25
MidCap Value Fund III		135			—			37
Origin Emerging Markets Fund		18			(3)			—
Overseas Fund		341			(1)			—
Real Estate Securities Fund		10			—			72
SmallCap Growth Fund I		—			—			117
SmallCap Value Fund II		37			—			211
		$2,203			$(741)			$2,181
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2015 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 99.99%
Bond Market Index Fund (a)	586,122	$6,359
Diversified International Fund (a)	185,467	2,135
Diversified Real Asset Fund (a)	45,421	501
Global Diversified Income Fund (a)	114,136	1,556
Inflation Protection Fund (a)	117,568	1,002
International Small Company Fund (a)	32,729	334
LargeCap S&P 500 Index Fund (a)	267,213	4,193
MidCap S&P 400 Index Fund (a)	59,030	1,188
Short-Term Income Fund (a)	175,889	2,139
SmallCap S&P 600 Index Fund (a)	18,833	479
		$19,886
TOTAL INVESTMENT COMPANIES		$19,886
Total Investments		$19,886
Other Assets and Liabilities - 0.01%		$1
TOTAL NET ASSETS - 100.00%		$19,887

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	47.77%
Domestic Equity Funds	29.47%
International Equity Funds	12.41%
Specialty Funds	10.34%
Other Assets and Liabilities	0.01%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	341,824	$3,795	351,666	$3,851	107,368		$1,174	586,122	$6,468
Diversified International Fund	111,140	1,271	107,900	1,188	33,573		378	185,467	2,081
Diversified Real Asset Fund	27,730	309	25,988	281	8,297		91	45,421	499
Global Diversified Income Fund	70,824	959	64,309	866	20,997		285	114,136	1,540
Inflation Protection Fund	94,122	793	86,578	738	63,132		538	117,568	993
International Emerging Markets Fund	3,036	66	2,590	55	5,626		125	—	—
International Small Company Fund	20,346	199	18,502	179	6,119		60	32,729	318
LargeCap S&P 500 Index Fund	177,780	2,628	157,994	2,447	68,561		1,085	267,213	4,012
MidCap S&P 400 Index Fund	39,033	744	35,513	714	15,516		318	59,030	1,145
Origin Emerging Markets Fund	7,497	67	6,551	54	14,048		121	—	—
Short-Term Income Fund	78,912	961	122,403	1,488	25,426		309	175,889	2,140
SmallCap S&P 600 Index Fund	12,911	305	11,161	288	5,239		137	18,833	458
		$12,097		$12,149			$4,621		$19,654

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$84			$(4)	$			—
Diversified International Fund		30			—				—
Diversified Real Asset Fund		11			—				—
Global Diversified Income Fund		29			—				—
Inflation Protection Fund		10			—				—
International Emerging Markets Fund		1			4				—
International Small Company Fund		1			—				—
LargeCap S&P 500 Index Fund		68			22				46
MidCap S&P 400 Index Fund		14			5				52
Origin Emerging Markets Fund		1			—				—
Short-Term Income Fund		7			—				—
SmallCap S&P 600 Index Fund		6			2				23
		$262			$29	$			121
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2020 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	1,843,292	$20,000
Diversified International Fund (a)	791,092	9,105
Diversified Real Asset Fund (a)	154,954	1,711
Global Diversified Income Fund (a)	347,120	4,731
Inflation Protection Fund (a)	296,570	2,527
International Small Company Fund (a)	128,638	1,313
LargeCap S&P 500 Index Fund (a)	1,110,716	17,427
MidCap S&P 400 Index Fund (a)	241,588	4,863
Real Estate Securities Fund (a)	28,634	644
Short-Term Income Fund (a)	338,662	4,118
SmallCap S&P 600 Index Fund (a)	76,147	1,939
		$68,378
TOTAL INVESTMENT COMPANIES		$68,378
Total Investments		$68,378
Other Assets and Liabilities - 0.00%		$(1)
TOTAL NET ASSETS - 100.00%		$68,377

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	38.97%
Domestic Equity Funds	36.37%
International Equity Funds	15.24%
Specialty Funds	9.42%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	1,101,105	$12,241	817,233	$8,963	75,046		$826	1,843,292	$20,379
Diversified International Fund	472,964	5,388	349,672	3,857	31,544		352	791,092	8,893
Diversified Real Asset Fund	98,631	1,085	62,814	678	6,491		71	154,954	1,692
Global Diversified Income Fund	219,387	2,965	142,050	1,911	14,317		193	347,120	4,683
Global Real Estate Securities Fund	92,967	864	62,896	538	155,863		1,357	—	—
Inflation Protection Fund	198,844	1,675	122,379	1,043	24,653		210	296,570	2,508
International Emerging Markets Fund	12,847	278	7,434	158	20,281		452	—	—
International Small Company Fund	83,515	816	50,568	489	5,445		53	128,638	1,252
LargeCap S&P 500 Index Fund	755,705	11,184	459,489	7,113	104,478		1,629	1,110,716	16,676
MidCap S&P 400 Index Fund	166,178	3,162	105,501	2,123	30,091		604	241,588	4,684
Origin Emerging Markets Fund	31,752	282	18,696	156	50,448		436	—	—
Real Estate Securities Fund	—	—	28,970	658	336		7	28,634	651
Short-Term Income Fund	158,432	1,930	191,550	2,329	11,320		138	338,662	4,121
SmallCap S&P 600 Index Fund	54,256	1,278	32,919	851	11,028		282	76,147	1,845
		$43,148		$30,867			$6,610		$67,384

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$284			$1	$			—
Diversified International Fund		121			—				—
Diversified Real Asset Fund		38			—				—
Global Diversified Income Fund		83			—				—
Global Real Estate Securities Fund		26			(45)				3
Inflation Protection Fund		20			—				—
International Emerging Markets Fund		5			16				—
International Small Company Fund		3			—				—
LargeCap S&P 500 Index Fund		304			8				195
MidCap S&P 400 Index Fund		63			3				217
Origin Emerging Markets Fund		3			(2)				—
Real Estate Securities Fund		—			—				—
Short-Term Income Fund		14			—				—
SmallCap S&P 600 Index Fund		27			(2)				95
		$991			$(21)	$			510
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2025 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 99.99%
Bond Market Index Fund (a)	717,732	$7,787
Diversified International Fund (a)	403,826	4,648
Diversified Real Asset Fund (a)	66,794	737
Global Diversified Income Fund (a)	127,945	1,744
Inflation Protection Fund (a)	91,748	782
International Small Company Fund (a)	65,708	671
LargeCap S&P 500 Index Fund (a)	559,300	8,775
MidCap S&P 400 Index Fund (a)	123,717	2,491
Real Estate Securities Fund (a)	18,192	409
Short-Term Income Fund (a)	38,173	464
SmallCap S&P 600 Index Fund (a)	38,453	979
		$29,487
TOTAL INVESTMENT COMPANIES		$29,487
Total Investments		$29,487
Other Assets and Liabilities - 0.01%		$4
TOTAL NET ASSETS - 100.00%		$29,491

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	42.91%
Fixed Income Funds	30.63%
International Equity Funds	18.04%
Specialty Funds	8.41%
Other Assets and Liabilities	0.01%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	300,818	$3,354	435,975	$4,779	19,061		$208	717,732	$7,925
Diversified International Fund	160,498	1,821	253,358	2,797	10,030		111	403,826	4,507
Diversified Real Asset Fund	29,152	325	39,434	426	1,792		19	66,794	732
Global Diversified Income Fund	55,246	747	76,042	1,024	3,343		46	127,945	1,725
Global Real Estate Securities Fund	39,935	370	57,161	490	97,096		846	—	—
Inflation Protection Fund	45,835	390	60,423	515	14,510		125	91,748	780
International Emerging Markets Fund	4,355	94	5,486	117	9,841		220	—	—
International Small Company Fund	29,172	286	38,329	371	1,793		17	65,708	640
LargeCap S&P 500 Index Fund	256,825	3,793	330,224	5,113	27,749		432	559,300	8,475
MidCap S&P 400 Index Fund	55,983	1,059	73,415	1,476	5,681		114	123,717	2,421
Origin Emerging Markets Fund	10,750	95	13,881	116	24,631		214	—	—
Real Estate Securities Fund	—	—	18,231	414	39		—	18,192	414
Short-Term Income Fund	—	—	38,270	465	97		—	38,173	465
SmallCap S&P 600 Index Fund	18,401	425	23,019	594	2,967		74	38,453	944
		$12,759		$18,697			$2,426		$29,028

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$101			$—	$			—
Diversified International Fund		57			—				—
Diversified Real Asset Fund		16			—				—
Global Diversified Income Fund		29			—				—
Global Real Estate Securities Fund		16			(14)				2
Inflation Protection Fund		6			—				—
International Emerging Markets Fund		2			9				—
International Small Company Fund		2			—				—
LargeCap S&P 500 Index Fund		133			1				85
MidCap S&P 400 Index Fund		27			—				93
Origin Emerging Markets Fund		1			3				—
Real Estate Securities Fund		—			—				—
Short-Term Income Fund		—			—				—
SmallCap S&P 600 Index Fund		11			(1)				41
		$401			$(2)	$			221
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2030 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	1,242,947	$13,486
Diversified International Fund (a)	903,902	10,404
Diversified Real Asset Fund (a)	137,595	1,519
Global Diversified Income Fund (a)	209,151	2,851
Inflation Protection Fund (a)	157,368	1,341
International Emerging Markets Fund (a)	16,486	375
International Small Company Fund (a)	147,186	1,503
LargeCap S&P 500 Index Fund (a)	1,311,721	20,581
MidCap S&P 400 Index Fund (a)	286,613	5,769
Origin Emerging Markets Fund (a)	40,118	352
Real Estate Securities Fund (a)	42,935	965
Short-Term Income Fund (a)	16,438	200
SmallCap S&P 600 Index Fund (a)	90,610	2,307
		$61,653
TOTAL INVESTMENT COMPANIES		$61,653
Total Investments		$61,653
Other Assets and Liabilities - 0.00%		$(1)
TOTAL NET ASSETS - 100.00%		$61,652

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	48.05%
Fixed Income Funds	24.37%
International Equity Funds	20.50%
Specialty Funds	7.08%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	849,915	$9,468	440,705	$4,821	47,673		$518	1,242,947	$13,771
Diversified International Fund	637,999	7,271	300,118	3,320	34,215		383	903,902	10,208
Diversified Real Asset Fund	103,491	1,142	39,600	428	5,496		61	137,595	1,509
Global Diversified Income Fund	153,487	2,078	63,741	859	8,077		110	209,151	2,827
Global Real Estate Securities Fund	165,657	1,547	66,658	571	232,315		2,024	—	—
Inflation Protection Fund	120,178	1,015	43,620	371	6,430		54	157,368	1,332
International Emerging Markets Fund	17,867	387	6,167	131	7,548		168	16,486	349
International Small Company Fund	113,065	1,111	40,101	389	5,980		59	147,186	1,441
LargeCap S&P 500 Index Fund	1,018,933	15,138	375,940	5,824	83,152		1,303	1,311,721	19,665
MidCap S&P 400 Index Fund	223,611	4,272	89,083	1,791	26,081		523	286,613	5,541
Origin Emerging Markets Fund	44,162	392	15,445	129	19,489		168	40,118	351
Real Estate Securities Fund	—	—	43,190	981	255		6	42,935	975
Short-Term Income Fund	—	—	16,568	201	130		1	16,438	200
SmallCap S&P 600 Index Fund	73,721	1,744	28,235	730	11,346		290	90,610	2,181
		$45,565		$20,546			$5,668		$60,350

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$193			$—	$			—
Diversified International Fund		142			—				—
Diversified Real Asset Fund		35			—				—
Global Diversified Income Fund		51			—				—
Global Real Estate Securities Fund		40			(94)				5
Inflation Protection Fund		11			—				—
International Emerging Markets Fund		6			(1)				—
International Small Company Fund		4			—				—
LargeCap S&P 500 Index Fund		363			6				234
MidCap S&P 400 Index Fund		76			1				262
Origin Emerging Markets Fund		4			(2)				—
Real Estate Securities Fund		—			—				—
Short-Term Income Fund		—			—				—
SmallCap S&P 600 Index Fund		32			(3)				116
		$957			$(93)	$			617
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2035 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 99.99%
Bond Market Index Fund (a)	361,476	$3,922
Diversified International Fund (a)	341,829	3,934
Diversified Real Asset Fund (a)	48,689	538
High Yield Fund I (a)	75,042	743
International Emerging Markets Fund (a)	10,104	230
International Small Company Fund (a)	56,437	576
LargeCap S&P 500 Index Fund (a)	507,750	7,967
MidCap S&P 400 Index Fund (a)	111,557	2,246
Origin Emerging Markets Fund (a)	26,222	230
Real Estate Securities Fund (a)	17,805	400
SmallCap S&P 600 Index Fund (a)	35,193	896
		$21,682
TOTAL INVESTMENT COMPANIES		$21,682
Total Investments		$21,682
Other Assets and Liabilities - 0.01%		$2
TOTAL NET ASSETS - 100.00%		$21,684

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.07%
International Equity Funds	22.92%
Fixed Income Funds	21.52%
Specialty Funds	2.48%
Other Assets and Liabilities	0.01%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	155,298	$1,730	229,764	$2,523	23,586		$257	361,476	$3,996
Diversified International Fund	147,393	1,683	216,013	2,379	21,577		241	341,829	3,821
Diversified Real Asset Fund	22,378	252	29,579	319	3,268		36	48,689	535
Global Real Estate Securities Fund	41,158	382	57,516	493	98,674		860	—	—
High Yield Fund I	20,734	200	57,357	564	3,049		30	75,042	734
Inflation Protection Fund	16,997	144	21,676	185	38,673		330	—	—
International Emerging Markets Fund	5,223	115	6,494	138	1,613		35	10,104	218
International Small Company Fund	26,435	260	33,835	327	3,833		38	56,437	549
LargeCap S&P 500 Index Fund	240,143	3,559	302,634	4,683	35,027		549	507,750	7,698
MidCap S&P 400 Index Fund	52,539	1,002	67,586	1,360	8,568		174	111,557	2,190
Origin Emerging Markets Fund	12,331	111	15,659	131	1,768		15	26,222	227
Real Estate Securities Fund	—	—	17,877	406	72		1	17,805	405
SmallCap S&P 600 Index Fund	17,306	406	21,276	549	3,389		88	35,193	868
		$9,844		$14,057			$2,654		$21,241

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$54			$—	$			—
Diversified International Fund		53			—				—
Diversified Real Asset Fund		12			—				—
Global Real Estate Securities Fund		16			(15)				2
High Yield Fund I		5			—				—
Inflation Protection Fund		2			1				—
International Emerging Markets Fund		3			—				—
International Small Company Fund		2			—				—
LargeCap S&P 500 Index Fund		129			5				83
MidCap S&P 400 Index Fund		27			2				91
Origin Emerging Markets Fund		2			—				—
Real Estate Securities Fund		—			—				—
SmallCap S&P 600 Index Fund		11			1				40
		$316			$(6)	$			216
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2040 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	403,840	$4,382
Diversified International Fund (a)	539,130	6,205
Diversified Real Asset Fund (a)	71,424	789
High Yield Fund I (a)	95,607	946
International Emerging Markets Fund (a)	17,264	393
International Small Company Fund (a)	87,412	892
LargeCap S&P 500 Index Fund (a)	809,147	12,696
MidCap S&P 400 Index Fund (a)	177,085	3,565
Origin Emerging Markets Fund (a)	42,732	376
Real Estate Securities Fund (a)	28,836	648
SmallCap S&P 600 Index Fund (a)	56,494	1,438
		$32,330
TOTAL INVESTMENT COMPANIES		$32,330
Total Investments		$32,330
Other Assets and Liabilities - 0.00%		$(1)
TOTAL NET ASSETS - 100.00%		$32,329

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.75%
International Equity Funds	24.33%
Fixed Income Funds	16.48%
Specialty Funds	2.44%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	275,330	$3,069	153,299	$1,678	24,789		$270	403,840	$4,477
Diversified International Fund	377,247	4,309	194,230	2,148	32,347		363	539,130	6,095
Diversified Real Asset Fund	53,626	592	22,364	241	4,566		50	71,424	783
Global Real Estate Securities Fund	111,091	1,040	47,972	411	159,063		1,387	—	—
High Yield Fund I	49,898	481	50,258	495	4,549		45	95,607	931
Inflation Protection Fund	27,102	229	10,419	89	37,521		320	—	—
International Emerging Markets Fund	13,264	288	5,032	107	1,032		22	17,264	373
International Small Company Fund	67,057	657	26,028	252	5,673		55	87,412	854
LargeCap S&P 500 Index Fund	614,949	9,150	246,881	3,822	52,683		827	809,147	12,155
MidCap S&P 400 Index Fund	134,724	2,582	57,934	1,165	15,573		315	177,085	3,435
Origin Emerging Markets Fund	32,796	292	12,598	105	2,662		22	42,732	375
Real Estate Securities Fund	—	—	29,241	665	405		10	28,836	655
SmallCap S&P 600 Index Fund	44,404	1,055	18,359	474	6,269		162	56,494	1,367
		$23,744		$11,652			$3,848		$31,500

				Realized Gain/Loss			Realized Gain from Capital Gain Distributions
		Income		on Investments
Bond Market Index Fund		$64			$—	$			—
Diversified International Fund		85			1				—
Diversified Real Asset Fund		18			—				—
Global Real Estate Securities Fund		27			(64)				3
High Yield Fund I		8			—				—
Inflation Protection Fund		2			2				—
International Emerging Markets Fund		5			—				—
International Small Company Fund		2			—				—
LargeCap S&P 500 Index Fund		223			10				142
MidCap S&P 400 Index Fund		47			3				159
Origin Emerging Markets Fund		3			—				—
Real Estate Securities Fund		—			—				—
SmallCap S&P 600 Index Fund		20			—				71
		$504			$(48)	$			375
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2045 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 99.99%
Bond Market Index Fund (a)	124,373	$1,349
Diversified International Fund (a)	229,601	2,643
Diversified Real Asset Fund (a)	28,921	319
High Yield Fund I (a)	25,963	257
International Emerging Markets Fund (a)	6,229	142
International Small Company Fund (a)	37,372	382
LargeCap S&P 500 Index Fund (a)	338,726	5,315
MidCap S&P 400 Index Fund (a)	75,103	1,512
Origin Emerging Markets Fund (a)	16,074	141
Real Estate Securities Fund (a)	13,215	297
SmallCap S&P 600 Index Fund (a)	24,005	611
		$12,968
TOTAL INVESTMENT COMPANIES		$12,968
Total Investments		$12,968
Other Assets and Liabilities - 0.01%		$1
TOTAL NET ASSETS - 100.00%		$12,969

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.64%
International Equity Funds	25.50%
Fixed Income Funds	12.39%
Specialty Funds	2.46%
Other Assets and Liabilities	0.01%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	54,826	$614	74,568	$817	5,021		$55	124,373	$1,376
Diversified International Fund	103,951	1,191	134,712	1,485	9,062		102	229,601	2,574
Diversified Real Asset Fund	14,137	159	15,996	173	1,212		14	28,921	318
Global Real Estate Securities Fund	32,503	306	38,935	334	71,438		622	—	—
High Yield Fund I	13,115	127	13,933	136	1,085		11	25,963	252
International Emerging Markets Fund	3,569	79	3,827	81	1,167		26	6,229	134
International Small Company Fund	18,623	183	20,322	197	1,573		16	37,372	364
LargeCap S&P 500 Index Fund	169,403	2,534	183,249	2,833	13,926		217	338,726	5,151
MidCap S&P 400 Index Fund	37,018	714	41,045	825	2,960		61	75,103	1,479
Origin Emerging Markets Fund	8,828	80	9,678	81	2,432		22	16,074	139
Real Estate Securities Fund	—	—	13,440	305	225		5	13,215	300
SmallCap S&P 600 Index Fund	12,102	286	12,826	331	923		22	24,005	595
		$6,273		$7,598			$1,173		$12,682

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$17			$—	$			—
Diversified International Fund		32			—				—
Diversified Real Asset Fund		6			—				—
Global Real Estate Securities Fund		11			(18)				1
High Yield Fund I		3			—				—
International Emerging Markets Fund		2			—				—
International Small Company Fund		1			—				—
LargeCap S&P 500 Index Fund		80			1				52
MidCap S&P 400 Index Fund		17			1				57
Origin Emerging Markets Fund		1			—				—
Real Estate Securities Fund		—			—				—
SmallCap S&P 600 Index Fund		7			—				25
		$177			$(16)	$			135
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2050 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	121,645	$1,320
Diversified International Fund (a)	324,802	3,739
Diversified Real Asset Fund (a)	39,188	433
High Yield Fund I (a)	35,650	353
International Emerging Markets Fund (a)	9,627	219
International Small Company Fund (a)	52,284	534
LargeCap S&P 500 Index Fund (a)	484,384	7,600
MidCap S&P 400 Index Fund (a)	107,156	2,157
Origin Emerging Markets Fund (a)	24,387	214
Real Estate Securities Fund (a)	18,906	425
SmallCap S&P 600 Index Fund (a)	34,026	866
		$17,860
TOTAL INVESTMENT COMPANIES		$17,860
Total Investments		$17,860
Other Assets and Liabilities - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$17,860

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.86%
International Equity Funds	26.35%
Fixed Income Funds	9.37%
Specialty Funds	2.42%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	77,089	$859	46,313	$506	1,757		$19	121,645	$1,346
Diversified International Fund	216,923	2,473	112,555	1,249	4,676		53	324,802	3,669
Diversified Real Asset Fund	28,337	313	11,455	124	604		7	39,188	430
Global Real Estate Securities Fund	66,888	623	27,596	237	94,484		823	—	—
High Yield Fund I	26,395	254	9,795	96	540		5	35,650	345
International Emerging Markets Fund	7,659	166	2,781	59	813		18	9,627	207
International Small Company Fund	38,640	378	14,459	141	815		8	52,284	511
LargeCap S&P 500 Index Fund	353,883	5,247	137,640	2,132	7,139		112	484,384	7,268
MidCap S&P 400 Index Fund	77,714	1,485	32,468	652	3,026		60	107,156	2,077
Origin Emerging Markets Fund	18,927	168	6,980	58	1,520		12	24,387	214
Real Estate Securities Fund	—	—	19,003	432	97		2	18,906	430
SmallCap S&P 600 Index Fund	25,452	604	10,235	264	1,661		45	34,026	823
		$12,570		$5,950			$1,164		$17,320

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$18			$—	$			—
Diversified International Fund		48			—				—
Diversified Real Asset Fund		9			—				—
Global Real Estate Securities Fund		16			(37)				2
High Yield Fund I		4			—				—
International Emerging Markets Fund		3			—				—
International Small Company Fund		1			—				—
LargeCap S&P 500 Index Fund		126			1				81
MidCap S&P 400 Index Fund		26			—				90
Origin Emerging Markets Fund		2			—				—
Real Estate Securities Fund		—			—				—
SmallCap S&P 600 Index Fund		11			—				40
		$264			$(36)	$			213
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2055 Fund
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 99.95%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 99.95%
Bond Market Index Fund (a)	15,439	$167
Diversified International Fund (a)	58,853	677
Diversified Real Asset Fund (a)	7,025	78
High Yield Fund I (a)	6,344	63
International Emerging Markets Fund (a)	1,842	42
International Small Company Fund (a)	9,535	97
LargeCap S&P 500 Index Fund (a)	88,886	1,395
MidCap S&P 400 Index Fund (a)	19,402	391
Origin Emerging Markets Fund (a)	4,587	40
Real Estate Securities Fund (a)	3,249	73
SmallCap S&P 600 Index Fund (a)	6,164	157
		$3,180
TOTAL INVESTMENT COMPANIES		$3,180
Total Investments		$3,180
Other Assets and Liabilities - 0.05%		$1
TOTAL NET ASSETS - 100.00%		$3,181

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	63.34%
International Equity Funds	26.94%
Fixed Income Funds	7.23%
Specialty Funds	2.44%
Other Assets and Liabilities	0.05%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	8,287	$93	7,788	$85	636		$7	15,439	$171
Diversified International Fund	34,037	386	27,372	304	2,556		29	58,853	661
Diversified Real Asset Fund	4,355	48	2,995	32	325		3	7,025	77
Global Real Estate Securities Fund	10,233	96	6,406	55	16,639		144	—	—
High Yield Fund I	4,038	39	2,598	25	292		2	6,344	62
International Emerging Markets Fund	1,185	26	742	16	85		2	1,842	40
International Small Company Fund	6,045	59	3,944	38	454		4	9,535	93
LargeCap S&P 500 Index Fund	55,362	826	37,406	580	3,882		63	88,886	1,344
MidCap S&P 400 Index Fund	12,094	232	8,386	169	1,078		23	19,402	378
Origin Emerging Markets Fund	2,934	26	1,874	16	221		2	4,587	40
Real Estate Securities Fund	—	—	3,251	74	2		—	3,249	74
SmallCap S&P 600 Index Fund	3,967	93	2,651	68	454		11	6,164	150
		$1,924		$1,462			$290		$3,090

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$2			$—	$			—
Diversified International Fund		8			—				—
Diversified Real Asset Fund		2			—				—
Global Real Estate Securities Fund		3			(7)				—
High Yield Fund I		1			—				—
International Emerging Markets Fund		1			—				—
International Small Company Fund		—			—				—
LargeCap S&P 500 Index Fund		21			1				14
MidCap S&P 400 Index Fund		4			—				16
Origin Emerging Markets Fund		—			—				—
Real Estate Securities Fund		—			—				—
SmallCap S&P 600 Index Fund		2			—				7
		$44			$(6)	$			37
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 99.85%	Shares Held	Value
Principal Funds, Inc. Institutional Class - 99.85%
Bond Market Index Fund (a)	2,797	$30,348
Diversified International Fund (a)	14,875	171,206
Diversified Real Asset Fund (a)	1,702	18,785
High Yield Fund I (a)	1,548	15,325
International Emerging Markets Fund (a)	438	9,976
International Small Company Fund (a)	2,308	23,564
LargeCap S&P 500 Index Fund (a)	21,951	344,419
MidCap S&P 400 Index Fund (a)	4,779	96,199
Origin Emerging Markets Fund (a)	1,093	9,604
Real Estate Securities Fund (a)	789	17,738
SmallCap S&P 600 Index Fund (a)	1,515	38,578
		$775,742
TOTAL INVESTMENT COMPANIES		$775,742
Total Investments		$775,742
Other Assets and Liabilities - 0.15%		$1,183
TOTAL NET ASSETS - 100.00%		$776,925

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	63.96%
International Equity Funds	27.59%
Fixed Income Funds	5.88%
Specialty Funds	2.42%
Other Assets and Liabilities	0.15%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
January 31, 2017 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	1,799	$19,947	1,330	$14,494	332	$3,625	2,797	$30,823
Diversified International Fund	8,208	91,351	7,323	82,596	656	7,320	14,875	166,625
Diversified Real Asset Fund	1,037	11,153	747	8,162	82	903	1,702	18,413
Global Real Estate Securities Fund	2,454	22,380	851	7,349	3,305	28,788	—	—
High Yield Fund I	969	9,166	653	6,423	74	723	1,548	14,866
International Emerging Markets Fund	294	6,158	165	3,638	21	456	438	9,341
International Small Company Fund	1,440	13,840	983	9,775	115	1,120	2,308	22,497
LargeCap S&P 500 Index Fund	13,398	194,178	9,548	148,742	995	15,724	21,951	327,261
MidCap S&P 400 Index Fund	2,942	54,283	2,127	42,618	290	5,870	4,779	91,026
Origin Emerging Markets Fund	726	6,225	421	3,600	54	455	1,093	9,370
Real Estate Securities Fund	—	—	794	18,083	5	117	789	17,966
SmallCap S&P 600 Index Fund	967	21,918	674	17,174	126	3,241	1,515	35,843
		$450,599		$362,654		$68,342		$744,031

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$369			$7			$—
Diversified International Fund		1,657			(2)			—
Diversified Real Asset Fund		315			1			—
Global Real Estate Securities Fund		535			(941)			69
High Yield Fund I		145			—			—
International Emerging Markets Fund		95			1			—
International Small Company Fund		44			2			—
LargeCap S&P 500 Index Fund		4,343			65			2,911
MidCap S&P 400 Index Fund		913			(5)			3,255
Origin Emerging Markets Fund		56			—			—
Real Estate Securities Fund		—			—			—
SmallCap S&P 600 Index Fund		392			(8)			1,447
		$8,864			$(880)			$7,682

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid Income Fund
January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 99.99%
Bond Market Index Fund (a)	633,765	$6,876
Diversified International Fund (a)	78,902	908
Global Diversified Income Fund (a)	119,958	1,635
Inflation Protection Fund (a)	164,906	1,405
International Small Company Fund (a)	13,670	139
LargeCap S&P 500 Index Fund (a)	109,801	1,723
MidCap S&P 400 Index Fund (a)	25,000	503
Short-Term Income Fund (a)	282,621	3,437
SmallCap S&P 600 Index Fund (a)	7,879	201
		$16,827
TOTAL INVESTMENT COMPANIES		$16,827
Total Investments		$16,827
Other Assets and Liabilities - 0.01%		$1
TOTAL NET ASSETS - 100.00%		$16,828

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	69.62%
Domestic Equity Funds	14.42%
Specialty Funds	9.72%
International Equity Funds	6.23%
Other Assets and Liabilities	0.01%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid Income Fund
January 31, 2017 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	321,323	$3,611	376,667	$4,102	64,225		$701	633,765	$7,012
Diversified International Fund	40,485	461	46,281	511	7,864		87	78,902	885
Global Diversified Income Fund	62,350	849	69,480	938	11,872		160	119,958	1,627
Inflation Protection Fund	121,716	1,039	136,240	1,159	93,050		793	164,906	1,406
International Small Company Fund	7,119	70	7,922	77	1,371		13	13,670	134
LargeCap S&P 500 Index Fund	59,146	890	64,737	1,005	14,082		221	109,801	1,676
MidCap S&P 400 Index Fund	12,880	249	14,432	290	2,312		48	25,000	492
Short-Term Income Fund	122,332	1,494	184,636	2,243	24,347		296	282,621	3,441
SmallCap S&P 600 Index Fund	4,149	99	4,437	115	707		19	7,879	195
		$8,762		$10,440			$2,338		$16,868

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$82			$—	$			—
Diversified International Fund		14			—				—
Global Diversified Income Fund		29			—				—
Inflation Protection Fund		16			1				—
International Small Company Fund		—			—				—
LargeCap S&P 500 Index Fund		24			2				15
MidCap S&P 400 Index Fund		5			1				17
Short-Term Income Fund		12			—				—
SmallCap S&P 600 Index Fund		2			—				7
		$184			$4	$			39
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Institutional Class - 100.03%
Blue Chip Fund (a)	1,231,908	$21,595
Bond Market Index Fund (a)	6,661,613	72,279
Core Plus Bond Fund (a)	13,517,571	145,990
Diversified International Fund (a)	1,398,881	16,101
Equity Income Fund (a)	766,249	21,662
Global Diversified Income Fund (a)	4,612,091	62,863
Global Multi-Strategy Fund (a)	3,840,252	42,281
Global Opportunities Fund (a)	1,045,796	12,236
Inflation Protection Fund (a)	5,889,067	50,175
International Small Company Fund (a)	394,116	4,024
LargeCap S&P 500 Index Fund (a)	1,132,789	17,773
MidCap Fund (a)	718,870	16,678
Overseas Fund (a)	1,632,553	15,917
Short-Term Income Fund (a)	10,851,196	131,951
SmallCap Growth Fund I (a),(b)	341,547	4,095
SmallCap Value Fund II (a)	288,675	3,770
		$639,390
TOTAL INVESTMENT COMPANIES		$639,390
Total Investments		$639,390
Other Assets and Liabilities - (0.03)%		$(206)
TOTAL NET ASSETS - 100.00%		$639,184

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type		Percent
Fixed Income Funds		62.64%
Specialty Funds		16.45%
Domestic Equity Funds		13.39%
International Equity Funds		7.55%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2017 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	731,780	$11,465	716,929	$12,173	216,801	$3,729	1,231,908	$19,950
Bond Market Index Fund	6,487,945	72,205	950,969	10,350	777,301	8,479	6,661,613	74,061
Core Plus Bond Fund	14,981,433	163,248	468,417	5,055	1,932,279	20,901	13,517,571	147,393
Diversified International Fund	1,677,905	20,262	60,744	676	339,768	3,801	1,398,881	17,238
Equity Income Fund	843,095	15,904	39,695	1,115	116,541	3,261	766,249	14,431
Global Diversified Income Fund	4,890,214	57,365	218,120	2,950	496,243	6,714	4,612,091	53,506
Global Multi-Strategy Fund	4,174,738	43,925	117,934	1,293	452,420	4,947	3,840,252	40,244
Global Opportunities Fund	1,119,074	12,412	49,477	569	122,755	1,413	1,045,796	11,576
Inflation Protection Fund	9,216,973	79,715	209,703	1,777	3,537,609	30,393	5,889,067	51,226
International Small Company Fund	—	—	415,405	4,145	21,289	216	394,116	3,932
LargeCap Growth Fund I	945,817	6,950	231	3	946,048	11,428	—	—
LargeCap S&P 500 Index Fund	1,250,090	12,489	69,135	1,083	186,436	2,908	1,132,789	10,890
MidCap Fund	759,053	11,389	37,251	853	77,434	1,767	718,870	10,545
Overseas Fund	1,945,623	17,786	80,605	765	393,675	3,801	1,632,553	14,719
Short-Term Income Fund	9,473,152	113,985	2,621,151	31,906	1,243,107	15,101	10,851,196	130,785
SmallCap Growth Fund I	353,560	2,863	17,695	211	29,708	353	341,547	2,714
SmallCap Value Fund II	363,652	2,812	25,561	340	100,538	1,354	288,675	2,228
		$644,775		$75,264		$120,566		$605,438

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$161			$41			$59
Bond Market Index Fund		1,248			(15)			—
Core Plus Bond Fund		1,113			(9)			—
Diversified International Fund		272			101			—
Equity Income Fund		140			673			414
Global Diversified Income Fund		1,285			(95)			—
Global Multi-Strategy Fund		67			(27)			—
Global Opportunities Fund		218			8			—
Inflation Protection Fund		456			127			—
International Small Company Fund		6			3			—
LargeCap Growth Fund I		—			4,475			—
LargeCap S&P 500 Index Fund		372			226			238
MidCap Fund		69			70			346
Overseas Fund		361			(31)			—
Short-Term Income Fund		646			(5)			—
SmallCap Growth Fund I		—			(7)			123
SmallCap Value Fund II		37			430			215
		$6,451			$5,965			$1,395
Amounts in thousands except shares

See accompanying notes

     Schedule of Investments Real Estate Securities Fund January 31, 2017 (unaudited)

COMMON STOCKS - 97.96%	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
Lodging - 1.96%				Sector	Percent
Hilton Grand Vacations Inc (a)	244,860	$7,182		Financial	94.49%
Hilton Worldwide Holdings Inc	1,106,864	63,733		Investment Companies	2.14%
		$70,915		Consumer, Cyclical	1.96%
Real Estate - 0.88%				Technology	1.51%
CBRE Group Inc (a)	1,048,252	31,825		Other Assets and Liabilities	(0.10)%
				TOTAL NET ASSETS	100.00%
REITS - 93.61%
Alexandria Real Estate Equities Inc	817,677	90,615
American Campus Communities Inc	878,411	42,708
American Tower Corp	593,553	61,433
Apartment Investment & Management Co	2,555,234	112,609
AvalonBay Communities Inc	1,018,444	176,506
Boston Properties Inc	1,057,736	138,458
Colony Starwood Homes	1,249,468	39,296
CoreSite Realty Corp	66,570	5,734
Crown Castle International Corp	710,316	62,387
CubeSmart	2,047,896	51,464
Duke Realty Corp	3,635,503	88,452
Education Realty Trust Inc	962,156	38,688
EPR Properties	785,237	58,084
Equinix Inc	564,041	217,144
Equity LifeStyle Properties Inc	534,334	39,509
Equity One Inc	2,452,746	76,501
Equity Residential	632,311	38,426
Essex Property Trust Inc	803,488	180,222
Extra Space Storage Inc	1,525,394	109,905
Federal Realty Investment Trust	171,477	24,080
First Industrial Realty Trust Inc	1,011,049	26,136
GGP Inc	3,682,550	91,475
Host Hotels & Resorts Inc	1,539,848	27,825
Hudson Pacific Properties Inc	698,780	24,744
Kilroy Realty Corp	1,178,910	88,241
Kite Realty Group Trust	1,129,330	27,126
Park Hotels & Resorts Inc	468,700	12,720
Physicians Realty Trust	3,368,316	62,482
Prologis Inc	2,978,694	145,509
Public Storage	454,999	97,825
Regency Centers Corp	683,437	47,656
Saul Centers Inc	378,568	24,035
Senior Housing Properties Trust	2,478,960	47,224
Simon Property Group Inc	1,903,321	349,773
SL Green Realty Corp	902,302	98,324
Spirit Realty Capital Inc	6,390,891	67,232
STAG Industrial Inc	216,756	5,016
STORE Capital Corp	3,616,558	85,568
Sun Communities Inc	936,851	73,786
Sunstone Hotel Investors Inc	4,444,074	65,417
Tanger Factory Outlet Centers Inc	595,700	20,367
Terreno Realty Corp	585,089	15,909
Ventas Inc	264,854	16,334
Vornado Realty Trust	472,371	50,218
Welltower Inc	2,480,099	164,431
		$3,387,594
Software - 1.51%
InterXion Holding NV (a)	1,423,443	54,703

TOTAL COMMON STOCKS		$3,545,037
INVESTMENT COMPANIES - 2.14%	Shares Held	Value(000	's)
Money Market Funds - 2.14%
BlackRock Liquidity Funds FedFund Portfolio	77,504,350	77,504

TOTAL INVESTMENT COMPANIES		$77,504
Total Investments		$3,622,541
Other Assets and Liabilities - (0.10)%		$(3,640)
TOTAL NET ASSETS - 100.00%		$3,618,901

(a) Non-Income Producing Security

See accompanying notes

		Schedule of Investments
		SAM Balanced Portfolio
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held	Value(000	's)
Money Market Funds - 0.04%
Cash Account Trust - Government & Agency	2,002,515	$2,003
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 2.43%
Principal EDGE Active Income ETF (a)	1,230,600	50,266
Principal U.S. Small Cap Index ETF (a)	2,455,700	67,777
		$118,043
Principal Funds, Inc. Institutional Class - 97.60%
Blue Chip Fund (a)	13,079,523	229,284
Diversified International Fund (a)	47,136,467	542,541
Diversified Real Asset Fund (a)	15,004,782	165,653
EDGE MidCap Fund (a)	8,466,249	103,881
Equity Income Fund (a)	19,275,277	544,912
Global Multi-Strategy Fund (a)	36,240,383	399,007
Global Real Estate Securities Fund (a)	16,133,995	140,204
Government & High Quality Bond Fund (a)	25,182,004	265,418
High Yield Fund (a)	9,879,488	72,614
Income Fund (a)	62,699,021	595,014
Inflation Protection Fund (a)	9,796,295	83,464
International Emerging Markets Fund (a)	5,285,089	120,289
International Small Company Fund (a)	5,165,667	52,741
LargeCap Growth Fund (a)	19,097,792	169,397
LargeCap Value Fund (a)	26,763,773	317,686
MidCap Fund (a)	9,259,098	214,811
Preferred Securities Fund (a)	9,549,913	95,881
Principal Capital Appreciation Fund (a)	2,375,672	135,485
Real Estate Debt Income Fund (a)	4,918,508	46,873
Short-Term Income Fund (a)	18,374,394	223,433
Small-MidCap Dividend Income Fund (a)	12,877,391	210,417
		$4,729,005
TOTAL INVESTMENT COMPANIES		$4,849,051
Total Investments		$4,849,051
Other Assets and Liabilities - (0.07)%		$(3,617)
TOTAL NET ASSETS - 100.00%		$4,845,434

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	41.15%
Fixed Income Funds	29.57%
International Equity Funds	17.66%
Specialty Funds	11.65%
Investment Companies	0.04%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
January 31, 2017 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	13,504,287	$187,923	141,897	$2,436	566,661	$9,678	13,079,523	$181,264
Diversified International Fund	47,054,194	486,579	851,215	9,312	768,942	8,639	47,136,467	486,526
Diversified Real Asset Fund	—	—	15,036,266	164,424	31,484	348	15,004,782	164,078
EDGE MidCap Fund	8,337,056	86,057	373,053	4,563	243,860	2,962	8,466,249	87,685
Equity Income Fund	19,361,151	286,631	476,475	13,387	562,349	15,717	19,275,277	287,156
Global Diversified Income Fund	7,065,425	95,496	115,127	1,544	7,180,552	97,648	—	—
Global Multi-Strategy Fund	32,833,589	350,838	3,816,486	41,900	409,692	4,461	36,240,383	388,161
Global Real Estate Securities Fund	13,241,378	116,377	2,983,768	25,931	91,151	794	16,133,995	141,433
Government & High Quality Bond	22,796,021	238,987	2,441,107	25,828	55,124	582	25,182,004	264,211
Fund
High Yield Fund	14,005,887	98,597	208,727	1,513	4,335,126	31,752	9,879,488	68,030
Income Fund	62,879,624	577,979	617,330	5,840	797,933	7,581	62,699,021	576,060
Inflation Protection Fund	9,818,632	83,919	97,922	826	120,259	1,027	9,796,295	83,709
International Emerging Markets Fund	5,357,126	111,273	77,178	1,621	149,215	3,281	5,285,089	109,355
International Small Company Fund	5,297,404	52,110	17,738	173	149,475	1,471	5,165,667	50,776
LargeCap Growth Fund	26,220,036	152,183	3,962,850	34,208	11,085,094	96,403	19,097,792	100,212
LargeCap Value Fund	26,263,239	285,792	1,231,909	14,931	731,375	8,800	26,763,773	291,471
MidCap Fund	10,266,358	145,777	256,145	5,867	1,263,405	28,915	9,259,098	123,426
Preferred Securities Fund	9,546,781	89,127	208,130	2,068	204,998	2,052	9,549,913	89,103
Principal Capital Appreciation Fund	2,816,798	78,814	292,787	16,712	733,913	41,799	2,375,672	63,641
Principal EDGE Active Income ETF	1,230,600	47,668	—	—	—	—	1,230,600	47,668
Principal U.S. Small Cap Index ETF	2,455,700	61,045	—	—	—	—	2,455,700	61,045
Real Estate Debt Income Fund	4,979,030	48,099	47,136	447	107,658	1,026	4,918,508	47,496
Short-Term Income Fund	15,382,819	184,163	3,148,791	38,273	157,216	1,911	18,374,394	220,514
Small-MidCap Dividend Income Fund	14,142,936	167,095	219,821	3,515	1,485,366	23,841	12,877,391	149,296
		$4,032,529		$415,319		$390,688		$4,082,316

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,660			$583			$607
Diversified International Fund		8,750			(726)			—
Diversified Real Asset Fund		—			2			—
EDGE MidCap Fund		4,365			27			99
Equity Income Fund		3,264			2,855			9,657
Global Diversified Income Fund		1,510			608			—
Global Multi-Strategy Fund		537			(116)			—
Global Real Estate Securities Fund		2,661			(81)			333
Government & High Quality Bond Fund		2,573			(22)			—
High Yield Fund		1,398			(328)			—
Income Fund		5,130			(178)			—
Inflation Protection Fund		725			(9)			—
International Emerging Markets Fund		1,580			(258)			—
International Small Company Fund		148			(36)			—
LargeCap Growth Fund		1,455			10,224			32,544
LargeCap Value Fund		7,505			(452)			7,114
MidCap Fund		946			697			4,754
Preferred Securities Fund		1,220			(40)			827
Principal Capital Appreciation Fund		2,384			9,914			14,179
Principal EDGE Active Income ETF		642			—			—
Principal U.S. Small Cap Index ETF		235			—			—
Real Estate Debt Income Fund		401			(24)			1
Short-Term Income Fund		938			(11)			—
Small-MidCap Dividend Income Fund		3,490			2,527			—
		$53,517			$25,156			$70,115
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Conservative Balanced Portfolio
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value(000	's)
Money Market Funds - 0.07%
Cash Account Trust - Government & Agency	1,224,564	$1,225
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 3.53%
Principal EDGE Active Income ETF (a)	1,041,000	42,522
Principal U.S. Small Cap Index ETF (a)	712,200	19,656
		$62,178
Principal Funds, Inc. Institutional Class - 96.46%
Blue Chip Fund (a)	2,098,491	36,787
Diversified International Fund (a)	12,164,909	140,018
Diversified Real Asset Fund (a)	4,154,209	45,862
EDGE MidCap Fund (a)	2,637,132	32,358
Equity Income Fund (a)	4,506,855	127,409
Global Diversified Income Fund (a)	2,587,225	35,264
Global Multi-Strategy Fund (a)	8,157,532	89,814
Global Real Estate Securities Fund (a)	3,819,897	33,195
Government & High Quality Bond Fund (a)	18,742,143	197,542
High Yield Fund (a)	7,171,661	52,712
Income Fund (a)	36,925,913	350,427
Inflation Protection Fund (a)	4,892,983	41,688
International Emerging Markets Fund (a)	1,303,021	29,657
International Small Company Fund (a)	1,285,934	13,129
LargeCap Growth Fund (a)	5,527,384	49,028
LargeCap Value Fund (a)	8,531,258	101,266
MidCap Fund (a)	1,380,705	32,032
Preferred Securities Fund (a)	2,489,923	24,999
Principal Capital Appreciation Fund (a)	695,371	39,657
Real Estate Debt Income Fund (a)	1,765,885	16,829
Short-Term Income Fund (a)	12,918,900	157,094
Small-MidCap Dividend Income Fund (a)	3,253,255	53,158
		$1,699,925
TOTAL INVESTMENT COMPANIES		$1,763,328
Total Investments		$1,763,328
Other Assets and Liabilities - (0.06)%		$(1,059)
TOTAL NET ASSETS - 100.00%		$1,762,269

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50.14%
Domestic Equity Funds	27.90%
International Equity Funds	12.25%
Specialty Funds	9.70%
Investment Companies	0.07%
Other Assets and Liabilities	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2017 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,145,311	$27,871	31,731	$545	78,551	$1,342	2,098,491	$27,146
Diversified International Fund	12,101,961	125,213	302,553	3,320	239,605	2,686	12,164,909	125,615
Diversified Real Asset Fund	—	—	4,165,697	45,551	11,488	127	4,154,209	45,425
EDGE MidCap Fund	2,596,534	27,303	125,341	1,532	84,743	1,027	2,637,132	27,813
Equity Income Fund	4,509,929	70,634	136,959	3,830	140,033	3,909	4,506,855	70,606
Global Diversified Income Fund	4,245,951	57,593	115,318	1,550	1,774,044	24,119	2,587,225	34,296
Global Multi-Strategy Fund	8,249,177	88,296	84,308	916	175,953	1,922	8,157,532	87,251
Global Real Estate Securities Fund	3,678,817	31,864	160,829	1,375	19,749	172	3,819,897	33,053
Government & High Quality Bond	16,328,784	174,674	2,543,823	26,928	130,464	1,393	18,742,143	200,173
Fund
High Yield Fund	12,299,566	88,943	196,076	1,418	5,323,981	38,989	7,171,661	50,270
Income Fund	36,723,489	344,495	722,670	6,838	520,246	4,944	36,925,913	346,258
Inflation Protection Fund	4,870,252	41,689	106,283	902	83,552	713	4,892,983	41,871
International Emerging Markets Fund	1,345,238	27,158	19,140	402	61,357	1,342	1,303,021	26,105
International Small Company Fund	1,254,854	12,347	35,250	342	4,170	43	1,285,934	12,646
LargeCap Growth Fund	7,801,802	56,649	1,230,186	10,668	3,504,604	30,723	5,527,384	34,177
LargeCap Value Fund	8,332,554	90,652	446,340	5,400	247,636	2,970	8,531,258	92,924
MidCap Fund	1,704,894	22,522	51,375	1,174	375,564	8,596	1,380,705	15,678
Preferred Securities Fund	2,491,870	22,205	69,289	689	71,236	713	2,489,923	22,171
Principal Capital Appreciation Fund	768,454	23,919	83,145	4,753	156,228	8,906	695,371	20,305
Principal EDGE Active Income ETF	1,041,000	40,318	—	—	—	—	1,041,000	40,318
Principal U.S. Small Cap Index ETF	712,200	17,695	—	—	—	—	712,200	17,695
Real Estate Debt Income Fund	1,771,834	17,113	31,440	298	37,389	356	1,765,885	17,050
Short-Term Income Fund	9,507,659	113,903	3,474,060	42,226	62,819	764	12,918,900	155,360
Small-MidCap Dividend Income Fund	3,665,224	44,020	57,654	922	469,623	7,584	3,253,255	38,249
		$1,567,076		$161,579		$143,340		$1,582,455

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$265			$72			$97
Diversified International Fund		2,256			(232)			—
Diversified Real Asset Fund		—			1			—
EDGE MidCap Fund		1,359			5			31
Equity Income Fund		764			51			2,261
Global Diversified Income Fund		1,059			(728)			—
Global Multi-Strategy Fund		136			(39)			—
Global Real Estate Securities Fund		750			(14)			93
Government & High Quality Bond Fund		1,864			(36)			—
High Yield Fund		1,194			(1,102)			—
Income Fund		3,013			(131)			—
Inflation Protection Fund		363			(7)			—
International Emerging Markets Fund		395			(113)			—
International Small Company Fund		37			—			—
LargeCap Growth Fund		436			(2,417)			9,738
LargeCap Value Fund		2,398			(158)			2,272
MidCap Fund		158			578			795
Preferred Securities Fund		319			(10)			216
Principal Capital Appreciation Fund		653			539			3,879
Principal EDGE Active Income ETF		543			—			—
Principal U.S. Small Cap Index ETF		68			—			—
Real Estate Debt Income Fund		144			(5)			—
Short-Term Income Fund		595			(5)			—
Small-MidCap Dividend Income Fund		911			891			—
		$19,680			$(2,860)			$19,382
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Conservative Growth Portfolio
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value(000	's)
Money Market Funds - 0.04%
Cash Account Trust - Government & Agency	1,341,377	$1,341
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 2.18%
Principal U.S. Small Cap Index ETF (a)	2,440,600	67,361

Principal Funds, Inc. Class R-6 - 2.81%
Multi-Manager Equity Long/Short Fund (a)	8,484,386	86,795

Principal Funds, Inc. Institutional Class - 95.05%
Blue Chip Fund (a)	10,455,228	183,280
Diversified International Fund (a)	39,729,517	457,287
Diversified Real Asset Fund (a)	9,024,228	99,627
EDGE MidCap Fund (a)	6,764,095	82,995
Equity Income Fund (a)	12,675,447	358,335
Global Multi-Strategy Fund (a)	7,615,596	83,848
Global Real Estate Securities Fund (a)	6,763,271	58,773
Government & High Quality Bond Fund (a)	7,230,671	76,211
Income Fund (a)	16,498,181	156,568
International Small Company Fund (a)	4,386,421	44,785
LargeCap Growth Fund (a)	27,264,910	241,840
LargeCap Value Fund (a)	28,845,731	342,399
MidCap Fund (a)	8,283,481	192,177
Origin Emerging Markets Fund (a)	12,269,581	107,850
Preferred Securities Fund (a)	4,386,838	44,044
Principal Capital Appreciation Fund (a)	2,703,842	154,200
Short-Term Income Fund (a)	6,941,416	84,408
Small-MidCap Dividend Income Fund (a)	10,230,124	167,160
		$2,935,787
TOTAL INVESTMENT COMPANIES		$3,091,284
Total Investments		$3,091,284
Other Assets and Liabilities - (0.08)%		$(2,360)
TOTAL NET ASSETS - 100.00%		$3,088,924

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.94%
International Equity Funds	21.64%
Fixed Income Funds	11.70%
Specialty Funds	8.76%
Investment Companies	0.04%
Other Assets and Liabilities	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2017 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	10,676,184	$146,461	114,296	$1,960	335,252	$5,725	10,455,228	$142,997
Diversified International Fund	39,811,059	416,850	706,381	7,726	787,923	8,871	39,729,517	414,978
Diversified Real Asset Fund	6,709,885	76,990	2,387,623	26,070	73,280	801	9,024,228	102,160
EDGE MidCap Fund	6,585,634	67,689	299,474	3,662	121,013	1,466	6,764,095	69,886
Equity Income Fund	12,717,860	185,616	311,065	8,738	353,478	9,840	12,675,447	186,426
Global Multi-Strategy Fund	7,783,049	79,262	19,968	218	187,421	2,045	7,615,596	77,490
Global Real Estate Securities Fund	6,622,709	55,615	185,740	1,582	45,178	394	6,763,271	56,775
Government & High Quality Bond	6,573,464	68,500	732,308	7,749	75,101	803	7,230,671	75,437
Fund
High Yield Fund	6,348,433	43,364	71,722	517	6,420,155	47,043	—	—
Income Fund	16,494,962	149,701	168,328	1,593	165,109	1,571	16,498,181	149,695
International Small Company Fund	4,508,591	44,358	15,777	154	137,947	1,363	4,386,421	43,122
LargeCap Growth Fund	24,090,416	154,577	3,640,420	31,422	465,926	4,280	27,264,910	181,970
LargeCap Value Fund	28,247,352	312,656	1,321,404	16,016	723,025	8,677	28,845,731	319,417
MidCap Fund	8,867,761	128,112	221,309	5,067	805,589	18,435	8,283,481	115,147
Multi-Manager Equity Long/Short	8,594,374	84,699	72,982	741	182,970	1,857	8,484,386	83,610
Fund
Origin Emerging Markets Fund	12,522,380	111,643	117,664	961	370,463	3,190	12,269,581	108,918
Preferred Securities Fund	4,352,805	42,734	102,029	1,014	67,996	681	4,386,838	43,057
Principal Capital Appreciation Fund	2,553,405	71,762	265,876	15,174	115,439	6,623	2,703,842	80,909
Principal U.S. Small Cap Index ETF	2,440,600	60,676	—	—	—	—	2,440,600	60,676
Short-Term Income Fund	3,672,725	43,903	3,268,691	39,732	—	—	6,941,416	83,635
Small-MidCap Dividend Income Fund	10,989,060	127,037	169,888	2,717	928,824	14,905	10,230,124	116,355
		$2,472,205		$172,813		$138,570		$2,512,660

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,320			$301			$483
Diversified International Fund		7,379			(727)			—
Diversified Real Asset Fund		1,880			(99)			—
EDGE MidCap Fund		3,473			1			79
Equity Income Fund		2,141			1,912			6,344
Global Multi-Strategy Fund		127			55			—
Global Real Estate Securities Fund		1,331			(28)			166
Government & High Quality Bond Fund		739			(9)			—
High Yield Fund		571			3,162			—
Income Fund		1,348			(28)			—
International Small Company Fund		126			(27)			—
LargeCap Growth Fund		1,339			251			29,912
LargeCap Value Fund		8,085			(578)			7,668
MidCap Fund		820			403			4,123
Multi-Manager Equity Long/Short Fund		640			27			—
Origin Emerging Markets Fund		886			(496)			—
Preferred Securities Fund		558			(10)			379
Principal Capital Appreciation Fund		2,169			596			12,893
Principal U.S. Small Cap Index ETF		233			—			—
Short-Term Income Fund		242			—			—
Small-MidCap Dividend Income Fund		2,716			1,506			—
		$38,123			$6,212			$62,047
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Flexible Income Portfolio
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value(000	's)
Money Market Funds - 0.07%
Cash Account Trust - Government & Agency	1,709,900	$1,710
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 2.51%
Principal EDGE Active Income ETF (a)	1,592,800	65,061

Principal Funds, Inc. Institutional Class - 97.47%
Diversified International Fund (a)	7,030,412	80,920
Equity Income Fund (a)	8,513,358	240,673
Global Diversified Income Fund (a)	9,536,562	129,983
Global Real Estate Securities Fund (a)	10,378,158	90,186
Government & High Quality Bond Fund (a)	27,383,626	288,623
High Yield Fund (a)	17,773,299	130,634
Income Fund (a)	82,554,921	783,446
Inflation Protection Fund (a)	20,050,504	170,830
International Emerging Markets Fund (a)	1,020,847	23,235
LargeCap Growth Fund (a)	5,209,412	46,208
LargeCap Value Fund (a)	6,902,862	81,937
Preferred Securities Fund (a)	3,992,787	40,088
Real Estate Debt Income Fund (a)	5,274,864	50,269
Short-Term Income Fund (a)	23,029,693	280,041
Small-MidCap Dividend Income Fund (a)	5,603,964	91,569
		$2,528,642
TOTAL INVESTMENT COMPANIES		$2,595,413
Total Investments		$2,595,413
Other Assets and Liabilities - (0.05)%		$(1,252)
TOTAL NET ASSETS - 100.00%		$2,594,161

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	69.73%
Domestic Equity Funds	17.75%
International Equity Funds	7.49%
Specialty Funds	5.01%
Investment Companies	0.07%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2017 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	6,997,342	$76,824	163,273	$1,796	130,203	$1,447	7,030,412	$77,034
Equity Income Fund	8,308,158	157,519	309,269	8,653	104,069	2,899	8,513,358	163,252
Global Diversified Income Fund	12,175,068	166,795	366,880	4,937	3,005,386	40,858	9,536,562	128,722
Global Real Estate Securities Fund	6,875,660	59,684	3,559,855	30,975	57,357	498	10,378,158	90,120
Government & High Quality Bond	24,062,961	258,352	3,428,714	36,297	108,049	1,152	27,383,626	293,454
Fund
High Yield Fund	26,159,395	188,951	524,695	3,795	8,910,791	65,273	17,773,299	125,353
Income Fund	80,411,185	762,712	2,643,739	25,032	500,003	4,736	82,554,921	782,778
Inflation Protection Fund	12,306,889	105,622	7,830,152	66,663	86,537	740	20,050,504	171,529
International Emerging Markets Fund	1,016,205	21,787	15,528	328	10,886	236	1,020,847	21,857
LargeCap Growth Fund	8,003,686	65,692	1,309,391	11,393	4,103,665	35,823	5,209,412	38,942
LargeCap Value Fund	6,527,200	73,274	444,069	5,363	68,407	822	6,902,862	77,764
Preferred Securities Fund	3,949,667	35,026	132,765	1,322	89,645	895	3,992,787	35,426
Principal EDGE Active Income ETF	1,592,800	61,633	—	—	—	—	1,592,800	61,633
Real Estate Debt Income Fund	5,185,644	50,028	138,906	1,320	49,686	473	5,274,864	50,855
Short-Term Income Fund	19,172,343	230,263	3,986,389	48,452	129,039	1,568	23,029,693	277,132
Small-MidCap Dividend Income Fund	7,110,458	79,531	115,771	1,853	1,622,265	26,339	5,603,964	59,919
		$2,393,693		$248,179		$183,759		$2,455,770

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Fund		$1,300			$(139)			$—
Equity Income Fund		1,421			(21)			4,207
Global Diversified Income Fund		3,160			(2,152)			—
Global Real Estate Securities Fund		1,409			(41)			176
Government & High Quality Bond Fund		2,748			(43)			—
High Yield Fund		2,605			(2,120)			—
Income Fund		6,657			(230)			—
Inflation Protection Fund		923			(16)			—
International Emerging Markets Fund		303			(22)			—
LargeCap Growth Fund		450			(2,320)			10,067
LargeCap Value Fund		1,894			(51)			1,795
Preferred Securities Fund		507			(27)			344
Principal EDGE Active Income ETF		830			—			—
Real Estate Debt Income Fund		424			(20)			1
Short-Term Income Fund		1,178			(15)			—
Small-MidCap Dividend Income Fund		1,779			4,874			—
		$27,588			$(2,343)			$16,590
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Strategic Growth Portfolio
		January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.11%	Shares Held	Value(000	's)
Money Market Funds - 0.12%
Cash Account Trust - Government & Agency	2,264,041	$2,264
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 7.38%
Principal EDGE Active Income ETF (a)	1,859,800	75,968
Principal U.S. Small Cap Index ETF (a)	2,195,700	60,601
		$136,569
Principal Funds, Inc. Class R-6 - 2.48%
Multi-Manager Equity Long/Short Fund (a)	4,481,690	45,848

Principal Funds, Inc. Institutional Class - 90.13%
Diversified International Fund (a)	30,167,291	347,226
EDGE MidCap Fund (a)	3,357,287	41,194
Equity Income Fund (a)	7,497,013	211,941
Global Multi-Strategy Fund (a)	3,173,430	34,939
Global Real Estate Securities Fund (a)	9,650,916	83,866
International Small Company Fund (a)	3,449,455	35,219
LargeCap Growth Fund (a)	21,408,728	189,895
LargeCap Value Fund (a)	17,126,748	203,294
Origin Emerging Markets Fund (a)	13,780,093	121,127
Principal Capital Appreciation Fund (a)	4,965,140	283,162
Real Estate Debt Income Fund (a)	3,787,503	36,095
Small-MidCap Dividend Income Fund (a)	4,866,687	79,522
		$1,667,480
TOTAL INVESTMENT COMPANIES		$1,852,161
Total Investments		$1,852,161
Other Assets and Liabilities - (0.11)%		$(2,075)
TOTAL NET ASSETS - 100.00%		$1,850,086

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.81%
International Equity Funds	31.75%
Fixed Income Funds	6.06%
Specialty Funds	4.37%
Investment Companies	0.12%
Other Assets and Liabilities	(0.11)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2017 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	30,096,449	$333,385	596,319	$6,539	525,477	$5,904	30,167,291	$333,524
EDGE MidCap Fund	3,283,838	38,030	150,646	1,844	77,197	935	3,357,287	38,942
Equity Income Fund	7,689,136	112,385	178,948	5,030	371,071	10,262	7,497,013	110,124
Global Multi-Strategy Fund	3,244,255	35,453	14,933	163	85,758	934	3,173,430	34,675
Global Real Estate Securities Fund	7,534,679	63,485	2,204,304	19,171	88,067	766	9,650,916	81,811
International Small Company Fund	3,561,614	35,037	15,825	154	127,984	1,257	3,449,455	33,902
LargeCap Growth Fund	22,176,298	153,356	3,352,952	28,948	4,120,522	36,030	21,408,728	145,249
LargeCap Value Fund	16,923,724	188,573	787,582	9,549	584,558	7,027	17,126,748	190,640
Multi-Manager Equity Long/Short	3,967,901	39,102	577,019	5,855	63,230	638	4,481,690	44,326
Fund
Origin Emerging Markets Fund	13,791,097	127,111	164,649	1,349	175,653	1,531	13,780,093	126,713
Principal Capital Appreciation Fund	4,636,762	175,180	481,901	27,503	153,523	8,958	4,965,140	193,590
Principal EDGE Active Income ETF	1,859,800	72,413	—	—	—	—	1,859,800	72,413
Principal U.S. Small Cap Index ETF	2,195,700	54,599	—	—	—	—	2,195,700	54,599
Real Estate Debt Income Fund	1,855,959	17,818	1,970,809	18,839	39,265	376	3,787,503	36,279
Small-MidCap Dividend Income Fund	5,612,929	61,433	87,966	1,407	834,208	13,401	4,866,687	51,181
		$1,507,360		$126,351		$88,019		$1,547,968

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Fund		$5,597			$(496)			$—
EDGE MidCap Fund		1,722			3			39
Equity Income Fund		1,268			2,971			3,761
Global Multi-Strategy Fund		53			(7)			—
Global Real Estate Securities Fund		1,511			(79)			189
International Small Company Fund		99			(32)			—
LargeCap Growth Fund		1,230			(1,025)			27,474
LargeCap Value Fund		4,800			(455)			4,556
Multi-Manager Equity Long/Short Fund		295			7			—
Origin Emerging Markets Fund		989			(216)			—
Principal Capital Appreciation Fund		3,903			(135)			23,225
Principal EDGE Active Income ETF		970			—			—
Principal U.S. Small Cap Index ETF		210			—			—
Real Estate Debt Income Fund		196			(2)			1
Small-MidCap Dividend Income Fund		1,380			1,742			—
		$24,223			$2,276			$59,245
Amounts in thousands except shares

See accompanying notes

     Schedule of Investments Short-Term Income Fund January 31, 2017 (unaudited)

INVESTMENT COMPANIES - 1.76%	Shares Held	Value(000	's)			Principal
Exchange Traded Funds - 1.02%				BONDS (continued)		Amount (000's) Value (000's)
iShares 1-3 Year Credit Bond ETF	100,000	$10,514		Automobile Asset Backed Securities (continued)
iShares Floating Rate Bond ETF	85,000	4,316		Capital Auto Receivables Asset Trust 2013-3
iShares Short Maturity Bond ETF	100,000	5,023		2.32%, 07/20/2018		$3,239	$3,243
SPDR Bloomberg Barclays Short Term	100,000	3,059		Capital Auto Receivables Asset Trust 2014-1
Corporate Bond ETF				2.22%, 01/22/2019		8,500	8,538
Vanguard Short-Term Corporate Bond ETF	200,000	15,924		2.84%, 04/22/2019		11,600	11,715
		$38,836		Capital Auto Receivables Asset Trust 2014-2
Money Market Funds - 0.74%				2.03%, 12/20/2018		9,250	9,283
Morgan Stanley Institutional Liquidity Funds -	28,046,825	28,047		2.41%, 05/20/2019		1,950	1,964
Government Portfolio				Capital Auto Receivables Asset Trust 2016-2
				1.32%, 01/22/2019(b)		11,459	11,457
TOTAL INVESTMENT COMPANIES		$66,883		Capital Auto Receivables Asset Trust 2016-3
				1.36%, 04/22/2019(b)		4,750	4,751
	Principal
BONDS- 98.69%	Amount (000's)	Value(000	's)	CPS Auto Receivables Trust 2013-A
				1.31%, 06/15/2020(a),(b)		4,168	4,151
Aerospace & Defense - 1.11%
				CPSAuto Receivables Trust 2013-B
Lockheed Martin Corp				1.82%, 09/15/2020(a),(b)		2,675	2,676
1.85%, 11/23/2018	$6,500	$6,518
2.50%, 11/23/2020	6,500	6,553		CPS Auto Receivables Trust 2013-C
				4.30%, 08/15/2019(a)		6,250	6,338
Rolls-Royce PLC
2.38%, 10/14/2020(a)	5,000	5,004		CPS Auto Receivables Trust 2013-D
				3.97%, 11/15/2019(a),(b)		1,000	1,008
United Technologies Corp
1.24%, 11/01/2019(b)	4,850	4,873		CPS Auto Receivables Trust 2014-B
				1.11%, 11/15/2018(a)		453	453
1.50%, 11/01/2019	14,400	14,303
1.95%, 11/01/2021	5,000	4,906		CPS Auto Receivables Trust 2014-C
				1.31%, 02/15/2019(a),(b)		3,801	3,799
		$42,157		2.67%, 08/17/2020(a)		4,000	4,023
Agriculture - 0.66%				3.77%, 08/17/2020(a)		4,330	4,348
Cargill Inc
6.00%, 11/27/2017(a)	24,153	24,998		CPS Auto Receivables Trust 2014-D
				1.49%, 04/15/2019(a)		1,748	1,748
				CPS Auto Receivables Trust 2015-A
Airlines - 0.88%				2.79%, 02/16/2021(a),(b)		10,330	10,421
American Airlines 2013-2 Class A Pass				CPS Auto Receivables Trust 2015-C
Through Trust				1.77%, 06/17/2019(a)		5,306	5,309
4.95%, 07/15/2024	14,691	15,655		2.55%, 02/18/2020(a)		3,580	3,597
Delta Air Lines 2009-1 Class A Pass Through				CPS Auto Receivables Trust 2016-B
Trust				2.07%, 11/15/2019(a)		3,813	3,824
7.75%, 06/17/2021	11,253	12,491		CPS Auto Receivables Trust 2016-C
Delta Air Lines 2012-1 Class A Pass Through				1.62%, 01/15/2020(a)		15,378	15,365
Trust				CPS Auto Trust
4.75%, 11/07/2021	5,077	5,350		1.48%, 03/16/2020(a)		1,330	1,329
		$33,496		1.50%, 06/15/2020(a),(b)		8,518	8,507
Automobile Asset Backed Securities - 11.78%				1.68%, 08/17/2020(a),(b)		16,500	16,499
AmeriCredit Automobile Receivables 2015-4				Ford Credit Auto Owner Trust 2015-REV2
1.26%, 04/08/2019	3,166	3,166		2.44%, 01/15/2027(a),(b)		12,327	12,419
AmeriCredit Automobile Receivables 2016-1				Ford Credit Auto Owner Trust 2016-REV2
1.52%, 06/10/2019	4,546	4,550		2.03%, 12/15/2027(a)		14,000	13,795
AmeriCredit Automobile Receivables Trust				Ford Credit Auto Owner Trust/Ford Credit
2013-1				2014-RE	V1
1.57%, 01/08/2019	1,991	1,991		2.26%, 11/15/2025(a),(b)		11,327	11,430
2.09%, 02/08/2019	4,400	4,413		Santander Drive Auto Receivables Trust 2013-
AmeriCredit Automobile Receivables Trust				1
2013-5				1.76%, 01/15/2019		3,737	3,739
2.29%, 11/08/2019	3,965	3,986		2.27%, 01/15/2019		6,740	6,765
2.86%, 12/09/2019(b)	14,920	15,093
				Santander Drive Auto Receivables Trust 2013-
AmeriCredit Automobile Receivables Trust				3
2014-1				2.42%, 04/15/2019		2,300	2,315
0.90%, 02/08/2019	303	303		Santander Drive Auto Receivables Trust 2013-
2.15%, 03/09/2020(b)	2,400	2,412
2.54%, 06/08/2020(b)	10,500	10,564		5
				2.25%, 06/17/2019(b)		1,909	1,915
AmeriCredit Automobile Receivables Trust				2.73%, 10/15/2019(b)		6,800	6,870
2014-2				Santander Drive Auto Receivables Trust 2014-
2.18%, 06/08/2020	3,400	3,418		1
2.57%, 07/08/2020(b)	9,400	9,442
				2.36%, 04/15/2020		11,257	11,298
AmeriCredit Automobile Receivables Trust				2.91%, 04/15/2020		3,500	3,543
2014-3				Santander Drive Auto Receivables Trust 2014-
2.58%, 09/08/2020(b)	3,200	3,237
				2
Americredit Automobile Receivables Trust				1.62%, 02/15/2019		430	430
2016-4				2.76%, 02/18/2020(b)		3,600	3,640
1.34%, 04/08/2020	12,350	12,336		Santander Drive Auto Receivables Trust 2014-
Capital Auto Receivables Asset Trust 2013-1				3
1.74%, 10/22/2018	1,230	1,230		2.13%, 08/17/2020(b)		9,727	9,759
2.19%, 09/20/2021(b)	6,650	6,667
				2.65%, 08/17/2020		2,770	2,800
Capital Auto Receivables Asset Trust 2013-2
3.30%, 06/20/2019	10,500	10,607

See accompanying notes

     Schedule of Investments Short-Term Income Fund January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Automobile Asset Backed Securities (continued)			Banks (continued)
Santander Drive Auto Receivables Trust 2014-			BB&T Corp (continued)
5			2.05%, 05/10/2021	$9,500	$9,344
2.46%, 06/15/2020	$5,000	$5,035	Branch Banking & Trust Co
Santander Drive Auto Receivables Trust 2015-			1.22%, 05/23/2017(b)	14,450	14,454
1			2.10%, 01/15/2020	14,400	14,402
2.57%, 04/15/2021	16,195	16,323	2.63%, 01/15/2022	14,400	14,386
Santander Drive Auto Receivables Trust 2015-			Capital One NA/Mclean VA
2			1.65%, 02/05/2018	9,327	9,324
2.44%, 04/15/2021(b)	13,400	13,491	1.72%, 09/13/2019(b)	9,500	9,542
Santander Drive Auto Receivables Trust 2016-			1.85%, 09/13/2019	9,500	9,415
3			2.19%, 01/30/2023(b)	14,400	14,435
1.34%, 11/15/2019	10,400	10,399	Citigroup Inc
TCF Auto Receivables Owner Trust 2016-			1.39%, 08/14/2017(b)	8,000	8,002
PT1			1.70%, 04/27/2018	13,990	13,969
1.93%, 06/15/2022(a),(b)	23,200	23,162	2.34%, 10/26/2020(b)	10,000	10,168
Westlake Automobile Receivables Trust 2015-			2.45%, 01/10/2020	4,800	4,809
1			2.70%, 03/30/2021	14,100	14,019
2.29%, 11/16/2020(a)	13,095	13,145	Fifth Third Bank/Cincinnati OH
Westlake Automobile Receivables Trust 2015-			1.63%, 09/27/2019	4,750	4,695
2			2.25%, 06/14/2021	7,700	7,602
1.28%, 07/16/2018(a),(b)	2,736	2,735	2.30%, 03/15/2019	7,600	7,665
Westlake Automobile Receivables Trust 2015-			Goldman Sachs Group Inc/The
3			2.01%, 11/15/2018(b)	9,909	10,008
1.42%, 05/17/2021(a),(b)	5,724	5,723	2.14%, 04/26/2022(b)	14,400	14,391
Westlake Automobile Receivables Trust 2016-			2.20%, 04/23/2020(b)	23,990	24,265
1			2.30%, 12/13/2019	9,600	9,590
1.82%, 01/15/2019(a)	5,049	5,056	2.60%, 04/23/2020	9,600	9,643
Westlake Automobile Receivables Trust 2016-			3.00%, 04/26/2022	19,200	19,072
2			JPMorgan Chase & Co
1.57%, 06/17/2019(a)	13,471	13,478	2.27%, 10/24/2023(b)	15,000	15,257
Westlake Automobile Receivables Trust 2016-			2.30%, 08/15/2021	9,500	9,335
3			4.25%, 10/15/2020	19,500	20,687
2.07%, 12/15/2021(a),(b)	11,400	11,349	JPMorgan Chase Bank NA
		$448,375	6.00%, 10/01/2017	29,480	30,349
Automobile Floor Plan Asset Backed Securities - 0.75%			KeyBank NA/Cleveland OH
Ford Credit Floorplan Master Owner Trust A			1.60%, 08/22/2019	2,000	1,976
1.23%, 11/15/2021(b)	16,300	16,303	1.70%, 06/01/2018	6,500	6,504
Volkswagen Credit Auto Master Trust			2.35%, 03/08/2019	14,350	14,457
1.13%, 07/22/2019(a),(b)	12,327	12,318	Morgan Stanley
		$28,621	1.88%, 01/05/2018	4,664	4,676
Automobile Manufacturers - 1.78%			2.13%, 04/25/2018	9,750	9,791
Daimler Finance North America LLC			2.44%, 04/21/2021(b)	24,000	24,535
1.38%, 08/01/2017(a)	6,664	6,661	2.44%, 10/24/2023(b)	29,000	29,343
1.75%, 10/30/2019(a)	6,650	6,565	5.50%, 07/24/2020	9,500	10,377
Ford Motor Credit Co LLC			National City Bank/Cleveland OH
2.02%, 05/03/2019	9,600	9,514	1.32%, 06/07/2017(b)	4,500	4,502
PACCAR Financial Corp			PNC Bank NA
1.45%, 03/09/2018	6,664	6,666	1.60%, 06/01/2018	4,500	4,498
2.20%, 09/15/2019	9,327	9,416	1.70%, 12/07/2018	5,000	4,990
Toyota Motor Credit Corp			4.88%, 09/21/2017	15,355	15,675
1.20%, 04/06/2018	9,600	9,569	6.88%, 04/01/2018	4,080	4,310
2.10%, 01/17/2019	9,600	9,674	PNC Financial Services Group Inc/The
2.60%, 01/11/2022	9,600	9,602	5.63%, 02/01/2017	7,231	7,231
		$67,667	SunTrust Bank/Atlanta GA
			2.25%, 01/31/2020(c)	9,600	9,617
Banks- 20.55%
Bank of America Corp			7.25%, 03/15/2018	23,149	24,469
2.19%, 01/20/2023(b)	33,500	33,618	SunTrust Banks Inc
2.44%, 04/19/2021(b)	4,500	4,608	2.90%, 03/03/2021	12,500	12,642
2.50%, 10/21/2022	12,000	11,597	US Bancorp
2.60%, 01/15/2019	12,000	12,114	2.63%, 01/24/2022	9,600	9,636
2.63%, 10/19/2020	15,750	15,775	US Bank NA/Cincinnati OH
			1.52%, 10/28/2019(b)	14,209	14,265
Bank of America NA
1.26%, 06/15/2017(b)	7,750	7,750	2.00%, 01/24/2020	9,600	9,607
5.30%, 03/15/2017	33,524	33,684	Wells Fargo & Co
			2.15%, 01/24/2023(b)	19,000	19,085
Bank of Montreal
2.50%, 01/11/2022(a)	6,750	6,749	2.60%, 07/22/2020	14,327	14,413
Bank of New York Mellon Corp/The			Wells Fargo Bank NA
2.09%, 10/30/2023(b)	24,500	24,909	1.65%, 01/22/2018	14,250	14,271
2.20%, 05/15/2019	11,327	11,406	6.00%, 11/15/2017	8,500	8,790
2.50%, 04/15/2021	5,700	5,691			$782,086
BB&T Corp			Beverages - 1.44%
1.55%, 02/01/2019(b)	5,664	5,697	Anheuser-Busch InBev Finance Inc
			2.15%, 02/01/2019	14,414	14,526

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Beverages (continued)			Computers (continued)
Anheuser-Busch InBev Worldwide Inc			International Business Machines Corp
1.58%, 08/01/2018(b)	$4,500	$4,532	1.95%, 02/12/2019	$9,250	$9,319
3.75%, 01/15/2022	14,500	15,181	2.25%, 02/19/2021	9,500	9,493
PepsiCo Inc					$66,107
1.00%, 10/13/2017	4,750	4,744	Cosmetics & Personal Care - 0.20%
1.35%, 10/04/2019	6,400	6,353	Procter & Gamble Co/The
2.15%, 10/14/2020	9,500	9,539	1.70%, 11/03/2021	7,700	7,555
		$54,875
Biotechnology - 1.23%			Credit Card Asset Backed Securities - 1.83%
Amgen Inc			Cabela's Credit Card Master Note Trust
1.25%, 05/22/2017	9,000	9,000	1.12%, 03/16/2020(b)	5,878	5,879
2.20%, 05/22/2019	9,327	9,390	1.22%, 07/15/2022(b)	18,364	18,377
Biogen Inc			1.25%, 06/15/2020(a),(b)	9,214	9,222
2.90%, 09/15/2020	14,000	14,228	1.30%, 02/18/2020(a),(b)	6,982	6,983
Gilead Sciences Inc			1.42%, 08/16/2021(a),(b)	9,745	9,797
1.85%, 09/04/2018	4,750	4,772	Capital One Multi-Asset Execution Trust
1.95%, 03/01/2022	4,750	4,590	1.28%, 09/16/2024(b)	19,200	19,255
2.55%, 09/01/2020	4,750	4,797			$69,513
		$46,777	Diversified Financial Services - 1.03%
Chemicals - 1.41%			GTP Acquisition Partners I LLC
Air Liquide Finance SA			2.35%, 06/15/2045(a),(e)	9,100	8,954
1.75%, 09/27/2021(a)	6,750	6,513	Murray Street Investment Trust I
Airgas Inc			4.65%, 03/09/2017(b)	30,072	30,146
1.65%, 02/15/2018	12,592	12,612			$39,100
Chevron Phillips Chemical Co LLC / Chevron			Electric - 4.11%
Phillips Chemical Co LP			Black Hills Corp
1.70%, 05/01/2018(a)	9,495	9,494	2.50%, 01/11/2019	5,000	5,037
2.45%, 05/01/2020(a)	4,832	4,854	Dominion Resources Inc/VA
Westlake Chemical Corp			1.40%, 09/15/2017	9,327	9,321
4.63%, 02/15/2021(a)	10,000	10,391	2.96%, 07/01/2019(b)	6,200	6,283
4.88%, 05/15/2023(a)	9,600	9,929	Duke Energy Florida LLC
		$53,793	1.85%, 01/15/2020	9,600	9,612
Commercial Mortgage Backed Securities - 1.62%			3.10%, 08/15/2021	5,750	5,931
Ginnie Mae			Emera US Finance LP
0.60%, 07/16/2054(b),(d)	38,940	1,683	2.70%, 06/15/2021	6,700	6,648
0.68%, 09/16/2055(b),(d)	34,437	1,598	Fortis Inc/Canada
0.81%, 06/16/2055(b),(d)	42,165	1,873	2.10%, 10/04/2021(a)	14,750	14,276
0.83%, 01/16/2054(b),(d)	50,480	2,495	Indiantown Cogeneration LP
0.85%, 03/16/2052(b),(d)	38,732	2,291	9.77%, 12/15/2020	6,760	7,295
0.85%, 10/16/2054(b),(d)	54,825	2,347	NextEra Energy Capital Holdings Inc
0.89%, 10/16/2054(b),(d)	62,978	3,215	1.59%, 06/01/2017	6,664	6,670
0.90%, 10/16/2054(b),(d)	72,908	3,432	7.30%, 09/01/2067(b)	11,827	11,898
0.91%, 01/16/2055(b),(d)	104,249	4,651	Public Service Co of New Mexico
0.91%, 02/16/2055(b),(d)	73,311	2,752	7.95%, 05/15/2018	24,440	26,302
0.92%, 02/16/2048(b),(d)	37,727	1,835	San Diego Gas & Electric Co
0.98%, 09/16/2054(b),(d)	43,178	2,286	1.91%, 02/01/2022	3,770	3,720
1.08%, 07/16/2056(b),(d)	23,196	1,531	Southern California Edison Co
1.11%, 06/16/2045(b),(d)	82,054	4,822	1.85%, 02/01/2022	7,470	7,356
1.12%, 08/16/2042(b),(d)	85,774	4,880	Southern Co/The
1.16%, 02/16/2046(b),(d)	78,552	4,741	1.55%, 07/01/2018	5,800	5,781
1.26%, 10/16/2051(b),(d)	4,021	278	Talen Energy Supply LLC
1.37%, 12/16/2036(b),(d)	60,793	3,721	6.50%, 05/01/2018	4,832	5,013
JPMDB Commercial Mortgage Securities			Texas-New Mexico Power Co
Trust 2016-C4			9.50%, 04/01/2019(a)	4,798	5,499
1.54%, 12/15/2049(b)	11,307	11,160	TransAlta Corp
		$61,591	6.90%, 05/15/2018(b)	18,985	19,762
Commercial Services - 0.12%					$156,404
Equifax Inc			Electronics - 0.76%
2.30%, 06/01/2021	4,800	4,726	Fortive Corp
			1.80%, 06/15/2019(a)	3,500	3,479
Computers - 1.74%			2.35%, 06/15/2021(a)	6,700	6,615
Apple Inc			Honeywell International Inc
1.00%, 05/03/2018	4,664	4,648	1.85%, 11/01/2021	19,200	18,789
1.70%, 02/22/2019	6,747	6,764			$28,883
2.05%, 02/23/2021(b)	4,750	4,902	Engineering & Construction - 0.25%
Diamond 1 Finance Corp / Diamond 2 Finance			SBA Tower Trust
Corp			2.88%, 07/15/2046(a)	9,600	9,504
3.48%, 06/01/2019(a)	14,400	14,696
Hewlett Packard Enterprise Co			Finance - Mortgage Loan/Banker - 6.89%
2.45%, 10/05/2017	9,500	9,549	Fannie Mae
2.85%, 10/05/2018	6,650	6,736	1.25%, 08/17/2021	30,000	29,080
			1.38%, 10/07/2021	53,750	52,305

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker (continued)			Home Equity Asset Backed Securities (continued)
Fannie Mae (continued)			Terwin Mortgage Trust Series TMTS 2005-
1.50%, 11/30/2020	$30,000	$29,721	14	HE
1.63%, 01/21/2020	44,500	44,630	4.85%, 08/25/2036(b)		$986	$999
2.00%, 01/05/2022	20,900	20,849	Wells Fargo Home Equity Asset-Backed
Freddie Mac			Securities 2004-2 Trust
1.50%, 01/17/2020	30,000	29,956	1.61%, 10/25/2034(b)		229	228
2.38%, 01/13/2022	54,800	55,700	5.00%, 10/25/2034		43	43
		$262,241				$12,314
Food- 0.77%			Home Furnishings - 0.37%
Kraft Heinz Foods Co			Samsung Electronics America Inc
1.60%, 06/30/2017	5,664	5,668	1.75%, 04/10/2017(a)		13,990	13,999
2.00%, 07/02/2018	4,731	4,739
Mondelez International Holdings Netherlands			Housewares - 0.28%
BV			Newell Brands Inc
1.63%, 10/28/2019(a)	9,500	9,355	2.60%, 03/29/2019		4,800	4,860
1.65%, 10/28/2019(a),(b)	9,500	9,532	3.85%, 04/01/2023		5,800	5,979
		$29,294				$10,839
Gas- 0.65%			Insurance - 5.70%
Spire Inc			Berkshire Hathaway Finance Corp
1.66%, 08/15/2017(b)	24,886	24,899	1.34%, 01/10/2020(b)		14,500	14,541
			1.60%, 05/15/2017		11,490	11,509
Hand & Machine Tools - 0.38%			1.70%, 03/15/2019		6,500	6,501
Stanley Black & Decker Inc			Berkshire Hathaway Inc
1.62%, 11/17/2018	14,400	14,347	2.20%, 03/15/2021		4,600	4,600
			2.75%, 03/15/2023		5,500	5,491
Healthcare - Products - 1.08%			Hartford Financial Services Group Inc/The
Abbott Laboratories			8.13%, 06/15/2068(b)		20,750	22,203
2.00%, 03/15/2020	18,653	18,423	MassMutual Global Funding II
Becton Dickinson and Co			1.55%, 10/11/2019(a)		9,650	9,547
1.80%, 12/15/2017	3,605	3,614	2.00%, 04/05/2017(a)		5,430	5,438
2.68%, 12/15/2019	4,063	4,126	2.00%, 04/15/2021(a)		4,478	4,373
Medtronic Inc			2.10%, 08/02/2018(a)		12,995	13,104
1.76%, 03/15/2020(b)	5,250	5,319	2.35%, 04/09/2019(a)		8,700	8,797
2.50%, 03/15/2020	9,495	9,611	Metropolitan Life Global Funding I
		$41,093	1.50%, 01/10/2018(a)		6,250	6,252
Healthcare - Services - 0.97%			1.75%, 12/19/2018(a)		9,600	9,593
Aetna Inc			2.30%, 04/10/2019(a)		16,827	16,948
1.70%, 06/07/2018	2,000	2,000	New York Life Global Funding
1.90%, 06/07/2019	4,800	4,811	1.45%, 12/15/2017(a)		4,500	4,505
Anthem Inc			1.95%, 02/11/2020(a)		16,941	16,872
5.88%, 06/15/2017	11,164	11,346	2.00%, 04/13/2021(a)		9,600	9,418
Roche Holdings Inc			2.15%, 06/18/2019(a)		12,626	12,697
1.34%, 09/30/2019(a),(b)	9,327	9,347	Prudential Financial Inc
UnitedHealth Group Inc			8.88%, 06/15/2068(b)		31,819	34,365
1.70%, 02/15/2019	9,500	9,478				$216,754
		$36,982	Internet - 0.25%
Home Equity Asset Backed Securities - 0.32%			Amazon.com Inc
ACE Securities Corp Home Equity Loan Trust			2.60%, 12/05/2019		9,327	9,509
Series 2005-HE2
1.49%, 04/25/2035(b)	358	358	Machinery - Diversified - 0.49%
Asset Backed Securities Corp Home Equity			John Deere Capital Corp
Loan Trust Series OOMC 2005-HE6			1.35%, 01/16/2018		9,327	9,319
1.54%, 07/25/2035(b)	763	764	2.05%, 03/10/2020		9,300	9,264
Centex Home Equity Loan Trust 2005-D						$18,583
1.20%, 10/25/2035(b)	1,310	1,310	Manufactured Housing Asset Backed Securities - 0.00%
Credit Suisse First Boston Mortgage Securities			Conseco Financial Corp
Corp			7.70%, 09/15/2026		87	91
4.80%, 05/25/2035	2,029	2,050
Home Equity Asset Trust 2004-6			Media- 0.45%
1.45%, 12/25/2034(b)	48	48	Time Warner Cable LLC
Home Equity Asset Trust 2005-4			8.25%, 04/01/2019		9,495	10,638
1.48%, 10/25/2035(b)	1,600	1,587	Walt Disney Co/The
JP Morgan Mortgage Acquisition Corp 2005-			2.30%, 02/12/2021		6,500	6,558
OPT1						$17,196
1.22%, 06/25/2035(b)	331	330	Mining - 0.37%
RASC Series 2005-AHL2 Trust			Glencore Finance Canada Ltd
1.12%, 10/25/2035(b)	2,363	2,345	2.70%, 10/25/2017(a),(b)		14,159	14,266
RASC Series 2005-EMX2 Trust
1.28%, 07/25/2035(b)	1,818	1,808	Miscellaneous Manufacturers - 0.68%
Structured Asset Securities Corp Mortgage			General Electric Co
Loan Trust Series 2005-GEL4			5.50%, 01/08/2020		11,500	12,667
1.69%, 08/25/2035(b)	450	444	5.55%, 05/04/2020		3,200	3,554

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Miscellaneous Manufacturers (continued)			Mortgage Backed Securities (continued)
Ingersoll-Rand Global Holding Co Ltd			Springleaf Mortgage Loan Trust 2013-
6.88%, 08/15/2018	$9,100	$9,808	2 (continued)
		$26,029	3.52%, 12/25/2065(a),(b)	$14,969	$15,007
Mortgage Backed Securities - 2.25%			WaMu Mortgage Pass-Through Certificates
Adjustable Rate Mortgage Trust 2004-2			Series 2003-S8 Trust
1.91%, 02/25/2035(b)	24	24	5.00%, 09/25/2018	51	51
Alternative Loan Trust 2004-J8					$85,569
6.00%, 02/25/2017	48	48	Oil & Gas - 1.73%
Banc of America Funding 2004-1 Trust			BP Capital Markets PLC
5.25%, 02/25/2019	311	317	4.75%, 03/10/2019	10,327	10,930
Banc of America Funding 2004-3 Trust			Chevron Corp
4.75%, 09/25/2019	289	290	1.72%, 06/24/2018	12,125	12,166
Banc of America Mortgage Trust 2005-7			Phillips 66
5.00%, 08/25/2020	24	24	2.95%, 05/01/2017	15,490	15,556
BCAP LLC 2011-RR11 Trust			Shell International Finance BV
3.64%, 03/26/2035(a),(b)	1,931	1,933	2.13%, 05/11/2020	11,495	11,505
CHL Mortgage Pass-Through Trust 2003-46			Total Capital International SA
3.14%, 01/19/2034(b)	816	816	1.45%, 08/10/2018(b)	5,430	5,456
CHL Mortgage Pass-Through Trust 2004-J1			1.55%, 06/28/2017	10,327	10,341
4.50%, 01/25/2019(b)	50	50			$65,954
CHL Mortgage Pass-Through Trust 2004-J7			Other Asset Backed Securities - 5.05%
5.00%, 09/25/2019	365	370	Ameriquest Mortgage Securities Inc Asset-
Credit Suisse First Boston Mortgage Securities			Backed Pass-Through Ctfs Ser 2004-R11
Corp			1.36%, 11/25/2034(b)	72	72
5.00%, 09/25/2019	54	50	Ameriquest Mortgage Securities Inc Asset-
CSFB Mortgage-Backed Pass-Through			Backed Pass-Through Ctfs Ser 2005-R1
Certificates Series 2004-AR4			1.45%, 03/25/2035(b)	604	604
1.73%, 05/25/2034(b)	323	306	Drug Royalty II LP 2
CSFB Mortgage-Backed Trust Series 2004-7			3.48%, 07/15/2023(a),(b)	7,566	7,505
5.00%, 10/25/2019	216	216	Drug Royalty III LP 1
Freddie Mac REMICS			3.98%, 04/15/2027(a),(b)	5,736	5,746
1.22%, 06/15/2023(b)	3	3	MVW Owner Trust 2015-1
Ginnie Mae			2.52%, 12/20/2032(a),(b)	16,527	16,424
4.50%, 08/20/2032	24	24	MVW Owner Trust 2016-1
GSMSC Pass-Through Trust 2009-4R			2.25%, 12/20/2033(a)	8,844	8,665
1.21%, 12/26/2036(a),(b)	1,721	1,695	OneMain Financial Issuance Trust 2014-1
JP Morgan Mortgage Trust 2004-A3			2.43%, 06/18/2024(a),(b)	8,126	8,129
3.03%, 07/25/2034(b)	1,179	1,172	OneMain Financial Issuance Trust 2014-2
JP Morgan Mortgage Trust 2004-S1			2.47%, 09/18/2024(a)	11,088	11,098
5.00%, 09/25/2034	934	956	OneMain Financial Issuance Trust 2015-2
JP Morgan Mortgage Trust 2016-4			2.57%, 07/18/2025(a)	19,260	19,253
3.50%, 10/25/2046(a)	18,040	18,313	PFS Financing Corp
JP Morgan Resecuritization Trust Series 2010-			1.37%, 02/15/2019(a),(b)	15,726	15,717
4			1.37%, 10/15/2019(a),(b)	20,640	20,623
2.85%, 10/26/2036(a),(b)	59	59	1.39%, 04/15/2020(a),(b)	9,847	9,830
MASTR Alternative Loan Trust 2003-9			1.72%, 02/15/2019(a),(b)	4,600	4,594
6.50%, 01/25/2019	352	360	1.87%, 10/15/2021(a),(b)	5,500	5,445
MASTR Asset Securitization Trust 2004-11			PFS Tax Lien Trust 2014-1
5.00%, 12/25/2019	57	57	1.44%, 05/15/2029(a),(b)	5,576	5,537
MASTR Asset Securitization Trust 2004-9			RAAC Series 2006-RP2 Trust
5.00%, 09/25/2019	225	227	1.02%, 02/25/2037(a),(b)	998	990
PHH Mortgage Trust Series 2008-CIM1			RAMP Series 2005-RZ4 Trust
5.22%, 06/25/2038	2,268	2,245	1.17%, 11/25/2035(b)	475	474
Prime Mortgage Trust 2005-2			Securitized Asset Backed Receivables LLC
5.25%, 07/25/2020(b)	542	550	Trust 2005-OP2
Provident Funding Mortgage Loan Trust 2005-			1.09%, 10/25/2035(b)	3,466	3,434
1			Soundview Home Loan Trust 2005-CTX1
1.35%, 05/25/2035(b)	3,688	3,554	1.19%, 11/25/2035(b)	588	587
RALI Series 2003-QS23 Trust			Structured Asset Investment Loan Trust 2005-
5.00%, 12/26/2018	658	660	4
RALI Series 2004-QS3 Trust			1.43%, 05/25/2035(b)	1,690	1,688
5.00%, 03/25/2019	484	468	Trafigura Securitisation Finance PLC 2014-1
RBSSP Resecuritization Trust 2009-7			1.72%, 10/15/2018(a),(b)	8,829	8,817
1.16%, 06/26/2037(a),(b)	742	712	Verizon Owner Trust 2016-1
5.00%, 09/26/2036(a),(b)	159	159	1.42%, 01/20/2021(a),(b)	8,500	8,439
Sequoia Mortgage Trust			Verizon Owner Trust 2016-2
3.50%, 02/25/2047(a)	14,000	14,247	1.68%, 05/20/2021(a),(b)	28,500	28,368
Sequoia Mortgage Trust 2013-4					$192,039
1.55%, 04/25/2043(b)	9,983	9,757	Pharmaceuticals - 1.36%
Sequoia Mortgage Trust 2013-8			AbbVie Inc
2.25%, 06/25/2043(b)	6,800	6,500	1.80%, 05/14/2018	4,798	4,805
Springleaf Mortgage Loan Trust 2013-2			2.30%, 05/14/2021	4,800	4,724
1.78%, 12/25/2065(a)	4,365	4,349

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2017 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)			Software (continued)
AbbVie Inc (continued)			Microsoft Corp (continued)
2.50%, 05/14/2020	$6,664	$6,694	1.85%, 02/06/2020(c)	$9,600	$9,602
Actavis Funding SCS			1.85%, 02/12/2020	4,662	4,659
1.85%, 03/01/2017	9,664	9,671	2.40%, 02/06/2022(c)	6,700	6,698
2.35%, 03/12/2018	11,995	12,070	Oracle Corp
Mead Johnson Nutrition Co			1.90%, 09/15/2021	4,800	4,685
3.00%, 11/15/2020	4,750	4,805	2.25%, 10/08/2019	4,750	4,809
Merck & Co Inc			5.75%, 04/15/2018	4,664	4,911
1.10%, 01/31/2018	8,827	8,814			$49,466
		$51,583	Student Loan Asset Backed Securities - 4.75%
Pipelines - 2.94%			Access Group Inc
Buckeye Partners LP			1.72%, 07/01/2038(b)	1,918	1,916
2.65%, 11/15/2018	11,316	11,396	KeyCorp Student Loan Trust 2000-A
4.15%, 07/01/2023	11,300	11,545	1.25%, 05/25/2029(b)	2,221	2,147
Columbia Pipeline Group Inc			KeyCorp Student Loan Trust 2004-A
2.45%, 06/01/2018	4,832	4,859	1.34%, 10/28/2041(b)	248	247
3.30%, 06/01/2020	4,832	4,925	1.57%, 01/27/2042(b)	14,500	14,478
Florida Gas Transmission Co LLC			KeyCorp Student Loan Trust 2006-A
7.90%, 05/15/2019(a)	10,271	11,447	1.31%, 09/27/2035(b)	24,233	24,048
Hiland Partners Holdings LLC / Hiland			Navient Private Education Loan Trust 2014-
Partners Finance Corp			CT
5.50%, 05/15/2022(a)	4,900	5,133	1.47%, 09/16/2024(a),(b)	10,311	10,325
TransCanada PipeLines Ltd			Navient Private Education Loan Trust 2015-
6.35%, 05/15/2067(b)	19,000	17,433	A
Williams Partners LP / ACMP Finance Corp			1.27%, 12/15/2021(a),(b)	2,373	2,374
4.88%, 05/15/2023	17,300	17,844	SLC Private Student Loan Trust 2006-A
4.88%, 03/15/2024	12,100	12,510	1.19%, 07/15/2036(b)	16,818	16,818
6.13%, 07/15/2022	14,495	14,966	SLC Private Student Loan Trust 2010-B
		$112,058	4.27%, 07/15/2042(a),(b)	946	953
Real Estate - 0.26%			SLM Private Credit Student Loan Trust 2002-
Prologis LP			A
7.38%, 10/30/2019	8,653	9,816	1.51%, 12/16/2030(b)	8,445	8,285
			SLM Private Credit Student Loan Trust 2004-
REITS- 1.66%			A
Alexandria Real Estate Equities Inc			1.36%, 06/15/2033(b)	2,322	2,248
2.75%, 01/15/2020	11,990	11,991	SLM Private Credit Student Loan Trust 2004-
American Tower Trust #1			B
1.55%, 03/15/2043(a)	11,396	11,378	1.16%, 06/15/2021(b)	1,242	1,241
Digital Realty Trust LP			SLM Private Credit Student Loan Trust 2005-
3.40%, 10/01/2020	6,700	6,833	B
Healthcare Realty Trust Inc			1.14%, 03/15/2023(b)	4,245	4,241
5.75%, 01/15/2021	6,997	7,695	1.23%, 12/15/2023(b)	6,765	6,624
Hospitality Properties Trust			SLM Private Credit Student Loan Trust 2006-
4.50%, 06/15/2023	4,500	4,568	A
Kimco Realty Corp			1.15%, 12/15/2023(b)	1,408	1,399
4.30%, 02/01/2018	6,664	6,788	1.25%, 06/15/2039(b)	24,500	22,517
WEA Finance LLC / Westfield UK & Europe			SLM Private Credit Student Loan Trust 2006-
Finance PLC			B
1.75%, 09/15/2017(a)	7,400	7,407	1.06%, 12/15/2039(b)	9,000	8,310
Welltower Inc			SLM Private Education Loan Trust 2013-A
4.95%, 01/15/2021	5,960	6,422	1.37%, 08/15/2022(a),(b)	3,083	3,085
		$63,082	1.77%, 05/17/2027(a)	9,335	9,320
Retail - 0.25%			SLM Private Education Loan Trust 2013-B
Home Depot Inc/The			1.42%, 07/15/2022(a),(b)	1,480	1,481
2.00%, 04/01/2021	4,800	4,770	1.85%, 06/17/2030(a),(b)	11,664	11,625
McDonald's Corp			SLM Private Education Loan Trust 2014-A
2.75%, 12/09/2020	4,500	4,565	1.37%, 07/15/2022(a),(b)	1,613	1,614
		$9,335	SMB Private Education Loan Trust 2016-C
			1.32%, 11/15/2023(a),(b)	9,921	9,934
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV			SMB Private Education Loan Trust 2017-A
0.00%, 01/15/2013(e),(f),(g)	1,200	—	1.23%, 06/17/2024(a),(b),(c),(e)	15,500	15,500
					$180,730
Semiconductors - 0.75%			Telecommunications - 2.91%
Broadcom Corp / Broadcom Cayman Finance			AT&T Inc
Ltd			2.45%, 06/30/2020	11,462	11,373
2.38%, 01/15/2020(a)	19,200	19,162	2.80%, 02/17/2021	9,500	9,461
3.00%, 01/15/2022(a)	9,600	9,558	3.60%, 02/17/2023	6,500	6,531
		$28,720	Cisco Systems Inc
Software - 1.30%			2.20%, 02/28/2021	4,750	4,738
Microsoft Corp			4.95%, 02/15/2019	9,500	10,128
1.10%, 08/08/2019	9,500	9,359	Crown Castle Towers LLC
			4.88%, 08/15/2040(a)	8,415	8,965
1.30%, 11/03/2018	4,750	4,743

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2017 (unaudited)

	Principal			(e)	Fair value of these investments is determined in good faith by the Manager
BONDS (continued)	Amount (000's)	Value(000	's)	under procedures established and periodically reviewed by the Board of
Telecommunications (continued)				Directors. Inputs used in the valuation may be unobservable; however, not
Sprint Spectrum Co LLC / Sprint Spectrum Co				all securities are included in Level 3 of the fair value hierarchy. At the end
II LLC / Sprint Spectrum Co III LLC				of the period, the fair value of these securities totaled $24,454 or 0.64% of
3.36%, 03/20/2023(a)	$21,750	$21,777		net assets.
Verizon Communications Inc				(f) Non-Income Producing Security
2.63%, 02/21/2020	13,800	13,977		(g)	Security is Illiquid. At the end of the period, the value of these securities
2.71%, 09/14/2018(b)	4,664	4,769		totaled $0 or 0.00% of net assets.
3.65%, 09/14/2018	8,250	8,515
5.50%, 02/15/2018	4,250	4,433
Vodafone Group PLC
1.63%, 03/20/2017	6,164	6,169		Portfolio Summary (unaudited)
		$110,836		Sector	Percent
Transportation - 0.36%				Financial	29.20%
Ryder System Inc				Asset Backed Securities	24.48%
2.25%, 09/01/2021	4,800	4,698		Consumer, Non-cyclical	7.83%
2.45%, 11/15/2018	8,995	9,077		Government	6.89%
				Utilities	4.76%
		$13,775		Energy	4.67%
Trucking & Leasing - 0.22%				Industrial	4.25%
Penske Truck Leasing Co Lp / PTL Finance				Mortgage Securities	3.90%
Corp				Technology	3.79%
3.75%, 05/11/2017(a)	8,169	8,222
				Communications	3.61%
				Consumer, Cyclical	3.56%
TOTAL BONDS		$3,755,849		Basic Materials	1.78%
U.S. GOVERNMENT & GOVERNMENT	Principal			Investment Companies	1.76%
AGENCY OBLIGATIONS - 0.03%	Amount (000's)	Value(000	's)	Other Assets and Liabilities	(0.48)%
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%				TOTAL NET ASSETS	100.00%
2.66%, 11/01/2021(b)	$3	$3
2.83%, 09/01/2035(b)	79	83
6.00%, 04/01/2017	1	1
6.00%, 05/01/2017	2	2
7.00%, 12/01/2022	86	90
		$179
Federal National Mortgage Association (FNMA) - 0.02%
2.55%, 11/01/2022(b)	2	2
2.66%, 01/01/2035(b)	93	98
2.71%, 02/01/2037(b)	122	129
2.82%, 10/01/2035(b)	250	265
2.84%, 07/01/2034(b)	31	33
2.87%, 08/01/2034(b)	49	52
2.91%, 11/01/2032(b)	42	44
2.95%, 07/01/2034(b)	142	149
3.10%, 02/01/2035(b)	23	25
3.13%, 12/01/2032(b)	53	55
4.17%, 11/01/2035(b)	6	6
5.60%, 04/01/2019(b)	2	2
7.50%, 10/01/2029	3	3
8.00%, 05/01/2027	2	2
10.00%, 05/01/2022	1	1
		$866
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 04/20/2025	1	1
10.00%, 01/15/2019	8	8
		$9
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,054
Total Investments		$3,823,786
Other Assets and Liabilities - (0.48)%			$(18,242)
TOTAL NET ASSETS - 100.00%		$3,805,544

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $983,145 or 25.83% of net assets.
(b)	Variable Rate. Rate shown is in effect at January 31, 2017.
(c)	Security purchased on a when-issued basis.
(d)	Security is an Interest Only Strip

See accompanying notes

     Schedule of Investments SmallCap Fund January 31, 2017 (unaudited)

COMMON STOCKS - 97.45%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Automobile Parts & Equipment - 3.89%				Distribution & Wholesale - 0.65%
Cooper Tire & Rubber Co	252,883	$9,167		SiteOne Landscape Supply Inc (a)	104,420	$4,012
Horizon Global Corp (a)	82,150	1,607
Tenneco Inc	52,870	3,566		Diversified Financial Services - 3.68%
Visteon Corp (a)	108,370	9,707		Enova International Inc (a)	174,470	2,460
		$24,047		Evercore Partners Inc - Class A	83,750	6,486
Banks - 11.66%				Houlihan Lokey Inc	71,920	2,237
Cathay General Bancorp	128,570	4,685		Moelis & Co	61,740	2,105
CenterState Banks Inc	116,020	2,830		Piper Jaffray Cos	24,679	1,740
Central Pacific Financial Corp	206,090	6,457		WageWorks Inc (a)	107,140	7,730
Chemical Financial Corp	37,490	1,853				$22,758
FCB Financial Holdings Inc (a)	103,100	4,840		Electric - 1.97%
First Busey Corp	41,230	1,206		Avista Corp	150,960	5,833
First Merchants Corp	72,230	2,769		Portland General Electric Co	145,990	6,367
First of Long Island Corp/The	45,566	1,235				$12,200
Great Western Bancorp Inc	138,240	5,910		Electrical Components & Equipment - 2.17%
Hanmi Financial Corp	69,180	2,293		Advanced Energy Industries Inc (a)	147,597	8,685
Heartland Financial USA Inc	55,140	2,581		EnerSys	60,430	4,710
IBERIABANK Corp	100,210	8,232				$13,395
Independent Bank Group Inc	18,940	1,177		Electronics - 4.65%
Kearny Financial Corp/MD	192,449	2,935		II-VI Inc (a)	181,950	6,641
PacWest Bancorp	71,640	3,969		Itron Inc (a)	54,400	3,357
Sandy Spring Bancorp Inc	37,420	1,533		SYNNEX Corp	85,000	10,215
TCF Financial Corp	280,820	4,872		Vishay Intertechnology Inc	513,430	8,523
Towne Bank/Portsmouth VA	70,670	2,276				$28,736
Umpqua Holdings Corp	326,930	5,986		Engineering & Construction - 2.14%
Union Bankshares Corp	69,870	2,568		Argan Inc	65,280	4,814
WesBanco Inc	43,790	1,817		EMCOR Group Inc	43,080	3,002
		$72,024		MasTec Inc (a)	144,710	5,391
Biotechnology - 2.20%						$13,207
Acceleron Pharma Inc (a)	33,640	817		Entertainment - 1.99%
Aratana Therapeutics Inc (a)	138,198	1,104		Isle of Capri Casinos Inc (a)	164,128	3,908
Bellicum Pharmaceuticals Inc (a)	24,700	330		Vail Resorts Inc	48,820	8,374
Bluebird Bio Inc (a)	5,125	382				$12,282
Cambrex Corp (a)	54,840	2,876
				Environmental Control - 0.61%
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	95		AquaVenture Holdings Ltd (a)	84,566	1,630
DNIB Unwind Inc - Warrants (a),(b),(c)	17,472	—		Energy Recovery Inc (a)	208,080	2,131
Epizyme Inc (a)	28,590	300
FibroGen Inc (a)	32,570	738				$3,761
Genocea Biosciences Inc (a)	76,470	338		Food - 2.17%
Insmed Inc (a)	69,050	1,020		Cal-Maine Foods Inc	76,453	3,188
Intercept Pharmaceuticals Inc (a)	3,780	415		Dean Foods Co	331,420	6,582
				SUPERVALU Inc (a)	934,360	3,663
MacroGenics Inc (a)	39,850	736
NewLink Genetics Corp (a)	23,870	291				$13,433
Seattle Genetics Inc (a)	16,180	975		Gas - 1.21%
Spark Therapeutics Inc (a)	9,910	625		Southwest Gas Holdings Inc	93,110	7,502
Ultragenyx Pharmaceutical Inc (a)	21,170	1,588
Versartis Inc (a)	66,440	950		Healthcare - Products - 3.48%
				Cynosure Inc (a)	127,310	6,798
		$13,580		ICU Medical Inc (a)	65,060	8,920
Building Materials - 2.57%				K2M Group Holdings Inc (a)	127,300	2,587
Forterra Inc (a)	123,760	2,381
				Nevro Corp (a)	26,900	2,341
NCI Building Systems Inc (a)	221,188	3,539
				STAAR Surgical Co (a)	84,340	835
Universal Forest Products Inc	46,980	4,779
US Concrete Inc (a)	78,642	5,151				$21,481
				Healthcare - Services - 1.33%
		$15,850		HealthSouth Corp	186,120	7,225
Chemicals - 0.68%				Natera Inc (a)	34,360	308
Cabot Corp	75,820	4,198		Teladoc Inc (a)	33,140	663
						$8,196
Commercial Services - 6.27%				Home Builders - 1.02%
ABM Industries Inc	114,820	4,638		Installed Building Products Inc (a)	154,211	6,307
AMN Healthcare Services Inc (a)	70,060	2,512
ICF International Inc (a)	45,130	2,347
Insperity Inc	78,660	5,624		Insurance - 3.63%
K12 Inc (a)	107,470	2,142		American Financial Group Inc/OH	94,960	8,182
Live Nation Entertainment Inc (a)	108,845	3,115		Argo Group International Holdings Ltd	64,159	4,103
				Athene Holding Ltd (a)	29,911	1,404
Navigant Consulting Inc (a)	113,420	2,801
PAREXEL International Corp (a)	108,360	7,682		Employers Holdings Inc	36,563	1,333
Quanta Services Inc (a)	219,600	7,881		James River Group Holdings Ltd	63,500	2,518
				MGIC Investment Corp (a)	458,233	4,880
		$38,742				$22,420
Computers - 2.68%
CACI International Inc (a)	71,420	8,770		Internet - 0.90%
				GoDaddy Inc (a)	155,200	5,545
ExlService Holdings Inc (a)	100,600	4,623
Sykes Enterprises Inc (a)	112,960	3,155
		$16,548

See accompanying notes

     Schedule of Investments SmallCap Fund January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Iron & Steel - 0.82%				Retail (continued)
Steel Dynamics Inc	150,270	$5,081		Tile Shop Holdings Inc	187,620	$3,584
						$22,934
Leisure Products & Services - 0.70%				Savings & Loans - 1.38%
Planet Fitness Inc	205,100	4,315		Oritani Financial Corp	83,170	1,443
				Pacific Premier Bancorp Inc (a)	56,730	2,233
Machinery - Construction & Mining - 0.87%				Provident Financial Services Inc	183,010	4,844
Astec Industries Inc	76,580	5,359				$8,520
				Semiconductors - 0.77%
Machinery - Diversified - 0.34%				Entegris Inc (a)	252,880	4,741
Columbus McKinnon Corp/NY	77,460	2,129
				Software - 4.25%
Metal Fabrication & Hardware - 0.97%				Apptio Inc (a)	97,364	1,347
Atkore International Group Inc (a)	158,033	4,223		Aspen Technology Inc (a)	189,240	10,050
Global Brass & Copper Holdings Inc	53,976	1,789		Atlassian Corp PLC (a)	93,420	2,581
		$6,012		Blackbaud Inc	106,990	7,020
Mining - 0.47%				Blackline Inc (a)	12,310	335
US Silica Holdings Inc	49,640	2,936		Coupa Software Inc (a)	21,453	558
				Manhattan Associates Inc (a)	84,700	4,342
Miscellaneous Manufacturers - 2.11%						$26,233
Barnes Group Inc	98,240	4,729		Telecommunications - 3.04%
Trinseo SA	128,560	8,324		Gigamon Inc (a)	73,880	2,449
		$13,053		NETGEAR Inc (a)	94,360	5,369
Oil & Gas - 3.54%				Plantronics Inc	127,820	7,232
Callon Petroleum Co (a)	238,980	3,652		Quantenna Communications Inc (a)	64,000	1,204
Carrizo Oil & Gas Inc (a)	93,620	3,310		West Corp	103,160	2,504
Jagged Peak Energy Inc (a)	62,323	904				$18,758
Murphy USA Inc (a)	91,050	5,800		TOTAL COMMON STOCKS		$601,995
Oasis Petroleum Inc (a)	223,160	3,156
PDC Energy Inc (a)	43,810	3,239		INVESTMENT COMPANIES - 2.76%	Shares Held	Value (000's)
Rice Energy Inc (a)	91,690	1,818		Money Market Funds - 2.76%
				Goldman Sachs Financial Square Funds -	17,075,807	17,076
		$21,879		Government Fund
Oil & Gas Services - 1.67%
Mammoth Energy Services Inc (a)	162,370	2,923		TOTAL INVESTMENT COMPANIES		$17,076
MRC Global Inc (a)	286,210	5,881
Pioneer Energy Services Corp (a)	239,520	1,509		Total Investments		$619,071
				Other Assets and Liabilities - (0.21)%		$(1,315)
		$10,313		TOTAL NET ASSETS - 100.00%		$617,756
Packaging & Containers - 0.62%
Graphic Packaging Holding Co	305,990	3,828
				(a) Non-Income Producing Security
Pharmaceuticals - 4.33%				(b)		Security is Illiquid. At the end of the period, the value of these securities
Array BioPharma Inc (a)	129,570	1,409		totaled $95 or 0.02% of net assets.
Concert Pharmaceuticals Inc (a)	39,970	354		(c)		Fair value of these investments is determined in good faith by the Manager
DexCom Inc (a)	9,210	729		under procedures established and periodically reviewed by the Board of
Nektar Therapeutics (a)	100,050	1,212		Directors. Inputs used in the valuation may be unobservable; however, not
Neurocrine Biosciences Inc (a)	15,530	666		all securities are included in Level 3 of the fair value hierarchy. At the end
Portola Pharmaceuticals Inc (a)	16,960	462		of the period, the fair value of these securities totaled $95 or 0.02% of net
PRA Health Sciences Inc (a)	165,990	9,725		assets.
Prestige Brands Holdings Inc (a)	166,820	8,801
ProQR Therapeutics NV (a)	23,625	92
Revance Therapeutics Inc (a)	26,863	537
SCYNEXIS Inc (a)	73,560	222		Portfolio Summary (unaudited)
TESARO Inc (a)	8,960	1,459		Sector		Percent
Vanda Pharmaceuticals Inc (a)	74,725	1,057		Financial		26.66%
		$26,725		Consumer, Non-cyclical		19.78%
REITS - 6.31%				Industrial		17.05%
American Homes 4 Rent	95,822	2,135		Consumer, Cyclical		11.96%
Armada Hoffler Properties Inc	228,640	3,150		Technology		7.70%
CYS Investments Inc	96,927	734		Energy		5.21%
First Industrial Realty Trust Inc	278,790	7,207		Communications		3.94%
Highwoods Properties Inc	133,450	6,861		Utilities		3.18%
Mack-Cali Realty Corp	271,040	7,594		Investment Companies		2.76%
MedEquities Realty Trust Inc	57,246	624		Basic Materials		1.97%
Monmouth Real Estate Investment Corp	104,490	1,525		Other Assets and Liabilities		(0.21)%
National Storage Affiliates Trust	207,630	4,620		TOTAL NET ASSETS		100.00%
Summit Hotel Properties Inc	284,570	4,505
		$38,955
Retail - 3.71%
At Home Group Inc (a)	185,670	2,830
Big 5 Sporting Goods Corp	77,110	1,187
Caleres Inc	274,840	8,451
GMS Inc (a)	107,388	3,204
Michaels Cos Inc/The (a)	186,960	3,678

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2017 (unaudited)

COMMON STOCKS - 94.96%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.00%				Banks (continued)
MDC Partners Inc	3,251	$21		Eagle Bancorp Inc (a)	3,330	$204
				FCB Financial Holdings Inc (a)	104,134	4,889
Aerospace & Defense - 1.14%				First Connecticut Bancorp Inc/Farmington CT	827	19
Aerojet Rocketdyne Holdings Inc (a)	4,080	74		First Financial Bankshares Inc	5,662	241
Aerovironment Inc (a)	730	19		First Foundation Inc (a)	1,884	27
Astronics Corp (a)	3,681	121		Franklin Financial Network Inc (a)	588	23
Curtiss-Wright Corp	6,666	654		HarborOne Bancorp Inc (a)	305	6
HEICO Corp	123,075	9,470		Heritage Commerce Corp	974	14
Kaman Corp	322	16		Home BancShares Inc/AR	24,127	650
KLX Inc (a)	76,550	3,750		IBERIABANK Corp	28,410	2,334
Kratos Defense & Security Solutions Inc (a)	278,507	2,295		Live Oak Bancshares Inc	27,115	554
Moog Inc (a)	1,611	106		National Bank Holdings Corp	4,631	151
National Presto Industries Inc	169	18		Opus Bank	141,347	2,877
Teledyne Technologies Inc (a)	2,367	291		Paragon Commercial Corp (a)	94	4
		$16,814		Park Sterling Corp	3,280	38
Agriculture - 0.01%				Pinnacle Financial Partners Inc	778	52
Alico Inc	261	7		PrivateBancorp Inc	44,120	2,412
Limoneira Co	2,267	39		Prosperity Bancshares Inc	87,723	6,371
Turning Point Brands Inc (a)	1,289	17		Provident Bancorp Inc (a)	345	7
Vector Group Ltd	5,670	125		ServisFirst Bancshares Inc	6,496	260
				Signature Bank/New York NY (a)	31,786	5,007
		$188		SVB Financial Group (a)	36,407	6,270
Airlines - 0.37%				Texas Capital Bancshares Inc (a)	517	43
Allegiant Travel Co	1,870	322
Hawaiian Holdings Inc (a)	10,955	558		Union Bankshares Inc/Morrisville VT	615	26
Spirit Airlines Inc (a)	84,522	4,567		Veritex Holdings Inc (a)	562	15
				Western Alliance Bancorp (a)	140,515	6,939
		$5,447
Apparel - 0.32%				Western New England Bancorp Inc	1,316	13
Columbia Sportswear Co	5,977	325		Wintrust Financial Corp	31,610	2,263
				Xenith Bankshares Inc (a)	250	7
Deckers Outdoor Corp (a)	1,455	84
Oxford Industries Inc	2,106	116				$57,745
Sequential Brands Group Inc (a)	272,839	1,263		Beverages - 0.04%
Steven Madden Ltd (a)	76,039	2,677		Boston Beer Co Inc/The (a)	1,230	189
Superior Uniform Group Inc	1,742	29		Coca-Cola Bottling Co Consolidated	896	151
				Farmer Brothers Co (a)	1,559	54
Weyco Group Inc	326	9
Wolverine World Wide Inc	5,612	132		MGP Ingredients Inc	2,251	96
		$4,635		National Beverage Corp	2,237	112
				Primo Water Corp (a)	4,073	53
Automobile Manufacturers - 0.01%
Blue Bird Corp (a)	736	13				$655
Navistar International Corp (a)	417	11		Biotechnology - 4.39%
				Acceleron Pharma Inc (a)	77,097	1,872
Wabash National Corp	7,810	138		Achillion Pharmaceuticals Inc (a)	21,507	90
		$162		Acorda Therapeutics Inc (a)	1,067	22
Automobile Parts & Equipment - 0.18%				Aduro Biotech Inc (a)	6,377	76
American Axle & Manufacturing Holdings Inc(a)	18,010	367		Advaxis Inc (a)	6,407	57

				Aevi Genomic Medicine Inc (a)	4,858	23
Cooper-Standard Holdings Inc (a)	3,253	343
				Agenus Inc (a)	10,721	43
Dorman Products Inc (a)	5,830	402
				Alder Biopharmaceuticals Inc (a)	299,634	6,158
Douglas Dynamics Inc	3,679	124		AMAG Pharmaceuticals Inc (a)	1,884	45
Gentherm Inc (a)	5,053	179
				Anavex Life Sciences Corp (a)	5,745	26
Horizon Global Corp (a)	3,681	72
				ANI Pharmaceuticals Inc (a)	1,529	92
Metaldyne Performance Group Inc	2,054	49		Applied Genetic Technologies Corp/DE (a)	37,800	274
Miller Industries Inc/TN	458	12		Aptevo Therapeutics Inc (a)	2,889	6
Motorcar Parts of America Inc (a)	3,158	83
				Aratana Therapeutics Inc (a)	6,251	50
Standard Motor Products Inc	3,719	186		Ardelyx Inc (a)	909	11
Supreme Industries Inc	1,792	33		Arena Pharmaceuticals Inc (a)	44,702	69
Tenneco Inc	11,517	777		Argos Therapeutics Inc (a)	2,575	12
Unique Fabricating Inc	1,716	22		ARIAD Pharmaceuticals Inc (a)	134,952	3,214
		$2,649		Arrowhead Pharmaceuticals Inc (a)	9,937	19
Banks - 3.92%				Asterias Biotherapeutics Inc (a)	3,991	17
Allegiance Bancshares Inc (a)	394	13
				Asterias Biotherapeutics Inc - Warrants (a)	354	—
Ameris Bancorp	3,505	158		Atara Biotherapeutics Inc (a)	237	3
Bank of the Ozarks Inc	143,151	7,854		Athersys Inc (a)	12,595	14
Bankwell Financial Group Inc	393	12		Audentes Therapeutics Inc (a)	97,924	1,598
Blue Hills Bancorp Inc	653	12		Bellicum Pharmaceuticals Inc (a)	2,462	33
BNC Bancorp	487	17		BioCryst Pharmaceuticals Inc (a)	10,765	68
Capital Bank Financial Corp	1,421	56		BioTime Inc (a)	12,430	39
Cardinal Financial Corp	1,291	40		Bluebird Bio Inc (a)	10,604	790
Cass Information Systems Inc	1,320	87		Blueprint Medicines Corp (a)	3,631	124
Chemical Financial Corp	5,115	253		Cambrex Corp (a)	7,256	381
CoBiz Financial Inc	846	15		Cellular Biomedicine Group Inc (a)	1,487	18
ConnectOne Bancorp Inc	216,815	5,355		Charles River Laboratories International Inc(a)	146,325	11,823
County Bancorp Inc	844	23
CU Bancorp (a)	602	22
				ChemoCentryx Inc (a)	4,193	30
Customers Bancorp Inc (a)	61,314	2,112
				ChromaDex Corp (a)	6,893	19

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Biotechnology (continued)				Biotechnology (continued)
Clearside Biomedical Inc (a)	1,792	$13		Versartis Inc (a)	311	$4
Curis Inc (a)	19,947	57		XBiotech Inc (a)	3,077	35
Cytokinetics Inc (a)	5,958	62		ZIOPHARM Oncology Inc (a)	22,373	132
CytomX Therapeutics Inc (a)	3,594	42				$64,649
CytRx Corp (a)	11,197	5		Building Materials - 2.08%
Dermira Inc (a)	4,680	138		AAON Inc	5,598	190
Dimension Therapeutics Inc (a)	864	2		Apogee Enterprises Inc	120,387	6,872
Dynavax Technologies Corp (a)	6,972	29		Boise Cascade Co (a)	4,652	115
Edge Therapeutics Inc (a)	1,239	12		Builders FirstSource Inc (a)	11,718	126
Editas Medicine Inc (a)	1,208	21		Caesarstone Ltd (a)	4,467	136
Eiger BioPharmaceuticals Inc (a)	609	7		Continental Building Products Inc (a)	6,822	159
Emergent BioSolutions Inc (a)	6,006	182		Gibraltar Industries Inc (a)	5,365	236
Endocyte Inc (a)	2,506	6		Headwaters Inc (a)	10,151	235
Enzo Biochem Inc (a)	8,095	54		JELD-WEN Holding Inc (a)	16,160	437
Epizyme Inc (a)	5,050	53		Louisiana-Pacific Corp (a)	28,258	541
Exact Sciences Corp (a)	19,748	374		Masonite International Corp (a)	69,791	4,648
Exelixis Inc (a)	216,109	3,916		NCI Building Systems Inc (a)	5,239	84
FibroGen Inc (a)	9,693	220		Patrick Industries Inc (a)	3,620	296
Five Prime Therapeutics Inc (a)	1,105	51		PGT Innovations Inc (a)	9,046	104
Flex Pharma Inc (a)	1,923	8		Ply Gem Holdings Inc (a)	4,387	71
Fortress Biotech Inc (a)	5,998	15		Quanex Building Products Corp	790	16
Foundation Medicine Inc (a)	2,369	46		Simpson Manufacturing Co Inc	8,921	388
Galena Biopharma Inc (a)	1,587	3		Summit Materials Inc (a)	254,685	6,392
Geron Corp (a)	27,525	57		Trex Co Inc (a)	81,752	5,537
GlycoMimetics Inc (a)	1,802	10		Universal Forest Products Inc	3,903	397
Halozyme Therapeutics Inc (a)	20,044	231		US Concrete Inc (a)	54,813	3,590
Idera Pharmaceuticals Inc (a)	17,303	24				$30,570
ImmunoGen Inc (a)	15,101	35		Chemicals - 1.00%
Immunomedics Inc (a)	16,365	74		Aceto Corp	5,026	96
Infinity Pharmaceuticals Inc (a)	8,458	17		Balchem Corp	6,173	526
Innoviva Inc (a)	10,147	108		Chemours Co/The	31,127	822
Inovio Pharmaceuticals Inc (a)	11,885	78		Chemtura Corp (a)	4,512	149
Insmed Inc (a)	177,595	2,623		Codexis Inc (a)	6,701	32
Intellia Therapeutics Inc (a)	1,229	16		Ferro Corp (a)	11,532	163
Intercept Pharmaceuticals Inc (a)	13,923	1,528		GCP Applied Technologies Inc (a)	8,403	226
Karyopharm Therapeutics Inc (a)	889	9		Hawkins Inc	484	26
Kite Pharma Inc (a)	7,271	371		HB Fuller Co	10,799	533
Lexicon Pharmaceuticals Inc (a)	7,779	111		Ingevity Corp (a)	4,799	267
Ligand Pharmaceuticals Inc (a)	3,534	375		Innophos Holdings Inc	4,640	226
Lion Biotechnologies Inc (a)	10,172	74		Innospec Inc	33,621	2,399
Loxo Oncology Inc (a)	2,347	92		KMG Chemicals Inc	1,000	37
MacroGenics Inc (a)	81,352	1,503		Koppers Holdings Inc (a)	3,181	129
Medicines Co/The (a)	104,567	3,769		Landec Corp (a)	1,603	20
Merrimack Pharmaceuticals Inc (a)	13,294	41		Minerals Technologies Inc	4,292	344
Momenta Pharmaceuticals Inc (a)	2,744	52		OMNOVA Solutions Inc (a)	5,553	51
Myriad Genetics Inc (a)	12,403	201		PolyOne Corp	216,985	7,401
NeoGenomics Inc (a)	157,584	1,270		Quaker Chemical Corp	2,375	305
NewLink Genetics Corp (a)	2,905	35		Rayonier Advanced Materials Inc	5,205	71
Novavax Inc (a)	48,096	63		Sensient Technologies Corp	6,210	477
OncoMed Pharmaceuticals Inc (a)	3,794	31		Stepan Co	1,324	103
Organovo Holdings Inc (a)	17,640	65		Univar Inc (a)	10,325	308
Otonomy Inc (a)	114,470	1,677		Valhi Inc	1,040	3
OvaScience Inc (a)	745	1
Pacific Biosciences of California Inc (a)	15,553	75				$14,714
				Commercial Services - 5.82%
Pfenex Inc(a)	3,008	24		Advisory Board Co/The (a)	5,720	260
PharmAthene Inc	10,318	32		Alarm.com Holdings Inc (a)	92,853	2,516
Prothena Corp PLC (a)	67,310	3,296		Albany Molecular Research Inc (a)	104,074	1,915
Puma Biotechnology Inc (a)	5,130	166		AMN Healthcare Services Inc (a)	6,652	238
Rigel Pharmaceuticals Inc (a)	14,692	31
(a)				Barrett Business Services Inc	1,437	86
Sage Therapeutics Inc	67,539	3,241		Bright Horizons Family Solutions Inc (a)	291,322	20,643
Sangamo Therapeutics Inc (a)	12,146	43
Second Sight Medical Products Inc (a)	4,063	6		Brink's Co/The	6,368	283
(a)				Capella Education Co	2,786	238
Selecta Biosciences Inc	729	10		Cardtronics PLC (a)	10,269	561
Spark Therapeutics Inc (a)	3,544	223		Care.com Inc (a)	3,619	31
Spectrum Pharmaceuticals Inc (a)	4,154	19
Stemline Therapeutics Inc (a)	438	4		Carriage Services Inc	2,685	70
				CEB Inc	4,554	348
Syndax Pharmaceuticals Inc(a)	394	3		Cimpress NV (a)	64,372	5,432
Synthetic Biologics Inc (a)	17,799	15
				Collectors Universe Inc	1,743	36
Theravance Biopharma Inc(a)	5,559	167		CoreLogic Inc/United States (a)	106,021	3,739
Tobira Therapeutics Inc - Rights (a),(b),(c)	1,559	17		CorVel Corp (a)	1,974	76
Tokai Pharmaceuticals Inc (a)	1,744	2		CoStar Group Inc (a)	33,536	6,778
Trovagene Inc (a)	4,551	9
				CPI Card Group Inc	2,579	12
Ultragenyx Pharmaceutical Inc(a)	134,534	10,092		Cross Country Healthcare Inc (a)	6,402	93
Veracyte Inc (a)	4,031	30

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Commercial Services (continued)				Computers (continued)
Deluxe Corp	10,048	$732		Silver Spring Networks Inc (a)	7,179	$92
EVERTEC Inc	15,859	270		Stratasys Ltd (a)	3,097	61
Forrester Research Inc	2,080	85		Super Micro Computer Inc (a)	4,429	117
Franklin Covey Co (a)	1,836	32		Syntel Inc	6,098	128
FTI Consulting Inc (a)	2,041	86		TeleTech Holdings Inc	3,312	98
Global Payments Inc	47,542	3,674		Tessera Holding Corp	7,607	344
Grand Canyon Education Inc (a)	9,482	559		Unisys Corp (a)	6,528	84
Great Lakes Dredge & Dock Corp (a)	1,497	8		USA Technologies Inc (a)	6,131	26
Green Dot Corp (a)	4,061	109		Varonis Systems Inc (a)	103,041	3,081
Hackett Group Inc/The	4,652	76		Virtusa Corp (a)	5,159	131
Healthcare Services Group Inc	194,914	7,747		Vocera Communications Inc (a)	209,551	4,348
HealthEquity Inc (a)	9,828	455				$49,614
HMS Holdings Corp (a)	19,606	356		Consumer Products - 0.05%
Huron Consulting Group Inc (a)	1,814	82		Central Garden & Pet Co (a)	512	17
INC Research Holdings Inc (a)	9,060	480		Central Garden & Pet Co - A Shares (a)	2,291	70
Information Services Group Inc (a)	7,241	24		Helen of Troy Ltd (a)	3,953	369
Insperity Inc	2,197	157		WD-40 Co	1,962	206
Kforce Inc	4,721	109				$662
Korn/Ferry International	4,746	138		Cosmetics & Personal Care - 0.19%
Landauer Inc	1,922	99		Avon Products Inc (a)	23,464	138
LendingTree Inc (a)	45,065	5,042		elf Beauty Inc (a)	102,576	2,560
Liberty Tax Inc	1,438	19		Inter Parfums Inc	1,575	54
LifeLock Inc (a)	11,848	284		Revlon Inc (a)	783	26
Matthews International Corp	55,632	3,753				$2,778
Medifast Inc	2,078	88		Distribution & Wholesale - 1.80%
Monro Muffler Brake Inc	4,447	266		Beacon Roofing Supply Inc (a)	8,421	369
National Research Corp	1,858	32		Core-Mark Holding Co Inc	144,896	5,061
Neff Corp (a)	1,286	20		G-III Apparel Group Ltd (a)	4,762	125
Nutrisystem Inc	139,932	4,625		H&E Equipment Services Inc	249,815	6,460
On Assignment Inc (a)	7,132	323
				Pool Corp	58,130	6,136
PAREXEL International Corp(a)	7,344	521		SiteOne Landscape Supply Inc (a)	217,509	8,357
Patriot National Inc	2,051	9		Triton International Ltd/Bermuda	1,539	37
Paylocity Holding Corp (a)	176,842	5,457		Veritiv Corp (a)	194	11
Quad/Graphics Inc	3,055	80				$26,556
ServiceSource International Inc (a)	7,730	41
Sotheby's (a)	3,962	157		Diversified Financial Services - 1.83%
				Altisource Portfolio Solutions SA (a)	2,290	65
SP Plus Corp (a)	3,309	92
Strayer Education Inc (a)	970	79		BGC Partners Inc	44,643	494
				Blackhawk Network Holdings Inc (a)	11,142	398
Team Health Holdings Inc (a)	9,558	415
Team Inc (a)	41,584	1,397		Cohen & Steers Inc	3,946	138
				Cowen Group Inc (a)	334	5
Travelport Worldwide Ltd	11,916	171		Diamond Hill Investment Group Inc	579	117
TriNet Group Inc (a)	5,837	148
				Ellie Mae Inc (a)	85,731	7,093
TrueBlue Inc (a)	366	9
Vectrus Inc (a)	653	15		Evercore Partners Inc - Class A	8,027	622
				Financial Engines Inc	7,583	292
Viad Corp	3,720	163
Weight Watchers International Inc (a)	5,115	64		GAIN Capital Holdings Inc	1,285	10
WEX Inc (a)	32,433	3,708		GAMCO Investors Inc	306	9
				Greenhill & Co Inc	3,818	113
		$85,611		Hennessy Advisors Inc	641	18
Computers - 3.37%				Houlihan Lokey Inc	124,553	3,874
3D Systems Corp (a)	14,974	247
				Investment Technology Group Inc	1,045	21
Agilysys Inc(a)	496	5		LendingClub Corp (a)	20,190	125
Barracuda Networks Inc (a)	4,513	106
Carbonite Inc (a)	3,916	68		Medley Management Inc	1,161	11
				Moelis & Co	73,062	2,492
Convergys Corp	6,238	155		Nationstar Mortgage Holdings Inc (a)	2,856	52
Cray Inc (a)	7,387	127
				OM Asset Management PLC	5,132	72
Diebold Nixdorf Inc	3,124	85		Pzena Investment Management Inc	2,594	26
Electronics For Imaging Inc (a)	80,377	3,613		Regional Management Corp (a)	357	9
EPAM Systems Inc (a)	83,196	5,354
				Silvercrest Asset Management Group Inc	1,616	22
ExlService Holdings Inc(a)	4,537	208		Stifel Financial Corp (a)	102,444	5,156
Genpact Ltd	345,396	8,524		Virtu Financial Inc	4,305	75
Globant SA (a)	4,902	162
				Waddell & Reed Financial Inc	1,067	19
Immersion Corp(a)	2,092	22		WageWorks Inc (a)	73,416	5,296
KEYW Holding Corp/The (a)	86,203	863
Lumentum Holdings Inc (a)	111,480	4,231		Westwood Holdings Group Inc	1,531	86
				WisdomTree Investments Inc	15,929	164
MAXIMUS Inc	134,227	7,402				$26,874
Mercury Systems Inc (a)	237,683	8,014
Mitek Systems Inc (a)	6,391	42		Electric - 0.03%
				EnerNOC Inc (a)	4,386	25
MTS Systems Corp	4,266	248		MGE Energy Inc	3,301	210
NeuStar Inc (a)	6,144	204
Nimble Storage Inc (a)	11,472	98		Ormat Technologies Inc	3,691	198
Nutanix Inc (a)	14,185	429		Spark Energy Inc	1,053	28
Qualys Inc (a)	3,769	135				$461
Radisys Corp (a)	7,329	32		Electrical Components & Equipment - 0.89%
				Advanced Energy Industries Inc (a)	132,044	7,770
Science Applications International Corp	8,963	730

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Electrical Components & Equipment (continued)				Environmental Control (continued)
Belden Inc	8,820	$674		Heritage-Crystal Clean Inc (a)	1,740	$26
EnerSys	3,331	260		MSA Safety Inc	2,935	209
Generac Holdings Inc (a)	74,103	2,983		Tetra Tech Inc	166,504	7,276
General Cable Corp	6,230	126		US Ecology Inc	3,080	158
Insteel Industries Inc	3,402	126		Waste Connections Inc	244,493	19,633
Littelfuse Inc	4,544	717				$29,711
Novanta Inc (a)	2,047	46		Food - 0.91%
Universal Display Corp (a)	5,853	386		Amplify Snack Brands Inc (a)	5,368	52
		$13,088		B&G Foods Inc	13,166	584
Electronics - 1.86%				Calavo Growers Inc	3,442	190
Allied Motion Technologies Inc	1,338	30		Cal-Maine Foods Inc	3,344	140
Applied Optoelectronics Inc (a)	86,700	2,667		Chefs' Warehouse Inc/The (a)	248,863	4,156
Badger Meter Inc	6,910	266		Darling Ingredients Inc (a)	11,942	143
Brady Corp	8,434	307		Dean Foods Co	10,747	214
Coherent Inc (a)	16,583	2,615		Fairway Group Holdings Corp (a),(c)	4,759	—
ESCO Technologies Inc	161,682	9,410		Fresh Del Monte Produce Inc	1,207	69
FARO Technologies Inc (a)	972	36		J&J Snack Foods Corp	2,110	269
Fluidigm Corp (a)	5,808	37		John B Sanfilippo & Son Inc	567	37
II-VI Inc (a)	2,291	84		Lancaster Colony Corp	3,777	495
Itron Inc (a)	7,474	461		Lifeway Foods Inc (a)	952	10
Mesa Laboratories Inc	566	67		Performance Food Group Co (a)	5,188	115
Methode Electronics Inc	8,257	347		Tootsie Roll Industries Inc	3,264	122
NVE Corp	528	41		TreeHouse Foods Inc (a)	89,692	6,806
Rogers Corp (a)	2,205	176				$13,402
Sparton Corp (a)	401	9		Food Service - 0.28%
Stoneridge Inc (a)	5,351	88		AdvancePierre Foods Holdings Inc	150,606	4,173
TASER International Inc (a)	7,347	184
Watts Water Technologies Inc	3,620	239		Forest Products & Paper - 0.04%
Woodward Inc	147,233	10,253		Clearwater Paper Corp (a)	2,350	148
ZAGG Inc (a)	1,196	8		Deltic Timber Corp (b)	1,965	149
		$27,325		Neenah Paper Inc	2,300	189
Energy - Alternate Sources - 0.01%				Orchids Paper Products Co	1,774	48
Pattern Energy Group Inc	7,362	145		Schweitzer-Mauduit International Inc	2,838	126
Renewable Energy Group Inc (a)	636	6				$660
TPI Composites Inc (a)	351	7		Gas - 0.01%
		$158		Chesapeake Utilities Corp	231	15
Engineering & Construction - 1.24%				New Jersey Resources Corp	942	36
Argan Inc	3,505	258		Southwest Gas Holdings Inc	1,258	101
Comfort Systems USA Inc	5,139	174		WGL Holdings Inc	733	60
Dycom Industries Inc (a)	136,664	11,023				$212
EMCOR Group Inc	2,887	201		Hand & Machine Tools - 0.48%
Exponent Inc	3,592	208		Franklin Electric Co Inc	9,432	381
Granite Construction Inc	6,097	342		Lincoln Electric Holdings Inc	79,815	6,654
Hill International Inc (a)	2,871	15		Milacron Holdings Corp (a)	2,317	38
IES Holdings Inc (a)	1,723	34				$7,073
MasTec Inc (a)	13,924	519		Healthcare - Products - 4.38%
Mistras Group Inc (a)	3,462	80		Abaxis Inc	3,038	155
NV5 Global Inc (a)	10,557	430		Accelerate Diagnostics Inc (a)	4,296	90
Orion Group Holdings Inc (a)	1,392	15		Accuray Inc (a)	16,170	93
Primoris Services Corp	28,906	718		Align Technology Inc (a)	52,017	4,769
TopBuild Corp (a)	720	27		Analogic Corp	1,033	80
Tutor Perini Corp (a)	139,689	4,163		AtriCure Inc (a)	96,625	1,572
		$18,207		Atrion Corp	265	130
Entertainment - 1.76%				Avinger Inc (a)	3,616	9
AMC Entertainment Holdings Inc	456	15		AxoGen Inc (a)	5,722	62
Churchill Downs Inc	26,921	3,859		BioTelemetry Inc (a)	5,374	124
Eldorado Resorts Inc (a)	5,172	80		Cantel Medical Corp	7,497	580
Golden Entertainment Inc	865	10		Cardiovascular Systems Inc (a)	6,127	151
IMAX Corp (a)	228,462	7,448		Cerus Corp (a)	16,683	71
Isle of Capri Casinos Inc (a)	4,886	116		ConforMIS Inc (a)	7,166	60
Marriott Vacations Worldwide Corp	195	17		CryoLife Inc (a)	4,278	81
National CineMedia Inc	267,589	3,923		Cutera Inc (a)	2,667	49
Penn National Gaming Inc (a)	182,220	2,511		Cynosure Inc (a)	3,284	175
Pinnacle Entertainment Inc (a)	1,195	18		Endologix Inc (a)	15,530	107
Reading International Inc (a)	1,095	18		Entellus Medical Inc (a)	1,788	31
Red Rock Resorts Inc	5,838	137		GenMark Diagnostics Inc (a)	8,497	103
Scientific Games Corp (a)	9,861	168		Genomic Health Inc (a)	3,464	95
SeaWorld Entertainment Inc	9,299	168		Glaukos Corp (a)	152,602	6,291
Vail Resorts Inc	43,410	7,447		Globus Medical Inc (a)	9,708	256
		$25,935		Henry Schein Inc (a)	44,543	7,121
Environmental Control - 2.02%				ICU Medical Inc (a)	2,369	325
Advanced Disposal Services Inc (a)	105,404	2,341		IDEXX Laboratories Inc (a)	65,819	8,052
Energy Recovery Inc (a)	6,639	68		Inogen Inc (a)	4,092	263

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products (continued)				Home Builders - 0.49%
Insulet Corp (a)	8,079	$336		Cavco Industries Inc (a)	1,616	$159
Integer Holdings Corp (a)	77,034	2,496		Century Communities Inc (a)	606	14
Integra LifeSciences Holdings Corp (a)	12,890	538		Installed Building Products Inc (a)	117,416	4,802
Intersect ENT Inc (a)	5,198	70		KB Home	2,521	41
InVivo Therapeutics Holdings Corp (a)	6,477	31		LGI Homes Inc (a)	2,837	88
iRadimed Corp (a)	1,506	14		M/I Homes Inc (a)	1,126	28
iRhythm Technologies Inc (a)	18,292	597		MDC Holdings Inc	2,134	58
IRIDEX Corp (a)	1,809	25		Meritage Homes Corp (a)	45,890	1,686
K2M Group Holdings Inc (a)	175,832	3,573		PICO Holdings Inc (a)	538	8
LeMaitre Vascular Inc	2,905	66		Taylor Morrison Home Corp (a)	5,959	116
Luminex Corp (a)	3,423	69		TRI Pointe Group Inc (a)	1,213	15
Masimo Corp (a)	8,650	636		UCP Inc (a)	708	8
Meridian Bioscience Inc	7,113	93		Winnebago Industries Inc	6,959	218
Merit Medical Systems Inc (a)	5,641	143				$7,241
MiMedx Group Inc (a)	18,637	151		Home Furnishings - 0.20%
NanoString Technologies Inc (a)	3,209	58		American Woodmark Corp (a)	3,300	235
Natus Medical Inc (a)	8,166	319		Bassett Furniture Industries Inc	1,288	36
Nevro Corp (a)	87,587	7,621		Ethan Allen Interiors Inc	3,422	100
Novadaq Technologies Inc (a)	155,384	1,050		Hooker Furniture Corp	426	14
NuVasive Inc (a)	10,150	718		iRobot Corp (a)	6,197	375
NxStage Medical Inc (a)	8,822	237		La-Z-Boy Inc	6,037	173
OraSure Technologies Inc (a)	11,104	98		Select Comfort Corp (a)	6,457	130
Orthofix International NV (a)	3,438	124		Tempur Sealy International Inc (a)	39,763	1,710
Oxford Immunotec Global PLC (a)	4,524	61		Universal Electronics Inc (a)	1,961	117
Penumbra Inc (a)	96,207	6,884				$2,890
Quidel Corp (a)	4,935	94		Housewares - 0.00%
Repligen Corp (a)	6,247	188		Libbey Inc	770	13
Spectranetics Corp/The (a)	5,921	153
STAAR Surgical Co (a)	8,088	80		Insurance - 0.17%
Surmodics Inc (a)	2,615	63		AMERISAFE Inc	3,505	221
T2 Biosystems Inc (a)	2,570	14		Atlas Financial Holdings Inc (a)	1,210	21
Tactile Systems Technology Inc (a)	1,084	17		Crawford & Co	2,536	31
Tandem Diabetes Care Inc (a)	4,286	10		Essent Group Ltd (a)	15,892	549
TransEnterix Inc (a)	2,847	4		Kinsale Capital Group Inc	260	8
Utah Medical Products Inc	735	46		Maiden Holdings Ltd	5,632	100
Vascular Solutions Inc (a)	4,450	249		National General Holdings Corp	7,773	190
Zeltiq Aesthetics Inc (a)	150,102	6,656		Primerica Inc	9,473	715
		$64,477		RLI Corp	6,207	369
Healthcare - Services - 1.22%				State National Cos Inc	986	13
AAC Holdings Inc (a)	2,696	21		Third Point Reinsurance Ltd (a)	1,201	14
Addus HomeCare Corp (a)	479	16		United Insurance Holdings Corp	2,534	35
Adeptus Health Inc (a)	3,384	24		Universal Insurance Holdings Inc	6,291	164
Air Methods Corp (a)	8,336	298				$2,430
Almost Family Inc (a)	605	29		Internet - 6.59%
Amedisys Inc (a)	3,875	178		1-800-Flowers.com Inc (a)	1,930	17
American Renal Associates Holdings Inc (a)	1,877	36		8x8 Inc (a)	376,878	5,974
Chemed Corp	3,446	572		Autobytel Inc (a)	690	9
Civitas Solutions Inc (a)	3,234	59		Blucora Inc (a)	2,080	31
Ensign Group Inc/The	6,615	135		Blue Nile Inc	2,227	91
Envision Healthcare Corp (a)	75,877	5,160		Boingo Wireless Inc (a)	4,296	50
Genesis Healthcare Inc (a)	5,617	23		ChannelAdvisor Corp (a)	143,130	1,982
HealthSouth Corp	18,087	702		Chegg Inc (a)	444,884	3,199
ICON PLC (a)	63,644	5,350		Cogent Communications Holdings Inc	423,429	17,699
Invitae Corp (a)	5,148	43		comScore Inc (a)	99,812	3,349
Laboratory Corp of America Holdings (a)	16,350	2,194		Corindus Vascular Robotics Inc (a)	12,273	7
LHC Group Inc (a)	369	19		DHI Group Inc (a)	9,946	57
Magellan Health Inc (a)	4,062	304		Endurance International Group Holdings Inc(a)	11,353	87
Medpace Holdings Inc (a)	1,300	45
Molina Healthcare Inc (a)	6,636	376		ePlus Inc (a)	906	102
Natera Inc (a)	4,589	41		Etsy Inc (a)	14,769	186
Nobilis Health Corp (a)	3,493	8		Expedia Inc	38,229	4,648
Providence Service Corp/The (a)	2,581	100		Global Eagle Entertainment Inc (a)	755,262	4,652
Quorum Health Corp (a)	6,567	58		GrubHub Inc (a)	122,774	5,101
RadNet Inc (a)	7,945	46		HealthStream Inc (a)	4,975	114
Select Medical Holdings Corp (a)	6,766	84		Imperva Inc (a)	99,204	4,142
Surgery Partners Inc (a)	2,349	43		Liberty Ventures (a)	77,597	3,387
Surgical Care Affiliates Inc (a)	3,755	212		Lionbridge Technologies Inc (a)	12,233	70
Teladoc Inc (a)	83,168	1,664		MakeMyTrip Ltd (a)	90,895	3,036
US Physical Therapy Inc	2,331	164		MeetMe Inc (a)	8,551	42
		$18,004		Mimecast Ltd (a)	137,606	2,926
Holding Companies - Diversified - 0.03%				New Media Investment Group Inc	1,901	29
HRG Group Inc (a)	25,203	424		NIC Inc	15,861	382
				Overstock.com Inc (a)	2,801	47

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Internet (continued)				Media (continued)
Pandora Media Inc (a)	246,281	$3,202		MSG Networks Inc (a)	6,588	$153
Perficient Inc (a)	4,945	88		Nexstar Media Group Inc	78,115	5,108
Proofpoint Inc (a)	178,743	14,328		Radio One Inc (a)	5,958	18
Q2 Holdings Inc (a)	224,514	7,128		Sinclair Broadcast Group Inc	13,985	472
Quotient Technology Inc (a)	11,911	127		TiVo Corp	5,013	95
Reis Inc	1,413	28		Townsquare Media Inc (a)	904	10
RingCentral Inc (a)	344,690	8,048		tronc Inc (a)	3,445	46
Rubicon Project Inc/The (a)	4,180	35		Value Line Inc	418	7
Shutterfly Inc (a)	7,519	386				$11,852
Shutterstock Inc (a)	5,707	307		Metal Fabrication & Hardware - 0.62%
Stamps.com Inc (a)	3,710	451		Advanced Drainage Systems Inc	6,676	161
TechTarget Inc (a)	1,892	17		Atkore International Group Inc (a)	1,601	43
TrueCar Inc (a)	10,338	136		Global Brass & Copper Holdings Inc	3,684	122
VASCO Data Security International Inc (a)	5,108	78		Lawson Products Inc/DE (a)	990	26
Wayfair Inc (a)	4,369	182		Mueller Industries Inc	5,598	225
Web.com Group Inc (a)	8,263	157		Mueller Water Products Inc - Class A	21,880	295
WebMD Health Corp (a)	8,365	417		RBC Bearings Inc (a)	69,233	6,413
XO Group Inc (a)	4,994	94		Rexnord Corp (a)	12,922	285
Zendesk Inc (a)	11,322	271		Sun Hydraulics Corp	2,887	113
Zix Corp (a)	12,085	58		TimkenSteel Corp (a)	53,506	902
		$96,954		Worthington Industries Inc	9,887	472
Iron & Steel - 0.00%						$9,057
ALJ Regional Holdings Inc (a)	4,708	19		Mining - 0.09%
				Coeur Mining Inc (a)	27,367	319
Leisure Products & Services - 2.14%				Gold Resource Corp	8,739	47
Black Diamond Inc (a)	300,756	1,684		Kaiser Aluminum Corp	880	69
Callaway Golf Co	11,380	129		United States Lime & Minerals Inc	126	10
Camping World Holdings Inc	41,301	1,300		US Silica Holdings Inc	15,594	922
ClubCorp Holdings Inc	8,918	147				$1,367
Fox Factory Holding Corp (a)	4,414	115		Miscellaneous Manufacturers - 2.18%
LCI Industries	5,031	552		Actuant Corp	3,832	100
Liberty TripAdvisor Holdings Inc (a)	845,027	15,169		American Outdoor Brands Corp (a)	13,113	279
Lindblad Expeditions Holdings Inc (a)	272,217	2,447		AZZ Inc	5,463	325
Malibu Boats Inc (a)	3,773	70		Carlisle Cos Inc	60,279	6,577
Marine Products Corp	2,627	30		Chase Corp	1,371	121
MCBC Holdings Inc	2,087	29		CLARCOR Inc	6,658	551
Nautilus Inc (a)	5,828	101		EnPro Industries Inc	2,992	203
Planet Fitness Inc	459,139	9,660		Fabrinet (a)	8,179	345
		$31,433		GP Strategies Corp (a)	2,509	64
Lodging - 0.03%				Hexcel Corp	314,298	16,139
Boyd Gaming Corp (a)	18,183	369		Hillenbrand Inc	12,793	468
Century Casinos Inc (a)	2,763	20		John Bean Technologies Corp	65,620	5,666
ILG Inc	1,489	28		Lydall Inc (a)	4,144	253
La Quinta Holdings Inc (a)	2,348	33		Myers Industries Inc	4,320	60
		$450		Proto Labs Inc (a)	3,468	182
Machinery - Construction & Mining - 0.40%				Raven Industries Inc	3,066	77
Astec Industries Inc	84,532	5,916		Standex International Corp	1,352	118
Hyster-Yale Materials Handling Inc	640	39		Sturm Ruger & Co Inc	2,623	138
		$5,955		Trinseo SA	6,417	416
Machinery - Diversified - 1.92%						$32,082
Alamo Group Inc	496	38		Office & Business Equipment - 0.00%
Albany International Corp	584	28		Eastman Kodak Co (a)	3,040	41
Altra Industrial Motion Corp	5,649	211
Applied Industrial Technologies Inc	4,187	253		Office Furnishings - 0.30%
Gorman-Rupp Co/The	2,955	96		Herman Miller Inc	13,036	407
IDEX Corp	138,633	12,499		HNI Corp	9,343	471
Kadant Inc	485	30		Interface Inc	8,051	147
Lindsay Corp	1,307	98		Kimball International Inc	6,162	103
Middleby Corp/The (a)	47,222	6,336		Knoll Inc	119,683	3,125
Nordson Corp	52,890	6,005		Steelcase Inc	11,929	200
Power Solutions International Inc (a)	684	5				$4,453
Tennant Co	38,587	2,672		Oil & Gas - 0.61%
		$28,271		Abraxas Petroleum Corp (a)	10,155	25
Media - 0.81%				Callon Petroleum Co (a)	243,237	3,717
Central European Media Enterprises Ltd (a)	15,069	39		Carrizo Oil & Gas Inc (a)	8,670	307
Entravision Communications Corp	12,154	66		CVR Energy Inc	234	5
Gray Television Inc (a)	7,717	91		Evolution Petroleum Corp	4,606	40
Hemisphere Media Group Inc (a)	1,493	17		Isramco Inc (a)	141	18
Houghton Mifflin Harcourt Co (a)	11,499	130		Matador Resources Co (a)	176,594	4,650
Liberty Media Corp-Liberty Formula One - A	192,198	5,570		Panhandle Oil and Gas Inc	1,417	31
Shares (a)				Par Pacific Holdings Inc (a)	2,032	29
Liberty Media Corp-Liberty Formula One - C	1,038	30		Sanchez Energy Corp (a)	3,308	44
Shares (a)				Synergy Resources Corp (a)	7,491	64

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)				Pharmaceuticals (continued)
Trecora Resources (a)	3,214	$40		Mirati Therapeutics Inc (a)	1,997	$10
		$8,970		MyoKardia Inc (a)	2,757	31
Oil & Gas Services - 0.79%				Myovant Sciences Ltd (a)	1,548	17
Flotek Industries Inc (a)	10,057	106		NantKwest Inc (a)	313	2
Forum Energy Technologies Inc (a)	176,578	3,832		Natural Health Trends Corp	1,704	43
Keane Group Inc (a)	120,370	2,659		Nektar Therapeutics (a)	20,127	244
Oil States International Inc (a)	126,140	4,983		Neogen Corp (a)	7,777	514
PHI Inc (a)	215	3		Neos Therapeutics Inc (a)	2,464	14
TETRA Technologies Inc (a)	10,970	54		Neurocrine Biosciences Inc (a)	142,732	6,124
		$11,637		Omega Protein Corp	546	14
Packaging & Containers - 0.16%				Ophthotech Corp (a)	5,610	27
Berry Plastics Group Inc (a)	38,470	1,963		Osiris Therapeutics Inc (a)	2,946	17
KapStone Paper and Packaging Corp	4,281	103		Owens & Minor Inc	3,432	123
Multi Packaging Solutions International Ltd (a)	4,221	75		Pacira Pharmaceuticals Inc/DE (a)	5,048	194
Multi-Color Corp	3,322	256		Phibro Animal Health Corp	3,468	93
				Portola Pharmaceuticals Inc (a)	80,148	2,184
Pharmaceuticals - 5.27%		$2,397		PRA Health Sciences Inc (a)	5,856	343
AcelRx Pharmaceuticals Inc (a)	7,251	19		Premier Inc (a)	113,193	3,606
Aclaris Therapeutics Inc (a)	2,273	60		Prestige Brands Holdings Inc (a)	7,452	393
Adamas Pharmaceuticals Inc (a)	234,131	3,716		Progenics Pharmaceuticals Inc (a)	12,443	111
Aerie Pharmaceuticals Inc (a)	79,563	3,493		Protagonist Therapeutics Inc (a)	1,084	20
Agios Pharmaceuticals Inc (a)	52,713	2,268		Proteostasis Therapeutics Inc (a)	1,428	21
Aimmune Therapeutics Inc (a)	256,754	4,694		Ra Pharmaceuticals Inc (a)	1,194	19
Akebia Therapeutics Inc (a)	1,890	19		Radius Health Inc (a)	71,970	3,132
Akorn Inc (a)	159,950	3,055		Reata Pharmaceuticals Inc (a)	53,338	1,328
Amicus Therapeutics Inc (a)	26,396	145		Regulus Therapeutics Inc (a)	6,826	8
Amphastar Pharmaceuticals Inc (a)	7,057	111		Sarepta Therapeutics Inc (a)	85,178	2,646
Anika Therapeutics Inc (a)	2,305	116		SciClone Pharmaceuticals Inc (a)	9,991	101
Anthera Pharmaceuticals Inc (a)	6,708	4		Seres Therapeutics Inc (a)	3,194	32
Array BioPharma Inc (a)	2,929	32		Sorrento Therapeutics Inc (a)	4,799	26
Avexis Inc (a)	1,060	59		Sucampo Pharmaceuticals Inc (a)	4,839	54
Axovant Sciences Ltd (a)	4,300	53		Supernus Pharmaceuticals Inc (a)	11,530	312
Axsome Therapeutics Inc (a)	2,691	13		Synergy Pharmaceuticals Inc (a)	33,076	234
BeiGene Ltd ADR(a)	98,707	3,439		Synutra International Inc (a)	1,391	8
BioScrip Inc (a)	7,981	11		Syros Pharmaceuticals Inc (a)	665	7
BioSpecifics Technologies Corp (a)	951	49		Teligent Inc (a)	8,203	57
Cara Therapeutics Inc (a)	506	8		TESARO Inc (a)	37,119	6,045
Catalent Inc (a)	333,278	8,919		TG Therapeutics Inc (a)	6,636	32
Cempra Inc (a)	8,333	26		TherapeuticsMD Inc (a)	19,610	114
Cidara Therapeutics Inc (a)	120	1		Titan Pharmaceuticals Inc (a)	5,104	22
Clovis Oncology Inc (a)	62,578	4,055		Trevena Inc (a)	7,873	55
Coherus Biosciences Inc (a)	74,268	2,072		USANA Health Sciences Inc (a)	2,028	126
Concert Pharmaceuticals Inc (a)	1,180	10		Vanda Pharmaceuticals Inc (a)	6,663	94
Corcept Therapeutics Inc (a)	14,840	106		Vital Therapies Inc (a)	4,166	21
DBV Technologies SA ADR(a)	63,584	2,195		Voyager Therapeutics Inc (a)	887	11
Depomed Inc (a)	8,459	153		vTv Therapeutics Inc (a)	1,344	8
DexCom Inc (a)	61,318	4,853		Xencor Inc (a)	6,578	157
Diplomat Pharmacy Inc (a)	9,104	125				$77,557
Durect Corp (a)	25,769	27		Private Equity - 0.07%
Dyax Corp - Rights (a),(c)	211,240	—		Fifth Street Asset Management Inc	1,838	14
Eagle Pharmaceuticals Inc/DE (a)	1,627	113		GSV Capital Corp	175,979	917
Egalet Corp (a)	1,012	5		Kennedy-Wilson Holdings Inc	5,737	117
Flexion Therapeutics Inc (a)	4,869	94				$1,048
Global Blood Therapeutics Inc (a)	2,958	48		Real Estate - 0.03%
GW Pharmaceuticals PLC ADR(a)	19,044	2,190		Alexander & Baldwin Inc	3,442	153
Heron Therapeutics Inc (a)	5,712	74		Consolidated-Tomoka Land Co	781	43
Heska Corp (a)	1,274	101		Forestar Group Inc (a)	1,223	16
Horizon Pharma Plc (a)	33,915	555		HFF Inc	4,992	148
Ignyta Inc (a)	3,299	16		Marcus & Millichap Inc (a)	2,942	76
Immune Design Corp (a)	2,334	13		RMR Group Inc/The	1,480	71
Impax Laboratories Inc (a)	10,147	133				$507
Inotek Pharmaceuticals Corp (a)	2,768	4		REITS - 1.06%
Insys Therapeutics Inc (a)	4,091	42		Acadia Realty Trust	2,332	74
Intra-Cellular Therapies Inc (a)	6,463	93		Alexander's Inc	531	224
Ironwood Pharmaceuticals Inc (a)	23,989	345		American Assets Trust Inc	1,854	80
Jounce Therapeutics Inc (a)	46,998	779		Armada Hoffler Properties Inc	5,958	82
Kadmon Holdings Inc (a)	1,159	5		CareTrust REIT Inc	179,882	2,726
Keryx Biopharmaceuticals Inc (a)	14,169	71		Chesapeake Lodging Trust	6,376	163
La Jolla Pharmaceutical Co (a)	2,396	47		CoreSite Realty Corp	4,726	407
Lifevantage Corp (a)	3,380	24		DuPont Fabros Technology Inc	14,635	695
MannKind Corp (a)	57,068	40		EastGroup Properties Inc	6,999	495
MediciNova Inc (a)	5,225	29		Education Realty Trust Inc	1,282	52
Minerva Neurosciences Inc (a)	3,396	36		FelCor Lodging Trust Inc	16,811	129

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS (continued)				Retail (continued)
First Industrial Realty Trust Inc	3,501	$90		Jack in the Box Inc	44,075	$4,756
Four Corners Property Trust Inc	5,667	124		Kate Spade & Co (a)	75,060	1,389
GEO Group Inc/The	2,155	89		Kirkland's Inc (a)	1,584	22
Global Medical REIT Inc	53,070	470		Lithia Motors Inc	69,182	7,134
Gramercy Property Trust	2,807	74		MarineMax Inc (a)	2,803	60
Hersha Hospitality Trust	435	9		Nathan's Famous Inc (a)	664	41
iStar Inc (a)	13,076	147		Ollie's Bargain Outlet Holdings Inc (a)	295,652	9,032
LTC Properties Inc	7,081	330		Papa John's International Inc	97,466	8,306
Medical Properties Trust Inc	23,231	296		Party City Holdco Inc (a)	2,675	39
Monmouth Real Estate Investment Corp	7,541	110		PetMed Express Inc	3,971	84
National Health Investors Inc	7,940	587		Pier 1 Imports Inc	3,679	27
National Storage Affiliates Trust	1,067	24		Popeyes Louisiana Kitchen Inc (a)	2,841	180
Orchid Island Capital Inc	1,283	15		Potbelly Corp (a)	4,779	62
Pennsylvania Real Estate Investment Trust	2,641	47		PriceSmart Inc	40,604	3,439
Physicians Realty Trust	9,797	182		Red Robin Gourmet Burgers Inc (a)	22,069	1,049
Potlatch Corp	8,849	365		Ruth's Hospitality Group Inc	6,331	109
PS Business Parks Inc	4,372	490		Shake Shack Inc (a)	2,930	103
QTS Realty Trust Inc	92,680	4,671		Sonic Corp	6,145	153
Retail Opportunity Investments Corp	15,477	328		Sportsman's Warehouse Holdings Inc (a)	4,911	37
Rexford Industrial Realty Inc	3,459	79		Stein Mart Inc	6,253	23
Ryman Hospitality Properties Inc	6,126	375		Tailored Brands Inc	4,967	106
Sabra Health Care REIT Inc	5,559	141		Texas Roadhouse Inc	125,286	5,844
Saul Centers Inc	1,676	106		Tile Shop Holdings Inc	410,745	7,845
STAG Industrial Inc	16,143	374		Tilly's Inc (a)	119,861	1,606
Terreno Realty Corp	1,584	43		Urban Outfitters Inc (a)	50,590	1,343
UMH Properties Inc	1,868	27		Vera Bradley Inc (a)	3,008	34
Universal Health Realty Income Trust	2,305	143		Vitamin Shoppe Inc (a)	534	12
Urban Edge Properties	18,013	504		Wingstop Inc	3,067	87
Urstadt Biddle Properties Inc	5,639	127		Winmark Corp	448	50
Washington Prime Group Inc	5,344	52				$104,714
Washington Real Estate Investment Trust	3,521	111		Savings & Loans - 1.04%
		$15,657		Banc of California Inc	6,540	103
Retail - 7.11%				BofI Holding Inc (a)	208,638	6,155
American Eagle Outfitters Inc	130,611	1,973		Greene County Bancorp Inc	273	6
Asbury Automotive Group Inc (a)	2,768	182		Hingham Institution for Savings	135	26
Ascena Retail Group Inc (a)	7,799	37		Home Bancorp Inc	297	11
At Home Group Inc (a)	1,139	17		Meridian Bancorp Inc	5,023	95
Big Lots Inc	9,557	478		Northfield Bancorp Inc	1,020	18
Biglari Holdings Inc (a)	35	15		Pacific Premier Bancorp Inc (a)	112,529	4,428
BJ's Restaurants Inc (a)	3,260	116		Sterling Bancorp/DE	186,258	4,442
Bloomin' Brands Inc	14,640	250				$15,284
BMC Stock Holdings Inc (a)	6,601	123		Semiconductors - 5.09%
Bob Evans Farms Inc/DE	2,795	158		Advanced Micro Devices Inc (a)	50,484	523
Bojangles' Inc (a)	2,167	43		Ambarella Inc (a)	3,151	156
Buckle Inc/The	2,114	45		Amkor Technology Inc (a)	9,201	87
Buffalo Wild Wings Inc (a)	45,268	6,836		Cabot Microelectronics Corp	1,908	129
Build-A-Bear Workshop Inc (a)	634	8		Cavium Inc (a)	248,748	16,470
Burlington Stores Inc (a)	42,210	3,533		CEVA Inc (a)	3,751	133
Carrols Restaurant Group Inc (a)	323,915	4,649		Cirrus Logic Inc (a)	94,094	5,676
Cato Corp/The	1,158	29		Entegris Inc (a)	21,061	395
Cheesecake Factory Inc/The	9,577	577		Exar Corp (a)	2,028	21
Chico's FAS Inc	26,511	358		FormFactor Inc (a)	7,670	95
Children's Place Inc/The	4,144	402		GigPeak Inc (a)	3,463	9
Chuy's Holdings Inc (a)	70,248	2,066		Inphi Corp (a)	34,513	1,581
Container Store Group Inc/The (a)	1,958	10		Integrated Device Technology Inc (a)	18,852	475
Cracker Barrel Old Country Store Inc	3,728	589		IPG Photonics Corp (a)	20,766	2,388
Dave & Buster's Entertainment Inc (a)	165,357	9,005		Lattice Semiconductor Corp (a)	22,406	161
Del Frisco's Restaurant Group Inc (a)	805	14		MACOM Technology Solutions Holdings Inc(a)	268,535	12,769
Denny's Corp (a)	14,151	172
DineEquity Inc	1,420	97		MaxLinear Inc (a)	51,866	1,327
Duluth Holdings Inc (a)	1,828	41		Microsemi Corp (a)	303,680	16,140
Fiesta Restaurant Group Inc (a)	4,182	110		MKS Instruments Inc	391	26
Finish Line Inc/The	1,779	31		Monolithic Power Systems Inc	80,044	6,983
FirstCash Inc	5,868	251		Nanometrics Inc (a)	3,780	97
Five Below Inc (a)	276,299	11,010		Power Integrations Inc	3,878	275
Francesca's Holdings Corp (a)	7,573	132		Rambus Inc (a)	3,827	50
Freshpet Inc (a)	386,842	4,313		Semtech Corp (a)	9,074	299
Genesco Inc (a)	1,470	88		Silicon Laboratories Inc (a)	126,769	8,265
GMS Inc (a)	116,934	3,490		Synaptics Inc (a)	7,856	443
GNC Holdings Inc	9,511	84		Ultratech Inc (a)	675	17
Group 1 Automotive Inc	642	52				$74,990
Habit Restaurants Inc/The (a)	2,495	36		Software - 11.91%
Hibbett Sports Inc (a)	5,032	166		2U Inc (a)	344,890	11,741
HSN Inc	4,416	156

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Software (continued)				Telecommunications (continued)
ACI Worldwide Inc (a)	16,293	$316		CalAmp Corp (a)	6,950	$104
Acxiom Corp (a)	5,296	138		Ciena Corp (a)	185,792	4,522
Amber Road Inc (a)	4,126	37		Clearfield Inc (a)	2,369	41
American Software Inc/GA	5,719	60		Consolidated Communications Holdings Inc	8,417	221
Appfolio Inc (a)	1,647	37		DigitalGlobe Inc (a)	127,190	3,568
Aspen Technology Inc (a)	294,836	15,658		EarthLink Holdings Corp	20,738	133
Avid Technology Inc (a)	4,576	24		Extreme Networks Inc (a)	20,612	114
Blackbaud Inc	208,276	13,665		FairPoint Communications Inc (a)	3,611	67
Bottomline Technologies de Inc (a)	4,882	126		General Communication Inc (a)	5,398	109
Box Inc (a)	9,284	158		Gigamon Inc (a)	58,710	1,946
Brightcove Inc (a)	6,409	46		GTT Communications Inc (a)	179,847	5,081
Broadridge Financial Solutions Inc	150,963	10,044		IDT Corp - Class B	2,422	47
BroadSoft Inc (a)	308,179	12,944		Infinera Corp (a)	13,788	124
Callidus Software Inc (a)	8,447	156		Inteliquent Inc	6,332	145
Castlight Health Inc (a)	8,741	27		InterDigital Inc/PA	7,297	682
CommVault Systems Inc (a)	9,185	451		Leap Wireless International Inc - Rights	5,801	18
Computer Programs & Systems Inc	2,316	52		(a),(b),(c)
Cornerstone OnDemand Inc (a)	7,115	290		LogMeIn Inc	75,276	8,137
Cotiviti Holdings Inc (a)	108,587	3,677		Loral Space & Communications Inc (a)	2,441	99
CSG Systems International Inc	8,006	387		Lumos Networks Corp (a)	778	12
Ebix Inc	6,150	341		NeoPhotonics Corp (a)	1,464	16
Envestnet Inc (a)	140,062	5,294		NETGEAR Inc (a)	5,605	319
Exa Corp (a)	3,064	47		Numerex Corp (a)	720	4
Fair Isaac Corp	59,836	7,378		Oclaro Inc (a)	169,374	1,661
Five9 Inc (a)	6,764	105		ORBCOMM Inc (a)	10,825	88
Guidance Software Inc (a)	5,440	40		Plantronics Inc	7,632	432
Guidewire Software Inc (a)	214,085	11,203		RigNet Inc (a)	207	4
Hortonworks Inc (a)	7,767	75		Shenandoah Telecommunications Co	9,334	254
HubSpot Inc (a)	104,065	5,339		ShoreTel Inc (a)	3,527	25
InnerWorkings Inc (a)	6,998	67		Silicom Ltd	480	18
Instructure Inc (a)	2,067	45		Sonus Networks Inc (a)	2,114	13
j2 Global Inc	9,833	824		Straight Path Communications Inc (a)	1,745	61
Jive Software Inc (a)	12,858	49		Ubiquiti Networks Inc (a)	5,846	365
LivePerson Inc (a)	10,440	76		ViaSat Inc (a)	6,314	410
Majesco (a)	1,981	10		Vonage Holdings Corp (a)	1,577,054	11,182
Medidata Solutions Inc (a)	118,020	5,847		West Corp	3,986	97
MicroStrategy Inc (a)	27,736	5,583		Windstream Holdings Inc	2,780	22
MINDBODY Inc (a)	2,799	68				$45,747
MobileIron Inc (a)	10,105	44		Textiles - 0.02%
Model N Inc (a)	156,110	1,374		Culp Inc	2,164	70
Monotype Imaging Holdings Inc	192,102	4,207		G&K Services Inc	2,073	199
NantHealth Inc (a)	122,514	997		UniFirst Corp/MA	194	25
New Relic Inc (a)	4,233	153				$294
Omnicell Inc (a)	4,930	177		Transportation - 1.02%
Park City Group Inc (a)	2,393	30		Air Transport Services Group Inc (a)	1,758	28
Paycom Software Inc (a)	9,681	448		Echo Global Logistics Inc (a)	4,847	115
PDF Solutions Inc (a)	4,747	107		Forward Air Corp	4,125	199
Pegasystems Inc	30,373	1,179		Genesee & Wyoming Inc (a)	81,436	6,137
Planet Payment Inc (a)	9,513	40		Heartland Express Inc	6,437	133
Progress Software Corp	953	27		Hub Group Inc (a)	4,301	191
PROS Holdings Inc (a)	4,682	105		Knight Transportation Inc	231,174	7,721
Quality Systems Inc (a)	10,129	152		Matson Inc	2,636	94
RealPage Inc (a)	13,558	415		Radiant Logistics Inc (a)	6,198	23
Rosetta Stone Inc (a)	3,379	30		Swift Transportation Co (a)	16,289	372
Sapiens International Corp NV	5,032	67		Universal Logistics Holdings Inc	1,481	21
SPS Commerce Inc (a)	96,692	6,671		YRC Worldwide Inc (a)	1,627	24
Synchronoss Technologies Inc (a)	199,110	7,669
Tabula Rasa HealthCare Inc (a)	60,193	846				$15,058
Take-Two Interactive Software Inc (a)	271,486	14,565		Water - 0.04%
Ultimate Software Group Inc/The (a)	73,139	14,165		American States Water Co	4,622	202
Veeva Systems Inc (a)	180,570	7,644		California Water Service Group	3,943	136
Workiva Inc (a)	4,404	55		Connecticut Water Service Inc	501	27
Xactly Corp (a)	138,814	1,687		Global Water Resources Inc	1,578	13
				Middlesex Water Co	2,500	95
		$175,279		York Water Co/The	2,137	76
Storage & Warehousing - 0.01%						$549
Mobile Mini Inc	4,571	149		TOTAL COMMON STOCKS		$1,398,038
Wesco Aircraft Holdings Inc (a)	2,595	39
				INVESTMENT COMPANIES - 4.88%	Shares Held	Value(000	's)
		$188		Money Market Funds - 4.88%
Telecommunications - 3.11%				Cash Account Trust - Government & Agency	678,369	678
A10 Networks Inc (a)	9,315	74
Acacia Communications Inc (a)	967	56		Portfolio - Government Cash Managed
ADTRAN Inc	4,320	95
Aerohive Networks Inc (a)	4,458	26
Arista Networks Inc (a)	56,970	5,355

See accompanying notes

		Schedule of Investments
SmallCap Growth Fund I
January 31, 2017 (unaudited)

INVESTMENT COMPANIES (continued)	Shares Held	Value (000's)
Money Market Funds (continued)
First American Government Obligations Fund	71,108,469	$71,109
		$71,787
TOTAL INVESTMENT COMPANIES		$71,787
Total Investments		$1,469,825
Other Assets and Liabilities - 0.16%		$2,397
TOTAL NET ASSETS - 100.00%		$1,472,222

(a) Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $184 or 0.01% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Inputs used in the valuation may be unobservable; however, not all securities are included in Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $35 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		22.28%
Technology		20.37%
Industrial		16.01%
Consumer, Cyclical		15.01%
Communications		10.51%
Financial		8.12%
Investment Companies		4.88%
Energy		1.41%
Basic Materials		1.14%
Utilities		0.08%
Diversified		0.03%
Other Assets and Liabilities		0.16%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2017	Long	1,107	$76,028	$75,248	$(780)
Total					$(780)

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments SmallCap S&P 600 Index Fund January 31, 2017 (unaudited)

COMMON STOCKS - 98.11%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.09%				Banks (continued)
AAR Corp	55,713	$1,782		Simmons First National Corp	52,077	$3,132
Aerojet Rocketdyne Holdings Inc (a)	122,710	2,223		Southside Bancshares Inc	45,951	1,570
Aerovironment Inc (a)	36,079	945		Texas Capital Bancshares Inc (a)	85,920	7,088
Cubic Corp	43,683	2,077		Tompkins Financial Corp	21,378	1,936
Kaman Corp	47,520	2,401		TrustCo Bank Corp NY	167,771	1,409
Moog Inc (a)	56,350	3,712		United Bankshares Inc/WV	141,613	6,344
National Presto Industries Inc	8,648	920		United Community Banks Inc/GA	124,224	3,494
		$14,060		Walker & Dunlop Inc (a)	48,599	1,527
Agriculture - 0.34%				Westamerica Bancorporation	44,999	2,554
Andersons Inc/The	45,555	1,720		Wintrust Financial Corp	90,754	6,498
Universal Corp/VA	39,940	2,716				$127,670
		$4,436		Biotechnology - 1.62%
Airlines - 0.93%				Acorda Therapeutics Inc (a)	80,838	1,657
Allegiant Travel Co	22,919	3,942		AMAG Pharmaceuticals Inc (a)	59,970	1,445
Hawaiian Holdings Inc (a)	93,656	4,772		ANI Pharmaceuticals Inc (a)	14,006	847
SkyWest Inc	90,703	3,211		Cambrex Corp (a)	56,359	2,956
		$11,925		Emergent BioSolutions Inc (a)	60,347	1,827
Apparel- 0.94%				Innoviva Inc (a)	135,330	1,434
Crocs Inc (a)	128,928	941		Ligand Pharmaceuticals Inc (a)	33,340	3,534
Iconix Brand Group Inc (a)	98,394	1,012		Medicines Co/The (a)	121,956	4,397
Oxford Industries Inc	26,162	1,439		Momenta Pharmaceuticals Inc (a)	112,051	2,118
Perry Ellis International Inc (a)	21,191	500		Spectrum Pharmaceuticals Inc (a)	122,721	572
Steven Madden Ltd (a)	95,648	3,367				$20,787
Unifi Inc (a)	26,573	715		Building Materials - 2.31%
Wolverine World Wide Inc	172,951	4,063		AAON Inc	69,359	2,355
		$12,037		Apogee Enterprises Inc	50,656	2,891
				Boise Cascade Co (a)	67,930	1,685
Automobile Manufacturers - 0.15%				Gibraltar Industries Inc (a)	54,879	2,409
Wabash National Corp	108,749	1,919
				Griffon Corp	52,111	1,326
				Headwaters Inc (a)	129,997	3,012
Automobile Parts & Equipment - 1.28%				Patrick Industries Inc (a)	25,536	2,088
American Axle & Manufacturing Holdings Inc(a)	134,052	2,735		PGT Innovations Inc (a)	85,891	988
Cooper-Standard Holdings Inc (a)	30,947	3,258		Quanex Building Products Corp	59,984	1,185
Dorman Products Inc (a)	53,185	3,671		Simpson Manufacturing Co Inc	70,847	3,083
Gentherm Inc (a)	64,002	2,266		Trex Co Inc (a)	51,527	3,490
Motorcar Parts of America Inc (a)	32,719	858		Universal Forest Products Inc	35,640	3,625
				US Concrete Inc (a)	24,919	1,632
Standard Motor Products Inc	35,224	1,756
Superior Industries International Inc	40,144	925				$29,769
Titan International Inc	76,755	1,020		Chemicals - 2.70%
		$16,489		A Schulman Inc	51,429	1,774
Banks - 9.92%				Aceto Corp	52,679	1,006
				AdvanSix Inc (a)	53,436	1,373
Ameris Bancorp	61,214	2,761
Banner Corp	46,289	2,598		American Vanguard Corp	45,292	779
Boston Private Financial Holdings Inc	145,722	2,404		Balchem Corp	55,607	4,740
Cardinal Financial Corp	57,509	1,804		Calgon Carbon Corp	88,754	1,407
Central Pacific Financial Corp	54,046	1,693		Hawkins Inc	16,744	898
City Holding Co	26,307	1,712		HB Fuller Co	88,162	4,353
				Ingevity Corp (a)	73,829	4,104
Columbia Banking System Inc	101,747	4,046
Community Bank System Inc	77,800	4,540		Innophos Holdings Inc	33,927	1,650
Customers Bancorp Inc (a)	49,367	1,701		Innospec Inc	42,042	3,000
				Koppers Holdings Inc (a)	36,222	1,465
CVB Financial Corp	176,293	3,974		Kraton Corp (a)	54,195	1,456
Fidelity Southern Corp	37,115	863
First BanCorp/Puerto Rico (a)	236,305	1,588		Quaker Chemical Corp	23,239	2,986
First Commonwealth Financial Corp	156,003	2,203		Rayonier Advanced Materials Inc	75,849	1,029
First Financial Bancorp	108,609	2,992		Stepan Co	34,170	2,669
First Financial Bankshares Inc	115,808	4,939				$34,689
First Midwest Bancorp Inc/IL	142,564	3,462		Coal - 0.12%
First NBC Bank Holding Co (a)	27,980	112		Cloud Peak Energy Inc (a)	107,732	613
Glacier Bancorp Inc	134,148	4,766		SunCoke Energy Inc (a)	112,570	993
Great Western Bancorp Inc	102,927	4,400				$1,606
Hanmi Financial Corp	56,539	1,874		Commercial Services - 5.56%
Home BancShares Inc/AR	216,650	5,837		ABM Industries Inc	97,740	3,948
Hope Bancorp Inc	222,843	4,660		Albany Molecular Research Inc (a)	39,097	719
Independent Bank Corp/Rockland MA	47,332	2,951		American Public Education Inc (a)	28,216	686
LegacyTexas Financial Group Inc	72,859	3,011		AMN Healthcare Services Inc (a)	84,230	3,020
National Bank Holdings Corp	45,513	1,479		Brink's Co/The	78,711	3,503
NBT Bancorp Inc	75,659	3,082		Capella Education Co	20,098	1,718
OFG Bancorp	76,981	1,020		Cardtronics PLC (a)	79,414	4,334
Old National Bancorp/IN	236,629	4,200		Career Education Corp (a)	112,859	1,103
Opus Bank	31,854	648		CDI Corp (a)	24,206	208
Pinnacle Financial Partners Inc	80,689	5,394		CorVel Corp (a)	17,427	668
S&T Bancorp Inc	61,202	2,302		Cross Country Healthcare Inc (a)	57,868	837
ServisFirst Bancshares Inc	77,468	3,102		Forrester Research Inc	17,564	717

See accompanying notes

     Schedule of Investments SmallCap S&P 600 Index Fund January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Commercial Services (continued)				Diversified Financial Services (continued)
Green Dot Corp (a)	77,429	$2,075		WageWorks Inc (a)	64,233	$4,634
Healthcare Services Group Inc	127,245	5,058		World Acceptance Corp (a)	10,497	515
HealthEquity Inc (a)	75,351	3,485				$30,265
Heidrick & Struggles International Inc	32,576	728		Electric - 1.03%
HMS Holdings Corp (a)	148,407	2,695		ALLETE Inc	86,703	5,666
Insperity Inc	33,195	2,373		Avista Corp	112,514	4,348
Kelly Services Inc	51,248	1,147		El Paso Electric Co	71,035	3,260
Korn/Ferry International	101,502	2,949				$13,274
Landauer Inc	16,835	865		Electrical Components & Equipment - 0.88%
LendingTree Inc (a)	12,607	1,411		Advanced Energy Industries Inc (a)	69,575	4,094
LSC Communications Inc	46,572	1,221		Encore Wire Corp	36,331	1,535
Matthews International Corp	56,345	3,801		General Cable Corp	86,417	1,754
Medifast Inc	19,523	823		Insteel Industries Inc	30,603	1,134
Monro Muffler Brake Inc	56,622	3,392		Powell Industries Inc	14,978	576
Navigant Consulting Inc (a)	82,499	2,038		SPX Corp (a)	73,428	1,832
Nutrisystem Inc	51,475	1,701		Vicor Corp (a)	28,028	429
On Assignment Inc (a)	85,374	3,866
						$11,354
Rent-A-Center Inc/TX	93,172	835		Electronics - 4.00%
Resources Connection Inc	51,753	864		Badger Meter Inc	51,029	1,967
RR Donnelley & Sons Co	122,359	2,098		Bel Fuse Inc	15,225	484
Strayer Education Inc (a)	18,280	1,481		Benchmark Electronics Inc (a)	85,686	2,622
Team Inc (a)	51,706	1,737
				Brady Corp	82,999	3,017
TrueBlue Inc(a)	74,465	1,843		Coherent Inc (a)	43,039	6,789
Viad Corp	35,600	1,561		CTS Corp	57,428	1,235
		$71,508		Electro Scientific Industries Inc (a)	56,909	374
Computers - 2.79%				ESCO Technologies Inc	45,087	2,624
Agilysys Inc (a)	26,662	260		FARO Technologies Inc (a)	29,229	1,084
CACI International Inc (a)	42,734	5,248		II-VI Inc (a)	94,982	3,467
Ciber Inc (a)	130,244	56		Itron Inc (a)	58,349	3,600
Cray Inc (a)	71,431	1,225		Methode Electronics Inc	64,773	2,724
Electronics For Imaging Inc (a)	81,988	3,685		OSI Systems Inc (a)	31,748	2,371
Engility Holdings Inc (a)	30,944	908		Park Electrochemical Corp	33,343	611
ExlService Holdings Inc (a)	58,737	2,699		Plexus Corp (a)	58,751	3,190
Insight Enterprises Inc (a)	62,193	2,309		Rogers Corp (a)	31,506	2,519
Lumentum Holdings Inc (a)	95,924	3,640		Sanmina Corp (a)	128,707	5,013
Mercury Systems Inc (a)	82,382	2,778		TASER International Inc (a)	91,650	2,290
MTS Systems Corp	29,231	1,698		TTM Technologies Inc (a)	147,831	2,192
Qualys Inc (a)	50,680	1,819		Watts Water Technologies Inc	48,821	3,222
Super Micro Computer Inc (a)	65,605	1,735
Sykes Enterprises Inc (a)	69,179	1,932				$51,395
				Energy - Alternate Sources - 0.21%
TeleTech Holdings Inc	27,703	820		FutureFuel Corp	39,854	518
Tessera Holding Corp	85,167	3,850		Green Plains Inc	62,551	1,407
Virtusa Corp (a)	48,321	1,231		REX American Resources Corp (a)	9,922	824
		$35,893				$2,749
Consumer Products - 0.39%				Engineering & Construction - 0.80%
Central Garden & Pet Co (a)	17,667	580		Aegion Corp (a)	59,537	1,385
Central Garden & Pet Co - A Shares (a)	58,739	1,808
				Comfort Systems USA Inc	64,712	2,190
WD-40 Co	24,850	2,613		Exponent Inc	44,864	2,604
		$5,001		MYR Group Inc (a)	28,162	1,083
Cosmetics & Personal Care - 0.08%				Orion Group Holdings Inc (a)	48,524	510
Inter Parfums Inc	29,990	1,023		TopBuild Corp (a)	66,687	2,475
						$10,247
Distribution & Wholesale - 1.02%				Entertainment - 0.40%
Anixter International Inc (a)	49,834	4,261
				Marriott Vacations Worldwide Corp	42,593	3,683
Core-Mark Holding Co Inc	80,906	2,826		Scientific Games Corp (a)	89,036	1,514
Essendant Inc	64,805	1,354				$5,197
G-III Apparel Group Ltd (a)	76,739	2,015
ScanSource Inc (a)	44,088	1,743		Environmental Control - 0.49%
Veritiv Corp (a)	16,499	925		Tetra Tech Inc	100,028	4,371
				US Ecology Inc	38,180	1,957
		$13,124				$6,328
Diversified Financial Services - 2.35%				Food - 1.83%
Calamos Asset Management Inc	29,152	245		B&G Foods Inc	116,417	5,163
Encore Capital Group Inc (a)	41,177	1,274
Enova International Inc (a)	40,758	575		Calavo Growers Inc	26,900	1,488
				Cal-Maine Foods Inc	52,129	2,174
Evercore Partners Inc - Class A	68,223	5,284		Darling Ingredients Inc (a)	288,553	3,463
Financial Engines Inc	93,333	3,598		J&J Snack Foods Corp	26,201	3,342
Greenhill & Co Inc	47,676	1,409		Sanderson Farms Inc	34,831	3,170
Interactive Brokers Group Inc - A Shares	119,174	4,450		Seneca Foods Corp - Class A (a)	10,919	391
INTL. FCStone Inc (a)	26,146	964
				SpartanNash Co	65,704	2,488
Investment Technology Group Inc	54,235	1,091		SUPERVALU Inc (a)	466,441	1,828
Piper Jaffray Cos	24,931	1,758
PRA Group Inc (a)	81,244	3,234				$23,507
Virtus Investment Partners Inc	11,317	1,234		Forest Products & Paper - 0.77%
				Clearwater Paper Corp (a)	29,315	1,844

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Forest Products & Paper (continued)				Home Furnishings (continued)
Deltic Timber Corp (b)	18,545	$1,409		La-Z-Boy Inc	85,769	$2,453
Neenah Paper Inc	29,361	2,412		Select Comfort Corp (a)	78,781	1,590
PH Glatfelter Co	76,343	1,863		Universal Electronics Inc (a)	25,544	1,520
Schweitzer-Mauduit International Inc	53,529	2,373				$12,199
		$9,901		Insurance - 2.99%
Gas - 0.99%				American Equity Investment Life Holding Co	154,439	3,645
Northwest Natural Gas Co	50,083	2,950		AMERISAFE Inc	33,710	2,125
South Jersey Industries Inc	138,958	4,586		eHealth Inc (a)	29,259	359
Spire Inc	80,035	5,202		Employers Holdings Inc	56,250	2,050
		$12,738		HCI Group Inc	14,820	613
Hand & Machine Tools - 0.21%				Horace Mann Educators Corp	70,484	2,915
Franklin Electric Co Inc	67,373	2,718		Infinity Property & Casualty Corp	19,379	1,683
				Maiden Holdings Ltd	128,341	2,278
Healthcare - Products - 4.18%				Navigators Group Inc/The	38,792	2,178
Abaxis Inc	39,503	2,013		ProAssurance Corp	93,340	5,078
Analogic Corp	21,830	1,695		RLI Corp	66,963	3,979
AngioDynamics Inc (a)	55,243	889		Safety Insurance Group Inc	24,966	1,790
BioTelemetry Inc (a)	49,489	1,141		Selective Insurance Group Inc	101,421	4,229
Cantel Medical Corp	63,623	4,925		Stewart Information Services Corp	40,967	1,790
CONMED Corp	43,410	1,936		United Fire Group Inc	37,784	1,783
CryoLife Inc (a)	47,217	897		United Insurance Holdings Corp	31,112	425
Cynosure Inc (a)	41,823	2,233		Universal Insurance Holdings Inc	57,136	1,494
Haemonetics Corp (a)	90,556	3,609				$38,414
ICU Medical Inc (a)	25,763	3,532		Internet - 1.82%
Inogen Inc (a)	28,058	1,806		8x8 Inc (a)	158,738	2,516
Integer Holdings Corp (a)	48,139	1,560		Blucora Inc (a)	67,284	1,016
Integra LifeSciences Holdings Corp (a)	104,860	4,376		Blue Nile Inc	20,504	835
Invacare Corp	55,622	640		Cogent Communications Holdings Inc	71,763	3,000
Luminex Corp (a)	69,528	1,406		DHI Group Inc (a)	87,264	497
Masimo Corp (a)	77,506	5,703		ePlus Inc (a)	11,544	1,293
Meridian Bioscience Inc	73,815	967		FTD Cos Inc (a)	30,063	691
Merit Medical Systems Inc (a)	78,161	1,985		HealthStream Inc (a)	44,512	1,022
MiMedx Group Inc (a)	176,621	1,427		Liquidity Services Inc (a)	42,782	417
Natus Medical Inc (a)	57,694	2,253		New Media Investment Group Inc	91,808	1,399
Repligen Corp (a)	59,307	1,782		NIC Inc	108,723	2,620
Surmodics Inc (a)	23,153	560		Perficient Inc (a)	63,204	1,121
Varex Imaging Corp (a)	65,417	1,881		QuinStreet Inc (a)	63,367	222
Vascular Solutions Inc (a)	30,735	1,720		Shutterstock Inc (a)	33,869	1,822
Zeltiq Aesthetics Inc (a)	63,071	2,796		Stamps.com Inc (a)	27,799	3,379
		$53,732		VASCO Data Security International Inc (a)	52,849	803
Healthcare - Services - 2.17%				XO Group Inc (a)	43,601	821
Adeptus Health Inc (a)	26,442	190				$23,474
Air Methods Corp (a)	58,053	2,072		Iron & Steel - 0.34%
Almost Family Inc (a)	20,157	952		AK Steel Holding Corp (a)	548,723	4,434
Amedisys Inc (a)	48,844	2,238
Chemed Corp	28,440	4,724		Leisure Products & Services - 0.72%
Community Health Systems Inc (a)	199,299	1,276		Arctic Cat Inc (a)	22,873	430
Ensign Group Inc/The	83,449	1,697		Callaway Golf Co	164,980	1,869
Kindred Healthcare Inc	149,285	993		Fox Factory Holding Corp (a)	50,401	1,306
LHC Group Inc (a)	26,128	1,310		LCI Industries	43,165	4,737
Magellan Health Inc (a)	40,741	3,054		Nautilus Inc (a)	54,569	947
Providence Service Corp/The (a)	21,354	825				$9,289
Quorum Health Corp (a)	51,687	454		Lodging - 0.77%
Select Medical Holdings Corp (a)	187,898	2,339		Belmond Ltd (a)	148,061	2,050
Surgical Care Affiliates Inc (a)	48,864	2,761		Boyd Gaming Corp (a)	143,946	2,925
Tivity Health Inc (a)	58,317	1,496		ILG Inc	185,809	3,521
US Physical Therapy Inc	21,951	1,540		Marcus Corp/The	33,187	984
		$27,921		Monarch Casino & Resort Inc (a)	19,182	456
Home Builders - 0.90%						$9,936
Cavco Industries Inc (a)	14,817	1,456		Machinery - Construction & Mining - 0.18%
Installed Building Products Inc (a)	34,772	1,422		Astec Industries Inc	33,528	2,346
LGI Homes Inc (a)	29,847	927
M/I Homes Inc (a)	43,244	1,087		Machinery - Diversified - 1.45%
MDC Holdings Inc	72,204	1,952		Alamo Group Inc	16,546	1,251
Meritage Homes Corp (a)	65,954	2,424		Albany International Corp	50,661	2,404
WCI Communities Inc (a)	38,320	897		Applied Industrial Technologies Inc	68,379	4,134
Winnebago Industries Inc	46,366	1,456		Briggs & Stratton Corp	75,044	1,625
		$11,621		Chart Industries Inc (a)	53,634	2,080
Home Furnishings - 0.95%				DXP Enterprises Inc/TX (a)	27,047	1,023
American Woodmark Corp (a)	24,499	1,744		Lindsay Corp	18,634	1,404
Daktronics Inc	70,236	714		SPX FLOW Inc (a)	73,445	2,563
Ethan Allen Interiors Inc	44,592	1,298		Tennant Co	30,907	2,140
iRobot Corp (a)	47,564	2,880				$18,624

See accompanying notes

     Schedule of Investments SmallCap S&P 600 Index Fund January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Media - 0.88%				Pharmaceuticals - 1.78%
EW Scripps Co/The (a)	99,528	$1,939		Amphastar Pharmaceuticals Inc (a)	62,930	$991
Gannett Co Inc	204,414	1,967		Anika Therapeutics Inc (a)	25,634	1,296
Scholastic Corp	47,232	2,162		Depomed Inc (a)	107,951	1,953
TiVo Corp	209,582	3,961		Diplomat Pharmacy Inc (a)	75,124	1,032
World Wrestling Entertainment Inc	67,411	1,320		Eagle Pharmaceuticals Inc/DE (a)	13,800	955
		$11,349		Enanta Pharmaceuticals Inc (a)	24,360	807
Metal Fabrication & Hardware - 0.64%				Impax Laboratories Inc (a)	129,512	1,703
CIRCOR International Inc	28,794	1,793		Lannett Co Inc (a)	51,243	1,033
Haynes International Inc	21,896	900		Nektar Therapeutics (a)	267,920	3,244
Mueller Industries Inc	100,585	4,050		Neogen Corp (a)	66,104	4,365
Olympic Steel Inc	15,951	359		PharMerica Corp (a)	53,960	1,338
TimkenSteel Corp (a)	68,218	1,150		Phibro Animal Health Corp	32,465	867
		$8,252		SciClone Pharmaceuticals Inc (a)	89,497	908
Mining - 1.26%				Supernus Pharmaceuticals Inc (a)	86,787	2,348
Century Aluminum Co (a)	87,007	1,340				$22,840
Kaiser Aluminum Corp	31,396	2,463		Real Estate - 0.32%
Materion Corp	34,951	1,374		Forestar Group Inc (a)	46,548	607
Stillwater Mining Co (a)	212,252	3,608		HFF Inc	61,423	1,823
US Silica Holdings Inc	125,643	7,431		RE/MAX Holdings Inc	30,933	1,734
		$16,216				$4,164
Miscellaneous Manufacturers - 2.96%				REITS - 5.84%
Actuant Corp	103,357	2,703		Acadia Realty Trust	141,753	4,513
AZZ Inc	45,595	2,715		Agree Realty Corp	45,849	2,150
Barnes Group Inc	87,732	4,223		American Assets Trust Inc	70,407	3,023
EnPro Industries Inc	37,445	2,543		Capstead Mortgage Corp	168,269	1,795
Fabrinet (a)	64,610	2,722		CareTrust REIT Inc	112,900	1,711
Federal Signal Corp	105,013	1,632		Cedar Realty Trust Inc	133,101	800
Harsco Corp (a)	140,547	1,876		Chesapeake Lodging Trust	105,359	2,697
Hillenbrand Inc	110,537	4,040		CoreSite Realty Corp	59,418	5,118
John Bean Technologies Corp	51,112	4,413		DiamondRock Hospitality Co	351,154	3,957
LSB Industries Inc (a)	35,229	300		EastGroup Properties Inc	57,396	4,062
Lydall Inc (a)	30,076	1,835		Four Corners Property Trust Inc	104,983	2,290
Myers Industries Inc	38,290	528		Franklin Street Properties Corp	187,976	2,397
Proto Labs Inc (a)	42,628	2,238		GEO Group Inc/The	131,498	5,460
Raven Industries Inc	63,386	1,588		Getty Realty Corp	46,406	1,197
Standex International Corp	22,338	1,948		Government Properties Income Trust	124,777	2,403
Sturm Ruger & Co Inc	33,258	1,754		Kite Realty Group Trust	146,456	3,518
Tredegar Corp	44,074	981		Lexington Realty Trust	374,061	4,010
		$38,039		LTC Properties Inc	68,756	3,209
Office Furnishings - 0.16%				Parkway Inc (a)	74,899	1,595
Interface Inc	113,577	2,067		Pennsylvania Real Estate Investment Trust	121,900	2,183
				PS Business Parks Inc	34,229	3,835
Oil & Gas - 1.51%				Retail Opportunity Investments Corp	191,599	4,062
Atwood Oceanics Inc (a)	127,632	1,552		Sabra Health Care REIT Inc	114,401	2,906
Bill Barrett Corp (a)	132,603	868		Saul Centers Inc	20,632	1,310
Carrizo Oil & Gas Inc (a)	107,321	3,795		Summit Hotel Properties Inc	153,131	2,424
Contango Oil & Gas Co (a)	39,855	323		Universal Health Realty Income Trust	21,930	1,362
Northern Oil and Gas Inc (a)	76,239	274		Urstadt Biddle Properties Inc	50,551	1,135
PDC Energy Inc (a)	97,698	7,224				$75,122
Synergy Resources Corp (a)	351,612	3,027		Retail - 5.87%
Unit Corp (a)	90,256	2,347		Abercrombie & Fitch Co	118,634	1,377
		$19,410		Asbury Automotive Group Inc (a)	34,570	2,268
Oil & Gas Services - 1.26%				Ascena Retail Group Inc (a)	297,037	1,429
Archrock Inc	122,061	1,782		Barnes & Noble Education Inc (a)	67,331	677
Bristow Group Inc	55,984	989		Barnes & Noble Inc	96,834	988
CARBO Ceramics Inc (a)	36,781	522		Big 5 Sporting Goods Corp	31,096	479
Era Group Inc (a)	34,138	535		Biglari Holdings Inc (a)	1,775	787
Exterran Corp (a)	54,826	1,701		BJ's Restaurants Inc (a)	33,840	1,203
Flotek Industries Inc (a)	94,432	998		Bob Evans Farms Inc/DE	34,648	1,955
Geospace Technologies Corp (a)	23,364	545		Buckle Inc/The	48,912	1,034
Gulf Island Fabrication Inc	23,599	328		Caleres Inc	76,073	2,339
Helix Energy Solutions Group Inc (a)	233,968	1,984		Cato Corp/The	43,986	1,117
Matrix Service Co (a)	46,512	1,042		Children's Place Inc/The	31,618	3,067
Newpark Resources Inc (a)	148,398	1,120		Chuy's Holdings Inc (a)	29,489	867
Pioneer Energy Services Corp (a)	134,509	847		Dave & Buster's Entertainment Inc (a)	65,606	3,573
SEACOR Holdings Inc (a)	28,262	2,079		DineEquity Inc	29,815	2,045
Tesco Corp (a)	81,346	700		El Pollo Loco Holdings Inc (a)	37,769	470
TETRA Technologies Inc (a)	201,583	1,000		Express Inc (a)	137,446	1,461
				EZCORP Inc (a)	84,949	841
		$16,172		Fiesta Restaurant Group Inc (a)	46,885	1,233
Packaging & Containers - 0.43%
KapStone Paper and Packaging Corp	154,142	3,696		Finish Line Inc/The	71,105	1,223
Multi-Color Corp	23,150	1,787		FirstCash Inc	85,033	3,631
				Five Below Inc (a)	96,210	3,834
		$5,483

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)				Software (continued)
Francesca's Holdings Corp (a)	66,473	$1,159		LivePerson Inc (a)	93,493	$682
Fred's Inc	61,544	897		ManTech International Corp/VA	44,445	1,731
Genesco Inc (a)	36,155	2,176		Medidata Solutions Inc (a)	95,922	4,752
Group 1 Automotive Inc	34,841	2,815		MicroStrategy Inc (a)	16,471	3,316
Guess? Inc	107,956	1,379		Monotype Imaging Holdings Inc	72,972	1,598
Haverty Furniture Cos Inc	33,464	729		Omnicell Inc (a)	64,016	2,298
Hibbett Sports Inc (a)	39,230	1,295		Progress Software Corp	85,182	2,387
Kirkland's Inc (a)	25,628	356		Quality Systems Inc (a)	80,549	1,209
Lithia Motors Inc	41,041	4,232		SPS Commerce Inc (a)	29,869	2,061
Lumber Liquidators Holdings Inc (a)	47,765	748		Synchronoss Technologies Inc (a)	73,876	2,846
MarineMax Inc (a)	43,272	928		Take-Two Interactive Software Inc (a)	151,740	8,141
Movado Group Inc	26,841	729		Tangoe Inc (a)	40,782	297
Ollie's Bargain Outlet Holdings Inc (a)	83,416	2,548				$45,481
PetMed Express Inc	35,983	762		Storage & Warehousing - 0.20%
Popeyes Louisiana Kitchen Inc (a)	36,332	2,296		Mobile Mini Inc	77,945	2,537
Red Robin Gourmet Burgers Inc (a)	22,540	1,072
Regis Corp (a)	61,482	856		Telecommunications - 2.25%
Ruby Tuesday Inc (a)	105,525	207		ADTRAN Inc	84,841	1,858
Ruth's Hospitality Group Inc	51,986	891		ATN International Inc	18,637	1,496
Shake Shack Inc (a)	31,492	1,112		Black Box Corp	26,554	354
Shoe Carnival Inc	23,251	594		CalAmp Corp (a)	63,690	957
Sonic Automotive Inc	46,056	1,078		Cincinnati Bell Inc (a)	73,670	1,691
Sonic Corp	80,215	1,997		Comtech Telecommunications Corp	41,241	443
Stein Mart Inc	54,259	199		Consolidated Communications Holdings Inc	88,798	2,336
Tailored Brands Inc	85,362	1,814		General Communication Inc (a)	46,588	937
Tile Shop Holdings Inc	57,884	1,105		Harmonic Inc (a)	137,344	728
Tuesday Morning Corp (a)	79,039	340		Inteliquent Inc	60,345	1,382
Vera Bradley Inc (a)	34,278	393		Iridium Communications Inc (a)	141,025	1,424
Vitamin Shoppe Inc (a)	41,740	904		Ixia (a)	110,841	2,156
Wingstop Inc	50,393	1,435		LogMeIn Inc	44,678	4,830
Zumiez Inc (a)	30,551	612		Lumos Networks Corp (a)	41,328	639
		$75,556		NETGEAR Inc (a)	57,987	3,299
Savings & Loans - 2.03%				Spok Holdings Inc	36,003	740
Astoria Financial Corp	159,868	3,023		Viavi Solutions Inc (a)	403,412	3,611
Banc of California Inc	86,828	1,372				$28,881
Bank Mutual Corp	73,658	703		Textiles - 0.53%
BofI Holding Inc (a)	100,976	2,979		G&K Services Inc	34,572	3,321
Brookline Bancorp Inc	123,644	1,947		UniFirst Corp/MA	27,038	3,458
Dime Community Bancshares Inc	54,626	1,169				$6,779
HomeStreet Inc (a)	40,925	1,072		Transportation - 1.75%
Northfield Bancorp Inc	78,723	1,421		ArcBest Corp	41,773	1,320
Northwest Bancshares Inc	177,584	3,031		Atlas Air Worldwide Holdings Inc (a)	43,842	2,313
Oritani Financial Corp	66,622	1,156		Celadon Group Inc	49,450	376
Provident Financial Services Inc	105,354	2,789		Echo Global Logistics Inc (a)	48,159	1,144
Sterling Bancorp/DE	229,296	5,469		Forward Air Corp	53,506	2,578
		$26,131		Heartland Express Inc	75,920	1,564
Semiconductors - 2.62%				Hornbeck Offshore Services Inc (a)	56,749	411
Brooks Automation Inc	120,992	2,108		Hub Group Inc (a)	58,190	2,581
Cabot Microelectronics Corp	42,468	2,867		Knight Transportation Inc	116,450	3,889
CEVA Inc (a)	37,218	1,316		Marten Transport Ltd	40,538	926
Cohu Inc	43,548	575		Matson Inc	75,098	2,678
Diodes Inc (a)	67,723	1,686		Roadrunner Transportation Systems Inc (a)	53,096	421
DSP Group Inc (a)	37,903	411		Saia Inc (a)	43,893	2,109
Exar Corp (a)	73,844	757		Tidewater Inc (a)	82,510	182
Kopin Corp (a)	106,513	340				$22,492
Kulicke & Soffa Industries Inc (a)	124,256	2,184		Trucking & Leasing - 0.17%
MKS Instruments Inc	93,943	6,191		Greenbrier Cos Inc/The	49,729	2,176
Nanometrics Inc (a)	43,677	1,123
Power Integrations Inc	51,082	3,627		Water - 0.44%
Rambus Inc (a)	193,622	2,513		American States Water Co	64,107	2,807
Rudolph Technologies Inc (a)	54,378	1,248		California Water Service Group	84,088	2,901
Semtech Corp (a)	115,061	3,791
Ultratech Inc (a)	41,449	1,074				$5,708
Veeco Instruments Inc (a)	71,187	1,833		TOTAL COMMON STOCKS		$1,262,098
				INVESTMENT COMPANIES - 2.07%	Shares Held	Value(000	's)
		$33,644		Exchange Traded Funds - 0.25%
Software - 3.54%				iShares Core S&P Small-Cap ETF	46,844	3,203
Blackbaud Inc	83,411	5,472
Bottomline Technologies de Inc (a)	64,072	1,648
Computer Programs & Systems Inc	18,741	423
CSG Systems International Inc	56,587	2,739
Digi International Inc (a)	45,511	594
Donnelley Financial Solutions Inc (a)	46,147	1,111
Ebix Inc	39,208	2,176

See accompanying notes

		Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2017 (unaudited)

INVESTMENT COMPANIES (continued)	Shares Held	Value (000's)
Money Market Funds - 1.82%
BlackRock Liquidity Funds FedFund Portfolio	23,401,204	$23,401

TOTAL INVESTMENT COMPANIES		$26,604
Total Investments		$1,288,702
Other Assets and Liabilities - (0.18)%		$(2,299)
TOTAL NET ASSETS - 100.00%		$1,286,403

(a) Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $1,409 or 0.11% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		23.45%
Consumer, Non-cyclical		17.95%
Industrial		17.36%
Consumer, Cyclical		14.82%
Technology		8.95%
Basic Materials		5.07%
Communications		4.95%
Energy		3.10%
Utilities		2.46%
Investment Companies		2.07%
Other Assets and Liabilities		(0.18)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short Contracts		Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2017	Long	307	$20,913	$20,868	$(45)
Total					$(45)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2017 (unaudited)

COMMON STOCKS - 95.10%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.01%				Banks - 14.22%
EVINE Live Inc (a)	5,584	$9		1st Constitution Bancorp	1,457	$24
Harte-Hanks Inc	38,509	60		1st Source Corp	29,570	1,334
Marchex Inc (a)	6,615	18		Access National Corp	1,684	45
MDC Partners Inc	6,254	40		ACNB Corp	1,235	37
		$127		Allegiance Bancshares Inc (a)	1,983	64
Aerospace & Defense - 0.84%				American National Bankshares Inc	2,748	97
AAR Corp	53,467	1,710		American River Bankshares	6,194	93
Aerojet Rocketdyne Holdings Inc (a)	3,885	70		Ameris Bancorp	1,196	54
Aerovironment Inc (a)	4,008	105		AmeriServ Financial Inc	24,724	98
Arotech Corp (a)	15,416	63		Ames National Corp	1,738	56
CPI Aerostructures Inc (a)	1,506	13		Arrow Financial Corp	6,143	217
Cubic Corp	23,715	1,128		ASB Bancorp Inc (a)	600	18
Curtiss-Wright Corp	13,996	1,372		Associated Banc-Corp	126,340	3,196
Ducommun Inc (a)	17,055	506		BancFirst Corp	1,065	101
Esterline Technologies Corp (a)	38,846	3,327		Bancorp Inc/The (a)	26,605	159
Kaman Corp	6,911	349		BancorpSouth Inc	46,756	1,388
KLX Inc (a)	12,704	622		Bank of Commerce Holdings	1,302	13
Kratos Defense & Security Solutions Inc (a)	70,840	583		Bank of Florida Corp (a),(b),(c)	6,269	—
Moog Inc (a)	9,861	650		Bank of Marin Bancorp	1,174	79
National Presto Industries Inc	837	89		Bankwell Financial Group Inc	1,139	33
SIFCO Industries Inc (a)	610	5		Banner Corp	23,135	1,299
Teledyne Technologies Inc (a)	4,716	580		Bar Harbor Bankshares	3,386	146
Triumph Group Inc	6,839	183		BCB Bancorp Inc	1,563	21
		$11,355		Blue Hills Bancorp Inc	16,443	313
Agriculture - 0.32%				BNC Bancorp	163,717	5,771
Alico Inc	1,729	46		Boston Private Financial Holdings Inc	73,964	1,220
Alliance One International Inc (a)	9,102	152		Bridge Bancorp Inc	3,389	123
Andersons Inc/The	24,571	928		Bryn Mawr Bank Corp	7,237	289
Tejon Ranch Co (a)	3,065	73		C&F Financial Corp	723	31
Turning Point Brands Inc (a)	918	12		Camden National Corp	3,239	135
Universal Corp/VA	42,523	2,891		Capital Bank Financial Corp	1,912	75
Vector Group Ltd	8,615	190		Capital City Bank Group Inc	14,127	293
				Capstar Financial Holdings Inc (a)	842	18
		$4,292
				Cardinal Financial Corp	12,907	405
Airlines - 0.31%				Carolina Bank Holdings Inc (a)	378	10
Copa Holdings SA	19,923	1,942
				Carolina Financial Corp	1,919	57
SkyWest Inc	63,309	2,241		CascadeBancorp(a)	14,452	115
		$4,183		Cass Information Systems Inc	1,378	91
Apparel - 0.77%				Cathay General Bancorp	39,604	1,443
Deckers Outdoor Corp (a)	20,173	1,162
Delta Apparel Inc (a)	8,340	157		CenterState Banks Inc	10,965	268
Iconix Brand Group Inc (a)	58,403	601		Central Pacific Financial Corp	18,601	582
Lakeland Industries Inc (a)	7,304	79		Central Valley Community Bancorp	2,852	58
Perry Ellis International Inc (a)	22,537	531		Century Bancorp Inc/MA	1,303	78
				Chemical Financial Corp	30,328	1,499
Rocky Brands Inc	8,535	108
Sequential BrandsGroup Inc (a)	11,212	52		Chemung Financial Corp	783	27
Steven Madden Ltd (a)	165,025	5,809		Citizens & Northern Corp	7,979	189
				Citizens First Corp	300	6
Superior Uniform Group Inc	8,321	142
Unifi Inc (a)	22,950	617		City Holding Co	1,962	128
				Civista Bancshares Inc	688	14
Weyco Group Inc	2,035	57		CNB Financial Corp/PA	4,117	97
Wolverine World Wide Inc	47,789	1,123		CoBiz Financial Inc	6,061	106
		$10,438		Codorus Valley Bancorp Inc	2,363	60
Automobile Manufacturers - 0.09%				Colony Bankcorp Inc	706	10
Blue Bird Corp (a)	1,368	23
Navistar International Corp (a)	6,382	174		Columbia Banking System Inc	7,974	317
				Community Bank System Inc	17,340	1,012
Wabash National Corp	60,700	1,071		Community Trust Bancorp Inc	69,974	3,237
		$1,268		Community West Bancshares	1,308	13
Automobile Parts & Equipment - 0.66%				ConnectOne Bancorp Inc	21,618	534
Cooper Tire & Rubber Co	65,233	2,365		County Bancorp Inc	614	17
Cooper-Standard Holdings Inc (a)	2,584	271		CU Bancorp (a)	4,484	162
Dana Inc	58,493	1,179		Customers Bancorp Inc (a)	8,085	278
Douglas Dynamics Inc	1,869	63		CVB Financial Corp	13,924	314
Meritor Inc (a)	17,787	257		Eagle Bancorp Inc (a)	1,614	99
Metaldyne Performance Group Inc	1,304	31		Eastern Virginia Bankshares Inc	851	9
Miller Industries Inc/TN	18,972	502		Enterprise Bancorp Inc/MA	1,698	57
Modine Manufacturing Co (a)	63,057	858		Enterprise Financial Services Corp	5,292	220
Spartan Motors Inc	60,193	475		Equity Bancshares Inc (a)	1,035	34
Standard Motor Products Inc	14,424	719		Evans Bancorp Inc	387	14
Strattec Security Corp	2,801	86		Farmers Capital Bank Corp	7,046	262
Superior Industries International Inc	46,584	1,074		Farmers National Banc Corp	4,880	62
Supreme Industries Inc	20,152	371		FCB Financial Holdings Inc (a)	7,238	340
Titan International Inc	40,566	539		Fidelity Southern Corp	7,020	163
Tower International Inc	3,849	101		Financial Institutions Inc	17,728	585
		$8,891		First Bancorp Inc/ME	1,979	53

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)				Banks (continued)
First BanCorp/Puerto Rico (a)	180,466	$1,213		Opus Bank	5,098	$104
First Bancorp/Southern Pines NC	19,178	561		Orrstown Financial Services Inc	1,412	31
First Bancshares Inc/The	1,620	45		Pacific Continental Corp	4,552	113
First Busey Corp	20,612	602		Paragon Commercial Corp (a)	309	14
First Business Financial Services Inc	6,992	169		Park National Corp	2,814	312
First Citizens BancShares Inc/NC	1,907	699		Park Sterling Corp	43,682	511
First Commonwealth Financial Corp	130,432	1,841		Patriot National Bancorp Inc (a)	212	3
First Community Bancshares Inc/VA	21,312	620		Peapack Gladstone Financial Corp	7,241	219
First Community Financial Partners Inc (a)	2,564	31		Penns Woods Bancorp Inc	911	42
First Connecticut Bancorp Inc/Farmington CT	8,284	188		Peoples Bancorp Inc/OH	18,439	573
First Financial Bancorp	454,965	12,535		Peoples Bancorp of North Carolina Inc	1,797	47
First Financial Bankshares Inc	3,321	142		Peoples Financial Services Corp	1,357	58
First Financial Corp/IN	7,053	341		People's Utah Bancorp	2,634	67
First Foundation Inc (a)	3,534	51		Pinnacle Financial Partners Inc	5,149	344
First Internet Bancorp	954	30		Popular Inc	34,526	1,534
First Interstate BancSystem Inc	10,366	427		Preferred Bank/Los Angeles CA	3,883	215
First Merchants Corp	380,154	14,571		Premier Financial Bancorp Inc	11,428	210
First Mid-Illinois Bancshares Inc	1,603	51		PrivateBancorp Inc	10,753	588
First Midwest Bancorp Inc/IL	145,606	3,535		Prosperity Bancshares Inc	234,661	17,044
First Northwest Bancorp (a)	3,253	48		Provident Bancorp Inc (a)	1,120	22
First of Long Island Corp/The	3,831	104		QCR Holdings Inc	2,319	97
First United Corp (a)	1,489	21		Renasant Corp	29,252	1,163
FNB Corp/PA	171,982	2,569		Republic Bancorp Inc/KY	10,166	352
Fulton Financial Corp	221,505	4,031		S&T Bancorp Inc	30,925	1,163
German American Bancorp Inc	4,350	209		Sandy Spring Bancorp Inc	34,660	1,420
Glacier Bancorp Inc	20,136	716		SB Financial Group Inc	2,685	48
Great Southern Bancorp Inc	2,269	114		Seacoast Banking Corp of Florida (a)	5,481	119
Great Western Bancorp Inc	23,645	1,011		Select Bancorp Inc (a)	2,142	22
Green Bancorp Inc (a)	10,445	179		Shore Bancshares Inc	3,481	56
Guaranty Bancorp	3,872	94		Sierra Bancorp	22,431	600
Guaranty Federal Bancshares Inc	541	11		Simmons First National Corp	4,487	270
Hancock Holding Co	84,245	3,862		South State Corp	3,263	292
Hanmi Financial Corp	7,561	250		Southern First Bancshares Inc (a)	1,444	51
Hawthorn Bancshares Inc	1,750	34		Southern National Bancorp of Virginia Inc	4,459	71
Heartland Financial USA Inc	4,732	222		Southside Bancshares Inc	5,958	204
Heritage Commerce Corp	8,710	123		Southwest Bancorp Inc	18,619	516
Heritage Financial Corp/WA	18,820	480		State Bank Financial Corp	4,762	126
Heritage Oaks Bancorp	4,620	63		Stock Yards Bancorp Inc	2,917	131
Hilltop Holdings Inc	58,173	1,592		Stonegate Bank	7,342	334
Home BancShares Inc/AR	3,852	104		Suffolk Bancorp	2,184	90
Hope Bancorp Inc	366,688	7,667		Summit Financial Group Inc	1,501	39
Horizon Bancorp/IN	3,576	92		Summit State Bank	804	13
IBERIABANK Corp	47,519	3,903		Sun Bancorp Inc/NJ	2,972	74
Independent Bank Corp/MI	16,701	351		Sussex Bancorp	1,215	26
Independent Bank Corp/Rockland MA	5,465	341		Synovus Financial Corp	6,243	260
Independent Bank Group Inc	2,246	140		TCF Financial Corp	89,008	1,544
International Bancshares Corp	77,391	2,871		Texas Capital Bancshares Inc (a)	8,370	691
Kearny Financial Corp/MD	90,335	1,377		TierOne Corp (a),(b),(c)	2,447	—
Lakeland Bancorp Inc	25,076	465		Tompkins Financial Corp	2,921	264
Lakeland Financial Corp	123,893	5,503		Towne Bank/Portsmouth VA	7,721	249
LCNB Corp	1,833	41		TriCo Bancshares	6,505	240
LegacyTexas Financial Group Inc	6,132	253		TriState Capital Holdings Inc (a)	11,539	256
Macatawa Bank Corp	12,024	123		Triumph Bancorp Inc (a)	3,469	94
MainSource Financial Group Inc	37,012	1,216		TrustCo Bank Corp NY	25,059	211
MB Financial Inc	69,327	3,087		Trustmark Corp	75,532	2,539
MBT Financial Corp	19,318	209		UMB Financial Corp	8,938	689
Mercantile Bank Corp	12,581	407		Umpqua Holdings Corp	118,517	2,170
Merchants Bancshares Inc/VT	1,102	56		Union Bankshares Corp	359,431	13,213
Mid Penn Bancorp Inc	119	3		Union Bankshares Inc/Morrisville VT	135	6
Middleburg Financial Corp	977	34		United Bancshares Inc/OH	900	20
Midland States Bancorp Inc	855	29		United Bankshares Inc/WV	8,994	403
MidSouth Bancorp Inc	743	11		United Community Banks Inc/GA	15,357	432
MidWestOne Financial Group Inc	3,160	112		United Security Bancshares/Fresno CA (a)	1,843	15
National Bank Holdings Corp	26,164	850		Unity Bancorp Inc	181	3
National Bankshares Inc	1,332	58		Univest Corp of Pennsylvania	25,373	714
National Commerce Corp (a)	1,654	62		Valley National Bancorp	191,321	2,317
NBT Bancorp Inc	19,199	783		Veritex Holdings Inc (a)	522	14
Nicolet Bankshares Inc (a)	1,492	72		Walker & Dunlop Inc (a)	5,236	164
Northeast Bancorp	1,364	19		Washington Trust Bancorp Inc	11,362	619
Northrim BanCorp Inc	9,342	264		WashingtonFirst Bankshares Inc	1,748	49
OFG Bancorp	97,841	1,296		Webster Financial Corp	97,289	5,110
Old Line Bancshares Inc	1,785	48		WesBanco Inc	37,104	1,540
Old National Bancorp/IN	479,634	8,514		West Bancorporation Inc	3,062	70
Old Second Bancorp Inc	17,243	186		Westamerica Bancorporation	3,401	193

See accompanying notes

Schedule of Investments SmallCap Value Fund II

January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)				Building Materials (continued)
Western New England Bancorp Inc	29,318	$285		Universal Forest Products Inc	17,444	$1,774
Wintrust Financial Corp	60,710	4,347				$15,804
Xenith Bankshares Inc (a)	869	23		Chemicals - 1.15%
Yadkin Financial Corp	6,856	219		A Schulman Inc	20,558	710
		$192,088		Aceto Corp	7,818	149
Beverages - 0.02%				AdvanSix Inc (a)	88,475	2,273
Craft Brew Alliance Inc (a)	7,888	120		AgroFresh Solutions Inc (a)	5,206	14
MGP Ingredients Inc	5,023	213		American Vanguard Corp	53,255	915
		$333		Cabot Corp	796	44
Biotechnology - 0.27%				Calgon Carbon Corp	16,232	258
Acorda Therapeutics Inc (a)	6,639	136		Chemours Co/The	7,206	190
Adverum Biotechnologies Inc (a)	3,940	11		Chemtura Corp (a)	4,306	143
Agenus Inc (a)	2,155	9		CSW Industrials Inc (a)	2,654	97
AMAG Pharmaceuticals Inc (a)	4,228	102		GCP Applied Technologies Inc (a)	1,477	40
Aratana Therapeutics Inc (a)	944	8		Hawkins Inc	1,459	78
Ardelyx Inc (a)	4,527	54		Huntsman Corp	26,600	542
ARIAD Pharmaceuticals Inc (a)	1,848	44		Ingevity Corp (a)	1,121	62
Arrowhead Pharmaceuticals Inc (a)	694	1		Innophos Holdings Inc	8,581	418
Atara Biotherapeutics Inc (a)	3,747	50		Innospec Inc	20,635	1,473
Audentes Therapeutics Inc (a)	199	3		KMG Chemicals Inc	1,033	38
Bellicum Pharmaceuticals Inc (a)	1,202	16		Koppers Holdings Inc (a)	1,762	71
BioCryst Pharmaceuticals Inc (a)	2,440	15		Kraton Corp (a)	33,066	888
Bluebird Bio Inc (a)	4,477	334		Kronos Worldwide Inc	17,925	237
Celldex Therapeutics Inc (a)	16,369	53		Landec Corp (a)	27,378	345
Cellular Biomedicine Group Inc (a)	635	8		Minerals Technologies Inc	16,470	1,320
Corvus Pharmaceuticals Inc (a)	481	7		Oil-Dri Corp of America	991	33
Dimension Therapeutics Inc (a)	1,308	3		Olin Corp	85,616	2,245
Edge Therapeutics Inc (a)	1,711	16		OMNOVA Solutions Inc (a)	3,335	30
Emergent BioSolutions Inc (a)	1,582	48		Platform Specialty Products Corp (a)	31,152	378
Endocyte Inc (a)	6,834	15		Quaker Chemical Corp	883	113
Enzo Biochem Inc (a)	12,542	84		Rayonier Advanced Materials Inc	3,499	47
Epizyme Inc (a)	1,978	21		Sensient Technologies Corp	2,511	193
Esperion Therapeutics Inc (a)	2,451	30		Stepan Co	10,512	821
Exelixis Inc (a)	15,247	276		Tronox Ltd	108,578	1,359
Five Prime Therapeutics Inc (a)	26,728	1,224				$15,524
Harvard Bioscience Inc (a)	7,272	22		Coal - 0.13%
Idera Pharmaceuticals Inc (a)	1,268	2		Cloud Peak Energy Inc (a)	41,497	236
Immunomedics Inc (a)	1,313	6		CONSOL Energy Inc	24,871	421
Innoviva Inc (a)	1,221	13		Hallador Energy Co	10,633	100
Karyopharm Therapeutics Inc (a)	3,714	38		SunCoke Energy Inc (a)	107,553	949
Medicines Co/The (a)	773	28		Westmoreland Coal Co (a)	3,781	69
Merrimack Pharmaceuticals Inc (a)	7,965	25				$1,775
Momenta Pharmaceuticals Inc (a)	8,767	166		Commercial Services - 5.67%
NewLink Genetics Corp (a)	878	11		Aaron's Inc	98,039	3,033
Otonomy Inc (a)	4,116	60		ABM Industries Inc	13,267	536
OvaScience Inc (a)	4,651	7		Albany Molecular Research Inc (a)	277,789	5,112
PDL BioPharma Inc	55,499	122		AMERCO	6,657	2,508
PharmAthene Inc	14,708	46		American Public Education Inc (a)	19,560	475
PTC Therapeutics Inc (a)	5,697	75		AMN Healthcare Services Inc (a)	117,525	4,213
REGENXBIO Inc (a)	3,470	64		Apollo Education Group Inc (a)	11,632	116
Retrophin Inc (a)	6,305	124		ARC Document Solutions Inc (a)	29,737	140
Rigel Pharmaceuticals Inc (a)	3,392	7		Ascent Capital Group Inc (a)	14,739	228
RTI Surgical Inc (a)	41,661	136		AstroNova Inc	9,156	128
Selecta Biosciences Inc (a)	177	2		Avalon Holdings Corp (a)	3,917	11
Spectrum Pharmaceuticals Inc (a)	9,475	44		B. Riley Financial Inc	1,782	34
Stemline Therapeutics Inc (a)	2,409	25		Booz Allen Hamilton Holding Corp	273,650	9,255
Syndax Pharmaceuticals Inc (a)	423	3		Bridgepoint Education Inc (a)	8,178	87
Trovagene Inc (a)	397	1		CAI International Inc (a)	32,730	528
Versartis Inc (a)	4,989	71		Cambium Learning Group Inc (a)	16,138	81
		$3,666		Capella Education Co	658	56
Building Materials - 1.17%				Cardtronics PLC (a)	925	50
Armstrong Flooring Inc (a)	14,823	312		Career Education Corp (a)	52,380	512
Boise Cascade Co (a)	30,603	759		Carriage Services Inc	10,127	262
Continental Building Products Inc (a)	195,425	4,544		Cartesian Inc (a)	650	1
Continental Materials Corp (a)	657	20		CBIZ Inc (a)	63,050	826
Cree Inc (a)	75,464	2,081		CDI Corp (a)	13,382	115
Gibraltar Industries Inc (a)	25,881	1,136		Civeo Corp (a)	5,739	20
Griffon Corp	42,957	1,093		CPI Card Group Inc	3,274	15
JELD-WEN Holding Inc (a)	72,150	1,953		CRA International Inc	18,412	612
Louisiana-Pacific Corp (a)	36,344	696		Cross Country Healthcare Inc (a)	12,822	186
LSI Industries Inc	24,204	230		DeVry Education Group Inc	70,592	2,365
Quanex Building Products Corp	25,827	510		Edgewater Technology Inc (a)	10,657	75
Simpson Manufacturing Co Inc	15,992	696		Ennis Inc	108,553	1,834

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Commercial Services (continued)				Computers (continued)
Everi Holdings Inc (a)	38,863	$115		Unisys Corp (a)	5,129	$66
EVERTEC Inc	9,265	158		Virtusa Corp (a)	163,926	4,177
Franklin Covey Co (a)	6,052	106		Vocera Communications Inc (a)	1,537	32
FTI Consulting Inc (a)	52,833	2,227				$35,568
Graham Holdings Co	1,225	636		Consumer Products - 0.32%
Great Lakes Dredge & Dock Corp (a)	69,246	360		ACCO Brands Corp (a)	122,898	1,567
Green Dot Corp (a)	9,073	243		Acme United Corp	1,796	44
Hackett Group Inc/The	1,719	28		Central Garden & Pet Co (a)	15,919	523
Heidrick & Struggles International Inc	16,338	365		Central Garden & Pet Co - A Shares (a)	44,044	1,356
Hudson Global Inc	611	1		CSS Industries Inc	12,898	317
Huron Consulting Group Inc (a)	5,478	248		Helen of Troy Ltd (a)	4,907	458
ICF International Inc (a)	168,243	8,749				$4,265
INC Research Holdings Inc (a)	67,775	3,592		Cosmetics & Personal Care - 0.11%
K12 Inc (a)	57,150	1,139		Avon Products Inc (a)	226,505	1,330
KAR Auction Services Inc	258,525	11,776		CCA Industries Inc (a)	500	1
Kelly Services Inc	65,808	1,474		elf Beauty Inc (a)	1,066	27
Korn/Ferry International	67,384	1,958		Inter Parfums Inc	1,825	62
Landauer Inc	2,205	113		Revlon Inc (a)	2,620	87
Liberty Tax Inc	611	8				$1,507
McGrath RentCorp	20,937	802		Distribution & Wholesale - 1.39%
MoneyGram International Inc (a)	5,518	70		ADDvantage Technologies Group Inc (a)	3,841	7
National Research Corp	379	7		Anixter International Inc (a)	18,660	1,596
Navigant Consulting Inc (a)	72,460	1,790		Beacon Roofing Supply Inc (a)	9,619	421
Neff Corp (a)	1,359	21
Perceptron Inc (a)	6,585	43		Core-Mark Holding Co Inc	15,263	533
				Essendant Inc	64,139	1,339
Quad/Graphics Inc	20,983	549		Fossil Group Inc (a)	13,268	339
Quanta Services Inc (a)	23,861	856		G-III Apparel Group Ltd (a)	1,161	30
RCM Technologies Inc (a)	13,071	79
				H&E Equipment Services Inc	3,400	88
Rent-A-Center Inc/TX	18,122	162		ScanSource Inc (a)	37,091	1,467
Resources Connection Inc	25,889	432		Systemax Inc	2,788	24
RPX Corp (a)	52,723	573		Titan Machinery Inc (a)	4,132	57
ServiceSource International Inc (a)	4,226	22
(a)				Triton International Ltd/Bermuda	36,911	899
Sotheby's	2,858	114		Veritiv Corp (a)	7,793	437
SP Plus Corp (a)	404	11		WESCO International Inc (a)	162,846	11,513
Strayer Education Inc (a)	2,923	236
Team Inc (a)	70,799	2,379				$18,750
				Diversified Financial Services - 1.36%
Travelport Worldwide Ltd	4,024	58		AeroCentury Corp (a)	423	4
TrueBlue Inc (a)	10,953	271
Universal Security Instruments Inc (a)	1,000	4		Air Lease Corp	54,033	1,966
Vectrus Inc (a)	2,488	56		Aircastle Ltd	23,213	517
				Arlington Asset Investment Corp	4,343	65
Viad Corp	27,920	1,224
Volt InformationSciences Inc (a)	13,617	112		Associated Capital Group Inc	3,652	128
				Asta Funding Inc (a)	11,856	121
Weight Watchers International Inc (a)	565	7
				Atlanticus Holdings Corp (a)	14,485	41
		$76,588		Calamos Asset Management Inc	40,496	341
Computers - 2.63%				California First National Bancorp	3,922	63
Agilysys Inc (a)	31,433	306		Cowen Group Inc (a)	30,119	452
CACI International Inc (a)	117,088	14,378		Encore Capital Group Inc (a)	3,243	100
Ciber Inc (a)	89,262	39		Enova International Inc (a)	6,813	96
Cogint Inc (a)	2,600	10
				FBR & Co	11,277	161
Convergys Corp	113,656	2,822		Federal Agricultural Mortgage Corp	10,869	605
Diebold Nixdorf Inc	6,340	172		FNFV Group (a)	8,971	117
DMC Global Inc	5,141	82		GAIN Capital Holdings Inc	17,389	131
Engility Holdings Inc (a)	152,252	4,465
Imation Corp (a)	29,492	24		GAMCO Investors Inc	5,398	157
Immersion Corp (a)	3,653	38		Greenhill & Co Inc	22,985	679
Insight Enterprises Inc (a)	50,428	1,873		Hannon Armstrong Sustainable Infrastructure	9,379	171
				Capital Inc
Key Tronic Corp(a)	16,991	135		Impac Mortgage Holdings Inc (a)	1,739	24
KEYW Holding Corp/The (a)	6,398	64		INTL. FCStone Inc (a)	5,251	194
Mentor Graphics Corp	22,040	813		Investment Technology Group Inc	6,602	133
Mercury Systems Inc (a)	5,773	194
				Janus Capital Group Inc	129,430	1,618
MTS Systems Corp	5,748	334		KCG Holdings Inc (a)	77,331	1,081
NCI Inc	1,721	22		Ladder Capital Corp	7,221	98
NetScout Systems Inc (a)	50,989	1,698
				Legg Mason Inc	14,050	445
NeuStar Inc(a)	10,584	351		LendingClub Corp (a)	25,219	156
PAR Technology Corp (a)	9,256	60
Qualstar Corp (a)	769	3		Manning & Napier Inc	33,996	236
Qumu Corp (a)	1,087	3		Marlin Business Services Corp	14,468	333
				Medley Management Inc	1,231	12
Radisys Corp(a)	5,005	22		Nationstar Mortgage Holdings Inc (a)	3,003	54
Silver Spring Networks Inc (a)	6,435	82
StarTek Inc (a)	11,737	102		Nelnet Inc	27,387	1,343
				NewStar Financial Inc	57,407	510
Stratasys Ltd(a)	3,461	68		Ocwen Financial Corp (a)	17,614	93
Super Micro Computer Inc (a)	21,332	564
(a)				OM Asset Management PLC	13,320	188
Sykes Enterprises Inc	60,433	1,688		OneMain Holdings Inc (a)	903	20
Tessera Holding Corp	19,496	881

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Diversified Financial Services (continued)				Electronics (continued)
Oppenheimer Holdings Inc	20,655	$354		NVE Corp	3,596	$279
PennyMac Financial Services Inc	11,389	193		OSI Systems Inc (a)	2,415	180
PHH Corp (a)	7,230	105		Park Electrochemical Corp	7,947	146
Piper Jaffray Cos	14,870	1,048		Plexus Corp (a)	63,783	3,463
PJT Partners Inc	3,222	102		Rogers Corp (a)	15,597	1,247
PRA Group Inc (a)	9,144	364		Sanmina Corp (a)	93,918	3,658
Pzena Investment Management Inc	12,886	128		Sparton Corp (a)	7,018	152
Regional Management Corp (a)	11,633	291		Stoneridge Inc (a)	6,135	101
Stifel Financial Corp (a)	27,714	1,395		SYNNEX Corp	36,805	4,424
Virtu Financial Inc	531	9		Sypris Solutions Inc (a)	37,183	34
Virtus Investment Partners Inc	3,350	365		Tech Data Corp (a)	52,391	4,483
Waddell & Reed Financial Inc	84,101	1,518		TTM Technologies Inc (a)	128,592	1,906
World Acceptance Corp (a)	1,216	60		Vishay Intertechnology Inc	217,032	3,602
		$18,385		Vishay Precision Group Inc (a)	18,529	309
Electric - 1.41%				Watts Water Technologies Inc	261	17
ALLETE Inc	18,612	1,216		ZAGG Inc (a)	28,071	188
Ameresco Inc (a)	10,111	52				$37,732
Atlantic Power Corp (a)	26,067	62		Energy - Alternate Sources - 0.32%
Atlantica Yield PLC	8,110	174		Clean Energy Fuels Corp (a)	53,850	139
Avista Corp	16,118	623		FutureFuel Corp	48,629	631
Black Hills Corp	7,080	443		Green Plains Inc	75,976	1,710
Dynegy Inc (a)	80,541	769		Pacific Ethanol Inc (a)	30,818	219
El Paso Electric Co	15,429	708		Pattern Energy Group Inc	1,782	35
EnerNOC Inc (a)	692	4		Renewable Energy Group Inc (a)	129,239	1,125
Genie Energy Ltd (a)	8,028	46		REX American Resources Corp (a)	1,428	119
IDACORP Inc	9,698	776		Sunrun Inc (a)	10,982	58
MGE Energy Inc	10,840	690		TerraForm Global Inc	16,601	73
NorthWestern Corp	129,608	7,402		TerraForm Power Inc (a)	12,145	144
NRG Yield Inc - A Shares	6,462	105		TPI Composites Inc (a)	1,119	22
NRG Yield Inc - C Shares	8,898	151		Vivint Solar Inc (a)	3,980	12
Ormat Technologies Inc	56,541	3,036				$4,287
Otter Tail Corp	16,005	606		Engineering & Construction - 0.82%
PNM Resources Inc	10,961	377		Aegion Corp (a)	44,757	1,041
Portland General Electric Co	35,258	1,538		EMCOR Group Inc	22,115	1,541
Unitil Corp	7,510	343		ENGlobal Corp (a)	18,947	53
		$19,121		Goldfield Corp/The (a)	4,043	24
Electrical Components & Equipment - 0.55%				Granite Construction Inc	22,796	1,280
Advanced Energy Industries Inc (a)	270	16		Hill International Inc (a)	24,773	134
American Superconductor Corp (a)	2,248	16		IES Holdings Inc (a)	401	8
Encore Wire Corp	19,107	807		KBR Inc	14,098	240
EnerSys	6,038	471		Layne Christensen Co (a)	9,262	97
General Cable Corp	20,572	418		MasTec Inc (a)	47,828	1,782
Graham Corp	11,055	245		MYR Group Inc (a)	13,810	531
Insteel Industries Inc	401	15		NV5 Global Inc (a)	501	20
Littelfuse Inc	29,928	4,720		Orion Group Holdings Inc (a)	32,834	344
Novanta Inc (a)	4,425	99		Sterling Construction Co Inc (a)	3,250	30
Powell Industries Inc	9,208	354		TopBuild Corp (a)	32,821	1,218
SPX Corp (a)	7,451	186		Tutor Perini Corp (a)	83,080	2,476
Ultralife Corp (a)	14,398	79		VSE Corp	8,584	320
		$7,426				$11,139
Electronics - 2.79%				Entertainment - 0.59%
Applied Optoelectronics Inc (a)	3,160	97		AMC Entertainment Holdings Inc	16,119	544
AVX Corp	133,254	2,159		Caesars Acquisition Co (a)	8,872	133
Ballantyne Strong Inc (a)	8,901	65		Dover Motorsports Inc	3,447	8
Bel Fuse Inc	8,946	284		Eldorado Resorts Inc (a)	9,774	152
Benchmark Electronics Inc (a)	87,332	2,672		Eros International PLC (a)	5,296	63
Brady Corp	32,057	1,165		Golden Entertainment Inc	1,797	20
Coherent Inc (a)	3,994	630		International Game Technology PLC	5,173	137
Control4 Corp (a)	4,164	45		International Speedway Corp	27,345	1,002
CTS Corp	55,841	1,201		Marriott Vacations Worldwide Corp	29,654	2,565
CyberOptics Corp (a)	7,092	255		National CineMedia Inc	13,262	194
Electro Scientific Industries Inc (a)	22,219	146		Penn National Gaming Inc (a)	33,314	459
ESCO Technologies Inc	25,713	1,497		Pinnacle Entertainment Inc (a)	93,325	1,437
FARO Technologies Inc (a)	10,700	397		RCI Hospitality Holdings Inc	10,679	187
Frequency Electronics Inc (a)	11,821	131		Reading International Inc (a)	2,471	40
GoPro Inc (a)	13,830	149		Speedway Motorsports Inc	50,234	1,080
II-VI Inc (a)	40,767	1,487				$8,021
IntriCon Corp (a)	448	3		Environmental Control - 0.25%
Kemet Corp (a)	28,632	199		Casella Waste Systems Inc (a)	7,399	85
Kimball Electronics Inc (a)	39,108	669		CECO Environmental Corp	18,101	237
Knowles Corp (a)	12,132	219		Covanta Holding Corp	58,516	942
LGL Group Inc/The (a)	410	2		Fuel Tech Inc (a)	1,539	2
Methode Electronics Inc	1,687	71		Heritage-Crystal Clean Inc (a)	2,381	36

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Environmental Control (continued)				Healthcare - Products (continued)
MSA Safety Inc	1,343	$96		Digirad Corp	15,358	$78
Tetra Tech Inc	42,921	1,876		Exactech Inc (a)	8,242	203
TRC Cos Inc (a)	17,494	163		Haemonetics Corp (a)	9,720	387
		$3,437		Halyard Health Inc (a)	16,272	626
Food - 1.78%				Hanger Inc (a)	4,332	52
AMCON Distributing Co	191	20		ICU Medical Inc (a)	1,042	143
Cal-Maine Foods Inc	939	39		Integer Holdings Corp (a)	24,157	783
Chefs' Warehouse Inc/The (a)	525	9		Integra LifeSciences Holdings Corp (a)	83,375	3,479
Darling Ingredients Inc (a)	152,595	1,831		Invacare Corp	32,925	378
Dean Foods Co	28,490	565		K2M Group Holdings Inc (a)	3,228	66
Fairway Group Holdings Corp (a),(c)	19,332	—		LeMaitre Vascular Inc	1,485	34
Fresh Del Monte Produce Inc	79,080	4,527		LivaNova PLC (a)	300	14
Hostess Brands Inc (a)	371,850	5,314		Luminex Corp (a)	5,345	108
Ingles Markets Inc	18,661	844		Meridian Bioscience Inc	18,269	239
John B Sanfilippo & Son Inc	17,109	1,126		Merit Medical Systems Inc (a)	15,834	403
Lancaster Colony Corp	4,655	610		Misonix Inc (a)	9,679	103
Post Holdings Inc (a)	12,019	1,006		Nuvectra Corp (a)	3,849	30
Sanderson Farms Inc	8,367	761		OraSure Technologies Inc (a)	14,435	127
Seaboard Corp	59	227		Orthofix International NV (a)	6,505	234
Seneca Foods Corp - Class A (a)	20,310	728		Quidel Corp (a)	384	7
Seneca Foods Corp - Class B (a)	39	2		Tactile Systems Technology Inc (a)	357	6
Smart & Final Stores Inc (a)	3,112	45		VWR Corp (a)	424,050	10,987
Snyder's-Lance Inc	47,657	1,829		Wright Medical Group NV (a)	14,142	356
SpartanNash Co	48,701	1,844				$22,618
SUPERVALU Inc (a)	36,693	144		Healthcare - Services - 2.07%
TerraVia Holdings Inc (a)	13,816	13		Addus HomeCare Corp (a)	6,852	234
United Natural Foods Inc (a)	38,900	1,778		Almost Family Inc (a)	9,989	472
Village Super Market Inc	4,853	147		Amedisys Inc (a)	3,896	178
Weis Markets Inc	10,536	626		American Renal Associates Holdings Inc (a)	355	7
		$24,035		American Shared Hospital Services (a)	2,738	12
Food Service - 0.00%				Brookdale Senior Living Inc (a)	69,720	1,044
AdvancePierre Foods Holdings Inc	1,635	45		Community Health Systems Inc (a)	15,013	96
				Ensign Group Inc/The	2,285	46
Forest Products & Paper - 0.53%				Envision Healthcare Corp (a)	190,362	12,945
Clearwater Paper Corp (a)	6,260	394		Five Star Quality Care Inc (a)	16,385	47
Domtar Corp	54,722	2,391		Genesis Healthcare Inc (a)	4,293	18
Mercer International Inc	51,746	618		Kindred Healthcare Inc	72,571	482
Neenah Paper Inc	8,010	658		LHC Group Inc (a)	23,123	1,160
PH Glatfelter Co	61,583	1,504		LifePoint Health Inc (a)	39,253	2,330
Resolute Forest Products Inc (a)	70,441	387		Magellan Health Inc (a)	36,203	2,713
Schweitzer-Mauduit International Inc	25,950	1,150		Medcath Corp of Delaware (a),(b),(c)	31,637	—
		$7,102		Medpace Holdings Inc (a)	520	18
Gas - 1.33%				Molina Healthcare Inc (a)	7,084	402
Chesapeake Utilities Corp	1,875	123		National HealthCare Corp	3,611	270
Delta Natural Gas Co Inc	1,341	35		Nobilis Health Corp (a)	10,669	23
New Jersey Resources Corp	10,796	407		Providence Service Corp/The (a)	277	11
Northwest Natural Gas Co	10,878	641		Quorum Health Corp (a)	9,557	84
ONE Gas Inc	16,650	1,076		Select Medical Holdings Corp (a)	88,820	1,105
South Jersey Industries Inc	16,781	554		Surgery Partners Inc (a)	111,363	2,060
Southwest Gas Holdings Inc	13,970	1,125		Tivity Health Inc (a)	26,122	670
Spire Inc	78,347	5,093		Triple-S Management Corp (a)	61,872	1,183
Vectren Corp	149,050	8,181		Universal American Corp (a)	35,272	351
WGL Holdings Inc	9,365	767				$27,961
		$18,002		Home Builders - 0.89%
Hand & Machine Tools - 1.06%				AMREP Corp (a)	1,173	8
Franklin Electric Co Inc	141,223	5,698		AV Homes Inc (a)	14,062	248
Hardinge Inc	15,489	164		Beazer Homes USA Inc (a)	18,079	258
Kennametal Inc	44,674	1,597		CalAtlantic Group Inc	8,410	293
Lincoln Electric Holdings Inc	52,400	4,368		Century Communities Inc (a)	15,022	341
LS Starrett Co/The	5,475	60		Green Brick Partners Inc (a)	14,736	142
Milacron Holdings Corp (a)	409	7		Hovnanian Enterprises Inc (a)	23,446	56
Regal Beloit Corp	32,627	2,369		KB Home	30,546	501
				LGI Homes Inc (a)	332	10
		$14,263		M/I Homes Inc (a)	71,821	1,806
Healthcare - Products - 1.67%
Alere Inc (a)	32,133	1,189		MDC Holdings Inc	87,521	2,366
AnalogicCorp	2,349	182		Meritage Homes Corp (a)	47,920	1,761
AngioDynamics Inc (a)	48,906	787		New Home Co Inc/The (a)	3,036	32
AtriCure Inc (a)	1,302	21		Orleans Homebuilders Inc (a),(b),(c)	7,702	—
BioTelemetry Inc (a)	1,440	33		PICO Holdings Inc (a)	17,336	247
Cerus Corp (a)	2,922	12		Taylor Morrison Home Corp (a)	11,754	228
CONMED Corp	30,154	1,345		TRI Pointe Group Inc (a)	217,953	2,674
CryoLife Inc(a)	4,553	87		UCP Inc (a)	6,325	71
Cutera Inc (a)	6,458	119		WCI Communities Inc (a)	18,984	445
				William Lyon Homes (a)	29,564	522

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Home Builders (continued)				Insurance (continued)
Winnebago Industries Inc	1,840	$58		State National Cos Inc	5,453	$75
		$12,067		Stewart Information Services Corp	15,067	658
Home Furnishings - 1.10%				Third Point Reinsurance Ltd (a)	86,335	989
American Woodmark Corp (a)	78,100	5,561		Unico American Corp (a)	5,796	57
Bassett Furniture Industries Inc	12,577	354		United Fire Group Inc	40,696	1,922
Daktronics Inc	28,094	285		United Insurance Holdings Corp	3,639	49
Ethan Allen Interiors Inc	9,356	273		Universal Insurance Holdings Inc	4,177	109
Flexsteel Industries Inc	8,888	452				$98,627
Hooker Furniture Corp	14,882	494		Internet - 0.45%
La-Z-Boy Inc	258,050	7,380		1-800-Flowers.com Inc (a)	4,187	38
Stanley Furniture Co Inc	8,033	8		Autobytel Inc (a)	1,460	20
VOXX International Corp (a)	21,664	91		Bankrate Inc (a)	150,666	1,643
		$14,898		Blucora Inc (a)	51,378	776
Housewares - 0.05%				Boingo Wireless Inc (a)	2,495	29
Libbey Inc	3,815	65		ChannelAdvisor Corp (a)	5,307	74
Lifetime Brands Inc	15,538	232		Chegg Inc (a)	8,240	59
NACCO Industries Inc	5,038	372		ePlus Inc (a)	5,876	658
		$669		FTD Cos Inc (a)	25,986	597
Insurance - 7.30%				Global Eagle Entertainment Inc (a)	7,229	45
Allied World Assurance Co Holdings AG	8,723	463		Global Sources Ltd (a)	1,752	16
Ambac Financial Group Inc (a)	61,512	1,288		Limelight Networks Inc (a)	13,163	29
American Equity Investment Life Holding Co	107,768	2,543		Liquidity Services Inc (a)	34,921	341
American National Insurance Co	1,810	211		MeetMe Inc (a)	30,046	148
AMERISAFE Inc	1,724	109		New Media Investment Group Inc	33,080	504
Argo Group International Holdings Ltd	40,084	2,564		PC-Tel Inc	47	—
Aspen Insurance Holdings Ltd	209,757	11,830		Perficient Inc (a)	4,283	76
Atlantic American Corp	7,236	27		QuinStreet Inc (a)	6,842	24
Atlas Financial Holdings Inc (a)	1,877	32		RealNetworks Inc (a)	14,774	79
Baldwin & Lyons Inc	24,856	596		Reis Inc	9,502	190
Blue Capital Reinsurance Holdings Ltd	1,443	28		RetailMeNot Inc (a)	42,283	382
Brown & Brown Inc	238,350	10,042		Rubicon Project Inc/The (a)	36,445	308
Citizens Inc/TX (a)	8,513	79		TechTarget Inc (a)	2,312	20
CNO Financial Group Inc	238,674	4,513		TheStreet Inc (a)	28,307	23
Donegal Group Inc	20,645	340		Trade Desk Inc/The (a)	804	24
EMC Insurance Group Inc	21,295	621		VASCO Data Security International Inc (a)	574	9
Employers Holdings Inc	38,180	1,391				$6,112
Endurance Specialty Holdings Ltd	1,979	183		Investment Companies - 1.08%
Enstar Group Ltd (a)	2,308	447		Acacia Research Corp (a)	9,398	55
FBL Financial Group Inc	48,365	3,375		FS Investment Corp	769,550	7,926
Federated National Holding Co	20,690	379		Real Industry Inc (a)	2,218	12
Fidelity & Guaranty Life	2,423	58		TCP Capital Corp	397,600	6,505
First Acceptance Corp (a)	19,254	31		Tiptree Inc	4,713	31
First American Financial Corp	331,592	12,462				$14,529
Genworth Financial Inc (a)	508,690	1,709		Iron & Steel - 1.43%
Global Indemnity Ltd (a)	18,300	723		AK Steel Holding Corp (a)	58,499	473
Greenlight Capital Re Ltd (a)	12,889	291		Allegheny Technologies Inc	14,990	326
Hallmark Financial Services Inc (a)	36,388	399		Carpenter Technology Corp	59,709	2,390
Hanover Insurance Group Inc/The	42,480	3,566		Cliffs Natural Resources Inc (a)	42,110	369
HCI Group Inc	9,301	384		Commercial Metals Co	159,625	3,261
Heritage Insurance Holdings Inc	22,328	317		Friedman Industries Inc	7,610	52
Horace Mann Educators Corp	68,534	2,834		Reliance Steel & Aluminum Co	132,975	10,591
Independence Holding Co	18,054	360		Ryerson Holding Corp (a)	3,270	35
Infinity Property & Casualty Corp	9,873	857		Schnitzer Steel Industries Inc	62,375	1,475
Investors Title Co	1,702	206		Shiloh Industries Inc (a)	16,781	201
James River Group Holdings Ltd	2,665	106		Universal Stainless & Alloy Products Inc (a)	6,060	102
Kemper Corp	72,799	3,145				$19,275
Kinsale Capital Group Inc	1,171	34		Leisure Products & Services - 0.64%
Maiden Holdings Ltd	91,575	1,626		Acushnet Holdings Corp (a)	1,933	36
MBIA Inc (a)	155,344	1,584		Arctic Cat Inc (a)	4,293	81
MGIC Investment Corp (a)	206,474	2,199		Callaway Golf Co	13,796	156
National General Holdings Corp	2,739	67		Camping World Holdings Inc	399	13
National Security Group Inc/The	369	6		Escalade Inc	3,685	48
National Western Life Group Inc	5,916	1,734		Intrawest Resorts Holdings Inc (a)	7,566	156
Navigators Group Inc/The	42,878	2,407		Johnson Outdoors Inc	9,425	326
NMI Holdings Inc (a)	55,221	597		Liberty TripAdvisor Holdings Inc (a)	57,279	1,028
OneBeacon Insurance Group Ltd	8,452	137		Vista Outdoor Inc (a)	235,907	6,796
Radian Group Inc	142,596	2,624				$8,640
RenaissanceRe Holdings Ltd	58,101	7,920		Lodging - 0.32%
RLI Corp	917	55		Belmond Ltd (a)	129,021	1,786
Safety Insurance Group Inc	19,353	1,387		Caesars Entertainment Corp (a)	10,063	90
Security National Financial Corp (a)	985	7		Century Casinos Inc (a)	5,544	39
Selective Insurance Group Inc	67,354	2,809		Full House Resorts Inc (a)	551	1
State Auto Financial Corp	42,202	1,066		ILG Inc	52,087	987

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Lodging (continued)				Media (continued)
La Quinta Holdings Inc (a)	17,287	$245		Value Line Inc	371	$7
Marcus Corp/The	27,427	813				$11,722
Monarch Casino & Resort Inc (a)	2,046	49		Metal Fabrication & Hardware - 1.02%
Red Lion Hotels Corp (a)	34,421	276		Ampco-Pittsburgh Corp	9,317	140
		$4,286		Atkore International Group Inc (a)	333,309	8,906
Machinery - Construction & Mining - 0.45%				Chicago Rivet & Machine Co	1,070	51
Astec Industries Inc	10,561	739		CIRCOR International Inc	2,281	142
Babcock & Wilcox Enterprises Inc (a)	28,546	475		Eastern Co/The	2,538	50
Hyster-Yale Materials Handling Inc	5,014	309		Global Brass & Copper Holdings Inc	58,606	1,943
Joy Global Inc	20,674	581		Haynes International Inc	6,733	277
Oshkosh Corp	34,043	2,370		Lawson Products Inc/DE (a)	6,858	177
Terex Corp	51,220	1,629		Mueller Industries Inc	2,211	89
		$6,103		Northwest Pipe Co (a)	6,892	132
Machinery - Diversified - 1.11%				Olympic Steel Inc	14,664	330
Alamo Group Inc	13,415	1,014		Park-Ohio Holdings Corp	2,337	105
Albany International Corp	3,367	160		Rexnord Corp (a)	2,608	58
Altra Industrial Motion Corp	1,974	74		Sun Hydraulics Corp	322	13
Applied Industrial Technologies Inc	24,486	1,480		TimkenSteel Corp (a)	43,907	741
Briggs & Stratton Corp	59,283	1,284		TriMas Corp (a)	32,324	688
Chart Industries Inc (a)	20,567	798				$13,842
Columbus McKinnon Corp/NY	10,548	290		Mining - 0.63%
DXP Enterprises Inc/TX (a)	2,829	107		A-Mark Precious Metals Inc	1,064	20
Gencor Industries Inc (a)	6,251	98		Century Aluminum Co (a)	130,120	2,004
Gerber Scientific Inc (a),(b),(c)	56,637	—		Coeur Mining Inc (a)	6,438	75
Gorman-Rupp Co/The	1,443	47		Fairmount Santrol Holdings Inc (a)	12,545	157
Hurco Cos Inc	11,024	337		Ferroglobe PLC	37,972	399
Kadant Inc	12,153	749		Gold Resource Corp	2,599	14
Key Technology Inc (a)	1,200	16		Hecla Mining Co	451,978	2,911
Lindsay Corp	184	14		Kaiser Aluminum Corp	4,403	345
Manitowoc Co Inc/The (a)	16,995	116		Materion Corp	27,361	1,075
Manitowoc Foodservice Inc (a)	6,138	118		Smart Sand Inc (a)	2,284	40
NN Inc	25,047	485		Stillwater Mining Co (a)	87,342	1,485
Power Solutions International Inc (a)	214	2		United States Lime & Minerals Inc	406	31
SPX FLOW Inc (a)	4,872	170				$8,556
Tennant Co	2,324	160		Miscellaneous Manufacturers - 1.39%
Twin Disc Inc (a)	1,679	28		Actuant Corp	20,036	523
Zebra Technologies Corp (a)	88,600	7,413		American Railcar Industries Inc	8,468	377
		$14,960		Barnes Group Inc	53,779	2,589
Media - 0.87%				Core Molding Technologies Inc (a)	9,787	151
AH Belo Corp	19,330	123		Fabrinet (a)	19,812	834
Beasley Broadcast Group Inc	5,597	42		Federal Signal Corp	41,865	651
Cumulus Media Inc (a)	10,020	10		FreightCar America Inc	14,203	205
Daily Journal Corp (a)	69	15		Handy & Harman Ltd (a)	802	23
Entercom Communications Corp	23,679	336		Harsco Corp (a)	25,823	345
EW Scripps Co/The (a)	58,140	1,132		Hillenbrand Inc	321,250	11,742
Gannett Co Inc	54,132	520		LSB Industries Inc (a)	13,282	113
Gray Television Inc (a)	80,298	952		Lydall Inc (a)	6,082	371
Hemisphere Media Group Inc (a)	680	8		MFRI Inc (a)	7,216	63
Houghton Mifflin Harcourt Co (a)	28,819	326		Myers Industries Inc	6,430	89
Liberty Media Corp-Liberty Braves - A Shares	1,596	32		NL Industries Inc (a)	8,567	51
(a)				Raven Industries Inc	1,833	46
Liberty Media Corp-Liberty Braves - C Shares	5,208	104		Servotronics Inc	788	8
(a)				Standex International Corp	973	85
Liberty Media Corp-Liberty Formula One - A	2,571	75		Synalloy Corp (a)	1,787	21
Shares (a)				Tredegar Corp	22,558	502
Liberty Media Corp-Liberty Formula One - C	5,290	152				$18,789
Shares (a)				Office & Business Equipment - 0.01%
McClatchy Co/The (a)	5,247	61		Eastman Kodak Co (a)	9,029	121
Media General Inc - Rights (a),(b),(c)	48,541	15
Meredith Corp	21,382	1,310		Office Furnishings - 0.11%
MSG Networks Inc (a)	8,845	205		CompX International Inc	630	9
New York Times Co/The	75,491	1,019		HNI Corp	2,180	110
Nexstar Media Group Inc	6,062	397		Interface Inc	23,605	429
Radio One Inc (a)	16,782	50		Kewaunee Scientific Corp	4,472	113
Saga Communications Inc	5,212	262		Kimball International Inc	21,332	358
Salem Media Group Inc	17,328	106		Knoll Inc	15,460	404
Scholastic Corp	49,456	2,264		Virco Manufacturing Corp (a)	4,847	21
Spanish Broadcasting System Inc (a)	1,921	2				$1,444
Time Inc	14,112	272		Oil & Gas - 3.78%
TiVo Corp	98,840	1,868		Abraxas Petroleum Corp (a)	14,667	36
Townsquare Media Inc (a)	2,716	29		Adams Resources & Energy Inc	1,570	61
tronc Inc (a)	2,145	28		Alon USA Energy Inc	78,002	878
				Atwood Oceanics Inc (a)	44,530	541

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)				Oil & Gas Services (continued)
Barnwell Industries Inc (a)	2,755	$5		TETRA Technologies Inc (a)	44,777	$222
Bill Barrett Corp (a)	33,594	220		Thermon Group Holdings Inc (a)	96,003	1,993
Callon Petroleum Co (a)	369,975	5,653		Willbros Group Inc (a)	25,147	76
Clayton Williams Energy Inc (a)	1,072	156				$27,968
Cobalt International Energy Inc (a)	135,040	132		Packaging & Containers - 2.55%
Contango Oil & Gas Co (a)	43,417	352		Graphic Packaging Holding Co	801,150	10,022
CVR Energy Inc	5,141	114		Greif Inc - Class A	50,552	2,910
Delek US Holdings Inc	74,082	1,659		Greif Inc - Class B	1,670	119
Denbury Resources Inc (a)	48,486	162		KapStone Paper and Packaging Corp	33,864	812
Diamond Offshore Drilling Inc (a)	18,315	300		Multi Packaging Solutions International Ltd (a)	458,175	8,165
Earthstone Energy Inc (a)	497	7		Multi-Color Corp	92,200	7,118
EP Energy Corp (a)	7,836	41		Silgan Holdings Inc	90,801	5,313
EXCO Resources Inc (a)	28,262	19		UFP Technologies Inc (a)	2,598	65
Jones Energy Inc (a)	11,733	52				$34,524
Kosmos Energy Ltd (a)	16,188	106		Pharmaceuticals - 0.69%
Laredo Petroleum Inc (a)	614,600	8,328		Adamas Pharmaceuticals Inc (a)	1,432	23
Nabors Industries Ltd	183,757	2,986		Akebia Therapeutics Inc (a)	4,314	43
Noble Corp PLC	126,371	853		Anika Therapeutics Inc (a)	1,028	52
Northern Oil and Gas Inc (a)	10,209	37		Array BioPharma Inc (a)	26,679	290
Oasis Petroleum Inc (a)	739,613	10,458		BioScrip Inc (a)	8,235	11
Pacific Drilling SA (a)	4,924	16		Cara Therapeutics Inc (a)	3,106	48
Panhandle Oil and Gas Inc	1,611	35		Chimerix Inc (a)	7,313	40
Par Pacific Holdings Inc (a)	3,455	50		Cidara Therapeutics Inc (a)	2,107	21
Parker Drilling Co (a)	145,005	370		Concert Pharmaceuticals Inc (a)	1,674	15
Patterson-UTI Energy Inc	121,668	3,412		Enanta Pharmaceuticals Inc (a)	3,178	106
PBF Energy Inc	49,793	1,155		Ignyta Inc (a)	1,850	9
PDC Energy Inc (a)	43,995	3,253		Impax Laboratories Inc (a)	1,358	18
QEP Resources Inc (a)	6,084	106		Inotek Pharmaceuticals Corp (a)	295	—
Rice Energy Inc (a)	8,997	178		Kadmon Holdings Inc (a)	282	1
Ring Energy Inc (a)	7,446	98		Lannett Co Inc (a)	6,207	125
Rowan Cos PLC (a)	103,939	1,863		Myovant Sciences Ltd (a)	371	4
RSP Permian Inc (a)	69,113	2,942		NantKwest Inc (a)	2,549	14
Sanchez Energy Corp (a)	7,262	96		Natural Alternatives International Inc (a)	4,296	49
Seadrill Ltd (a)	89,964	168		Nutraceutical International Corp	13,807	463
Synergy Resources Corp (a)	22,647	195		Omega Protein Corp	51,176	1,277
Trecora Resources (a)	1,018	13		Osiris Therapeutics Inc (a)	286	2
Unit Corp (a)	17,406	453		Owens & Minor Inc	15,532	557
W&T Offshore Inc (a)	8,267	24		PharMerica Corp (a)	16,916	419
Western Refining Inc	16,541	579		Phibro Animal Health Corp	315	8
Whiting Petroleum Corp (a)	123,822	1,373		Portola Pharmaceuticals Inc (a)	709	19
WPX Energy Inc (a)	106,858	1,489		PRA Health Sciences Inc (a)	88,225	5,169
		$51,024		Prestige Brands Holdings Inc (a)	9,292	490
Oil & Gas Services - 2.07%				Protagonist Therapeutics Inc (a)	263	5
Archrock Inc	112,214	1,639		Ra Pharmaceuticals Inc (a)	287	5
Bristow Group Inc	56,322	995		Syros Pharmaceuticals Inc (a)	162	2
Dawson Geophysical Co (a)	19,159	151		TherapeuticsMD Inc (a)	1,283	7
Dril-Quip Inc (a)	24,947	1,552		Titan Pharmaceuticals Inc (a)	1,172	5
Era Group Inc (a)	29,938	470		Voyager Therapeutics Inc (a)	1,091	13
Exterran Corp (a)	46,426	1,440		Zafgen Inc (a)	3,915	16
Forum Energy Technologies Inc (a)	285,978	6,206		Zogenix Inc (a)	4,575	37
Geospace Technologies Corp (a)	2,427	57				$9,363
Gulf Island Fabrication Inc	12,738	177		Pipelines - 0.19%
Gulfmark Offshore Inc (a)	634	1		SemGroup Corp	63,764	2,531
Helix Energy Solutions Group Inc (a)	132,597	1,124
Independence Contract Drilling Inc (a)	7,760	50		Private Equity - 0.01%
Mammoth Energy Services Inc (a)	1,692	30		Fifth Street Asset Management Inc	1,281	10
Matrix Service Co (a)	17,458	391		Kennedy-Wilson Holdings Inc	5,641	115
McDermott International Inc (a)	408,702	3,310		Safeguard Scientifics Inc (a)	2,849	34
Mitcham Industries Inc (a)	12,775	62
MRC Global Inc (a)	18,488	380				$159
Natural Gas Services Group Inc (a)	14,855	426		Real Estate - 0.21%
				Alexander & Baldwin Inc	14,955	665
Newpark Resources Inc(a)	83,692	632		California Coastal Communities Inc (a),(b),(c)	9,672	—
NOW Inc (a)	20,150	428
				Community Healthcare Trust Inc	2,429	52
Oceaneering International Inc	18,837	525		Consolidated-Tomoka Land Co	163	9
Oil States International Inc (a)	58,838	2,324
				Farmland Partners Inc	2,630	30
PHI Inc(a)	30,468	483		Forestar Group Inc (a)	24,865	325
Pioneer Energy Services Corp (a)	77,130	486		FRP Holdings Inc (a)	1,809	71
SEACOR Holdings Inc (a)	29,133	2,143
Seventy Seven Energy Inc (a),(b),(c)	16,216	—		Griffin Industrial Realty Inc	1,161	36
				RE/MAX Holdings Inc	23,276	1,305
Seventy Seven Energy Inc - Warrants B	811	—		RMR Group Inc/The	502	24
(a),(b),(c)				St Joe Co/The (a)	10,569	178
Seventy Seven Energy Inc - Warrants C	901	—		Stratus Properties Inc (a)	2,638	81
(a),(b),(c)
Tesco Corp (a)	22,713	195

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Real Estate (continued)				REITS (continued)
Trinity Place Holdings Inc (a)	3,216	$26		Parkway Inc (a)	5,763	$123
		$2,802		Pebblebrook Hotel Trust	14,870	445
REITS - 3.44%				Pennsylvania Real Estate Investment Trust	24,198	433
Acadia Realty Trust	11,195	356		PennyMac Mortgage Investment Trust	74,545	1,264
AG Mortgage Investment Trust Inc	27,793	486		Physicians Realty Trust	9,052	168
Agree Realty Corp	5,271	247		Potlatch Corp	1,330	55
Alexander's Inc	141	60		Preferred Apartment Communities Inc	4,637	63
American Assets Trust Inc	10,006	430		PS Business Parks Inc	1,175	132
Anworth Mortgage Asset Corp	100,801	517		Ramco-Gershenson Properties Trust	305,955	4,975
Apollo Commercial Real Estate Finance Inc	51,675	900		Redwood Trust Inc	29,414	456
Ares Commercial Real Estate Corp	52,628	709		Resource Capital Corp	86,439	711
Armada Hoffler Properties Inc	1,101	15		Retail Opportunity Investments Corp	6,596	140
ARMOUR Residential REIT Inc	5,014	105		Rexford Industrial Realty Inc	9,963	226
Ashford Hospitality Prime Inc	45,293	609		RLJ Lodging Trust	43,563	1,011
Ashford Hospitality Trust Inc	33,362	254		Sabra Health Care REIT Inc	51,777	1,316
Bluerock Residential Growth REIT Inc	3,574	47		Saul Centers Inc	266	17
Capstead Mortgage Corp	20,918	223		Select Income REIT	33,570	839
CatchMark Timber Trust Inc (b)	7,160	74		Seritage Growth Properties	3,491	142
CBL & Associates Properties Inc	119,262	1,294		Silver Bay Realty Trust Corp	6,113	103
Cedar Realty Trust Inc	15,011	90		STORE Capital Corp	20,635	488
Chatham Lodging Trust	10,335	208		Summit Hotel Properties Inc	20,492	324
Chesapeake Lodging Trust	58,452	1,496		Sunstone Hotel Investors Inc	68,626	1,010
City Office REIT Inc	1,454	18		Terreno Realty Corp	4,619	126
Colony NorthStar Inc	33,529	467		Tier REIT Inc	6,505	118
Colony Starwood Homes	8,940	281		UMH Properties Inc	3,680	54
CorEnergy Infrastructure Trust Inc	2,287	82		Urstadt Biddle Properties Inc	3,981	89
Cousins Properties Inc	46,461	395		Washington Prime Group Inc	20,171	195
CYS Investments Inc	126,594	958		Washington Real Estate Investment Trust	10,456	329
DiamondRock Hospitality Co	74,961	844		Western Asset Mortgage Capital Corp	7,597	77
DuPont Fabros Technology Inc	770	37		Whitestone REIT	5,206	72
Dynex Capital Inc	8,871	59		Xenia Hotels & Resorts Inc	22,457	412
Easterly Government Properties Inc	6,059	119				$46,457
EastGroup Properties Inc	1,795	127		Retail - 3.62%
Education Realty Trust Inc	8,822	355		Abercrombie & Fitch Co	164,907	1,915
Equity One Inc	1,140	35		American Eagle Outfitters Inc	33,226	502
FelCor Lodging Trust Inc	17,848	137		America's Car-Mart Inc/TX (a)	2,119	89
First Industrial Realty Trust Inc	12,443	322		Ascena Retail Group Inc (a)	70,698	340
First Potomac Realty Trust	20,518	210		At Home Group Inc (a)	1,223	19
Four Corners Property Trust Inc	23,030	502		Barnes & Noble Education Inc (a)	48,676	489
Franklin Street Properties Corp	24,045	307		Barnes & Noble Inc	108,812	1,110
GEO Group Inc/The	8,037	334		Big 5 Sporting Goods Corp	20,323	312
Getty Realty Corp	38,964	1,005		Biglari Holdings Inc (a)	219	97
Gladstone Commercial Corp	4,461	88		BJ's Restaurants Inc (a)	315	11
Global Net Lease Inc	23,700	184		BMC Stock Holdings Inc (a)	6,525	122
Government Properties Income Trust	28,957	558		Boot Barn Holdings Inc (a)	2,606	28
Gramercy Property Trust	30,157	794		Buckle Inc/The	3,565	75
Great Ajax Corp	3,063	40		Build-A-Bear Workshop Inc (a)	11,809	141
Healthcare Realty Trust Inc	15,680	474		Cabela's Inc (a)	6,998	391
Hersha Hospitality Trust	267,186	5,341		Caleres Inc	19,765	608
Hudson Pacific Properties Inc	21,055	745		Carrols Restaurant Group Inc (a)	949	14
Independence Realty Trust Inc	10,731	99		Cato Corp/The	3,788	96
InfraREIT Inc	19,179	316		Chico's FAS Inc	45,803	618
Invesco Mortgage Capital Inc	25,137	366		Christopher & Banks Corp (a)	10,696	14
Investors Real Estate Trust	16,502	106		Citi Trends Inc	16,536	265
Kite Realty Group Trust	18,488	444		Conn's Inc (a)	308	3
LaSalle Hotel Properties	78,309	2,363		Container Store Group Inc/The (a)	4,075	20
Lexington Realty Trust	48,266	518		Cracker Barrel Old Country Store Inc	428	68
Life Storage Inc	2,695	219		Del Frisco's Restaurant Group Inc (a)	21,216	371
LTC Properties Inc	1,951	91		Del Taco Restaurants Inc (a)	26,568	362
Mack-Cali Realty Corp	18,004	504		Denny's Corp (a)	26,591	323
MedEquities Realty Trust Inc	2,395	26		Dillard's Inc	11,278	637
Medical Properties Trust Inc	37,632	480		DineEquity Inc	6,645	456
Monmouth Real Estate Investment Corp	14,043	205		DSW Inc	32,244	682
Monogram Residential Trust Inc	23,192	236		El Pollo Loco Holdings Inc (a)	4,811	60
MTGE Investment Corp	6,147	98		Express Inc (a)	82,585	878
National Storage Affiliates Trust	4,255	95		EZCORP Inc (a)	109,895	1,088
New Residential Investment Corp	53,719	814		Fiesta Restaurant Group Inc (a)	633	17
New Senior Investment Group Inc	10,397	104		Finish Line Inc/The	32,004	551
New York Mortgage Trust Inc	28,038	180		FirstCash Inc	175,275	7,485
NexPoint Residential Trust Inc	3,444	80		Fogo De Chao Inc (a)	1,180	16
NorthStar Realty Europe Corp	9,837	118		Fred's Inc	40,634	592
One Liberty Properties Inc	2,643	61		Gaia Inc (a)	2,364	20
Orchid Island Capital Inc	4,113	49		GameStop Corp	47,109	1,154
Owens Realty Mortgage Inc	2,024	34		Genesco Inc (a)	21,833	1,314

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)				Savings & Loans (continued)
Group 1 Automotive Inc	108,811	$8,791		Magyar Bancorp Inc (a)	400	$5
Guess? Inc	100,742	1,286		Meridian Bancorp Inc	63,282	1,193
Haverty Furniture Cos Inc	20,908	456		Meta Financial Group Inc	3,805	334
Hibbett Sports Inc (a)	1,997	66		MutualFirst Financial Inc	6,493	203
J Alexander's Holdings Inc (a)	2,864	29		Northeast Community Bancorp Inc	2,697	21
Jack in the Box Inc	982	106		Northfield Bancorp Inc	69,922	1,262
JC Penney Co Inc (a)	7,198	48		Northwest Bancshares Inc	115,559	1,972
Kirkland's Inc (a)	1,705	24		OceanFirst Financial Corp	7,702	218
Luby's Inc (a)	28,408	104		Oritani Financial Corp	43,074	747
MarineMax Inc (a)	22,047	473		Pacific Premier Bancorp Inc (a)	188,849	7,431
Movado Group Inc	38,436	1,043		Provident Financial Holdings Inc	15,859	294
New York & Co Inc (a)	6,083	13		Provident Financial Services Inc	101,126	2,677
Office Depot Inc	347,316	1,545		Prudential Bancorp Inc	7,541	132
Party City Holdco Inc (a)	5,248	76		Riverview Bancorp Inc	28,105	216
PC Connection Inc	36,439	994		SI Financial Group Inc	4,094	61
PCM Inc (a)	12,431	279		Southern Missouri Bancorp Inc	1,171	39
Penske Automotive Group Inc	28,014	1,523		Sterling Bancorp/DE	88,917	2,121
Perfumania Holdings Inc (a)	3,407	7		Territorial Bancorp Inc	13,031	414
Pier 1 Imports Inc	49,600	360		Timberland Bancorp Inc/WA	7,281	152
Red Robin Gourmet Burgers Inc (a)	5,950	283		United Community Financial Corp/OH	33,703	287
Regis Corp (a)	54,594	760		United Financial Bancorp Inc	45,785	826
RH (a)	5,389	146		Washington Federal Inc	133,642	4,390
Ruby Tuesday Inc (a)	113,093	221		Waterstone Financial Inc	34,311	621
Rush Enterprises Inc - Class A (a)	36,231	1,187		Wayne Savings Bancshares Inc	1,380	25
Rush Enterprises Inc - Class B (a)	13,142	404		WSFS Financial Corp	3,946	179
Ruth's Hospitality Group Inc	4,890	84				$46,614
Shoe Carnival Inc	19,979	511		Semiconductors - 3.25%
Sonic Automotive Inc	35,256	825		Advanced Micro Devices Inc (a)	85,026	882
Sportsman's Warehouse Holdings Inc (a)	699	5		Alpha & Omega Semiconductor Ltd (a)	22,758	463
Stage Stores Inc	35,681	100		Ambarella Inc (a)	2,643	131
Tailored Brands Inc	13,634	289		Amkor Technology Inc (a)	167,900	1,580
Tilly's Inc (a)	10,648	143		Axcelis Technologies Inc (a)	18,000	274
Trans World Entertainment Corp (a)	33,798	93		AXT Inc (a)	25,020	144
Tuesday Morning Corp (a)	24,767	107		Brooks Automation Inc	93,451	1,628
Vera Bradley Inc (a)	20,793	238		Cabot Microelectronics Corp	4,650	314
Vitamin Shoppe Inc (a)	20,958	454		Cavium Inc (a)	1,111	74
Wendy's Co/The	46,396	628		Cohu Inc	40,437	534
West Marine Inc (a)	38,388	357		Cypress Semiconductor Corp	14,337	169
World Fuel Services Corp	23,899	1,063		Diodes Inc (a)	40,268	1,002
Zumiez Inc (a)	22,211	446		DSP Group Inc (a)	33,491	363
		$48,920		EMCORE Corp	5,085	46
Savings & Loans - 3.45%				Entegris Inc (a)	11,807	221
Astoria Financial Corp	144,045	2,724		Exar Corp (a)	9,121	93
Atlantic Coast Financial Corp (a)	210	2		FormFactor Inc (a)	49,626	618
Banc of California Inc	18,436	291		GigPeak Inc (a)	24,900	64
Bank Mutual Corp	42,383	405		Integrated Device Technology Inc (a)	171,125	4,311
BankFinancial Corp	41,524	559		Intersil Corp	20,970	471
Bear State Financial Inc	4,023	41		InvenSense Inc (a)	11,298	143
Beneficial Bancorp Inc	81,772	1,460		IXYS Corp	41,953	508
Berkshire Hills Bancorp Inc	58,605	2,075		Kulicke & Soffa Industries Inc (a)	79,205	1,392
BFC Financial Corp	9,579	49		MaxLinear Inc (a)	183,300	4,689
BofI Holding Inc (a)	473	14		Mellanox Technologies Ltd (a)	81,600	3,864
Brookline Bancorp Inc	89,739	1,413		MKS Instruments Inc	51,388	3,387
BSB Bancorp Inc/MA (a)	1,518	42		Nanometrics Inc (a)	15,251	392
Capitol Federal Financial Inc	81,792	1,263		Photronics Inc (a)	126,889	1,459
Charter Financial Corp/MD	22,020	378		Power Integrations Inc	705	50
Citizens Community Bancorp Inc/WI	2,250	28		Rambus Inc (a)	11,198	145
Clifton Bancorp Inc	36,045	560		Richardson Electronics Ltd/United States	11,891	72
Dime Community Bancshares Inc	83,816	1,793		Rudolph Technologies Inc (a)	37,857	868
Eagle Bancorp Montana Inc	111	2		Semtech Corp (a)	1,135	37
ESSA Bancorp Inc	9,291	147		Sigma Designs Inc (a)	27,128	165
EverBank Financial Corp	30,620	595		Silicon Laboratories Inc (a)	162,850	10,618
First Defiance Financial Corp	11,945	578		Ultra Clean Holdings Inc (a)	39,328	493
First Financial Northwest Inc	12,022	249		Ultratech Inc (a)	57,283	1,485
Flagstar Bancorp Inc (a)	91,505	2,359		Veeco Instruments Inc (a)	20,806	536
Flushing Financial Corp	42,894	1,167		Xcerra Corp (a)	29,581	224
Greene County Bancorp Inc	803	18				$43,909
Hingham Institution for Savings	169	33		Software - 2.09%
HMN Financial Inc (a)	2,080	38		Actua Corp (a)	9,483	135
Home Bancorp Inc	4,520	161		Acxiom Corp (a)	5,470	143
HomeStreet Inc (a)	43,369	1,136		Allscripts Healthcare Solutions Inc (a)	58,348	683
HomeTrust Bancshares Inc (a)	10,054	249		Avid Technology Inc (a)	47,748	255
HopFed Bancorp Inc	3,929	56		Bazaarvoice Inc (a)	15,064	71
Investors Bancorp Inc	63,311	909		Blackline Inc (a)	504	14

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Software (continued)				Telecommunications (continued)
Bottomline Technologies de Inc (a)	791	$20		RF Industries Ltd	300	$—
BroadSoft Inc (a)	115,950	4,870		RigNet Inc (a)	2,365	47
CommerceHub Inc - Series A (a)	138,475	2,034		Shenandoah Telecommunications Co	84	2
Concurrent Computer Corp	948	5		ShoreTel Inc (a)	52,443	364
Cotiviti Holdings Inc (a)	151,747	5,138		Silicom Ltd	848	31
Coupa Software Inc (a)	420	11		Sonus Networks Inc (a)	46,354	295
Digi International Inc (a)	60,061	784		Spok Holdings Inc	22,013	452
Dun & Bradstreet Corp/The	42,925	5,263		Telenav Inc (a)	8,838	79
Everbridge Inc (a)	530	10		Telephone & Data Systems Inc	80,879	2,479
Evolent Health Inc (a)	2,972	54		TESSCO Technologies Inc	2,082	30
InnerWorkings Inc (a)	16,525	159		United States Cellular Corp (a)	1,142	51
Inseego Corp (a)	4,845	15		ViaSat Inc (a)	900	58
ManTech International Corp/VA	33,537	1,306		Viavi Solutions Inc (a)	32,398	290
MicroStrategy Inc (a)	1,030	207		Vonage Holdings Corp (a)	31,708	225
Park City Group Inc (a)	271	3		West Corp	5,031	122
PDF Solutions Inc (a)	461	10		Westell Technologies Inc (a)	9,001	6
pdvWireless Inc (a)	1,672	36		Windstream Holdings Inc	11,518	93
Progress Software Corp	17,613	494				$18,732
QAD Inc	1,724	50		Textiles - 0.07%
Quality Systems Inc (a)	410	6		Dixie Group Inc/The (a)	12,240	43
Rosetta Stone Inc (a)	1,030	9		G&K Services Inc	4,036	388
Seachange International Inc (a)	1,711	4		UniFirst Corp/MA	4,444	568
Tabula Rasa HealthCare Inc (a)	440	6				$999
Tangoe Inc (a)	5,154	38		Toys, Games & Hobbies - 0.01%
Verint Systems Inc (a)	153,560	5,736		JAKKS Pacific Inc (a)	28,720	146
Zynga Inc (a)	284,336	717
		$28,286		Transportation - 2.17%
Storage & Warehousing - 0.12%				Air Transport Services Group Inc (a)	52,805	851
Mobile Mini Inc	41,043	1,336		ArcBest Corp	33,066	1,045
Wesco Aircraft Holdings Inc (a)	16,148	245		Ardmore Shipping Corp	11,074	81
		$1,581		Atlas Air Worldwide Holdings Inc (a)	31,961	1,686
Supranational Bank - 0.03%				Celadon Group Inc	18,306	140
Banco Latinoamericano de Comercio Exterior	13,683	372		Costamare Inc	6,268	33
SA				Covenant Transportation Group Inc (a)	14,502	312
				DHT Holdings Inc	162,258	761
Telecommunications - 1.39%				Dorian LPG Ltd (a)	25,159	285
ADTRAN Inc	37,859	829		Echo Global Logistics Inc (a)	485	12
Alaska Communications Systems Group Inc(a)	6,092	10		Frontline Ltd/Bermuda	12,097	84
				GasLog Ltd	26,799	448
ATN International Inc	9,398	754		Gener8 Maritime Inc (a)	7,887	40
Aviat Networks Inc (a)	1,548	20		Genesee & Wyoming Inc (a)	98,396	7,415
Aware Inc/MA (a)	17,409	108		Golar LNG Ltd	13,193	341
Black Box Corp	24,370	326		Hornbeck Offshore Services Inc (a)	41,737	302
Calix Inc (a)	30,777	222		Hub Group Inc (a)	18,684	829
Cincinnati Bell Inc (a)	28,349	651		International Seaways Inc (a)	39,923	694
Communications Systems Inc	8,832	45		Kirby Corp (a)	72,808	4,693
Comtech Telecommunications Corp	56,710	608		Knight Transportation Inc	1,883	63
Consolidated Communications Holdings Inc	4,191	110		Marten Transport Ltd	40,388	923
DigitalGlobe Inc (a)	74,345	2,085		Matson Inc	24,720	881
EarthLink Holdings Corp	24,763	158		Navios Maritime Acquisition Corp	18,034	34
FairPoint Communications Inc (a)	767	14		Nordic American Tankers Ltd	13,419	116
Finisar Corp (a)	80,688	2,386		Overseas Shipholding Group Inc	118,375	581
General Communication Inc (a)	8,669	174		PAM Transportation Services Inc (a)	5,127	120
Globalstar Inc (a)	24,064	38		Patriot Transportation Holding Inc (a)	320	8
Harmonic Inc (a)	74,755	396		Radiant Logistics Inc (a)	4,431	16
Hawaiian Telcom Holdco Inc (a)	4,974	124		Roadrunner Transportation Systems Inc (a)	51,953	411
HC2 Holdings Inc (a)	6,658	44		Saia Inc (a)	25,724	1,236
IDT Corp - Class B	1,183	23		Scorpio Tankers Inc	279,596	1,071
Infinera Corp (a)	6,883	62		Ship Finance International Ltd	29,429	441
Intelsat SA (a)	5,516	20		Teekay Corp	9,139	92
Iridium Communications Inc (a)	111,266	1,124		Teekay Tankers Ltd	78,696	193
Ixia (a)	34,284	667		Tidewater Inc (a)	24,215	54
KVH Industries Inc (a)	9,293	96		Universal Logistics Holdings Inc	710	10
Leap Wireless International Inc - Rights	64,745	198		USA Truck Inc (a)	8,990	76
(a),(b),(c)				Werner Enterprises Inc	54,079	1,519
Lumos Networks Corp (a)	8,702	135		XPO Logistics Inc (a)	29,665	1,327
NeoPhotonics Corp (a)	4,922	54		YRC Worldwide Inc (a)	4,771	71
NETGEAR Inc (a)	39,976	2,275				$29,295
NII Holdings Inc (a)	9,170	26		Trucking & Leasing - 0.34%
Numerex Corp (a)	1,962	12		GATX Corp	57,084	3,300
Oclaro Inc (a)	2,160	21		Greenbrier Cos Inc/The	24,349	1,066
Optical Cable Corp (a)	8,872	29		Willis Lease Finance Corp (a)	7,473	190
ORBCOMM Inc (a)	16,960	139				$4,556
Preformed Line Products Co	2,290	125

See accompanying notes

		Schedule of Investments
SmallCap Value Fund II
January 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Water - 0.16%
American States Water Co	20,288	$888
Artesian Resources Corp	11,892	369
California Water Service Group	2,670	92
Connecticut Water Service Inc	3,547	192
Consolidated Water Co Ltd	14,307	147
Middlesex Water Co	558	21
SJW Group	4,715	236
York Water Co/The	6,863	246
		$2,191
TOTAL COMMON STOCKS		$1,285,065
INVESTMENT COMPANIES - 4.45%	Shares Held	Value (000's)
Money Market Funds - 4.45%
Cash Account Trust - Government & Agency	766,739	767
Portfolio - Government Cash Managed
First American Government Obligations Fund	59,319,169	59,319
		$60,086
TOTAL INVESTMENT COMPANIES		$60,086
Total Investments		$1,345,151
Other Assets and Liabilities - 0.45%		$6,027
TOTAL NET ASSETS - 100.00%		$1,351,178

(a) Non-Income Producing Security
(b)		Security is Illiquid. At the end of the period, the value of these securities totaled $287 or 0.02% of net assets.
(c)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Inputs used in the valuation may be unobservable; however, not all securities are included in Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $213 or 0.02% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		31.07%
Industrial		16.51%
Consumer, Non-cyclical		12.92%
Consumer, Cyclical		10.74%
Technology		7.98%
Energy		6.49%
Investment Companies		4.45%
Basic Materials		3.74%
Utilities		2.90%
Communications		2.72%
Government		0.03%
Other Assets and Liabilities		0.45%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2017	Long	912	$62,984	$61,993	$(991)
Total					$(991)

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments Tax-Exempt Bond Fund January 31, 2017 (unaudited)

	Principal				Principal
BONDS- 0.42%	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
U.S. Municipals - 0.42%				California (continued)
Oglala Sioux Tribe				Golden State Tobacco Securitization
5.75%, 10/01/2025(a),(b)	$1,500	$1,507		Corp (credit support from GOLDEN ST TOB
				SECURITIZATION)
TOTAL BONDS		$1,507		5.00%, 06/01/2033(c)	$1,000	$969
	Principal			Golden State Tobacco Securitization
MUNICIPAL BONDS - 101.39%	Amount (000's)	Value(000	's)	Corp (credit support from ST APPROP)
				5.00%, 06/01/2033(c)	1,170	1,307
Alabama - 3.00%
Auburn University				Lancaster Redevelopment Agency Successor
5.00%, 06/01/2038	$555	$584		Agency
5.00%, 06/01/2038	945	995		6.50%, 08/01/2029	580	645
Birmingham Airport Authority (credit support				Los Angeles Department of Water & Power
from AGM)				5.25%, 07/01/2038	1,000	1,057
5.25%, 07/01/2030(c)	1,000	1,097		Los Angeles Unified School District/CA
Lower Alabama Gas District/The				5.00%, 07/01/2029	1,000	1,081
5.00%, 09/01/2034	6,500	7,341		Metropolitan Water District of Southern
Selma Industrial Development Board				California
6.25%, 11/01/2033	700	776		5.00%, 07/01/2029	1,150	1,244
		$10,793		Morongo Band of Mission Indians/The
				6.50%, 03/01/2028(b)	500	522
Alaska - 0.46%
Borough of Matanuska-Susitna AK (credit				Oakland Unified School District/Alameda
support from AGC)				County
5.50%, 09/01/2023(c)	1,500	1,660		5.00%, 08/01/2034	2,210	2,516
				Port of Los Angeles
Arizona - 2.62%				5.00%, 08/01/2031	1,240	1,339
Arizona Department of Transportation State				Regents of the University of California
Highway Fund Revenue				Medical Center Pooled Revenue
5.00%, 07/01/2026	1,500	1,583		5.50%, 05/15/2027	1,375	1,408
City of Phoenix Civic Improvement Corp				Richmond Joint Powers Financing Authority
5.00%, 07/01/2034	1,000	1,090		6.25%, 07/01/2024	1,000	1,104
Navajo Nation				Riverside Community Properties Development
5.50%, 12/01/2030(b)	1,240	1,319		Inc
Salt Verde Financial Corp				6.00%, 10/15/2038	1,150	1,344
5.00%, 12/01/2032	4,860	5,450		Sacramento Area Flood Control
				Agency (credit support from BAM)
		$9,442		5.00%, 10/01/2039(c)	1,340	1,496
California - 19.27%				San Diego Unified School District/CA
Alum Rock Union Elementary School				0.00%, 07/01/2032(e)	5,000	2,687
District				Southern California Public Power Authority
5.25%, 08/01/2043	1,000	1,140		5.25%, 07/01/2028	1,000	1,147
Bay Area Toll Authority				University of California
5.00%, 04/01/2034	2,500	2,706		5.00%, 05/15/2037	1,500	1,709
California Educational Facilities Authority
5.00%, 12/29/2015(d)	8,190	8,789		5.75%, 05/15/2025	1,380	1,523
5.00%, 01/01/2038(d)	478	493		West Contra Costa Unified School District
5.00%, 01/01/2038(d)	1,179	1,223		5.25%, 08/01/2033	1,000	1,156
5.00%, 10/01/2038(d)	2,700	2,881				$69,436
California Health Facilities Financing				Colorado - 0.94%
Authority				Denver Convention Center Hotel Authority
5.00%, 11/15/2046(d)	1,691	1,869		5.00%, 12/01/2036	1,000	1,082
California Pollution Control Financing				Platte River Power Authority
Authority				5.00%, 06/01/2026	1,135	1,234
4.30%, 07/01/2040	2,000	2,024		Regional Transportation District
California Statewide Communities				6.00%, 01/15/2041	450	498
Development Authority				6.50%, 01/15/2030	500	563
5.00%, 12/01/2036(b)	4,500	4,670				$3,377
6.25%, 11/15/2019(b)	300	320		Connecticut - 1.92%
6.63%, 11/15/2024(b)	500	555		Mohegan Tribal Finance Authority
				7.00%, 02/01/2045(b)	5,500	5,692
California Statewide Communities
Development Authority (credit support from				State of Connecticut (credit support from
FHA INS)				ACA)
6.63%, 08/01/2029(c)	890	1,008		6.60%, 07/01/2024(c)	1,215	1,219
California Statewide Communities						$6,911
Development Authority (credit support from				District of Columbia - 1.78%
GNMA COLL)				District of Columbia
4.90%, 07/20/2039(c)	500	526		5.00%, 12/01/2023	1,785	1,951
City of Los Angeles Department of Airports				5.00%, 12/01/2024	715	781
5.00%, 05/15/2035	1,500	1,646		6.38%, 10/01/2034	1,000	1,132
City of Vernon CA Electric System Revenue				District of Columbia Water & Sewer
5.13%, 08/01/2021	320	342		Authority (credit support from AGM)
5.13%, 08/01/2021	545	587		5.50%, 10/01/2017(c)	500	515
Golden State Tobacco Securitization Corp
5.30%, 06/01/2037	2,700	2,643
5.75%, 06/01/2047	11,970	11,760

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2017 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
District of Columbia (continued)				Illinois (continued)
District of Columbia Water & Sewer				Illinois State Toll Highway
Authority (credit support from AGM-CR				Authority (continued)
NATL)				5.00%, 01/01/2040(d)	$2,000	$2,204
5.50%, 10/01/2041(c)	$2,000	$2,062		5.25%, 01/01/2030	1,000	1,084
		$6,441		Metropolitan Pier & Exposition
Florida - 1.79%				Authority (credit support from NATL)
City of Lakeland FL Department of Electric				5.50%, 06/15/2029(c)	2,410	2,836
Utilities				Metropolitan Water Reclamation District of
5.25%, 10/01/2036	1,000	1,241		Greater Chicago
County of Miami-Dade FL				5.00%, 12/01/2028	5,000	5,867
4.00%, 10/01/2040	1,000	1,006		5.00%, 12/01/2045	1,000	1,107
County of Miami-Dade FL Aviation				State of Illinois
Revenue (credit support from AGC)				5.50%, 07/01/2027	3,410	3,578
5.25%, 10/01/2033(c)	525	560		United City of Yorkville IL
5.25%, 10/01/2033(c)	1,475	1,555		5.75%, 03/01/2028	500	494
Escambia County Health Facilities						$56,464
Authority (credit support from AMBAC)				Indiana - 1.02%
5.95%, 07/01/2020(c)	10	10		Indiana Finance Authority
School Board of Miami-Dade				5.00%, 10/01/2044	700	746
County/The (credit support from AGC)				5.38%, 11/01/2032	1,000	1,059
5.25%, 05/01/2028(c)	2,000	2,105		Indiana Municipal Power Agency
		$6,477		6.00%, 01/01/2039	1,000	1,091
Georgia - 0.31%				Town of Shoals IN
City of Atlanta GA Water & Wastewater				7.25%, 11/01/2043	700	797
Revenue						$3,693
6.00%, 11/01/2027	1,000	1,127		Iowa- 0.35%
				City of Altoona IA (credit support from CITY
Idaho- 0.67%				APPROP)
Idaho Health Facilities Authority				5.75%, 06/01/2031(c)	1,200	1,275
6.65%, 02/15/2021	2,000	2,399
				Kansas - 0.30%
Illinois - 15.67%				Kansas Development Finance Authority
Chicago O'Hare International Airport				5.50%, 11/15/2029	1,000	1,097
5.00%, 01/01/2033	2,000	2,197
5.25%, 01/01/2036	2,000	2,271		Kentucky - 1.62%
City of Chicago IL				Kentucky Economic Development Finance
5.00%, 01/01/2034	3,000	2,814		Authority
5.25%, 01/01/2029	2,000	1,946		5.38%, 08/15/2024	1,000	1,052
6.00%, 01/01/2038(f)	2,000	2,001		5.63%, 08/15/2027	1,000	1,049
7.13%, 03/15/2022	400	388		Kentucky Economic Development Finance
7.46%, 02/15/2026	684	483		Authority (credit support from AGC)
City of Chicago IL (credit support from AGC)				6.00%, 12/01/2033(c)	1,000	1,047
5.25%, 01/01/2025(c)	2,000	2,057		Kentucky State Property & Building
City of Chicago IL Wastewater Transmission				Commission (credit support from AGC)
Revenue				5.25%, 02/01/2025(c)	885	956
5.00%, 01/01/2030	1,000	1,088		5.25%, 02/01/2025(c)	115	123
5.00%, 01/01/2032	1,000	1,076		Paducah Electric Plant Board (credit support
5.00%, 01/01/2033	2,000	2,144		from AGC)
City of Chicago IL Wastewater Transmission				5.25%, 10/01/2035(c)	1,500	1,628
Revenue (credit support from BHAC)						$5,855
5.50%, 01/01/2038(c)	1,000	1,030		Louisiana - 2.53%
City of Chicago IL Waterworks Revenue				Lafayette Public Trust Financing
5.00%, 11/01/2028	1,000	1,112		Authority (credit support from AGM)
Gilberts Special Service Area No 24/IL				5.25%, 10/01/2030(c)	1,000	1,097
5.38%, 03/01/2034	296	245		Louisiana Public Facilities Authority
Huntley Special Service Area No				8.00%, 07/01/2039	1,000	398
10/IL (credit support from AGC)				8.38%, 07/01/2039	600	239
5.10%, 03/01/2029(c)	993	996		Louisiana Public Facilities Authority (credit
Illinois Finance Authority				support from FNMA)
5.00%, 11/01/2030	1,000	1,090		0.00%, 12/01/2019(c),(e)	1,500	1,433
5.00%, 02/15/2036	1,000	1,013		New Orleans Aviation Board (credit support
5.38%, 08/15/2024	500	541		from AGC)
5.50%, 08/01/2037	1,000	1,023		6.00%, 01/01/2023(c)	1,000	1,081
5.75%, 08/15/2030	1,050	1,155		Parish of St John the Baptist LA
5.75%, 11/15/2037	1,500	1,557		5.13%, 06/01/2037	4,865	4,876
6.00%, 03/01/2038	1,540	1,693				$9,124
6.25%, 11/15/2035	350	384		Maryland - 0.62%
6.25%, 11/15/2035	650	735		Maryland Economic Development Corp
6.50%, 11/01/2038	1,000	1,091		5.00%, 03/31/2041	1,000	1,070
7.00%, 02/15/2018	210	216		5.75%, 06/01/2035	545	586
7.25%, 11/01/2038	1,000	1,104
Illinois State Toll Highway Authority
5.00%, 12/01/2032	5,200	5,844

See accompanying notes

     Schedule of Investments Tax-Exempt Bond Fund January 31, 2017 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Maryland (continued)				New Jersey (continued)
Maryland Health & Higher Educational				New Jersey Economic Development
Facilities Authority				Authority (continued)
6.00%, 07/01/2041	$500	$594		5.75%, 06/01/2031	$550	$596
		$2,250		New Jersey Economic Development
Massachusetts - 2.29%				Authority (credit support from NEW JERSEY
Massachusetts Bay Transportation Authority				ECONOMIC DEV AUTH S)
5.25%, 07/01/2028	2,000	2,478		5.25%, 09/15/2029(c)	650	684
Massachusetts Development Finance Agency				New Jersey Educational Facilities
5.75%, 12/01/2042	1,000	1,100		Authority (credit support from AGM)
Massachusetts Educational Financing				5.00%, 07/01/2035(c)	1,000	1,120
Authority				New Jersey Housing & Mortgage Finance
4.90%, 07/01/2028	2,450	2,558		Agency
Massachusetts Health & Educational Facilities				6.38%, 10/01/2028	70	72
Authority (credit support from GO OF UNIV)				New Jersey Transportation Trust Fund
5.00%, 07/01/2038(c)	1,000	1,018		Authority
Massachusetts State College Building				5.25%, 06/15/2032	2,000	2,054
Authority (credit support from ST APPROP)				5.25%, 06/15/2034	2,250	2,299
5.50%, 05/01/2039(c)	1,000	1,096		Newark Housing Authority (credit support
		$8,250		from AGM MUN GOVT GTD)
Michigan - 0.77%				5.00%, 12/01/2038(c)	2,300	2,509
City of Detroit MI Sewage Disposal System						$14,226
Revenue (credit support from AGM)				New York - 9.07%
7.00%, 07/01/2027(c)	1,500	1,678		Brooklyn Arena Local Development Corp
Wayne County Airport Authority				6.38%, 07/15/2043	1,400	1,604
5.00%, 12/01/2045	1,000	1,085		Hudson Yards Infrastructure Corp
		$2,763		5.75%, 02/15/2047	2,500	2,830
Minnesota - 0.99%				Metropolitan Transportation Authority
City of Minneapolis MN				5.25%, 11/15/2030	1,500	1,664
6.75%, 11/15/2032	500	550		MTA Hudson Rail Yards Trust Obligations
City of Minneapolis MN (credit support from				5.00%, 11/15/2056	500	536
AGC)				New York City Industrial Development
6.50%, 11/15/2038(c)	165	181		Agency (credit support from AGC)
6.50%, 11/15/2038(c)	835	902		6.13%, 01/01/2029(c)	1,000	1,082
City of Rochester MN				New York City Transitional Finance Authority
5.00%, 11/15/2034	1,600	1,954		Building Aid Revenue (credit support from
		$3,587		ST AID WITHHLDG)
				5.25%, 01/15/2039(c)	2,145	2,291
Missouri - 0.78%
City of St Louis MO Airport Revenue (credit				New York Counties Tobacco Trust VI
support from NATL)				5.00%, 06/01/2031	215	234
5.50%, 07/01/2028(c)	1,500	1,797		5.00%, 06/01/2036	740	787
Health & Educational Facilities Authority of				5.00%, 06/01/2041	400	425
the State of Missouri				New York Liberty Development Corp
5.00%, 02/01/2046	1,000	1,024		5.00%, 11/15/2031	1,000	1,114
		$2,821		5.00%, 09/15/2040	1,000	1,114
Nebraska - 0.89%				New York Liberty Development Corp (credit
Municipal Energy Agency of Nebraska (credit				support from GO OF AUTH)
				5.00%, 12/15/2041(c)	1,000	1,095
support from BHAC)
5.13%, 04/01/2029(c)	1,000	1,084		New York State Dormitory Authority (credit
Omaha Public Power District				support from AGC ST AID WITHHLDG)
				5.00%, 10/01/2023(c)	1,860	2,044
5.50%, 02/01/2039	1,000	1,045		5.00%, 10/01/2023(c)	140	151
University of Nebraska
5.25%, 07/01/2039	1,000	1,077		New York State Thruway Authority
		$3,206		5.25%, 01/01/2056	4,395	4,933
				New York Transportation Development Corp
Nevada - 1.46%				5.00%, 08/01/2021	3,500	3,723
County of Clark Department of Aviation				5.25%, 01/01/2050	3,125	3,297
5.13%, 07/01/2034	1,000	1,079		Tompkins County Development Corp
Las Vegas Redevelopment Agency				5.00%, 07/01/2027	1,115	1,159
5.00%, 06/15/2040	3,850	4,199		Westchester County Local Development
		$5,278		Corp
New Hampshire - 0.29%				5.00%, 11/01/2046	2,500	2,628
City of Manchester NH General Airport						$32,711
Revenue (credit support from AGM)
5.13%, 01/01/2030(c)	1,000	1,037		North Carolina - 0.71%
				City of Raleigh NC Combined Enterprise
				System Revenue
New Jersey - 3.95%				5.00%, 03/01/2031	1,000	1,137
Casino Reinvestment Development Authority				North Carolina Medical Care Commission
5.25%, 11/01/2039	750	745		5.00%, 10/01/2033(f)	1,250	1,419
New Jersey Economic Development
Authority						$2,556
3.35%, 07/15/2036	2,500	1,959		Ohio- 4.14%
5.00%, 09/01/2034	1,000	1,094		American Municipal Power Inc
5.75%, 04/01/2031	1,005	1,094		5.25%, 02/15/2033	2,575	2,873

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2017 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Ohio (continued)				Texas (continued)
Buckeye Tobacco Settlement Financing				Harris County-Houston Sports Authority
Authority				5.00%, 11/15/2030	$3,000	$3,370
6.00%, 06/01/2042	$2,000	$1,838		Metropolitan Transit Authority of Harris
City of Cincinnati OH				County
5.00%, 12/01/2032	815	914		5.00%, 11/01/2033	2,435	2,786
City of Cleveland OH Airport System				Mission Economic Development Corp
Revenue (credit support from AGM)				5.75%, 10/01/2031(b)	1,000	1,032
5.00%, 01/01/2024(c)	1,075	1,236		5.75%, 10/01/2031(b)	1,000	1,032
County of Hamilton OH				New Hope Cultural Education Facilities
5.00%, 01/01/2036	2,435	2,484		Finance Corp
5.00%, 01/01/2046	2,500	2,512		5.00%, 07/01/2047	3,000	3,113
Ohio Air Quality Development Authority				North Texas Health Facilities Development
3.75%, 12/01/2023	3,000	1,302		Corp (credit support from AGM)
5.63%, 06/01/2018	1,000	941		5.00%, 09/01/2024(c)	1,000	1,021
Ohio Housing Finance Agency (credit support				North Texas Tollway Authority
from GNMA/FNMA/FHLMC)				5.00%, 01/01/2045	1,000	1,107
5.20%, 09/01/2029(c)	420	431		5.63%, 01/01/2033	385	401
Ohio Water Development Authority				5.63%, 01/01/2033	180	186
4.00%, 01/01/2034	1,000	407		5.63%, 01/01/2033	435	453
		$14,938		5.75%, 01/01/2033	1,130	1,179
Oklahoma - 0.20%				Port Beaumont Navigation District
Tulsa Airports Improvement Trust				7.25%, 02/01/2036(b)	4,000	4,140
5.00%, 06/01/2035(g)	700	732		Sea Breeze Public Facility Corp
				6.50%, 01/01/2046	100	101
Pennsylvania - 3.53%				Tarrant County Cultural Education Facilities
Allegheny County Industrial Development				Finance Corp
Authority				5.00%, 11/15/2037	3,060	3,247
6.00%, 07/15/2038	1,000	1,035		Tarrant County Cultural Education Facilities
City of Philadelphia PA (credit support from				Finance Corp (credit support from AGC)
AGM)				6.25%, 07/01/2028(c)	1,000	1,077
5.00%, 08/01/2030(c),(f)	1,750	2,005		Texas A&M University
City of Scranton PA				5.00%, 05/15/2027	1,000	1,084
8.50%, 09/01/2022(a)	600	603		Texas Private Activity Bond Surface
Pennsylvania Economic Development				Transportation Corp
Financing Authority				7.00%, 12/31/2038	1,000	1,135
6.00%, 06/01/2031	500	492				$31,495
Pennsylvania Turnpike Commission				Virgin Islands - 0.34%
5.00%, 12/01/2046	3,000	3,233		Virgin Islands Public Finance Authority
5.75%, 12/01/2028	380	440		5.00%, 10/01/2025	1,650	1,238
5.75%, 12/01/2028	245	275
5.75%, 12/01/2028	175	203		Virginia - 1.52%
6.00%, 12/01/2034	65	76		County of Botetourt VA
6.00%, 12/01/2034	80	93		6.00%, 07/01/2034	1,000	1,037
6.00%, 12/01/2034	355	405		6.00%, 07/01/2044	1,000	1,035
School District of Philadelphia/The (credit				Fairfax County Economic Development
support from ST AID WITHHLDG)				Authority
5.00%, 09/01/2032(c)	3,500	3,794		5.00%, 10/01/2036	1,000	1,093
		$12,654		Roanoke Economic Development Authority
South Carolina - 1.52%				6.63%, 12/01/2044	1,295	1,373
South Carolina Jobs-Economic Development				Shops at White Oak Village Community
Authority (credit support from AGC)				Development Authority/The
5.38%, 02/01/2029(c)	1,000	1,083		5.30%, 03/01/2017	100	100
South Carolina Public Service Authority				Washington County Industrial Development
5.25%, 12/01/2055	4,000	4,381		Authority/VA
		$5,464		7.50%, 07/01/2029	750	815
Tennessee - 1.29%						$5,453
Metropolitan Government Nashville &				Washington - 1.43%
Davidson County Health & Educational Facs				FYI Properties
Bd				5.50%, 06/01/2039	1,000	1,079
5.00%, 07/01/2040	4,250	4,636		State of Washington
				6.40%, 06/01/2017	770	784
Texas- 8.74%				Washington Health Care Facilities Authority
Capital Area Cultural Education Facilities				7.38%, 03/01/2038	1,000	1,124
Finance Corp				Washington Health Care Facilities
6.13%, 04/01/2045	1,000	1,106		Authority (credit support from AGM)
Central Texas Turnpike System				5.50%, 08/15/2038(c)	1,000	1,047
5.00%, 08/15/2031	1,285	1,396		Washington Higher Education Facilities
City of Houston TX Airport System Revenue				Authority
5.00%, 07/01/2029	2,000	2,097		5.63%, 10/01/2040	1,000	1,113
Harris County Industrial Development Corp						$5,147
5.00%, 02/01/2023	400	432

See accompanying notes

		Schedule of Investments
		Tax-Exempt Bond Fund
		January 31, 2017 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
West Virginia - 0.45%
County of Ohio WV
5.85%, 06/01/2034	$250	$254
West Virginia Hospital Finance Authority
5.50%, 06/01/2034	1,250	1,372
		$1,626
Wisconsin - 2.16%
City of Superior WI (credit support from GO
OF CORP)
5.38%, 11/01/2021(c)	750	769
Public Finance Authority
4.00%, 08/01/2035	1,580	1,471
5.25%, 04/01/2030	1,400	1,471
State of Wisconsin (credit support from ST
APPROP)
5.38%, 05/01/2025(c)	1,000	1,089
Wisconsin Health & Educational Facilities
Authority
5.00%, 07/01/2041	1,590	1,663
6.38%, 02/15/2029	500	551
6.63%, 02/15/2039	720	797
		$7,811
TOTAL MUNICIPAL BONDS		$365,450
Total Investments		$366,957
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.38)%
Notes with an interest rate of 0.69% - 0.74% at $	(8,570)	$(8,570)
January 31, 2017 and contractual maturity of
collateral from 2017-2024.(h)
Total Net Investments		$358,387
Other Assets and Liabilities - 0.57%		$2,047
TOTAL NET ASSETS - 100.00%		$360,434

(a)	Security is Illiquid. At the end of the period, the value of these securities totaled $2,110 or 0.59% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $20,789 or 5.77% of net assets.
(c)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(e)	Non-Income Producing Security
(f)	Security purchased on a when-issued basis.
(g)	Variable Rate. Rate shown is in effect at January 31, 2017.
(h)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at January 31, 2017.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	60.48%
Insured	18.01%
Prerefunded	12.94%
General Obligation Unlimited	7.84%
Tax Allocation	1.34%
Government	0.42%
Special Assessment	0.33%
Certificate Participation	0.24%
Special Tax	0.21%
Liability For Floating Rate Notes Issued	(2.38)%
Other Assets and Liabilities	0.57%
TOTAL NET ASSETS	100.00%

See accompanying notes

Glossary to the Schedule of Investments
January 31, 2017 (unaudited)

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Rouble
SEK	Swedish Krona
TRY	Turkish Lira
USD/$	United States Dollar
ZAR	South African Rand

See accompanying notes

At January 31, 2017, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
California Municipal Fund*	$34,504	$(9,657)	$24,847	$360,326
Core Plus Bond Fund	47,945	(58,090)	(10,145)	3,846,130
Diversified International Fund	1,077,227	(213,565)	863,662	7,611,709
Equity Income Fund	2,123,121	(81,587)	2,041,534	3,903,167
Finisterre Unconstrained Emerging Markets Bond Fund	326	(201)	125	23,280
Global Diversified Income Fund	356,038	(392,940)	(36,902)	11,088,633
Global Real Estate Securities Fund	61,367	(58,432)	2,935	1,558,291
Government & High Quality Bond Fund	16,969	(64,080)	(47,111)	1,661,369
High Yield Fund	149,150	(134,294)	14,856	3,599,302
High Yield Fund I	35,644	(24,636)	11,008	1,066,544
Income Fund	86,211	(53,546)	32,665	3,197,586
Inflation Protection Fund	7,793	(15,648)	(7,855)	1,575,100
International Emerging Markets Fund	123,537	(18,364)	105,173	744,617
International Fund I	54,710	(14,711)	39,999	321,918
LargeCap Growth Fund	223,589	(14,232)	209,357	1,447,114
LargeCap Growth Fund I	1,679,516	(121,843)	1,557,673	5,327,449
LargeCap Growth Fund II	61,703	(8,762)	52,941	491,910
LargeCap S&P 500 Index Fund	1,983,237	(116,260)	1,866,977	3,231,366
LargeCap Value Fund	230,248	(33,725)	196,523	1,924,060
LargeCap Value Fund III	231,425	(55,221)	176,204	1,653,793
MidCap Fund	3,324,980	(203,103)	3,121,877	9,506,952
MidCap Growth Fund	20,688	(1,404)	19,284	115,002
MidCap Growth Fund III	121,270	(28,445)	92,825	955,285
MidCap S&P 400 Index Fund	371,554	(64,995)	306,559	990,638
MidCap Value Fund I	123,538	(20,433)	103,105	1,084,656
MidCap Value Fund III	207,766	(33,412)	174,354	1,262,905
Money Market Fund	—	—	—	769,838
Overseas Fund	246,553	(210,913)	35,640	2,873,425
Principal Capital Appreciation Fund	1,039,869	(9,669)	1,030,200	1,449,016
Principal LifeTime 2010 Fund	98,791	(26,327)	72,464	1,060,193
Principal LifeTime 2015 Fund	100,463	(8,081)	92,382	648,596
Principal LifeTime 2020 Fund	591,725	(157,642)	434,083	5,272,441
Principal LifeTime 2025 Fund	186,302	(25,102)	161,200	1,539,461
Principal LifeTime 2030 Fund	736,490	(171,042)	565,448	5,961,907
Principal LifeTime 2035 Fund	163,061	(22,459)	140,602	1,146,393
Principal LifeTime 2040 Fund	592,097	(118,339)	473,758	3,887,533
Principal LifeTime 2045 Fund	96,333	(16,678)	79,655	768,583
Principal LifeTime 2050 Fund	304,006	(65,336)	238,670	2,126,702
Principal LifeTime 2055 Fund	23,247	(7,014)	16,233	295,096
Principal LifeTime 2060 Fund	5,437	(5,470)	(33)	174,658
Principal LifeTime Hybrid 2015 Fund	372	(149)	223	19,663
Principal LifeTime Hybrid 2020 Fund	1,476	(497)	979	67,399
Principal LifeTime Hybrid 2025 Fund	649	(195)	454	29,033
Principal LifeTime Hybrid 2030 Fund	1,662	(387)	1,275	60,378
Principal LifeTime Hybrid 2035 Fund	563	(125)	438	21,244
Principal LifeTime Hybrid 2040 Fund	966	(150)	816	31,514
Principal LifeTime Hybrid 2045 Fund	342	(58)	284	12,684
Principal LifeTime Hybrid 2050 Fund	594	(57)	537	17,323
Principal LifeTime Hybrid 2055 Fund	99	(10)	89	3,091
Principal LifeTime Hybrid 2060 Fund	33	(1)	32	744
Principal LifeTime Hybrid Income Fund	136	(178)	(42)	16,869
Principal LifeTime Strategic Income Fund	43,012	(9,614)	33,398	605,992
Real Estate Securities Fund	622,482	(51,327)	571,155	3,051,386
SAM Balanced Portfolio	716,017	(23,310)	692,707	4,156,344
SAM Conservative Balanced Portfolio	172,673	(10,440)	162,233	1,601,095
SAM Conservative Growth Portfolio	561,551	(22,332)	539,219	2,552,065
SAM Flexible Income Portfolio	144,384	(26,554)	117,830	2,477,583
SAM Strategic Growth Portfolio	300,757	(28,678)	272,079	1,580,082
Short-Term Income Fund	17,093	(23,351)	(6,258)	3,830,044
SmallCap Fund	146,613	(18,728)	127,885	491,186
SmallCap Growth Fund I	293,571	(55,780)	237,791	1,232,034
SmallCap S&P 600 Index Fund	381,622	(83,430)	298,192	990,510
SmallCap Value Fund II	286,466	(54,589)	231,877	1,113,274
Tax-Exempt Bond Fund*	23,474	(9,840)	13,634	344,754

* The Fund holds floating rate securities which are accounted for differently for GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and GAAP purposes.

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, and Principal LifeTime Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class and R-6 shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The Funds also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value.

Bond & Mortgage Securities Fund, California Municipal Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Money Market Fund values its securities, other than holdings of other mutual funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below shows the amounts that were transferred from Level 1 to Level 2 due to lack of exchange traded valuation data:

Diversified International Fund	$73,918,486
Global Diversified Income Fund	5,732,840
SmallCap Value Fund II	24,426

In addition, the following amounts were transferred from Level 1 to Level 2 to reflect events that occurred after the close of a certain foreign market or exchange but prior to the calculation of the net asset value:

Diversified International Fund	$125,993,509
Global Diversified Income Fund	6,500,076
International Emerging Markets Fund	85,427,778
International Fund I	3,235,746

The table below shows the amounts that were transferred from Level 2 to Level 1 due the resumption of trading for previous thinly traded securities:

Core Plus Bond Fund	$3,676,096
Global Diversified Income Fund	33,332,955
SmallCap Value Fund II	216,891

The following is a summary of the inputs used as of January 31, 2017 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
	Level 1 - Quoted		Significant	Level 3 - Significant	Totals (Level
Fund		Prices	Observable Inputs	Unobservable Inputs	1,2,3)

California Municipal Fund
Municipal Bonds*		$—	$402,570	$—	$402,570
	Total investments in securities$	—	$402,570	$—	$402,570

Core Plus Bond Fund
Bonds*		$—	$2,500,186	$—	$2,500,186
Common Stocks*		2,652	—	—	2,652
Convertible Bonds*		—	225	—	225
Investment Companies*		44,619	—	—	44,619
Preferred Stocks		16,856	—	—	16,856
Senior Floating Rate Interests*		—	88,371	—	88,371
U.S. Government & Government Agency Obligations*		—	1,183,076	—	1,183,076
	Total investments in securities$	64,127	$3,771,858	$—	$3,835,985
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$667	$—	$667
Interest Rate Contracts**
Futures		$387	$—	$—	$387
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps		$—	$(2,034)	$—	$(2,034)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(218)	$—	$(218)
Interest Rate Contracts**
Futures		$(456)	$—	$—	$(456)

Diversified International Fund
Common Stocks
Basic Materials		$50,244	$304,763	$—	$355,007
Communications		84,576	745,695	—	830,271
Consumer, Cyclical		215,761	1,017,674	—	1,233,435
Consumer, Non-cyclical		89,039	1,143,694	—	1,232,733
Diversified		—	57,962	—	57,962
Energy		230,795	340,018	—	570,813
Financial		561,752	1,479,348	—	2,041,100
Industrial		89,736	946,268	—	1,036,004
Technology		64,713	652,899	—	717,612
Utilities		—	138,173	—	138,173
Investment Companies*		150,616	—	—	150,616
Preferred Stocks
Basic Materials		—	74,982	—	74,982
Diversified		—	36,663	—	36,663
	Total investments in securities$	1,537,232	$6,938,139	$—	$8,475,371

Equity Income Fund
Common Stocks*		$5,824,500	$—	$—	$5,824,500
Investment Companies*		120,201	—	—	120,201
	Total investments in securities$	5,944,701	$—	$—	$5,944,701

Finisterre Unconstrained Emerging Markets Bond Fund
Bonds*		$—	$21,925	$764	$22,689
Convertible Bonds*		—	716	—	716
	Total investments in securities$	—	$22,641	$764	$23,405
Assets
Credit Contracts**
Credit Default Swaps		$—	$285	$—	$285
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$14	$—	$14
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps		$—	$1	$—	$1
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(94)	$—	$(94)

			Level 2 - Other
	Level 1 - Quoted		Significant	Level 3 - Significant	Totals (Level
Fund		Prices	Observable Inputs	Unobservable Inputs	1,2,3)

Finisterre Unconstrained Emerging Markets Bond Fund (continued)
Liabilities (continued)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(40)	$—	$(40)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps		$—	$(28)	$—	$(28)
Futures		(14)	—	—	(14)

Global Diversified Income Fund
Bonds*		$—	$6,562,146	$81,592	$6,643,738
Common Stocks
Basic Materials		18,927	43,113	1,516	63,556
Communications		173,350	40,118	—	213,468
Consumer, Cyclical		42,507	56,197	116	98,820
Consumer, Non-cyclical		139,605	156,566	—	296,171
Diversified		—	11,843	—	11,843
Energy		193,477	66,035	3,340	262,852
Financial		695,776	501,335	—	1,197,111
Government		1,632	—	—	1,632
Industrial		147,212	114,083	—	261,295
Technology		112,492	26,137	6,584	145,213
Utilities		365,938	111,252	—	477,190
Convertible Bonds*		—	18,272	3,594	21,866
Convertible Preferred Stocks
Financial		—	4,687	—	4,687
Credit Linked Structured Notes*		—	—	3,082	3,082
Investment Companies*		245,590	—	—	245,590
Preferred Stocks
Communications		22,486	—	—	22,486
Consumer, Non-cyclical		1,072	—	—	1,072
Diversified		—	2,642	—	2,642
Financial		131,411	6,535	—	137,946
Industrial		13,493	—	55	13,548
Utilities		14,119	—	—	14,119
Senior Floating Rate Interests*		—	772,096	24,580	796,676
U.S. Government & Government Agency Obligations*		—	114,829	—	114,829
Purchased Options		299	—	—	299
	Total investments in securities$	2,319,386	$8,607,886	$124,459	$11,051,731
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$1,758	$—	$1,758
Interest Rate Contracts**
Futures		$74	$—	$—	$74
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(530)	$—	$(530)
Equity Contracts**
Options		$(50,546)	$—	$—	$(50,546)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(7,350)	$—	$(7,350)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical		$17,460	$7,070	$—	$24,530
Financial		838,333	674,680	—	1,513,013
Technology		13,793	—	—	13,793
Investment Companies*		9,890	—	—	9,890
	Total investments in securities$	879,476	$681,750	$—	$1,561,226

Government & High Quality Bond Fund
Bonds*		$—	$446,414	$—	$446,414
Investment Companies*		62,697	—	—	62,697
U.S. Government & Government Agency Obligations*		—	1,105,147	—	1,105,147
	Total investments in securities$	62,697	$1,551,561	$—	$1,614,258

			Level 2 - Other
	Level 1 - Quoted		Significant	Level 3 - Significant	Totals (Level
Fund		Prices	Observable Inputs	Unobservable Inputs	1,2,3)

High Yield Fund
Bonds*		$—	$3,179,115	$—	$3,179,115
Common Stocks*		20,686	—	—	20,686
Convertible Bonds*		—	4,906	—	4,906
Investment Companies*		133,004	—	—	133,004
Senior Floating Rate Interests*		—	226,470	—	226,470
U.S. Government & Government Agency Obligations*		—	49,977	—	49,977
	Total investments in securities$	153,690	$3,460,468	$—	$3,614,158
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps		$—	$327	$—	$327
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(121)	$—	$(121)

High Yield Fund I
Bonds*		$—	$949,050	$2	$949,052
Common Stocks
Communications		220	—	—	220
Consumer, Cyclical		—	—	—	—
Energy		114	142	7	263
Industrial		—	—	—	—
Utilities		2,731	3	—	2,734
Convertible Bonds*		—	—	58	58
Investment Companies*		46,611	—	—	46,611
Preferred Stocks
Financial		—	1,548	—	1,548
Industrial		—	—	—	—
Senior Floating Rate Interests*		—	77,066	—	77,066
	Total investments in securities$	49,676	$1,027,809	$67	$1,077,552

Income Fund
Bonds*		$—	$2,053,367	$—	$2,053,367
Common Stocks
Energy		6,231	1,694	—	7,925
Financial		—	—	1	1
Industrial		—	—	16,098	16,098
Investment Companies*		99,373	—	—	99,373
Senior Floating Rate Interests*		—	11,408	2,134	13,542
U.S. Government & Government Agency Obligations*		—	1,039,945	—	1,039,945
	Total investments in securities$	105,604	$3,106,414	$18,233	$3,230,251

Inflation Protection Fund
Bonds*		$—	$51,219	$—	$51,219
Investment Companies*		48,445	—	—	48,445
U.S. Government & Government Agency Obligations*		—	1,465,469	—	1,465,469
Purchased Interest Rate Swaptions		—	1,808	—	1,808
Purchased Options		299	5	—	304
	Total investments in securities$	48,744	$1,518,501	$—	$1,567,245
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$639	$—	$639
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps		$—	$1,122	$—	$1,122
Futures		1,410	—	—	1,410
Interest Rate Swaps		—	1,526	—	1,526
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(3,455)	$—	$(3,455)
Written Options		—	(1)	—	(1)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps		$—	$(549)	$—	$(549)
Futures		(1,218)	—	—	(1,218)
Interest Rate Swaps		—	(635)	—	(635)
Interest Rate Swaptions		—	(822)	—	(822)
Options		(110)	—	—	(110)

			Level 2 - Other
	Level 1 - Quoted		Significant	Level 3 - Significant	Totals (Level
Fund		Prices	Observable Inputs	Unobservable Inputs	1,2,3)

International Emerging Markets Fund
Common Stocks
Basic Materials		$3,233	$50,328	$—	$53,561
Communications		36,791	102,902	—	139,693
Consumer, Cyclical		4,072	50,362	—	54,434
Consumer, Non-cyclical		10,277	53,748	—	64,025
Diversified		—	2,898	—	2,898
Energy		—	88,940	—	88,940
Financial		15,725	182,020	—	197,745
Industrial		6,889	31,275	—	38,164
Technology		13,467	125,349	—	138,816
Utilities		—	17,779	—	17,779
Investment Companies*		8,714	—	—	8,714
Preferred Stocks
Basic Materials		—	9,319	—	9,319
Diversified		—	15,179	—	15,179
Energy		—	6,054	—	6,054
Financial		—	14,469	—	14,469
	Total investments in securities$	99,168	$750,622	$—	$849,790

International Fund I
Common Stocks
Basic Materials		$—	$30,596	$—	$30,596
Communications		5,979	16,445	—	22,424
Consumer, Cyclical		4,086	61,451	—	65,537
Consumer, Non-cyclical		2,710	53,480	—	56,190
Diversified		—	3,404	—	3,404
Energy		—	18,990	—	18,990
Financial		2,104	47,424	—	49,528
Industrial		6,663	45,642	—	52,305
Technology		17,998	42,165	—	60,163
Utilities		—	2,090	—	2,090
Investment Companies*		690	—	—	690
	Total investments in securities$	40,230	$321,687	$—	$361,917
Liabilities
Equity Contracts**
Futures		$(21)	$—	$—	$(21)

LargeCap Growth Fund
Common Stocks*		$1,639,168	$—	$—	$1,639,168
Investment Companies*		17,303	—	—	17,303
	Total investments in securities$	1,656,471	$—	$—	$1,656,471

LargeCap Growth Fund I
Common Stocks
Basic Materials		$22,077	$—	$—	$22,077
Communications		1,508,763	—	1,150	1,509,913
Consumer, Cyclical		777,223	—	—	777,223
Consumer, Non-cyclical		1,777,609	—	—	1,777,609
Energy		5,227	—	—	5,227
Financial		570,952	—	—	570,952
Industrial		801,513	—	—	801,513
Technology		1,138,227	—	—	1,138,227
Utilities		225	—	—	225
Convertible Preferred Stocks
Communications		—	—	30,975	30,975
Investment Companies*		233,061	—	—	233,061
Preferred Stocks
Communications		—	—	8,076	8,076
Technology		—	3,888	6,156	10,044
	Total investments in securities$	6,834,877	$3,888	$46,357	$6,885,122

			Level 2 - Other
	Level 1 - Quoted		Significant	Level 3 - Significant	Totals (Level
Fund		Prices	Observable Inputs	Unobservable Inputs	1,2,3)

LargeCap Growth Fund I (continued)
Short Sales
Common Stocks
Consumer, Non-cyclical		$(2,195)	$—	$—	$(2,195)
	Total Short Sales$	(2,195)	$—	$—	$(2,195)
Assets
Equity Contracts**
Futures		$984	$—	$—	$984

LargeCap Growth Fund II
Common Stocks*		$528,528	$—	$—	$528,528
Investment Companies*		16,323	—	—	16,323
	Total investments in securities$	544,851	$—	$—	$544,851
Assets
Equity Contracts**
Futures		$34	$—	$—	$34
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$3	$—	$3
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(66)	$—	$(66)

LargeCap S&P 500 Index Fund
Common Stocks*		$5,047,412	$—	$—	$5,047,412
Investment Companies*		50,931	—	—	50,931
	Total investments in securities$	5,098,343	$—	$—	$5,098,343
Assets
Equity Contracts**
Futures		$90	$—	$—	$90

LargeCap Value Fund
Common Stocks*		$2,117,303	$—	$—	$2,117,303
Investment Companies*		3,280	—	—	3,280
	Total investments in securities$	2,120,583	$—	$—	$2,120,583

LargeCap Value Fund III
Common Stocks*		$1,746,611	$—	$—	$1,746,611
Investment Companies*		83,386	—	—	83,386
	Total investments in securities$	1,829,997	$—	$—	$1,829,997
Assets
Equity Contracts**
Futures		$291	$—	$—	$291

MidCap Fund
Common Stocks*		$12,612,480	$—	$—	$12,612,480
Investment Companies*		16,349	—	—	16,349
	Total investments in securities$	12,628,829	$—	$—	$12,628,829

MidCap Growth Fund
Common Stocks*		$133,970	$—	$—	$133,970
Investment Companies*		316	—	—	316
	Total investments in securities$	134,286	$—	$—	$134,286

MidCap Growth Fund III
Common Stocks*		$1,003,902	$—	$—	$1,003,902
Investment Companies*		44,208	—	—	44,208
	Total investments in securities$	1,048,110	$—	$—	$1,048,110
Assets
Equity Contracts**
Futures		$190	$—	$—	$190

			Level 2 - Other
	Level 1 - Quoted		Significant	Level 3 - Significant	Totals (Level
Fund		Prices	Observable Inputs	Unobservable Inputs	1,2,3)

MidCap S&P 400 Index Fund
Common Stocks*		$1,285,514	$—	$—	$1,285,514
Investment Companies*		11,683	—	—	11,683
	Total investments in securities$	1,297,197	$—	$—	$1,297,197

Assets
Equity Contracts**
Futures		$15	$—	$—	$15

MidCap Value Fund I
Common Stocks*		$1,160,746	$—	$—	$1,160,746
Investment Companies*		27,015	—	—	27,015
	Total investments in securities$	1,187,761	$—	$—	$1,187,761
Assets
Equity Contracts**
Futures		$112	$—	$—	$112

MidCap Value Fund III
Common Stocks*		$1,381,870	$—	$—	$1,381,870
Investment Companies*		55,389	—	—	55,389
	Total investments in securities$	1,437,259	$—	$—	$1,437,259
Assets
Equity Contracts**
Futures		$65	$—	$—	$65

Money Market Fund
Bonds*		$—	$86,975	$—	$86,975
Certificate of Deposit*		—	11,800	—	11,800
Commercial Paper*		—	527,041	—	527,041
Investment Companies*		39,660	—	—	39,660
Municipal Bonds*		—	44,362	—	44,362
Repurchase Agreements*		—	60,000	—	60,000
	Total investments in securities$	39,660	$730,178	$—	$769,838

Overseas Fund
Common Stocks
Basic Materials		$—	$187,886	$—	$187,886
Communications		26,698	181,984	—	208,682
Consumer, Cyclical		11,423	219,367	—	230,790
Consumer, Non-cyclical		47,641	444,849	—	492,490
Diversified		—	15,506	—	15,506
Energy		32,705	196,285	—	228,990
Financial		5,298	643,952	—	649,250
Industrial		22,382	523,403	—	545,785
Technology		—	84,859	—	84,859
Utilities		—	96,494	—	96,494
Investment Companies*		102,158	—	—	102,158
Preferred Stocks
Consumer, Cyclical		—	66,175	—	66,175
	Total investments in securities$	248,305	$2,660,760	$—	$2,909,065
Assets
Equity Contracts**
Futures		$336	$—	$—	$336

Principal Capital Appreciation Fund
Common Stocks*		$2,444,765	$—	$—	$2,444,765
Investment Companies*		34,451	—	—	34,451
	Total investments in securities$	2,479,216	$—	$—	$2,479,216

Principal LifeTime 2010 Fund
Investment Companies*		$1,132,657	$—	$—	$1,132,657
	Total investments in securities$	1,132,657	$—	$—	$1,132,657

Principal LifeTime 2015 Fund
Investment Companies*		$740,978	$—	$—	$740,978
	Total investments in securities$	740,978	$—	$—	$740,978

			Level 2 - Other
	Level 1 - Quoted		Significant	Level 3 - Significant	Totals (Level
Fund		Prices	Observable Inputs	Unobservable Inputs	1,2,3)

Principal LifeTime 2020 Fund
Investment Companies*		$5,706,524	$—	$—	$5,706,524
	Total investments in securities$	5,706,524	$—	$—	$5,706,524

Principal LifeTime 2025 Fund
Investment Companies*		$1,700,661	$—	$—	$1,700,661
	Total investments in securities$	1,700,661	$—	$—	$1,700,661

Principal LifeTime 2030 Fund
Investment Companies*		$6,527,355	$—	$—	$6,527,355
	Total investments in securities$	6,527,355	$—	$—	$6,527,355

Principal LifeTime 2035 Fund
Investment Companies*		$1,286,995	$—	$—	$1,286,995
	Total investments in securities$	1,286,995	$—	$—	$1,286,995

Principal LifeTime 2040 Fund
Investment Companies*		$4,361,291	$—	$—	$4,361,291
	Total investments in securities$	4,361,291	$—	$—	$4,361,291

Principal LifeTime 2045 Fund
Investment Companies*		$848,238	$—	$—	$848,238
	Total investments in securities$	848,238	$—	$—	$848,238

Principal LifeTime 2050 Fund
Investment Companies*		$2,365,372	$—	$—	$2,365,372
	Total investments in securities$	2,365,372	$—	$—	$2,365,372

Principal LifeTime 2055 Fund
Investment Companies*		$311,329	$—	$—	$311,329
	Total investments in securities$	311,329	$—	$—	$311,329

Principal LifeTime 2060 Fund
Investment Companies*		$174,625	$—	$—	$174,625
	Total investments in securities$	174,625	$—	$—	$174,625

Principal LifeTime Hybrid 2015 Fund
Investment Companies*		$19,886	$—	$—	$19,886
	Total investments in securities$	19,886	$—	$—	$19,886

Principal LifeTime Hybrid 2020 Fund
Investment Companies*		$68,378	$—	$—	$68,378
	Total investments in securities$	68,378	$—	$—	$68,378

Principal LifeTime Hybrid 2025 Fund
Investment Companies*		$29,487	$—	$—	$29,487
	Total investments in securities$	29,487	$—	$—	$29,487

Principal LifeTime Hybrid 2030 Fund
Investment Companies*		$61,653	$—	$—	$61,653
	Total investments in securities$	61,653	$—	$—	$61,653

Principal LifeTime Hybrid 2035 Fund
Investment Companies*		$21,682	$—	$—	$21,682
	Total investments in securities$	21,682	$—	$—	$21,682

Principal LifeTime Hybrid 2040 Fund
Investment Companies*		$32,330	$—	$—	$32,330
	Total investments in securities$	32,330	$—	$—	$32,330

Principal LifeTime Hybrid 2045 Fund
Investment Companies*		$12,968	$—	$—	$12,968
	Total investments in securities$	12,968	$—	$—	$12,968

			Level 2 - Other
	Level 1 - Quoted		Significant	Level 3 - Significant	Totals (Level
Fund		Prices	Observable Inputs	Unobservable Inputs	1,2,3)

Principal LifeTime Hybrid 2050 Fund
Investment Companies*		$17,860	$—	$—	$17,860
	Total investments in securities$	17,860	$—	$—	$17,860

Principal LifeTime Hybrid 2055 Fund
Investment Companies*		$3,180	$—	$—	$3,180
	Total investments in securities$	3,180	$—	$—	$3,180

Principal LifeTime Hybrid 2060 Fund
Investment Companies*		$776	$—	$—	$776
	Total investments in securities$	776	$—	$—	$776

Principal LifeTime Hybrid Income Fund
Investment Companies*		$16,827	$—	$—	$16,827
	Total investments in securities$	16,827	$—	$—	$16,827

Principal LifeTime Strategic Income Fund
Investment Companies*		$639,390	$—	$—	$639,390
	Total investments in securities$	639,390	$—	$—	$639,390

Real Estate Securities Fund
Common Stocks*		$3,545,037	$—	$—	$3,545,037
Investment Companies*		77,504	—	—	77,504
	Total investments in securities$	3,622,541	$—	$—	$3,622,541

SAM Balanced Portfolio
Investment Companies*		$4,781,274	$67,777	$—	$4,849,051
	Total investments in securities$	4,781,274	$67,777	$—	$4,849,051

SAM Conservative Balanced Portfolio
Investment Companies*		$1,743,672	$19,656	$—	$1,763,328
	Total investments in securities$	1,743,672	$19,656	$—	$1,763,328

SAM Conservative Growth Portfolio
Investment Companies*		$3,023,923	$67,361	$—	$3,091,284
	Total investments in securities$	3,023,923	$67,361	$—	$3,091,284

SAM Flexible Income Portfolio
Investment Companies*		$2,595,413	$—	$—	$2,595,413
	Total investments in securities$	2,595,413	$—	$—	$2,595,413

SAM Strategic Growth Portfolio
Investment Companies*		$1,791,560	$60,601	$—	$1,852,161
	Total investments in securities$	1,791,560	$60,601	$—	$1,852,161

Short-Term Income Fund
Bonds*		$—	$3,746,895	$8,954	$3,755,849
Investment Companies*		66,883	—	—	66,883
U.S. Government & Government Agency Obligations*		—	1,054	—	1,054
	Total investments in securities$	66,883	$3,747,949	$8,954	$3,823,786

SmallCap Fund
Common Stocks
Basic Materials		$12,215	$—	$—	$12,215
Communications		24,303	—	—	24,303
Consumer, Cyclical		73,897	—	—	73,897
Consumer, Non-cyclical		122,062	95	—	122,157
Energy		32,192	—	—	32,192
Financial		164,677	—	—	164,677
Industrial		105,330	—	—	105,330
Technology		47,522	—	—	47,522
Utilities		19,702	—	—	19,702
Investment Companies*		17,076	—	—	17,076
	Total investments in securities$	618,976	$95	$—	$619,071

			Level 2 - Other
	Level 1 - Quoted		Significant	Level 3 - Significant	Totals (Level
Fund		Prices	Observable Inputs	Unobservable Inputs	1,2,3)

SmallCap Growth Fund I
Common Stocks
Basic Materials		$16,760	$—	$—	$16,760
Communications		154,556	—	18	154,574
Consumer, Cyclical		221,233	—	—	221,233
Consumer, Non-cyclical		327,966	—	17	327,983
Diversified		424	—	—	424
Energy		20,765	—	—	20,765
Financial		119,545	—	—	119,545
Industrial		235,608	—	—	235,608
Technology		299,924	—	—	299,924
Utilities		1,222	—	—	1,222
Investment Companies*		71,787	—	—	71,787
	Total investments in securities$	1,469,790	$—	$35	$1,469,825
Liabilities
Equity Contracts**
Futures		$(780)	$—	$—	$(780)

SmallCap S&P 600 Index Fund
Common Stocks*		$1,262,098	$—	$—	$1,262,098
Investment Companies*		26,604	—	—	26,604
	Total investments in securities$	1,288,702	$—	$—	$1,288,702
Liabilities
Equity Contracts**
Futures		$(45)	$—	$—	$(45)

SmallCap Value Fund II
Common Stocks
Basic Materials		$50,457	$—	$—	$50,457
Communications		36,480	15	198	36,693
Consumer, Cyclical		145,133	113	—	145,246
Consumer, Non-cyclical		174,628	—	—	174,628
Energy		87,585	—	—	87,585
Financial		419,576	85	—	419,661
Government		372	—	—	372
Industrial		223,225	—	—	223,225
Technology		107,884	—	—	107,884
Utilities		39,314	—	—	39,314
Investment Companies*		60,086	—	—	60,086
	Total investments in securities$	1,344,740	$213	$198	$1,345,151
Liabilities
Equity Contracts**
Futures		$(991)	$—	$—	$(991)

Tax-Exempt Bond Fund
Bonds*		$—	$1,507	$—	$1,507
Municipal Bonds*		—	365,450	—	365,450
	Total investments in securities$	—	$366,957	$—	$366,957

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Exchange cleared swaps, futures, and foreign currency contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value as
		of January 31,		Unobservable
Fund	Asset Type	2017	Valuation Technique	Input	Input Value(s)
Finisterre Unconstrained
Emerging Markets Bond
Fund	Bonds	$764	Indicative Market Quotations	Broker Quote	$99.81 - 100.50

Global Diversified Income
Fund	Bonds	$68,046	Benchmark Pricing	Base Price	0.00 - 102.60
	Bonds	$13,546	Indicative Market Quotations	Broker Quote	1.79 - 97.90
	Common Stocks	$4,972	Benchmark Pricing	Base Price	0.00 - 417.00
	Common Stocks	$15	Indicative Market Quotations	Broker Quote	120.00
	Common Stocks	$6,569	Third Party Vendor	Broker Quote	17.00
	Convertible Bonds	$2,201	Benchmark Pricing	Base Price	59.65
	Convertible Bonds	$1,393	Indicative Market Quotations	Broker Quote	20.00
	Credit Linked Structured Notes	$3,082	Indicative Market Quotations	Broker Quote	70.70
	Preferred Stock	$55	Indicative Market Quotations	Broker Quote	205.00
	Senior Floating Rate Interests	$6,517	Benchmark Pricing	Base Price	0.00 - 92.54
	Senior Floating Rate Interests	$18,063	Indicative Market Quotations	Broker Quote	97.50 - 101.08
		$124,459

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

									Net Change in Unrealized
			Accrued Discounts/Premiums				Transfers	Value	Appreciation/(Depreciation)
		Realized	and Change in Unrealized		Proceeds from	Transfers	Out of	January 31,	on Investments held at
Fund	Value October 31, 2016	Gain/(Loss)	Gain/(Loss)	Purchases	Sales	into Level 3* Level 3**		2017	January 31, 2017
Finisterre Unconstrained Emerging Markets Bond Fund
Bonds	265	-	4	500	(5)	-	-	764	4
Total	265	-	4	500	(5)	-	-	764	4

Global Diversified Income Fund
Bonds	65,591	300	2,472	18,380	(301)	-	(4,850)	81,592	(98)
Common Stocks
Basic Materials	-	-	(495)	2,011	-	-	-	1,516	(495)
Consumer, Cyclical	120	-	(4)	-	-	-	-	116	(4)
Energy	-	-	2,580	760	-	-	-	3,340	2,580
Technology	5,833	-	751	-	-	-	-	6,584	751
Convertible Bonds	3,305	-	233	56	-	-	-	3,594	196
Credit Linked
Structured Notes	3,327	(9)	(38)	-	(198)	-	-	3,082	(60)
Preferred Stocks
Industrial	80	-	(25)	-	-	-	-	55	(25)
Senior Floating Rate
Interests	26,817	4	(213)	-	(5,202)	3,174	-	24,580	(222)
Total	105,073	295	5,261	21,207	(5,701)	3,174	(4,850)	124,459	2,623

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Funds' Schedules of Investments as of January 31, 2017 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 03/21/2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 03/21/2017

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 03/21/2017